UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07589
The Hartford Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a) The Semi-Annual Shareholder Reports for each of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, The Hartford International Value Fund, Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund are filed herewith.

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class A/HEOMX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$58	1.19%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEOMX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class C/HEONX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.94%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEONX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class I/HEOIX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$44	0.89%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEOIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class R3/HEORX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$69	1.41%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEORX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class R4/HEOSX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R4	$52	1.06%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEOSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class R5/HEOTX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.81%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEOTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class R6/HEOVX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEOVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class Y/HEOYX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEOYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Climate Opportunities Fund
Class F/HEOFX
This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHEOFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class A/HERAX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$72	1.45%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class C/HERCX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.20%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class I/HERIX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$58	1.16%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class R3/HERRX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$85	1.70%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class R4/HERSX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$72	1.45%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class R5/HERTX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$57	1.15%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class R6/HERVX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$49	0.98%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class Y/HERYX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$55	1.10%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Emerging Markets Equity Fund
Class F/HERFX
This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$49	0.98%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHERFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class A/HGXAX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.18%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class C/HGXCX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96	1.94%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class I/HGXIX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$43	0.86%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class R3/HGXRX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.41%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class R4/HGXSX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.11%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class R5/HGXTX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.81%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class R6/HGXVX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class Y/HGXYX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Global Impact Fund
Class F/HGXFX
This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGXFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class A/HDVAX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50*	0.98%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class C/HDVCX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92*	1.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class I/HDVIX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$33*	0.65%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class R3/HDVRX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$64*	1.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class R4/HDVSX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50*	0.97%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class R5/HDVTX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$34*	0.67%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class R6/HDVVX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$28*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class Y/HDVYX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$34*	0.66%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford International Equity Fund
Class F/HDVFX
This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$28*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDVFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class A/HNCAX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.30%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class C/HNCCX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$104	2.05%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class I/HNCJX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50	0.98%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCJX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class R3/HNCRX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$80	1.57%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class R4/HNCSX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65	1.27%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class R5/HNCTX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$51	1.00%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class R6/HNCUX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$43	0.85%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCUX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class Y/HNCYX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	0.95%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Growth Fund
Class F/HNCFX
This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$43	0.85%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHNCFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class A/IHOAX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.09%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHOAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class C/HIOCX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96	1.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIOCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class I/IHOIX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.78%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHOIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class R3/IHORX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$73	1.41%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHORX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class R4/IHOSX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$57	1.11%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHOSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class R5/IHOTX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHOTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class R6/IHOVX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHOVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class Y/HAOYX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$41	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAOYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Opportunities Fund
Class F/IHOFX
This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$36	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHOFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class A/HILAX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61	1.16%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class C/HILCX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101	1.92%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class I/HILIX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47	0.89%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class R3/HILRX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$77	1.47%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class R4/HILSX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61	1.17%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class R5/HILTX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$47	0.89%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class R6/HILUX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.80%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILUX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class Y/HILYX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$47	0.89%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford International Value Fund
Class F/HILDX
This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$41	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHILDX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Dynamic Bond Fund
Class A/HDBAX
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.90%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDBAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Dynamic Bond Fund
Class C/HDBCX
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$84	1.68%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDBCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Dynamic Bond Fund
Class I/HDBIX
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$34	0.68%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDBIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Dynamic Bond Fund
Class R5/HDBRX
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$35	0.70%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDBRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Dynamic Bond Fund
Class R6/HDBSX
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.59%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDBSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Dynamic Bond Fund
Class Y/HDBYX
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$34	0.68%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDBYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Dynamic Bond Fund
Class F/HDBFX
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$29	0.58%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDBFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class A/HLDAX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.18%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class C/HLDCX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$97	1.93%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class I/HLDIX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47	0.93%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class R3/HLDRX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$74	1.48%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class R4/HLDSX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$59	1.18%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class R5/HLDTX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$44	0.88%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class Y/HLDYX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.88%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Emerging Markets Local Debt Fund
Class F/HLDFX
This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42	0.83%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLDFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class A/HFLAX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class C/HFLCX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$87*	1.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class I/HFLIX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class R3/HFLRX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$62*	1.25%*
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class R4/HFLSX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class R5/HFLTX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39*	0.79%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class Y/HFLYX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Floating Rate Fund
Class F/HFLFX
This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33*	0.67%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFLFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class A/HAHAX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$47	0.95%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class C/HAHCX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.73%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class I/HAHIX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$34	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class R3/HAHRX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$63	1.27%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class R4/HAHSX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$48	0.97%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class R5/HAHTX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$33	0.67%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class R6/HAHVX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$27	0.55%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class Y/HAHYX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$33	0.66%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford High Yield Fund
Class F/HAHFX
This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$27	0.55%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAHFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class A/HIPAX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.85%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class C/HIPCX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.64%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class I/HIPIX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$31	0.62%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class R3/HIPRX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$60	1.20%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class R4/HIPSX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$45	0.90%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class R5/HIPTX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$29	0.58%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class Y/HIPYX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$30	0.59%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Inflation Plus Fund
Class F/HIPFX
This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$24	0.48%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIPFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class A/HFHAX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	1.00%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class C/HFHCX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88	1.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class I/HFHIX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class R3/HFHRX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$66	1.32%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class R4/HFHSX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$51	1.02%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class R5/HFHTX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$36	0.72%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class Y/HFHYX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$36	0.72%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Low Duration High Income Fund
Class F/HFHFX
This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.65%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFHFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Municipal Opportunities Fund
Class A/HHMAX
This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$33	0.66%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHMAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Municipal Opportunities Fund
Class C/HHMCX
This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71	1.44%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHMCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Municipal Opportunities Fund
Class I/HHMIX
This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHMIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Municipal Opportunities Fund
Class Y/HHMYX
This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$22	0.44%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHMYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Municipal Opportunities Fund
Class F/HHMFX
This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$17	0.34%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHMFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Municipal Short Duration Fund
Class A/HMJAX
This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMJAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Municipal Short Duration Fund
Class C/HMJCX
This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$72	1.44%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMJCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Municipal Short Duration Fund
Class I/HMJIX
This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMJIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Municipal Short Duration Fund
Class F/HMJFX
This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$19	0.39%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMJFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class A/HSDAX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$38	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class C/HSDCX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$77	1.53%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class I/HSDIX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$25	0.49%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class R3/HSDRX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$50	1.00%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class R4/HSDSX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$37	0.74%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class R5/HSDTX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$27	0.54%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class R6/HSDVX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$22	0.43%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class Y/HSDYX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$25	0.49%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Short Duration Fund
Class F/HSDFX
This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$21	0.42%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class A/HSNAX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class C/HSNCX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80*	1.61%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class I/HSNIX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$31*	0.62%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class R3/HSNRX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$62*	1.24%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class R4/HSNSX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$47*	0.93%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class R5/HSNTX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$31*	0.62%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class R6/HSNVX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$26*	0.52%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class Y/HSNYX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$32*	0.63%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Strategic Income Fund
Class F/HSNFX
This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$26*	0.52%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSNFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Sustainable Municipal Bond Fund
Class A/HMKAX
This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMKAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Sustainable Municipal Bond Fund
Class C/HMKCX
This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71	1.44%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMKCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Sustainable Municipal Bond Fund
Class I/HMKIX
This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMKIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Sustainable Municipal Bond Fund
Class F/HMKFX
This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$19	0.39%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMKFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class A/ITBAX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.67%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITBAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class C/HABCX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.56%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHABCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class I/ITBIX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$19	0.37%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITBIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class R3/ITBRX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$52	1.03%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITBRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class R4/ITBUX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R4	$33	0.66%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITBUX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class R5/ITBTX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$21	0.42%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITBTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class R6/ITBVX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$16	0.31%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITBVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class Y/HABYX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$19	0.37%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHABYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Total Return Bond Fund
Class F/ITBFX
This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$16	0.31%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITBFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class A/HWDAX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	1.00%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class C/HWDCX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88	1.74%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class I/HWDIX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36	0.72%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class R3/HWDRX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$67	1.33%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class R4/HWDSX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$52	1.03%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class R5/HWDTX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$37	0.73%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class R6/HWDVX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.62%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class Y/HWDYX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$37	0.73%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford World Bond Fund
Class F/HWDFX
This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$31	0.62%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHWDFX_0425

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford International/Global
Equity Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼Hartford Climate Opportunities Fund
◼Hartford Emerging Markets Equity Fund
◼Hartford Global Impact Fund
◼Hartford International Equity Fund
◼The Hartford International Growth Fund
◼The Hartford International Opportunities Fund
◼The Hartford International Value Fund
◼Hartford Schroders China A Fund
◼Hartford Schroders Diversified Emerging Markets Fund
◼Hartford Schroders Emerging Markets Equity Fund
◼Hartford Schroders International Contrarian Value Fund
◼Hartford Schroders International Multi-Cap Value Fund
◼Hartford Schroders International Stock Fund

Hartford International/Global Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Climate Opportunities Fund	3
Hartford Emerging Markets Equity Fund	5
Hartford Global Impact Fund	9
Hartford International Equity Fund	11
The Hartford International Growth Fund	17
The Hartford International Opportunities Fund	19
The Hartford International Value Fund	21
Hartford Schroders China A Fund	25
Hartford Schroders Diversified Emerging Markets Fund	27
Hartford Schroders Emerging Markets Equity Fund	31
Hartford Schroders International Contrarian Value Fund	33
Hartford Schroders International Multi-Cap Value Fund	35
Hartford Schroders International Stock Fund	41
Glossary	43
Statements of Assets and Liabilities:
Hartford Climate Opportunities Fund	44
Hartford Emerging Markets Equity Fund	44
Hartford Global Impact Fund	44
Hartford International Equity Fund	44
The Hartford International Growth Fund	46
The Hartford International Opportunities Fund	46
The Hartford International Value Fund	46
Hartford Schroders China A Fund	46
Hartford Schroders Diversified Emerging Markets Fund	46
Hartford Schroders Emerging Markets Equity Fund	46
Hartford Schroders International Contrarian Value Fund	48
Hartford Schroders International Multi-Cap Value Fund	48
Hartford Schroders International Stock Fund	48
Statements of Operations:
Hartford Climate Opportunities Fund	50
Hartford Emerging Markets Equity Fund	50
Hartford Global Impact Fund	50
Hartford International Equity Fund	50
The Hartford International Growth Fund	51
The Hartford International Opportunities Fund	51
The Hartford International Value Fund	51
Hartford Schroders China A Fund	52
Hartford Schroders Diversified Emerging Markets Fund	52
Hartford Schroders Emerging Markets Equity Fund	52

Hartford International/Global Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Climate Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Canada - 0.5%
5,709	Canadian National Railway Co.	$552,886
	Chile - 0.5%
27,036	Antofagasta PLC	593,319
	China - 3.6%
51,264	BYD Co. Ltd. Class H	2,434,846
32,300	Contemporary Amperex Technology Co. Ltd. Class A	1,032,747
112,260	LONGi Green Energy Technology Co. Ltd. Class A	227,299
52,300	Shenzhen Inovance Technology Co. Ltd. Class A	514,803
		4,209,695
	Denmark - 0.7%
59,440	Vestas Wind Systems AS	792,466
	France - 1.2%
12,873	Legrand SA	1,414,740
	Germany - 6.6%
13,183	Bayerische Motoren Werke AG	1,118,149
29,033	Daimler Truck Holding AG	1,166,444
59,485	Infineon Technologies AG	1,970,324
5,919	Knorr-Bremse AG	587,027
1,623	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	1,111,121
7,480	Siemens AG	1,722,356
		7,675,421
	Ireland - 1.2%
15,837	Kingspan Group PLC	1,336,396
	Italy - 0.7%
13,500	Prysmian SpA	741,585
	Japan - 4.9%
7,400	Daikin Industries Ltd.	843,032
78,409	Hitachi Ltd.	1,937,918
2,700	Keyence Corp.	1,128,847
48,300	Sekisui Chemical Co. Ltd.	843,990
3,900	Shimano, Inc.	549,453
13,700	Sumitomo Forestry Co. Ltd.	394,481
		5,697,721
	Norway - 1.8%
48,939	Mowi ASA	897,368
117,510	Norsk Hydro ASA	623,322
35,992	TOMRA Systems ASA*	567,855
		2,088,545
	Portugal - 0.8%
38,306	Jeronimo Martins SGPS SA	927,096
	South Korea - 0.3%
3,007	Samsung SDI Co. Ltd.	372,359
	Spain - 1.3%
83,294	Iberdrola SA	1,501,445
	Sweden - 0.2%
60,245	Nibe Industrier AB Class B	256,909
	Switzerland - 0.8%
6,561	TE Connectivity PLC	960,399
	Taiwan - 1.0%
96,000	Chroma ATE, Inc.	877,559
66,429	Giant Manufacturing Co. Ltd.	271,178
		1,148,737
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	United Kingdom - 2.2%
308,321	Kingfisher PLC	$1,185,030
92,098	National Grid PLC	1,329,352
		2,514,382
	United States - 69.5%
6,605	Acuity, Inc.	1,609,044
9,147	Advanced Drainage Systems, Inc.	1,038,093
14,115	Alphabet, Inc. Class A	2,241,462
12,468	Amazon.com, Inc.*	2,299,349
11,013	American Water Works Co., Inc.	1,619,021
7,586	Analog Devices, Inc.	1,478,663
13,121	ARM Holdings PLC ADR*	1,496,450
15,420	Atkore, Inc.	984,875
21,239	AZEK Co., Inc.*	1,052,605
6,791	Boise Cascade Co.	633,464
4,267	Cadence Design Systems, Inc.*	1,270,457
3,960	Carlisle Cos., Inc.	1,502,741
5,909	Chubb Ltd.	1,690,447
8,826	Clean Harbors, Inc.*	1,888,234
1,178	Comfort Systems USA, Inc.	468,314
11,362	Core & Main, Inc. Class A*	598,550
3,594	Deere & Co.	1,666,035
11,387	Ecolab, Inc.	2,863,033
33,199	Eversource Energy	1,974,677
16,864	Exelon Corp.	790,922
5,087	Ferguson Enterprises, Inc.	863,060
6,155	First Solar, Inc.*	774,422
1,265	GE Vernova, Inc.	469,087
60,536	HA Sustainable Infrastructure Capital, Inc.	1,512,189
70,548	James Hardie Industries PLC CDI*	1,655,916
23,080	Kroger Co.	1,666,607
2,623	Lennox International, Inc.	1,434,125
2,360	Lowe's Cos., Inc.	527,602
8,474	Microsoft Corp.	3,349,433
3,252	Moody's Corp.	1,473,546
24,156	NextEra Energy, Inc.	1,615,553
20,143	NEXTracker, Inc. Class A*	818,007
20,640	Procore Technologies, Inc.*	1,322,818
7,976	PTC, Inc.*	1,236,041
8,235	Public Service Enterprise Group, Inc.	658,224
6,982	Republic Services, Inc.	1,750,737
31,214	Rollins, Inc.	1,783,256
3,954	S&P Global, Inc.	1,977,198
8,805	Schneider Electric SE	2,057,251
26,917	Sempra	1,999,126
34,749	Smurfit WestRock PLC	1,460,153
13,832	Swiss Re AG	2,482,902
1,500	Synopsys, Inc.*	688,515
1,286	Tesla, Inc.*	362,858
4,962	TopBuild Corp.*	1,467,561
6,624	Uber Technologies, Inc.*	536,610
34,214	UL Solutions, Inc. Class A	1,956,699
15,728	Veralto Corp.	1,508,315
6,154	Verisk Analytics, Inc.	1,824,230
19,184	Vertiv Holdings Co. Class A	1,637,930
6,115	Waste Connections, Inc.	1,208,507
8,375	Waste Management, Inc.	1,954,390
2,740	Watsco, Inc.	1,259,962
8,396	WESCO International, Inc.	1,368,212
6,774	Westinghouse Air Brake Technologies Corp.	1,251,429
The accompanying notes are an integral part of these financial statements.

3

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	United States - 69.5% - (continued)
31,706	Weyerhaeuser Co. REIT		$821,502
6,481	Xylem, Inc.		781,414
			80,681,823
	Total Common Stocks (cost $94,616,715)		$113,465,924
RIGHTS - 0.0%
	South Korea - 0.0%
434	Samsung SDI Co. Ltd. Expires 05/22/2025*		$10,518
	Total Rights (cost $—)		$10,518
	Total Long-Term Investments (cost $94,616,715)		$113,476,442
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 269,908	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $269,941; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $275,322		$269,908
	Total Short-Term Investments (cost $269,908)		$269,908
	Total Investments (cost $94,886,623)	98.0%	$113,746,350
	Other Assets and Liabilities	2.0%	2,289,803
	Net Assets	100.0%	$116,036,153
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$113,465,924	$75,999,039	$37,466,885	$—
Rights	10,518	10,518	—	—
Short-Term Investments	269,908	—	269,908	—
Total	$113,746,350	$76,009,557	$37,736,793	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

4

Hartford Emerging Markets Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Brazil - 3.7%
1,134,600	Banco do Brasil SA	$5,783,808
304,100	BRF SA	1,216,368
55,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,113,785
211,200	Embraer SA*	2,415,990
357,840	Lojas Renner SA	921,216
372,800	Marfrig Global Foods SA	1,411,019
247,200	Porto Seguro SA	1,916,130
		14,778,316
	Chile - 0.1%
119,500	Cencosud SA	408,896
	China - 29.2%
745,200	Alibaba Group Holding Ltd.	11,125,856
154,900	Anhui Conch Cement Co. Ltd. Class A	513,279
28,230	Atour Lifestyle Holdings Ltd. ADR	689,941
21,887	Autohome, Inc. ADR	597,077
2,667,600	BAIC Motor Corp. Ltd. Class H(1)	655,751
520,650	Baidu, Inc. Class A*	5,741,214
10,351,705	Bank of China Ltd. Class H	5,780,117
128,400	BeiGene Ltd.*	2,594,900
489,000	Beijing Yanjing Brewery Co. Ltd. Class A	874,628
4,658,700	BOE Technology Group Co. Ltd. Class A	2,463,845
65,700	BYD Co. Ltd. Class H	3,120,501
7,128,437	China CITIC Bank Corp. Ltd. Class H	5,638,067
2,357,800	China Feihe Ltd.(1)	1,781,779
319,700	China Hongqiao Group Ltd.	573,866
114,100	China Pacific Insurance Group Co. Ltd. Class H	310,439
2,203,700	China Railway Group Ltd. Class H	948,177
1,287,500	China Resources Pharmaceutical Group Ltd.(1)	812,691
1,186,200	China Taiping Insurance Holdings Co. Ltd.	1,642,610
469,000	CITIC Ltd.	570,150
55,800	Contemporary Amperex Technology Co. Ltd. Class A	1,784,127
119,146	Dong-E-E-Jiao Co. Ltd. Class A	891,558
89,363	Full Truck Alliance Co. Ltd. ADR	1,015,164
711,600	Geely Automobile Holdings Ltd.	1,493,863
83,700	GF Securities Co. Ltd. Class A	179,835
125,500	Giant Biogene Holding Co. Ltd.(1)	1,296,642
120,200	GoerTek, Inc. Class A	351,574
113,100	Great Wall Motor Co. Ltd. Class A	351,662
269,600	Guotai Haitong Securities Co. Ltd. Class H(1)	384,242
629,200	Huatai Securities Co. Ltd. Class A	1,391,945
1,560,300	JD Logistics, Inc.*(1)	2,447,193
286,300	JD.com, Inc. Class A	4,661,372
166,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	1,170,067
21,100	Jinan Acetate Chemical Co. Ltd.	555,437
271,300	Kingsoft Corp. Ltd.	1,351,726
1,255,600	Kunlun Energy Co. Ltd.	1,196,807
2,087,200	Lenovo Group Ltd.	2,414,006
313,100	Meituan Class B*(1)	5,184,134
160,300	Midea Group Co. Ltd. Class A	1,625,217
76,500	NetEase, Inc.	1,644,471
39,506	Ningbo Deye Technology Co. Ltd. Class A	469,727
10,122	PDD Holdings, Inc. ADR*	1,068,580
641,800	People's Insurance Co. Group of China Ltd. Class H	379,828
99,900	Pop Mart International Group Ltd.(1)	2,491,630
17,349	Qifu Technology, Inc. ADR	711,829
70,800	Rockchip Electronics Co. Ltd. Class A	1,666,975
210,700	Sanan Optoelectronics Co. Ltd. Class A	356,570
399,300	Shenzhen Energy Group Co. Ltd. Class A	351,934
234,600	Sinopharm Group Co. Ltd. Class H	552,893
251,580	Tencent Holdings Ltd.	15,409,512
1,704,000	Topsports International Holdings Ltd.(1)	677,437
29,923	Vipshop Holdings Ltd. ADR	407,551
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	China - 29.2% - (continued)
98,442	Weibo Corp. ADR	$797,380
53,200	Wingtech Technology Co. Ltd. Class A	255,510
195,700	Wuliangye Yibin Co. Ltd. Class A	3,468,403
270,800	Wuxi Biologics Cayman, Inc.*(1)	786,519
96,400	XD, Inc.*(2)	443,408
1,000,800	Xiaomi Corp. Class B*(1)	6,407,321
58,100	Zhejiang Leapmotor Technology Co. Ltd.*(1)	415,781
1,327,900	Zhejiang Zheneng Electric Power Co. Ltd. Class A	960,302
		115,905,020
	Greece - 0.9%
580,175	Alpha Services & Holdings SA	1,414,601
369,000	Eurobank Ergasias Services & Holdings SA Class A	1,047,231
223,800	Piraeus Financial Holdings SA	1,256,867
		3,718,699
	Hong Kong - 0.4%
2,873,300	Sino Biopharmaceutical Ltd.	1,442,969
	Hungary - 0.6%
31,800	OTP Bank Nyrt	2,349,003
	India - 16.9%
36,027	Bajaj Auto Ltd.	3,422,817
826,218	Bank of Baroda	2,444,829
627,600	Bharat Petroleum Corp. Ltd.	2,300,009
613,300	Canara Bank	706,992
58,394	Chambal Fertilisers & Chemicals Ltd.	478,770
198,200	Cipla Ltd.	3,637,112
695,472	Coal India Ltd.	3,168,765
15,900	Coforge Ltd.	1,382,331
44,278	Colgate-Palmolive India Ltd.	1,356,852
1,900	Dixon Technologies India Ltd.(2)	370,396
20,500	Eicher Motors Ltd.	1,349,954
114,495	Fortis Healthcare Ltd.	928,467
40,500	Glenmark Pharmaceuticals Ltd.	662,306
51,600	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	296,948
51,490	HDFC Bank Ltd.	1,169,541
180,600	Hindalco Industries Ltd.	1,334,807
90,200	Hindustan Petroleum Corp. Ltd.	403,681
250,900	Indian Bank	1,676,913
1,690,900	Indian Oil Corp. Ltd.	2,756,796
49,574	Infosys Ltd.	876,366
87,985	InterGlobe Aviation Ltd.*(1)	5,482,460
203,366	LIC Housing Finance Ltd.	1,449,835
95,000	Lupin Ltd.	2,362,372
11,200	Motilal Oswal Financial Services Ltd.	86,768
24,100	Mphasis Ltd.	703,857
17,609	Narayana Hrudayalaya Ltd.(2)	366,315
24,700	Natco Pharma Ltd.	248,677
447,900	Oil & Natural Gas Corp. Ltd.	1,296,035
122,503	One 97 Communications Ltd.*	1,245,525
8,400	Oracle Financial Services Software Ltd.	868,002
21,600	PI Industries Ltd.	930,445
1,944,100	Punjab National Bank	2,305,141
172,500	Shriram Finance Ltd.	1,250,057
5,716	Siemens Energy India Ltd.*(3)	167,667
6,500	Solar Industries India Ltd.	1,012,381
53,700	State Bank of India	501,536
129,500	Tata Consultancy Services Ltd.	5,286,174
116,500	Tata Motors Ltd.	887,811
48,300	Trent Ltd.	2,952,299
813,600	Union Bank of India Ltd.	1,211,606
94,300	United Spirits Ltd.	1,743,785
The accompanying notes are an integral part of these financial statements.

5

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	India - 16.9% - (continued)
248,900	Vedanta Ltd.	$1,235,920
277,076	Zydus Lifesciences Ltd.	2,917,122
		67,236,442
	Indonesia - 0.4%
3,895,200	Alamtri Resources Indonesia Tbk. PT	446,196
773,800	United Tractors Tbk. PT	1,057,490
		1,503,686
	Malaysia - 0.5%
319,100	AMMB Holdings Bhd.	381,776
880,200	Axiata Group Bhd.	428,388
445,400	Press Metal Aluminium Holdings Bhd.	506,228
468,770	RHB Bank Bhd.	723,060
		2,039,452
	Mexico - 1.5%
1,383,600	Alfa SAB de CV Class A	1,003,984
461,900	Fibra Uno Administracion SA de CV REIT	597,793
101,410	Gruma SAB de CV Class B	1,932,223
39,500	Grupo Aeroportuario del Centro Norte SAB de CV	434,650
43,400	Industrias Penoles SAB de CV*	869,726
293,200	Prologis Property Mexico SA de CV REIT	1,040,452
		5,878,828
	Philippines - 0.2%
155,400	Bank of the Philippine Islands	389,638
58,700	International Container Terminal Services, Inc.	359,020
		748,658
	Poland - 1.5%
39,900	Bank Polska Kasa Opieki SA*	1,999,853
10,400	CD Projekt SA	643,970
104,000	Powszechna Kasa Oszczednosci Bank Polski SA	1,999,496
75,500	Powszechny Zaklad Ubezpieczen SA	1,177,860
		5,821,179
	Qatar - 0.1%
507,422	Barwa Real Estate Co.	390,217
	Romania - 0.3%
172,301	NEPI Rockcastle NV*	1,320,978
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 3.4%
483,500	Alinma Bank	3,744,837
370,366	Arab National Bank	2,124,395
59,300	Etihad Etisalat Co.	992,826
81,200	SABIC Agri-Nutrients Co.	2,139,019
436,300	Saudi Awwal Bank	4,082,635
42,200	Saudi National Bank	402,082
		13,485,794
	South Africa - 3.4%
25,500	Capitec Bank Holdings Ltd.	4,732,958
149,900	Clicks Group Ltd.	3,188,062
114,053	Gold Fields Ltd. ADR	2,570,755
174,331	Investec Ltd.	1,088,014
270,000	MTN Group Ltd.	1,786,945
		13,366,734
	South Korea - 10.9%
8,670	Chong Kun Dang Pharmaceutical Corp.	496,359
8,800	CJ CheilJedang Corp.	1,480,031
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	South Korea - 10.9% - (continued)
20,800	GS Holdings Corp.	$565,576
29,700	Hankook Tire & Technology Co. Ltd.	862,661
400	Hanwha Aerospace Co. Ltd.	224,802
354,400	Hanwha Life Insurance Co. Ltd.*	661,087
6,000	HD Hyundai Heavy Industries Co. Ltd.*	1,696,976
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,147,780
18,900	Hyundai Motor Co.	2,532,591
23,800	Hyundai Rotem Co. Ltd.	1,875,893
42,700	Hyundai Steel Co.	735,094
34,500	KB Financial Group, Inc.	2,180,355
63,529	Kia Corp.	4,037,476
33,400	Korea Gas Corp.	909,881
19,500	Korea Investment Holdings Co. Ltd.	1,138,509
4,397	Krafton, Inc.*	1,151,144
45,094	KT Corp.	1,647,858
3,800	LG Electronics, Inc.	190,743
107,100	Samsung E&A Co. Ltd.	1,448,137
324,099	Samsung Electronics Co. Ltd.	12,645,544
35,700	Shinhan Financial Group Co. Ltd.	1,290,197
13,300	SK Hynix, Inc.	1,659,482
24,600	SK Telecom Co. Ltd.	939,886
154,977	Woori Financial Group, Inc.	1,929,859
		43,447,921
	Taiwan - 15.4%
13,500	Accton Technology Corp.	251,455
15,700	Advanced Energy Solution Holding Co. Ltd.	419,122
2,725,600	Cathay Financial Holding Co. Ltd.	5,021,944
1,406,800	Compal Electronics, Inc.	1,212,201
2,808,600	CTBC Financial Holding Co. Ltd.	3,460,867
262,500	Eva Airways Corp.	315,296
239,800	Fubon Financial Holding Co. Ltd.	635,573
72,419	Himax Technologies, Inc. ADR	512,364
2,398,300	Innolux Corp.	1,027,094
125,400	MediaTek, Inc.	5,328,631
692,200	Pegatron Corp.	1,758,723
37,300	PharmaEssentia Corp.*	613,246
984,700	Pou Chen Corp.	1,014,013
61,200	Realtek Semiconductor Corp.	1,006,071
4,712	Silicon Motion Technology Corp. ADR	233,244
1,130,500	TA Chen Stainless Pipe	1,485,879
777,800	Taiwan Business Bank	344,478
1,292,176	Taiwan Semiconductor Manufacturing Co. Ltd.	36,613,227
		61,253,428
	Thailand - 2.8%
754,000	Bangkok Bank PCL	3,157,984
2,310,100	Charoen Pokphand Foods PCL	1,829,789
2,825,100	Krung Thai Bank PCL	1,843,539
194,600	SCB X PCL	693,414
44,271,800	TMBThanachart Bank PCL	2,425,151
3,841,325	True Corp. PCL*	1,390,693
		11,340,570
	Turkey - 0.6%
348,800	Oyak Cimento Fabrikalari AS*	213,510
174,100	Pegasus Hava Tasimaciligi AS*	1,012,521
560,300	Turkcell Iletisim Hizmetleri AS	1,314,213
		2,540,244
	United Arab Emirates - 2.4%
86,300	Abu Dhabi Commercial Bank PJSC	273,472
510,000	ADNOC Drilling Co. PJSC	680,432
441,400	Aldar Properties PJSC	994,012
1,342,300	Deyaar Development PJSC	337,194
1,703,404	Emaar Properties PJSC	6,086,691
206,493	Emirates NBD Bank PJSC	1,155,633
		9,527,434
The accompanying notes are an integral part of these financial statements.

6

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	United Kingdom - 0.2%
17,400	Anglogold Ashanti PLC		$724,397
	United States - 0.8%
393,200	JBS SA		3,054,061
	Total Common Stocks (cost $340,470,201)		$382,282,926
PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
610,600	Cia Energetica de Minas Gerais (Preference Shares)(4)		$1,178,131
	Total Preferred Stocks (cost $1,195,104)		$1,178,131
	Total Long-Term Investments (cost $341,665,305)		$383,461,057
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 1,799,207	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,799,425; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,835,325		$1,799,207
	Total Short-Term Investments (cost $1,799,207)		$1,799,207
	Total Investments (cost $343,464,512)	97.0%	$385,260,264
	Other Assets and Liabilities	3.0%	12,079,979
	Net Assets	100.0%	$397,340,243
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$28,823,580, representing 7.3% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $1,180,119, representing 0.3% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	66	06/20/2025	$3,663,000	$(115,775)
Total futures contracts				$(115,775)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

7

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$382,282,926	$38,616,069	$343,499,190	$167,667
Preferred Stocks	1,178,131	1,178,131	—	—
Short-Term Investments	1,799,207	—	1,799,207	—
Total	$385,260,264	$39,794,200	$345,298,397	$167,667
Liabilities
Futures Contracts(2)	$(115,775)	$(115,775)	$—	$—
Total	$(115,775)	$(115,775)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Brazil - 1.3%
711,800	Telefonica Brasil SA	$3,485,533
	Germany - 1.2%
90,979	Infineon Technologies AG	3,013,502
	India - 1.1%
399,324	Shriram Finance Ltd.	2,893,785
	Ireland - 1.2%
36,632	Kingspan Group PLC	3,091,170
	Japan - 2.1%
192,900	Renesas Electronics Corp.	2,263,731
137,200	Sekisui House Ltd.	3,154,255
		5,417,986
	Mexico - 1.0%
789,100	Wal-Mart de Mexico SAB de CV	2,500,027
	Netherlands - 3.0%
87,492	Arcadis NV	4,242,581
20,756	Wolters Kluwer NV	3,664,658
		7,907,239
	Puerto Rico - 1.3%
36,423	Popular, Inc.	3,475,483
	South Africa - 2.4%
4,102,755	Old Mutual Ltd.	2,498,983
495,469	Vodacom Group Ltd.	3,666,092
		6,165,075
	Sweden - 0.7%
53,173	MIPS AB(1)	1,874,104
	Switzerland - 2.4%
29,820	DSM-Firmenich AG	3,239,441
45,206	Landis & Gyr Group AG*	2,907,517
		6,146,958
	Taiwan - 2.9%
403,184	Chroma ATE, Inc.	3,685,602
88,734	MediaTek, Inc.	3,770,580
		7,456,182
	United Kingdom - 7.7%
53,277	AstraZeneca PLC ADR	3,824,756
501,973	Barratt Redrow PLC	3,129,394
692,337	Beazley PLC	8,203,271
39,658	Genus PLC	974,564
195,769	Nomad Foods Ltd.	3,913,422
		20,045,407
	United States - 69.1%
39,117	Abbott Laboratories	5,114,548
49,899	Adtalem Global Education, Inc.*	5,299,274
19,304	Advanced Drainage Systems, Inc.	2,190,811
40,814	Agilent Technologies, Inc.	4,391,586
15,931	Autodesk, Inc.*	4,369,077
99,725	AZEK Co., Inc.*	4,942,371
53,922	Block, Inc.*	3,152,819
81,043	Boston Scientific Corp.*	8,336,893
17,306	Clean Harbors, Inc.*	3,702,446
29,503	Crown Holdings, Inc.	2,842,024
17,916	CyberArk Software Ltd.*	6,309,299
15,348	Danaher Corp.	3,059,317
87,320	Darling Ingredients, Inc.*	2,810,831
6,598	Eli Lilly & Co.	5,931,272
23,485	F5, Inc.*	6,217,419
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.4% - (continued)
	United States - 69.1% - (continued)
21,112	First Solar, Inc.*		$2,656,312
60,147	Globe Life, Inc.		7,418,531
32,257	GoDaddy, Inc. Class A*		6,074,961
95,541	Grocery Outlet Holding Corp.*		1,604,133
93,743	GSK PLC ADR		3,735,659
50,992	HA Sustainable Infrastructure Capital, Inc.		1,273,780
13,925	Hubbell, Inc.		5,057,282
118,686	Independence Realty Trust, Inc. REIT		2,306,069
20,352	Insulet Corp.*		5,134,606
272,988	Laureate Education, Inc.*		5,478,869
42,126	Merck & Co., Inc.		3,589,135
36,434	Modine Manufacturing Co.*		2,974,472
82,604	NEXTracker, Inc. Class A*		3,354,548
57,171	OneMain Holdings, Inc.		2,691,039
23,841	Schneider Electric SE		5,570,348
107,489	SentinelOne, Inc. Class A*		1,988,547
20,600	Simply Good Foods Co.*		743,866
12,402	Sprouts Farmers Market, Inc.*		2,120,742
38,546	Stride, Inc.*		5,483,169
30,866	Sun Communities, Inc. REIT		3,840,656
48,248	Tecnoglass, Inc.		3,438,635
123,054	Tetra Tech, Inc.		3,838,054
14,179	Trane Technologies PLC		5,434,952
13,715	Veeva Systems, Inc. Class A*		3,205,058
38,561	Veralto Corp.		3,698,000
112,359	Vital Farms, Inc.*		3,847,172
18,300	Waste Connections, Inc.		3,616,629
29,476	Westinghouse Air Brake Technologies Corp.		5,445,396
43,132	Xylem, Inc.		5,200,425
			179,491,032
	Total Common Stocks (cost $203,244,451)		$252,963,483
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 1,721,841	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,722,050; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,756,393		$1,721,841
	Total Short-Term Investments (cost $1,721,841)		$1,721,841
	Total Investments (cost $204,966,292)	98.1%	$254,685,324
	Other Assets and Liabilities	1.9%	4,919,634
	Net Assets	100.0%	$259,604,958
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of this security was $1,874,104, representing 0.7% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$252,963,483	$193,618,888	$59,344,595	$—
Short-Term Investments	1,721,841	—	1,721,841	—
Total	$254,685,324	$193,618,888	$61,066,436	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

Hartford International Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Australia - 1.8%
21,368	ASX Ltd.	$967,584
7,851	Cochlear Ltd.	1,374,950
25,534	Commonwealth Bank of Australia	2,721,646
52,051	Computershare Ltd.	1,360,166
491,280	Medibank Pvt Ltd.	1,461,423
6,283	REA Group Ltd.	998,241
41,485	Wesfarmers Ltd.	2,078,243
		10,962,253
	Austria - 1.0%
24,439	ams-OSRAM AG*	216,957
70,661	Erste Group Bank AG	4,785,277
61,893	Mondi PLC	939,482
18,152	Zumtobel Group AG	95,197
		6,036,913
	Belgium - 0.7%
19,341	Ageas SA	1,212,995
28,391	Anheuser-Busch InBev SA	1,871,221
9,105	KBC Group NV	839,561
60,727	Proximus SADP	466,421
		4,390,198
	Brazil - 2.2%
446,996	Ambev SA	1,147,588
337,141	Atacadao SA	507,926
591,618	Banco Bradesco SA ADR	1,455,380
93,182	Banco BTG Pactual SA	625,740
86,960	Localiza Rent a Car SA	658,274
327,702	Lojas Renner SA	843,630
151,738	M Dias Branco SA	678,324
1,438	MercadoLibre, Inc.*	3,351,762
328,921	Natura & Co. Holding SA*	551,182
224,100	PRIO SA*	1,331,138
119,200	Rede D'Or Sao Luiz SA(1)	672,543
235,200	Telefonica Brasil SA	1,151,725
174,472	Ultrapar Participacoes SA	548,150
		13,523,362
	Canada - 4.0%
23,327	Bank of Montreal	2,235,067
51,608	Barrick Gold Corp.	984,168
20,069	Canadian National Railway Co.	1,943,575
22,520	Canadian Pacific Kansas City Ltd.	1,635,665
49,680	Great-West Lifeco, Inc.	1,931,920
13,092	Intact Financial Corp.	2,907,571
20,422	National Bank of Canada	1,793,628
20,711	Royal Bank of Canada	2,485,891
34,413	Shopify, Inc. Class A*	3,269,235
14,091	Stantec, Inc.	1,236,770
29,137	Sun Life Financial, Inc.	1,736,257
35,409	Toronto-Dominion Bank	2,262,570
40,907	Trican Well Service Ltd.	120,175
		24,542,492
	Chile - 0.4%
79,216	Cia Cervecerias Unidas SA	608,202
99,586	Empresa Nacional de Telecomunicaciones SA	288,171
6,357,178	Enel Americas SA	624,244
90,039	Lundin Mining Corp.	736,718
		2,257,335
	China - 7.0%
81,412	Alibaba Group Holding Ltd.	1,215,483
15,425	Alibaba Group Holding Ltd. ADR	1,842,208
66,111	Baidu, Inc. Class A*	729,007
396,515	BOC Hong Kong Holdings Ltd.	1,644,895
735,042	China BlueChemical Ltd. Class H	178,961
408,896	China Mengniu Dairy Co. Ltd.	1,018,417
5,189,480	China Reinsurance Group Corp. Class H	601,809
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	China - 7.0% - (continued)
270,400	China Tower Corp. Ltd. Class H(1)	$391,668
295,120	DiDi Global, Inc. ADR*	1,198,187
672,907	Foxconn Industrial Internet Co. Ltd. Class A	1,696,209
56,258	Fuyao Glass Industry Group Co. Ltd. Class A	450,098
25,803	Fuyao Glass Industry Group Co. Ltd. Class H(1)	182,479
105,442	Goneo Group Co. Ltd. Class A	1,033,595
187,638	Gree Electric Appliances, Inc. of Zhuhai Class A	1,177,390
5,600	Hesai Group ADR*	105,336
26,995	KE Holdings, Inc. ADR	547,999
198,000	Kunlun Energy Co. Ltd.	188,729
3,100	Kweichow Moutai Co. Ltd. Class A	660,456
127,500	Luxshare Precision Industry Co. Ltd. Class A	542,711
100,688	Meituan Class B*(1)	1,667,135
38,700	Midea Group Co. Ltd. Class A	392,364
10,600	NAURA Technology Group Co. Ltd. Class A	659,181
7,600	NetEase, Inc.	163,372
16,523	NetEase, Inc. ADR	1,768,952
16,228	PDD Holdings, Inc. ADR*	1,713,190
2,102,051	PICC Property & Casualty Co. Ltd. Class H	3,870,799
1,003,650	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	738,749
9,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	281,268
14,900	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	637,400
361,973	Sinopharm Group Co. Ltd. Class H	853,079
160,752	Tencent Holdings Ltd.	9,846,211
82,674	Tencent Music Entertainment Group ADR	1,109,485
53,800	Will Semiconductor Co. Ltd. Shanghai Class A	977,227
46,557	WuXi AppTec Co. Ltd. Class H(1)	359,820
335,597	Xiaomi Corp. Class B*(1)	2,148,559
47,000	Zai Lab Ltd.*	149,714
12,559	Zai Lab Ltd. ADR*	397,995
		43,140,137
	Denmark - 1.4%
15,146	DSV AS	3,210,342
56,631	Novo Nordisk AS Class B	3,786,434
21,742	Novonesis Novozymes B Class B	1,412,302
		8,409,078
	Finland - 0.6%
32,010	Kone OYJ Class B	1,982,437
250,830	Nokia OYJ	1,253,943
48,515	Nokian Renkaat OYJ	385,927
75,823	Outokumpu OYJ	291,853
		3,914,160
	France - 8.3%
75,806	Accor SA	3,735,143
17,882	Airbus SE	3,034,406
6,868	Alten SA	582,155
86,477	AXA SA	4,090,007
72,553	Ayvens SA(1)	735,449
26,539	BNP Paribas SA	2,248,636
55,385	Bureau Veritas SA	1,758,089
27,221	Capgemini SE	4,345,897
71,112	Carrefour SA	1,096,811
13,811	Cie de Saint-Gobain SA	1,501,504
24,013	Danone SA	2,066,233
97,868	Engie SA	2,022,768
607	Hermes International SCA	1,669,359
10,945	Imerys SA	365,609
16,488	Legrand SA	1,812,028
996	LVMH Moet Hennessy Louis Vuitton SE	551,714
28,146	Metropole Television SA	442,254
133,454	Orange SA	1,936,156
42,926	Publicis Groupe SA	4,367,591
21,627	Quadient SA	409,375
The accompanying notes are an integral part of these financial statements.

11

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	France - 8.3% - (continued)
17,887	Renault SA	$950,000
61,926	Societe Generale SA	3,228,758
14,224	Sodexo SA	902,894
66,360	Television Francaise 1 SA	634,100
8,206	Thales SA	2,298,684
41,812	TotalEnergies SE	2,381,411
44,653	Valeo SE	443,456
9,097	Vicat SACA	509,372
9,281	Vinci SA	1,303,677
		51,423,536
	Germany - 6.5%
12,211	adidas AG	2,809,648
26,846	BASF SE*	1,371,011
11,259	Beiersdorf AG	1,586,370
18,234	Brenntag SE	1,217,737
10,081	Continental AG	788,079
32,704	Daimler Truck Holding AG	1,313,931
8,654	Deutsche Boerse AG	2,787,400
19,468	Duerr AG	460,882
45,575	Evonik Industries AG	1,024,200
34,458	Fresenius SE & Co. KGaA*	1,636,649
4,429	Heidelberg Materials AG	885,417
87,731	Infineon Technologies AG	2,905,918
10,354	Mercedes-Benz Group AG	619,053
14,450	Merck KGaA	2,011,730
2,834	Rheinmetall AG	4,826,450
29,725	SAP SE	8,697,199
21,555	Scout24 SE(1)	2,568,855
20,510	Symrise AG	2,365,448
		39,875,977
	Greece - 0.1%
156,007	Piraeus Financial Holdings SA	876,140
	Hong Kong - 2.3%
193,304	AIA Group Ltd.	1,448,410
77,800	ASMPT Ltd.	523,398
174,809	CK Asset Holdings Ltd.	714,158
89,544	Dah Sing Financial Holdings Ltd.	326,943
68,990	Hong Kong Exchanges & Clearing Ltd.	3,014,151
235,243	PAX Global Technology Ltd.	141,662
521,406	Prudential PLC	5,543,992
2,804,771	Sino Biopharmaceutical Ltd.	1,408,554
852,056	WH Group Ltd.(1)	761,915
205,629	Yue Yuen Industrial Holdings Ltd.	295,221
		14,178,404
	Hungary - 0.3%
21,345	OTP Bank Nyrt	1,576,713
	India - 4.3%
78,424	Axis Bank Ltd.	1,100,062
12,890	Bajaj Auto Ltd.	1,224,640
6,223	Bajaj Finance Ltd.	634,973
85,331	Bharti Airtel Ltd.	1,882,251
377,901	Canara Bank	435,632
33,933	Cummins India Ltd.	1,165,081
186,926	Embassy Office Parks REIT	844,493
16,191	Hero MotoCorp Ltd.	733,578
121,183	ICICI Bank Ltd.	2,036,998
37,025	Infosys Ltd.	654,525
53,678	Kotak Mahindra Bank Ltd.	1,402,918
29,088	Larsen & Toubro Ltd.	1,151,379
72,525	Larsen & Toubro Ltd. GDR(2)	2,857,161
34,844	Mahindra & Mahindra Ltd.	1,207,247
4,591	MakeMyTrip Ltd.*	481,229
84,830	Max Financial Services Ltd.*	1,308,784
22,209	Max Healthcare Institute Ltd.	288,145
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	India - 4.3% - (continued)
22,983	PB Fintech Ltd.*	$441,604
27,322	Reliance Industries Ltd.	453,663
39,397	Reliance Industries Ltd. GDR(1)	2,567,348
60,040	SBI Life Insurance Co. Ltd.(1)	1,255,682
35,701	Tata Consultancy Services Ltd.	1,457,310
101,175	Varun Beverages Ltd.	624,642
		26,209,345
	Indonesia - 0.6%
4,659,744	Bank Central Asia Tbk. PT	2,477,541
2,235,630	Bank Negara Indonesia Persero Tbk. PT	563,377
1,655,670	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	116,686
2,236,194	Semen Indonesia Persero Tbk. PT	352,461
		3,510,065
	Ireland - 0.4%
156,450	AIB Group PLC	1,051,510
100,415	Bank of Ireland Group PLC	1,179,018
		2,230,528
	Israel - 0.2%
6,716	Check Point Software Technologies Ltd.*	1,474,565
	Italy - 2.4%
165,645	BPER Banca SpA	1,345,383
129,579	Eni SpA	1,855,771
5,631	Ferrari NV	2,577,763
35,042	Moncler SpA	2,162,823
64,486	Ryanair Holdings PLC ADR	3,086,300
60,575	UniCredit SpA	3,524,305
11,720	Wizz Air Holdings PLC*(1)	255,668
		14,808,013
	Ivory Coast - 0.1%
24,932	Endeavour Mining PLC	675,475
	Japan - 14.3%
53,790	Advantest Corp.	2,250,355
18,930	Aica Kogyo Co. Ltd.	438,879
37,752	Alfresa Holdings Corp.	569,909
31,019	Alps Alpine Co. Ltd.	315,098
43,380	Amada Co. Ltd.	434,365
113,922	Asahi Group Holdings Ltd.	1,574,663
35,246	ASKUL Corp.	375,140
31,730	Avex, Inc.	292,771
18,130	BML, Inc.	378,161
87,295	Chiba Bank Ltd.	776,182
52,529	Chiyoda Corp.*	125,656
28,700	Chugai Pharmaceutical Co. Ltd.	1,653,393
33,342	Cosel Co. Ltd.	251,222
53,532	Dai-ichi Life Holdings, Inc.	386,525
9,536	Daito Trust Construction Co. Ltd.	1,061,710
41,630	Dentsu Group, Inc.	872,819
25,580	Dip Corp.	371,690
22,090	Dowa Holdings Co. Ltd.	708,748
12,646	Eisai Co. Ltd.	365,519
3,475	Fast Retailing Co. Ltd.	1,143,083
78,690	Hakuhodo DY Holdings, Inc.	591,624
94,524	Hino Motors Ltd.*	300,574
20,300	Hisaka Works Ltd.	144,984
146,350	Hitachi Ltd.	3,617,115
101,623	Honda Motor Co. Ltd.	1,033,988
8,310	Horiba Ltd.	568,004
17,990	Hoya Corp.	2,116,813
11,314	Isuzu Motors Ltd.	152,156
27,005	Japan Airlines Co. Ltd.	489,261
149,485	Japan Exchange Group, Inc.	1,663,134
48,340	Japan Post Insurance Co. Ltd.	971,787
64,926	Japan Tobacco, Inc.	2,000,243
The accompanying notes are an integral part of these financial statements.

12

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Japan - 14.3% - (continued)
62,100	JGC Holdings Corp.	$496,670
42,710	Kao Corp.	1,828,907
83,660	KDDI Corp.	1,482,757
12,575	Keyence Corp.	5,257,501
29,700	KH Neochem Co. Ltd.	526,363
24,267	Kirin Holdings Co. Ltd.	367,079
4,566	Kissei Pharmaceutical Co. Ltd.	119,830
62,990	Koito Manufacturing Co. Ltd.	762,969
101,760	Kubota Corp.	1,182,491
2,599	Makita Corp.	76,005
16,483	Maruichi Steel Tube Ltd.	389,393
36,268	Maxell Ltd.	444,529
15,350	Miraial Co. Ltd.	138,067
75,850	Mitsubishi Estate Co. Ltd.	1,332,379
40,110	Mitsubishi Gas Chemical Co., Inc.	611,134
16,007	Nachi-Fujikoshi Corp.	342,673
30,926	Neturen Co. Ltd.	200,909
49,350	Nichicon Corp.	403,697
33,254	Nikon Corp.	319,752
28,100	Nintendo Co. Ltd.	2,332,862
26,591	Nippon Chemi-Con Corp.*	181,747
54,976	Nippon Shokubai Co. Ltd.	644,271
34,962	Nippon Television Holdings, Inc.	809,649
232,609	Nissan Motor Co. Ltd.*	553,756
29,840	OKUMA Corp.	670,401
21,760	Ono Pharmaceutical Co. Ltd.	250,478
39,804	Optorun Co. Ltd.	395,658
52,320	OSG Corp.	621,922
42,845	Otsuka Corp.	950,262
16,286	Paramount Bed Holdings Co. Ltd.	262,342
450,380	Persol Holdings Co. Ltd.	815,761
529,904	Resona Holdings, Inc.	4,250,780
30,540	Rinnai Corp.	684,048
79,673	Rohm Co. Ltd.	725,422
4,042	Sanyo Shokai Ltd.	78,035
49,323	SCSK Corp.	1,290,064
23,860	Sega Sammy Holdings, Inc.	500,785
25,090	Seria Co. Ltd.	509,381
10,102	Shiga Bank Ltd.	406,202
37,205	Shimadzu Corp.	952,352
1,405,182	SoftBank Corp.	2,126,384
215,230	Sony Group Corp.	5,678,367
36,626	Stanley Electric Co. Ltd.	686,331
47,091	Subaru Corp.	852,720
26,471	Sumitomo Heavy Industries Ltd.	551,174
63,014	Sumitomo Mitsui Trust Group, Inc.	1,558,886
48,211	Sumitomo Rubber Industries Ltd.	607,134
33,950	Suntory Beverage & Food Ltd.	1,186,241
89,553	T&D Holdings, Inc.	1,905,563
25,000	Tachi-S Co. Ltd.	275,794
55,110	Tadano Ltd.	381,806
15,702	Taiheiyo Cement Corp.	422,782
31,137	Takeda Pharmaceutical Co. Ltd.	941,851
96,079	Terumo Corp.	1,839,021
20,073	THK Co. Ltd.	494,498
110,459	Tochigi Bank Ltd.	250,193
35,285	Tokai Rika Co. Ltd.	525,520
29,290	Toyoda Gosei Co. Ltd.	562,417
49,360	Toyota Boshoku Corp.	708,253
15,000	Transcosmos, Inc.	327,770
40,075	TS Tech Co. Ltd.	452,956
22,080	Tsubakimoto Chain Co.	268,235
12,597	Tsuruha Holdings, Inc.	1,013,292
37,517	TV Asahi Holdings Corp.	682,391
34,590	Ushio, Inc.	416,044
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Japan - 14.3% - (continued)
38,134	Xebio Holdings Co. Ltd.	$347,890
50,860	Yamato Holdings Co. Ltd.	722,098
		87,950,465
	Kazakhstan - 0.1%
6,289	Kaspi.KZ JSC ADR	552,740
	Luxembourg - 0.1%
13,787	RTL Group SA*	565,412
	Mexico - 1.3%
1,288,835	America Movil SAB de CV Series B	1,115,297
49,858	Corp. Inmobiliaria Vesta SAB de CV ADR	1,367,106
292,323	Fibra Uno Administracion SA de CV REIT	378,326
53,361	Fresnillo PLC	715,174
382,338	Genomma Lab Internacional SAB de CV Class B	446,862
152,454	Grupo Financiero Banorte SAB de CV Class O	1,307,215
339,553	Kimberly-Clark de Mexico SAB de CV Class A	597,363
221,147	Megacable Holdings SAB de CV	537,911
557,790	Wal-Mart de Mexico SAB de CV	1,767,191
		8,232,445
	Netherlands - 3.5%
73,312	ABN AMRO Bank NV(1)	1,519,233
4,732	Argenx SE*	3,058,998
8,898	ASML Holding NV	5,956,694
12,611	Fugro NV	147,897
380,239	Havas NV*	632,550
20,785	Heineken NV	1,860,573
90,604	ING Groep NV	1,759,468
59,001	Koninklijke Philips NV	1,497,434
26,033	NN Group NV	1,596,354
20,207	Randstad NV	811,103
94,414	Universal Music Group NV	2,776,289
		21,616,593
	Norway - 0.0%
22,305	Norsk Hydro ASA	118,315
	Pakistan - 0.1%
9,430	VEON Ltd. ADR*	427,745
	Peru - 0.1%
2,905	Credicorp Ltd.	587,362
	Philippines - 0.0%
207,754	Security Bank Corp.	247,162
	Poland - 0.1%
5,708	Diagnostyka SA*	229,311
265,277	Orange Polska SA	680,624
		909,935
	Russia - 0.0%
94,370	Gazprom PJSC*(3)	—
3,866	LUKOIL PJSC ADR*(3)	—
55,232	Mobile TeleSystems PJSC ADR*(3)	—
511,012	Sberbank of Russia PJSC*(3)	—
164,682	Surgutneftegas PJSC ADR*(3)	—
70,320	VK IPJSC GDR*(3)	—
		—
	Saudi Arabia - 0.7%
222,745	Saudi Arabian Oil Co.(1)	1,505,978
14,047	Saudi Awwal Bank	131,443
256,230	Saudi National Bank	2,441,365
		4,078,786
	Singapore - 0.1%
85,472	Grab Holdings Ltd. Class A*	417,103
The accompanying notes are an integral part of these financial statements.

13

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	South Africa - 1.4%
60,385	Anglo American PLC	$1,648,413
36,224	Astral Foods Ltd.	336,862
137,736	MTN Group Ltd.	911,580
8,330	Naspers Ltd. Class N	2,190,308
630,876	Netcare Ltd.	463,555
1,060,722	Old Mutual Ltd.	646,085
927,878	Pepkor Holdings Ltd.(1)	1,343,208
277,216	Sanlam Ltd.	1,262,177
		8,802,188
	South Korea - 2.8%
2,793	BGF retail Co. Ltd.	211,054
44,253	Coupang, Inc.*	1,034,193
11,398	Coway Co. Ltd.	701,780
12,617	Hankook Tire & Technology Co. Ltd.	366,471
3,167	HD Hyundai Marine Solution Co. Ltd. Class C	342,058
5,395	Hyundai Mobis Co. Ltd.	1,012,688
7,781	Hyundai Motor Co.	1,042,650
65,488	iM Financial Group Co. Ltd.	473,503
17,699	KB Financial Group, Inc.	1,118,554
33,779	KT Corp.	1,234,377
90,959	LG Uplus Corp.	768,020
15,348	NAVER Corp.	2,159,549
72,891	Samsung Electronics Co. Ltd.	2,844,027
42,447	Shinhan Financial Group Co. Ltd.	1,534,033
14,953	SK Hynix, Inc.	1,865,732
14,291	SK Telecom Co. Ltd.	546,013
25,866	Tongyang Life Insurance Co. Ltd.*	111,210
		17,365,912
	Spain - 1.3%
50,322	Almirall SA	558,360
99,143	Iberdrola SA	1,787,137
86,624	Industria de Diseno Textil SA	4,658,204
152,176	Prosegur Cia de Seguridad SA	425,556
315,304	Unicaja Banco SA(1)	600,986
		8,030,243
	Sweden - 1.6%
39,566	Alfa Laval AB	1,641,032
55,755	Assa Abloy AB Class B	1,692,386
272,928	Atlas Copco AB Class A	4,224,570
55,892	SKF AB Class B	1,095,560
143,896	Telefonaktiebolaget LM Ericsson Class B	1,215,544
		9,869,092
	Switzerland - 3.3%
23,354	Adecco Group AG	607,816
139	Chocoladefabriken Lindt & Spruengli AG	2,025,785
1,974	EMS-Chemie Holding AG	1,455,433
25,906	Galderma Group AG	3,008,868
3,363	Implenia AG	190,203
2,123	Lonza Group AG	1,525,395
2,282	Partners Group Holding AG	2,990,039
6,418	Schindler Holding AG	2,347,351
16,717	SGS SA	1,632,602
8,143	Sika AG	2,034,997
5,143	Swatch Group AG	892,527
49,668	UBS Group AG	1,507,690
		20,218,706
	Taiwan - 4.7%
155,733	Advantech Co. Ltd.	1,631,485
9,104	ASPEED Technology, Inc.	856,471
267,577	Delta Electronics, Inc.	2,803,724
6,335	Largan Precision Co. Ltd.	451,633
69,879	MediaTek, Inc.	2,969,373
64,752	Nien Made Enterprise Co. Ltd.	792,942
32,000	Realtek Semiconductor Corp.	526,050
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Taiwan - 4.7% - (continued)
667,955	Taiwan Semiconductor Manufacturing Co. Ltd.	$18,926,205
97,000	Unimicron Technology Corp.	286,157
		29,244,040
	Thailand - 0.4%
280,821	Kasikornbank PCL	1,341,056
46,582	Kasikornbank PCL NVDR	222,452
1,066,273	Thai Union Group PCL	344,474
1,370,868	True Corp. PCL*	496,302
		2,404,284
	Turkey - 0.2%
100,511	Coca-Cola Icecek AS	136,392
92,602	KOC Holding AS	333,408
153,723	Ulker Biskuvi Sanayi AS*	427,526
875,764	Yapi ve Kredi Bankasi AS*	520,847
		1,418,173
	Ukraine - 0.0%
246,177	Ferrexpo PLC*	194,087
	United Arab Emirates - 0.6%
150,078	Abu Dhabi Islamic Bank PJSC	747,204
165,828	Aldar Properties PJSC	373,437
460,533	Burjeel Holdings PLC	189,424
321,069	Emirates Telecommunications Group Co. PJSC	1,520,970
759,239	Lulu Retail Holdings PLC*	261,775
1,337,741	Talabat Holding PLC*	515,418
		3,608,228
	United Kingdom - 8.4%
42,314	AstraZeneca PLC	6,062,191
45,148	Babcock International Group PLC	486,370
88,529	BAE Systems PLC	2,052,336
77,369	British American Tobacco PLC	3,370,066
117,236	British Land Co. PLC REIT	616,762
594,384	BT Group PLC	1,379,539
49,558	Burberry Group PLC	482,634
145,201	CK Hutchison Holdings Ltd.	818,800
60,008	Compass Group PLC	2,023,159
135,952	Crest Nicholson Holdings PLC	327,447
60,235	Diageo PLC	1,691,422
157,989	easyJet PLC	1,047,474
20,353	Flutter Entertainment PLC*	4,940,013
398,726	Hays PLC	380,903
54,034	Imperial Brands PLC	2,217,180
125,857	J Sainsbury PLC	447,310
226,914	Kingfisher PLC	872,143
98,622	Land Securities Group PLC REIT	781,509
79,490	Pagegroup PLC	286,693
45,195	Reckitt Benckiser Group PLC	2,917,181
225,747	Rolls-Royce Holdings PLC	2,285,117
390,585	Schroders PLC	1,720,988
49,181	Smith & Nephew PLC	692,104
75,309	Smiths Group PLC	1,876,670
177,233	Standard Chartered PLC	2,552,732
42,945	SThree PLC	139,618
114,802	Tate & Lyle PLC	855,621
85,609	Travis Perkins PLC	639,034
58,977	Unilever PLC	3,758,384
99,192	Vanquis Banking Group PLC*	84,913
223,897	Wise PLC Class A*	2,936,722
153,575	WPP PLC	1,190,599
		51,933,634
	United States - 5.7%
420,299	BP PLC	1,940,685
9,177	CSL Ltd.	1,473,027
48,856	Experian PLC	2,430,637
143,494	GSK PLC	2,838,698
The accompanying notes are an integral part of these financial statements.

14

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	United States - 5.7% - (continued)
4,379	Linde PLC	$1,984,694
14,719	Nestle SA	1,566,652
40,334	Novartis AG	4,600,383
4,802	Roche Holding AG	1,570,188
688	Rubicon Earnout Shares*(3)(4)	0 (5)
73,363	Rubicon TRA Placeholder*(3)(4)	4,769
31,016	Schneider Electric SE	7,246,757
139,349	Shell PLC	4,497,036
6,519	Spotify Technology SA*	4,002,536
16,188	Tory Burch LLC*(3)(4)	766,010
		34,922,072
	Total Common Stocks (cost $461,033,695)	$587,729,411
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
38,688	Lookout, Inc. Series F*(3)(4)(6)	$219,361
243,469	Lumeris Group Holdings Corp.*(3)(4)(6)	384,681
	Total Convertible Preferred Stocks (cost $826,934)	$604,042
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
8,962	iShares Core MSCI EAFE ETF	$705,399
	Total Exchange-Traded Funds (cost $677,741)	$705,399
PREFERRED STOCKS - 0.9%
	Brazil - 0.4%
136,400	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(6)	$276,398
867,166	Itausa SA (Preference Shares)(6)	1,634,966
1,335,400	Raizen SA (Preference Shares)(6)	425,905
		2,337,269
	Chile - 0.1%
152,588	Embotelladora Andina SA (Preference Shares)(6)	652,643
	Germany - 0.4%
9,799	FUCHS SE (Preference Shares)(6)	491,348
6,798	Henkel AG & Co. KGaA (Preference Shares)(6)	527,976
14,556	Volkswagen AG (Preference Shares)(6)	1,583,843
		2,603,167
	Total Preferred Stocks (cost $4,919,528)	$5,593,079
	Total Long-Term Investments (cost $467,457,898)	$594,631,931
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 3,173,720	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $3,174,105; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $3,237,316		$3,173,720
	Total Short-Term Investments (cost $3,173,720)		$3,173,720
	Total Investments (cost $470,631,618)	97.0%	$597,805,651
	Other Assets and Liabilities	3.0%	18,374,024
	Net Assets	100.0%	$616,179,675
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$18,536,526, representing 3.0% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of this security was $2,857,161, representing 0.5% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,374,821 or 0.2% of net assets.

The accompanying notes are an integral part of these financial statements.

15

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$219,361
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	384,681
09/2015	Rubicon Earnout Shares	688	—	—
09/2015	Rubicon TRA Placeholder	73,363	—	4,769
11/2013	Tory Burch LLC	16,188	1,268,749	766,010
			$2,095,683	$1,374,821

(5)	Market value is less than $1.
(6)	Currently no rate available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	107	06/19/2025	$13,951,086	$702,107
Total futures contracts				$702,107
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$587,729,411	$74,571,906	$512,386,726	$770,779
Convertible Preferred Stocks	604,042	—	—	604,042
Exchange-Traded Funds	705,399	705,399	—	—
Preferred Stocks	5,593,079	2,989,912	2,603,167	—
Short-Term Investments	3,173,720	—	3,173,720	—
Futures Contracts(2)	702,107	702,107	—	—
Total	$598,507,758	$78,969,324	$518,163,613	$1,374,821

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

16

The Hartford International Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Austria - 2.1%
95,602	Erste Group Bank AG	$6,474,321
	Brazil - 2.2%
2,907	MercadoLibre, Inc.*	6,775,781
	Canada - 2.2%
68,999	Shopify, Inc. Class A*	6,554,905
	China - 5.6%
205,013	Tencent Holdings Ltd.	12,557,239
678,138	Xiaomi Corp. Class B*(1)	4,341,575
		16,898,814
	Denmark - 4.7%
31,253	DSV AS	6,624,377
114,446	Novo Nordisk AS Class B	7,652,032
		14,276,409
	France - 8.9%
152,739	Accor SA	7,525,815
36,336	Airbus SE	6,165,874
29,492	Capgemini SE	4,708,468
1,219	Hermes International SCA	3,352,469
52,888	Publicis Groupe SA	5,381,195
		27,133,821
	Germany - 10.4%
25,122	adidas AG	5,780,360
177,366	Infineon Technologies AG	5,874,902
5,710	Rheinmetall AG	9,724,428
35,047	SAP SE	10,254,357
		31,634,047
	Hong Kong - 1.9%
551,925	Prudential PLC	5,868,494
	India - 3.6%
146,565	Larsen & Toubro Ltd. GDR(2)	5,774,006
79,937	Reliance Industries Ltd. GDR(1)	5,209,180
		10,983,186
	Italy - 5.2%
11,345	Ferrari NV	5,193,523
70,672	Moncler SpA	4,361,937
129,980	Ryanair Holdings PLC ADR	6,220,843
		15,776,303
	Japan - 12.4%
106,760	Advantest Corp.	4,466,405
296,626	Hitachi Ltd.	7,331,264
15,122	Keyence Corp.	6,322,380
56,600	Nintendo Co. Ltd.	4,698,931
796,808	Resona Holdings, Inc.	6,391,829
320,025	Sony Group Corp.	8,443,150
		37,653,959
	Netherlands - 6.8%
9,620	Argenx SE*	6,218,842
13,016	ASML Holding NV	8,713,455
191,018	Universal Music Group NV	5,616,976
		20,549,273
	Spain - 2.0%
111,725	Industria de Diseno Textil SA	6,008,010
	Sweden - 1.7%
333,022	Atlas Copco AB Class A	5,154,746
	Switzerland - 5.0%
51,570	Galderma Group AG	5,989,629
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Switzerland - 5.0% - (continued)
4,282	Lonza Group AG		$3,076,656
4,597	Partners Group Holding AG		6,023,318
			15,089,603
	Taiwan - 8.0%
79,000	MediaTek, Inc.		3,356,952
741,739	Taiwan Semiconductor Manufacturing Co. Ltd.		21,016,842
			24,373,794
	United Kingdom - 9.7%
62,516	AstraZeneca PLC		8,956,467
41,007	Flutter Entertainment PLC*		9,953,083
455,074	Rolls-Royce Holdings PLC		4,606,474
454,045	Wise PLC Class A*		5,955,435
			29,471,459
	United States - 6.2%
45,448	Schneider Electric SE		10,618,732
13,141	Spotify Technology SA*		8,068,311
			18,687,043
	Total Common Stocks (cost $202,717,906)		$299,363,968
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 85,290	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $85,300; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $87,122		$85,290
	Total Short-Term Investments (cost $85,290)		$85,290
	Total Investments (cost $202,803,196)	98.6%	$299,449,258
	Other Assets and Liabilities	1.4%	4,177,609
	Net Assets	100.0%	$303,626,867
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$9,550,755, representing 3.1% of net assets.

The accompanying notes are an integral part of these financial statements.

17

The Hartford International Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of this security was $5,774,006, representing 1.9% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$299,363,968	$27,619,840	$271,744,128	$—
Short-Term Investments	85,290	—	85,290	—
Total	$299,449,258	$27,619,840	$271,829,418	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

18

The Hartford International Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Brazil - 2.4%
1,687,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$33,873,101
10,175	MercadoLibre, Inc.*	23,716,399
9,453,200	TIM SA	31,565,358
		89,154,858
	Canada - 6.5%
2,435,420	Cenovus Energy, Inc.	28,671,744
16,459	Constellation Software, Inc.	59,316,751
546,588	RB Global, Inc.	55,083,034
520,870	Royal Bank of Canada	62,518,758
406,095	Shopify, Inc. Class A*	38,624,094
		244,214,381
	Chile - 0.6%
2,705,160	Lundin Mining Corp.	22,134,198
	China - 6.2%
5,088,587	ENN Energy Holdings Ltd.	40,171,224
1,520,910	KE Holdings, Inc. ADR	30,874,473
2,171,637	Meituan Class B*(1)	35,956,745
2,736,252	Proya Cosmetics Co. Ltd. Class A	35,953,400
1,482,421	Tencent Holdings Ltd.	90,799,683
		233,755,525
	Denmark - 1.1%
636,199	Novo Nordisk AS Class B	42,537,226
	France - 7.7%
793,142	Accor SA	39,079,999
312,551	Airbus SE	53,036,936
341,951	Cie de Saint-Gobain SA	37,176,226
76,704	Klepierre SA REIT	2,801,468
3,734,678	Orange SA	54,182,868
978,603	Renault SA	51,974,762
995,749	Societe Generale SA	51,917,327
		290,169,586
	Germany - 15.4%
193,209	adidas AG	44,455,755
253,618	Allianz SE	104,890,497
1,602,449	Deutsche Telekom AG	57,556,017
4,493,741	E.ON SE	78,593,691
1,557,109	Infineon Technologies AG	51,576,193
131,560	Merck KGaA	18,315,794
22,831	Rheinmetall AG	38,882,386
304,329	SAP SE	89,043,230
267,542	Siemens AG	61,604,601
440,163	Siemens Energy AG*	33,973,393
		578,891,557
	Hong Kong - 2.6%
7,877,883	AIA Group Ltd.	59,028,281
923,081	Hong Kong Exchanges & Clearing Ltd.	40,329,118
		99,357,399
	India - 3.7%
4,094,017	Axis Bank Ltd.	57,427,224
885,525	Larsen & Toubro Ltd.	35,051,388
2,889,489	Reliance Industries Ltd.	47,978,012
		140,456,624
	Indonesia - 0.9%
65,872,203	Bank Central Asia Tbk. PT	35,023,611
	Italy - 2.2%
13,024,885	Saipem SpA*	30,087,086
931,393	UniCredit SpA	54,189,245
		84,276,331
	Japan - 13.2%
259,000	Daikin Industries Ltd.	29,506,115
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Japan - 13.2% - (continued)
94,000	Fast Retailing Co. Ltd.	$30,920,809
96,800	Hikari Tsushin, Inc.	26,850,143
1,286,503	ITOCHU Corp.	65,795,540
107,594	Keyence Corp.	44,984,138
5,239,721	Mitsubishi UFJ Financial Group, Inc.	66,015,881
4,796,800	Mitsui Fudosan Co. Ltd.	47,539,390
885,700	Nomura Research Institute Ltd.	33,539,183
3,795,000	Rakuten Group, Inc.*	22,376,564
1,818,100	Renesas Electronics Corp.	21,335,873
2,918,700	Sony Group Corp.	77,003,432
1,279,900	Sumitomo Mitsui Trust Group, Inc.	31,663,100
		497,530,168
	Netherlands - 2.2%
91,398	ASML Holding NV	61,185,649
240,863	EXOR NV	22,741,011
		83,926,660
	Singapore - 1.2%
14,812,500	Singapore Telecommunications Ltd.	42,855,440
	South Africa - 1.2%
1,605,030	Anglo American PLC	43,814,723
	South Korea - 2.8%
1,759,374	KT Corp. ADR	34,237,418
856,836	Shinhan Financial Group Co. Ltd.	30,966,025
307,413	SK Hynix, Inc.	38,356,865
		103,560,308
	Sweden - 0.2%
277,416	Epiroc AB Class A	5,930,998
	Switzerland - 1.8%
229,739	Cie Financiere Richemont SA Class A	40,596,076
243,152	Galderma Group AG	28,241,036
		68,837,112
	Taiwan - 3.3%
4,395,440	Taiwan Semiconductor Manufacturing Co. Ltd.	124,542,820
	United Kingdom - 11.7%
319,792	Ashtead Group PLC	17,119,237
491,454	AstraZeneca PLC	70,409,043
2,066,370	BAE Systems PLC	47,903,906
768,055	Barratt Redrow PLC	4,767,870
1,525,023	Imperial Brands PLC	62,576,353
504,153	London Stock Exchange Group PLC	78,502,406
659,479	Reckitt Benckiser Group PLC	42,567,084
2,856,766	Standard Chartered PLC	41,146,730
1,218,281	Unilever PLC	77,567,806
		442,560,435
	United States - 8.9%
64,214	CyberArk Software Ltd.*	22,613,602
564,748	GFL Environmental, Inc.	28,180,925
2,468,870	GSK PLC	48,840,903
11,799,706	Haleon PLC	59,374,589
102,691	Linde PLC	46,726,102
2,903,108	Shell PLC	94,439,562
59,454	Spotify Technology SA*	36,503,567
		336,679,250
	Total Common Stocks (cost $2,804,820,216)	$3,610,209,210
The accompanying notes are an integral part of these financial statements.

19

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,804,820,216)		$3,610,209,210
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 23,441,672	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $23,444,518; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $23,910,557		$23,441,672
	Total Short-Term Investments (cost $23,441,672)		$23,441,672
	Total Investments (cost $2,828,261,888)	96.4%	$3,633,650,882
	Other Assets and Liabilities	3.6%	137,513,405
	Net Assets	100.0%	$3,771,164,287
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$35,956,745, representing 1.0% of net assets.

(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,610,209,210	$513,844,420	$3,096,364,790	$—
Warrants	—	—	—	—
Short-Term Investments	23,441,672	—	23,441,672	—
Total	$3,633,650,882	$513,844,420	$3,119,806,462	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

20

The Hartford International Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7%
	Austria - 1.6%
981,222	ams-OSRAM AG*	$8,710,805
1,096,610	Erste Group Bank AG	74,264,193
2,883,437	Mondi PLC	43,768,076
221,016	Zumtobel Group AG	1,159,103
		127,902,177
	Belgium - 0.9%
900,671	Ageas SA	56,486,693
1,806,652	Proximus SADP	13,876,218
		70,362,911
	Brazil - 3.8%
20,709,400	Ambev SA	53,167,926
12,601,758	Atacadao SA	18,985,407
27,437,365	Banco Bradesco SA ADR	67,495,918
14,120,060	Lojas Renner SA	36,350,418
5,171,625	M Dias Branco SA	23,119,059
14,002,457	Natura & Co. Holding SA*	23,464,290
11,175,119	Telefonica Brasil SA	54,722,175
7,455,744	Ultrapar Participacoes SA	23,424,212
		300,729,405
	Canada - 0.6%
2,409,968	Barrick Gold Corp.	45,958,261
1,247,778	Trican Well Service Ltd.	3,665,676
		49,623,937
	Chile - 0.5%
1,355,255	Cia Cervecerias Unidas SA ADR	20,626,981
867,065	Embotelladora Andina SA Class B, ADR	22,456,984
		43,083,965
	China - 1.7%
1,555,249	Alibaba Group Holding Ltd.	23,219,909
3,059,661	Baidu, Inc. Class A*	33,738,918
23,463,625	China BlueChemical Ltd. Class H	5,712,698
9,520,804	China Mengniu Dairy Co. Ltd.	23,712,998
167,576,472	China Reinsurance Group Corp. Class H	19,433,348
33,652,122	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,770,042
		130,587,913
	Finland - 1.0%
11,801,663	Nokia OYJ	58,998,555
1,491,049	Nokian Renkaat OYJ	11,861,006
2,505,050	Outokumpu OYJ	9,642,264
		80,501,825
	France - 12.1%
216,308	Alten SA	18,334,987
2,162,449	AXA SA	102,274,958
2,565,676	Ayvens SA(1)	26,007,537
1,236,485	BNP Paribas SA	104,766,727
3,334,844	Carrefour SA	51,435,670
637,936	Cie de Saint-Gobain SA	69,355,120
4,569,120	Engie SA	94,436,094
371,821	Imerys SA	12,420,386
847,286	Metropole Television SA(2)	13,313,289
6,176,633	Orange SA	89,610,855
371,758	Quadient SA	7,036,966
848,312	Renault SA	45,054,854
2,863,750	Societe Generale SA	149,312,976
1,912,926	Television Francaise 1 SA	18,278,876
1,960,022	TotalEnergies SE	111,633,443
1,920,401	Valeo SE	19,071,823
234,354	Vicat SACA	13,122,280
		945,466,841
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Germany - 4.8%
1,257,869	BASF SE*	$64,238,693
468,240	Continental AG	36,604,495
1,532,744	Daimler Truck Holding AG	61,580,255
604,773	Duerr AG	14,317,292
2,121,015	Evonik Industries AG	47,665,244
1,629,374	Fresenius SE & Co. KGaA*	77,390,238
206,426	Heidelberg Materials AG	41,267,339
485,948	Mercedes-Benz Group AG	29,054,252
		372,117,808
	Hong Kong - 2.6%
3,306,000	ASMPT Ltd.	22,241,040
8,015,111	CK Asset Holdings Ltd.	32,744,632
2,939,721	Dah Sing Financial Holdings Ltd.	10,733,526
7,618,777	PAX Global Technology Ltd.	4,587,974
8,111,231	Prudential PLC	86,244,889
40,416,773	WH Group Ltd.(1)	36,140,973
7,296,080	Yue Yuen Industrial Holdings Ltd.	10,474,965
		203,167,999
	India - 0.3%
17,209,321	Canara Bank	19,838,335
	Indonesia - 0.5%
96,138,340	Bank Negara Indonesia Persero Tbk. PT	24,226,776
48,517,014	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,419,333
79,454,514	Semen Indonesia Persero Tbk. PT	12,523,354
		40,169,463
	Ireland - 1.4%
7,407,640	AIB Group PLC	49,787,197
4,765,809	Bank of Ireland Group PLC	55,957,538
		105,744,735
	Italy - 4.0%
7,635,466	BPER Banca SpA	62,015,895
6,001,670	Eni SpA	85,953,146
2,811,511	UniCredit SpA	163,576,127
		311,545,168
	Ivory Coast - 0.4%
1,066,353	Endeavour Mining PLC	28,890,385
	Japan - 21.9%
578,420	Aica Kogyo Co. Ltd.	13,410,267
1,571,116	Alfresa Holdings Corp.	23,717,774
1,091,320	Alps Alpine Co. Ltd.	11,085,890
1,883,660	Amada Co. Ltd.	18,861,139
1,204,588	ASKUL Corp.	12,821,015
985,300	Avex, Inc.	9,091,317
445,090	BML, Inc.	9,283,821
4,000,020	Chiba Bank Ltd.	35,566,093
1,229,539	Chiyoda Corp.*	2,941,220
773,469	Cosel Co. Ltd.	5,827,850
2,450,626	Dai-ichi Life Holdings, Inc.	17,694,614
1,936,920	Dentsu Group, Inc.(2)	40,609,693
816,680	Dip Corp.	11,866,759
783,220	Dowa Holdings Co. Ltd.	25,129,287
590,911	Eisai Co. Ltd.	17,079,671
2,595,390	Hakuhodo DY Holdings, Inc.	19,513,217
3,908,682	Hino Motors Ltd.*	12,429,081
251,459	Hisaka Works Ltd.	1,795,942
4,714,052	Honda Motor Co. Ltd.	47,964,252
357,031	Horiba Ltd.	24,403,725
518,616	Isuzu Motors Ltd.	6,974,573
1,243,202	Japan Airlines Co. Ltd.	22,523,596
The accompanying notes are an integral part of these financial statements.

21

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Japan - 21.9% - (continued)
2,262,520	Japan Post Insurance Co. Ltd.	$45,483,795
2,590,307	JGC Holdings Corp.	20,717,033
920,859	KH Neochem Co. Ltd.	16,320,075
1,129,459	Kirin Holdings Co. Ltd.	17,084,966
156,340	Kissei Pharmaceutical Co. Ltd.	4,102,990
2,910,150	Koito Manufacturing Co. Ltd.	35,249,322
4,736,095	Kubota Corp.	55,035,265
107,916	Makita Corp.	3,155,901
579,169	Maruichi Steel Tube Ltd.	13,682,231
867,177	Maxell Ltd.	10,628,791
177,310	Miraial Co. Ltd.	1,594,835
3,532,478	Mitsubishi Estate Co. Ltd.	62,051,421
1,735,911	Mitsubishi Gas Chemical Co., Inc.	26,449,140
508,280	Nachi-Fujikoshi Corp.	10,881,097
171,456	Neturen Co. Ltd.	1,113,852
1,445,910	Nichicon Corp.	11,827,947
1,536,590	Nikon Corp.	14,774,997
290,269	Nippon Chemi-Con Corp.*	1,983,965
1,677,518	Nippon Shokubai Co. Ltd.	19,659,053
1,475,225	Nippon Television Holdings, Inc.	34,163,222
10,952,289	Nissan Motor Co. Ltd.*	26,073,332
936,570	OKUMA Corp.	21,041,487
965,659	Ono Pharmaceutical Co. Ltd.	11,115,631
1,267,742	Optorun Co. Ltd.	12,601,553
1,610,020	OSG Corp.	19,138,119
509,917	Paramount Bed Holdings Co. Ltd.	8,213,957
19,365,260	Persol Holdings Co. Ltd.	35,075,757
6,227,339	Resona Holdings, Inc.	49,954,422
1,304,530	Rinnai Corp.	29,219,439
3,741,721	Rohm Co. Ltd.	34,068,321
94,357	Sanyo Shokai Ltd.	1,821,655
1,134,440	Sega Sammy Holdings, Inc.	23,810,171
803,640	Seria Co. Ltd.	16,315,625
352,118	Shiga Bank Ltd.	14,158,698
1,573,044	Stanley Electric Co. Ltd.	29,477,124
2,209,188	Subaru Corp.	40,003,795
1,111,888	Sumitomo Heavy Industries Ltd.	23,151,521
2,947,357	Sumitomo Mitsui Trust Group, Inc.	72,913,869
2,071,337	Sumitomo Rubber Industries Ltd.	26,084,895
4,127,187	T&D Holdings, Inc.	87,820,776
733,369	Tachi-S Co. Ltd.	8,090,341
1,806,440	Tadano Ltd.	12,515,148
663,171	Taiheiyo Cement Corp.	17,856,119
1,440,012	Takeda Pharmaceutical Co. Ltd.	43,558,348
859,670	THK Co. Ltd.	21,177,953
3,238,855	Tochigi Bank Ltd.	7,336,106
1,129,567	Tokai Rika Co. Ltd.	16,823,307
1,044,330	Toyoda Gosei Co. Ltd.	20,052,868
1,749,850	Toyota Boshoku Corp.	25,108,129
443,320	Transcosmos, Inc.	9,687,130
1,441,745	TS Tech Co. Ltd.	16,295,622
783,080	Tsubakimoto Chain Co.	9,513,108
545,621	Tsuruha Holdings, Inc.	43,889,275
1,281,767	TV Asahi Holdings Corp.	23,313,853
1,133,877	Ushio, Inc.	13,638,130
845,975	Xebio Holdings Co. Ltd.	7,717,692
2,420,270	Yamato Holdings Co. Ltd.	34,362,416
		1,709,546,386
	Luxembourg - 0.2%
422,050	RTL Group SA*	17,308,504
	Mexico - 1.8%
60,029,211	America Movil SAB de CV Series B	51,946,442
2,309,297	Fresnillo PLC	30,950,497
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Mexico - 1.8% - (continued)
13,507,197	Genomma Lab Internacional SAB de CV Class B	$15,786,694
13,432,587	Kimberly-Clark de Mexico SAB de CV Class A	23,631,435
7,284,314	Megacable Holdings SAB de CV	17,718,150
		140,033,218
	Netherlands - 4.6%
3,450,891	ABN AMRO Bank NV(1)	71,512,278
449,238	Fugro NV	5,268,489
12,102,592	Havas NV*	20,133,365
4,206,672	ING Groep NV	81,690,705
2,753,808	Koninklijke Philips NV	69,891,145
1,223,835	NN Group NV	75,046,044
939,809	Randstad NV	37,723,657
		361,265,683
	Norway - 0.1%
1,028,686	Norsk Hydro ASA	5,456,577
	Pakistan - 0.2%
294,072	VEON Ltd. ADR*	13,339,106
	Philippines - 0.1%
5,171,977	Security Bank Corp.	6,153,037
	Poland - 0.3%
8,863,025	Orange Polska SA	22,739,954
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.6%
1,232,841	Anglo American PLC	33,654,565
834,779	Astral Foods Ltd.	7,762,960
6,405,936	MTN Group Ltd.	42,396,502
20,013,044	Netcare Ltd.	14,705,198
45,364,209	Old Mutual Ltd.	27,631,287
		126,150,512
	South Korea - 4.1%
484,612	Coway Co. Ltd.	29,837,783
583,625	Hankook Tire & Technology Co. Ltd.	16,951,867
249,672	Hyundai Mobis Co. Ltd.	46,865,581
1,698,813	iM Financial Group Co. Ltd.	12,283,051
820,693	KB Financial Group, Inc.	51,866,727
1,469,440	KT Corp.	53,697,365
146,394	KT Corp. ADR	2,848,827
3,412,973	LG Uplus Corp.	28,817,706
1,988,941	Shinhan Financial Group Co. Ltd.	71,880,263
814,810	Tongyang Life Insurance Co. Ltd.*	3,503,263
		318,552,433
	Spain - 0.6%
1,529,242	Almirall SA	16,968,083
2,709,856	Prosegur Cia de Seguridad SA	7,578,037
13,442,601	Unicaja Banco SA(1)	25,622,275
		50,168,395
	Sweden - 1.4%
2,586,178	SKF AB Class B	50,692,653
6,735,714	Telefonaktiebolaget LM Ericsson Class B	56,899,132
		107,591,785
The accompanying notes are an integral part of these financial statements.

22

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Switzerland - 1.9%
1,090,415	Adecco Group AG(2)	$28,379,360
111,846	Implenia AG	6,325,724
241,119	Swatch Group AG	41,844,317
2,311,415	UBS Group AG	70,163,847
		146,713,248
	Thailand - 1.1%
14,143,133	Kasikornbank PCL	67,540,305
714,878	Kasikornbank PCL NVDR	3,413,888
37,518,155	Thai Union Group PCL	12,120,754
		83,074,947
	Turkey - 0.3%
4,491,003	Coca-Cola Icecek AS	6,094,238
5,138,856	Ulker Biskuvi Sanayi AS*	14,291,898
		20,386,136
	Ukraine - 0.1%
8,102,747	Ferrexpo PLC*	6,388,231
	United Kingdom - 10.5%
1,943,647	Babcock International Group PLC	20,938,491
3,575,188	British American Tobacco PLC	155,729,275
5,411,686	British Land Co. PLC REIT	28,470,116
27,714,697	BT Group PLC	64,324,583
2,286,803	Burberry Group PLC	22,270,662
6,704,009	CK Hutchison Holdings Ltd.	37,804,428
4,389,506	Crest Nicholson Holdings PLC	10,572,345
7,337,319	easyJet PLC	48,646,755
13,569,429	Hays PLC	12,962,892
5,807,356	J Sainsbury PLC	20,639,999
10,470,743	Kingfisher PLC	40,244,255
4,583,826	Land Securities Group PLC REIT	36,323,569
2,745,726	Pagegroup PLC	9,902,893
1,125,344	Reckitt Benckiser Group PLC	72,637,055
8,385,174	Standard Chartered PLC	120,773,801
1,315,746	SThree PLC	4,277,612
4,936,606	Tate & Lyle PLC	36,792,602
2,606,686	Travis Perkins PLC	19,457,787
2,272,578	Vanquis Banking Group PLC*	1,945,440
7,142,368	WPP PLC	55,371,599
		820,086,159
	United States - 6.7%
19,634,603	BP PLC	90,660,638
6,661,514	GSK PLC	131,782,701
1,164,927	Novartis AG	132,868,320
5,320,845	Shell PLC	171,712,964
		527,024,623
	Total Common Stocks (cost $6,274,863,195)	$7,311,711,801
PREFERRED STOCKS - 1.8%
	Brazil - 0.3%
4,431,600	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(4)	$8,980,097
55,784,900	Raizen SA (Preference Shares)(4)	17,791,718
		26,771,815
	Germany - 1.5%
340,189	FUCHS SE (Preference Shares)(4)	17,057,972
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.8% - (continued)
	Germany - 1.5% - (continued)
318,971	Henkel AG & Co. KGaA (Preference Shares)(4)		$24,773,316
678,544	Volkswagen AG (Preference Shares)(4)		73,832,611
			115,663,899
	Total Preferred Stocks (cost $150,924,849)		$142,435,714
	Total Long-Term Investments (cost $6,425,788,044)		$7,454,147,515
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 44,576,892	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $44,582,303; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $45,468,436		$44,576,892
	Securities Lending Collateral - 0.0%
15,819	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(5)		15,819
	Total Short-Term Investments (cost $44,592,711)		$44,592,711
	Total Investments (cost $6,470,380,755)	96.1%	$7,498,740,226
	Other Assets and Liabilities	3.9%	304,854,719
	Net Assets	100.0%	$7,803,594,945
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$159,283,063, representing 2.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
The accompanying notes are an integral part of these financial statements.

23

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	918	06/20/2025	$114,506,730	$2,070,865
Total futures contracts				$2,070,865
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$7,311,711,801	$604,122,624	$6,707,589,177	$—
Preferred Stocks	142,435,714	26,771,815	115,663,899	—
Short-Term Investments	44,592,711	15,819	44,576,892	—
Futures Contracts(2)	2,070,865	2,070,865	—	—
Total	$7,500,811,091	$632,981,123	$6,867,829,968	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders China A Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.0%
	Automobiles & Components - 8.5%
3,400	BYD Co. Ltd. Class A	$165,473
26,500	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	484,149
9,800	Fuyao Glass Industry Group Co. Ltd. Class A	78,406
12,100	Huizhou Desay Sv Automotive Co. Ltd. Class A	173,936
22,400	Keboda Technology Co. Ltd. Class A	167,275
69,186	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	321,519
		1,390,758
	Banks - 8.8%
203,400	Bank of Hangzhou Co. Ltd. Class A	412,025
160,792	Bank of Ningbo Co. Ltd. Class A	529,565
90,333	China Merchants Bank Co. Ltd. Class A	507,000
		1,448,590
	Capital Goods - 17.2%
22,640	Contemporary Amperex Technology Co. Ltd. Class A	723,882
17,454	Goneo Group Co. Ltd. Class A	171,093
124,605	Hangcha Group Co. Ltd. Class A	322,834
26,601	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	226,913
77,240	Hongfa Technology Co. Ltd. Class A	349,896
26,700	Ningbo Orient Wires & Cables Co. Ltd. Class A	185,846
48,500	Qingdao TGOOD Electric Co. Ltd. Class A	154,527
5,103	Shenzhen Envicool Technology Co. Ltd. Class A	22,365
19,700	Sieyuan Electric Co. Ltd. Class A	195,414
281,800	Sinoma International Engineering Co. Class A	355,714
22,200	Sinoseal Holding Co. Ltd. Class A	110,298
		2,818,782
	Consumer Durables & Apparel - 2.8%
90,700	Hangzhou Robam Appliances Co. Ltd. Class A	244,388
21,400	Midea Group Co. Ltd. Class A	216,966
		461,354
	Energy - 0.4%
59,400	PetroChina Co. Ltd. Class A	65,373
	Food, Beverage & Tobacco - 2.6%
17,300	Anjoy Foods Group Co. Ltd. Class A	181,713
78,395	Chacha Food Co. Ltd. Class A	250,178
		431,891
	Health Care Equipment & Services - 5.8%
11,842	iRay Group Class A	197,564
43,512	Micro-Tech Nanjing Co. Ltd. Class A	358,779
58,773	Qingdao Haier Biomedical Co. Ltd. Class A	255,042
2,991	Shanghai United Imaging Healthcare Co. Ltd. Class A	54,651
11,700	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	84,401
		950,437
	Household & Personal Products - 1.3%
16,100	Proya Cosmetics Co. Ltd. Class A	211,548
	Insurance - 3.2%
76,200	Ping An Insurance Group Co. of China Ltd. Class A	532,450
	Materials - 14.0%
163,400	China Jushi Co. Ltd. Class A	263,721
106,414	Citic Pacific Special Steel Group Co. Ltd. Class A	171,628
136,000	Hubei Dinglong Co. Ltd. Class A*	558,319
39,246	Satellite Chemical Co. Ltd. Class A	98,115
125,000	Shandong Sinocera Functional Material Co. Ltd. Class A	289,277
25,300	Wanhua Chemical Group Co. Ltd. Class A	189,807
23,198	Western Superconducting Technologies Co. Ltd. Class A	150,058
Shares or Principal Amount			Market Value†
COMMON STOCKS - 92.0% - (continued)
	Materials - 14.0% - (continued)
86,800	Yunnan Aluminium Co. Ltd. Class A		$181,869
159,257	Zijin Mining Group Co. Ltd. Class A		383,986
			2,286,780
	Media & Entertainment - 2.1%
109,000	Mango Excellent Media Co. Ltd. Class A		341,382
	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
79,900	Amoy Diagnostics Co. Ltd. Class A		228,541
33,956	Shanghai Haoyuan Chemexpress Co. Ltd. Class A		190,197
			418,738
	Real Estate Management & Development - 1.9%
273,744	Poly Developments & Holdings Group Co. Ltd. Class A		315,299
	Semiconductors & Semiconductor Equipment - 7.5%
5,534	Advanced Micro-Fabrication Equipment, Inc. China Class A		143,648
5,612	Espressif Systems Shanghai Co. Ltd. Class A		168,995
22,831	Montage Technology Co. Ltd. Class A		241,686
33,662	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A		156,254
19,711	Will Semiconductor Co. Ltd. Shanghai Class A		358,032
37,400	Wuxi NCE Power Co. Ltd. Class A		159,467
			1,228,082
	Software & Services - 0.6%
44,680	Glodon Co. Ltd. Class A		91,151
	Technology Hardware & Equipment - 10.0%
81,600	Chaozhou Three-Circle Group Co. Ltd. Class A		386,332
18,100	Huaqin Technology Co. Ltd. Class A		164,824
52,100	Shenzhen Kinwong Electronic Co. Ltd. Class A		200,395
107,459	Shenzhen Sunlord Electronics Co. Ltd. Class A		412,527
26,057	SUPCON Technology Co. Ltd. Class A		169,418
111,600	Zhejiang Crystal-Optech Co. Ltd. Class A		302,454
			1,635,950
	Utilities - 2.7%
603,000	CGN Power Co. Ltd. Class A		292,393
38,200	China Yangtze Power Co. Ltd. Class A		155,120
			447,513
	Total Common Stocks (cost $16,037,641)		$15,076,078
WARRANTS - 3.0%(1)
	Household & Personal Products - 3.0%
57,526	Ninebot Ltd. Expires 8/25/2025*		$497,020
	Total Warrants (cost $414,108)		$497,020
	Total Long-Term Investments (cost $16,451,749)		$15,573,098
	Total Investments (cost $16,451,749)	95.0%	$15,573,098
	Other Assets and Liabilities	5.0%	820,359
	Net Assets	100.0%	$16,393,457
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders China A Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$15,076,078	$—	$15,076,078	$—
Warrants	497,020	—	497,020	—
Total	$15,573,098	$—	$15,573,098	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Brazil - 4.1%
6,448	Alupar Investimento SA	$35,017
44,100	Ambev SA	113,219
22,700	BB Seguridade Participacoes SA	171,075
6,800	BRF SA	27,199
4,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	84,286
19,500	Cia de Saneamento de Minas Gerais Copasa MG	73,669
32,362	Cia Energetica de Minas Gerais ADR	61,164
4,600	CPFL Energia SA	30,576
10,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,739
9,100	Engie Brasil Energia SA	66,657
90	MercadoLibre, Inc.*	209,777
20,204	NU Holdings Ltd. Class A*	251,136
5,550	Pagseguro Digital Ltd. Class A*	55,667
13,300	Petroleo Brasileiro SA	75,111
9,800	Petroreconcavo SA	22,172
18,500	Porto Seguro SA	143,400
6,900	Rede D'Or Sao Luiz SA(1)	38,931
4,900	SLC Agricola SA	17,087
67,100	TIM SA	224,055
14,100	TOTVS SA	93,467
16,900	Transmissora Alianca de Energia Eletrica SA	106,966
31,200	Vale SA	290,606
7,000	WEG SA	55,061
		2,293,037
	Chile - 0.1%
145,538	Banco de Chile	21,364
16,220	Plaza SA	38,114
		59,478
	China - 28.7%
34,000	3SBio, Inc.*(1)	52,424
4,500	AAC Technologies Holdings, Inc.	21,541
1,900	Accelink Technologies Co. Ltd. Class A	11,295
387,000	Agricultural Bank of China Ltd. Class H	236,154
3,300	AIMA Technology Group Co. Ltd. Class A	19,579
109,400	Alibaba Group Holding Ltd.	1,633,345
34,000	Alibaba Health Information Technology Ltd.*	21,995
3,187	Amlogic Shanghai Co. Ltd. Class A*	31,754
4,700	Anker Innovations Technology Co. Ltd. Class A	57,677
18,400	ANTA Sports Products Ltd.	217,411
3,031	Atour Lifestyle Holdings Ltd. ADR	74,078
6,038	Autel Intelligent Technology Corp. Ltd. Class A	34,728
168,000	Bank of China Ltd. Class H	93,807
8,900	Bethel Automotive Safety Systems Co. Ltd. Class A	70,743
72,000	Bosideng International Holdings Ltd.	37,256
11,000	BYD Co. Ltd. Class H	522,458
6,500	BYD Electronic International Co. Ltd.	26,978
623,000	China Construction Bank Corp. Class H	511,750
77,000	China Hongqiao Group Ltd.	138,216
61,000	China Life Insurance Co. Ltd. Class H	111,483
60,000	China Merchants Bank Co. Ltd. Class H	327,278
62,000	China Merchants Port Holdings Co. Ltd.	100,656
170,000	China Overseas Property Holdings Ltd.	118,065
55,000	China Pacific Insurance Group Co. Ltd. Class H	149,642
47,600	China Resources Mixc Lifestyle Services Ltd.(1)	228,036
274,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	210,362
24,000	Consun Pharmaceutical Group Ltd.	28,582
5,500	Contemporary Amperex Technology Co. Ltd. Class A	175,855
3,000	DPC Dash Ltd.*	38,121
4,000	Eastroc Beverage Group Co. Ltd. Class A	157,493
2,882	FinVolution Group ADR	22,797
3,500	Foryou Corp. Class A	15,024
5,909	Full Truck Alliance Co. Ltd. ADR	67,126
22,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	161,242
5,800	Gambol Pet Group Co. Ltd. Class A	86,682
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 28.7% - (continued)
46,000	Geely Automobile Holdings Ltd.	$96,568
54,800	GF Securities Co. Ltd. Class H	71,384
13,000	Giant Biogene Holding Co. Ltd.(1)	134,313
8,000	Great Wall Motor Co. Ltd. Class H	11,432
3,600	Gree Electric Appliances, Inc. of Zhuhai Class A	22,589
22,000	Haitian International Holdings Ltd.	50,962
40,000	Hansoh Pharmaceutical Group Co. Ltd.(1)	123,959
1,100	Hithink RoyalFlush Information Network Co. Ltd. Class A	39,028
46,600	Huatai Securities Co. Ltd. Class H(1)	69,061
507,000	Industrial & Commercial Bank of China Ltd. Class H	347,301
6,500	Innovent Biologics, Inc.*(1)	45,018
58,300	JD Logistics, Inc.*(1)	91,438
21,600	JD.com, Inc. Class A	351,679
3,500	JF SmartInvest Holdings Ltd.	16,495
1,596	Kanzhun Ltd. ADR*	24,419
19,400	Kingsoft Corp. Ltd.	96,659
24,100	Kuaishou Technology*(1)	159,067
600	Kweichow Moutai Co. Ltd. Class A	127,830
600	Laopu Gold Co. Ltd. Class H*	55,614
66,000	Lenovo Group Ltd.	76,334
9,194	LexinFintech Holdings Ltd. ADR	72,173
7,600	Li Auto, Inc. Class A*	92,603
47,500	Meitu, Inc.*(1)	33,507
40,700	Meituan Class B*(1)	673,888
2,800	Midea Group Co. Ltd. Class A	28,388
4,912	Montage Technology Co. Ltd. Class A	51,998
200	NAURA Technology Group Co. Ltd. Class A	12,437
22,800	NetEase, Inc.	490,117
49,000	New China Life Insurance Co. Ltd. Class H	178,944
8,200	Nongfu Spring Co. Ltd. Class H(1)	37,697
4,536	PDD Holdings, Inc. ADR*	478,865
145,000	People's Insurance Co. Group of China Ltd. Class H	85,813
30,000	PICC Property & Casualty Co. Ltd. Class H	55,243
32,500	Ping An Insurance Group Co. of China Ltd. Class H	194,514
8,200	Pop Mart International Group Ltd.(1)	204,518
3,663	Qifu Technology, Inc. ADR	150,293
1,400	Quectel Wireless Solutions Co. Ltd. Class A	14,516
1,000	Rockchip Electronics Co. Ltd. Class A	23,545
1,200	Seres Group Co. Ltd. Class A	21,570
6,200	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	48,484
60,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	44,164
8,500	Shanghai Conant Optical Co. Ltd. Class H	26,169
700	Shennan Circuits Co. Ltd. Class A	10,561
1,700	Shenzhen Inovance Technology Co. Ltd. Class A	16,734
49,500	Sinopec Engineering Group Co. Ltd. Class H	35,223
34,500	STO Express Co. Ltd. Class A	50,768
127,000	Sunac Services Holdings Ltd.(1)	30,072
3,700	Sunny Optical Technology Group Co. Ltd.	31,133
48,900	Tencent Holdings Ltd.	2,995,171
50,400	Tongcheng Travel Holdings Ltd.(2)	132,200
3,700	Trip.com Group Ltd.	222,891
3,000	Victory Giant Technology Huizhou Co. Ltd. Class A	30,579
2,267	Vipshop Holdings Ltd. ADR	30,877
110,000	Want Want China Holdings Ltd.	71,985
17,600	Weilong Delicious Global Holdings Ltd.	37,120
2,300	Will Semiconductor Co. Ltd. Shanghai Class A	41,777
11,400	WUS Printed Circuit Kunshan Co. Ltd. Class A	44,108
7,500	WuXi AppTec Co. Ltd. Class H(1)	57,964
4,500	WuXi XDC Cayman, Inc.*	21,203
146,400	Xiaomi Corp. Class B*(1)	937,282
7,100	XPeng, Inc. Class A*	66,094
14,000	Yadea Group Holdings Ltd.(1)	25,268
9,100	Yantai China Pet Foods Co. Ltd. Class A	70,739
44,200	Yunnan Aluminium Co. Ltd. Class A	92,611
3,900	Yusys Technologies Co. Ltd. Class A	12,940
The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 28.7% - (continued)
23,300	Yutong Bus Co. Ltd. Class A	$86,104
1,500	Zhejiang Cfmoto Power Co. Ltd. Class A	34,314
15,400	Zhejiang Crystal-Optech Co. Ltd. Class A	41,736
5,200	Zhejiang Leapmotor Technology Co. Ltd.*(1)	37,213
6,200	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	22,917
31,400	Zhejiang Weixing Industrial Development Co. Ltd. Class A	47,839
3,550	ZTO Express Cayman, Inc.	66,115
		16,243,767
	Czech Republic - 0.1%
1,612	Komercni Banka AS	78,346
	Greece - 2.1%
45,266	Alpha Services & Holdings SA	110,369
86,122	Eurobank Ergasias Services & Holdings SA Class A	244,417
7,252	Hellenic Telecommunications Organization SA	137,621
5,849	Jumbo SA	184,204
23,735	National Bank of Greece SA	251,911
7,898	OPAP SA	175,487
14,524	Piraeus Financial Holdings SA	81,567
		1,185,576
	Hong Kong - 0.3%
18,200	AIA Group Ltd.	136,371
78,000	Sino Biopharmaceutical Ltd.	39,171
14,000	United Laboratories International Holdings Ltd.	25,089
		200,631
	Hungary - 1.1%
11,911	Magyar Telekom Telecommunications PLC*	56,320
4,542	OTP Bank Nyrt	335,509
8,082	Richter Gedeon Nyrt	245,116
		636,945
	India - 17.2%
364	ABB India Ltd.	23,780
569	Apollo Hospitals Enterprise Ltd.	47,030
28,929	Axis Bank Ltd.	405,790
1,544	Bajaj Finance Ltd.	157,544
56,169	Bank of Baroda	166,207
39,362	Bharat Electronics Ltd.	146,408
25,861	Bharti Airtel Ltd.	570,448
1,842	Blue Star Ltd.	37,228
1,216	BSE Ltd.	91,964
52,818	City Union Bank Ltd.	110,684
541	Coforge Ltd.	47,034
563	Divi's Laboratories Ltd.	40,639
933	Dixon Technologies India Ltd.(2)	181,884
1,144	Doms Industries Ltd.	37,085
598	Dr. Lal PathLabs Ltd.(1)	19,625
2,451	Eicher Motors Ltd.	161,402
2,800	Fortis Healthcare Ltd.	22,706
2,159	GE Vernova T&D India Ltd.	39,967
14,666	HCL Technologies Ltd.	272,024
4,137	HDFC Asset Management Co. Ltd.(1)	214,390
49,337	HDFC Bank Ltd.	1,120,638
9,696	Hindalco Industries Ltd.	71,663
4,595	Hindustan Unilever Ltd.	127,571
46,089	ICICI Bank Ltd.	774,723
23,915	Indian Hotels Co. Ltd.	222,519
28,253	Indus Towers Ltd.*	136,155
10,468	IndusInd Bank Ltd.	103,964
20,276	Infosys Ltd.	358,438
2,546	JB Chemicals & Pharmaceuticals Ltd.	48,514
1,306	Kirloskar Pneumatic Co. Ltd.	17,449
12,980	Kotak Mahindra Bank Ltd.	339,243
6,795	Mahanagar Gas Ltd.(2)	108,153
10,139	Mahindra & Mahindra Ltd.	351,288
4,474	Marico Ltd.	37,614
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	India - 17.2% - (continued)
1,413	Maruti Suzuki India Ltd.	$204,819
8,189	Max Healthcare Institute Ltd.	106,246
698	Narayana Hrudayalaya Ltd.(2)	14,520
1,226	Nestle India Ltd.	34,652
85,191	NMDC Ltd.	65,356
45,858	Oil & Natural Gas Corp. Ltd.	132,694
43	Page Industries Ltd.	23,183
3,381	Persistent Systems Ltd.	212,782
944	Pidilite Industries Ltd.	33,937
3,325	PNB Housing Finance Ltd.*(1)	39,878
766	Polycab India Ltd.	49,985
72,254	Power Grid Corp. of India Ltd.	262,422
8,419	REC Ltd.	42,024
29,472	Reliance Industries Ltd.	489,363
2,658	Siemens Ltd.	91,158
15,059	Sun Pharmaceutical Industries Ltd.	326,608
136,410	Suzlon Energy Ltd.*	90,958
6,179	Tata Consultancy Services Ltd.	252,226
4,347	Torrent Pharmaceuticals Ltd.	170,955
496	Trent Ltd.	30,318
59,002	Union Bank of India Ltd.	87,865
3,441	Varun Beverages Ltd.	21,244
6,209	Vedanta Ltd.	30,831
6,664	Voltas Ltd.	97,673
62,068	Wipro Ltd.	177,272
		9,700,740
	Indonesia - 1.1%
278,500	Bank Central Asia Tbk. PT	148,076
770,200	Bank Mandiri Persero Tbk. PT	227,446
116,400	Indofood CBP Sukses Makmur Tbk. PT	79,587
208,800	Indofood Sukses Makmur Tbk. PT	100,719
552,900	Perusahaan Gas Negara Tbk. PT	56,106
		611,934
	Malaysia - 0.9%
5,600	Carlsberg Brewery Malaysia Bhd. Class B	24,503
46,400	CIMB Group Holdings Bhd.	76,648
4,700	Heineken Malaysia Bhd.	28,712
26,800	Hong Leong Bank Bhd.	124,221
21,400	Malayan Banking Bhd.	49,590
31,700	Public Bank Bhd.	32,862
61,000	RHB Bank Bhd.	94,090
21,900	Telekom Malaysia Bhd.	34,514
37,900	Westports Holdings Bhd.	37,339
		502,479
	Mexico - 3.4%
306,600	America Movil SAB de CV Series B	265,317
22,600	Arca Continental SAB de CV	238,014
313	Coca-Cola Femsa SAB de CV ADR	29,463
16,000	Grupo Aeroportuario del Centro Norte SAB de CV	176,061
3,800	Grupo Aeroportuario del Pacifico SAB de CV Class B	77,002
258	Grupo Aeroportuario del Sureste SAB de CV ADR	81,667
4,200	Grupo Comercial Chedraui SA de CV	27,131
32,100	Grupo Financiero Banorte SAB de CV Class O	275,241
43,998	Grupo Financiero Inbursa SAB de CV Class O*	113,100
37,600	Grupo Mexico SAB de CV Class B	195,109
63,500	Kimberly-Clark de Mexico SAB de CV Class A	111,713
9,207	Promotora y Operadora de Infraestructura SAB de CV	103,021
9,300	Qualitas Controladora SAB de CV	102,885
12,300	Regional SAB de CV	86,493
344	Southern Copper Corp.	30,795
		1,913,012
	Peru - 0.5%
1,322	Credicorp Ltd.	267,295
The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Philippines - 0.9%
25,730	BDO Unibank, Inc.	$73,847
26,890	International Container Terminal Services, Inc.	164,464
14,060	Manila Electric Co.	143,482
75,870	Metropolitan Bank & Trust Co.	104,523
		486,316
	Poland - 1.1%
5,373	Alior Bank SA	145,597
766	Bank Polska Kasa Opieki SA*	38,393
879	Dino Polska SA*(1)	123,225
4,830	ORLEN SA	87,222
6,950	Powszechna Kasa Oszczednosci Bank Polski SA	133,620
514	Santander Bank Polska SA	79,057
		607,114
	Qatar - 0.5%
60,163	Qatar National Bank QPSC	275,938
	Romania - 0.2%
16,357	NEPI Rockcastle NV*	125,404
	Saudi Arabia - 3.7%
12,798	Al Rajhi Bank	332,466
15,435	Arab National Bank	88,534
27,834	Banque Saudi Fransi	136,340
770	Dr. Sulaiman Al Habib Medical Services Group Co.	58,778
101	Elm Co.	27,949
11,263	Etihad Etisalat Co.	188,570
42,312	Jarir Marketing Co.	142,490
32,958	Riyad Bank	270,561
36,197	Saudi Arabian Oil Co.(1)	244,728
4,490	Saudi Awwal Bank	42,015
6,941	Saudi Investment Bank	27,886
40,786	Saudi National Bank	388,610
10,459	Saudi Telecom Co.	132,785
		2,081,712
	Singapore - 0.3%
1,404	Sea Ltd. ADR*	188,206
	South Africa - 3.1%
19,678	AVI Ltd.	95,633
426	Capitec Bank Holdings Ltd.	79,068
4,877	Clicks Group Ltd.	103,724
27,477	FirstRand Ltd.	107,582
13,428	Gold Fields Ltd.	301,176
60,421	Momentum Group Ltd.	110,310
13,343	Mr. Price Group Ltd.	170,535
16,615	MTN Group Ltd.	109,963
1,177	Naspers Ltd. Class N	309,483
5,772	Standard Bank Group Ltd.	72,081
25,541	Truworths International Ltd.	102,020
24,402	Vodacom Group Ltd.	180,556
		1,742,131
	South Korea - 8.2%
12	Celltrion, Inc.	1,361
1,408	Classys, Inc.	63,666
1,150	Coway Co. Ltd.	70,806
1,189	DB Insurance Co. Ltd.	76,602
5,578	Hana Financial Group, Inc.	252,963
292	Hyosung Heavy Industries Corp.	100,995
1,050	Hyundai Engineering & Construction Co. Ltd.	30,771
2,165	Hyundai Glovis Co. Ltd.	173,594
213	Hyundai Mobis Co. Ltd.	39,982
1,395	Hyundai Rotem Co. Ltd.	109,952
5,830	KB Financial Group, Inc.	368,448
1,238	Kia Corp.	78,679
3,526	Korea Electric Power Corp.	63,592
8,146	Korean Air Lines Co. Ltd.	120,095
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Korea - 8.2% - (continued)
622	Krafton, Inc.*	$162,841
2,086	NAVER Corp.	293,512
63	Samsung Biologics Co. Ltd.*(1)	46,624
39,414	Samsung Electronics Co. Ltd.	1,537,837
6,398	Shinhan Financial Group Co. Ltd.	231,223
5,078	SK Hynix, Inc.	633,598
942	SK Square Co. Ltd.*	58,239
2,630	SK Telecom Co. Ltd.	100,484
		4,615,864
	Taiwan - 14.3%
5,000	Accton Technology Corp.	93,132
8,000	Advantech Co. Ltd.	83,809
10,000	Asustek Computer, Inc.	182,869
3,000	Bizlink Holding, Inc.	50,785
167,000	Cathay Financial Holding Co. Ltd.	307,699
5,000	Chroma ATE, Inc.	45,706
12,000	Chunghwa Telecom Co. Ltd.	48,515
21,000	Delta Electronics, Inc.	220,042
4,000	Elite Material Co. Ltd.	69,614
21,800	Fubon Financial Holding Co. Ltd.	57,779
7,000	Fusheng Precision Co. Ltd.	78,083
5,000	Gold Circuit Electronics Ltd.	30,078
50,000	Hon Hai Precision Industry Co. Ltd.	222,765
1,000	King Slide Works Co. Ltd.	54,696
15,000	MediaTek, Inc.	637,396
11,000	Nien Made Enterprise Co. Ltd.	134,704
2,000	Novatek Microelectronics Corp.	32,526
8,000	Realtek Semiconductor Corp.	131,513
192,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,440,234
30,000	Tripod Technology Corp.	173,212
		8,095,157
	Thailand - 0.4%
24,500	Advanced Info Service PCL NVDR	216,107
	United Arab Emirates - 3.1%
82,530	Abu Dhabi Commercial Bank PJSC	261,525
14,637	Abu Dhabi Islamic Bank PJSC	72,874
118,812	ADNOC Drilling Co. PJSC	158,517
60,686	Air Arabia PJSC	57,741
77,476	Dubai Islamic Bank PJSC	159,623
44,659	Emaar Development PJSC	162,747
65,733	Emaar Properties PJSC	234,881
50,085	Emirates Integrated Telecommunications Co. PJSC	118,631
45,394	Emirates NBD Bank PJSC	254,047
22,477	Emirates Telecommunications Group Co. PJSC	106,478
46,533	First Abu Dhabi Bank PJSC	190,395
		1,777,459
	United Kingdom - 0.6%
7,783	Anglogold Ashanti PLC	324,022
	United States - 0.3%
3,373	Genpact Ltd.	169,527
	Total Common Stocks (cost $43,195,118)	$54,398,197
PREFERRED STOCKS - 2.1%
	Brazil - 2.0%
86,710	Banco Bradesco SA (Preference Shares)(3)	$209,779
24,500	Cia De Sanena Do Parana (Preference Shares)(3)	26,248
66,570	Itau Unibanco Holding SA (Preference Shares)(3)	417,356
33,500	Marcopolo SA (Preference Shares)(3)	41,557
85,800	Petroleo Brasileiro SA (Preference Shares)(3)	453,405
		1,148,345
The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 2.1% - (continued)
	Chile - 0.1%
11,862	Embotelladora Andina SA (Preference Shares)(3)		$50,736
	Total Preferred Stocks (cost $1,134,551)		$1,199,081
	Total Long-Term Investments (cost $44,329,669)		$55,597,278
	Total Investments (cost $44,329,669)	98.4%	$55,597,278
	Other Assets and Liabilities	1.6%	891,464
	Net Assets	100.0%	$56,488,742
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$3,829,368, representing 6.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $436,757, representing 0.8% of net assets.

(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$54,398,197	$7,296,636	$47,101,561	$—
Preferred Stocks	1,199,081	1,199,081	—	—
Total	$55,597,278	$8,495,717	$47,101,561	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Brazil - 8.1%
6,652,512	Banco BTG Pactual SA	$44,673,221
5,576,881	Equatorial Energia SA	36,172,610
12,108,245	Itau Unibanco Holding SA ADR	76,403,026
8,185,125	Lojas Renner SA	21,071,633
16,043	MercadoLibre, Inc.*	37,393,826
4,592,749	NU Holdings Ltd. Class A*	57,087,870
4,342,982	Petroleo Brasileiro SA ADR	49,032,267
4,434,056	PRIO SA*	26,337,987
5,353,725	Raia Drogasil SA	18,716,317
2,596,713	Suzano SA	22,914,529
3,046,361	Vale SA ADR	28,361,621
1,522,457	WEG SA	11,975,451
		430,140,358
	Chile - 0.5%
1,213,570	Antofagasta PLC	26,632,435
	China - 28.1%
6,269,396	Alibaba Group Holding Ltd.	93,602,250
1,390,000	BYD Co. Ltd. Class H	66,019,728
8,309,400	China Pacific Insurance Group Co. Ltd. Class H	22,607,919
13,346,500	China Resources Beer Holdings Co. Ltd.	46,915,653
1,700,349	Contemporary Amperex Technology Co. Ltd. Class A	54,366,283
4,616,537	Fuyao Glass Industry Group Co. Ltd. Class A	36,935,097
5,456,000	Innovent Biologics, Inc.*(1)	37,787,796
4,177,200	JD.com, Inc. Class A	68,010,767
1,616,037	Kanzhun Ltd. ADR*	24,725,366
5,675,400	Meituan Class B*(1)	93,970,083
3,442,645	Midea Group Co. Ltd. Class A	34,903,578
10,712,815	NARI Technology Co. Ltd. Class A	32,685,960
3,778,000	NetEase, Inc.	81,213,215
6,196,600	Nongfu Spring Co. Ltd. Class H(1)	28,486,951
181,965	PDD Holdings, Inc. ADR*	19,210,045
23,310,000	PICC Property & Casualty Co. Ltd. Class H	42,923,951
1,447,673	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	40,689,906
4,502,045	Shenzhen Inovance Technology Co. Ltd. Class A	44,314,845
908,292	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	27,470,291
2,935,282	Sieyuan Electric Co. Ltd. Class A	29,116,439
5,365,900	Tencent Holdings Ltd.	328,666,430
3,194,143	Tencent Music Entertainment Group ADR	42,865,399
1,307,840	Trip.com Group Ltd. ADR	77,149,482
4,167,600	Xiaomi Corp. Class B*(1)	26,681,806
10,627,452	Zhejiang Weixing New Building Materials Co. Ltd. Class A	17,257,113
33,222,000	Zijin Mining Group Co. Ltd. Class H	72,579,532
		1,491,155,885
	Greece - 1.3%
11,484,150	Eurobank Ergasias Services & Holdings SA Class A	32,592,305
1,355,878	National Bank of Greece SA	14,390,568
3,644,427	Piraeus Financial Holdings SA	20,467,209
		67,450,082
	Hong Kong - 0.8%
5,929,400	AIA Group Ltd.	44,428,471
	Hungary - 0.6%
456,620	OTP Bank Nyrt	33,729,608
	India - 16.5%
10,455,771	Ashok Leyland Ltd.	27,913,698
4,194,265	Axis Bank Ltd.	58,833,414
396,409	Bajaj Finance Ltd.	40,448,185
3,942,357	Bharti Airtel Ltd.	86,961,425
6,042,148	HDFC Bank Ltd.	137,241,024
5,793,695	ICICI Bank Ltd.	97,387,803
1,412,551	Infosys Ltd.	24,970,982
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	India - 16.5% - (continued)
2,039,202	Mahindra & Mahindra Ltd.	$70,652,624
278,102	MakeMyTrip Ltd.*	29,150,652
1,624,017	PB Fintech Ltd.*	31,204,504
15,880,778	Power Grid Corp. of India Ltd.	57,677,995
2,765,226	Reliance Industries Ltd.	45,914,708
1,827,225	Sun Pharmaceutical Industries Ltd.	39,629,845
1,477,175	Tata Consultancy Services Ltd.	60,298,100
2,395,569	Tata Consumer Products Ltd.	33,055,118
5,473,508	Varun Beverages Ltd.	33,792,785
		875,132,862
	Indonesia - 1.3%
75,574,700	Bank Central Asia Tbk. PT	40,182,335
119,993,600	Bank Rakyat Indonesia Persero Tbk. PT	27,791,686
		67,974,021
	Mexico - 3.1%
647,888	Fomento Economico Mexicano SAB de CV ADR	68,229,085
1,158,283	Grupo Aeroportuario del Pacifico SAB de CV Class B	23,471,023
4,338,072	Grupo Financiero Banorte SAB de CV Class O	37,196,747
11,884,395	Wal-Mart de Mexico SAB de CV	37,652,149
		166,549,004
	Peru - 0.8%
199,142	Credicorp Ltd.	40,264,521
	Poland - 2.0%
523,765	Bank Polska Kasa Opieki SA*	26,251,953
2,417,707	Powszechna Kasa Oszczednosci Bank Polski SA	46,482,653
2,079,678	Powszechny Zaklad Ubezpieczen SA	32,444,640
		105,179,246
	Portugal - 0.6%
1,301,759	Jeronimo Martins SGPS SA	31,505,650
	Qatar - 0.3%
3,352,022	Qatar National Bank QPSC	15,374,082
	Russia - 0.0%
677,470	Polyus PJSC*(2)	—
5,358,303	Rosneft Oil Co. PJSC*(2)	—
		—
	Saudi Arabia - 1.0%
5,824,319	Saudi National Bank	55,494,228
	South Africa - 3.7%
3,270,814	Absa Group Ltd.	30,186,088
903,561	Bid Corp. Ltd.	22,708,945
133,248	Capitec Bank Holdings Ltd.	24,731,652
7,757,984	FirstRand Ltd.	30,375,154
1,709,131	Gold Fields Ltd.	38,334,021
91,721	Naspers Ltd. Class N	24,117,315
1,612,111	Shoprite Holdings Ltd.	24,804,226
		195,257,401
	South Korea - 8.2%
89,206	Hanwha Aerospace Co. Ltd.	50,134,092
469,601	KB Financial Group, Inc.	29,678,170
708,042	Kia Corp.	44,998,382
173,734	NAVER Corp.	24,445,344
42,815	Samsung Biologics Co. Ltd.*(1)	31,686,033
148,784	Samsung Electro-Mechanics Co. Ltd.	12,275,240
4,087,010	Samsung Electronics Co. Ltd.	159,465,054
90,649	Samsung Fire & Marine Insurance Co. Ltd.	23,915,715
445,946	SK Hynix, Inc.	55,642,053
		432,240,083
	Taiwan - 18.2%
2,139,000	Accton Technology Corp.	39,841,697
9,675,036	ASE Technology Holding Co. Ltd.	41,227,245
19,545,264	Cathay Financial Holding Co. Ltd.	36,012,334
The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Taiwan - 18.2% - (continued)
30,097,000	CTBC Financial Holding Co. Ltd.		$37,086,705
5,080,000	Delta Electronics, Inc.		53,229,236
6,145,000	E Ink Holdings, Inc.		42,926,410
13,722,000	Hon Hai Precision Industry Co. Ltd.		61,135,581
2,062,000	MediaTek, Inc.		87,620,707
19,161,139	Taiwan Semiconductor Manufacturing Co. Ltd.		542,922,275
9,804,000	Uni-President Enterprises Corp.		23,560,610
			965,562,800
	Thailand - 0.2%
2,726,100	Kasikornbank PCL NVDR		13,018,447
	United Arab Emirates - 2.2%
5,967,959	Abu Dhabi Commercial Bank PJSC		18,911,553
3,743,335	ADNOC Drilling Co. PJSC		4,994,282
25,427,699	Adnoc Gas PLC		21,949,253
12,447,402	Emaar Properties PJSC		44,477,700
5,874,428	First Abu Dhabi Bank PJSC		24,035,857
			114,368,645
	United States - 0.3%
145,299	Globant SA*		17,082,803
	Total Common Stocks (cost $3,546,061,063)		$5,188,540,632
	Total Investments (cost $3,546,061,063)	97.8%	$5,188,540,632
	Other Assets and Liabilities	2.2%	116,775,179
	Net Assets	100.0%	$5,305,315,811
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$218,612,669, representing 4.1% of net assets.

(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,188,540,632	$869,846,575	$4,318,694,057	$—
Total	$5,188,540,632	$869,846,575	$4,318,694,057	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2%
	Australia - 1.3%
20,882	Rio Tinto PLC	$1,244,347
	Austria - 1.4%
27,367	OMV AG	1,414,973
	Belgium - 1.8%
28,249	Ageas SA	1,771,671
	China - 3.2%
101,500	Alibaba Group Holding Ltd.	1,515,398
578,000	Anhui Conch Cement Co. Ltd. Class H	1,628,260
		3,143,658
	France - 11.4%
39,303	AXA SA	1,858,870
21,585	BNP Paribas SA	1,828,886
114,386	Carrefour SA	1,764,257
5,992	Kering SA	1,219,088
83,812	Orange SA	1,215,948
27,783	Renault SA	1,475,588
37,518	Societe Generale SA	1,956,150
		11,318,787
	Germany - 6.9%
33,486	BASF SE*	1,710,112
34,191	Continental AG	2,672,869
162,014	Deutsche Lufthansa AG	1,164,175
58,374	Evonik Industries AG	1,311,830
		6,858,986
	Hong Kong - 2.3%
216,767	Prudential PLC	2,304,835
	Ireland - 1.9%
160,959	Bank of Ireland Group PLC	1,889,893
	Italy - 2.2%
88,422	Eni SpA	1,266,339
16,362	UniCredit SpA	951,955
		2,218,294
	Japan - 12.3%
43,900	Bridgestone Corp.	1,835,685
88,400	Dentsu Group, Inc.	1,853,405
57,500	KDDI Corp.	1,019,108
104,500	Medipal Holdings Corp.	1,770,823
103,100	Nippon Television Holdings, Inc.	2,387,587
187,900	Panasonic Holdings Corp.	2,154,454
132,100	Rohm Co. Ltd.	1,202,769
		12,223,831
	Mexico - 1.5%
51,600	Ternium SA ADR	1,489,176
	Netherlands - 5.9%
93,518	ABN AMRO Bank NV(1)	1,937,959
54,907	Koninklijke Ahold Delhaize NV	2,254,429
41,971	Randstad NV	1,684,703
		5,877,091
	South Africa - 2.0%
72,092	Anglo American PLC	1,967,995
	South Korea - 3.8%
29,557	KB Financial Group, Inc.	1,867,964
51,983	Shinhan Financial Group Co. Ltd.	1,878,664
		3,746,628
	Spain - 1.2%
95,244	Repsol SA	1,164,231
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.2% - (continued)
	Switzerland - 2.2%
12,371	Swatch Group AG		$2,146,890
	Taiwan - 1.5%
334,000	Hon Hai Precision Industry Co. Ltd.		1,488,069
	United Kingdom - 21.5%
643,853	Barclays PLC		2,564,879
50,285	British American Tobacco PLC		2,190,331
338,432	British Land Co. PLC REIT		1,780,443
1,035,669	BT Group PLC		2,403,742
97,304	HSBC Holdings PLC		1,084,685
52,097	Imperial Brands PLC		2,137,699
155,811	NatWest Group PLC		1,002,221
140,628	Standard Chartered PLC		2,025,501
392,066	Tesco PLC		1,940,335
2,340,462	Vodafone Group PLC		2,299,973
252,930	WPP PLC		1,960,854
			21,390,663
	United States - 8.9%
158,990	GSK PLC		3,145,251
8,559	Roche Holding AG		2,798,676
26,332	Sanofi SA		2,880,505
			8,824,432
	Total Common Stocks (cost $81,919,347)		$92,484,450
PREFERRED STOCKS - 4.2%
	Brazil - 0.5%
94,755	Petroleo Brasileiro SA (Preference Shares)(2)		$500,727
	Germany - 3.7%
28,134	Henkel AG & Co. KGaA (Preference Shares)(2)		2,185,065
14,075	Volkswagen AG (Preference Shares)(2)		1,531,506
			3,716,571
	Total Preferred Stocks (cost $4,298,335)		$4,217,298
	Total Long-Term Investments (cost $86,217,682)		$96,701,748
	Total Investments (cost $86,217,682)	97.4%	$96,701,748
	Other Assets and Liabilities	2.6%	2,570,472
	Net Assets	100.0%	$99,272,220
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$1,937,959, representing 2.0% of net assets.

(2)	Currently no rate available.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,310,489,001	JPY	9,198,648	USD	UBS	05/22/2025	$(9,734)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$92,484,450	$1,489,176	$90,995,274	$—
Preferred Stocks	4,217,298	500,727	3,716,571	—
Total	$96,701,748	$1,989,903	$94,711,845	$—
Liabilities
Foreign Currency Contracts(2)	$(9,734)	$—	$(9,734)	$—
Total	$(9,734)	$—	$(9,734)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Australia - 2.8%
82,024	AUB Group Ltd.	$1,674,885
780,378	BHP Group Ltd.	18,599,258
78,257	BlueScope Steel Ltd.	1,196,544
518,620	Brambles Ltd.	6,815,526
403,009	Challenger Ltd.	1,826,100
237,937	Computershare Ltd.	6,217,628
80,000	Eagers Automotive Ltd.	944,169
76,659	Northern Star Resources Ltd.	941,654
569,242	Origin Energy Ltd.	3,879,956
727,327	Qantas Airways Ltd.	4,112,249
78,753	Rio Tinto Ltd.	5,892,081
124,025	Rio Tinto PLC	7,390,581
		59,490,631
	Austria - 0.2%
88,899	OMV AG	4,596,399
54,108	Telekom Austria AG	571,282
		5,167,681
	Belgium - 0.9%
42,979	Ageas SA	2,695,481
103,841	Anheuser-Busch InBev SA	6,844,052
79,891	KBC Group NV	7,366,650
10,767	Solvay SA	407,450
5,808	UCB SA	1,060,302
		18,373,935
	Brazil - 0.6%
184,700	BB Seguridade Participacoes SA	1,391,967
312,500	Cia de Saneamento de Minas Gerais Copasa MG	1,180,585
972,107	Cia Energetica de Minas Gerais ADR	1,837,282
148,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	649,110
421,100	Porto Seguro SA	3,264,088
1,272,000	Santos Brasil Participacoes SA	3,034,788
224,800	TIM SA	750,634
		12,108,454
	Canada - 7.5%
101,767	AltaGas Ltd.	3,011,819
151,370	ARC Resources Ltd.	2,800,993
141,916	Bank of Montreal	13,597,624
142,968	Bank of Nova Scotia	7,153,585
106,367	Canadian Imperial Bank of Commerce	6,708,698
120,469	Canadian Natural Resources Ltd.	3,456,952
22,642	CCL Industries, Inc. Class B	1,183,178
60,003	Celestica, Inc.*	5,119,798
38,182	Centerra Gold, Inc.	255,636
20,739	CGI, Inc.	2,199,062
32,450	Dundee Precious Metals, Inc.	425,338
63,695	Empire Co. Ltd. Class A	2,365,577
4,485	Fairfax Financial Holdings Ltd.	7,002,079
154,768	Gildan Activewear, Inc.	7,132,171
195,409	Great-West Lifeco, Inc.	7,598,924
77,460	iA Financial Corp., Inc.	7,524,622
28,810	IGM Financial, Inc.	915,542
40,343	Imperial Oil Ltd.	2,721,236
297,664	Kinross Gold Corp.	4,393,923
12,520	Loblaw Cos. Ltd.	2,032,479
45,253	Magna International, Inc.	1,572,333
45,364	Metro, Inc.	3,495,917
73,144	Northland Power, Inc.	993,752
92,743	Nutrien Ltd.	5,294,410
89,929	Power Corp. of Canada	3,403,812
32,133	Quebecor, Inc. Class B	881,525
162,217	Royal Bank of Canada	19,470,511
153,948	Sun Life Financial, Inc.	9,173,675
121,254	Suncor Energy, Inc.	4,282,502
132,420	TC Energy Corp.	6,690,159
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Canada - 7.5% - (continued)
20,788	Torex Gold Resources, Inc.*	$673,280
278,902	Toronto-Dominion Bank	17,821,324
		161,352,436
	Chile - 0.0%
337,536	Plaza SA	793,141
	China - 7.6%
1,290,500	3SBio, Inc.*(1)	1,989,792
7,869,000	Agricultural Bank of China Ltd. Class H	4,801,795
1,764,700	Alibaba Group Holding Ltd.	26,347,018
159,600	ANTA Sports Products Ltd.	1,885,804
76,697	Atour Lifestyle Holdings Ltd. ADR	1,874,475
8,669,000	Bank of China Ltd. Class H	4,840,539
757,000	BOC Hong Kong Holdings Ltd.	3,140,324
102,500	BYD Co. Ltd. Class H	4,868,361
16,921,000	China Construction Bank Corp. Class H	13,899,381
930,000	China Hongqiao Group Ltd.	1,669,363
902,000	China Merchants Bank Co. Ltd. Class H	4,920,086
992,000	China Merchants Port Holdings Co. Ltd.	1,610,494
1,159,800	China Pacific Insurance Group Co. Ltd. Class H	3,155,543
1,244,200	China Tower Corp. Ltd. Class H(1)	1,802,195
6,669,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	5,120,083
20,200	Contemporary Amperex Technology Co. Ltd. Class A	645,867
83,865	FinVolution Group ADR	663,372
366,995	Full Truck Alliance Co. Ltd. ADR	4,169,063
697,200	Fuyao Glass Industry Group Co. Ltd. Class H(1)	4,930,607
1,339,000	Geely Automobile Holdings Ltd.	2,810,964
13,113,000	Industrial & Commercial Bank of China Ltd. Class H	8,982,554
958,600	JD Logistics, Inc.*(1)	1,503,480
353,850	JD.com, Inc. Class A	5,761,182
160,000	JF SmartInvest Holdings Ltd.	754,036
323,400	Kingsoft Corp. Ltd.	1,611,310
1,556,000	Lenovo Group Ltd.	1,799,633
195,405	LexinFintech Holdings Ltd. ADR	1,533,929
100,500	Meituan Class B*(1)	1,664,023
202,900	NetEase, Inc.	4,361,610
1,267,000	New China Life Insurance Co. Ltd. Class H	4,626,970
1,664,000	People's Insurance Co. Group of China Ltd. Class H	984,782
3,148,000	PetroChina Co. Ltd. Class H	2,405,507
1,678,000	PICC Property & Casualty Co. Ltd. Class H	3,089,935
1,505,000	Ping An Insurance Group Co. of China Ltd. Class H	9,007,473
75,836	Qifu Technology, Inc. ADR	3,111,551
260,900	Sailun Group Co. Ltd. Class A	439,184
244,000	SITC International Holdings Co. Ltd.	674,841
87,200	Tencent Holdings Ltd.	5,341,082
113,321	Vipshop Holdings Ltd. ADR	1,543,432
113,513	Weibo Corp. ADR	919,455
3,057,800	Yangzijiang Shipbuilding Holdings Ltd.*	5,237,898
38,100	Yum China Holdings, Inc.	1,779,935
639,017	Yutong Bus Co. Ltd. Class A	2,361,467
		164,640,395
	Czech Republic - 0.0%
6,412	Komercni Banka AS	311,635
	Denmark - 0.2%
1,352	AP Moller - Maersk AS Class B	2,327,988
64,816	ISS AS	1,626,327
5,859	Pandora AS	872,187
		4,826,502
	Finland - 0.7%
38,625	Elisa OYJ	2,060,567
45,886	Kemira OYJ	946,815
641,173	Nordea Bank Abp	8,847,591
59,624	Orion OYJ Class B	3,733,150
		15,588,123
The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	France - 6.2%
42,830	Accor SA	$2,110,336
374,886	AXA SA	17,730,568
165,267	BNP Paribas SA	14,002,986
243,450	Bureau Veritas SA	7,727,847
70,578	Cie de Saint-Gobain SA	7,673,098
153,917	Cie Generale des Etablissements Michelin SCA	5,628,089
24,418	Eiffage SA	3,322,624
28,008	Elis SA	718,939
314,885	Engie SA	6,508,148
48,387	Gaztransport Et Technigaz SA	7,887,216
37,091	Ipsen SA	4,313,798
16,232	IPSOS SA	768,499
173,603	Klepierre SA REIT	6,354,418
28,222	Legrand SA	3,101,593
91,004	Metropole Television SA	1,429,933
121,981	Orange SA	1,769,706
44,337	Publicis Groupe SA	4,511,156
159,735	Societe Generale SA	8,328,418
277,298	TotalEnergies SE	15,793,563
5,130	Trigano SA	609,425
24,879	Unibail-Rodamco-Westfield REIT*	2,106,133
76,037	Vinci SA	10,680,714
		133,077,207
	Georgia - 0.1%
9,786	Lion Finance Group PLC	784,963
30,563	TBC Bank Group PLC	1,932,942
		2,717,905
	Germany - 6.4%
65,977	Allianz SE	27,286,550
62,617	Bayerische Motoren Werke AG	5,311,016
9,542	Bilfinger SE	811,546
279,098	Commerzbank AG	7,387,036
33,748	Continental AG	2,638,238
347,545	Deutsche Bank AG	9,112,749
150,105	Deutsche Post AG	6,413,686
450,777	Deutsche Telekom AG	16,190,798
62,647	Freenet AG	2,605,057
20,399	GEA Group AG	1,330,824
36,718	Heidelberg Materials AG	7,340,423
7,706	HOCHTIEF AG	1,457,938
4,345	Krones AG	635,101
70,463	Mercedes-Benz Group AG	4,212,899
27,521	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	18,841,138
87,317	Siemens AG	20,105,737
84,973	Siemens Energy AG*	6,558,527
		138,239,263
	Greece - 1.0%
742,123	Alpha Services & Holdings SA	1,809,467
1,627,574	Eurobank Ergasias Services & Holdings SA Class A	4,619,096
128,765	Hellenic Telecommunications Organization SA	2,443,574
119,323	Jumbo SA	3,757,868
337,212	National Bank of Greece SA	3,578,989
194,957	OPAP SA	4,331,791
		20,540,785
	Hong Kong - 0.3%
625,000	Cathay Pacific Airways Ltd.	718,166
120,500	Johnson Electric Holdings Ltd.	219,527
1,911,000	Sino Biopharmaceutical Ltd.	959,703
131,500	Swire Pacific Ltd. Class A	1,137,167
237,000	Swire Properties Ltd.	523,763
272,000	United Laboratories International Holdings Ltd.	487,442
2,438,000	WH Group Ltd.(1)	2,180,077
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Hong Kong - 0.3% - (continued)
179,000	Wharf Real Estate Investment Co. Ltd.	$428,087
1,242,000	Youyuan International Holdings Ltd.*(2)	—
		6,653,932
	Hungary - 0.9%
332,496	Magyar Telekom Telecommunications PLC*	1,572,183
118,224	OTP Bank Nyrt	8,732,971
267,131	Richter Gedeon Nyrt	8,101,712
		18,406,866
	India - 1.8%
527,316	Axis Bank Ltd.	7,396,719
483,688	Bank of Baroda	1,431,262
1,480,995	Canara Bank	1,707,242
692,808	City Union Bank Ltd.	1,451,828
881,710	HDFC Bank Ltd.	20,027,113
275,312	Hindalco Industries Ltd.	2,034,819
164,381	IndusInd Bank Ltd.	1,632,568
92,181	LIC Housing Finance Ltd.	657,176
350,386	REC Ltd.	1,748,992
930,110	Union Bank of India Ltd.	1,385,112
		39,472,831
	Indonesia - 0.4%
8,309,700	Bank Mandiri Persero Tbk. PT	2,453,916
14,233,800	Bank Rakyat Indonesia Persero Tbk. PT	3,296,687
1,767,800	Indofood CBP Sukses Makmur Tbk. PT	1,208,706
12,322,300	Perusahaan Gas Negara Tbk. PT	1,250,425
		8,209,734
	Ireland - 0.2%
344,318	Bank of Ireland Group PLC	4,042,795
	Italy - 5.8%
2,634,411	A2A SpA	6,700,018
324,120	Banca Mediolanum SpA	4,845,548
124,327	Banca Popolare di Sondrio SpA	1,557,926
200,852	Banco BPM SpA	2,242,014
77,048	Buzzi SpA	4,037,548
220,862	Coca-Cola HBC AG*	11,501,106
1,710,278	Enel SpA	14,826,354
173,751	Eni SpA	2,488,382
286,070	Generali	10,455,211
317,407	Hera SpA	1,502,677
2,300,743	Intesa Sanpaolo SpA	12,282,022
84,743	Iren SpA	241,935
827,934	Italgas SpA	6,802,320
57,738	Lottomatica Group SpA	1,316,069
45,772	Mediobanca Banca di Credito Finanziario SpA	936,221
447,282	Poste Italiane SpA(1)	9,078,572
175,548	Recordati Industria Chimica e Farmaceutica SpA	10,358,792
927,229	Terna - Rete Elettrica Nazionale	9,220,187
256,445	UniCredit SpA	14,920,191
		125,313,093
	Ivory Coast - 0.2%
131,719	Endeavour Mining PLC	3,537,016
	Japan - 16.0%
37,500	Anycolor, Inc.	966,891
31,600	Artience Co. Ltd.	652,120
592,600	Asahi Kasei Corp.	4,129,676
133,600	BIPROGY, Inc.	4,363,129
154,500	Central Japan Railway Co.	3,251,275
131,500	Credit Saison Co. Ltd.	3,070,910
141,900	Daido Steel Co. Ltd.	1,069,205
1,076,000	Dai-ichi Life Holdings, Inc.	7,769,200
26,700	Daiseki Co. Ltd.	680,471
107,800	Daiwa House Industry Co. Ltd.	3,900,519
68,300	Ebara Corp.	1,025,988
The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 16.0% - (continued)
190,600	ENEOS Holdings, Inc.	$917,592
11,700	FCC Co. Ltd.	240,064
180,500	Fujikura Ltd.	6,715,841
6,800	Hikari Tsushin, Inc.	1,886,167
595,900	Honda Motor Co. Ltd.	6,063,127
221,600	Iida Group Holdings Co. Ltd.	3,507,662
512,500	Inpex Corp.	6,411,115
383,800	Japan Petroleum Exploration Co. Ltd.	2,755,047
171,100	Kandenko Co. Ltd.	3,391,642
25,400	Kaneka Corp.	620,756
101,700	Kinden Corp.	2,632,428
181,500	Komatsu Ltd.	5,248,901
279,600	Kubota Corp.	3,249,061
373,200	Kyocera Corp.	4,423,065
213,100	Marubeni Corp.	3,777,977
154,100	MEITEC Group Holdings, Inc.	3,162,993
506,800	Mitsubishi Corp.	9,622,399
1,757,500	Mitsubishi UFJ Financial Group, Inc.	22,142,956
375,600	Mitsui & Co. Ltd.	7,595,053
50,300	Mitsui Mining & Smelting Co. Ltd.	1,367,505
76,400	Mitsui OSK Lines Ltd.	2,544,412
485,800	Mizuho Financial Group, Inc.	12,146,269
165,100	NGK Insulators Ltd.	2,037,336
82,800	Nifco, Inc.	2,053,097
40,300	Nippon Electric Glass Co. Ltd.	922,094
83,700	Nippon Shokubai Co. Ltd.	980,891
161,000	Nippon Television Holdings, Inc.	3,728,434
31,900	Nippon Yusen KK	1,042,265
59,700	Niterra Co. Ltd.	1,858,869
316,300	Nitto Denko Corp.	5,559,545
12,300	Nojima Corp.	221,150
103,500	NOK Corp.	1,430,247
473,400	Nomura Holdings, Inc.	2,638,524
296,400	Obayashi Corp.	4,598,698
170,300	ORIX Corp.	3,416,223
68,800	Osaka Gas Co. Ltd.	1,744,634
415,600	Panasonic Holdings Corp.	4,765,254
180,500	Park24 Co. Ltd.	2,557,361
23,200	Rakuten Bank Ltd.*	975,738
391,100	Resona Holdings, Inc.	3,137,323
173,100	Ricoh Co. Ltd.	1,820,685
334,000	Sankyo Co. Ltd.	5,083,662
243,700	Sanwa Holdings Corp.	7,998,887
52,000	SCREEN Holdings Co. Ltd.	3,457,845
141,800	SCSK Corp.	3,708,839
97,100	SG Holdings Co. Ltd.	1,022,429
125,500	Shikoku Electric Power Co., Inc.	1,031,363
27,500	Shimamura Co. Ltd.	1,829,821
222,600	Shizuoka Financial Group, Inc.	2,473,651
78,400	Sojitz Corp.	1,854,774
153,300	Sompo Holdings, Inc.	5,023,809
71,100	Stanley Electric Co. Ltd.	1,332,336
182,500	Subaru Corp.	3,304,695
270,000	Sumitomo Corp.	6,592,421
347,000	Sumitomo Electric Industries Ltd.	5,577,469
573,600	Sumitomo Mitsui Financial Group, Inc.	13,684,498
130,300	Sumitomo Mitsui Trust Group, Inc.	3,223,456
290,600	Sumitomo Rubber Industries Ltd.	3,659,603
583,200	Suzuki Motor Corp.	6,988,869
267,400	T&D Holdings, Inc.	5,689,899
15,700	Takeuchi Manufacturing Co. Ltd.	491,447
29,300	Tamron Co. Ltd.	662,428
53,600	TechnoPro Holdings, Inc.	1,195,259
63,800	TIS, Inc.	1,841,470
148,000	Tokio Marine Holdings, Inc.	5,932,188
155,900	Tokyo Gas Co. Ltd.	5,179,434
107,900	Tokyo Steel Manufacturing Co. Ltd.	1,220,003
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 16.0% - (continued)
19,800	Tokyo Tekko Co. Ltd.	$771,779
656,600	Toray Industries, Inc.	4,193,384
78,400	Tosoh Corp.	1,105,183
284,100	Toyo Tire Corp.	5,311,759
123,500	Toyoda Gosei Co. Ltd.	2,371,405
130,200	Toyota Boshoku Corp.	1,868,205
1,435,700	Toyota Motor Corp.	27,421,025
323,400	Toyota Tsusho Corp.	6,426,839
42,000	Tsubakimoto Chain Co.	510,229
27,300	TV Asahi Holdings Corp.	496,555
564,600	USS Co. Ltd.	5,627,786
5,900	Yamato Kogyo Co. Ltd.	351,337
84,700	Zenkoku Hosho Co. Ltd.	1,837,656
30,800	Zeon Corp.	302,031
		345,445,512
	Jordan - 0.1%
49,515	Hikma Pharmaceuticals PLC	1,312,126
	Malaysia - 0.4%
510,100	Hong Leong Bank Bhd.	2,364,372
11,640,900	My EG Services Bhd.	2,427,156
987,500	RHB Bank Bhd.	1,523,182
4,769,500	Sime Darby Property Bhd.	1,369,893
928,100	Westports Holdings Bhd.	914,363
		8,598,966
	Mexico - 0.7%
1,932,600	America Movil SAB de CV Series B	1,672,381
141,900	Arca Continental SAB de CV	1,494,435
190,300	Grupo Aeroportuario del Centro Norte SAB de CV	2,094,023
4,986	Grupo Aeroportuario del Sureste SAB de CV ADR	1,578,268
579,400	Grupo Financiero Banorte SAB de CV Class O	4,968,058
750,700	Grupo Mexico SAB de CV Class B	3,895,425
		15,702,590
	Netherlands - 1.5%
26,872	Euronext NV(1)	4,491,579
163,316	ING Groep NV	3,171,486
233,787	Koninklijke Ahold Delhaize NV	9,599,071
17,413	Koninklijke Heijmans NV	891,877
1,602,530	Koninklijke KPN NV	7,454,735
101,220	NN Group NV	6,206,850
		31,815,598
	Nigeria - 0.0%
115,785	Airtel Africa PLC(1)	264,973
	Norway - 0.8%
287,350	DNB Bank ASA	7,183,205
301,655	Equinor ASA	6,828,149
328,752	Orkla ASA	3,666,392
		17,677,746
	Peru - 0.1%
9,383	Credicorp Ltd.	1,897,149
	Philippines - 0.3%
633,920	BDO Unibank, Inc.	1,819,388
299,120	International Container Terminal Services, Inc.	1,829,472
69,090	Manila Electric Co.	705,063
1,668,330	Metropolitan Bank & Trust Co.	2,298,383
		6,652,306
	Poland - 0.3%
74,924	Alior Bank SA	2,030,278
104,963	Powszechna Kasa Oszczednosci Bank Polski SA	2,018,011
22,027	Santander Bank Polska SA	3,387,934
		7,436,223
The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Portugal - 0.3%
10,115,106	Banco Comercial Portugues SA Class R	$6,469,605
	Romania - 0.1%
421,435	NEPI Rockcastle NV*	3,231,011
	Singapore - 1.5%
89,800	DBS Group Holdings Ltd.	2,917,529
364,400	Oversea-Chinese Banking Corp. Ltd.	4,509,728
922,300	Sembcorp Industries Ltd.	4,665,149
2,957,300	Singapore Telecommunications Ltd.	8,556,043
33,684	STMicroelectronics NV	765,742
360,800	United Overseas Bank Ltd.	9,582,428
387,900	UOL Group Ltd.	1,715,945
791,400	Yangzijiang Financial Holding Ltd.	431,487
		33,144,051
	South Africa - 0.7%
385,965	AVI Ltd.	1,875,747
97,949	Gold Fields Ltd. ADR	2,207,771
462,698	Growthpoint Properties Ltd. REIT	326,181
734,394	Momentum Group Ltd.	1,340,771
143,015	Mr. Price Group Ltd.	1,827,856
170,140	MTN Group Ltd.	1,126,040
9,862	Naspers Ltd. Class N	2,593,135
452,934	Truworths International Ltd.	1,809,179
214,091	Vodacom Group Ltd.	1,584,110
		14,690,790
	South Korea - 3.8%
36,620	APR Corp.*	1,941,251
30,785	Coway Co. Ltd.	1,895,447
28,651	DB Insurance Co. Ltd.	1,845,850
6,092	DoubleUGames Co. Ltd.	241,726
115,419	Hana Financial Group, Inc.	5,234,263
9,527	HD Hyundai Electric Co. Ltd.	2,073,311
6,983	Hyosung Heavy Industries Corp.	2,415,223
52,955	Hyundai Engineering & Construction Co. Ltd.	1,551,881
53,411	Hyundai Glovis Co. Ltd.	4,282,591
29,046	Hyundai Mobis Co. Ltd.	5,452,184
11,053	Hyundai Motor Co.	1,481,097
129,279	KB Financial Group, Inc.	8,170,264
36,874	Kia Corp.	2,343,463
16,172	Krafton, Inc.*	4,233,863
65,441	KT Corp.	2,391,393
175,512	LG Uplus Corp.	1,481,949
12,699	LS Electric Co. Ltd.	1,834,144
16,267	NAVER Corp.	2,288,858
344,132	Samsung Electronics Co. Ltd.	13,427,182
113,279	Shinhan Financial Group Co. Ltd.	4,093,899
76,564	SK Hynix, Inc.	9,553,126
78,730	SK Telecom Co. Ltd.	3,008,018
		81,240,983
	Spain - 5.0%
156,439	Acerinox SA	1,767,962
88,574	ACS Actividades de Construccion y Servicios SA	5,549,588
35,697	Aena SME SA(1)	8,967,654
59,858	Amadeus IT Group SA	4,711,603
114,169	Atresmedia Corp. de Medios de Comunicacion SA	720,738
876,261	Banco Bilbao Vizcaya Argentaria SA	12,025,840
1,453,096	Banco de Sabadell SA	4,239,819
2,315,657	Banco Santander SA	16,304,219
1,204,447	CaixaBank SA	9,231,130
24,165	CIE Automotive SA	638,819
358,573	Endesa SA	10,768,871
1,154,625	Iberdrola SA	20,813,102
188,807	Indra Sistemas SA	6,019,900
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Spain - 5.0% - (continued)
65,985	Naturgy Energy Group SA	$1,965,828
270,139	Repsol SA	3,302,089
		107,027,162
	Sweden - 1.5%
130,681	Betsson AB Class B	2,285,488
80,380	Billerud Aktiebolag	848,172
25,630	Loomis AB	1,066,757
171,173	Securitas AB Class B	2,712,536
180,162	Skandinaviska Enskilda Banken AB Class A	2,858,751
112,466	SSAB AB Class A	710,654
130,705	Swedish Orphan Biovitrum AB*	3,975,354
486,459	Tele2 AB Class B	7,177,230
473,625	Telefonaktiebolaget LM Ericsson Class B	4,000,890
272,255	Telia Co. AB	1,022,718
34,453	Trelleborg AB Class B	1,187,997
173,871	Volvo AB Class B	4,726,426
		32,572,973
	Switzerland - 1.2%
955	dormakaba Holding AG	805,597
3,465	Sulzer AG	586,487
7,397	Swisscom AG	4,932,934
28,150	Zurich Insurance Group AG	19,965,966
		26,290,984
	Taiwan - 3.3%
284,000	Accton Technology Corp.	5,289,875
224,000	Asustek Computer, Inc.	4,096,264
26,000	AURAS Technology Co. Ltd.	400,964
280,000	Bizlink Holding, Inc.	4,739,892
144,000	Catcher Technology Co. Ltd.	980,239
52,000	Chroma ATE, Inc.	475,565
159,000	Delta Electronics, Inc.	1,666,033
82,000	Eclat Textile Co. Ltd.*	1,068,819
314,000	Elite Material Co. Ltd.	5,464,676
108,000	Fusheng Precision Co. Ltd.	1,204,708
497,000	Gold Circuit Electronics Ltd.	2,989,796
22,000	Lotes Co. Ltd.	865,034
243,000	MediaTek, Inc.	10,325,816
198,000	Nien Made Enterprise Co. Ltd.	2,424,675
139,000	Quanta Computer, Inc.*	1,044,263
373,000	Realtek Semiconductor Corp.	6,131,771
209,000	San Fang Chemical Industry Co. Ltd.	256,995
162,000	Taiwan Hon Chuan Enterprise Co. Ltd.	784,028
563,000	Taiwan Semiconductor Manufacturing Co. Ltd.	15,952,352
80,000	Tong Yang Industry Co. Ltd.	329,177
207,000	Tripod Technology Corp.	1,195,163
1,633,000	Yang Ming Marine Transport Corp.	3,488,868
		71,174,973
	Thailand - 0.5%
866,400	Advanced Info Service PCL NVDR	7,642,231
6,367,100	Krung Thai Bank PCL NVDR	4,154,896
		11,797,127
	United Kingdom - 10.2%
282,797	AG Barr PLC	2,616,796
103,874	Anglogold Ashanti PLC	4,379,328
553,658	Assura PLC REIT	358,036
44,068	AstraZeneca PLC	6,313,481
188,095	Balfour Beatty PLC	1,150,459
2,753,567	Barclays PLC	10,969,223
698,248	Barratt Redrow PLC	4,353,010
357,960	Beazley PLC	4,241,349
83,227	Bellway PLC	2,987,993
1,556,113	BT Group PLC	3,611,669
1,107,179	Centrica PLC	2,370,505
39,073	Coca-Cola Europacific Partners PLC	3,545,484
The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	United Kingdom - 10.2% - (continued)
867,130	Direct Line Insurance Group PLC	$3,275,150
167,259	Dunelm Group PLC	2,456,232
224,171	Gamma Communications PLC	3,985,363
35,003	Hill & Smith PLC	841,481
2,484,503	HSBC Holdings PLC	27,687,229
149,509	IG Group Holdings PLC	2,130,948
279,580	IMI PLC	6,635,219
229,096	Informa PLC	2,238,023
7,182	InterContinental Hotels Group PLC	766,391
78,810	Intertek Group PLC	4,840,109
1,169,229	ITV PLC	1,260,186
68,241	JET2 PLC	1,444,081
13,181,587	Lloyds Banking Group PLC	12,950,615
1,551,118	Mitie Group PLC	2,991,123
781,061	MONY Group PLC	2,113,920
912,205	National Grid PLC	13,166,859
1,859,518	NatWest Group PLC	11,960,956
83,405	Next PLC	13,759,865
181,348	Persimmon PLC	3,138,403
120,858	Reckitt Benckiser Group PLC	7,800,965
734,709	Rotork PLC	2,991,565
116,030	Severn Trent PLC	4,315,998
279,766	Smiths Group PLC	6,971,655
74,394	St. James's Place PLC	937,762
604,916	Standard Chartered PLC	8,712,760
1,505,715	Taylor Wimpey PLC	2,365,941
846,101	Tesco PLC	4,187,355
203,693	Trainline PLC*(1)	797,873
158,409	Unilever PLC	10,085,882
48,289	UNITE Group PLC REIT	554,793
401,388	United Utilities Group PLC	6,034,612
59,286	Volution Group PLC	448,780
81,448	Zigup PLC	340,085
		221,085,512
	United States - 5.9%
2,151,742	BP PLC	9,935,434
288,501	GSK PLC	5,707,327
93,732	Holcim AG*	10,474,353
196,597	Novartis AG	22,423,305
74,702	Roche Holding AG	24,426,535
207,756	Sanofi SA	22,726,809
10,852	Schneider Electric SE	2,535,524
535,346	Shell PLC	17,288,535
226,179	Stellantis NV	2,104,692
53,152	Swiss Re AG	9,541,008
		127,163,522
	Total Common Stocks (cost $1,718,963,753)	$2,115,556,242
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.3%
	Brazil - 0.2%
1,052,100	Marcopolo SA (Preference Shares)(3)		$1,305,125
484,000	Petroleo Brasileiro SA (Preference Shares)(3)		2,557,670
			3,862,795
	Chile - 0.0%
99,640	Embotelladora Andina SA (Preference Shares)(3)		426,176
	Germany - 0.1%
38,931	FUCHS SE (Preference Shares)(3)		1,952,103
	Total Preferred Stocks (cost $6,675,356)		$6,241,074
	Total Long-Term Investments (cost $1,725,639,109)		$2,121,797,316
	Total Investments (cost $1,725,639,109)	98.3%	$2,121,797,316
	Other Assets and Liabilities	1.7%	36,898,464
	Net Assets	100.0%	$2,158,695,780
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$37,670,825, representing 1.7% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	74	06/20/2025	$9,230,390	$164,171
Total futures contracts				$164,171
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,115,556,242	$236,164,277	$1,879,391,965	$—
Preferred Stocks	6,241,074	4,288,971	1,952,103	—
Futures Contracts(2)	164,171	164,171	—	—
Total	$2,121,961,487	$240,617,419	$1,881,344,068	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders International Stock Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Austria - 1.7%
1,939,670	Erste Group Bank AG	$131,357,573
	Brazil - 3.2%
65,450	MercadoLibre, Inc.*	152,554,133
7,454,672	NU Holdings Ltd. Class A*	92,661,573
		245,215,706
	China - 7.0%
3,236,836	Contemporary Amperex Technology Co. Ltd. Class A	103,493,308
6,740,500	Meituan Class B*(1)	111,605,410
3,033,800	Tencent Holdings Ltd.	185,823,108
10,123,626	Tencent Music Entertainment Group ADR	135,859,061
		536,780,887
	Denmark - 0.8%
4,396,476	Vestas Wind Systems AS	58,614,695
	France - 4.0%
545,635	EssilorLuxottica SA	157,226,355
1,356,246	Legrand SA	149,051,183
		306,277,538
	Germany - 7.8%
3,875,503	Infineon Technologies AG	128,368,463
1,009,815	SAP SE	295,460,471
742,440	Siemens AG	170,955,290
		594,784,224
	India - 2.2%
2,355,020	HDFC Bank Ltd. ADR	171,186,404
	Indonesia - 1.4%
201,294,600	Bank Central Asia Tbk. PT	107,026,387
	Italy - 1.7%
6,699,277	FinecoBank Banca Fineco SpA	134,058,731
	Japan - 14.4%
2,500,100	ITOCHU Corp.	127,862,453
332,700	Keyence Corp.	139,099,045
15,209,700	Mitsubishi UFJ Financial Group, Inc.	191,628,856
7,372,900	MS&AD Insurance Group Holdings, Inc.	167,584,523
2,068,900	Recruit Holdings Co. Ltd.	114,648,615
500,200	Shimano, Inc.	70,470,834
6,654,200	Sony Group Corp.	175,556,323
6,108,600	Terumo Corp.	116,923,010
		1,103,773,659
	Netherlands - 4.0%
271,788	ASML Holding NV	181,946,271
1,437,199	Heineken NV	128,651,107
		310,597,378
	Norway - 1.4%
4,464,990	DNB Bank ASA	111,616,283
	Spain - 3.2%
10,249,265	Bankinter SA	119,393,036
6,937,979	Iberdrola SA	125,062,996
		244,456,032
	Sweden - 1.8%
10,482,927	Svenska Handelsbanken AB Class A	137,219,525
	Switzerland - 5.5%
14,008	Chocoladefabriken Lindt & Spruengli AG	204,152,513
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Switzerland - 5.5% - (continued)
884,425	Cie Financiere Richemont SA Class A		$156,282,496
81,593	Lonza Group AG		58,625,321
			419,060,330
	Taiwan - 4.3%
11,584,000	Taiwan Semiconductor Manufacturing Co. Ltd.		328,227,441
	United Kingdom - 13.7%
836,287	AstraZeneca PLC		119,812,164
3,326,404	Bunzl PLC		104,530,622
4,741,214	Diageo PLC		133,135,137
155,960,166	Lloyds Banking Group PLC		153,227,377
2,133,902	Reckitt Benckiser Group PLC		137,735,978
2,984,552	RELX PLC		162,882,348
3,738,152	Unilever PLC		238,007,692
			1,049,331,318
	United States - 19.8%
546,136	ARM Holdings PLC ADR*		62,286,811
23,309	Booking Holdings, Inc.		118,859,118
572,887	Ferguson Enterprises, Inc.		97,196,008
8,043,579	GSK PLC		159,123,671
28,912,405	Haleon PLC		145,483,469
1,492,813	Liberty Media Corp.-Liberty Formula One Class C*		132,367,729
315,222	Lululemon Athletica, Inc.*		85,352,661
657,233	Roche Holding AG		214,906,222
1,309,226	Sanofi SA		143,218,627
667,042	Schneider Electric SE		155,851,528
6,205,968	Shell PLC		201,883,258
			1,516,529,102
	Total Common Stocks (cost $6,160,250,530)		$7,506,113,213
	Total Investments (cost $6,160,250,530)	97.9%	$7,506,113,213
	Other Assets and Liabilities	2.1%	160,465,530
	Net Assets	100.0%	$7,666,578,743
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$111,605,410, representing 1.5% of net assets.

The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$7,506,113,213	$1,048,323,498	$6,457,789,715	$—
Total	$7,506,113,213	$1,048,323,498	$6,457,789,715	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

42

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
UBS	UBS AG
Currency Abbreviations:
JPY	Japan Yen
USD	United States Dollar
Index Abbreviations:
EAFE	Europe, Australasia and Far East
SPI	Share Price Index
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
CDI	Chess Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

43

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Assets:
Investments in securities, at market value	$113,476,442	$383,461,057	$252,963,483	$594,631,931
Repurchase agreements	269,908	1,799,207	1,721,841	3,173,720
Cash	1,981,389	7,004,364	6,707,472	12,292,065
Cash collateral due from broker on futures contracts	—	163,863	—	1,166,352
Foreign currency	46,506	484,751	1,070	514,535
Receivables:
From affiliates	7,853	14,187	6,103	—
Investment securities sold	243,848	—	1,072,911	1,586,815
Fund shares sold	71,763	5,083,027	497,062	300,907
Dividends and interest	67,217	1,108,981	421,562	2,076,939
Variation margin on futures contracts	—	8,711	—	98,709
Tax reclaims	256,143	31,451	54,684	2,536,899
Other assets	83,997	78,205	93,877	54,308
Total assets	116,505,066	399,237,804	263,540,065	618,433,180
Liabilities:
Payables:
Investment securities purchased	118,945	—	3,442,935	782,805
Fund shares redeemed	231,572	830,350	72,489	322,469
Investment management fees	57,190	271,307	125,131	221,422
Transfer agent fees	22,365	40,023	48,771	222,898
Accounting services fees	6,036	19,672	11,889	32,166
Chief Compliance Officer fees	133	360	237	628
Board of Directors' fees	444	1,083	753	2,068
Foreign taxes	—	567,878	201,361	573,983
Distribution fees	933	493	1,453	10,462
Accrued expenses	31,295	166,395	30,088	84,604
Total liabilities	468,913	1,897,561	3,935,107	2,253,505
Net assets	$116,036,153	$397,340,243	$259,604,958	$616,179,675
Summary of Net Assets:
Capital stock and paid-in-capital	$97,617,822	$370,559,003	$251,014,203	$490,972,525
Distributable earnings (loss)	18,418,331	26,781,240	8,590,755	125,207,150
Net assets	$116,036,153	$397,340,243	$259,604,958	$616,179,675
Shares authorized	175,000,000	710,000,000	225,000,000	560,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$16.17	$10.25	$15.62	$12.97
Maximum offering price per share	17.11	10.85	16.53	13.72
Shares outstanding	2,233,599	2,004,345	3,432,935	37,203,986
Net Assets	$36,107,023	$20,543,731	$53,622,489	$482,425,526
Class C:Net asset value per share	$15.67	$10.08	$15.08	$12.94
Shares outstanding	141,857	69,628	74,406	295,005
Net Assets	$2,222,861	$701,903	$1,121,958	$3,818,265
Class I:Net asset value per share	$15.88	$10.24	$15.57	$13.14
Shares outstanding	1,179,428	8,233,152	2,862,033	3,747,350
Net Assets	$18,733,512	$84,274,361	$44,576,104	$49,240,712
Class R3:Net asset value per share	$15.91	$10.21	$15.34	$12.93
Shares outstanding	7,998	33,814	393,161	511,785
Net Assets	$127,288	$345,283	$6,031,089	$6,616,114
Class R4:Net asset value per share	$15.91	$10.46	$15.58	$13.04
Shares outstanding	724	18,502	66,792	175,289
Net Assets	$11,521	$193,542	$1,040,687	$2,285,985
Class R5:Net asset value per share	$15.76	$10.13	$15.43	$11.28
Shares outstanding	7,642	2,869	52,344	41,067
Net Assets	$120,460	$29,066	$807,820	$463,266
The accompanying notes are an integral part of these financial statements.

44

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Class R6:Net asset value per share	$15.69	$10.22	$15.44	$13.21
Shares outstanding	503,396	415,236	1,698,767	602,178
Net Assets	$7,896,227	$4,245,759	$26,221,790	$7,954,654
Class Y:Net asset value per share	$16.14	$10.20	$15.47	$13.16
Shares outstanding	424,807	5,297,421	1,169,774	386,844
Net Assets	$6,855,407	$54,012,117	$18,095,277	$5,089,271
Class F:Net asset value per share	$16.33	$10.15	$15.55	$13.21
Shares outstanding	2,692,158	22,957,783	6,950,821	4,411,575
Net Assets	$43,961,854	$232,994,481	$108,087,744	$58,285,882
Cost of investments	$94,886,623	$343,464,512	$204,966,292	$470,631,618
Cost of foreign currency	$46,324	$479,089	$987	$513,537
The accompanying notes are an integral part of these financial statements.

45

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund
Assets:
Investments in securities, at market value(1)	$299,363,968	$3,610,209,210	$7,454,163,334	$15,573,098	$55,597,278	$5,188,540,632
Repurchase agreements	85,290	23,441,672	44,576,892	—	—	—
Cash	351,575	90,885,547	172,768,877	783,611	1,006,274	146,804,871
Cash collateral due from broker on futures contracts	—	—	5,322,041	—	—	—
Foreign currency	816	1,070,339	1,717,537	1,977	40,026	8,601,994
Receivables:
From affiliates	16,464	—	—	10,739	18,082	—
Investment securities sold	2,652,632	88,800,742	4,199,869	—	445,773	11,362,431
Fund shares sold	114,826	3,504,726	135,895,359	—	4,227	2,569,044
Dividends and interest	505,031	11,622,515	52,077,605	—	94,549	4,601,892
Securities lending income	—	—	9	—	—	—
Tax reclaims	1,306,395	7,468,265	11,117,379	—	2,503	493,406
Other assets	82,998	95,871	162,168	60,324	51,757	142,070
Total assets	304,479,995	3,837,098,887	7,882,001,070	16,429,749	57,260,469	5,363,116,340
Liabilities:
Obligation to return securities lending collateral	—	—	15,819	—	—	—
Payables:
Investment securities purchased	348,341	52,638,072	65,852,602	—	536,716	11,532,585
Fund shares redeemed	200,194	4,576,382	5,241,948	—	158	10,094,677
Investment management fees	186,639	1,931,356	4,526,489	11,931	37,557	3,888,711
Transfer agent fees	59,130	481,040	1,573,998	819	288	786,750
Accounting services fees	16,360	149,590	203,862	429	3,370	258,804
Chief Compliance Officer fees	310	3,722	5,235	16	61	6,404
Board of Directors' fees	1,026	11,948	14,520	53	187	18,891
Variation margin on futures contracts	—	—	165,466	—	—	—
Foreign taxes	—	5,943,258	631,607	—	138,762	30,745,304
Distribution fees	2,210	11,431	4,534	27	—	2,606
Accrued expenses	38,918	187,801	170,045	23,017	54,628	465,797
Total liabilities	853,128	65,934,600	78,406,125	36,292	771,727	57,800,529
Net assets	$303,626,867	$3,771,164,287	$7,803,594,945	$16,393,457	$56,488,742	$5,305,315,811
Summary of Net Assets:
Capital stock and paid-in-capital	$218,823,208	$2,922,772,688	$6,722,715,914	$44,299,790	$47,460,154	$5,005,224,217
Distributable earnings (loss)	84,803,659	848,391,599	1,080,879,031	(27,906,333)	9,028,588	300,091,594
Net assets	$303,626,867	$3,771,164,287	$7,803,594,945	$16,393,457	$56,488,742	$5,305,315,811
Shares authorized	485,000,000	925,000,000	1,230,000,000	300,000,000	650,000,000	1,545,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0001	$0.0001	$0.0001
Class A:Net asset value per share	$17.83	$19.85	$20.44	$10.13	$8.92	$17.15
Maximum offering price per share	18.87	21.01	21.63	10.72	9.44	18.15
Shares outstanding	5,735,411	21,015,174	8,524,603	53,751	9,273	6,509,782
Net Assets	$102,281,774	$417,078,198	$174,203,325	$544,474	$82,749	$111,626,353
Class C:Net asset value per share	$15.83	$16.84	$20.24	$9.94	$8.93	$17.00
Shares outstanding	65,421	525,563	459,715	19,358	1,336	132,642
Net Assets	$1,035,565	$8,852,146	$9,302,769	$192,479	$11,925	$2,254,673
Class I:Net asset value per share	$17.68	$19.70	$20.55	$10.14	$8.92	$17.11
Shares outstanding	1,492,019	17,259,349	207,755,742	47,160	27,443	74,055,127
Net Assets	$26,375,115	$340,026,423	$4,268,523,568	$478,157	$244,773	$1,266,820,650
Class R3:Net asset value per share	$18.00	$20.29	$20.50	$—	$—	$17.01
Shares outstanding	37,934	1,195,494	77,453	—	—	8,012
Net Assets	$682,824	$24,261,718	$1,587,694	$—	$—	$136,314
Class R4:Net asset value per share	$18.43	$20.72	$20.40	$—	$—	$17.16
Shares outstanding	42,782	2,839,970	387,312	—	—	390,739
Net Assets	$788,281	$58,854,357	$7,902,549	$—	$—	$6,705,727
The accompanying notes are an integral part of these financial statements.

46

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund
Class R5:Net asset value per share	$18.61	$20.91	$20.63	$—	$—	$17.26
Shares outstanding	22,681	9,735,200	2,720,531	—	—	1,845
Net Assets	$422,081	$203,534,857	$56,124,165	$—	$—	$31,850
Class R6:Net asset value per share	$18.68	$21.05	$21.13	$—	$—	$—
Shares outstanding	124,366	59,063,934	20,732,759	—	—	—
Net Assets	$2,323,537	$1,243,078,699	$437,989,817	$—	$—	$—
Class Y:Net asset value per share	$18.63	$21.05	$21.10	$10.16	$8.93	$17.26
Shares outstanding	99,639	35,763,235	71,257,876	13,589	1,836	5,188,130
Net Assets	$1,856,585	$752,701,380	$1,503,792,012	$138,015	$16,393	$89,540,280
Class F:Net asset value per share	$17.70	$19.70	$20.57	$10.16	$8.89	$17.11
Shares outstanding	9,484,514	36,692,464	65,356,430	1,230,292	2,041,705	111,693,887
Net Assets	$167,861,105	$722,776,509	$1,344,169,046	$12,498,445	$18,143,280	$1,910,711,657
Class SDR:Net asset value per share	$—	$—	$—	$10.17	$8.89	$17.14
Shares outstanding	—	—	—	250,048	4,275,562	111,856,089
Net Assets	$—	$—	$—	$2,541,887	$37,989,622	$1,917,488,307
Cost of investments	$202,803,196	$2,828,261,888	$6,470,380,755	$16,451,749	$44,329,669	$3,546,061,063
Cost of foreign currency	$816	$1,073,216	$1,717,502	$1,929	$39,988	$8,538,997
(1) Includes Investment in securities on loan, at market value	$—	$—	$13,942,002	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

47

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Assets:
Investments in securities, at market value	$96,701,748	$2,121,797,316	$7,506,113,213
Cash	3,200,455	18,360,733	105,878,507
Cash collateral due from broker on futures contracts	—	433,433	—
Foreign currency	81,629	1,798,551	1,094,086
Receivables:
From affiliates	6,701	—	—
Investment securities sold	119	17,666,355	—
Fund shares sold	47,745	1,482,900	29,242,467
Dividends and interest	416,536	10,423,049	27,440,217
Securities lending income	—	115	—
Tax reclaims	89,044	5,511,779	16,573,263
Other assets	63,241	75,838	193,962
Total assets	100,607,218	2,177,550,069	7,686,535,715
Liabilities:
Unrealized depreciation on foreign currency contracts	9,734	—	—
Payables:
Investment securities purchased	1,088,274	15,311,334	—
Fund shares redeemed	157,508	1,647,006	14,553,426
Investment management fees	49,129	1,178,285	3,871,945
Transfer agent fees	2,188	267,114	1,129,877
Accounting services fees	206	92,883	256,984
Chief Compliance Officer fees	60	2,112	6,677
Board of Directors' fees	176	6,960	19,830
Variation margin on futures contracts	—	17,793	—
Foreign taxes	—	214,005	—
Distribution fees	22	3,609	9,664
Accrued expenses	27,701	113,188	108,569
Total liabilities	1,334,998	18,854,289	19,956,972
Net assets	$99,272,220	$2,158,695,780	$7,666,578,743
Summary of Net Assets:
Capital stock and paid-in-capital	$87,472,875	$1,862,791,464	$6,475,752,839
Distributable earnings (loss)	11,799,345	295,904,316	1,190,825,904
Net assets	$99,272,220	$2,158,695,780	$7,666,578,743
Shares authorized	350,000,000	865,000,000	990,000,000
Par value	$—	$0.0001	$0.0001
Class A:Net asset value per share	$14.42	$11.32	$19.84
Maximum offering price per share	15.26	11.98	20.99
Shares outstanding	34,910	10,062,111	18,956,279
Net Assets	$503,300	$113,870,623	$376,117,368
Class C:Net asset value per share	$14.54	$11.25	$18.75
Shares outstanding	10,718	530,758	1,149,834
Net Assets	$155,836	$5,972,971	$21,558,547
Class I:Net asset value per share	$14.39	$11.31	$19.16
Shares outstanding	2,761,572	48,346,582	214,290,290
Net Assets	$39,731,352	$546,728,749	$4,106,143,295
Class R3:Net asset value per share	$—	$11.28	$19.02
Shares outstanding	—	1,557,651	216,969
Net Assets	$—	$17,570,607	$4,125,761
Class R4:Net asset value per share	$—	$11.29	$19.14
Shares outstanding	—	337,703	178,056
Net Assets	$—	$3,811,163	$3,408,554
The accompanying notes are an integral part of these financial statements.

48

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Class R5:Net asset value per share	$14.39	$11.30	$19.17
Shares outstanding	10,014	1,333,044	1,535,497
Net Assets	$144,102	$15,059,367	$29,440,439
Class Y:Net asset value per share	$14.39	$11.30	$19.23
Shares outstanding	54,055	21,274,713	1,839,873
Net Assets	$777,703	$240,399,807	$35,376,975
Class F:Net asset value per share	$14.38	$11.32	$19.19
Shares outstanding	2,947,012	34,796,739	104,272,632
Net Assets	$42,374,785	$393,768,595	$2,000,742,940
Class SDR:Net asset value per share	$14.38	$11.30	$19.17
Shares outstanding	1,083,786	72,730,424	56,841,533
Net Assets	$15,585,142	$821,513,898	$1,089,664,864
Cost of investments	$86,217,682	$1,725,639,109	$6,160,250,530
Cost of foreign currency	$82,009	$1,793,248	$1,086,180
The accompanying notes are an integral part of these financial statements.

49

Hartford International/Global Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$866,686	$6,627,214	$1,785,140	$7,351,182
Interest	53,126	176,019	145,686	285,555
Securities lending — net	53	2,738	414	9,418
Less: Foreign tax withheld	(51,961)	(784,318)	(80,387)	(780,216)
Total investment income, net	867,904	6,021,653	1,850,853	6,865,939
Expenses:
Investment management fees	384,923	1,616,201	784,707	1,372,533
Transfer agent fees
Class A	25,161	24,273	56,554	431,539
Class C	2,033	1,016	1,577	4,985
Class I	14,634	36,791	37,743	23,561
Class R3	351	284	6,536	8,180
Class R4	11	157	913	1,852
Class R5	868	19	440	267
Class R6	84	18	507	135
Class Y	4,047	30,921	3,253	2,816
Class F	542	351	441	613
Distribution fees
Class A	48,098	25,778	66,773	585,808
Class C	11,980	4,062	6,308	19,941
Class R3	808	715	15,068	18,591
Class R4	175	241	1,355	2,729
Custodian fees	5,415	66,803	3,598	56,285
Registration and filing fees	62,656	65,137	67,334	60,968
Accounting services fees	12,417	35,715	24,162	56,508
Board of Directors' fees	1,592	4,317	3,077	7,332
Chief Compliance Officer fees	129	349	246	601
Audit and tax fees	17,353	46,381	17,073	34,713
Other expenses	17,539	32,924	26,299	48,523
Total expenses (before waivers, reimbursements and fees paid indirectly)	610,816	1,992,453	1,123,964	2,738,480
Expense waivers	(44,714)	(88,472)	(30,936)	—
Distribution fee reimbursements	(105)	(122)	(2,488)	(14,392)
Commission recapture	(305)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(45,124)	(88,594)	(33,424)	(14,392)
Total expenses	565,692	1,903,859	1,090,540	2,724,088
Net Investment Income (Loss)	302,212	4,117,794	760,313	4,141,851
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,359,098	12,579,711	2,988,071	13,190,643
Less: Foreign taxes paid on realized capital gains	—	(893,270)	(33,628)	(13,936)
Futures contracts	—	222,024	—	(595,392)
Other foreign currency transactions	(8,166)	(230,721)	4,574	(26,567)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,350,932	11,677,744	2,959,017	12,554,748
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(4,938,968)	(7,489,027)	(4,268,883)	19,602,646
Futures contracts	—	(163,877)	—	837,531
Translation of other assets and liabilities in foreign currencies	13,642	4,543	19,798	224,792
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(4,925,326)	(7,648,361)	(4,249,085)	20,664,969
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,574,394)	4,029,383	(1,290,068)	33,219,717
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,272,182)	$8,147,177	$(529,755)	$37,361,568
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$1,550,370	$45,034	$230,144
The accompanying notes are an integral part of these financial statements.

50

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$1,388,311	$38,523,491	$135,999,562
Interest	113,659	1,577,415	3,459,162
Securities lending — net	—	28,766	217,178
Less: Foreign tax withheld	(149,913)	(2,929,231)	(14,618,178)
Total investment income, net	1,352,057	37,200,441	125,057,724
Expenses:
Investment management fees	1,204,787	11,952,189	23,596,554
Transfer agent fees
Class A	101,899	299,944	92,050
Class C	1,372	8,314	4,610
Class I	16,917	146,323	2,358,533
Class R3	636	26,802	1,024
Class R4	677	51,392	5,293
Class R5	358	100,163	26,608
Class R6	44	17,616	8,202
Class Y	982	350,066	647,462
Class F	1,141	4,815	2,153
Distribution fees
Class A	128,161	506,209	189,706
Class C	5,490	45,647	37,490
Class R3	1,599	60,913	2,840
Class R4	1,091	75,820	10,104
Custodian fees	10,380	57,903	81,806
Registration and filing fees	61,656	81,232	143,737
Accounting services fees	30,475	278,888	399,312
Board of Directors' fees	3,740	44,822	67,414
Chief Compliance Officer fees	309	3,623	5,692
Audit and tax fees	19,176	30,201	31,262
Other expenses	33,941	169,735	225,864
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,624,831	14,312,617	27,937,716
Expense waivers	(67,697)	—	—
Transfer agent fee waivers	—	—	(701,226)
Distribution fee reimbursements	(2,275)	(5,687)	(118)
Total waivers, reimbursements and fees paid indirectly	(69,972)	(5,687)	(701,344)
Total expenses	1,554,859	14,306,930	27,236,372
Net Investment Income (Loss)	(202,802)	22,893,511	97,821,352
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	10,254,009	170,711,873	122,559,665
Less: Foreign taxes paid on realized capital gains	—	—	2,893
Futures contracts	—	—	864,395
Other foreign currency transactions	(14,584)	(109,392)	(700,675)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	10,239,425	170,602,481	122,726,278
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	6,293,608	80,235,094	567,099,973
Futures contracts	—	—	4,799,213
Translation of other assets and liabilities in foreign currencies	75,682	995,942	2,851,330
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	6,369,290	81,231,036	574,750,516
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	16,608,715	251,833,517	697,476,794
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,405,913	$274,727,028	$795,298,146
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(422,218)	$44,766
The accompanying notes are an integral part of these financial statements.

51

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund
Investment Income:
Dividends	$46,811	$828,167	$64,718,328	$1,574,822
Interest	12,070	12,223	3,569,845	48,698
Securities lending — net	—	54	8,234	3,154
Less: Foreign tax withheld	(4,681)	(84,777)	(7,258,762)	(136,053)
Total investment income, net	54,200	755,667	61,037,645	1,490,621
Expenses:
Investment management fees	71,926	252,525	28,375,194	255,323
Transfer agent fees
Class A	645	86	732,197	215
Class C	156	14	1,408	—
Class I	498	306	1,650,417	4,829
Class R3	—	—	131	—
Class R4	—	—	5,098	—
Class R5	—	—	19	—
Class Y	64	9	49,180	59
Class F	106	68	1,322	—
Class SDR	52	186	6,649	82
Distribution fees
Class A	674	93	946,109	424
Class C	1,002	57	12,748	614
Class R3	—	—	318	—
Class R4	—	—	8,220	—
Custodian fees	5,271	29,847	579,064	4,582
Registration and filing fees	41,718	39,742	106,593	50,292
Accounting services fees	1,553	6,013	487,239	3,539
Board of Directors' fees	189	740	77,805	850
Chief Compliance Officer fees	16	61	6,448	83
Audit and tax fees	16,037	31,807	38,095	18,351
Other expenses	7,780	8,689	279,359	8,656
Total expenses (before waivers, reimbursements and fees paid indirectly)	147,687	370,243	33,363,613	347,899
Expense waivers	(64,774)	(102,279)	—	(52,877)
Transfer agent fee waivers	—	—	(22,892)	—
Distribution fee reimbursements	(806)	(59)	(110)	(638)
Total waivers, reimbursements and fees paid indirectly	(65,580)	(102,338)	(23,002)	(53,515)
Total expenses	82,107	267,905	33,340,611	294,384
Net Investment Income (Loss)	(27,907)	487,762	27,697,034	1,196,237
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	423,575	805,108	54,929,756	296,981
Less: Foreign taxes paid on realized capital gains	—	(27,863)	(2,282,834)	—
Futures contracts	—	(110,076)	(526,074)	—
Foreign currency contracts	—	—	—	407,085
Other foreign currency transactions	(3,562)	(35,675)	(1,887,825)	(37,733)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	420,013	631,494	50,233,023	666,333
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(908,657)	393,884	(88,512,143)	8,482,689
Foreign currency contracts	—	—	—	(10,030)
Translation of other assets and liabilities in foreign currencies	94	4,365	359,000	14,126
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(908,563)	398,249	(88,153,143)	8,486,785
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(488,550)	1,029,743	(37,920,120)	9,153,118
Net Increase (Decrease) in Net Assets Resulting from Operations	$(516,457)	$1,517,505	$(10,223,086)	$10,349,355
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$55,248	$6,733,960	$—
The accompanying notes are an integral part of these financial statements.

52

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Investment Income:
Dividends	$39,729,286	$94,943,764
Interest	148,000	3,937,311
Securities lending — net	55,809	698,512
Less: Foreign tax withheld	(4,385,675)	(10,347,954)
Total investment income, net	35,547,420	89,231,633
Expenses:
Investment management fees	7,160,902	22,768,738
Transfer agent fees
Class A	66,074	183,478
Class C	3,900	12,063
Class I	323,638	2,137,310
Class R3	17,761	3,354
Class R4	3,611	2,650
Class R5	9,256	16,041
Class Y	126,191	19,743
Class F	4,641	7,722
Class SDR	10,179	12,076
Distribution fees
Class A	133,967	437,936
Class C	31,037	103,596
Class R3	41,100	9,450
Class R4	5,309	3,948
Custodian fees	79,538	118,339
Registration and filing fees	68,318	135,269
Accounting services fees	167,944	497,961
Board of Directors' fees	25,051	82,418
Chief Compliance Officer fees	2,032	6,794
Audit and tax fees	35,493	31,005
Other expenses	92,891	302,751
Total expenses (before waivers, reimbursements and fees paid indirectly)	8,408,833	26,892,642
Transfer agent fee waivers	—	(191,138)
Distribution fee reimbursements	(5,938)	(318)
Total waivers, reimbursements and fees paid indirectly	(5,938)	(191,456)
Total expenses	8,402,895	26,701,186
Net Investment Income (Loss)	27,144,525	62,530,447
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	43,810,656	109,803,078
Less: Foreign taxes paid on realized capital gains	—	229,593
Futures contracts	(458,465)	—
Foreign currency contracts	2,076,464	—
Other foreign currency transactions	(630,663)	(1,292,970)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	44,797,992	108,739,701
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	143,857,259	286,676,055
Futures contracts	164,171	—
Foreign currency contracts	151,816	—
Translation of other assets and liabilities in foreign currencies	748,280	1,889,427
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	144,921,526	288,565,482
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	189,719,518	397,305,183
Net Increase (Decrease) in Net Assets Resulting from Operations	$216,864,043	$459,835,630
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$130,875	$—
The accompanying notes are an integral part of these financial statements.

53

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$302,212	$756,314	$4,117,794	$7,528,586
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,350,932	8,916,172	11,677,744	48,171,982
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(4,925,326)	23,487,299	(7,648,361)	50,193,070
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,272,182)	33,159,785	8,147,177	105,893,638
Distributions to Shareholders:
Class A	(914,123)	(136,773)	(534,302)	(692,072)
Class C	(51,622)	—	(15,670)	(33,631)
Class I	(611,809)	(171,213)	(1,539,268)	(1,637,160)
Class R3	(11,158)	(722)	(7,231)	(8,503)
Class R4	(281)	(47)	(4,796)	(4,031)
Class R5	(94,657)	(44,279)	(937)	(1,060)
Class R6	(114,881)	(36,169)	(32,329)	(17,749)
Class Y	(203,487)	(70,168)	(1,884,286)	(9,021,546)
Class F	(1,325,916)	(440,636)	(6,681,197)	(4,927,290)
Total distributions	(3,327,934)	(900,007)	(10,700,016)	(16,343,042)
Capital Share Transactions:
Sold	13,280,606	23,610,981	128,810,436	191,322,246
Issued on reinvestment of distributions	3,289,329	880,670	4,342,326	11,601,173
Redeemed	(27,240,007)	(41,988,211)	(92,218,540)	(328,611,304)
Net increase (decrease) from capital share transactions	(10,670,072)	(17,496,560)	40,934,222	(125,687,885)
Net Increase (Decrease) in Net Assets	(17,270,188)	14,763,218	38,381,383	(36,137,289)
Net Assets:
Beginning of period	133,306,341	118,543,123	358,958,860	395,096,149
End of period	$116,036,153	$133,306,341	$397,340,243	$358,958,860
The accompanying notes are an integral part of these financial statements.

54

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$760,313	$1,475,324	$4,141,851	$11,263,122
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,959,017	(4,473,052)	12,554,748	26,014,729
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(4,249,085)	60,098,599	20,664,969	87,885,081
Net Increase (Decrease) in Net Assets Resulting from Operations	(529,755)	57,100,871	37,361,568	125,162,932
Distributions to Shareholders:
Class A	(354,147)	(359,354)	(9,049,641)	(10,027,503)
Class C	—	—	(33,789)	(58,081)
Class I	(568,947)	(495,959)	(997,539)	(1,076,713)
Class R3	(26,871)	(28,678)	(95,192)	(190,730)
Class R4	(8,098)	(8,419)	(40,155)	(48,878)
Class R5	(8,286)	(7,780)	(11,095)	(12,305)
Class R6	(310,010)	(288,024)	(156,941)	(248,725)
Class Y	(65,080)	(56,323)	(118,599)	(144,532)
Class F	(1,138,570)	(826,077)	(1,315,656)	(1,347,390)
Total distributions	(2,480,009)	(2,070,614)	(11,818,607)	(13,154,857)
Capital Share Transactions:
Sold	66,515,231	59,468,131	13,923,769	28,642,372
Issued on reinvestment of distributions	2,432,731	2,028,000	11,597,485	12,906,833
Redeemed	(47,970,826)	(53,238,208)	(54,679,514)	(115,932,039)
Net increase (decrease) from capital share transactions	20,977,136	8,257,923	(29,158,260)	(74,382,834)
Net Increase (Decrease) in Net Assets	17,967,372	63,288,180	(3,615,299)	37,625,241
Net Assets:
Beginning of period	241,637,586	178,349,406	619,794,974	582,169,733
End of period	$259,604,958	$241,637,586	$616,179,675	$619,794,974
The accompanying notes are an integral part of these financial statements.

55

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(202,802)	$1,089,260	$22,893,511	$57,449,476
Net realized gain (loss) on investments and foreign currency transactions	10,239,425	12,647,692	170,602,481	217,295,490
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	6,369,290	52,499,857	81,231,036	485,702,879
Net Increase (Decrease) in Net Assets Resulting from Operations	16,405,913	66,236,809	274,727,028	760,447,845
Distributions to Shareholders:
Class A	(55,053)	(485,658)	(5,150,830)	(5,652,557)
Class C	—	—	(62,213)	(84,025)
Class I	(98,052)	(220,519)	(5,258,907)	(6,122,227)
Class R3	—	(935)	(223,531)	(255,918)
Class R4	(795)	(7,994)	(727,560)	(812,330)
Class R5	(2,107)	(7,458)	(2,888,259)	(4,730,008)
Class R6	(10,725)	(19,116)	(18,947,853)	(19,411,721)
Class Y	(6,927)	(15,385)	(10,700,060)	(11,215,058)
Class F	(867,236)	(1,494,933)	(11,763,057)	(11,216,316)
Total distributions	(1,040,895)	(2,251,998)	(55,722,270)	(59,500,160)
Capital Share Transactions:
Sold	19,110,265	29,197,526	298,922,784	669,606,997
Issued on reinvestment of distributions	1,039,439	2,247,381	53,343,564	57,988,997
Redeemed	(35,240,842)	(70,133,825)	(438,163,070)	(1,211,394,251)
Net increase (decrease) from capital share transactions	(15,091,138)	(38,688,918)	(85,896,722)	(483,798,257)
Net Increase (Decrease) in Net Assets	273,880	25,295,893	133,108,036	217,149,428
Net Assets:
Beginning of period	303,352,987	278,057,094	3,638,056,251	3,420,906,823
End of period	$303,626,867	$303,352,987	$3,771,164,287	$3,638,056,251
The accompanying notes are an integral part of these financial statements.

56

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund		Hartford Schroders China A Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$97,821,352	$151,028,305	$(27,907)	$149,534
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	122,726,278	194,934,706	420,013	(5,252,058)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	574,750,516	459,410,194	(908,563)	5,429,653
Net Increase (Decrease) in Net Assets Resulting from Operations	795,298,146	805,373,205	(516,457)	327,129
Distributions to Shareholders:
Class A	(4,432,702)	(3,324,245)	(1,995)	(859)
Class C	(161,577)	(124,077)	—	—
Class I	(86,325,979)	(55,222,434)	(3,408)	(13,221)
Class R3	(24,802)	(25,486)	—	—
Class R4	(258,383)	(138,849)	—	—
Class R5	(1,719,589)	(1,097,331)	—	—
Class R6	(13,470,466)	(9,336,848)	—	—
Class Y	(41,634,231)	(23,624,766)	(871)	(556)
Class F	(27,656,964)	(18,437,385)	(98,074)	(81,111)
Class SDR	—	—	(21,803)	(12,519)
Total distributions	(175,684,693)	(111,331,421)	(126,151)	(108,266)
Capital Share Transactions:
Sold	2,877,747,903	2,348,272,370	1,139,296	717,597
Issued on reinvestment of distributions	169,523,619	106,430,834	104,136	95,645
Redeemed	(1,182,661,980)	(1,456,405,813)	(145,735)	(10,180,840)
Net increase (decrease) from capital share transactions	1,864,609,542	998,297,391	1,097,697	(9,367,598)
Net Increase (Decrease) in Net Assets	2,484,222,995	1,692,339,175	455,089	(9,148,735)
Net Assets:
Beginning of period	5,319,371,950	3,627,032,775	15,938,368	25,087,103
End of period	$7,803,594,945	$5,319,371,950	$16,393,457	$15,938,368
The accompanying notes are an integral part of these financial statements.

57

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Diversified Emerging Markets Fund		Hartford Schroders Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$487,762	$1,267,971	$27,697,034	$86,877,750
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	631,494	202,903	50,233,023	(137,755,208)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	398,249	10,560,818	(88,153,143)	1,199,404,391
Net Increase (Decrease) in Net Assets Resulting from Operations	1,517,505	12,031,692	(10,223,086)	1,148,526,933
Distributions to Shareholders:
Class A	(911)	(425)	(14,017,146)	(12,898,434)
Class C	(59)	(45)	(1,137)	(12,460)
Class I	(5,996)	(6,013)	(24,844,736)	(24,926,748)
Class R3	—	—	(867)	(772)
Class R4	—	—	(58,995)	(69,311)
Class R5	—	—	(406)	(126)
Class Y	(253)	(222)	(1,084,911)	(1,440,790)
Class F	(306,169)	(278,908)	(9,761,399)	(10,983,447)
Class SDR	(786,613)	(764,393)	(25,230,475)	(26,968,167)
Total distributions	(1,100,001)	(1,050,006)	(75,000,072)	(77,300,255)
Capital Share Transactions:
Sold	4,452,961	2,979,537	2,367,750,000	1,677,263,211
Issued on reinvestment of distributions	425,412	429,672	49,652,525	51,224,465
Redeemed	(11,494,199)	(7,018,903)	(3,503,459,621)	(1,345,569,989)
Net increase (decrease) from capital share transactions	(6,615,826)	(3,609,694)	(1,086,057,096)	382,917,687
Net Increase (Decrease) in Net Assets	(6,198,322)	7,371,992	(1,171,280,254)	1,454,144,365
Net Assets:
Beginning of period	62,687,064	55,315,072	6,476,596,065	5,022,451,700
End of period	$56,488,742	$62,687,064	$5,305,315,811	$6,476,596,065
The accompanying notes are an integral part of these financial statements.

58

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Contrarian Value Fund		Hartford Schroders International Multi-Cap Value Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,196,237	$1,059,668	$27,144,525	$67,821,054
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	666,333	1,052,190	44,797,992	177,160,369
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,486,785	4,153,950	144,921,526	197,506,798
Net Increase (Decrease) in Net Assets Resulting from Operations	10,349,355	6,265,808	216,864,043	442,488,221
Distributions to Shareholders:
Class A	(11,141)	(1,318)	(1,232,677)	(2,912,202)
Class C	(2,490)	(437)	(48,503)	(149,842)
Class I	(625,904)	(195,681)	(6,755,842)	(16,596,979)
Class R3	—	—	(167,681)	(401,068)
Class R4	—	—	(53,257)	(144,845)
Class R5	(3,873)	(1,679)	(217,950)	(550,779)
Class Y	(7,339)	(1,679)	(2,984,396)	(7,571,398)
Class F	(1,420,890)	(1,787)	(5,155,637)	(12,947,082)
Class SDR	(464,108)	(212,367)	(10,143,844)	(22,727,543)
Total distributions	(2,535,745)	(414,948)	(26,759,787)	(64,001,738)
Capital Share Transactions:
Sold	63,932,383	10,405,202	174,526,943	353,287,577
Issued on reinvestment of distributions	2,071,652	202,582	25,619,093	61,285,225
Redeemed	(13,647,776)	(1,158,939)	(341,878,158)	(967,270,213)
Net increase (decrease) from capital share transactions	52,356,259	9,448,845	(141,732,122)	(552,697,411)
Net Increase (Decrease) in Net Assets	60,169,869	15,299,705	48,372,134	(174,210,928)
Net Assets:
Beginning of period	39,102,351	23,802,646	2,110,323,646	2,284,534,574
End of period	$99,272,220	$39,102,351	$2,158,695,780	$2,110,323,646
The accompanying notes are an integral part of these financial statements.

59

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$62,530,447	$95,261,297
Net realized gain (loss) on investments and foreign currency transactions	108,739,701	26,505,720
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	288,565,482	1,129,073,210
Net Increase (Decrease) in Net Assets Resulting from Operations	459,835,630	1,250,840,227
Distributions to Shareholders:
Class A	(3,591,342)	(3,010,955)
Class C	(64,942)	(73,934)
Class I	(49,674,540)	(36,797,143)
Class R3	(29,321)	(23,910)
Class R4	(30,248)	(33,453)
Class R5	(383,600)	(374,294)
Class Y	(474,261)	(1,599,775)
Class F	(25,671,828)	(18,048,451)
Class SDR	(14,080,150)	(11,038,318)
Total distributions	(94,000,232)	(71,000,233)
Capital Share Transactions:
Sold	1,496,796,814	2,317,995,637
Issued on reinvestment of distributions	88,810,258	66,693,687
Redeemed	(980,044,218)	(1,751,845,014)
Net increase (decrease) from capital share transactions	605,562,854	632,844,310
Net Increase (Decrease) in Net Assets	971,398,252	1,812,684,304
Net Assets:
Beginning of period	6,695,180,491	4,882,496,187
End of period	$7,666,578,743	$6,695,180,491
The accompanying notes are an integral part of these financial statements.

60

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$16.98	$0.02	$(0.45)	$(0.43)	$(0.05)	$(0.33)	$(0.38)	$16.17	(2.62)%(5)	$36,107	1.19%(6)	1.19%(6)	0.21%(6)	34%
C	16.48	(0.04)	(0.44)	(0.48)	—	(0.33)	(0.33)	15.67	(3.00)(5)	2,223	1.98 (6)	1.94 (6)	(0.54)(6)	34
I	16.72	0.04	(0.45)	(0.41)	(0.10)	(0.33)	(0.43)	15.88	(2.54)(5)	18,734	0.95 (6)	0.89 (6)	0.50 (6)	34
R3	16.70	(0.00)(7)	(0.45)	(0.45)	(0.01)	(0.33)	(0.34)	15.91	(2.76)(5)	127	1.53 (6)	1.41 (6)	(0.04)(6)	34
R4	16.72	0.02	(0.44)	(0.42)	(0.06)	(0.33)	(0.39)	15.91	(2.64)(5)	12	1.08 (6)	1.06 (6)	0.27 (6)	34
R5	16.60	0.03	(0.43)	(0.40)	(0.11)	(0.33)	(0.44)	15.76	(2.48)(5)	120	0.93 (6)	0.81 (6)	0.37 (6)	34
R6	16.53	0.06	(0.44)	(0.38)	(0.13)	(0.33)	(0.46)	15.69	(2.37)(5)	7,896	0.81 (6)	0.69 (6)	0.78 (6)	34
Y	16.98	0.05	(0.44)	(0.39)	(0.12)	(0.33)	(0.45)	16.14	(2.40)(5)	6,855	0.92 (6)	0.79 (6)	0.61 (6)	34
F	17.19	0.06	(0.46)	(0.40)	(0.13)	(0.33)	(0.46)	16.33	(2.39)(5)	43,962	0.81 (6)	0.69 (6)	0.71 (6)	34
For the Year Ended October 31, 2024
A	$13.25	$0.05	$3.74	$3.79	$(0.06)	$—	$(0.06)	$16.98	28.62%	$40,746	1.17%	1.17%	0.29%	108%
C	12.91	(0.07)	3.64	3.57	—	—	—	16.48	27.65	2,565	1.96	1.94	(0.47)	108
I	13.05	0.09	3.68	3.77	(0.10)	—	(0.10)	16.72	28.99	22,260	0.91	0.89	0.56	108
R3	13.04	0.01	3.67	3.68	(0.02)	—	(0.02)	16.70	28.25	510	1.51	1.41	0.07	108
R4	13.04	0.08	3.67	3.75	(0.07)	—	(0.07)	16.72	28.88	12	1.21	0.96	0.49	108
R5	12.96	0.09	3.66	3.75	(0.11)	—	(0.11)	16.60	29.06	3,591	0.89	0.81	0.61	108
R6	12.91	0.12	3.63	3.75	(0.13)	—	(0.13)	16.53	29.18	5,021	0.80	0.69	0.79	108
Y	13.26	0.11	3.73	3.84	(0.12)	—	(0.12)	16.98	29.03	8,149	0.90	0.79	0.68	108
F	13.42	0.13	3.77	3.90	(0.13)	—	(0.13)	17.19	29.19	50,453	0.79	0.69	0.78	108
For the Year Ended October 31, 2023
A	$13.37	$0.08	$(0.10)	$(0.02)	$(0.10)	$—	$(0.10)	$13.25	(0.16)%	$32,656	1.20%	1.19%	0.54%	75%
C	13.03	(0.03)	(0.09)	(0.12)	—	—	—	12.91	(0.92)	2,462	1.98	1.94	(0.20)	75
I	13.16	0.12	(0.08)	0.04	(0.15)	—	(0.15)	13.05	0.23	21,256	0.93	0.89	0.85	75
R3	13.15	0.03	(0.07)	(0.04)	(0.07)	—	(0.07)	13.04	(0.31)	159	1.53	1.41	0.18	75
R4	13.16	0.08	(0.09)	(0.01)	(0.11)	—	(0.11)	13.04	(0.08)	9	1.23	1.10	0.57	75
R5	13.07	0.16	(0.11)	0.05	(0.16)	—	(0.16)	12.96	0.31	5,115	0.92	0.81	1.08	75
R6	13.03	0.10	(0.05)	0.05	(0.17)	—	(0.17)	12.91	0.36	3,454	0.81	0.69	0.71	75
Y	13.37	0.15	(0.10)	0.05	(0.16)	—	(0.16)	13.26	0.33	7,643	0.92	0.79	0.99	75
F	13.53	0.16	(0.10)	0.06	(0.17)	—	(0.17)	13.42	0.42	45,790	0.81	0.69	1.05	75
For the Year Ended October 31, 2022
A	$18.26	$0.08	$(4.08)	$(4.00)	$(0.03)	$(0.86)	$(0.89)	$13.37	(23.01)%	$30,372	1.21%	1.19%	0.49%	71%
C	17.92	(0.04)	(3.99)	(4.03)	—	(0.86)	(0.86)	13.03	(23.59)	2,010	2.00	1.94	(0.28)	71
I	18.00	0.12	(4.02)	(3.90)	(0.08)	(0.86)	(0.94)	13.16	(22.83)	21,338	0.94	0.89	0.80	71
R3	17.97	0.05	(4.01)	(3.96)	—	(0.86)	(0.86)	13.15	(23.11)	53	1.53	1.17	0.35	71
R4	17.96	0.10	(4.00)	(3.90)	(0.04)	(0.86)	(0.90)	13.16	(22.82)	26	1.23	0.97	0.63	71
R5	17.88	0.12	(3.98)	(3.86)	(0.09)	(0.86)	(0.95)	13.07	(22.75)	96	0.93	0.81	0.83	71
R6	17.82	0.11	(3.93)	(3.82)	(0.11)	(0.86)	(0.97)	13.03	(22.62)	348	0.82	0.69	0.76	71
Y	18.27	0.13	(4.07)	(3.94)	(0.10)	(0.86)	(0.96)	13.37	(22.74)	7,461	0.92	0.79	0.88	71
F	18.48	0.15	(4.13)	(3.98)	(0.11)	(0.86)	(0.97)	13.53	(22.68)	44,213	0.81	0.69	0.99	71
The accompanying notes are an integral part of these financial statements.

61

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$13.13	$0.06	$5.24	$5.30	$(0.02)	$(0.15)	$(0.17)	$18.26	40.65%	$36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
For the Year Ended October 31, 2020
A	$10.92	$0.07	$2.42	$2.49	$(0.05)	$(0.23)	$(0.28)	$13.13	23.27%	$9,476	1.49%	1.10%	0.58%	36%
C	10.93	(0.03)	2.40	2.37	(0.10)	(0.23)	(0.33)	12.97	22.24	403	2.33	1.94	(0.26)	36
I	10.78	0.10	2.39	2.49	(0.09)	(0.23)	(0.32)	12.95	23.58	3,649	1.21	0.83	0.86	36
R3	11.02	0.08	2.41	2.49	(0.38)	(0.23)	(0.61)	12.90	23.51	139	1.80	0.93	0.74	36
R4	10.93	0.09	2.39	2.48	(0.27)	(0.23)	(0.50)	12.91	23.48	229	1.50	0.93	0.76	36
R5	10.94	0.10	2.39	2.49	(0.33)	(0.23)	(0.56)	12.87	23.58	138	1.20	0.81	0.85	36
R6	10.96	0.11	2.39	2.50	(0.40)	(0.23)	(0.63)	12.83	23.73	139	1.08	0.69	0.97	36
Y	10.94	0.10	2.43	2.53	(0.09)	(0.23)	(0.32)	13.15	23.66	1,663	1.18	0.79	0.90	36
F	11.01	0.11	2.45	2.56	(0.05)	(0.23)	(0.28)	13.29	23.76	40,390	1.08	0.69	1.00	36
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.39	$0.09	$0.03	$0.12	$(0.26)	$—	$(0.26)	$10.25	1.24%(5)	$20,544	1.53%(6)	1.45%(6)	1.87%(6)	52%
C	10.18	0.05	0.04	0.09	(0.19)	—	(0.19)	10.08	0.88 (5)	702	2.29 (6)	2.20 (6)	1.07 (6)	52
I	10.40	0.12	0.01	0.13	(0.29)	—	(0.29)	10.24	1.35 (5)	84,274	1.16 (6)	1.16 (6)	2.30 (6)	52
R3	10.34	0.08	0.03	0.11	(0.24)	—	(0.24)	10.21	1.09 (5)	345	1.74 (6)	1.70 (6)	1.60 (6)	52
R4	10.60	0.10	0.02	0.12	(0.26)	—	(0.26)	10.46	1.22 (5)	194	1.45 (6)	1.45 (6)	1.88 (6)	52
R5	10.29	0.11	0.02	0.13	(0.29)	—	(0.29)	10.13	1.37 (5)	29	1.16 (6)	1.15 (6)	2.17 (6)	52
R6	10.39	0.15	(0.01)	0.14	(0.31)	—	(0.31)	10.22	1.44 (5)	4,246	1.04 (6)	0.98 (6)	2.91 (6)	52
Y	10.36	0.11	0.03	0.14	(0.30)	—	(0.30)	10.20	1.41 (5)	54,012	1.15 (6)	1.10 (6)	2.18 (6)	52
F	10.32	0.12	0.02	0.14	(0.31)	—	(0.31)	10.15	1.45 (5)	232,994	1.04 (6)	0.98 (6)	2.36 (6)	52
For the Year Ended October 31, 2024
A	$8.34	$0.17	$2.20	$2.37	$(0.32)	$—	$(0.32)	$10.39	29.08%	$21,305	1.54%	1.45%	1.74%	113%
C	8.18	0.09	2.16	2.25	(0.25)	—	(0.25)	10.18	28.03	893	2.31	2.20	1.00	113
I	8.34	0.19	2.21	2.40	(0.34)	—	(0.34)	10.40	29.53	56,377	1.18	1.16	1.98	113
R3	8.30	0.14	2.20	2.34	(0.30)	—	(0.30)	10.34	28.76	248	1.78	1.70	1.48	113
R4	8.51	0.16	2.25	2.41	(0.32)	—	(0.32)	10.60	28.97	190	1.48	1.45	1.63	113
R5	8.27	0.19	2.18	2.37	(0.35)	—	(0.35)	10.29	29.36	33	1.18	1.15	2.03	113
R6	8.34	0.21	2.20	2.41	(0.36)	—	(0.36)	10.39	29.70	998	1.06	0.98	2.17	113
Y	8.32	0.15	2.24	2.39	(0.35)	—	(0.35)	10.36	29.49	54,036	1.17	1.10	1.67	113
F	8.29	0.22	2.17	2.39	(0.36)	—	(0.36)	10.32	29.63	224,879	1.06	0.98	2.25	113
The accompanying notes are an integral part of these financial statements.

62

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2023
A	$7.40	$0.24	$0.98	$1.22	$(0.28)	$—	$(0.28)	$8.34	16.62%	$18,270	1.50%	1.45%	2.86%	93%
C	7.26	0.16	0.97	1.13	(0.21)	—	(0.21)	8.18	15.75	1,111	2.29	2.20	1.91	93
I	7.40	0.24	1.00	1.24	(0.30)	—	(0.30)	8.34	16.92	42,863	1.15	1.15	2.79	93
R3	7.37	0.20	0.99	1.19	(0.26)	—	(0.26)	8.30	16.24	240	1.76	1.70	2.40	93
R4	7.54	0.23	1.02	1.25	(0.28)	—	(0.28)	8.51	16.71	101	1.46	1.45	2.68	93
R5	7.34	0.24	0.99	1.23	(0.30)	—	(0.30)	8.27	16.99	25	1.16	1.15	2.84	93
R6	7.40	0.27	0.99	1.26	(0.32)	—	(0.32)	8.34	17.19	407	1.04	0.98	3.13	93
Y	7.38	0.26	0.99	1.25	(0.31)	—	(0.31)	8.32	17.09	220,615	1.15	1.10	3.02	93
F	7.35	0.26	1.00	1.26	(0.32)	—	(0.32)	8.29	17.31	111,465	1.04	0.98	3.07	93
For the Year Ended October 31, 2022
A	$10.88	$0.29	$(3.57)	$(3.28)	$(0.20)	$—	$(0.20)	$7.40	(30.68)%	$25,711	1.49%	1.45%	3.05%	79%
C	10.66	0.21	(3.49)	(3.28)	(0.12)	—	(0.12)	7.26	(31.09)	1,130	2.29	2.20	2.27	79
I	10.87	0.32	(3.56)	(3.24)	(0.23)	—	(0.23)	7.40	(30.43)	29,368	1.16	1.16	3.45	79
R3	10.83	0.26	(3.54)	(3.28)	(0.18)	—	(0.18)	7.37	(30.81)	249	1.76	1.70	2.78	79
R4	11.09	0.26	(3.61)	(3.35)	(0.20)	—	(0.20)	7.54	(30.73)	87	1.46	1.45	2.64	79
R5	10.78	0.31	(3.52)	(3.21)	(0.23)	—	(0.23)	7.34	(30.37)	36	1.16	1.15	3.35	79
R6	10.88	0.31	(3.54)	(3.23)	(0.25)	—	(0.25)	7.40	(30.34)	337	1.05	0.98	3.49	79
Y	10.85	0.32	(3.55)	(3.23)	(0.24)	—	(0.24)	7.38	(30.42)	202,092	1.15	1.10	3.43	79
F	10.81	0.33	(3.54)	(3.21)	(0.25)	—	(0.25)	7.35	(30.35)	88,202	1.04	0.98	3.60	79
For the Year Ended October 31, 2021
A	$9.06	$0.17	$1.74	$1.91	$(0.09)	$—	$(0.09)	$10.88	21.18%	$40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
For the Year Ended October 31, 2020
A	$8.96	$0.11	$0.18	$0.29	$(0.19)	$—	$(0.19)	$9.06	3.12%	$36,749	1.47%	1.41%	1.27%	104%
C	8.78	0.04	0.16	0.20	(0.10)	—	(0.10)	8.88	2.26	1,669	2.29	2.20	0.45	104
I	8.94	0.14	0.18	0.32	(0.22)	—	(0.22)	9.04	3.45	26,381	1.14	1.08	1.61	104
R3	8.95	0.09	0.16	0.25	(0.19)	—	(0.19)	9.01	2.68	284	1.76	1.70	1.04	104
R4	9.01	0.12	0.16	0.28	(0.06)	—	(0.06)	9.23	3.12	328	1.46	1.39	1.34	104
R5	8.90	0.14	0.18	0.32	(0.22)	—	(0.22)	9.00	3.46	791	1.16	1.10	1.58	104
R6	8.96	0.15	0.17	0.32	(0.23)	—	(0.23)	9.05	3.43	1,065	1.04	0.98	1.71	104
Y	8.93	0.14	0.18	0.32	(0.22)	—	(0.22)	9.03	3.47	244,884	1.14	1.08	1.62	104
F	8.90	0.15	0.17	0.32	(0.22)	—	(0.22)	9.00	3.55	57,105	1.04	0.98	1.73	104
The accompanying notes are an integral part of these financial statements.

63

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$15.73	$0.02	$(0.03)	$(0.01)	$(0.10)	$—	$(0.10)	$15.62	(0.04)%(5)	$53,622	1.19%(6)	1.18%(6)	0.27%(6)	21%
C	15.14	(0.04)	(0.02)	(0.06)	—	—	—	15.08	(0.40)(5)	1,122	1.98 (6)	1.94 (6)	(0.48)(6)	21
I	15.71	0.05	(0.04)	0.01	(0.15)	—	(0.15)	15.57	0.07 (5)	44,576	0.86 (6)	0.86 (6)	0.60 (6)	21
R3	15.43	(0.00)(7)	(0.02)	(0.02)	(0.07)	—	(0.07)	15.34	(0.13)(5)	6,031	1.45 (6)	1.41 (6)	0.05 (6)	21
R4	15.70	0.03	(0.03)	—	(0.12)	—	(0.12)	15.58	(0.02)(5)	1,041	1.15 (6)	1.11 (6)	0.35 (6)	21
R5	15.57	0.05	(0.03)	0.02	(0.16)	—	(0.16)	15.43	0.16 (5)	808	0.85 (6)	0.81 (6)	0.65 (6)	21
R6	15.59	0.06	(0.03)	0.03	(0.18)	—	(0.18)	15.44	0.21 (5)	26,222	0.74 (6)	0.69 (6)	0.79 (6)	21
Y	15.61	0.05	(0.02)	0.03	(0.17)	—	(0.17)	15.47	0.18 (5)	18,095	0.84 (6)	0.79 (6)	0.63 (6)	21
F	15.70	0.06	(0.03)	0.03	(0.18)	—	(0.18)	15.55	0.21 (5)	108,088	0.73 (6)	0.69 (6)	0.77 (6)	21
For the Year Ended October 31, 2024
A	$12.04	$0.06	$3.73	$3.79	$(0.10)	$—	$(0.10)	$15.73	31.52%	$54,133	1.21%	1.19%	0.38%	36%
C	11.60	(0.05)	3.59	3.54	—	—	—	15.14	30.52	1,333	1.99	1.94	(0.36)	36
I	12.03	0.10	3.72	3.82	(0.14)	—	(0.14)	15.71	31.86	52,513	0.87	0.87	0.69	36
R3	11.82	0.02	3.65	3.67	(0.06)	—	(0.06)	15.43	31.14	6,432	1.46	1.41	0.15	36
R4	12.02	0.07	3.72	3.79	(0.11)	—	(0.11)	15.70	31.60	1,087	1.16	1.11	0.46	36
R5	11.93	0.11	3.68	3.79	(0.15)	—	(0.15)	15.57	31.90	716	0.86	0.81	0.75	36
R6	11.94	0.13	3.69	3.82	(0.17)	—	(0.17)	15.59	32.11	24,804	0.75	0.69	0.88	36
Y	11.96	0.11	3.69	3.80	(0.15)	—	(0.15)	15.61	31.93	5,744	0.85	0.79	0.77	36
F	12.02	0.12	3.73	3.85	(0.17)	—	(0.17)	15.70	32.15	94,875	0.75	0.69	0.85	36
For the Year Ended October 31, 2023
A	$12.71	$0.07	$(0.68)	$(0.61)	$(0.06)	$—	$(0.06)	$12.04	(4.82)%	$45,013	1.24%	1.19%	0.55%	34%
C	12.28	(0.03)	(0.65)	(0.68)	—	—	—	11.60	(5.54)	1,349	2.01	1.94	(0.20)	34
I	12.69	0.11	(0.67)	(0.56)	(0.10)	—	(0.10)	12.03	(4.46)	42,685	0.88	0.88	0.86	34
R3	12.47	0.04	(0.66)	(0.62)	(0.03)	—	(0.03)	11.82	(4.97)	5,175	1.48	1.41	0.32	34
R4	12.69	0.08	(0.68)	(0.60)	(0.07)	—	(0.07)	12.02	(4.75)	955	1.18	1.11	0.63	34
R5	12.59	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.93	(4.41)	612	0.88	0.81	0.98	34
R6	12.60	0.13	(0.67)	(0.54)	(0.12)	—	(0.12)	11.94	(4.29)	20,556	0.77	0.69	1.03	34
Y	12.62	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.96	(4.38)	4,526	0.87	0.79	0.98	34
F	12.69	0.14	(0.69)	(0.55)	(0.12)	—	(0.12)	12.02	(4.34)	57,478	0.77	0.69	1.05	34
For the Year Ended October 31, 2022
A	$17.43	$0.10	$(4.40)	$(4.30)	$(0.02)	$(0.40)	$(0.42)	$12.71	(25.20)%	$46,528	1.26%	1.19%	0.67%	31%
C	16.95	(0.01)	(4.26)	(4.27)	—	(0.40)	(0.40)	12.28	(25.72)	1,576	2.03	1.94	(0.08)	31
I	17.40	0.14	(4.38)	(4.24)	(0.07)	(0.40)	(0.47)	12.69	(24.96)	47,949	0.89	0.89	0.99	31
R3	17.12	0.06	(4.31)	(4.25)	—	(0.40)	(0.40)	12.47	(25.34)	5,372	1.50	1.41	0.46	31
R4	17.39	0.09	(4.36)	(4.27)	(0.03)	(0.40)	(0.43)	12.69	(25.08)	1,085	1.17	1.11	0.71	31
R5	17.26	0.14	(4.33)	(4.19)	(0.08)	(0.40)	(0.48)	12.59	(24.87)	410	0.90	0.81	1.04	31
R6	17.28	0.15	(4.33)	(4.18)	(0.10)	(0.40)	(0.50)	12.60	(24.81)	9,243	0.78	0.69	1.13	31
Y	17.30	0.16	(4.35)	(4.19)	(0.09)	(0.40)	(0.49)	12.62	(24.85)	8,698	0.89	0.79	1.17	31
F	17.40	0.15	(4.36)	(4.21)	(0.10)	(0.40)	(0.50)	12.69	(24.81)	38,168	0.78	0.69	1.18	31
The accompanying notes are an integral part of these financial statements.

64

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2021
A	$12.90	$0.02	$4.57	$4.59	$(0.06)	$—	$(0.06)	$17.43	35.64%	$58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
For the Year Ended October 31, 2020
A	$11.32	$0.06	$1.56	$1.62	$(0.04)	$—	$(0.04)	$12.90	14.37%	$41,474	1.50%	1.02%	0.56%	85%
C	11.12	(0.02)	1.53	1.51	(0.03)	—	(0.03)	12.60	13.63	2,132	2.23	1.75	(0.17)	85
I	11.30	0.10	1.56	1.66	(0.08)	—	(0.08)	12.88	14.79	24,403	1.12	0.66	0.90	85
R3	11.14	0.04	1.54	1.58	(0.04)	—	(0.04)	12.68	14.21	5,327	1.72	1.22	0.36	85
R4	11.28	0.08	1.56	1.64	(0.04)	—	(0.04)	12.88	14.59	894	1.38	0.87	0.73	85
R5	11.18	0.11	1.54	1.65	(0.05)	—	(0.05)	12.78	14.77	253	1.10	0.60	0.95	85
R6	11.21	0.10	1.56	1.66	(0.08)	—	(0.08)	12.79	14.87	3,111	1.04	0.59	0.88	85
Y	11.17	0.14	1.55	1.69	(0.05)	—	(0.05)	12.81	15.15	2,958	0.93	0.43	1.27	85
F	11.36	0.12	1.57	1.69	(0.17)	—	(0.17)	12.88	15.05	3,850	0.98	0.41	1.01	85
Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$12.43	$0.08	$0.70	$0.78	$(0.24)	$—	$(0.24)	$12.97	6.42%(5)	$482,426	0.98%(6)	0.98%(6)	1.32%(6)	12%
C	12.32	0.03	0.69	0.72	(0.10)	—	(0.10)	12.94	5.91 (5)	3,818	1.80 (6)	1.80 (6)	0.44 (6)	12
I	12.61	0.10	0.71	0.81	(0.28)	—	(0.28)	13.14	6.52 (5)	49,241	0.65 (6)	0.65 (6)	1.68 (6)	12
R3	12.33	0.06	0.70	0.76	(0.16)	—	(0.16)	12.93	6.28 (5)	6,616	1.27 (6)	1.25 (6)	0.95 (6)	12
R4	12.49	0.08	0.70	0.78	(0.23)	—	(0.23)	13.04	6.40 (5)	2,286	0.97 (6)	0.97 (6)	1.33 (6)	12
R5	10.87	0.09	0.60	0.69	(0.28)	—	(0.28)	11.28	6.54 (5)	463	0.67 (6)	0.67 (6)	1.62 (6)	12
R6	12.69	0.11	0.70	0.81	(0.29)	—	(0.29)	13.21	6.59 (5)	7,955	0.55 (6)	0.55 (6)	1.77 (6)	12
Y	12.62	0.10	0.71	0.81	(0.27)	—	(0.27)	13.16	6.63 (5)	5,089	0.66 (6)	0.66 (6)	1.62 (6)	12
F	12.69	0.11	0.70	0.81	(0.29)	—	(0.29)	13.21	6.59 (5)	58,286	0.55 (6)	0.55 (6)	1.75 (6)	12
For the Year Ended October 31, 2024
A	$10.38	$0.21	$2.08	$2.29	$(0.24)	$—	$(0.24)	$12.43	22.20%	$484,359	0.97%	0.96%	1.72%	45%
C	10.26	0.10	2.07	2.17	(0.11)	—	(0.11)	12.32	21.20	4,364	1.79	1.78	0.88	45
I	10.54	0.25	2.09	2.34	(0.27)	—	(0.27)	12.61	22.55	46,100	0.64	0.64	2.04	45
R3	10.30	0.17	2.06	2.23	(0.20)	—	(0.20)	12.33	21.84	11,348	1.26	1.25	1.43	45
R4	10.42	0.21	2.08	2.29	(0.22)	—	(0.22)	12.49	22.19	2,314	0.96	0.96	1.71	45
R5	9.11	0.22	1.81	2.03	(0.27)	—	(0.27)	10.87	22.55	493	0.66	0.66	2.06	45
R6	10.59	0.26	2.12	2.38	(0.28)	—	(0.28)	12.69	22.74	7,953	0.55	0.55	2.17	45
Y	10.54	0.23	2.12	2.35	(0.27)	—	(0.27)	12.62	22.52	5,523	0.65	0.65	1.91	45
F	10.60	0.26	2.12	2.38	(0.29)	—	(0.29)	12.69	22.63	57,342	0.54	0.54	2.14	45
The accompanying notes are an integral part of these financial statements.

65

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2023
A	$9.41	$0.22	$1.03	$1.25	$(0.28)	$—	$(0.28)	$10.38	13.33%	$450,134	0.97%	0.96%	1.98%	23%
C	9.27	0.12	1.03	1.15	(0.16)	—	(0.16)	10.26	12.46	5,872	1.79	1.79	1.13	23
I	9.54	0.26	1.06	1.32	(0.32)	—	(0.32)	10.54	13.87	41,355	0.63	0.63	2.31	23
R3	9.33	0.18	1.04	1.22	(0.25)	—	(0.25)	10.30	13.11	9,976	1.26	1.25	1.69	23
R4	9.44	0.22	1.04	1.26	(0.28)	—	(0.28)	10.42	13.37	2,753	0.96	0.96	1.98	23
R5	8.29	0.19	0.94	1.13	(0.31)	—	(0.31)	9.11	13.72	406	0.66	0.66	1.98	23
R6	9.60	0.26	1.06	1.32	(0.33)	—	(0.33)	10.59	13.91	9,708	0.54	0.54	2.31	23
Y	9.55	0.26	1.05	1.31	(0.32)	—	(0.32)	10.54	13.74	11,242	0.60	0.60	2.32	23
F	9.60	0.27	1.06	1.33	(0.33)	—	(0.33)	10.60	13.91	50,725	0.54	0.54	2.40	23
For the Year Ended October 31, 2022
A	$12.86	$0.23	$(3.27)	$(3.04)	$(0.25)	$(0.16)	$(0.41)	$9.41	(24.35)%	$440,382	0.96%	0.95%	2.10%	27%
C	12.65	0.14	(3.24)	(3.10)	(0.12)	(0.16)	(0.28)	9.27	(25.03)	8,985	1.76	1.76	1.27	27
I	13.04	0.26	(3.31)	(3.05)	(0.29)	(0.16)	(0.45)	9.54	(24.15)	41,757	0.63	0.63	2.42	27
R3	12.76	0.20	(3.25)	(3.05)	(0.22)	(0.16)	(0.38)	9.33	(24.61)	9,537	1.25	1.23	1.81	27
R4	12.89	0.22	(3.28)	(3.06)	(0.23)	(0.16)	(0.39)	9.44	(24.41)	3,076	0.95	0.95	2.08	27
R5	11.32	0.26	(2.91)	(2.65)	(0.22)	(0.16)	(0.38)	8.29	(24.14)	1,089	0.65	0.65	2.63	27
R6	13.11	0.29	(3.33)	(3.04)	(0.31)	(0.16)	(0.47)	9.60	(24.02)	14,329	0.53	0.53	2.55	27
Y	13.05	0.28	(3.33)	(3.05)	(0.29)	(0.16)	(0.45)	9.55	(24.15)	11,459	0.64	0.64	2.52	27
F	13.12	0.28	(3.33)	(3.05)	(0.31)	(0.16)	(0.47)	9.60	(24.08)	48,605	0.53	0.53	2.45	27
For the Year Ended October 31, 2021
A	$10.24	$0.16	$2.59	$2.75	$(0.13)	$—	$(0.13)	$12.86	26.93%	$644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
For the Year Ended October 31, 2020
A	$10.74	$0.11	$(0.37)	$(0.26)	$(0.24)	$—	$(0.24)	$10.24	(2.57)%	$558,506	0.99%	0.99%	1.04%	77%
C	10.52	0.02	(0.35)	(0.33)	(0.14)	—	(0.14)	10.05	(3.28)	24,973	1.75	1.75	0.24	77
I	10.88	0.14	(0.36)	(0.22)	(0.28)	—	(0.28)	10.38	(2.21)	54,603	0.63	0.63	1.36	77
R3	10.65	0.08	(0.36)	(0.28)	(0.21)	—	(0.21)	10.16	(2.81)	12,115	1.24	1.23	0.79	77
R4	10.74	0.11	(0.36)	(0.25)	(0.23)	—	(0.23)	10.26	(2.52)	6,419	0.95	0.95	1.07	77
R5	9.50	0.15	(0.34)	(0.19)	(0.28)	—	(0.28)	9.03	(2.20)	8,761	0.66	0.66	1.67	77
R6	10.93	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.43	(2.11)	37,296	0.55	0.55	1.53	77
Y	10.88	0.13	(0.35)	(0.22)	(0.28)	—	(0.28)	10.38	(2.20)	13,601	0.65	0.65	1.27	77
F	10.94	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.44	(2.11)	67,949	0.54	0.54	1.50	77
The accompanying notes are an integral part of these financial statements.

66

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$16.96	$(0.04)	$0.92	$0.88	$(0.01)	$—	$(0.01)	$17.83	5.19%(5)	$102,282	1.34%(6)	1.30%(6)	(0.41)%(6)	20%
C	15.10	(0.09)	0.82	0.73	—	—	—	15.83	4.83 (5)	1,036	2.15 (6)	2.05 (6)	(1.17)(6)	20
I	16.84	(0.01)	0.91	0.90	(0.06)	—	(0.06)	17.68	5.38 (5)	26,375	1.03 (6)	0.98 (6)	(0.09)(6)	20
R3	17.13	(0.06)	0.93	0.87	—	—	—	18.00	5.08 (5)	683	1.59 (6)	1.57 (6)	(0.65)(6)	20
R4	17.52	(0.04)	0.96	0.92	(0.01)	—	(0.01)	18.43	5.28 (5)	788	1.30 (6)	1.27 (6)	(0.44)(6)	20
R5	17.72	(0.01)	0.96	0.95	(0.06)	—	(0.06)	18.61	5.38 (5)	422	1.02 (6)	1.00 (6)	(0.14)(6)	20
R6	17.80	0.01	0.96	0.97	(0.09)	—	(0.09)	18.68	5.45 (5)	2,324	0.90 (6)	0.85 (6)	0.06 (6)	20
Y	17.75	(0.00)(7)	0.95	0.95	(0.07)	—	(0.07)	18.63	5.36 (5)	1,857	1.00 (6)	0.95 (6)	(0.05)(6)	20
F	16.87	(0.00)(7)	0.92	0.92	(0.09)	—	(0.09)	17.70	5.45 (5)	167,861	0.90 (6)	0.85 (6)	0.04 (6)	20
For the Year Ended October 31, 2024
A	$13.75	$0.01	$3.27	$3.28	$(0.07)	$—	$(0.07)	$16.96	23.90%	$104,145	1.33%	1.30%	0.08%	31%
C	12.28	(0.11)	2.93	2.82	—	—	—	15.10	22.96	1,140	2.14	2.05	(0.72)	31
I	13.65	0.06	3.25	3.31	(0.12)	—	(0.12)	16.84	24.32	26,600	1.00	0.98	0.39	31
R3	13.89	(0.04)	3.31	3.27	(0.03)	—	(0.03)	17.13	23.54	536	1.61	1.57	(0.23)	31
R4	14.21	0.02	3.37	3.39	(0.08)	—	(0.08)	17.52	23.86	954	1.31	1.27	0.11	31
R5	14.35	0.07	3.42	3.49	(0.12)	—	(0.12)	17.72	24.37	612	0.90	0.90	0.40	31
R6	14.43	0.09	3.42	3.51	(0.14)	—	(0.14)	17.80	24.41	2,160	0.89	0.85	0.51	31
Y	14.38	0.08	3.42	3.50	(0.13)	—	(0.13)	17.75	24.38	1,882	0.99	0.95	0.49	31
F	13.68	0.09	3.24	3.33	(0.14)	—	(0.14)	16.87	24.43	165,323	0.89	0.85	0.52	31
For the Year Ended October 31, 2023
A	$12.10	$0.10	$1.65	$1.75	$(0.10)	$—	$(0.10)	$13.75	14.51%	$96,572	1.34%	1.30%	0.66%	20%
C	10.81	(0.01)	1.48	1.47	(0.00)(7)	—	—	12.28	13.60	1,487	2.14	2.05	(0.07)	20
I	12.02	0.09	1.69	1.78	(0.15)	—	(0.15)	13.65	14.81	25,791	0.99	0.98	0.65	20
R3	12.23	0.06	1.67	1.73	(0.07)	—	(0.07)	13.89	14.12	473	1.61	1.57	0.38	20
R4	12.50	0.11	1.71	1.82	(0.11)	—	(0.11)	14.21	14.56	1,541	1.31	1.27	0.69	20
R5	12.62	0.20	1.67	1.87	(0.14)	—	(0.14)	14.35	14.88	1,041	0.96	0.96	1.27	20
R6	12.69	0.19	1.71	1.90	(0.16)	—	(0.16)	14.43	14.95	1,989	0.89	0.85	1.21	20
Y	12.66	0.12	1.75	1.87	(0.15)	—	(0.15)	14.38	14.81	1,706	1.00	0.95	0.80	20
F	12.04	0.16	1.64	1.80	(0.16)	—	(0.16)	13.68	15.02	147,457	0.89	0.85	1.09	20
For the Year Ended October 31, 2022
A	$19.44	$0.05	$(7.30)	$(7.25)	$(0.03)	$(0.06)	$(0.09)	$12.10	(37.43)%	$92,017	1.30%	1.30%	0.41%	30%
C	17.47	(0.06)	(6.54)	(6.60)	—	(0.06)	(0.06)	10.81	(37.89)	2,070	2.10	2.05	(0.42)	30
I	19.31	0.09	(7.23)	(7.14)	(0.09)	(0.06)	(0.15)	12.02	(37.24)	105,860	0.97	0.96	0.57	30
R3	19.66	0.02	(7.39)	(7.37)	—	(0.06)	(0.06)	12.23	(37.59)	444	1.57	1.56	0.13	30
R4	20.08	0.06	(7.54)	(7.48)	(0.04)	(0.06)	(0.10)	12.50	(37.42)	1,347	1.27	1.27	0.38	30
R5	20.26	0.10	(7.59)	(7.49)	(0.09)	(0.06)	(0.15)	12.62	(37.22)	5,220	0.97	0.97	0.56	30
R6	20.38	0.14	(7.65)	(7.51)	(0.12)	(0.06)	(0.18)	12.69	(37.15)	1,484	0.85	0.85	0.84	30
Y	20.32	0.12	(7.62)	(7.50)	(0.10)	(0.06)	(0.16)	12.66	(37.18)	7,634	0.96	0.95	0.73	30
F	19.35	0.12	(7.25)	(7.13)	(0.12)	(0.06)	(0.18)	12.04	(37.17)	142,153	0.85	0.85	0.82	30
The accompanying notes are an integral part of these financial statements.

67

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2021
A	$16.10	$(0.01)	$3.93	$3.92	$—	$(0.58)	$(0.58)	$19.44	24.68%	$167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
For the Year Ended October 31, 2020
A	$14.40	$0.00 (7)	$1.78	$1.78	$(0.08)	$—	$(0.08)	$16.10	12.40%	$137,068	1.36%	1.30%	0.00%(8)	112%
C	13.12	(0.10)	1.61	1.51	—	—	—	14.63	11.51	5,435	2.14	2.05	(0.76)	112
I	14.29	0.06	1.75	1.81	(0.13)	—	(0.13)	15.97	12.75	189,631	0.97	0.93	0.40	112
R3	14.59	(0.04)	1.80	1.76	(0.04)	—	(0.04)	16.31	12.08	711	1.61	1.57	(0.26)	112
R4	14.83	0.01	1.83	1.84	(0.06)	—	(0.06)	16.61	12.44	2,260	1.30	1.26	0.07	112
R5	14.96	0.05	1.85	1.90	(0.13)	—	(0.13)	16.73	12.76	30,666	0.99	0.95	0.35	112
R6	15.04	0.07	1.86	1.93	(0.14)	—	(0.14)	16.83	12.90	4,560	0.90	0.85	0.48	112
Y	15.01	0.05	1.85	1.90	(0.13)	—	(0.13)	16.78	12.74	12,562	1.00	0.95	0.35	112
F	14.31	0.07	1.77	1.84	(0.15)	—	(0.15)	16.00	12.88	159,194	0.89	0.85	0.47	112
The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$18.69	$0.09	$1.31	$1.40	$(0.24)	$—	$(0.24)	$19.85	7.59%(5)	$417,078	1.09%(6)	1.09%(6)	0.95%(6)	22%
C	15.83	0.01	1.11	1.12	(0.11)	—	(0.11)	16.84	7.11 (5)	8,852	1.87 (6)	1.87 (6)	0.13 (6)	22
I	18.59	0.12	1.29	1.41	(0.30)	—	(0.30)	19.70	7.70 (5)	340,026	0.78 (6)	0.78 (6)	1.26 (6)	22
R3	19.07	0.06	1.33	1.39	(0.17)	—	(0.17)	20.29	7.38 (5)	24,262	1.41 (6)	1.41 (6)	0.61 (6)	22
R4	19.50	0.09	1.36	1.45	(0.23)	—	(0.23)	20.72	7.53 (5)	58,854	1.11 (6)	1.11 (6)	0.89 (6)	22
R5	19.70	0.12	1.38	1.50	(0.29)	—	(0.29)	20.91	7.74 (5)	203,535	0.79 (6)	0.79 (6)	1.24 (6)	22
R6	19.85	0.13	1.38	1.51	(0.31)	—	(0.31)	21.05	7.76 (5)	1,243,079	0.69 (6)	0.69 (6)	1.34 (6)	22
Y	19.84	0.13	1.38	1.51	(0.30)	—	(0.30)	21.05	7.72 (5)	752,701	0.79 (6)	0.79 (6)	1.26 (6)	22
F	18.60	0.13	1.28	1.41	(0.31)	—	(0.31)	19.70	7.75 (5)	722,777	0.69 (6)	0.69 (6)	1.35 (6)	22
For the Year Ended October 31, 2024
A	$15.43	$0.22	$3.28	$3.50	$(0.24)	$—	$(0.24)	$18.69	22.82%	$409,171	1.09%	1.09%	1.25%	43%
C	13.08	0.07	2.78	2.85	(0.10)	—	(0.10)	15.83	21.89	9,564	1.87	1.87	0.45	43
I	15.33	0.28	3.26	3.54	(0.28)	—	(0.28)	18.59	23.27	332,204	0.78	0.78	1.57	43
R3	15.73	0.17	3.35	3.52	(0.18)	—	(0.18)	19.07	22.46	24,832	1.41	1.41	0.94	43
R4	16.08	0.23	3.42	3.65	(0.23)	—	(0.23)	19.50	22.82	66,376	1.10	1.10	1.24	43
R5	16.25	0.30	3.44	3.74	(0.29)	—	(0.29)	19.70	23.19	197,190	0.79	0.79	1.59	43
R6	16.37	0.31	3.48	3.79	(0.31)	—	(0.31)	19.85	23.32	1,193,820	0.70	0.70	1.65	43
Y	16.36	0.29	3.48	3.77	(0.29)	—	(0.29)	19.84	23.20	706,862	0.79	0.79	1.53	43
F	15.35	0.30	3.26	3.56	(0.31)	—	(0.31)	18.60	23.37	698,036	0.69	0.69	1.66	43
The accompanying notes are an integral part of these financial statements.

68

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2023
A	$13.98	$0.18	$1.36	$1.54	$(0.09)	$—	$(0.09)	$15.43	11.03%	$374,308	1.10%	1.09%	1.14%	68%
C	11.87	0.05	1.16	1.21	—	—	—	13.08	10.19	11,381	1.86	1.86	0.38	68
I	13.90	0.23	1.35	1.58	(0.15)	—	(0.15)	15.33	11.34	363,734	0.79	0.79	1.45	68
R3	14.25	0.14	1.38	1.52	(0.04)	—	(0.04)	15.73	10.67	23,836	1.41	1.41	0.84	68
R4	14.56	0.19	1.42	1.61	(0.09)	—	(0.09)	16.08	11.03	59,218	1.10	1.10	1.15	68
R5	14.72	0.24	1.43	1.67	(0.14)	—	(0.14)	16.25	11.37	265,468	0.79	0.79	1.44	68
R6	14.82	0.27	1.44	1.71	(0.16)	—	(0.16)	16.37	11.54	1,046,528	0.69	0.69	1.56	68
Y	14.82	0.25	1.44	1.69	(0.15)	—	(0.15)	16.36	11.38	711,209	0.79	0.78	1.45	68
F	13.91	0.25	1.35	1.60	(0.16)	—	(0.16)	15.35	11.51	565,225	0.69	0.69	1.54	68
For the Year Ended October 31, 2022
A	$21.23	$0.18	$(5.43)	$(5.25)	$(0.25)	$(1.75)	$(2.00)	$13.98	(27.18)%	$370,470	1.09%	1.09%	1.08%	95%
C	18.33	0.04	(4.63)	(4.59)	(0.12)	(1.75)	(1.87)	11.87	(27.75)	15,181	1.85	1.85	0.31	95
I	21.13	0.24	(5.41)	(5.17)	(0.31)	(1.75)	(2.06)	13.90	(26.99)	480,987	0.78	0.78	1.42	95
R3	21.59	0.12	(5.54)	(5.42)	(0.17)	(1.75)	(1.92)	14.25	(27.43)	24,237	1.41	1.41	0.76	95
R4	22.02	0.19	(5.66)	(5.47)	(0.24)	(1.75)	(1.99)	14.56	(27.21)	66,846	1.10	1.10	1.06	95
R5	22.25	0.23	(5.71)	(5.48)	(0.30)	(1.75)	(2.05)	14.72	(27.00)	250,539	0.79	0.79	1.37	95
R6	22.39	0.27	(5.76)	(5.49)	(0.33)	(1.75)	(2.08)	14.82	(26.94)	848,859	0.69	0.69	1.50	95
Y	22.38	0.24	(5.74)	(5.50)	(0.31)	(1.75)	(2.06)	14.82	(26.95)	855,067	0.79	0.76	1.40	95
F	21.15	0.25	(5.41)	(5.16)	(0.33)	(1.75)	(2.08)	13.91	(26.95)	536,325	0.69	0.69	1.50	95
For the Year Ended October 31, 2021
A	$16.66	$0.13	$4.51	$4.64	$(0.07)	$—	$(0.07)	$21.23	27.91%	$563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00)(7)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
For the Year Ended October 31, 2020
A	$15.70	$0.05	$1.12	$1.17	$(0.21)	$—	$(0.21)	$16.66	7.48%	$450,001	1.12%	1.12%	0.29%	100%
C	13.63	(0.07)	0.98	0.91	(0.10)	—	(0.10)	14.44	6.67	27,825	1.89	1.89	(0.48)	100
I	15.62	0.10	1.12	1.22	(0.27)	—	(0.27)	16.57	7.81	347,719	0.78	0.78	0.63	100
R3	15.95	0.00 (7)	1.13	1.13	(0.15)	—	(0.15)	16.93	7.10	37,082	1.42	1.42	(0.01)	100
R4	16.26	0.05	1.16	1.21	(0.20)	—	(0.20)	17.27	7.45	104,353	1.10	1.10	0.30	100
R5	16.43	0.11	1.16	1.27	(0.26)	—	(0.26)	17.44	7.77	307,347	0.80	0.80	0.66	100
R6	16.53	0.12	1.18	1.30	(0.28)	—	(0.28)	17.55	7.88	739,434	0.70	0.70	0.71	100
Y	16.53	0.11	1.18	1.29	(0.27)	—	(0.27)	17.55	7.83	1,074,227	0.80	0.76	0.66	100
F	15.63	0.11	1.12	1.23	(0.28)	—	(0.28)	16.58	7.89	619,937	0.70	0.70	0.71	100
The accompanying notes are an integral part of these financial statements.

69

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$18.90	$0.25	$1.85	$2.10	$(0.56)	$—	$(0.56)	$20.44	11.57%(5)	$174,203	1.16%(6)	1.16%(6)	2.72%(6)	9%
C	18.64	0.19	1.83	2.02	(0.42)	—	(0.42)	20.24	11.16 (5)	9,303	1.92 (6)	1.92 (6)	2.02 (6)	9
I	19.03	0.31	1.82	2.13	(0.61)	—	(0.61)	20.55	11.71 (5)	4,268,524	0.94 (6)	0.89 (6)	3.25 (6)	9
R3	18.91	0.25	1.83	2.08	(0.49)	—	(0.49)	20.50	11.40 (5)	1,588	1.47 (6)	1.47 (6)	2.70 (6)	9
R4	18.87	0.23	1.86	2.09	(0.56)	—	(0.56)	20.40	11.55 (5)	7,903	1.17 (6)	1.17 (6)	2.45 (6)	9
R5	19.10	0.27	1.87	2.14	(0.61)	—	(0.61)	20.63	11.71 (5)	56,124	0.89 (6)	0.89 (6)	2.88 (6)	9
R6	19.55	0.29	1.92	2.21	(0.63)	—	(0.63)	21.13	11.80 (5)	437,990	0.80 (6)	0.80 (6)	2.97 (6)	9
Y	19.52	0.28	1.91	2.19	(0.61)	—	(0.61)	21.10	11.70 (5)	1,503,792	0.89 (6)	0.89 (6)	2.94 (6)	9
F	19.05	0.31	1.84	2.15	(0.63)	—	(0.63)	20.57	11.74 (5)	1,344,169	0.79 (6)	0.79 (6)	3.31 (6)	9
For the Year Ended October 31, 2024
A	$16.11	$0.53	$2.70	$3.23	$(0.44)	$—	$(0.44)	$18.90	20.28%	$148,743	1.17%	1.17%	2.90%	19%
C	15.91	0.39	2.68	3.07	(0.34)	—	(0.34)	18.64	19.41	7,616	1.93	1.93	2.18	19
I	16.20	0.58	2.73	3.31	(0.48)	—	(0.48)	19.03	20.66	2,557,186	0.91	0.90	3.15	19
R3	16.13	0.42	2.76	3.18	(0.40)	—	(0.40)	18.91	19.88	948	1.52	1.52	2.29	19
R4	16.07	0.54	2.68	3.22	(0.42)	—	(0.42)	18.87	20.26	8,536	1.20	1.20	2.97	19
R5	16.26	0.60	2.72	3.32	(0.48)	—	(0.48)	19.10	20.64	52,034	0.90	0.90	3.23	19
R6	16.64	0.62	2.78	3.40	(0.49)	—	(0.49)	19.55	20.69	408,059	0.81	0.81	3.27	19
Y	16.62	0.61	2.77	3.38	(0.48)	—	(0.48)	19.52	20.59	1,418,853	0.90	0.90	3.23	19
F	16.22	0.58	2.74	3.32	(0.49)	—	(0.49)	19.05	20.80	717,396	0.80	0.80	3.19	19
For the Year Ended October 31, 2023
A	$13.61	$0.42	$2.48	$2.90	$(0.40)	$—	$(0.40)	$16.11	21.54%	$120,223	1.19%	1.19%	2.58%	25%
C	13.39	0.32	2.42	2.74	(0.22)	—	(0.22)	15.91	20.61	5,551	1.94	1.94	1.99	25
I	13.68	0.50	2.46	2.96	(0.44)	—	(0.44)	16.20	21.86	1,837,623	0.92	0.92	3.06	25
R3	13.63	0.36	2.49	2.85	(0.35)	—	(0.35)	16.13	21.10	938	1.54	1.54	2.20	25
R4	13.57	0.46	2.43	2.89	(0.39)	—	(0.39)	16.07	21.47	5,387	1.24	1.23	2.86	25
R5	13.73	0.49	2.47	2.96	(0.43)	—	(0.43)	16.26	21.83	36,721	0.91	0.91	2.98	25
R6	14.04	0.62	2.43	3.05	(0.45)	—	(0.45)	16.64	21.98	307,970	0.82	0.82	3.58	25
Y	14.02	0.49	2.55	3.04	(0.44)	—	(0.44)	16.62	21.93	759,465	0.89	0.89	2.94	25
F	13.70	0.49	2.48	2.97	(0.45)	—	(0.45)	16.22	21.94	553,154	0.82	0.82	2.99	25
For the Year Ended October 31, 2022
A	$16.64	$0.40	$(2.95)	$(2.55)	$(0.48)	$—	$(0.48)	$13.61	(15.74)%	$61,526	1.21%	1.21%	2.63%	32%
C	16.36	0.28	(2.92)	(2.64)	(0.33)	—	(0.33)	13.39	(16.42)	3,256	1.97	1.97	1.84	32
I	16.72	0.44	(2.96)	(2.52)	(0.52)	—	(0.52)	13.68	(15.52)	1,147,284	0.93	0.92	2.89	32
R3	16.65	0.34	(2.95)	(2.61)	(0.41)	—	(0.41)	13.63	(16.04)	618	1.55	1.55	2.26	32
R4	16.59	0.39	(2.94)	(2.55)	(0.47)	—	(0.47)	13.57	(15.79)	3,265	1.25	1.25	2.58	32
R5	16.78	0.44	(2.97)	(2.53)	(0.52)	—	(0.52)	13.73	(15.53)	31,492	0.94	0.94	2.87	32
R6	17.14	0.46	(3.03)	(2.57)	(0.53)	—	(0.53)	14.04	(15.42)	24,542	0.83	0.83	2.92	32
Y	17.13	0.46	(3.04)	(2.58)	(0.53)	—	(0.53)	14.02	(15.53)	472,690	0.91	0.91	2.94	32
F	16.74	0.51	(3.02)	(2.51)	(0.53)	—	(0.53)	13.70	(15.42)	381,828	0.83	0.83	3.36	32
The accompanying notes are an integral part of these financial statements.

70

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2021
A	$11.27	$0.29	$5.24	$5.53	$(0.16)	$—	$(0.16)	$16.64	49.38%	$58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
For the Year Ended October 31, 2020
A	$14.53	$0.16	$(3.00)	$(2.84)	$(0.42)	$—	$(0.42)	$11.27	(20.24)%	$29,857	1.22%	1.22%	1.31%	26%
C	14.31	0.05	(2.96)	(2.91)	(0.28)	—	(0.28)	11.12	(20.83)	6,692	1.99	1.99	0.37	26
I	14.69	0.19	(3.01)	(2.82)	(0.47)	—	(0.47)	11.40	(19.98)	450,897	0.92	0.92	1.56	26
R3	14.62	0.11	(3.03)	(2.92)	(0.34)	—	(0.34)	11.36	(20.53)	344	1.57	1.57	0.88	26
R4	14.62	0.15	(3.00)	(2.85)	(0.45)	—	(0.45)	11.32	(20.26)	2,812	1.27	1.27	1.26	26
R5	14.72	0.20	(3.02)	(2.82)	(0.46)	—	(0.46)	11.44	(19.94)	26,420	0.95	0.95	1.59	26
R6	15.03	0.20	(3.07)	(2.87)	(0.48)	—	(0.48)	11.68	(19.87)	40,184	0.86	0.86	1.58	26
Y	15.02	0.19	(3.07)	(2.88)	(0.47)	—	(0.47)	11.67	(19.93)	224,804	0.93	0.91	1.43	26
F	14.70	0.19	(3.00)	(2.81)	(0.48)	—	(0.48)	11.41	(19.91)	176,284	0.86	0.86	1.53	26
Hartford Schroders China A Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.51	$(0.04)	$(0.30)	$(0.34)	$(0.04)	$—	$(0.04)	$10.13	(3.25)%(5)	$544	2.30%(6)	1.45%(6)	(0.77)%(6)	40%
C	10.32	(0.08)	(0.30)	(0.38)	—	—	—	9.94	(3.68)(5)	192	2.96 (6)	2.25 (6)	(1.58)(6)	40
I	10.54	(0.03)	(0.30)	(0.33)	(0.07)	—	(0.07)	10.14	(3.14)(5)	478	2.00 (6)	1.15 (6)	(0.49)(6)	40
Y	10.56	(0.02)	(0.31)	(0.33)	(0.07)	—	(0.07)	10.16	(3.09)(5)	138	1.91 (6)	1.11 (6)	(0.42)(6)	40
F	10.57	(0.02)	(0.30)	(0.32)	(0.09)	—	(0.09)	10.16	(3.07)(5)	12,498	1.81 (6)	0.99 (6)	(0.31)(6)	40
SDR	10.57	(0.02)	(0.29)	(0.31)	(0.09)	—	(0.09)	10.17	(2.97)(5)	2,542	1.81 (6)	0.99 (6)	(0.32)(6)	40
For the Year Ended October 31, 2024
A	$9.95	$0.06	$0.51	$0.57	$(0.01)	$—	$(0.01)	$10.51	5.70%	$530	2.10%	1.45%	0.60%	57%
C	9.83	0.02	0.47	0.49	—	—	—	10.32	4.98	205	2.84	2.13	0.26	57
I	9.98	0.04	0.55	0.59	(0.03)	—	(0.03)	10.54	6.00	552	1.79	1.15	0.41	57
Y	10.00	0.08	0.52	0.60	(0.04)	—	(0.04)	10.56	6.03	123	1.77	1.11	0.80	57
F	10.01	0.08	0.53	0.61	(0.05)	—	(0.05)	10.57	6.15	11,885	1.67	0.99	0.88	57
SDR	10.01	0.10	0.51	0.61	(0.05)	—	(0.05)	10.57	6.15	2,644	1.67	0.99	1.09	57
For the Year Ended October 31, 2023
A	$10.14	$0.07	$(0.23)	$(0.16)	$(0.03)	$—	$(0.03)	$9.95	(1.60)%	$1,440	1.78%	1.45%	0.63%	66%
C	10.01	(0.01)	(0.17)	(0.18)	—	—	—	9.83	(1.80)	124	2.52	1.65	(0.07)	66
I	10.17	0.03	(0.15)	(0.12)	(0.07)	—	(0.07)	9.98	(1.29)	4,435	1.49	1.15	0.25	66
Y	10.19	0.07	(0.19)	(0.12)	(0.07)	—	(0.07)	10.00	(1.25)	181	1.48	1.11	0.64	66
F	10.20	0.06	(0.16)	(0.10)	(0.09)	—	(0.09)	10.01	(1.13)	16,404	1.37	0.99	0.48	66
SDR	10.20	0.07	(0.17)	(0.10)	(0.09)	—	(0.09)	10.01	(1.13)	2,503	1.38	0.99	0.59	66
The accompanying notes are an integral part of these financial statements.

71

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders China A Fund – (continued)
For the Year Ended October 31, 2022
A	$15.80	$(0.02)	$(5.43)	$(5.45)	$—	$(0.21)	$(0.21)	$10.14	(35.01)%	$420	1.57%	1.45%	(0.16)%	65%
C	15.59	(0.01)	(5.36)	(5.37)	—	(0.21)	(0.21)	10.01	(34.97)	128	2.27	1.38	(0.07)	65
I	15.81	0.04	(5.47)	(5.43)	—	(0.21)	(0.21)	10.17	(34.86)	8,730	1.24	1.15	0.34	65
Y	15.82	0.03	(5.45)	(5.42)	—	(0.21)	(0.21)	10.19	(34.77)	1,328	1.13	1.11	0.22	65
F	15.82	0.06	(5.47)	(5.41)	—	(0.21)	(0.21)	10.20	(34.71)	42,772	1.12	0.99	0.41	65
SDR	15.83	0.04	(5.46)	(5.42)	—	(0.21)	(0.21)	10.20	(34.75)	2,551	1.13	0.99	0.32	65
For the Year Ended October 31, 2021
A	$15.06	$(0.05)	$2.25	$2.20	$(0.00)(7)	$(1.46)	$(1.46)	$15.80	15.20%	$781	1.94%	1.42%	(0.28)%	73%
C	14.98	(0.18)	2.25	2.07	—	(1.46)	(1.46)	15.59	14.31	199	2.66	2.19	(1.14)	73
I	15.08	(0.03)	2.27	2.24	(0.05)	(1.46)	(1.51)	15.81	15.45	7,776	1.65	1.15	(0.19)	73
Y	15.08	0.14	2.12	2.26	(0.06)	(1.46)	(1.52)	15.82	15.57	2,987	1.55	1.11	0.88	73
F	15.09	(0.03)	2.30	2.27	(0.08)	(1.46)	(1.54)	15.82	15.63	63,292	1.54	0.99	(0.18)	73
SDR	15.09	0.01	2.27	2.28	(0.08)	(1.46)	(1.54)	15.83	15.70	3,957	1.54	0.99	0.06	73
For the Period Ended October 31, 2020(9)
A	$10.00	$0.04	$5.02	$5.06	$—	$—	$—	$15.06	50.60%(5)	$369	4.28%(6)	1.29%(6)	0.55%(6)	46%
C	10.00	0.00 (7)	4.98	4.98	—	—	—	14.98	49.80 (5)	178	5.08 (6)	2.22 (6)	(0.04)(6)	46
I	10.00	0.07	5.01	5.08	—	—	—	15.08	50.80 (5)	183	4.01 (6)	1.15 (6)	0.93 (6)	46
Y	10.00	0.09	4.99	5.08	—	—	—	15.08	50.80 (5)	151	3.95 (6)	1.10 (6)	1.14 (6)	46
F	10.00	0.10	4.99	5.09	—	—	—	15.09	50.90 (5)	3,169	3.85 (6)	0.99 (6)	1.24 (6)	46
SDR	10.00	0.10	4.99	5.09	—	—	—	15.09	50.90 (5)	3,772	3.85 (6)	0.99 (6)	1.24 (6)	46
Hartford Schroders Diversified Emerging Markets Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.81	$0.06	$0.16	$0.22	$(0.11)	$—	$(0.11)	$8.92	2.61%(5)	$83	1.71%(6)	1.29%(6)	1.33%(6)	63%
C	8.76	0.04	0.17	0.21	(0.04)	—	(0.04)	8.93	2.48 (5)	12	2.48 (6)	1.61 (6)	0.94 (6)	63
I	8.82	0.06	0.18	0.24	(0.14)	—	(0.14)	8.92	2.80 (5)	245	1.43 (6)	0.99 (6)	1.34 (6)	63
Y	8.83	0.07	0.17	0.24	(0.14)	—	(0.14)	8.93	2.85 (5)	16	1.34 (6)	0.94 (6)	1.62 (6)	63
F	8.79	0.07	0.18	0.25	(0.15)	—	(0.15)	8.89	2.97 (5)	18,143	1.23 (6)	0.89 (6)	1.66 (6)	63
SDR	8.79	0.07	0.18	0.25	(0.15)	—	(0.15)	8.89	2.97 (5)	37,990	1.23 (6)	0.89 (6)	1.61 (6)	63
For the Year Ended October 31, 2024
A	$7.32	$0.16	$1.44	$1.60	$(0.11)	$—	$(0.11)	$8.81	21.97%	$73	1.76%	1.29%	1.89%	99%
C	7.24	0.12	1.44	1.56	(0.04)	—	(0.04)	8.76	21.65	12	2.51	1.58	1.42	99
I	7.33	0.16	1.46	1.62	(0.13)	—	(0.13)	8.82	22.31	378	1.44	0.99	1.98	99
Y	7.34	0.17	1.45	1.62	(0.13)	—	(0.13)	8.83	22.34	15	1.37	0.94	2.05	99
F	7.32	0.17	1.44	1.61	(0.14)	—	(0.14)	8.79	22.25	17,638	1.26	0.89	2.08	99
SDR	7.32	0.17	1.44	1.61	(0.14)	—	(0.14)	8.79	22.25	44,571	1.26	0.89	2.08	99
For the Year Ended October 31, 2023
A	$6.87	$0.14	$0.33	$0.47	$(0.02)	$—	$(0.02)	$7.32	6.87%	$29	1.81%	1.25%	1.75%	121%
C	6.83	0.08	0.33	0.41	—	—	—	7.24	6.00	8	2.56	2.05	1.07	121
I	6.89	0.16	0.33	0.49	(0.05)	—	(0.05)	7.33	7.03	334	1.51	0.95	2.06	121
Y	6.89	0.17	0.33	0.50	(0.05)	—	(0.05)	7.34	7.23	12	1.42	0.90	2.16	121
F	6.82	0.17	0.39	0.56	(0.06)	—	(0.06)	7.32	7.36	14,412	1.32	0.89	2.16	121
SDR	6.87	0.17	0.34	0.51	(0.06)	—	(0.06)	7.32	7.36	40,520	1.32	0.89	2.19	121
The accompanying notes are an integral part of these financial statements.

72

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Diversified Emerging Markets Fund – (continued)
For the Period Ended October 31, 2022
A(10)	$9.42	$0.14	$(2.69)	$(2.55)	$—	$—	$—	$6.87	(27.07)%(5)	$10	3.81%(6)	0.88%(6)	2.63%(6)	98%
C(10)	9.42	0.11	(2.70)	(2.59)	—	—	—	6.83	(27.50)(5)	7	4.55 (6)	1.68 (6)	1.92 (6)	98
I(10)	9.42	0.16	(2.69)	(2.53)	—	—	—	6.89	(26.86)(5)	7	3.50 (6)	0.58 (6)	2.96 (6)	98
Y(10)	9.42	0.17	(2.70)	(2.53)	—	—	—	6.89	(26.86)(5)	10	3.42 (6)	0.53 (6)	3.02 (6)	98
F(10)	9.42	0.15	(2.75)	(2.60)	—	—	—	6.82	(27.60)(5)	7	3.31 (6)	0.89 (6)	2.65 (6)	98
SDR	10.10	0.18	(3.36)	(3.18)	(0.03)	(0.02)	(0.05)	6.87	(31.63)	6,852	2.80	0.89	2.01	98
For the Period Ended October 31, 2021(11)
SDR	$10.00	$(0.00)(7)	$0.10	$0.10	$—	$—	$—	$10.10	1.00%(5)	$10,105	4.69%(6)	0.89%(6)	(0.26)%(6)	9%(12)
Hartford Schroders Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$17.37	$0.01	$(0.06)	$(0.05)	$(0.17)	$—	$(0.17)	$17.15	(0.29)%(5)	$111,626	1.42%(6)	1.41%(6)	0.07%(6)	28%
C	17.11	(0.01)	(0.09)	(0.10)	(0.01)	—	(0.01)	17.00	(0.60)(5)	2,255	2.08 (6)	2.08 (6)	(0.12)(6)	28
I	17.33	0.06	(0.09)	(0.03)	(0.19)	—	(0.19)	17.11	(0.13)(5)	1,266,821	1.14 (6)	1.14 (6)	0.72 (6)	28
R3	17.20	0.04	(0.11)	(0.07)	(0.12)	—	(0.12)	17.01	(0.40)(5)	136	1.68 (6)	1.62 (6)	0.45 (6)	28
R4	17.36	0.06	(0.11)	(0.05)	(0.15)	—	(0.15)	17.16	(0.25)(5)	6,706	1.38 (6)	1.38 (6)	0.66 (6)	28
R5	17.49	0.08	(0.11)	(0.03)	(0.20)	—	(0.20)	17.26	(0.12)(5)	32	1.09 (6)	1.09 (6)	0.95 (6)	28
Y	17.48	0.08	(0.10)	(0.02)	(0.20)	—	(0.20)	17.26	(0.14)(5)	89,540	1.08 (6)	1.08 (6)	0.95 (6)	28
F	17.35	0.12	(0.14)	(0.02)	(0.22)	—	(0.22)	17.11	(0.08)(5)	1,910,712	0.97 (6)	0.97 (6)	1.37 (6)	28
SDR	17.38	0.09	(0.11)	(0.02)	(0.22)	—	(0.22)	17.14	(0.08)(5)	1,917,488	0.97 (6)	0.97 (6)	1.06 (6)	28
For the Year Ended October 31, 2024
A	$14.39	$0.20	$2.99	$3.19	$(0.21)	$—	$(0.21)	$17.37	22.31%	$1,390,340	1.46%	1.44%	1.23%	45%
C	14.14	0.07	2.95	3.02	(0.05)	—	(0.05)	17.11	21.40	3,009	2.15	2.15	0.44	45
I	14.34	0.23	2.97	3.20	(0.21)	—	(0.21)	17.33	22.47	2,195,507	1.23	1.23	1.44	45
R3	14.23	0.16	2.94	3.10	(0.13)	—	(0.13)	17.20	21.90	122	1.77	1.71	0.98	45
R4	14.37	0.20	2.97	3.17	(0.18)	—	(0.18)	17.36	22.17	6,705	1.46	1.46	1.20	45
R5	14.33	0.25	2.98	3.23	(0.07)	—	(0.07)	17.49	22.62	32	1.17	1.17	1.50	45
Y	14.46	0.24	3.00	3.24	(0.22)	—	(0.22)	17.48	22.65	92,686	1.16	1.16	1.48	45
F	14.35	0.26	2.98	3.24	(0.24)	—	(0.24)	17.35	22.76	773,890	1.05	1.05	1.60	45
SDR	14.38	0.26	2.98	3.24	(0.24)	—	(0.24)	17.38	22.71	2,014,305	1.05	1.05	1.60	45
For the Year Ended October 31, 2023
A	$13.24	$0.16	$1.22	$1.38	$(0.23)	$—	$(0.23)	$14.39	10.37%	$857,303	1.50%	1.46%	1.06%	47%
C	12.96	0.08	1.17	1.25	(0.07)	—	(0.07)	14.14	9.65	3,655	2.16	2.16	0.53	47
I	13.20	0.22	1.19	1.41	(0.27)	—	(0.27)	14.34	10.65	1,738,829	1.26	1.26	1.43	47
R3	13.11	0.15	1.18	1.33	(0.21)	—	(0.21)	14.23	10.12	90	1.79	1.72	0.98	47
R4	13.23	0.18	1.20	1.38	(0.24)	—	(0.24)	14.37	10.44	5,602	1.47	1.47	1.21	47
R5	13.20	0.27	1.14	1.41	(0.28)	—	(0.28)	14.33	10.67	23	1.19	1.19	1.77	47
Y	13.24	0.23	1.19	1.42	(0.20)	—	(0.20)	14.46	10.70	98,715	1.18	1.18	1.50	47
F	13.21	0.25	1.19	1.44	(0.30)	—	(0.30)	14.35	10.88	687,024	1.07	1.07	1.62	47
SDR	13.24	0.25	1.19	1.44	(0.30)	—	(0.30)	14.38	10.85	1,631,209	1.07	1.07	1.64	47
The accompanying notes are an integral part of these financial statements.

73

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$20.05	$0.22	$(7.00)	$(6.78)	$(0.03)	$—	$(0.03)	$13.24	(33.86)%	$70,886	1.56%	1.56%	1.29%	39%
C	19.76	0.11	(6.86)	(6.75)	(0.05)	—	(0.05)	12.96	(34.23)	4,071	2.15	2.15	0.68	39
I	20.13	0.27	(6.97)	(6.70)	(0.23)	—	(0.23)	13.20	(33.63)	1,691,881	1.25	1.25	1.62	39
R3	19.99	0.19	(6.93)	(6.74)	(0.14)	—	(0.14)	13.11	(33.94)	76	1.78	1.70	1.14	39
R4	20.18	0.23	(7.00)	(6.77)	(0.18)	—	(0.18)	13.23	(33.81)	5,013	1.47	1.47	1.39	39
R5	20.14	0.28	(6.98)	(6.70)	(0.24)	—	(0.24)	13.20	(33.62)	294	1.18	1.18	1.66	39
Y	20.20	0.31	(7.02)	(6.71)	(0.25)	—	(0.25)	13.24	(33.58)	97,257	1.17	1.17	1.82	39
F	20.15	0.30	(6.97)	(6.67)	(0.27)	—	(0.27)	13.21	(33.52)	661,403	1.06	1.06	1.78	39
SDR	20.19	0.29	(6.97)	(6.68)	(0.27)	—	(0.27)	13.24	(33.50)	2,295,024	1.06	1.06	1.75	39
For the Year Ended October 31, 2021
A	$17.22	$0.06	$2.95	$3.01	$(0.18)	$—	$(0.18)	$20.05	17.47%	$99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
For the Year Ended October 31, 2020
A	$15.78	$0.06	$1.71	$1.77	$(0.33)	$—	$(0.33)	$17.22	11.28%	$62,843	1.53%	1.53%	0.40%	52%
C	15.51	(0.05)	1.67	1.62	(0.20)	—	(0.20)	16.93	10.51	7,127	2.16	2.16	(0.34)	52
I	15.77	0.10	1.71	1.81	(0.36)	—	(0.36)	17.22	11.56	1,443,799	1.25	1.25	0.63	52
R3	15.66	0.03	1.70	1.73	(0.28)	—	(0.28)	17.11	11.08	88	1.79	1.71	0.21	52
R4	15.74	0.17	1.62	1.79	(0.24)	—	(0.24)	17.29	11.43	4,500	1.43	1.43	1.09	52
R5	15.78	0.11	1.70	1.81	(0.37)	—	(0.37)	17.22	11.55	322	1.20	1.20	0.69	52
Y	15.79	0.13	1.70	1.83	(0.37)	—	(0.37)	17.25	11.69	505,338	1.18	1.18	0.85	52
F	15.78	0.14	1.71	1.85	(0.39)	—	(0.39)	17.24	11.79	861,337	1.08	1.08	0.85	52
SDR	15.81	0.13	1.72	1.85	(0.39)	—	(0.39)	17.27	11.77	1,306,890	1.08	1.08	0.83	52
Hartford Schroders International Contrarian Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$13.28	$0.16	$1.35	$1.51	$(0.18)	$(0.19)	$(0.37)	$14.42	11.78%(5)	$503	1.25%(6)	1.15%(6)	2.40%(6)	22%
C	13.29	0.17	1.35	1.52	(0.08)	(0.19)	(0.27)	14.54	11.72 (5)	156	1.87 (6)	1.08 (6)	2.56 (6)	22
I	13.28	0.21	1.31	1.52	(0.22)	(0.19)	(0.41)	14.39	11.89 (5)	39,731	0.91 (6)	0.85 (6)	3.18 (6)	22
R5	13.28	0.18	1.34	1.52	(0.22)	(0.19)	(0.41)	14.39	11.95 (5)	144	0.87 (6)	0.80 (6)	2.82 (6)	22
Y	13.28	0.26	1.26	1.52	(0.22)	(0.19)	(0.41)	14.39	11.95 (5)	778	0.90 (6)	0.80 (6)	3.87 (6)	22
F	13.28	0.20	1.32	1.52	(0.23)	(0.19)	(0.42)	14.38	11.98 (5)	42,375	0.87 (6)	0.70 (6)	3.02 (6)	22
SDR	13.28	0.19	1.33	1.52	(0.23)	(0.19)	(0.42)	14.38	11.98 (5)	15,585	0.87 (6)	0.70 (6)	2.90 (6)	22
For the Period Ended October 31, 2024
A(13)	$10.99	$0.39	$2.04	$2.43	$(0.11)	$(0.03)	$(0.14)	$13.28	22.31%(5)	$422	1.64%(6)	1.15%(6)	3.18%(6)	42%
C(13)	10.99	0.33	2.01	2.34	(0.01)	(0.03)	(0.04)	13.29	21.43 (5)	121	2.36 (6)	1.95 (6)	2.73 (6)	42
I	10.70	0.44	2.31	2.75	(0.14)	(0.03)	(0.17)	13.28	26.00	20,634	1.38	0.85	3.57	42
R5 (13)	10.99	0.47	2.00	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (5)	123	1.37 (6)	0.80 (6)	3.88 (6)	42
Y(13)	10.99	0.43	2.04	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (5)	234	1.38 (6)	0.80 (6)	3.50 (6)	42
F(13)	10.99	0.40	2.08	2.48	(0.16)	(0.03)	(0.19)	13.28	22.86 (5)	3,175	1.36 (6)	0.70 (6)	3.25 (6)	42
SDR	10.70	0.48	2.29	2.77	(0.16)	(0.03)	(0.19)	13.28	26.19	14,395	1.36	0.70	3.89	42
The accompanying notes are an integral part of these financial statements.

74

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Contrarian Value Fund – (continued)
For the Year Ended October 31, 2023
I	$8.75	$0.24	$1.91	$2.15	$(0.20)	$—	$(0.20)	$10.70	24.82%	$12,203	1.81%	0.78%	2.17%	15%
SDR	8.75	0.25	1.90	2.15	(0.20)	—	(0.20)	10.70	24.84	11,600	1.80	0.70	2.23	15
For the Period Ended October 31, 2022(14)
I	$10.00	$0.13	$(1.38)	$(1.25)	$—	$—	$—	$8.75	(12.50)%(5)	$438	14.98%(6)	0.70%(6)	3.29%(6)	8%(15)
SDR	10.00	0.13	(1.38)	(1.25)	—	—	—	8.75	(12.50)(5)	437	14.78 (6)	0.70 (6)	3.29 (6)	8 (15)
Hartford Schroders International Multi-Cap Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.33	$0.12	$0.99	$1.11	$(0.12)	$—	$(0.12)	$11.32	10.86%(5)	$113,871	1.12%(6)	1.12%(6)	2.37%(6)	57%
C	10.27	0.08	0.98	1.06	(0.08)	—	(0.08)	11.25	10.39 (5)	5,973	1.87 (6)	1.87 (6)	1.52 (6)	57
I	10.33	0.14	0.97	1.11	(0.13)	—	(0.13)	11.31	10.90 (5)	546,729	0.87 (6)	0.87 (6)	2.60 (6)	57
R3	10.30	0.11	0.97	1.08	(0.10)	—	(0.10)	11.28	10.64 (5)	17,571	1.46 (6)	1.39 (6)	2.09 (6)	57
R4	10.30	0.11	1.00	1.11	(0.12)	—	(0.12)	11.29	10.86 (5)	3,811	1.17 (6)	1.17 (6)	2.18 (6)	57
R5	10.32	0.13	0.98	1.11	(0.13)	—	(0.13)	11.30	10.91 (5)	15,059	0.87 (6)	0.87 (6)	2.45 (6)	57
Y	10.32	0.13	0.98	1.11	(0.13)	—	(0.13)	11.30	10.92 (5)	240,400	0.85 (6)	0.85 (6)	2.58 (6)	57
F	10.33	0.14	0.99	1.13	(0.14)	—	(0.14)	11.32	11.07 (5)	393,769	0.75 (6)	0.75 (6)	2.68 (6)	57
SDR	10.31	0.14	0.99	1.13	(0.14)	—	(0.14)	11.30	11.09 (5)	821,514	0.75 (6)	0.75 (6)	2.76 (6)	57
For the Year Ended October 31, 2024
A	$8.71	$0.29	$1.59	$1.88	$(0.26)	$—	$(0.26)	$10.33	21.74%	$109,822	1.12%	1.12%	2.88%	142%
C	8.66	0.21	1.59	1.80	(0.19)	—	(0.19)	10.27	20.82	6,687	1.86	1.86	2.11	142
I	8.71	0.30	1.61	1.91	(0.29)	—	(0.29)	10.33	22.04	534,371	0.87	0.87	3.05	142
R3	8.69	0.26	1.59	1.85	(0.24)	—	(0.24)	10.30	21.36	16,713	1.47	1.40	2.62	142
R4	8.69	0.29	1.58	1.87	(0.26)	—	(0.26)	10.30	21.61	4,918	1.17	1.17	2.88	142
R5	8.70	0.32	1.59	1.91	(0.29)	—	(0.29)	10.32	22.08	19,615	0.86	0.86	3.17	142
Y	8.70	0.30	1.61	1.91	(0.29)	—	(0.29)	10.32	22.07	234,985	0.86	0.86	2.99	142
F	8.71	0.32	1.60	1.92	(0.30)	—	(0.30)	10.33	22.17	433,930	0.76	0.76	3.19	142
SDR	8.70	0.32	1.59	1.91	(0.30)	—	(0.30)	10.31	22.08	749,283	0.76	0.76	3.19	142
For the Year Ended October 31, 2023
A	$8.05	$0.25	$0.74	$0.99	$(0.33)	$—	$(0.33)	$8.71	12.31%	$101,003	1.12%	1.12%	2.78%	112%
C	8.00	0.18	0.75	0.93	(0.27)	—	(0.27)	8.66	11.54	8,166	1.85	1.85	2.01	112
I	8.05	0.28	0.74	1.02	(0.36)	—	(0.36)	8.71	12.61	589,668	0.85	0.85	3.03	112
R3	8.03	0.23	0.74	0.97	(0.31)	—	(0.31)	8.69	12.01	14,425	1.46	1.42	2.49	112
R4	8.03	0.25	0.74	0.99	(0.33)	—	(0.33)	8.69	12.30	5,126	1.16	1.16	2.72	112
R5	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.64	16,238	0.85	0.85	3.05	112
Y	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.63	302,192	0.85	0.85	3.05	112
F	8.05	0.29	0.74	1.03	(0.37)	—	(0.37)	8.71	12.73	532,470	0.75	0.75	3.14	112
SDR	8.04	0.29	0.74	1.03	(0.37)	—	(0.37)	8.70	12.75	715,247	0.75	0.75	3.14	112
For the Year Ended October 31, 2022
A	$10.32	$0.29	$(2.27)	$(1.98)	$(0.29)	$—	$(0.29)	$8.05	(19.57)%	$94,322	1.11%	1.11%	3.03%	101%
C	10.25	0.22	(2.26)	(2.04)	(0.21)	—	(0.21)	8.00	(20.16)	9,744	1.85	1.85	2.27	101
I	10.31	0.31	(2.26)	(1.95)	(0.31)	—	(0.31)	8.05	(19.29)	618,285	0.84	0.84	3.26	101
R3	10.28	0.25	(2.24)	(1.99)	(0.26)	—	(0.26)	8.03	(19.72)	13,320	1.46	1.40	2.68	101
R4	10.29	0.28	(2.26)	(1.98)	(0.28)	—	(0.28)	8.03	(19.59)	4,544	1.16	1.16	2.91	101
R5	10.30	0.29	(2.24)	(1.95)	(0.31)	—	(0.31)	8.04	(19.31)	13,333	0.85	0.85	3.08	101
Y	10.31	0.32	(2.27)	(1.95)	(0.32)	—	(0.32)	8.04	(19.36)	247,391	0.85	0.83	3.35	101
F	10.31	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.05	(19.19)	472,832	0.74	0.74	3.33	101
SDR	10.30	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.04	(19.21)	643,506	0.74	0.74	3.34	101
The accompanying notes are an integral part of these financial statements.

75

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2021
A	$7.76	$0.21	$2.57	$2.78	$(0.22)	$—	$(0.22)	$10.32	36.00%	$98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
For the Year Ended October 31, 2020
A	$9.05	$0.17	$(1.24)	$(1.07)	$(0.22)	$—	$(0.22)	$7.76	(12.01)%	$65,123	1.12%	1.12%	2.12%	119%
C	8.99	0.11	(1.23)	(1.12)	(0.16)	—	(0.16)	7.71	(12.69)	12,691	1.86	1.86	1.32	119
I	9.05	0.20	(1.26)	(1.06)	(0.24)	—	(0.24)	7.75	(11.86)	538,073	0.85	0.85	2.37	119
R3	9.02	0.14	(1.24)	(1.10)	(0.19)	—	(0.19)	7.73	(12.42)	13,398	1.48	1.48	1.71	119
R4	9.03	0.17	(1.24)	(1.07)	(0.22)	—	(0.22)	7.74	(12.07)	2,328	1.18	1.18	2.13	119
R5	9.04	0.20	(1.25)	(1.05)	(0.24)	—	(0.24)	7.75	(11.75)	17,008	0.86	0.86	2.42	119
Y	9.04	0.20	(1.24)	(1.04)	(0.25)	—	(0.25)	7.75	(11.72)	165,134	0.86	0.81	2.49	119
F	9.05	0.21	(1.25)	(1.04)	(0.25)	—	(0.25)	7.76	(11.65)	357,583	0.76	0.76	2.58	119
SDR	9.04	0.21	(1.26)	(1.05)	(0.25)	—	(0.25)	7.74	(11.78)	577,640	0.76	0.76	2.54	119
Hartford Schroders International Stock Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$18.84	$0.14	$1.06	$1.20	$(0.20)	$—	$(0.20)	$19.84	6.44%(5)	$376,117	1.04%(6)	1.04%(6)	1.51%(6)	13%
C	17.74	0.06	1.01	1.07	(0.06)	—	(0.06)	18.75	6.03 (5)	21,559	1.80 (6)	1.80 (6)	0.70 (6)	13
I	18.23	0.16	1.02	1.18	(0.25)	—	(0.25)	19.16	6.57 (5)	4,106,143	0.80 (6)	0.79 (6)	1.77 (6)	13
R3	18.04	0.11	1.01	1.12	(0.14)	—	(0.14)	19.02	6.30 (5)	4,126	1.36 (6)	1.36 (6)	1.20 (6)	13
R4	18.17	0.13	1.02	1.15	(0.18)	—	(0.18)	19.14	6.39 (5)	3,409	1.10 (6)	1.10 (6)	1.40 (6)	13
R5	18.24	0.15	1.02	1.17	(0.24)	—	(0.24)	19.17	6.53 (5)	29,440	0.80 (6)	0.80 (6)	1.68 (6)	13
Y	18.28	0.15	1.04	1.19	(0.24)	—	(0.24)	19.23	6.61 (5)	35,377	0.79 (6)	0.79 (6)	1.65 (6)	13
F	18.26	0.17	1.02	1.19	(0.26)	—	(0.26)	19.19	6.65 (5)	2,000,743	0.69 (6)	0.69 (6)	1.87 (6)	13
SDR	18.24	0.17	1.02	1.19	(0.26)	—	(0.26)	19.17	6.66 (5)	1,089,665	0.69 (6)	0.69 (6)	1.87 (6)	13
For the Year Ended October 31, 2024
A	$15.22	$0.23	$3.56	$3.79	$(0.17)	$—	$(0.17)	$18.84	25.01%	$338,084	1.04%	1.04%	1.29%	27%
C	14.35	0.09	3.36	3.45	(0.06)	—	(0.06)	17.74	24.07	21,453	1.80	1.80	0.55	27
I	14.73	0.27	3.44	3.71	(0.21)	—	(0.21)	18.23	25.33	3,573,948	0.80	0.78	1.56	27
R3	14.59	0.17	3.40	3.57	(0.12)	—	(0.12)	18.04	24.57	3,477	1.39	1.39	0.98	27
R4	14.67	0.21	3.44	3.65	(0.15)	—	(0.15)	18.17	24.96	3,389	1.11	1.11	1.21	27
R5	14.74	0.27	3.44	3.71	(0.21)	—	(0.21)	18.24	25.30	29,965	0.80	0.80	1.54	27
Y	14.77	0.21	3.51	3.72	(0.21)	—	(0.21)	18.28	25.28	36,861	0.80	0.80	1.23	27
F	14.75	0.29	3.45	3.74	(0.23)	—	(0.23)	18.26	25.48	1,763,658	0.69	0.69	1.64	27
SDR	14.74	0.29	3.44	3.73	(0.23)	—	(0.23)	18.24	25.42	924,344	0.69	0.69	1.65	27
The accompanying notes are an integral part of these financial statements.

76

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2023
A	$13.66	$0.20	$1.51	$1.71	$(0.15)	$—	$(0.15)	$15.22	12.58%	$270,142	1.05%	1.05%	1.25%	28%
C	12.88	0.08	1.43	1.51	(0.04)	—	(0.04)	14.35	11.70	18,355	1.80	1.80	0.50	28
I	13.23	0.23	1.47	1.70	(0.20)	—	(0.20)	14.73	12.88	2,577,667	0.80	0.80	1.50	28
R3	13.11	0.14	1.45	1.59	(0.11)	—	(0.11)	14.59	12.15	2,741	1.39	1.39	0.92	28
R4	13.18	0.20	1.44	1.64	(0.15)	—	(0.15)	14.67	12.50	3,477	1.12	1.12	1.30	28
R5	13.24	0.23	1.47	1.70	(0.20)	—	(0.20)	14.74	12.87	26,855	0.80	0.80	1.51	28
Y	13.27	0.23	1.47	1.70	(0.20)	—	(0.20)	14.77	12.84	121,306	0.81	0.81	1.51	28
F	13.26	0.25	1.45	1.70	(0.21)	—	(0.21)	14.75	12.89	1,149,690	0.70	0.70	1.57	28
SDR	13.24	0.25	1.46	1.71	(0.21)	—	(0.21)	14.74	12.98	712,263	0.70	0.70	1.60	28
For the Year Ended October 31, 2022
A	$19.07	$0.25	$(5.36)	$(5.11)	$(0.16)	$(0.14)	$(0.30)	$13.66	(27.22)%	$210,992	1.06%	1.06%	1.56%	35%
C	17.97	0.13	(5.07)	(4.94)	(0.01)	(0.14)	(0.15)	12.88	(27.71)	15,313	1.81	1.81	0.84	35
I	18.49	0.28	(5.19)	(4.91)	(0.21)	(0.14)	(0.35)	13.23	(27.04)	1,897,371	0.80	0.80	1.79	35
R3	18.31	0.15	(5.11)	(4.96)	(0.10)	(0.14)	(0.24)	13.11	(27.43)	1,988	1.42	1.41	1.01	35
R4	18.42	0.23	(5.17)	(4.94)	(0.16)	(0.14)	(0.30)	13.18	(27.26)	3,618	1.12	1.12	1.49	35
R5	18.49	0.27	(5.17)	(4.90)	(0.21)	(0.14)	(0.35)	13.24	(26.99)	23,775	0.81	0.81	1.76	35
Y	18.54	0.30	(5.22)	(4.92)	(0.21)	(0.14)	(0.35)	13.27	(27.03)	136,982	0.81	0.81	1.87	35
F	18.52	0.29	(5.18)	(4.89)	(0.23)	(0.14)	(0.37)	13.26	(26.93)	692,063	0.70	0.70	1.86	35
SDR	18.50	0.28	(5.17)	(4.89)	(0.23)	(0.14)	(0.37)	13.24	(26.96)	553,856	0.71	0.71	1.84	35
For the Year Ended October 31, 2021
A	$14.14	$0.16	$4.77	$4.93	$(0.00)(7)	$—	$—	$19.07	34.90%	$285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00)(7)	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28
For the Year Ended October 31, 2020
A	$12.91	$0.07	$1.30	$1.37	$(0.14)	$—	$(0.14)	$14.14	10.63%	$114,042	1.12%	1.11%	0.49%	34%
C	12.25	(0.03)	1.25	1.22	(0.04)	—	(0.04)	13.43	9.93	6,687	1.85	1.85	(0.21)	34
I	12.51	0.10	1.26	1.36	(0.16)	—	(0.16)	13.71	10.93	516,721	0.83	0.83	0.79	34
R3	12.47	0.03	1.26	1.29	(0.13)	—	(0.13)	13.63	10.38	734	1.46	1.45	0.25	34
R4	12.50	0.07	1.25	1.32	(0.15)	—	(0.15)	13.67	10.62	2,536	1.15	1.15	0.51	34
R5	12.52	0.11	1.26	1.37	(0.17)	—	(0.17)	13.72	10.96	12,208	0.83	0.83	0.84	34
Y	12.52	0.06	1.32	1.38	(0.14)	—	(0.14)	13.76	11.09	66,753	0.82	0.82	0.45	34
F	12.52	0.11	1.28	1.39	(0.17)	—	(0.17)	13.74	11.13	169,576	0.75	0.75	0.86	34
SDR	12.52	0.11	1.27	1.38	(0.17)	—	(0.17)	13.73	11.07	136,358	0.75	0.75	0.86	34

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

77

Hartford International/Global Equity Funds
Financial Highlights – (continued)

(8)	Amount is less than 0.01%.
(9)	Commenced operations on March 31, 2020.
(10)	Classes A, C, I, Y and F commenced operations on February 28, 2022.
(11)	Commenced operations on September 30, 2021.
(12)	Reflects the Fund's portfolio turnover for the period September 30, 2021 through October 31, 2021.
(13)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
(14)	Commenced operations on May 24, 2022.
(15)	Reflects the Fund’s portfolio turnover for the period May 24, 2022 through October 31, 2022.
The accompanying notes are an integral part of these financial statements.

78

Hartford International/Global Equity Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Emerging Markets Equity Fund	A, C, I, R3, R4, R5, R6, Y and F
Hartford Global Impact Fund (the "Global Impact Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford International Equity Fund (the "International Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Growth Fund (the "International Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Opportunities Fund (the "International Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Value Fund (the "International Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders China A Fund (the "China A Fund")	A, C, I, Y, F and SDR
Hartford Schroders Diversified Emerging Markets Fund (the "Diversified Emerging Markets Fund")	A, C, I, Y, F and SDR
Hartford Schroders Emerging Markets Equity Fund	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Contrarian Value Fund (the "International Contrarian Value Fund")(1)	A, C, I, R5, Y, F and SDR
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Stock Fund (the "International Stock Fund")	A, C, I, R3, R4, R5, Y, F and SDR

(1)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except China A Fund, is a diversified open-end management investment company. China A Fund is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

79

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

80

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the

81

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, International Value Fund, China A Fund, Diversified Emerging Markets Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund and International Stock Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year. The policy of International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts

82

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2025, each of International Contrarian Value Fund and International Multi-Cap Value Fund had used Foreign Currency Contracts.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, each of Hartford Emerging Markets Equity Fund, International Equity Fund, International Value Fund, Diversified Emerging Markets Fund, Hartford Schroders Emerging Markets Equity Fund and International Multi-Cap Value Fund had used Futures Contracts.
c)
Additional Derivative Instrument Information:
Hartford Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$115,775	$—	$115,775
Total	$—	$—	$—	$115,775	$—	$115,775

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$222,024	$—	$222,024
Total	$—	$—	$—	$222,024	$—	$222,024
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(163,877)	$—	$(163,877)
Total	$—	$—	$—	$(163,877)	$—	$(163,877)

83

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Hartford Emerging Markets Equity Fund – (continued)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	77
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$702,107	$—	$702,107
Total	$—	$—	$—	$702,107	$—	$702,107

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(595,392)	$—	$(595,392)
Total	$—	$—	$—	$(595,392)	$—	$(595,392)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$837,531	$—	$837,531
Total	$—	$—	$—	$837,531	$—	$837,531
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	98
International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,070,865	$—	$2,070,865
Total	$—	$—	$—	$2,070,865	$—	$2,070,865

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

84

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Value Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$864,395	$—	$864,395
Total	$—	$—	$—	$864,395	$—	$864,395
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$4,799,213	$—	$4,799,213
Total	$—	$—	$—	$4,799,213	$—	$4,799,213
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	604
Diversified Emerging Markets Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(110,076)	$—	$(110,076)
Total	$—	$—	$—	$(110,076)	$—	$(110,076)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	98
Hartford Schroders Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(526,074)	$—	$(526,074)
Total	$—	$—	$—	$(526,074)	$—	$(526,074)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,300

85

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Contrarian Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$9,734	$—	$—	$—	$9,734
Total	$—	$9,734	$—	$—	$—	$9,734

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$407,085	$—	$—	$—	$407,085
Total	$—	$407,085	$—	$—	$—	$407,085
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(10,030)	$—	$—	$—	$(10,030)
Total	$—	$(10,030)	$—	$—	$—	$(10,030)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$7,983,106
International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$164,171	$—	$164,171
Total	$—	$—	$—	$164,171	$—	$164,171

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

86

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Multi-Cap Value Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(458,465)	$—	$(458,465)
Net realized gain (loss) on foreign currency contracts	—	2,076,464	—	—	—	2,076,464
Total	$—	$2,076,464	$—	$(458,465)	$—	$1,617,999
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$164,171	$—	$164,171
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	151,816	—	—	—	151,816
Total	$—	$151,816	$—	$164,171	$—	$315,987
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	28
Foreign Currency Contracts Purchased at Contract Amount	$56,810,468
Foreign Currency Contracts Sold at Contract Amount	$57,078,918
d)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Hartford Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(115,775)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(115,775)
Derivatives not subject to a MNA	—	115,775
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$702,107	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	702,107	—
Derivatives not subject to a MNA	(702,107)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

87

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,070,865	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,070,865	—
Derivatives not subject to a MNA	(2,070,865)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Contrarian Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(9,734)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(9,734)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(9,734)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
UBS	$(9,734)	$—	$—	$—	$(9,734)
Total	$(9,734)	$—	$—	$—	$(9,734)

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$164,171	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	164,171	—
Derivatives not subject to a MNA	(164,171)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
As a result of the China A Fund’s focus in China A shares, the China A Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in

88

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, "Stock Connect"). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the China A Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the China A Fund. The China A Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China ("PRC"), including local securities regulations and listing rules. As a result of different legal standards, the China A Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the China A Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the China A Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the China A Fund’s ability to effectively pursue its investment strategy. The risks related to investments in China A shares through Stock Connect are heightened to the extent that the China A Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange ("STAR market") and/or the ChiNext market of the Shenzhen stock exchange ("ChiNext market"). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Hartford Emerging Markets Equity Fund	$24,729,720	$—
Global Impact Fund*	14,013,619	26,976,034
International Equity Fund	5,417,194	—
International Growth Fund	10,792,935	7,881,693
International Opportunities Fund	116,385,999	—
International Value Fund	—	32,088,705
China A Fund	11,063,137	15,949,378
Diversified Emerging Markets Fund	2,516,925	—
Hartford Schroders Emerging Markets Equity Fund	858,927,673	427,869,288
International Multi-Cap Value Fund	139,228,804	1,338,872
International Stock Fund	136,844,626	145,361,708

*	Future utilization of losses are subject to limitation under current tax laws.

89

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

During the year ended October 31, 2024, Climate Opportunities Fund utilized $5,604,023, Hartford Emerging Markets Equity Fund utilized $42,465,633, International Equity Fund utilized $24,897,587, International Growth Fund utilized $11,302,607, International Opportunities Fund utilized $201,019,443, International Value Fund utilized $187,727,724, Diversified Emerging Markets Fund utilized $458,751, International Multi-Cap Value Fund utilized $176,611,370, and International Stock Fund utilized $83,501,864, of prior year capital loss carryforwards.
Each of Climate Opportunities Fund and International Contrarian Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$94,886,623	$23,625,439	$(4,765,712)	$18,859,727
Hartford Emerging Markets Equity Fund	343,464,512	70,403,259	(28,723,282)	41,679,977
Global Impact Fund	204,966,292	58,057,213	(8,338,181)	49,719,032
International Equity Fund	470,631,618	150,731,738	(22,855,598)	127,876,140
International Growth Fund	202,803,196	102,594,954	(5,948,892)	96,646,062
International Opportunities Fund	2,828,261,888	895,486,395	(90,097,401)	805,388,994
International Value Fund	6,470,380,755	1,361,938,998	(331,508,662)	1,030,430,336
China A Fund	16,451,749	936,983	(1,815,634)	(878,651)
Diversified Emerging Markets Fund	44,329,669	12,351,628	(1,084,019)	11,267,609
Hartford Schroders Emerging Markets Equity Fund	3,546,061,063	1,750,523,132	(108,043,563)	1,642,479,569
International Contrarian Value Fund	86,217,682	13,250,608	(2,776,276)	10,474,332
International Multi-Cap Value Fund	1,725,639,109	419,250,189	(22,927,811)	396,322,378
International Stock Fund	6,160,250,530	1,562,326,426	(216,463,743)	1,345,862,683
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, and International Value Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund). SIMNA serves as the sub-adviser to each of China A Fund, Climate Opportunities Fund, Diversified Emerging Markets Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund, International Multi-Cap Value Fund and International Stock Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Schroders Sub-Advised Funds. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund), and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund). HFMC pays a sub-advisory fee to Wellington Management and/or SIMNA, as applicable, out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

90

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Hartford Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion
Diversified Emerging Markets Fund	0.8400% on first $1 billion and;
0.7800% over $1 billion
Hartford Schroders Emerging Markets Equity Fund	0.9500% on first $1 billion and;
0.9000% on next $4 billion and;
0.8900% on next $5 billion and;
0.8850% over $10 billion
International Contrarian Value Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
For the period November 1, 2024 through November 26, 2024, the investment management fee rate for the Hartford Schroders Emerging Markets Equity Fund was accrued daily and paid monthly based on the Fund’s average daily net assets, at the rate below.
Fund	Management Fee Rates
Hartford Schroders Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable

91

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
Hartford Emerging Markets Equity Fund	1.45%	2.20%	1.16%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%	N/A
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%	N/A
China A Fund	1.45%	2.25%	1.15%	N/A	N/A	N/A	N/A	1.11%	0.99%	0.99%
Diversified Emerging Markets Fund	1.34%	2.14%	1.04%	N/A	N/A	N/A	N/A	0.99%	0.89%	0.89%
International Contrarian Value Fund	1.15%	1.95%	0.85%	N/A	N/A	0.80%	N/A	0.80%	0.70%	0.70%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$24,330	$26
Hartford Emerging Markets Equity Fund	5,596	72
Global Impact Fund	—	—
International Equity Fund	41,523	391
International Growth Fund	27,956	1,123
International Opportunities Fund	89,610	100
International Value Fund	66,917	731
China A Fund	—	—
Diversified Emerging Markets Fund	—	—
Hartford Schroders Emerging Markets Equity Fund	1,733	—
International Contrarian Value Fund	—	—
International Multi-Cap Value Fund	37,481	968
International Stock Fund	112,037	3,313
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid

92

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination.
Fund	Class A	Class I
International Value Fund	N/A	0.106%
Hartford Schroders Emerging Markets Equity Fund	0.200%	N/A
International Stock Fund	N/A	0.112%
From November 1, 2024 through November 26, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class A of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A
Hartford Schroders Emerging Markets Equity Fund	0.140%

From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class I of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I
International Value Fund	0.100%
International Stock Fund	0.100%

93

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	0.13%	0.17%	0.14%	0.22%	0.02%	0.12%	0.00%*	0.11%	0.00%*	N/A
Hartford Emerging Markets Equity Fund	0.24%	0.25%	0.12%	0.20%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Global Impact Fund	0.21%	0.25%	0.13%	0.22%	0.17%	0.11%	0.00%*	0.10%	0.00%*	N/A
International Equity Fund	0.18%	0.25%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Growth Fund	0.20%	0.25%	0.13%	0.20%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Opportunities Fund	0.15%	0.18%	0.09%	0.22%	0.17%	0.10%	0.00%*	0.10%	0.00%*	N/A
International Value Fund	0.12%	0.12%	0.10%	0.18%	0.13%	0.10%	0.00%*	0.09%	0.00%*	N/A
China A Fund	0.24%	0.16%	0.19%	N/A	N/A	N/A	N/A	0.10%	0.00%*	0.00%*
Diversified Emerging Markets Fund	0.23%	0.25%	0.20%	N/A	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Hartford Schroders Emerging Markets Equity Fund	0.19%	0.11%	0.17%	0.21%	0.16%	0.12%	N/A	0.11%	0.00%*	0.00%*
International Contrarian Value Fund	0.13%	—	0.04%	N/A	N/A	—	N/A	0.03%	—	0.00%*
International Multi-Cap Value Fund	0.12%	0.13%	0.12%	0.22%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
International Stock Fund	0.10%	0.12%	0.10%	0.18%	0.17%	0.11%	N/A	0.11%	0.00%*	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The China A Fund does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

94

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Climate Opportunities Fund	$—	$—	$—
Hartford Emerging Markets Equity Fund	—	—	—
Global Impact Fund	—	—	—
International Equity Fund	—	—	—
International Growth Fund	—	—	—
International Opportunities Fund	—	—	—
International Value Fund	13,942,002	15,819	14,353,720
Diversified Emerging Markets Fund	—	—	—
Hartford Schroders Emerging Markets Equity Fund	—	—	—
International Contrarian Value Fund	—	—	—
International Multi-Cap Value Fund	—	—	—
International Stock Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	5%	94%	9%	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	36%	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
China A Fund	21%	57%	24%	N/A	N/A	N/A	N/A	84%	19%	0%*
Diversified Emerging Markets Fund	12%	80%	4%	N/A	N/A	N/A	N/A	60%	100%	—
Hartford Schroders Emerging Markets Equity Fund	—	—	—	11%	—	4%	N/A	—	—	—
International Contrarian Value Fund	27%	87%	40%	N/A	N/A	95%	N/A	18%	0%*	0%*

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	0%*	0%*	0%*	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
China A Fund	1%	1%	1%	N/A	N/A	N/A	N/A	1%	15%	0%*
Diversified Emerging Markets Fund	0%*	0%*	0%*	N/A	N/A	N/A	N/A	0%*	32%	—
Hartford Schroders Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	N/A	—	—	—
International Contrarian Value Fund	0%*	0%*	16%	N/A	N/A	0%*	N/A	0%*	0%*	0%*

*	Percentage rounds to zero.
As of April 30, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	20%
International Opportunities Fund	3%
Hartford Schroders Emerging Markets Equity Fund	1%
International Contrarian Value Fund	43%
International Multi-Cap Value Fund	2%

*	As of April 30, 2025, affiliated funds of funds and the 529 plan were invested in Class F shares.

95

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

10.
Beneficial Fund Ownership:
As of April 30, 2025, to the knowledge of a Fund, Hartford Funds Management Company, LLC and Schroder US Holdings, Inc.  each beneficially held more than 25% of the shares outstanding of the following Fund:
Fund	Shareholder	Percentage of Ownership
Diversified Emerging Markets Fund	Schroder US Holdings, Inc	31%
	Hartford Funds Management Company, LLC	32%
11.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$41,482,619	$53,080,768	$41,482,619	$53,080,768
Hartford Emerging Markets Equity Fund	208,722,348	184,588,764	208,722,348	184,588,764
Global Impact Fund	72,254,424	52,409,205	72,254,424	52,409,205
International Equity Fund	72,341,549	106,525,743	72,341,549	106,525,743
International Growth Fund	60,665,635	76,095,162	60,665,635	76,095,162
International Opportunities Fund	781,738,702	989,649,353	781,738,702	989,649,353
International Value Fund	2,190,414,032	543,230,477	2,190,414,032	543,230,477
China A Fund	6,483,539	6,003,153	6,483,539	6,003,153
Diversified Emerging Markets Fund	37,665,589	45,815,004	37,665,589	45,815,004
Hartford Schroders Emerging Markets Equity Fund	1,687,670,509	2,762,377,613	1,687,670,509	2,762,377,613
International Contrarian Value Fund	66,502,913	16,412,885	66,502,913	16,412,885
International Multi-Cap Value Fund	1,170,265,844	1,346,921,422	1,170,265,844	1,346,921,422
International Stock Fund	1,460,704,227	913,101,147	1,460,704,227	913,101,147
12.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year or period ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	100,452	$1,685,179	413,547	$6,525,744
Shares Issued for Reinvested Dividends	53,962	913,998	8,843	136,714
Shares Redeemed	(320,604)	(5,297,458)	(487,066)	(7,585,740)
Net Increase (Decrease)	(166,190)	(2,698,281)	(64,676)	(923,282)
Class C
Shares Sold	1,099	$17,199	21,442	$318,408
Shares Issued for Reinvested Dividends	3,125	51,622	—	—
Shares Redeemed	(17,991)	(281,500)	(56,439)	(886,771)
Net Increase (Decrease)	(13,767)	(212,679)	(34,997)	(568,363)
Class I
Shares Sold	187,676	$3,173,819	283,146	$4,326,972
Shares Issued for Reinvested Dividends	36,337	602,307	11,120	168,909
Shares Redeemed	(376,299)	(6,031,219)	(591,479)	(9,164,346)
Net Increase (Decrease)	(152,286)	(2,255,093)	(297,213)	(4,668,465)
Class R3
Shares Sold	2,587	$43,380	25,394	$347,718
Shares Issued for Reinvested Dividends	667	11,158	47	722
Shares Redeemed	(25,801)	(408,340)	(7,090)	(110,568)
Net Increase (Decrease)	(22,547)	(353,802)	18,351	237,872

96

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	20,393	$322,407	25	$386
Shares Issued for Reinvested Dividends	17	281	3	47
Shares Redeemed	(20,393)	(326,003)	—	(8)
Net Increase (Decrease)	17	(3,315)	28	425
Class R5
Shares Sold	5,050	$80,768	23,383	$357,191
Shares Issued for Reinvested Dividends	5,756	94,614	2,938	44,279
Shares Redeemed	(219,518)	(3,470,471)	(204,724)	(3,108,132)
Net Increase (Decrease)	(208,712)	(3,295,089)	(178,403)	(2,706,662)
Class R6
Shares Sold	287,692	$4,540,828	151,903	$2,362,931
Shares Issued for Reinvested Dividends	6,055	98,903	2,052	30,753
Shares Redeemed	(94,078)	(1,543,892)	(117,833)	(1,886,589)
Net Increase (Decrease)	199,669	3,095,839	36,122	507,095
Class Y
Shares Sold	15,956	$266,757	143,456	$2,159,726
Shares Issued for Reinvested Dividends	11,912	200,354	4,369	67,375
Shares Redeemed	(82,823)	(1,367,571)	(244,575)	(3,812,612)
Net Increase (Decrease)	(54,955)	(900,460)	(96,750)	(1,585,511)
Class F
Shares Sold	189,142	$3,150,269	452,404	$7,211,905
Shares Issued for Reinvested Dividends	77,398	1,316,092	27,702	431,871
Shares Redeemed	(509,428)	(8,513,553)	(957,996)	(15,433,445)
Net Increase (Decrease)	(242,888)	(4,047,192)	(477,890)	(7,789,669)
Total Net Increase (Decrease)	(661,659)	$(10,670,072)	(1,095,428)	$(17,496,560)
Hartford Emerging Markets Equity Fund
Class A
Shares Sold	99,593	$1,019,289	278,173	$2,598,324
Shares Issued for Reinvested Dividends	53,372	533,719	78,386	691,365
Shares Redeemed	(198,614)	(2,019,214)	(496,106)	(4,764,793)
Net Increase (Decrease)	(45,649)	(466,206)	(139,547)	(1,475,104)
Class C
Shares Sold	5,996	$59,920	5,500	$50,612
Shares Issued for Reinvested Dividends	1,589	15,670	3,866	33,631
Shares Redeemed	(25,668)	(254,276)	(57,455)	(540,523)
Net Increase (Decrease)	(18,083)	(178,686)	(48,089)	(456,280)
Class I
Shares Sold	3,959,538	$39,715,133	1,427,726	$13,923,140
Shares Issued for Reinvested Dividends	148,103	1,478,064	185,830	1,637,160
Shares Redeemed	(1,297,661)	(13,350,121)	(1,328,103)	(12,493,298)
Net Increase (Decrease)	2,809,980	27,843,076	285,453	3,067,002
Class R3
Shares Sold	12,200	$124,642	9,983	$94,067
Shares Issued for Reinvested Dividends	725	7,231	966	8,503
Shares Redeemed	(3,084)	(31,142)	(15,869)	(152,934)
Net Increase (Decrease)	9,841	100,731	(4,920)	(50,364)
Class R4
Shares Sold	1,063	$10,966	6,733	$67,033
Shares Issued for Reinvested Dividends	470	4,796	448	4,031
Shares Redeemed	(977)	(9,898)	(1,158)	(11,448)
Net Increase (Decrease)	556	5,864	6,023	59,616
Class R5
Shares Sold	22	$231	—	$—
Shares Issued for Reinvested Dividends	95	937	122	1,060
Shares Redeemed	(439)	(4,143)	—	—
Net Increase (Decrease)	(322)	(2,975)	122	1,060

97

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	334,973	$3,324,791	57,665	$593,236
Shares Issued for Reinvested Dividends	2,729	27,187	1,134	9,968
Shares Redeemed	(18,465)	(187,282)	(11,535)	(113,771)
Net Increase (Decrease)	319,237	3,164,696	47,264	489,433
Class Y
Shares Sold	1,548,432	$15,717,445	1,981,519	$17,703,968
Shares Issued for Reinvested Dividends	189,140	1,880,049	1,027,007	9,006,853
Shares Redeemed	(1,656,826)	(17,081,703)	(24,312,685)	(230,465,445)
Net Increase (Decrease)	80,746	515,791	(21,304,159)	(203,754,624)
Class F
Shares Sold	7,004,135	$68,838,019	16,831,030	$156,291,866
Shares Issued for Reinvested Dividends	39,906	394,673	23,895	208,602
Shares Redeemed	(5,880,497)	(59,280,761)	(8,512,467)	(80,069,092)
Net Increase (Decrease)	1,163,544	9,951,931	8,342,458	76,431,376
Total Net Increase (Decrease)	4,319,850	$40,934,222	(12,815,395)	$(125,687,885)
Global Impact Fund
Class A
Shares Sold	218,930	$3,432,463	418,553	$6,029,801
Shares Issued for Reinvested Dividends	22,253	346,475	24,457	351,442
Shares Redeemed	(249,832)	(3,902,434)	(738,521)	(10,849,164)
Net Increase (Decrease)	(8,649)	(123,496)	(295,511)	(4,467,921)
Class C
Shares Sold	7,997	$120,517	12,728	$185,115
Shares Redeemed	(21,602)	(315,926)	(40,958)	(570,992)
Net Increase (Decrease)	(13,605)	(195,409)	(28,230)	(385,877)
Class I
Shares Sold	999,244	$15,884,186	920,639	$13,443,213
Shares Issued for Reinvested Dividends	36,015	558,586	33,911	485,270
Shares Redeemed	(1,516,659)	(23,258,961)	(1,160,745)	(16,828,329)
Net Increase (Decrease)	(481,400)	(6,816,189)	(206,195)	(2,899,846)
Class R3
Shares Sold	51,468	$790,021	79,272	$1,141,755
Shares Issued for Reinvested Dividends	1,756	26,871	2,029	28,678
Shares Redeemed	(76,858)	(1,173,910)	(102,396)	(1,470,728)
Net Increase (Decrease)	(23,634)	(357,018)	(21,095)	(300,295)
Class R4
Shares Sold	3,343	$52,233	10,270	$151,679
Shares Issued for Reinvested Dividends	521	8,098	587	8,419
Shares Redeemed	(6,335)	(96,185)	(21,080)	(296,356)
Net Increase (Decrease)	(2,471)	(35,854)	(10,223)	(136,258)
Class R5
Shares Sold	6,742	$107,920	3,032	$43,637
Shares Issued for Reinvested Dividends	540	8,286	549	7,780
Shares Redeemed	(939)	(14,921)	(8,851)	(127,264)
Net Increase (Decrease)	6,343	101,285	(5,270)	(75,847)
Class R6
Shares Sold	555,702	$8,810,003	219,106	$3,186,489
Shares Issued for Reinvested Dividends	20,118	309,011	20,247	287,105
Shares Redeemed	(468,441)	(7,166,179)	(369,976)	(5,349,298)
Net Increase (Decrease)	107,379	1,952,835	(130,623)	(1,875,704)
Class Y
Shares Sold	842,480	$12,947,451	73,239	$1,075,840
Shares Issued for Reinvested Dividends	4,226	65,080	3,961	56,323
Shares Redeemed	(44,865)	(687,752)	(87,797)	(1,270,118)
Net Increase (Decrease)	801,841	12,324,779	(10,597)	(137,955)

98

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,563,894	$24,370,437	2,337,571	$34,210,602
Shares Issued for Reinvested Dividends	71,726	1,110,324	56,192	802,983
Shares Redeemed	(727,722)	(11,354,558)	(1,131,402)	(16,475,959)
Net Increase (Decrease)	907,898	14,126,203	1,262,361	18,537,626
Total Net Increase (Decrease)	1,293,702	$20,977,136	554,617	$8,257,923
International Equity Fund
Class A
Shares Sold	249,548	$3,100,230	534,258	$6,357,821
Shares Issued for Reinvested Dividends	744,733	8,884,659	853,400	9,839,707
Shares Redeemed	(2,759,333)	(34,118,049)	(5,769,636)	(68,746,616)
Net Increase (Decrease)	(1,765,052)	(22,133,160)	(4,381,978)	(52,549,088)
Class C
Shares Sold	14,054	$172,067	19,519	$231,683
Shares Issued for Reinvested Dividends	2,819	33,654	5,027	57,808
Shares Redeemed	(76,152)	(946,205)	(242,605)	(2,878,098)
Net Increase (Decrease)	(59,279)	(740,484)	(218,059)	(2,588,607)
Class I
Shares Sold	375,784	$4,762,592	498,311	$6,026,693
Shares Issued for Reinvested Dividends	81,301	981,309	90,662	1,058,028
Shares Redeemed	(364,167)	(4,546,981)	(859,913)	(10,429,605)
Net Increase (Decrease)	92,918	1,196,920	(270,940)	(3,344,884)
Class R3
Shares Sold	38,542	$472,027	357,464	$4,360,646
Shares Issued for Reinvested Dividends	7,999	95,191	16,643	190,730
Shares Redeemed	(455,189)	(5,518,275)	(422,014)	(5,130,175)
Net Increase (Decrease)	(408,648)	(4,951,057)	(47,907)	(578,799)
Class R4
Shares Sold	11,217	$140,426	23,332	$278,310
Shares Issued for Reinvested Dividends	3,337	40,050	4,209	48,777
Shares Redeemed	(24,458)	(302,234)	(106,485)	(1,281,445)
Net Increase (Decrease)	(9,904)	(121,758)	(78,944)	(954,358)
Class R5
Shares Sold	5,202	$54,717	8,754	$89,909
Shares Issued for Reinvested Dividends	1,070	11,095	1,223	12,305
Shares Redeemed	(10,527)	(111,298)	(9,187)	(96,424)
Net Increase (Decrease)	(4,255)	(45,486)	790	5,790
Class R6
Shares Sold	104,006	$1,305,337	247,725	$3,131,519
Shares Issued for Reinvested Dividends	9,878	119,819	18,053	211,576
Shares Redeemed	(138,614)	(1,749,696)	(555,396)	(6,793,439)
Net Increase (Decrease)	(24,730)	(324,540)	(289,618)	(3,450,344)
Class Y
Shares Sold	29,151	$369,159	174,980	$2,126,041
Shares Issued for Reinvested Dividends	9,810	118,599	12,374	144,532
Shares Redeemed	(89,595)	(1,100,818)	(816,000)	(9,861,030)
Net Increase (Decrease)	(50,634)	(613,060)	(628,646)	(7,590,457)
Class F
Shares Sold	282,682	$3,547,214	498,464	$6,039,750
Shares Issued for Reinvested Dividends	108,164	1,313,109	114,524	1,343,370
Shares Redeemed	(498,497)	(6,285,958)	(881,388)	(10,715,207)
Net Increase (Decrease)	(107,651)	(1,425,635)	(268,400)	(3,332,087)
Total Net Increase (Decrease)	(2,337,235)	$(29,158,260)	(6,183,702)	$(74,382,834)

99

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
International Growth Fund
Class A
Shares Sold	136,690	$2,371,743	312,960	$5,110,947
Shares Issued for Reinvested Dividends	3,169	54,606	30,509	482,046
Shares Redeemed	(545,706)	(9,519,015)	(1,225,467)	(20,234,127)
Net Increase (Decrease)	(405,847)	(7,092,666)	(881,998)	(14,641,134)
Class C
Shares Sold	2,965	$47,472	6,300	$90,146
Shares Redeemed	(13,046)	(201,295)	(51,872)	(748,640)
Net Increase (Decrease)	(10,081)	(153,823)	(45,572)	(658,494)
Class I
Shares Sold	127,926	$2,213,186	311,011	$5,156,912
Shares Issued for Reinvested Dividends	5,714	97,477	14,094	220,425
Shares Redeemed	(221,407)	(3,841,221)	(634,309)	(10,411,274)
Net Increase (Decrease)	(87,767)	(1,530,558)	(309,204)	(5,033,937)
Class R3
Shares Sold	10,111	$176,784	8,538	$146,148
Shares Issued for Reinvested Dividends	—	—	58	935
Shares Redeemed	(3,480)	(62,921)	(11,351)	(190,895)
Net Increase (Decrease)	6,631	113,863	(2,755)	(43,812)
Class R4
Shares Sold	2,169	$38,572	34,199	$608,224
Shares Issued for Reinvested Dividends	45	795	490	7,994
Shares Redeemed	(13,895)	(255,644)	(88,707)	(1,548,425)
Net Increase (Decrease)	(11,681)	(216,277)	(54,018)	(932,207)
Class R5
Shares Sold	740	$13,683	7,061	$121,909
Shares Issued for Reinvested Dividends	117	2,107	454	7,458
Shares Redeemed	(12,689)	(228,965)	(45,578)	(779,326)
Net Increase (Decrease)	(11,832)	(213,175)	(38,063)	(649,959)
Class R6
Shares Sold	17,054	$310,985	38,756	$680,344
Shares Issued for Reinvested Dividends	595	10,725	1,157	19,116
Shares Redeemed	(14,604)	(264,292)	(56,466)	(967,294)
Net Increase (Decrease)	3,045	57,418	(16,553)	(267,834)
Class Y
Shares Sold	14,176	$263,123	37,612	$640,007
Shares Issued for Reinvested Dividends	385	6,928	933	15,385
Shares Redeemed	(20,984)	(378,898)	(51,070)	(890,580)
Net Increase (Decrease)	(6,423)	(108,847)	(12,525)	(235,188)
Class F
Shares Sold	804,873	$13,674,717	1,011,773	$16,642,889
Shares Issued for Reinvested Dividends	50,749	866,801	95,465	1,494,022
Shares Redeemed	(1,171,804)	(20,488,591)	(2,087,003)	(34,363,264)
Net Increase (Decrease)	(316,182)	(5,947,073)	(979,765)	(16,226,353)
Total Net Increase (Decrease)	(840,137)	$(15,091,138)	(2,340,453)	$(38,688,918)
International Opportunities Fund
Class A
Shares Sold	560,247	$10,645,331	1,029,904	$18,296,229
Shares Issued for Reinvested Dividends	279,075	5,112,650	329,222	5,609,944
Shares Redeemed	(1,711,145)	(32,387,466)	(3,731,976)	(66,408,171)
Net Increase (Decrease)	(871,823)	(16,629,485)	(2,372,850)	(42,501,998)
Class C
Shares Sold	20,297	$324,562	26,379	$402,019
Shares Issued for Reinvested Dividends	3,903	60,853	5,657	82,137
Shares Redeemed	(102,816)	(1,662,587)	(298,089)	(4,448,238)
Net Increase (Decrease)	(78,616)	(1,277,172)	(266,053)	(3,964,082)

100

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	1,834,325	$34,293,548	4,052,922	$72,472,068
Shares Issued for Reinvested Dividends	267,098	4,853,175	342,768	5,792,780
Shares Redeemed	(2,712,098)	(51,034,748)	(10,246,021)	(182,941,377)
Net Increase (Decrease)	(610,675)	(11,888,025)	(5,850,331)	(104,676,529)
Class R3
Shares Sold	132,765	$2,563,845	228,532	$4,170,567
Shares Issued for Reinvested Dividends	11,888	222,902	14,650	255,357
Shares Redeemed	(250,977)	(4,901,264)	(456,379)	(8,313,266)
Net Increase (Decrease)	(106,324)	(2,114,517)	(213,197)	(3,887,342)
Class R4
Shares Sold	317,285	$6,278,570	698,630	$13,200,341
Shares Issued for Reinvested Dividends	36,711	702,281	44,404	789,511
Shares Redeemed	(917,281)	(18,244,378)	(1,022,499)	(18,940,407)
Net Increase (Decrease)	(563,285)	(11,263,527)	(279,465)	(4,950,555)
Class R5
Shares Sold	974,057	$19,338,997	2,581,444	$47,793,925
Shares Issued for Reinvested Dividends	134,422	2,591,661	234,934	4,210,008
Shares Redeemed	(1,380,797)	(27,783,869)	(9,145,400)	(172,131,223)
Net Increase (Decrease)	(272,318)	(5,853,211)	(6,329,022)	(120,127,290)
Class R6
Shares Sold	5,894,633	$118,824,724	11,782,264	$225,508,807
Shares Issued for Reinvested Dividends	967,803	18,775,368	1,068,742	19,269,417
Shares Redeemed	(7,946,557)	(159,999,575)	(16,650,728)	(318,288,689)
Net Increase (Decrease)	(1,084,121)	(22,399,483)	(3,799,722)	(73,510,465)
Class Y
Shares Sold	2,640,725	$52,861,552	8,506,188	$164,343,181
Shares Issued for Reinvested Dividends	488,292	9,477,753	608,787	10,982,510
Shares Redeemed	(2,994,294)	(60,365,392)	(16,967,622)	(316,479,863)
Net Increase (Decrease)	134,723	1,973,913	(7,852,647)	(141,154,172)
Class F
Shares Sold	2,859,086	$53,791,655	6,973,281	$123,419,860
Shares Issued for Reinvested Dividends	635,844	11,546,921	650,730	10,997,333
Shares Redeemed	(4,336,952)	(81,783,791)	(6,908,901)	(123,443,017)
Net Increase (Decrease)	(842,022)	(16,445,215)	715,110	10,974,176
Total Net Increase (Decrease)	(4,294,461)	$(85,896,722)	(26,248,177)	$(483,798,257)
International Value Fund
Class A
Shares Sold	1,408,247	$26,824,532	2,184,874	$39,417,693
Shares Issued for Reinvested Dividends	250,042	4,408,241	188,285	3,306,279
Shares Redeemed	(1,003,335)	(18,863,739)	(1,967,284)	(35,500,892)
Net Increase (Decrease)	654,954	12,369,034	405,875	7,223,080
Class C
Shares Sold	107,286	$2,045,275	126,687	$2,258,819
Shares Issued for Reinvested Dividends	9,233	161,577	7,119	124,077
Shares Redeemed	(65,351)	(1,199,251)	(74,089)	(1,336,108)
Net Increase (Decrease)	51,168	1,007,601	59,717	1,046,788
Class I
Shares Sold	106,802,825	$2,007,599,380	63,870,608	$1,169,796,261
Shares Issued for Reinvested Dividends	4,819,829	85,359,174	3,105,227	54,776,199
Shares Redeemed	(38,252,020)	(728,091,253)	(46,002,585)	(831,896,561)
Net Increase (Decrease)	73,370,634	1,364,867,301	20,973,250	392,675,899
Class R3
Shares Sold	29,559	$565,419	18,214	$324,986
Shares Issued for Reinvested Dividends	1,401	24,801	1,446	25,486
Shares Redeemed	(3,605)	(69,322)	(27,703)	(500,352)
Net Increase (Decrease)	27,355	520,898	(8,043)	(149,880)

101

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	75,972	$1,410,254	188,407	$3,402,544
Shares Issued for Reinvested Dividends	11,559	203,426	5,764	101,111
Shares Redeemed	(152,494)	(2,918,200)	(77,041)	(1,400,510)
Net Increase (Decrease)	(64,963)	(1,304,520)	117,130	2,103,145
Class R5
Shares Sold	319,502	$6,080,450	711,095	$12,762,577
Shares Issued for Reinvested Dividends	96,715	1,719,589	61,961	1,097,331
Shares Redeemed	(419,712)	(8,209,584)	(307,030)	(5,672,252)
Net Increase (Decrease)	(3,495)	(409,545)	466,026	8,187,656
Class R6
Shares Sold	2,157,219	$41,962,371	4,721,493	$88,167,245
Shares Issued for Reinvested Dividends	725,981	13,212,856	509,265	9,222,797
Shares Redeemed	(3,018,080)	(59,831,368)	(2,873,982)	(54,409,802)
Net Increase (Decrease)	(134,880)	(4,656,141)	2,356,776	42,980,240
Class Y
Shares Sold	10,366,573	$203,809,054	41,772,358	$767,231,144
Shares Issued for Reinvested Dividends	2,182,034	39,691,198	1,125,591	20,373,203
Shares Redeemed	(13,964,207)	(272,179,652)	(15,930,704)	(304,496,181)
Net Increase (Decrease)	(1,415,600)	(28,679,400)	26,967,245	483,108,166
Class F
Shares Sold	31,095,766	$587,451,168	14,646,784	$264,911,101
Shares Issued for Reinvested Dividends	1,396,318	24,742,757	986,082	17,404,351
Shares Redeemed	(4,784,777)	(91,299,611)	(12,081,380)	(221,193,155)
Net Increase (Decrease)	27,707,307	520,894,314	3,551,486	61,122,297
Total Net Increase (Decrease)	100,192,480	$1,864,609,542	54,889,462	$998,297,391
China A Fund
Class A
Shares Sold	10,970	$118,749	11,336	$115,425
Shares Issued for Reinvested Dividends	173	1,779	80	757
Shares Redeemed	(7,854)	(83,173)	(105,604)	(999,632)
Net Increase (Decrease)	3,289	37,355	(94,188)	(883,450)
Class C
Shares Sold	—	$—	7,448	$70,000
Shares Redeemed	(494)	(5,320)	(200)	(1,841)
Net Increase (Decrease)	(494)	(5,320)	7,248	68,159
Class I
Shares Sold	—	$3	57,579	$531,671
Shares Issued for Reinvested Dividends	331	3,408	1,390	13,221
Shares Redeemed	(5,508)	(57,241)	(451,071)	(4,325,556)
Net Increase (Decrease)	(5,177)	(53,830)	(392,102)	(3,780,664)
Class Y
Shares Sold	1,842	$20,534	—	$—
Shares Issued for Reinvested Dividends	84	871	58	556
Shares Redeemed	—	—	(6,486)	(62,662)
Net Increase (Decrease)	1,926	21,405	(6,428)	(62,106)
Class F
Shares Sold	96,022	$1,000,000	—	$—
Shares Issued for Reinvested Dividends	9,513	98,074	8,511	81,111
Shares Redeemed	—	—	(522,869)	(4,791,149)
Net Increase (Decrease)	105,535	1,098,074	(514,358)	(4,710,038)
Class SDR
Shares Sold	1	$10	47	$501
Shares Issued for Reinvested Dividends	—	4	—	—
Shares Redeemed	—	(1)	—	—
Net Increase (Decrease)	1	13	47	501
Total Net Increase (Decrease)	105,080	$1,097,697	(999,781)	$(9,367,598)

102

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Diversified Emerging Markets Fund
Class A
Shares Sold	1,164	$10,249	4,252	$33,507
Shares Issued for Reinvested Dividends	107	911	54	425
Shares Redeemed	(254)	(2,186)	(67)	(566)
Net Increase (Decrease)	1,017	8,974	4,239	33,366
Class C
Shares Sold	—	$—	262	$2,208
Shares Issued for Reinvested Dividends	7	59	6	45
Net Increase (Decrease)	7	59	268	2,253
Class I
Shares Sold	—	$—	822	$6,500
Shares Issued for Reinvested Dividends	708	5,996	764	6,013
Shares Redeemed	(16,183)	(140,171)	(4,215)	(35,436)
Net Increase (Decrease)	(15,475)	(134,175)	(2,629)	(22,923)
Class Y
Shares Sold	53	$472	221	$1,828
Shares Issued for Reinvested Dividends	30	253	28	222
Shares Redeemed	—	—	(134)	(1,242)
Net Increase (Decrease)	83	725	115	808
Class F
Shares Issued for Reinvested Dividends	36,276	$306,169	35,530	$278,908
Net Increase (Decrease)	36,276	306,169	35,530	278,908
Class SDR
Shares Sold	514,773	$4,442,240	356,301	$2,935,494
Shares Issued for Reinvested Dividends	13,273	112,024	18,351	144,059
Shares Redeemed	(1,320,779)	(11,351,842)	(845,525)	(6,981,659)
Net Increase (Decrease)	(792,733)	(6,797,578)	(470,873)	(3,902,106)
Total Net Increase (Decrease)	(770,825)	$(6,615,826)	(433,350)	$(3,609,694)
Hartford Schroders Emerging Markets Equity Fund
Class A
Shares Sold	12,613,859	$214,823,069	38,757,962	$634,396,192
Shares Issued for Reinvested Dividends	802,715	13,493,640	789,474	12,260,537
Shares Redeemed	(86,963,767)	(1,469,940,443)	(19,048,141)	(304,282,945)
Net Increase (Decrease)	(73,547,193)	(1,241,623,734)	20,499,295	342,373,784
Class C
Shares Sold	2,337	$38,690	10,318	$164,285
Shares Issued for Reinvested Dividends	68	1,137	810	12,460
Shares Redeemed	(45,617)	(775,185)	(93,722)	(1,454,494)
Net Increase (Decrease)	(43,212)	(735,358)	(82,594)	(1,277,749)
Class I
Shares Sold	20,198,129	$342,756,390	35,815,410	$581,893,298
Shares Issued for Reinvested Dividends	574,504	9,628,677	657,834	10,176,686
Shares Redeemed	(73,397,126)	(1,259,171,691)	(31,076,788)	(507,346,441)
Net Increase (Decrease)	(52,624,493)	(906,786,624)	5,396,456	84,723,543
Class R3
Shares Sold	855	$14,484	1,788	$28,764
Shares Issued for Reinvested Dividends	52	867	50	772
Shares Redeemed	(14)	(249)	(1,026)	(15,925)
Net Increase (Decrease)	893	15,102	812	13,611
Class R4
Shares Sold	26,632	$448,545	67,266	$1,092,172
Shares Issued for Reinvested Dividends	3,507	58,995	4,463	69,311
Shares Redeemed	(25,512)	(436,489)	(75,565)	(1,226,387)
Net Increase (Decrease)	4,627	71,051	(3,836)	(64,904)

103

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	212	$3,672	357	$5,740
Shares Issued for Reinvested Dividends	24	406	8	126
Shares Redeemed	(236)	(4,044)	(157)	(2,640)
Net Increase (Decrease)	—	34	208	3,226
Class Y
Shares Sold	504,354	$8,752,894	766,685	$12,442,254
Shares Issued for Reinvested Dividends	64,073	1,082,840	92,206	1,438,412
Shares Redeemed	(681,237)	(11,677,500)	(2,383,075)	(39,426,557)
Net Increase (Decrease)	(112,810)	(1,841,766)	(1,524,184)	(25,545,891)
Class F
Shares Sold	95,539,215	$1,611,536,063	8,956,019	$146,175,728
Shares Issued for Reinvested Dividends	79,338	1,328,918	96,845	1,497,226
Shares Redeemed	(28,539,096)	(476,413,815)	(12,311,047)	(203,198,439)
Net Increase (Decrease)	67,079,457	1,136,451,166	(3,258,183)	(55,525,485)
Class SDR
Shares Sold	11,057,788	$189,376,193	18,150,401	$301,064,778
Shares Issued for Reinvested Dividends	1,433,674	24,057,045	1,663,585	25,768,935
Shares Redeemed	(16,531,433)	(285,040,205)	(17,364,145)	(288,616,161)
Net Increase (Decrease)	(4,039,971)	(71,606,967)	2,449,841	38,217,552
Total Net Increase (Decrease)	(63,282,702)	$(1,086,057,096)	23,477,815	$382,917,687
International Contrarian Value Fund
Class A(1)
Shares Sold	20,497	$284,858	31,772	$404,247
Shares Issued for Reinvested Dividends	877	11,141	112	1,318
Shares Redeemed	(18,202)	(240,500)	(146)	(1,766)
Net Increase (Decrease)	3,172	55,499	31,738	403,799
Class C(1)
Shares Sold	1,387	$19,904	9,099	$100,000
Shares Issued for Reinvested Dividends	194	2,490	38	437
Net Increase (Decrease)	1,581	22,394	9,137	100,437
Class I
Shares Sold	1,442,364	$20,091,105	496,302	$6,402,310
Shares Issued for Reinvested Dividends	49,441	625,905	16,693	195,682
Shares Redeemed	(284,233)	(3,785,209)	(99,314)	(1,156,471)
Net Increase (Decrease)	1,207,572	16,931,801	413,681	5,441,521
Class R5(1)
Shares Sold	466	$6,375	9,099	$100,000
Shares Issued for Reinvested Dividends	306	3,872	143	1,679
Net Increase (Decrease)	772	10,247	9,242	101,679
Class Y(1)
Shares Sold	36,168	$513,101	17,438	$207,150
Shares Issued for Reinvested Dividends	580	7,338	143	1,679
Shares Redeemed	(274)	(3,466)	—	—
Net Increase (Decrease)	36,474	516,973	17,581	208,829
Class F(1)
Shares Sold	3,312,966	$43,017,040	238,910	$3,190,995
Shares Issued for Reinvested Dividends	112,505	1,420,890	153	1,787
Shares Redeemed	(717,470)	(9,618,601)	(52)	(702)
Net Increase (Decrease)	2,708,001	34,819,329	239,011	3,192,080
Class SDR
Shares Sold	—	$—	37	$500
Shares Issued for Reinvested Dividends	1	16	—	—
Net Increase (Decrease)	1	16	37	500
Total Net Increase (Decrease)	3,957,573	$52,356,259	720,427	$9,448,845

104

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
International Multi-Cap Value Fund
Class A
Shares Sold	520,646	$5,522,845	1,013,226	$10,028,854
Shares Issued for Reinvested Dividends	118,909	1,221,708	285,459	2,879,044
Shares Redeemed	(1,205,229)	(12,622,688)	(2,264,045)	(22,583,694)
Net Increase (Decrease)	(565,674)	(5,878,135)	(965,360)	(9,675,796)
Class C
Shares Sold	14,819	$154,569	34,985	$352,675
Shares Issued for Reinvested Dividends	4,810	48,453	15,022	149,774
Shares Redeemed	(139,665)	(1,462,832)	(341,878)	(3,428,794)
Net Increase (Decrease)	(120,036)	(1,259,810)	(291,871)	(2,926,345)
Class I
Shares Sold	3,891,560	$40,735,950	8,505,974	$84,712,206
Shares Issued for Reinvested Dividends	601,658	6,189,033	1,520,770	15,297,072
Shares Redeemed	(7,895,466)	(83,258,091)	(26,013,047)	(256,348,921)
Net Increase (Decrease)	(3,402,248)	(36,333,108)	(15,986,303)	(156,339,643)
Class R3
Shares Sold	157,266	$1,646,116	380,105	$3,789,399
Shares Issued for Reinvested Dividends	16,426	167,640	39,905	401,068
Shares Redeemed	(238,651)	(2,483,653)	(458,084)	(4,612,714)
Net Increase (Decrease)	(64,959)	(669,897)	(38,074)	(422,247)
Class R4
Shares Sold	21,504	$222,851	83,564	$807,111
Shares Issued for Reinvested Dividends	5,157	52,562	14,285	143,303
Shares Redeemed	(166,234)	(1,698,167)	(210,591)	(2,099,088)
Net Increase (Decrease)	(139,573)	(1,422,754)	(112,742)	(1,148,674)
Class R5
Shares Sold	84,295	$880,672	272,717	$2,694,990
Shares Issued for Reinvested Dividends	21,303	217,950	54,604	550,779
Shares Redeemed	(673,925)	(6,786,811)	(292,762)	(2,937,782)
Net Increase (Decrease)	(568,327)	(5,688,189)	34,559	307,987
Class Y
Shares Sold	1,647,727	$17,148,703	3,197,924	$31,514,850
Shares Issued for Reinvested Dividends	284,757	2,925,124	744,488	7,459,521
Shares Redeemed	(3,430,992)	(36,531,242)	(15,899,961)	(152,383,927)
Net Increase (Decrease)	(1,498,508)	(16,457,415)	(11,957,549)	(113,409,556)
Class F
Shares Sold	3,763,339	$39,360,216	8,668,402	$86,781,767
Shares Issued for Reinvested Dividends	499,393	5,142,627	1,279,655	12,914,452
Shares Redeemed	(11,461,647)	(119,071,025)	(29,087,406)	(274,649,208)
Net Increase (Decrease)	(7,198,915)	(74,568,182)	(19,139,349)	(174,952,989)
Class SDR
Shares Sold	6,570,270	$68,855,021	13,288,223	$132,605,725
Shares Issued for Reinvested Dividends	937,598	9,653,996	2,134,710	21,490,212
Shares Redeemed	(7,420,745)	(77,963,649)	(25,032,637)	(248,226,085)
Net Increase (Decrease)	87,123	545,368	(9,609,704)	(94,130,148)
Total Net Increase (Decrease)	(13,471,117)	$(141,732,122)	(58,066,393)	$(552,697,411)
International Stock Fund
Class A
Shares Sold	2,883,856	$54,884,643	4,207,590	$75,740,358
Shares Issued for Reinvested Dividends	191,709	3,531,290	171,420	2,958,709
Shares Redeemed	(2,063,119)	(39,311,965)	(4,181,443)	(74,304,847)
Net Increase (Decrease)	1,012,446	19,103,968	197,567	4,394,220
Class C
Shares Sold	81,975	$1,478,525	206,628	$3,526,901
Shares Issued for Reinvested Dividends	3,722	64,942	4,522	73,934
Shares Redeemed	(145,311)	(2,613,390)	(280,940)	(4,782,968)
Net Increase (Decrease)	(59,614)	(1,069,923)	(69,790)	(1,182,133)

105

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	48,303,411	$887,663,113	79,163,463	$1,372,831,814
Shares Issued for Reinvested Dividends	2,601,202	46,223,359	2,034,735	33,898,686
Shares Redeemed	(32,667,584)	(597,179,590)	(60,131,492)	(1,038,944,673)
Net Increase (Decrease)	18,237,029	336,706,882	21,066,706	367,785,827
Class R3
Shares Sold	31,133	$562,766	39,760	$686,598
Shares Issued for Reinvested Dividends	1,659	29,321	1,443	23,910
Shares Redeemed	(8,572)	(157,886)	(36,340)	(637,212)
Net Increase (Decrease)	24,220	434,201	4,863	73,296
Class R4
Shares Sold	18,605	$337,357	50,069	$871,109
Shares Issued for Reinvested Dividends	1,702	30,248	2,009	33,453
Shares Redeemed	(28,801)	(532,686)	(102,488)	(1,780,771)
Net Increase (Decrease)	(8,494)	(165,081)	(50,410)	(876,209)
Class R5
Shares Sold	170,873	$3,138,452	303,793	$5,240,819
Shares Issued for Reinvested Dividends	21,575	383,600	22,453	374,294
Shares Redeemed	(300,187)	(5,492,537)	(505,473)	(8,824,693)
Net Increase (Decrease)	(107,739)	(1,970,485)	(179,227)	(3,209,580)
Class Y
Shares Sold	190,207	$3,503,197	400,862	$6,955,028
Shares Issued for Reinvested Dividends	20,989	374,233	92,607	1,547,461
Shares Redeemed	(387,313)	(7,256,149)	(6,689,787)	(111,416,803)
Net Increase (Decrease)	(176,117)	(3,378,719)	(6,196,318)	(102,914,314)
Class F
Shares Sold	17,581,660	$325,008,840	35,327,494	$620,959,227
Shares Issued for Reinvested Dividends	1,403,191	24,962,764	1,054,408	17,576,974
Shares Redeemed	(11,293,819)	(207,963,410)	(17,722,554)	(309,965,105)
Net Increase (Decrease)	7,691,032	142,008,194	18,659,348	328,571,096
Class SDR
Shares Sold	11,915,591	$220,219,921	13,281,923	$231,183,783
Shares Issued for Reinvested Dividends	743,416	13,210,501	612,621	10,206,266
Shares Redeemed	(6,482,930)	(119,536,605)	(11,547,413)	(201,187,942)
Net Increase (Decrease)	6,176,077	113,893,817	2,347,131	40,202,107
Total Net Increase (Decrease)	32,788,840	$605,562,854	35,779,870	$632,844,310

(1)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
13.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
14.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

106

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

15.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
16.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a plan of liquidation for the China A Fund and the Diversified Emerging Markets Fund pursuant to which each of these Funds will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of The Hartford Mutual Funds II, Inc.).

107

Hartford International/Global Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

108

Hartford International/Global Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

109

Hartford International/Global Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

110

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

111

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-GE25 06/25 Printed in the U.S.A.

Hartford Fixed
Income Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼Hartford Dynamic Bond Fund
◼The Hartford Emerging Markets Local Debt Fund
◼The Hartford Floating Rate Fund
◼The Hartford High Yield Fund
◼The Hartford Inflation Plus Fund
◼Hartford Low Duration High Income Fund
◼The Hartford Municipal Opportunities Fund
◼Hartford Municipal Short Duration Fund
◼Hartford Schroders Core Fixed Income Fund
◼Hartford Schroders Emerging Markets Multi-Sector Bond Fund
◼Hartford Schroders Tax-Aware Bond Fund
◼The Hartford Short Duration Fund
◼The Hartford Strategic Income Fund
◼Hartford Sustainable Municipal Bond Fund
◼The Hartford Total Return Bond Fund
◼The Hartford World Bond Fund

Hartford Fixed Income Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Dynamic Bond Fund	4
The Hartford Emerging Markets Local Debt Fund	9
The Hartford Floating Rate Fund	19
The Hartford High Yield Fund	28
The Hartford Inflation Plus Fund	34
Hartford Low Duration High Income Fund	41
The Hartford Municipal Opportunities Fund	50
Hartford Municipal Short Duration Fund	61
Hartford Schroders Core Fixed Income Fund	65
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	70
Hartford Schroders Tax-Aware Bond Fund	75
The Hartford Short Duration Fund	80
The Hartford Strategic Income Fund	93
Hartford Sustainable Municipal Bond Fund	120
The Hartford Total Return Bond Fund	125
The Hartford World Bond Fund	145
Glossary	169
Statements of Assets and Liabilities:
Hartford Dynamic Bond Fund	170
The Hartford Emerging Markets Local Debt Fund	170
The Hartford Floating Rate Fund	170
The Hartford High Yield Fund	170
The Hartford Inflation Plus Fund	170
Hartford Low Duration High Income Fund	170
The Hartford Municipal Opportunities Fund	172
Hartford Municipal Short Duration Fund	172
Hartford Schroders Core Fixed Income Fund	172
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	172
Hartford Schroders Tax-Aware Bond Fund	172
The Hartford Short Duration Fund	172
The Hartford Strategic Income Fund	174
Hartford Sustainable Municipal Bond Fund	174
The Hartford Total Return Bond Fund	174
The Hartford World Bond Fund	174
Statements of Operations:
Hartford Dynamic Bond Fund	176
The Hartford Emerging Markets Local Debt Fund	176
The Hartford Floating Rate Fund	176
The Hartford High Yield Fund	176

Hartford Fixed Income Funds

Hartford Fixed Income Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Dynamic Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3%
	Advertising - 0.2%
$ 5,415,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(1)	$5,029,227
	Aerospace & Defense - 0.3%
	Boeing Co.
235,000	3.63%, 02/01/2031	219,562
626,000	5.15%, 05/01/2030	631,964
1,960,000	6.39%, 05/01/2031	2,091,451
3,230,000	6.53%, 05/01/2034	3,469,486
		6,412,463
	Airlines - 0.2%
4,325,000	American Airlines, Inc. 8.50%, 05/15/2029(1)(2)	4,408,014
	Auto Manufacturers - 1.1%
7,310,000	Ford Motor Co. 4.75%, 01/15/2043	5,466,204
	Ford Motor Credit Co. LLC
6,045,000	2.90%, 02/10/2029	5,377,915
5,170,000	5.88%, 11/07/2029	5,088,019
4,210,000	5.92%, 03/20/2028	4,187,561
	General Motors Financial Co., Inc.
3,130,000	3.10%, 01/12/2032	2,682,229
2,095,000	5.55%, 07/15/2029	2,110,199
		24,912,127
	Beverages - 0.2%
3,110,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	3,020,238
2,145,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	2,187,900
		5,208,138
	Biotechnology - 0.2%
5,835,000	Royalty Pharma PLC 2.20%, 09/02/2030	5,062,389
	Chemicals - 3.3%
	Braskem Netherlands Finance BV
15,180,000	4.50%, 01/31/2030(3)	12,584,598
2,780,000	5.88%, 01/31/2050(3)	1,882,304
5,225,000	8.00%, 10/15/2034(1)	4,662,006
5,740,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033	5,388,049
8,910,000	Chemours Co. 4.63%, 11/15/2029(1)	7,461,032
6,970,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	6,065,716
	OCP SA
4,425,000	6.10%, 04/30/2030(1)	4,427,884
10,125,000	6.70%, 03/01/2036(1)	10,019,521
3,780,000	Olympus Water U.S. Holding Corp. 7.25%, 06/15/2031(1)	3,780,000
6,060,000	Sasol Financing USA LLC 5.50%, 03/18/2031	4,691,024
5,225,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(1)	5,005,556
8,840,000	Tronox, Inc. 4.63%, 03/15/2029(1)	7,155,757
		73,123,447
	Commercial Banks - 0.7%
10,945,000	Bank of America Corp. 6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(4)(5)	10,950,041
7,180,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(4)	5,609,303
		16,559,344
	Commercial Services - 1.3%
	Adani Ports & Special Economic Zone Ltd.
13,270,000	3.10%, 02/02/2031(3)	10,676,200
6,270,000	3.83%, 02/02/2032(3)	5,128,806
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Commercial Services - 1.3% - (continued)
$ 5,831,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(1)	$5,583,467
2,810,000	JSW Infrastructure Ltd. 4.95%, 01/21/2029(3)	2,683,520
5,870,000	Valvoline, Inc. 3.63%, 06/15/2031(1)	5,141,090
		29,213,083
	Construction Materials - 0.8%
6,825,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	6,548,286
4,950,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	4,953,559
5,245,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	5,132,985
		16,634,830
	Diversified Financial Services - 1.5%
17,160,000	AGFC Capital Trust I 6.27%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(6)	11,497,200
9,945,000	Citadel Finance LLC 5.90%, 02/10/2030(1)	9,876,436
5,130,000	Freedom Mortgage Holdings LLC 8.38%, 04/01/2032(1)	5,017,294
1,290,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	1,281,009
2,720,000	Muthoot Finance Ltd. 6.38%, 04/23/2029(3)	2,630,907
2,540,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,459,479
		32,762,325
	Electric - 2.4%
6,525,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(1)	5,643,221
9,159,294	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	8,010,260
3,425,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	3,184,558
6,270,000	Emera U.S. Finance LP 2.64%, 06/15/2031	5,447,163
	Pacific Gas & Electric Co.
14,260,000	2.50%, 02/01/2031	12,306,848
9,369,000	4.55%, 07/01/2030	9,088,118
4,220,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	3,911,185
	XPLR Infrastructure Operating Partners LP
2,595,000	4.50%, 09/15/2027(1)	2,453,408
2,530,000	7.25%, 01/15/2029(1)	2,503,902
		52,548,663
	Electronics - 0.2%
4,060,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	3,876,790
	Energy-Alternate Sources - 0.5%
	Greenko Power II Ltd.
5,298,075	4.30%, 12/13/2028(3)	4,851,253
2,342,175	4.30%, 12/13/2028(1)	2,144,644
4,965,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	4,806,943
		11,802,840
	Engineering & Construction - 0.4%
	IHS Holding Ltd.
3,875,000	6.25%, 11/29/2028(3)	3,678,548
820,000	7.88%, 05/29/2030(3)	790,433
950,000	8.25%, 11/29/2031(3)	914,770
3,475,000	Mexico City Airport Trust 5.50%, 07/31/2047(3)	2,710,500
		8,094,251
	Entertainment - 1.9%
	Caesars Entertainment, Inc.
5,315,000	4.63%, 10/15/2029(1)	4,906,560
3,575,000	6.00%, 10/15/2032(1)(2)	3,370,309
The accompanying notes are an integral part of these financial statements.

4

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Entertainment - 1.9% - (continued)
$ 2,705,000	6.50%, 02/15/2032(1)	$2,719,169
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
3,000,000	4.63%, 04/16/2029(1)	2,580,964
5,800,000	4.63%, 04/06/2031(1)	4,648,026
	Warnermedia Holdings, Inc.
5,785,000	4.05%, 03/15/2029	5,403,675
16,425,000	5.05%, 03/15/2042	12,380,564
9,861,000	5.14%, 03/15/2052	6,741,593
		42,750,860
	Environmental Control - 0.5%
3,390,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	3,311,691
1,620,000	Madison IAQ LLC 4.13%, 06/30/2028(1)	1,546,713
5,445,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	5,087,688
		9,946,092
	Food - 1.6%
5,480,000	B&G Foods, Inc. 8.00%, 09/15/2028(1)	5,436,902
12,240,000	MARB BondCo PLC 3.95%, 01/29/2031(3)	10,586,586
15,250,000	Minerva Luxembourg SA 4.38%, 03/18/2031(3)	13,420,322
5,605,000	Post Holdings, Inc. 4.50%, 09/15/2031(1)	5,100,769
		34,544,579
	Gas - 0.5%
10,815,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	11,095,190
	Hand/Machine Tools - 0.7%
15,935,000	Regal Rexnord Corp. 6.30%, 02/15/2030	16,458,045
	Healthcare - Services - 2.0%
5,635,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	5,327,109
	Centene Corp.
23,459,000	2.45%, 07/15/2028	21,567,034
2,760,000	2.50%, 03/01/2031	2,340,237
7,310,000	3.00%, 10/15/2030	6,419,969
5,825,000	IQVIA, Inc. 5.70%, 05/15/2028	5,927,287
2,715,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,747,094
		44,328,730
	Insurance - 1.7%
5,010,000	American National Group, Inc. 5.75%, 10/01/2029	5,091,670
10,901,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(1)	11,060,701
9,845,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(4)	9,988,080
	SBL Holdings, Inc.
10,235,000	5.00%, 02/18/2031(1)	9,130,680
2,280,000	7.20%, 10/30/2034(1)	2,137,414
		37,408,545
	Iron/Steel - 0.3%
6,485,000	CSN Resources SA 4.63%, 06/10/2031(3)	4,912,631
1,980,000	JSW Steel Ltd. 5.05%, 04/05/2032(3)	1,758,308
		6,670,939
	IT Services - 0.8%
2,625,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	2,683,346
	Gartner, Inc.
1,081,000	3.63%, 06/15/2029(1)	1,016,140
3,670,000	3.75%, 10/01/2030(1)	3,376,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	IT Services - 0.8% - (continued)
$ 1,260,000	4.50%, 07/01/2028(1)	$1,241,961
11,015,000	McAfee Corp. 7.38%, 02/15/2030(1)	9,514,613
		17,832,460
	Lodging - 1.1%
11,055,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(7)	11,117,207
7,585,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(1)	6,844,512
	Wynn Macau Ltd.
4,715,000	5.13%, 12/15/2029(3)	4,353,029
2,880,000	5.63%, 08/26/2028(1)	2,748,972
		25,063,720
	Media - 4.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
25,575,000	2.80%, 04/01/2031	22,211,552
8,915,000	3.70%, 04/01/2051	5,493,461
2,810,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027(1)	2,715,791
11,635,000	Discovery Communications LLC 4.13%, 05/15/2029	10,878,558
	Paramount Global
2,290,000	4.20%, 05/19/2032	2,048,926
7,580,000	4.38%, 03/15/2043	5,460,217
12,550,000	4.95%, 01/15/2031	12,141,405
4,950,000	6.88%, 04/30/2036	4,970,224
7,700,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	7,060,900
11,640,000	Univision Communications, Inc. 4.50%, 05/01/2029(1)	9,981,489
6,620,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	5,776,916
5,580,000	Ziggo BV 4.88%, 01/15/2030(1)	5,137,191
		93,876,630
	Mining - 1.5%
	First Quantum Minerals Ltd.
2,780,000	8.00%, 03/01/2033(1)	2,750,473
2,600,000	9.38%, 03/01/2029(1)	2,727,273
12,100,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	10,950,882
4,425,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	4,316,290
3,080,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(1)	2,767,761
5,995,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	5,034,217
	Vedanta Resources Finance II PLC
2,400,000	9.85%, 04/24/2033(3)	2,177,223
3,430,000	10.88%, 09/17/2029(3)	3,328,630
		34,052,749
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
4,190,000	3.28%, 12/01/2028	3,931,347
2,770,000	3.57%, 12/01/2031	2,493,597
		6,424,944
	Oil & Gas - 2.5%
620,000	Aker BP ASA 3.10%, 07/15/2031(1)	543,153
11,935,000	Apache Corp. 4.75%, 04/15/2043	9,017,991
	CVR Energy, Inc.
3,060,000	5.75%, 02/15/2028(1)	2,792,641
1,355,000	8.50%, 01/15/2029(1)	1,245,104
3,025,000	Devon Energy Corp. 5.20%, 09/15/2034	2,836,281
	Ecopetrol SA
8,620,000	4.63%, 11/02/2031	7,040,359
7,025,000	5.88%, 05/28/2045	4,707,666
	EQT Corp.
2,095,000	4.50%, 01/15/2029(1)	2,032,140
The accompanying notes are an integral part of these financial statements.

5

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Oil & Gas - 2.5% - (continued)
$ 2,845,000	4.75%, 01/15/2031(1)	$2,747,573
6,250,000	Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 02/01/2031(1)	5,609,842
2,580,000	Occidental Petroleum Corp. 6.13%, 01/01/2031	2,604,701
2,350,000	Ovintiv, Inc. 6.25%, 07/15/2033	2,316,131
	Patterson-UTI Energy, Inc.
680,000	5.15%, 11/15/2029	657,357
795,000	7.15%, 10/01/2033	782,194
1,180,000	Range Resources Corp. 4.75%, 02/15/2030(1)	1,115,562
	SM Energy Co.
5,084,000	6.75%, 08/01/2029(1)	4,746,571
2,801,000	7.00%, 08/01/2032(1)	2,582,168
2,760,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)(2)	2,144,224
		55,521,658
	Packaging & Containers - 0.3%
7,225,000	Owens-Brockway Glass Container, Inc. 7.38%, 06/01/2032(1)	7,050,266
	Pharmaceuticals - 0.6%
5,485,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	5,370,770
1,605,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	1,689,616
8,136,000	Viatris, Inc. 2.70%, 06/22/2030	7,043,340
		14,103,726
	Pipelines - 1.5%
650,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 06/15/2029(1)	634,338
5,123,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(1)	5,056,567
410,000	DT Midstream, Inc. 4.38%, 06/15/2031(1)	377,626
2,725,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(4)	2,722,281
5,215,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(4)	5,114,033
11,020,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(4)	10,167,980
	Whistler Pipeline LLC
5,155,000	5.40%, 09/30/2029(1)	5,193,979
4,677,000	5.70%, 09/30/2031(1)	4,746,804
		34,013,608
	REITS - 0.2%
5,755,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	5,424,845
	Retail - 0.9%
2,925,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 01/15/2029(1)	2,709,662
1,295,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,273,253
535,000	Murphy Oil USA, Inc. 3.75%, 02/15/2031(1)	482,195
11,090,000	PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(1)	10,599,291
5,215,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	4,900,177
		19,964,578
	Semiconductors - 1.4%
9,620,000	Entegris, Inc. 4.75%, 04/15/2029(1)	9,361,527
1,910,000	Foundry JV Holdco LLC 5.50%, 01/25/2031(1)	1,932,653
5,520,000	Microchip Technology, Inc. 5.05%, 02/15/2030	5,494,828
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Semiconductors - 1.4% - (continued)
	Micron Technology, Inc.
$ 3,110,000	2.70%, 04/15/2032	$2,633,730
4,050,000	5.65%, 11/01/2032	4,102,303
2,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	2,758,377
5,825,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	5,092,388
		31,375,806
	Software - 0.8%
6,095,000	MSCI, Inc. 4.00%, 11/15/2029(1)	5,835,048
5,625,000	Open Text Corp. 3.88%, 12/01/2029(1)	5,182,867
8,275,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	7,646,714
		18,664,629
	Telecommunications - 0.6%
2,660,000	Iliad Holding SASU 7.00%, 04/15/2032(1)	2,696,260
11,520,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	10,124,667
		12,820,927
	Water - 0.1%
1,660,000	Aegea Finance SARL 6.75%, 05/20/2029(3)	1,644,006
	Total Corporate Bonds (cost $878,787,204)	$876,685,463
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
	Colombia - 0.5%
10,955,000	Colombia Government International Bonds 8.50%, 04/25/2035	$11,127,199
	Panama - 0.2%
7,160,000	Panama Government International Bonds 2.25%, 09/29/2032	5,226,452
	Total Foreign Government Obligations (cost $15,857,271)	$16,353,651
U.S. GOVERNMENT SECURITIES - 59.1%
	U.S. Treasury Securities - 59.1%
	U.S. Treasury Bonds - 3.9%
34,270,000	4.63%, 02/15/2055	$33,911,236
49,480,000	5.50%, 08/15/2028	52,487,456
		86,398,692
	U.S. Treasury Notes - 55.2%
42,680,000	3.75%, 04/15/2028	42,876,728
101,965,000	3.88%, 03/15/2028	102,801,431
139,575,000	3.88%, 04/30/2030	140,567,292
41,275,000	4.00%, 01/31/2029	41,778,039
343,545,000	4.00%, 03/31/2030	347,812,475
3,940,000	4.13%, 10/31/2029	4,009,720
83,525,000	4.13%, 03/31/2032	84,516,859
60,275,000	4.25%, 01/15/2028	61,285,077
21,085,000	4.25%, 02/15/2028	21,452,340
47,680,000	4.63%, 09/30/2028	49,212,838
312,675,000	4.63%, 04/30/2029(8)	323,752,978
13,510,000	4.63%, 02/15/2035	14,016,625
		1,234,082,402
	Total U.S. Government Securities (cost $1,305,713,358)	$1,320,481,094
The accompanying notes are an integral part of these financial statements.

6

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.5%
	Banks - 0.2%
125,000	Bank of America Corp. Series QQ, 4.25%(9)		$2,150,000
100,000	JP Morgan Chase & Co. Series LL, 4.63%(9)		1,950,000
			4,100,000
	Financial Services - 0.1%
100,000	Capital One Financial Corp. Series J, 4.80%(9)		1,816,000
	Telecommunication Services - 0.2%
100,000	AT&T, Inc. Series C, 4.75%(9)		1,906,000
109,844	U.S. Cellular Corp. (Preference Shares), 5.50%		2,436,340
			4,342,340
	Utilities - 0.0%
90,000	Southern Co. Series 2020, 4.95%		1,804,500
	Total Preferred Stocks (cost $12,676,264)		$12,062,840
	Total Long-Term Investments (cost $2,213,034,097)		$2,225,583,048
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
5,898,023	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(10)		$5,898,023
	Total Short-Term Investments (cost $5,898,023)		$5,898,023
	Total Investments (cost $2,218,932,120)	99.9%	$2,231,481,071
	Other Assets and Liabilities	0.1%	2,655,787
	Net Assets	100.0%	$2,234,136,858
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$450,829,980, representing 20.2% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $102,634,019, representing 4.6% of net assets.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $11,091,502 at April 30, 2025.
(8)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $414,172.
(9)	Perpetual security with no stated maturity date.
(10)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S44.V1	USD	2,070,000	5.00%	06/20/2030	Quarterly	$50,260	$—	$83,212	$32,952
Total centrally cleared credit default swap contracts						$50,260	$—	$83,212	$32,952

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

7

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$876,685,463	$—	$876,685,463	$—
Foreign Government Obligations	16,353,651	—	16,353,651	—
U.S. Government Securities	1,320,481,094	—	1,320,481,094	—
Preferred Stocks	12,062,840	12,062,840	—	—
Short-Term Investments	5,898,023	5,898,023	—	—
Swaps - Credit Default(2)	32,952	—	32,952	—
Total	$2,231,514,023	$17,960,863	$2,213,553,160	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.7%
	South Africa - 0.7%
$ 200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$176,500
	Total Convertible Bonds (cost $184,641)	$176,500
CORPORATE BONDS - 35.2%
	Angola - 0.8%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(2)	$192,800
	Argentina - 0.7%
169,000	YPF SA 6.95%, 07/21/2027(1)	165,684
	Brazil - 2.3%
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(2)	201,058
200,000	Minerva Luxembourg SA 4.38%, 03/18/2031(1)	176,004
200,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(2)	195,692
		572,754
	Bulgaria - 0.4%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	106,384
	Chile - 1.6%
$ 200,000	AES Andes SA 6.30%, 03/15/2029(2)	203,175
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	194,869
		398,044
	China - 2.1%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(3)	16,609
EUR 100,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(1)	107,769
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	191,013
200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	195,686
		511,077
	Colombia - 1.4%
176,000	Ecopetrol SA 4.63%, 11/02/2031	143,747
200,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	199,038
		342,785
	Congo - 0.8%
200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	195,087
	Croatia - 0.5%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(4)	117,536
	Guatemala - 0.8%
$ 30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	28,709
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(1)	178,128
		206,837
	Hong Kong - 0.7%
200,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(1)	180,475
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.2% - (continued)
	Hungary - 0.6%
EUR 135,000	OTP Bank Nyrt 5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(4)	$158,287
	India - 2.8%
$ 200,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	188,398
176,000	Greenko Dutch BV 3.85%, 03/29/2026(1)	170,368
EUR 150,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	159,984
$ 200,000	Vedanta Resources Finance II PLC 9.48%, 07/24/2030(2)	183,808
		702,558
	Indonesia - 0.8%
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	195,579
	Israel - 0.9%
80,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)	72,342
50,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)	48,314
100,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	96,624
		217,280
	Kuwait - 0.8%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(4)	205,000
	Macau - 0.7%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	175,616
	Malaysia - 0.8%
200,000	Petronas Capital Ltd. 4.95%, 01/03/2031(2)	202,939
	Mexico - 1.2%
MXN 2,000,000	America Movil SAB de CV 9.50%, 01/27/2031	101,386
$ 200,000	Trust Fibra Uno 7.38%, 02/13/2034(2)	197,993
		299,379
	Morocco - 0.8%
200,000	OCP SA 6.10%, 04/30/2030(2)	200,130
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	179,366
	Nigeria - 0.8%
200,000	IHS Holding Ltd. 7.88%, 05/29/2030(1)	192,789
	Panama - 0.7%
189,633	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	165,844
	Peru - 2.1%
135,000	Banco de Credito del Peru SA 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	134,496
200,000	Kallpa Generacion SA 5.88%, 01/30/2032(2)	202,700
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(5)	183,500
		520,696
	Philippines - 0.8%
200,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(4)(6)	195,450
The accompanying notes are an integral part of these financial statements.

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.2% - (continued)
	Poland - 0.9%
EUR 100,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(4)	$116,900
100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(4)	109,507
		226,407
	Qatar - 1.2%
$ 290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	289,913
	Romania - 0.5%
EUR 100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(4)	117,799
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(3)(7)	—
	Slovenia - 0.9%
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(4)	118,949
100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(4)	115,439
		234,388
	Thailand - 0.5%
$ 200,000	Thaioil Treasury Center Co. Ltd. 3.75%, 06/18/2050(1)	123,154
	Turkey - 1.6%
200,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	200,073
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(2)	202,620
		402,693
	Ukraine - 0.6%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	162,389
	United Arab Emirates - 1.5%
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(4)(6)	199,400
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	168,252
		367,652
	United Kingdom - 0.8%
200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(4)	207,725
	United States - 0.1%
20,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(8)	20,113
	Total Corporate Bonds (cost $9,024,600)	$8,752,609
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5%
	Argentina - 0.0%
ARS 5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	$4,025
	Brazil - 2.5%
	Brazil Notas do Tesouro Nacional
BRL 1,370,000	10.00%, 01/01/2027	228,386
803,000	10.00%, 01/01/2029	127,735
1,476,000	10.00%, 01/01/2031	222,527
257,000	10.00%, 01/01/2033	37,437
118,000	10.00%, 01/01/2035	16,604
		632,689
	Bulgaria - 0.7%
	Bulgaria Government International Bonds
EUR 174,000	1.38%, 09/23/2050(1)	116,022
59,000	4.25%, 09/05/2044(1)	66,170
		182,192
	Chile - 1.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 175,000,000	4.70%, 09/01/2030(1)	178,480
35,000,000	5.00%, 10/01/2028(1)	36,644
20,000,000	5.00%, 03/01/2035	20,072
10,000,000	5.80%, 10/01/2034(1)	10,660
95,000,000	6.00%, 04/01/2033(1)	102,325
30,000,000	7.00%, 05/01/2034(1)	34,544
		382,725
	China - 3.8%
	China Government Bonds
CNY 770,000	1.61%, 02/15/2035	105,712
310,000	1.87%, 09/15/2031	43,356
430,000	1.91%, 07/15/2029	60,165
90,000	1.92%, 01/15/2055	12,450
600,000	2.27%, 05/25/2034	86,685
30,000	2.33%, 08/15/2044	4,393
230,000	2.35%, 02/25/2034	33,346
700,000	2.62%, 04/15/2028	99,448
590,000	2.62%, 06/25/2030	85,425
1,200,000	2.80%, 03/25/2030	174,973
390,000	2.88%, 02/25/2033	58,557
290,000	3.01%, 05/13/2028	41,806
310,000	3.25%, 06/06/2026	43,605
340,000	3.28%, 12/03/2027	49,154
250,000	3.81%, 09/14/2050	47,380
		946,455
	Colombia - 2.7%
	Colombia TES
COP 1,214,700,000	6.25%, 07/09/2036	183,722
444,000,000	7.00%, 06/30/2032	81,578
359,700,000	7.25%, 10/18/2034	62,324
364,300,000	7.75%, 09/18/2030	74,922
1,528,700,000	9.25%, 05/28/2042	275,491
16,100,000	13.25%, 02/09/2033	4,065
		682,102
	Czech Republic - 3.4%
	Czech Republic Government Bonds
CZK 2,440,000	0.95%, 05/15/2030(1)	97,575
680,000	1.20%, 03/13/2031	26,917
330,000	1.50%, 04/24/2040	10,283
1,780,000	1.75%, 06/23/2032	70,546
560,000	1.95%, 07/30/2037	19,848
1,220,000	2.00%, 10/13/2033	47,718
1,330,000	3.00%, 03/03/2033	56,807
2,820,000	3.50%, 05/30/2035	122,121
660,000	4.20%, 12/04/2036(1)	29,974
3,000,000	4.50%, 11/11/2032	141,802
The accompanying notes are an integral part of these financial statements.

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	Czech Republic - 3.4% - (continued)
CZK 220,000	4.90%, 04/14/2034	$10,685
4,360,000	5.00%, 09/30/2030	211,110
		845,386
	Dominican Republic - 0.5%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(1)	110,374
	Hungary - 0.5%
	Hungary Government Bonds
HUF 19,550,000	3.00%, 10/27/2038	36,086
19,360,000	3.25%, 10/22/2031	45,094
18,190,000	7.00%, 10/24/2035	51,522
		132,702
	India - 1.8%
	India Government Bonds
INR 5,890,000	6.79%, 10/07/2034	71,849
7,960,000	6.79%, 12/02/2034	96,688
3,480,000	7.18%, 08/14/2033	43,203
18,590,000	7.30%, 06/19/2053	233,955
		445,695
	Indonesia - 5.6%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	60,234
418,000,000	6.38%, 08/15/2028	25,066
1,341,000,000	6.38%, 04/15/2032	79,092
1,207,000,000	6.50%, 02/15/2031	71,958
899,000,000	6.63%, 05/15/2033	53,291
1,424,000,000	6.63%, 02/15/2034	84,426
6,324,000,000	6.75%, 07/15/2035	377,215
302,000,000	6.88%, 04/15/2029	18,342
489,000,000	7.00%, 05/15/2027	29,705
2,743,000,000	7.00%, 02/15/2033	166,527
2,337,000,000	7.13%, 06/15/2038	141,763
185,000,000	7.13%, 06/15/2042	11,170
651,000,000	7.13%, 06/15/2043	39,343
209,000,000	7.50%, 06/15/2035	13,071
594,000,000	7.50%, 05/15/2038	36,974
1,051,000,000	8.25%, 06/15/2032	68,199
1,412,000,000	8.38%, 03/15/2034	93,236
427,000,000	8.38%, 04/15/2039	28,556
		1,398,168
	Malaysia - 8.5%
	Malaysia Government Bonds
MYR 218,000	2.63%, 04/15/2031	48,149
839,000	3.50%, 05/31/2027	195,650
255,000	3.76%, 05/22/2040	58,742
582,000	3.83%, 07/05/2034	136,521
446,000	3.89%, 08/15/2029	105,507
350,000	3.90%, 11/30/2026	82,027
260,000	3.91%, 07/15/2026	60,790
1,414,000	3.96%, 09/15/2025	328,720
289,000	4.25%, 05/31/2035	70,055
178,000	4.46%, 03/31/2053	43,899
186,000	4.64%, 11/07/2033	46,175
225,000	4.70%, 10/15/2042	57,335
402,000	4.76%, 04/07/2037	101,801
660,000	4.89%, 06/08/2038	170,121
	Malaysia Government Investment Issue
385,000	3.47%, 10/15/2030	89,267
455,000	3.73%, 03/31/2026	106,014
1,421,000	4.13%, 08/15/2025	330,156
174,000	4.13%, 07/09/2029	41,471
210,000	4.25%, 09/30/2030	50,575
		2,122,975
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	Mexico - 5.8%
	Mexico Bonos
MXN 7,342,500	5.50%, 03/04/2027	$357,093
1,029,200	7.75%, 11/23/2034	47,156
2,920,300	7.75%, 11/13/2042	121,617
447,800	8.00%, 05/24/2035	20,857
2,362,600	8.00%, 11/07/2047	98,944
6,616,600	8.00%, 07/31/2053	273,393
1,644,800	8.50%, 05/31/2029	83,280
1,078,600	8.50%, 11/18/2038	49,853
8,798,260	Mexico Cetes 0.00%, 01/21/2027(9)	390,191
		1,442,384
	Peru - 0.7%
	Peru Government Bonds
PEN 177,000	5.40%, 08/12/2034	44,469
123,000	6.90%, 08/12/2037	33,141
300,000	7.60%, 08/12/2039(1)	85,016
		162,626
	Poland - 2.7%
	Republic of Poland Government Bonds
PLN 610,000	1.75%, 04/25/2032	131,687
400,000	2.50%, 07/25/2027	101,716
70,000	2.75%, 10/25/2029	17,182
635,000	4.75%, 07/25/2029	169,065
481,000	5.00%, 10/25/2034	125,313
424,000	5.75%, 04/25/2029	117,087
		662,050
	Romania - 1.0%
	Romania Government Bonds
RON 10,000	4.75%, 10/11/2034	1,851
30,000	4.85%, 07/25/2029	6,182
310,000	6.70%, 02/25/2032	67,499
315,000	8.00%, 04/29/2030	73,038
425,000	8.75%, 10/30/2028	100,442
		249,012
	South Africa - 4.1%
	Republic of South Africa Government Bonds
ZAR 2,566,000	6.25%, 03/31/2036	97,667
371,770	6.50%, 02/28/2041	12,834
1,450,000	8.00%, 01/31/2030	75,544
3,027,000	8.25%, 03/31/2032	150,976
1,606,000	8.75%, 01/31/2044	66,852
1,660,000	8.75%, 02/28/2048	68,032
6,690,000	8.88%, 02/28/2035	322,523
4,530,000	9.00%, 01/31/2040	199,426
649,000	11.63%, 03/31/2053	34,722
		1,028,576
	Supranational - 5.0%
PLN 200,000	Asian Development Bank 0.00%, 07/30/2030(9)	39,536
	Asian Infrastructure Investment Bank
INR 3,000,000	6.00%, 12/08/2031(1)	34,150
11,300,000	6.65%, 06/30/2033(1)	133,043
8,300,000	6.90%, 10/23/2034(2)	99,226
5,400,000	6.90%, 10/23/2034(1)	64,557
5,400,000	6.96%, 01/14/2035(1)	65,893
4,500,000	7.00%, 03/01/2029(1)	53,855
	European Bank for Reconstruction & Development
ZAR 2,000,000	0.00%, 05/30/2036(9)	29,245
4,200,000	0.00%, 10/04/2036(9)	68,818
INR 2,000,000	6.75%, 03/14/2031	23,798
23,700,000	6.88%, 07/30/2031	284,202
The accompanying notes are an integral part of these financial statements.

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	Supranational - 5.0% - (continued)
	Inter-American Development Bank
INR 15,000,000	7.00%, 04/17/2033	$182,090
8,000,000	7.00%, 08/08/2033	96,920
6,000,000	International Bank for Reconstruction & Development 6.71%, 01/21/2035	71,545
		1,246,878
	Thailand - 3.9%
	Thailand Government Bonds
THB 3,018,000	1.60%, 12/17/2029	90,168
1,078,000	1.60%, 06/17/2035	31,325
1,102,000	2.00%, 12/17/2031	33,524
1,166,000	2.00%, 06/17/2042	33,057
2,631,000	2.13%, 12/17/2026	79,490
2,220,000	2.40%, 03/17/2029	68,401
960,000	2.80%, 06/17/2034	30,873
2,065,000	2.88%, 12/17/2028	64,561
735,000	2.88%, 06/17/2046	23,207
2,223,000	3.30%, 06/17/2038	75,596
6,326,000	3.35%, 06/17/2033	210,500
2,400,000	3.45%, 06/17/2043	82,161
667,000	3.65%, 06/20/2031	22,220
3,690,000	3.78%, 06/25/2032	124,868
		969,951
	Turkey - 0.6%
	Turkiye Government Bonds
TRY 2,595,712	26.20%, 10/05/2033	56,065
3,683,000	27.70%, 09/27/2034	81,755
		137,820
	Uruguay - 0.2%
UYU 1,655,500	Uruguay Government International Bonds 9.75%, 07/20/2033	39,501
	Total Foreign Government Obligations (cost $13,710,357)	$13,824,286
U.S. GOVERNMENT SECURITIES - 1.1%
	United States - 1.1%
	U.S. Treasury Notes - 1.1%
$ 270,000	4.13%, 02/28/2027(10)	$272,278
	Total U.S. Government Securities (cost $271,415)	$272,278
	Total Long-Term Investments (cost $23,191,013)	$23,025,673
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
$ 225,959	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $225,986; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $230,650		$225,959
	Total Short-Term Investments (cost $225,959)		$225,959
	Total Investments Excluding Purchased Options (cost $23,416,972)	93.4%	$23,251,632
	Total Purchased Options (cost $45,719)	0.2%	$46,833
	Total Investments (cost $23,462,691)	93.6%	$23,298,465
	Other Assets and Liabilities	6.4%	1,602,923
	Net Assets	100.0%	$24,901,388
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $7,024,080, representing 28.2% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$2,861,667, representing 11.5% of net assets.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Investment valued using significant unobservable inputs.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $19,978 at April 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(9)	Security is a zero-coupon bond.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $191,603.

OTC Option Contracts Outstanding at April 30, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put HUF	BOA	434.50	EUR	05/20/2025	234,000	EUR	234,000	$28	$2,186	$(2,158)
Call USD vs. Put INR	BOA	87.74	USD	07/21/2025	240,000	USD	240,000	533	2,960	(2,427)
Call USD vs. Put PLN	UBS	4.11	USD	06/19/2025	243,000	USD	243,000	392	7,830	(7,438)
Call USD vs. Put ZAR	BOA	18.42	USD	06/02/2025	123,000	USD	123,000	2,640	4,855	(2,215)
Call USD vs. Put ZAR	BOA	18.35	USD	09/25/2025	186,000	USD	186,000	8,647	7,163	1,484
Total Call								$12,240	$24,994	$(12,754)
Put
Call INR vs. Put USD	BOA	87.74	USD	07/21/2025	240,000	USD	240,000	$7,986	$2,850	$5,136
Call PLN vs. Put USD	UBS	4.11	USD	06/19/2025	243,000	USD	243,000	21,330	7,130	14,200
Call ZAR vs. Put USD	BOA	18.42	USD	06/02/2025	123,000	USD	123,000	1,134	4,367	(3,233)
Call ZAR vs. Put USD	BOA	18.35	USD	09/25/2025	186,000	USD	186,000	4,143	6,378	(2,235)
Total Put								$34,593	$20,725	$13,868
Total purchased OTC option contracts								$46,833	$45,719	$1,114
Written option contracts:
Call
Call USD vs. Put THB	BOA	34.18	USD	06/19/2025	(292,000)	USD	(292,000)	$(1,403)	$(7,938)	$6,535
Call USD vs. Put THB	BOA	33.50	USD	09/25/2025	(372,000)	USD	(372,000)	(6,482)	(8,852)	2,370
Total Call								$(7,885)	$(16,790)	$8,905
Puts
Call THB vs. Put USD	BOA	34.18	USD	06/19/2025	(292,000)	USD	(292,000)	$(9,380)	$(7,938)	$(1,442)
Call THB vs. Put USD	BOA	33.50	USD	09/25/2025	(372,000)	USD	(372,000)	(11,727)	(8,255)	(3,472)
Total puts								$(21,107)	$(16,193)	$(4,914)
Total Written Option Contracts OTC option contracts								$(28,992)	$(32,983)	$3,991

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-BOBL Future	2	06/06/2025	$271,046	$734
U.S. Treasury 2-Year Note Future	3	06/30/2025	624,445	2,184
U.S. Treasury 5-Year Note Future	7	06/30/2025	764,367	4,218
U.S. Treasury 10-Year Ultra Future	4	06/18/2025	458,938	3,072
U.S. Treasury Long Bond Future	4	06/18/2025	466,500	(1,381)
U.S. Treasury Ultra Bond Future	1	06/18/2025	121,031	(213)
Total				$8,614
Short position contracts:
Euro-BUND Future	(2)	06/06/2025	$(298,574)	$(855)
U.S. Treasury 10-Year Note Future	(8)	06/18/2025	(897,750)	(6,871)
Total				$(7,726)
Total futures contracts				$888

The accompanying notes are an integral part of these financial statements.

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	475,000	(1.00%)	06/20/2030	Quarterly	$24,839	$—	$20,492	$(4,347)
Total centrally cleared credit default swap contracts						$24,839	$—	$20,492	$(4,347)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	9.13% Fixed	MXN	5,881,000	12/16/2025	Lunar	$—	$—	$2,123	$2,123
8.77% Fixed	1 Mo. MXN TIIE	MXN	8,645,000	12/15/2026	Lunar	—	—	(8,191)	(8,191)
1 Mo. MXN TIIE	8.66% Fixed	MXN	3,344,000	12/14/2027	Lunar	—	—	4,670	4,670
8.92% Fixed	1 Mo. MXN TIIE	MXN	4,583,000	11/14/2029	Lunar	—	—	(11,410)	(11,410)
1 Mo. MXN TIIE	9.11% Fixed	MXN	2,003,000	11/08/2034	Lunar	—	—	6,766	6,766
1 Mo. MXN TIIE	9.02% Fixed	MXN	5,108,000	11/16/2034	Lunar	—	—	15,602	15,602
12 Mo. CLP CLICP	5.16% Fixed	CLP	509,508,000	06/18/2026	At Maturity	—	—	3,956	3,956
12 Mo. CLP CLICP	5.16% Fixed	CLP	305,705,000	06/18/2026	At Maturity	—	—	2,373	2,373
12 Mo. USD SOFR	4.31% Fixed	USD	9,608,000	06/18/2025	Annual	—	(22)	(872)	(850)
12 Mo. USD SOFR	3.69% Fixed	USD	687,000	04/28/2026	At Maturity	—	—	703	703
3 Mo. PLN WIBOR	5.18% Fixed	PLN	7,195,000	06/18/2026	Annual	—	—	17,043	17,043
7.91% Fixed	3 Mo. ZAR JIBAR	ZAR	11,800,000	06/18/2030	Quarterly	—	—	(9,977)	(9,977)
3 Mo. ZAR JIBAR	8.37% Fixed	ZAR	2,640,000	06/18/2032	Quarterly	—	—	2,369	2,369
3 Mo. ZAR JIBAR	8.94% Fixed	ZAR	8,516,000	06/18/2035	Quarterly	—	—	5,603	5,603
6 Mo. CLP CLICP	4.87% Fixed	CLP	150,881,000	06/18/2032	Semi-Annual	—	—	1,105	1,105
5.48% Fixed	6 Mo. CLP CLICP	CLP	304,548,000	06/18/2035	Semi-Annual	—	—	(12,553)	(12,553)
3.37% Fixed	6 Mo. CZK PRIBOR	CZK	10,130,000	06/18/2027	Annual	—	—	(1,617)	(1,617)
6 Mo. CZK PRIBOR	3.59% Fixed	CZK	1,950,000	06/18/2035	Annual	—	—	464	464
2.45% Fixed	6 Mo. EUR EURIBOR	EUR	81,000	06/18/2041	Annual	—	(7)	1,553	1,560
6.67% Fixed	6 Mo. HUF BUBOR	HUF	75,181,000	06/18/2027	Annual	—	—	(3,300)	(3,300)
6.19% Fixed	6 Mo. HUF BUBOR	HUF	343,485,000	06/18/2027	Annual	—	—	(6,690)	(6,690)
6.38% Fixed	6 Mo. HUF BUBOR	HUF	72,988,000	06/18/2030	Annual	—	—	(4,385)	(4,385)
6 Mo. HUF BUBOR	6.50% Fixed	HUF	82,361,000	06/18/2032	Annual	—	—	5,446	5,446
6 Mo. HUF BUBOR	6.54% Fixed	HUF	161,040,000	06/18/2035	Annual	—	—	6,630	6,630
4.73% Fixed	6 Mo. PLN WIBOR	PLN	2,954,000	06/18/2030	Annual	—	—	(28,614)	(28,614)
4.81% Fixed	6 Mo. PLN WIBOR	PLN	1,251,000	06/18/2032	Annual	—	—	(15,010)	(15,010)
6 Mo. PLN WIBOR	4.93% Fixed	PLN	2,033,000	06/18/2035	Annual	—	—	27,833	27,833
BZDIOVRA	14.05% Fixed	BRL	1,432,474	01/02/2026	At Maturity	—	—	16	16
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(7,223)	(7,223)
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(2,918)	(2,918)
BZDIOVRA	11.73% Fixed	BRL	492,504	01/04/2027	At Maturity	—	—	(3,070)	(3,070)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(3,185)	(3,185)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(13,376)	(13,376)
BZDIOVRA	14.49% Fixed	BRL	709,594	01/02/2029	At Maturity	—	—	4,548	4,548
BZDIOVRA	14.75% Fixed	BRL	407,574	01/02/2029	At Maturity	—	—	3,338	3,338
BZDIOVRA	14.30% Fixed	BRL	606,938	01/02/2029	At Maturity	—	—	3,104	3,104
BZDIOVRA	14.25% Fixed	BRL	418,075	01/02/2031	At Maturity	—	—	2,459	2,459
BZDIOVRA	13.83% Fixed	BRL	425,970	01/02/2031	At Maturity	—	—	739	739
Total centrally cleared interest rate swaps contracts						$—	$(29)	$(13,948)	$(13,919)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
70,000	AUD	44,866	USD	JPM	06/18/2025	$(4)
8,445,000	BRL	1,441,175	USD	GSC	06/03/2025	34,186
460,000	BRL	77,131	USD	MSC	06/03/2025	3,232
820,000	BRL	142,519	USD	CBK	06/03/2025	737
125,000	BRL	21,947	USD	JPM	06/03/2025	(109)
The accompanying notes are an integral part of these financial statements.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
410,000	BRL	72,332	USD	BNP	06/03/2025	$(704)
140,000	CAD	99,826	USD	BOA	06/18/2025	1,982
303,000	CNH	41,743	USD	BCLY	06/18/2025	101
281,000	CNH	38,896	USD	DEUT	06/18/2025	(91)
1,020,000	CNH	141,125	USD	BNP	06/18/2025	(267)
11,811,912	CNH	1,644,103	USD	CBK	06/18/2025	(12,921)
200,900,000	COP	46,380	USD	JPM	06/18/2025	826
74,600,000	COP	17,599	USD	BOA	06/18/2025	(70)
965,480,000	COP	227,065	USD	CBK	06/18/2025	(200)
490,881,000	COP	116,137	USD	MSC	06/18/2025	(791)
8,288,000	CZK	362,569	USD	CBK	06/18/2025	14,143
2,050,000	CZK	89,893	USD	NOM	06/18/2025	3,285
1,310,000	CZK	57,736	USD	DEUT	06/18/2025	1,807
1,180,000	CZK	53,820	USD	SSG	06/18/2025	(186)
2,800,000	CZK	127,562	USD	MSC	06/18/2025	(295)
3,700,000	EGP	69,438	USD	BOA	06/18/2025	1,623
970,000	EGP	18,312	USD	CBK	06/18/2025	317
887,000	EGP	15,868	USD	GSC	10/27/2025	211
5,890,000	EGP	99,929	USD	CBK	01/08/2026	3,580
1,334,000	EGP	23,020	USD	CBK	01/26/2026	262
2,439,000	EGP	42,117	USD	CBK	01/27/2026	434
2,552,000	EUR	2,794,902	USD	DEUT	06/18/2025	105,086
457,000	EUR	501,219	USD	JPM	06/18/2025	18,096
234,000	EUR	255,426	USD	CBK	06/18/2025	10,481
134,000	EUR	147,904	USD	MSC	06/18/2025	4,368
51,000	EUR	56,654	USD	GSC	06/18/2025	1,300
9,000	EUR	10,010	USD	BCLY	06/18/2025	218
97,000	EUR	110,400	USD	UBS	06/18/2025	(173)
65,000	GBP	85,559	USD	CBK	06/18/2025	1,082
17,354,000	HUF	44,304	USD	BOA	05/22/2025	4,250
261,848,000	HUF	708,159	USD	BCLY	06/18/2025	23,452
43,800,000	HUF	117,343	USD	MSC	06/18/2025	5,035
44,900,000	HUF	120,524	USD	GSC	06/18/2025	4,928
22,297,000	HUF	62,657	USD	SSG	06/18/2025	(359)
2,018,000,000	IDR	119,000	USD	BOA	06/18/2025	2,691
1,178,000,000	IDR	69,253	USD	DEUT	06/18/2025	1,783
360,000,000	IDR	21,474	USD	MSC	06/18/2025	235
16,806,864,000	IDR	1,018,845	USD	CBK	06/18/2025	(5,348)
74,903,000	INR	853,236	USD	GSC	06/18/2025	28,785
37,590,000	INR	436,523	USD	CBK	06/18/2025	6,119
18,121,000	INR	210,263	USD	MSC	06/18/2025	3,123
100,620,000	KRW	70,301	USD	GSC	06/18/2025	557
135,540,000	KRW	96,155	USD	CBK	06/18/2025	(706)
30,300,000	KZT	59,864	USD	BOA	06/18/2025	(1,846)
81,900,000	KZT	160,225	USD	CBK	06/18/2025	(3,404)
39,200,000	KZT	73,201	USD	CBK	07/10/2025	1,352
12,078,000	MXN	677,113	USD	GSC	05/13/2025	(62,345)
12,444,000	MXN	706,467	USD	RBC	05/13/2025	(73,070)
11,130,000	MXN	541,817	USD	WFB	06/18/2025	21,938
2,331,000	MXN	111,469	USD	SGG	06/18/2025	6,600
6,890,000	MXN	345,327	USD	MSC	06/18/2025	3,664
2,043,000	MXN	100,791	USD	JPM	06/18/2025	2,690
990,000	MXN	48,756	USD	BOA	06/18/2025	1,389
1,152,000	MXN	57,821	USD	CBK	06/18/2025	531
1,486,000	MYR	337,366	USD	BNP	06/18/2025	7,711
470,000	MYR	108,950	USD	SCB	06/18/2025	193
105,697,000	NGN	66,686	USD	SCB	06/13/2025	(2,735)
6,578,000	NGN	4,132	USD	BOA	06/18/2025	(165)
83,221,000	NGN	51,851	USD	CBK	08/06/2025	(2,957)
80,000	NZD	45,741	USD	SCB	06/18/2025	1,850
481,000	PEN	130,772	USD	DEUT	06/18/2025	218
206,000	PEN	56,062	USD	SCB	06/18/2025	38
1,293,000	PEN	352,570	USD	CBK	06/18/2025	(450)
6,260,000	PHP	109,205	USD	SCB	06/18/2025	2,897
4,050,000	PHP	71,675	USD	BOA	06/18/2025	851
The accompanying notes are an integral part of these financial statements.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,223,000	PLN	833,786	USD	BCLY	06/18/2025	$17,752
595,000	PLN	153,646	USD	DEUT	06/18/2025	3,557
215,000	PLN	56,613	USD	GSC	06/18/2025	191
25,000	PLN	6,456	USD	MSC	06/18/2025	149
365,000	PLN	97,798	USD	BOA	06/18/2025	(1,363)
903,000	RON	197,015	USD	GSC	06/18/2025	8,005
274,000	RON	59,502	USD	BNP	06/18/2025	2,708
9,344,000	RSD	86,887	USD	CBK	06/18/2025	3,444
115,000	SGD	85,722	USD	BOA	06/18/2025	2,573
80,000	SGD	59,763	USD	BCLY	06/18/2025	1,659
25,000	SGD	18,779	USD	CBK	06/18/2025	416
16,786,000	THB	497,252	USD	BOA	06/18/2025	7,094
36,036,000	THB	1,077,017	USD	CBK	06/18/2025	5,708
11,060,000	THB	331,277	USD	JPM	06/18/2025	1,029
4,460,000	THB	133,433	USD	BNP	06/18/2025	570
1,940,000	THB	58,223	USD	MSC	06/18/2025	65
1,530,000	THB	46,265	USD	DEUT	06/18/2025	(296)
283,000	THB	8,434	USD	BOA	09/29/2025	133
2,415,000	TRY	57,469	USD	CBK	06/18/2025	1,767
6,717,000	TRY	164,694	USD	MSC	06/18/2025	64
11,165,500	TRY	281,495	USD	BCLY	06/18/2025	(7,622)
2,066,000	TRY	37,306	USD	MSC	04/27/2026	(353)
31,470,000	TRY	563,821	USD	CBK	04/28/2026	(1,438)
1,980,000	UYU	46,130	USD	JPM	06/18/2025	700
1,375,000	UYU	30,726	USD	CBK	07/23/2025	1,638
3,820,000	ZAR	202,483	USD	CBK	06/18/2025	2,074
2,660,000	ZAR	141,865	USD	SCB	06/18/2025	576
2,902,000	ZAR	157,078	USD	MSC	06/18/2025	(1,678)
18,598,000	ZAR	1,011,613	USD	UBS	06/18/2025	(15,703)
44,049	USD	70,000	AUD	ANZ	06/18/2025	(814)
35,294	USD	210,000	BRL	UBS	06/03/2025	(1,393)
129,944	USD	760,000	BRL	CBK	06/03/2025	(2,830)
212,957	USD	1,271,000	BRL	GSC	06/03/2025	(9,089)
197,104	USD	1,181,000	BRL	MSC	06/03/2025	(9,220)
217,535	USD	312,000	CAD	CBK	06/18/2025	(9,352)
96,910	USD	91,241,000	CLP	DEUT	06/18/2025	585
14,171	USD	13,500,000	CLP	CBK	06/18/2025	(81)
76,151	USD	551,000	CNH	DEUT	06/18/2025	60
41,929	USD	306,000	CNH	MSC	06/18/2025	(329)
77,161	USD	562,000	CNH	SGG	06/18/2025	(449)
90,668	USD	661,000	CNH	CBK	06/18/2025	(613)
113,664	USD	831,000	CNH	BCLY	06/18/2025	(1,094)
18,309	USD	80,200,000	COP	MSC	06/18/2025	(536)
321,833	USD	1,372,500,000	COP	CBK	06/18/2025	(673)
25,118	USD	550,000	CZK	CBK	06/18/2025	119
20,955	USD	480,000	CZK	JPM	06/18/2025	(862)
24,286	USD	560,000	CZK	MSC	06/18/2025	(1,167)
25,931	USD	600,000	CZK	BCLY	06/18/2025	(1,341)
96,853	USD	2,180,000	CZK	BOA	06/18/2025	(2,234)
44,713	USD	42,000	EUR	BOA	05/22/2025	(2,932)
58,131	USD	51,000	EUR	BOA	06/18/2025	177
69,256	USD	61,000	EUR	UBS	06/18/2025	(62)
142,606	USD	128,000	EUR	JPM	06/18/2025	(2,847)
58,468	USD	54,000	EUR	BCLY	06/18/2025	(2,895)
266,130	USD	237,000	EUR	CBK	06/18/2025	(3,188)
261,982	USD	235,000	EUR	MSC	06/18/2025	(5,062)
4,292,090	USD	3,919,581	EUR	DEUT	06/18/2025	(161,960)
83,831	USD	65,000	GBP	CBK	06/18/2025	(2,811)
171,960	USD	62,000,000	HUF	GSC	06/18/2025	(1,270)
99,120	USD	36,449,000	HUF	CBK	06/18/2025	(2,719)
113,680	USD	41,800,000	HUF	MSC	06/18/2025	(3,110)
161,615	USD	59,522,000	HUF	BCLY	06/18/2025	(4,691)
267,417	USD	99,009,000	HUF	BOA	06/18/2025	(9,216)
80,766	USD	1,337,000,000	IDR	BOA	06/18/2025	141
68,128	USD	1,128,000,000	IDR	UBS	06/18/2025	107
The accompanying notes are an integral part of these financial statements.

16

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
32,560	USD	553,000,000	IDR	GSC	06/18/2025	$(787)
48,339	USD	815,000,000	IDR	DEUT	06/18/2025	(807)
36,376	USD	3,120,000	INR	MSC	06/18/2025	(363)
48,019	USD	4,150,000	INR	SCB	06/18/2025	(850)
56,147	USD	4,850,000	INR	DEUT	06/18/2025	(964)
64,878	USD	5,595,000	INR	BOA	06/18/2025	(1,006)
94,884	USD	8,192,000	INR	BCLY	06/18/2025	(1,581)
159,194	USD	13,757,000	INR	JPM	06/18/2025	(2,802)
221,221	USD	19,165,000	INR	CBK	06/18/2025	(4,455)
20,768	USD	1,823,000	INR	BOA	07/23/2025	(649)
79,190	USD	114,500,000	KRW	MSC	06/18/2025	(1,442)
84,194	USD	121,660,000	KRW	BOA	06/18/2025	(1,481)
1,278,186	USD	24,522,000	MXN	SSG	05/13/2025	30,021
49,832	USD	980,000	MXN	SSG	06/18/2025	193
43,927	USD	870,000	MXN	CBK	06/18/2025	(140)
51,530	USD	1,049,000	MXN	MSC	06/18/2025	(1,603)
61,712	USD	1,280,000	MXN	JPM	06/18/2025	(3,122)
42,368	USD	190,000	MYR	BNP	06/18/2025	(1,753)
187,559	USD	826,000	MYR	DEUT	06/18/2025	(4,253)
45,687	USD	80,000	NZD	NWM	06/18/2025	(1,904)
240,935	USD	890,000	PEN	CBK	06/18/2025	(1,437)
72,092	USD	4,050,000	PHP	BOA	06/18/2025	(434)
109,135	USD	6,260,000	PHP	GSC	06/18/2025	(2,966)
39,734	USD	150,000	PLN	BCLY	06/18/2025	102
17,912	USD	70,000	PLN	NWM	06/18/2025	(583)
48,934	USD	190,000	PLN	DEUT	06/18/2025	(1,265)
91,225	USD	355,000	PLN	BOA	06/18/2025	(2,569)
150,457	USD	585,000	PLN	MSC	06/18/2025	(4,104)
24,283	USD	100,000	PLN	UBS	06/23/2025	(2,134)
33,024	USD	145,000	RON	DEUT	06/18/2025	103
7,584	USD	35,000	RON	MSC	06/18/2025	(363)
37,653	USD	50,000	SGD	CBK	06/18/2025	(736)
128,265	USD	170,000	SGD	GSC	06/18/2025	(2,258)
73,463	USD	2,450,000	THB	DEUT	06/18/2025	(149)
30,746	USD	1,040,000	THB	BNP	06/18/2025	(501)
21,642	USD	750,000	THB	UBS	06/18/2025	(893)
388,727	USD	13,230,000	THB	BCLY	06/18/2025	(8,776)
341,624	USD	11,700,000	THB	JPM	06/18/2025	(9,911)
82,432	USD	3,430,000	TRY	BOA	06/18/2025	(1,701)
737,002	USD	31,470,000	TRY	CBK	07/28/2025	903
45,918	USD	1,980,000	UYU	CBK	06/18/2025	(912)
31,697	USD	1,375,000	UYU	JPM	07/23/2025	(668)
7,626	USD	141,000	ZAR	BOA	06/04/2025	66
308,207	USD	5,679,000	ZAR	MSC	06/18/2025	4,100
97,293	USD	1,779,000	ZAR	NWM	06/18/2025	2,029
163,654	USD	3,050,000	ZAR	BOA	06/18/2025	328
19,270	USD	360,000	ZAR	DEUT	06/18/2025	(8)
122,873	USD	2,340,000	ZAR	CBK	06/18/2025	(2,433)
204,988	USD	3,885,000	ZAR	UBS	06/18/2025	(3,051)
12,695	USD	234,000	ZAR	BOA	09/29/2025	267
Total foreign currency contracts						$(78,893)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

17

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$176,500	$—	$176,500	$—
Corporate Bonds	8,752,609	—	8,752,609	—
Foreign Government Obligations	13,824,286	—	13,824,286	—
U.S. Government Securities	272,278	—	272,278	—
Short-Term Investments	225,959	—	225,959	—
Purchased Options	46,833	—	46,833	—
Foreign Currency Contracts(2)	441,410	—	441,410	—
Futures Contracts(2)	10,208	10,208	—	—
Swaps - Interest Rate(2)	118,450	—	118,450	—
Total	$23,868,533	$10,208	$23,858,325	$—
Liabilities
Foreign Currency Contracts(2)	$(520,303)	$—	$(520,303)	$—
Futures Contracts(2)	(9,320)	(9,320)	—	—
Swaps - Credit Default(2)	(4,347)	—	(4,347)	—
Swaps - Interest Rate(2)	(132,369)	—	(132,369)	—
Written Options	(28,992)	—	(28,992)	—
Total	$(695,331)	$(9,320)	$(686,011)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

18

The Hartford Floating Rate Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
	Other Asset-Backed Securities - 1.8%
$ 2,000,000	Bain Capital Credit CLO Ltd. 5.85%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$1,982,854
350,000	BlueMountain CLO XXVIII Ltd. 6.02%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	349,409
2,465,397	Carlyle Global Market Strategies CLO Ltd. 6.08%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,463,030
2,500,000	Carlyle U.S. CLO Ltd. 5.82%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,483,552
1,750,000	Elmwood CLO II Ltd. 10.02%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,724,041
2,000,000	Golub Capital Partners Static Ltd. 10.77%, 04/20/2033, 3 mo. USD Term SOFR + 6.50%(1)(2)	1,980,152
1,500,000	Madison Park Funding LXIX Ltd. 10.53%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,496,226
1,250,000	Magnetite XLI Ltd. 9.21%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,225,765
1,610,000	OCP Aegis CLO Ltd. 9.76%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	1,564,500
735,000	OCP CLO Ltd. 10.11%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	728,205
2,650,000	Octagon 57 Ltd. 6.17%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,640,359
	Total Asset & Commercial Mortgage-Backed Securities (cost $18,592,817)	$18,638,093
CONVERTIBLE BONDS - 0.1%
	IT Services - 0.1%
450,000	Seagate HDD Cayman 3.50%, 06/01/2028	$569,250
	Leisure Time - 0.0%
550,000	NCL Corp. Ltd. 1.13%, 02/15/2027	519,601
	Total Convertible Bonds (cost $1,138,963)	$1,088,851
CORPORATE BONDS - 4.1%
	Aerospace & Defense - 0.1%
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$647,540
	Airlines - 0.1%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	921,128
	Commercial Banks - 0.1%
	Freedom Mortgage Corp.
575,000	12.00%, 10/01/2028(1)	616,451
575,000	12.25%, 10/01/2030(1)	632,659
		1,249,110
	Commercial Services - 0.4%
EUR 550,000	Verisure Holding AB 3.25%, 02/15/2027(3)	615,248
$ 1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,149,004
1,300,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	1,286,941
5,905,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,380,092
		4,431,285
	Diversified Financial Services - 0.6%
635,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	668,035
575,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	585,747
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.1% - (continued)
	Diversified Financial Services - 0.6% - (continued)
$ 2,040,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	$2,030,455
2,015,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,987,193
700,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	696,619
		5,968,049
	Food - 0.1%
578,286	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(4)	612,794
	Food Service - 0.1%
EUR 1,250,000	Elior Group SA 3.75%, 07/15/2026(3)	1,410,753
	Forest Products & Paper - 0.1%
$ 995,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	1,016,689
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 6.03%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	910,270
	Healthcare - Services - 0.1%
$ 730,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	729,365
	Internet - 0.4%
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,960,121
EUR 1,770,000	United Group BV 6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,995,120
		3,955,241
	Leisure Time - 0.2%
$ 2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,067,651
	Media - 0.1%
645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	609,795
	Mining - 0.1%
1,000,000	Novelis Corp. 3.25%, 11/15/2026(1)	969,820
	Oil & Gas - 0.4%
	Matador Resources Co.
1,705,000	6.25%, 04/15/2033(1)	1,609,347
600,000	6.88%, 04/15/2028(1)	596,665
	Vital Energy, Inc.
1,685,000	7.88%, 04/15/2032(1)	1,309,064
1,325,000	9.75%, 10/15/2030	1,122,499
		4,637,575
	Oil & Gas Services - 0.1%
1,035,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,058,573
	Packaging & Containers - 0.2%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,660,580
875,000	Trivium Packaging Finance BV 8.50%, 08/15/2027(1)	864,835
		2,525,415
	Pharmaceuticals - 0.1%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,219,109
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
2,385,000	4.80%, 08/06/2030(3)(5)	202,844
370,000	5.63%, 01/14/2030(3)(5)	29,978
		232,822
	Retail - 0.4%
EUR 575,000	Bertrand Franchise Finance SAS 5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	649,028
The accompanying notes are an integral part of these financial statements.

19

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.1% - (continued)
	Retail - 0.4% - (continued)
$ 1,375,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	$1,158,971
1,750,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,516,226
1,250,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,089,810
		4,414,035
	Software - 0.2%
1,070,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	990,183
EUR 555,000	TeamSystem SpA 5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	626,821
		1,617,004
	Telecommunications - 0.1%
$ 1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,162,873
	Total Corporate Bonds (cost $47,513,815)	$42,366,896
SENIOR FLOATING RATE INTERESTS - 88.3%(6)
	Advertising - 0.1%
600,000	Clear Channel Outdoor Holdings, Inc. 8.44%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	$580,500
	Aerospace & Defense - 2.0%
	Air Comm Corp. LLC
131,538	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(7)	129,730
1,578,462	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	1,556,758
3,850,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	3,784,242
198,503	Bleriot U.S. Bidco, Inc. 7.05%, 10/31/2030, 3 mo. USD Term SOFR + 2.75%	197,014
2,625,212	Cobham Ultra SeniorCo SARL 8.18%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	2,575,989
3,326,662	Dynasty Acquisition Co., Inc. 6.32%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	3,306,070
	Kaman Corp.
2,741,379	7.05%, 02/26/2032, 3 mo. USD Term SOFR + 2.75%	2,697,819
258,621	7.07%, 02/26/2032, 3 mo. USD Term SOFR + 2.75%(7)	254,511
6,100,578	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	6,035,241
		20,537,374
	Airlines - 1.6%
2,217,500	Air Canada 6.32%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	2,185,324
1,108,250	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	1,083,314
2,512,375	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	2,498,255
4,741,156	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	4,267,041
1,922,541	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	1,936,556
1,515,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,506,789
3,580,994	WestJet Loyalty LP 7.55%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	3,392,992
		16,870,271
	Apparel - 1.7%
7,528,319	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	7,374,968
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Apparel - 1.7% - (continued)
$ 5,465,625	Champ Acquisition Corp. 8.80%, 11/25/2031, 3 mo. USD Term SOFR + 4.50%	$5,447,425
4,345,746	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	4,298,681
		17,121,074
	Auto Parts & Equipment - 1.9%
	Clarios Global LP
EUR 2,232,826	5.15%, 07/16/2031, 1 mo. EURIBOR + 3.00%	2,473,911
1,450,000	5.40%, 01/28/2032, 1 mo. EURIBOR + 3.25%	1,619,029
$ 3,300,000	7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	3,227,136
	First Brands Group LLC
7,616,625	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	7,057,641
6,430,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	5,401,200
		19,778,917
	Beverages - 0.5%
EUR 4,944,790	Pegasus Bidco BV 6.02%, 07/12/2029, 3 mo. EURIBOR + 3.50%	5,577,228
	Biotechnology - 0.3%
2,895,000	Cooper Consumer Health SAS 6.36%, 11/06/2028, 3 mo. EURIBOR + 4.00%	3,259,105
	Chemicals - 0.9%
$ 2,019,937	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	2,012,363
EUR 1,850,000	INEOS Finance PLC 5.40%, 02/07/2031, 1 mo. EURIBOR + 3.25%	1,955,713
$ 2,511,057	INEOS U.S. Finance LLC 7.32%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	2,316,450
1,693,664	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	1,680,250
1,733,239	SCIH Salt Holdings, Inc. 7.28%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	1,715,508
		9,680,284
	Commercial Services - 9.0%
9,053,332	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	9,039,571
4,726,250	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	4,707,203
EUR 4,305,000	Belron U.K. Finance PLC 5.53%, 10/16/2031, 3 mo. EURIBOR + 3.00%	4,857,267
	Citrin Cooperman Advisors LLC
$ 2,832,273	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	2,800,410
182,727	7.32%, 04/01/2032, 1 mo. USD Term SOFR + 3.00%(7)	180,672
1,987,522	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,975,458
2,928,293	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	2,923,725
5,216,925	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	5,172,894
7,016,625	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	6,999,084
EUR 3,885,000	Inspired Finco Holdings Ltd. 5.40%, 02/28/2031, 1 mo. EURIBOR + 3.25%	4,356,629
	Lernen Bidco Ltd.
3,630,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	4,105,380
The accompanying notes are an integral part of these financial statements.

20

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Commercial Services - 9.0% - (continued)
$ 144,637	8.52%, 10/27/2031, 3 mo. USD Term SOFR + 4.00%	$143,734
5,495,522	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	5,465,736
EUR 4,800,000	Ren10 Holding AB 6.21%, 07/31/2030, 3 mo. EURIBOR + 3.75%	5,427,514
$ 5,496,656	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	5,477,417
	TMF Group Holding BV
EUR 1,420,000	5.60%, 05/03/2028, 3 mo. EURIBOR + 3.25%	1,601,940
$ 2,804,642	7.03%, 05/03/2028, 3 mo. USD Term SOFR + 2.75%	2,783,607
5,469,379	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	5,431,807
5,421,412	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	5,272,324
970,000	Valvoline, Inc. 6.29%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	965,557
EUR 3,335,000	Verisure Holding AB 5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	3,760,337
$ 1,780,526	Veritiv Corp. 8.30%, 11/30/2030, 3 mo. USD Term SOFR + 4.00%	1,763,006
5,705,733	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	5,638,006
6,925,307	WW International, Inc. 8.04%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	1,610,134
		92,459,412
	Construction Materials - 3.2%
4,549,699	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	4,487,732
	Cornerstone Building Brands, Inc.
3,392,135	7.67%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	2,957,738
1,412,900	8.82%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	1,159,016
3,984,975	Emerald Borrower LP 6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	3,932,692
	Groundworks LLC
430,053	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(7)	424,949
2,321,884	7.32%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	2,294,323
4,309,021	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	4,210,258
258,436	Oscar AcquisitionCo LLC 8.47%, 04/29/2029, 6 mo. USD Term SOFR + 4.25%	246,581
6,020,000	Quikrete Holdings, Inc. 6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	5,894,122
5,262,107	Tamko Building Products LLC 7.05%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	5,233,587
2,236,132	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	2,157,867
		32,998,865
	Distribution/Wholesale - 1.7%
3,006,327	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	3,001,126
1,712,732	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	1,707,029
4,285,000	Gloves Buyer, Inc. 8.32%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	4,083,605
2,983,607	Olympus Water U.S. Holding Corp. 7.30%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,942,910
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Distribution/Wholesale - 1.7% - (continued)
	Windsor Holdings III LLC
EUR 2,500,000	4.85%, 08/01/2030, 1 mo. EURIBOR + 2.75%	$2,783,159
$ 3,349,276	7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	3,298,199
		17,816,028
	Diversified Financial Services - 2.1%
1,928,130	Aretec Group, Inc. 7.82%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	1,916,079
9,902,705	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	9,882,603
5,000,000	FNZ Group Services Ltd. 9.29%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	4,125,000
2,967,562	Focus Financial Partners LLC 7.07%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	2,928,450
2,966,764	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	2,914,845
		21,766,977
	Electric - 0.4%
	Kohler Energy Co. LLC
EUR 2,000,000	6.90%, 05/01/2031, 1 mo. EURIBOR + 4.75%	2,249,411
$ 1,831,897	8.05%, 05/01/2031, 3 mo. USD Term SOFR + 3.75%	1,787,254
		4,036,665
	Electronics - 1.6%
7,057,971	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	6,969,746
6,075,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	5,821,855
	Roper Industrial Products Investment Co. LLC
EUR 1,142,137	5.86%, 11/22/2029, 3 mo. EURIBOR + 3.50%	1,292,901
$ 2,166,660	7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	2,145,340
		16,229,842
	Engineering & Construction - 0.7%
791,015	Chromalloy Corp. 8.04%, 03/27/2031, 3 mo. USD Term SOFR + 3.75%	777,568
1,745,625	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	1,731,084
3,325,000	Newly Weds Foods, Inc. 6.58%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	3,304,219
1,713,156	Service Logic Acquisition, Inc. 7.28%, 10/29/2027, 3 mo. USD Term SOFR + 3.00%	1,705,669
		7,518,540
	Entertainment - 5.9%
	Banijay Entertainment SAS
EUR 1,555,000	5.42%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,748,371
1,445,000	5.59%, 03/01/2028, 3 mo. EURIBOR + 3.25%	1,629,013
$ 1,790,428	7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	1,776,248
	Caesars Entertainment, Inc.
10,996,200	6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	10,825,759
3,728,417	6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	3,663,953
2,349,852	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	2,342,027
The accompanying notes are an integral part of these financial statements.

21

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Entertainment - 5.9% - (continued)
$ 3,077,288	Crown Finance U.S., Inc. 9.57%, 12/02/2031, 1 mo. USD Term SOFR + 5.25%	$3,045,561
1,375,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,361,539
EUR 1,225,000	Dorna Sports SL 5.83%, 03/30/2029, 6 mo. EURIBOR + 3.25%	1,381,053
$ 6,565,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	6,471,974
6,088,605	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	5,854,194
3,816,988	Maverick Gaming LLC 11.78%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	2,531,993
8,707,125	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	8,406,729
1,599,082	OVG Business Services LLC 7.32%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	1,581,092
7,950,075	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	7,938,468
		60,557,974
	Environmental Control - 0.8%
	Filtration Group Corp.
EUR 635,000	5.65%, 10/21/2028, 1 mo. EURIBOR + 3.50%	717,274
$ 4,160,488	7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	4,152,334
2,525,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	2,487,125
1,136,413	Northstar Group Services, Inc. 8.88%, 05/08/2030, 3 mo. USD Term SOFR + 4.75%	1,134,639
		8,491,372
	Food - 1.0%
2,785,930	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	2,778,965
	CHG PPC Parent LLC
EUR 1,500,000	5.65%, 12/08/2028, 1 mo. EURIBOR + 3.50%	1,695,027
$ 625,832	7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	624,267
EUR 4,720,000	Froneri Lux Finco SARL 5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	5,299,252
		10,397,511
	Food Service - 0.6%
$ 3,504,938	Aramark Services, Inc. 6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	3,507,566
2,656,716	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	2,658,151
		6,165,717
	Healthcare - Products - 1.1%
EUR 3,150,000	Auris Luxembourg III SARL 6.69%, 02/28/2029, 6 mo. EURIBOR + 4.00%	3,551,743
582,898	Avantor Funding, Inc. 4.65%, 06/12/2028, 1 mo. EURIBOR + 2.50%	659,927
$ 5,393,235	Bausch & Lomb Corp. 8.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	5,334,826
912,886	Insulet Corp. 6.82%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	911,517
1,166,282	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,157,652
		11,615,665
	Healthcare - Services - 1.7%
	ADMI Corp.
1,485,006	7.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,414,469
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Healthcare - Services - 1.7% - (continued)
$ 1,593,433	8.19%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	$1,513,761
	EyeCare Partners LLC
1,746,621	5.23%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(4)	1,345,632
376,924	11.12%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	94,231
2,544,300	Heartland Dental LLC 8.82%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	2,513,132
2,981,185	Medical Solutions Holdings, Inc. 7.88%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	1,781,258
1,898,257	Parexel International Corp. 6.82%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	1,885,691
6,035,758	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	5,828,309
EUR 1,045,000	Synlab Bondco PLC 5.63%, 12/20/2030, 1 mo. EURIBOR + 3.50%	1,173,257
		17,549,740
	Home Builders - 0.6%
$ 6,625,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	6,549,078
	Home Furnishings - 0.9%
5,436,260	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	5,366,730
3,860,325	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	3,848,744
		9,215,474
	Housewares - 0.8%
	Hunter Douglas, Inc.
EUR 2,310,000	5.61%, 01/20/2032, 3 mo. EURIBOR + 3.25%	2,541,649
$ 5,715,323	7.55%, 01/20/2032, 3 mo. USD Term SOFR + 3.25%	5,554,608
		8,096,257
	Insurance - 7.4%
14,176,508	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	13,990,512
6,059,550	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	6,012,831
2,573,550	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	2,558,675
EUR 3,500,000	Ardonagh Midco 3 PLC 6.25%, 02/15/2031, 6 mo. EURIBOR + 3.63%	3,905,502
$ 1,658,051	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	1,657,620
	Asurion LLC
3,270,046	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	3,152,030
2,223,902	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,151,670
6,382,700	9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	5,945,038
7,265,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	6,649,727
	Howden Group Holdings Ltd.
EUR 725,000	5.69%, 02/15/2031, 1 mo. EURIBOR + 3.50%	817,933
$ 4,138,305	7.32%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	4,110,371
12,190,260	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	12,103,709
2,941,512	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	2,924,981
The accompanying notes are an integral part of these financial statements.

22

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Insurance - 7.4% - (continued)
	Truist Insurance Holdings LLC
$ 1,539,919	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	$1,521,317
694,737	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	691,958
8,364,057	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	8,305,843
		76,499,717
	Internet - 2.7%
8,252,968	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	4,539,132
	Getty Images, Inc.
EUR 2,425,000	8.19%, 02/21/2030, 1 mo. EURIBOR + 6.00%	2,582,333
$ 665,000	11.25%, 02/21/2030	655,025
	MH Sub I LLC
6,366,858	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	6,016,681
4,309,031	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,766,567
3,695,000	10.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	3,270,075
3,083,977	Shutterfly, Inc. 5.32%, 10/01/2027, 1 mo. USD Term SOFR + 4.00%(4)	2,659,930
	Speedster Bidco GmbH
EUR 2,000,000	6.13%, 12/10/2031, 6 mo. EURIBOR + 3.75%	2,259,402
$ 1,480,000	7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	1,467,050
		27,216,195
	Investment Company Security - 0.8%
796,005	AAL Delaware Holdco, Inc. 7.07%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	793,521
2,149,612	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	2,135,103
2,481,156	Intrado Corp. 7.80%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,398,980
2,983,150	Nexus Buyer LLC 7.82%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	2,972,798
		8,300,402
	IT Services - 3.7%
5,088,664	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	4,974,169
	Kaseya, Inc.
2,270,000	7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,252,158
555,000	9.32%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	541,358
11,503,514	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	10,770,165
4,330,667	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	4,330,667
	Nielsen Consumer, Inc.
EUR 1,650,000	5.65%, 03/06/2028, 1 mo. EURIBOR + 3.50%	1,846,081
$ 2,275,000	7.82%, 03/06/2028, 1 mo. USD Term SOFR + 3.50%	2,266,469
6,213,285	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	5,593,075
2,850,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	2,714,625
2,590,000	Twitter, Inc. 9.50%, 10/26/2029	2,524,706
		37,813,473
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Leisure Time - 1.3%
$ 3,736,861	LC AHAB U.S. Bidco LLC 7.32%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	$3,624,755
1,154,421	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,068,740
4,338,620	Recess Holdings, Inc. 8.03%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	4,293,889
4,984,912	SRAM LLC 6.57%, 02/27/2032, 1 mo. USD Term SOFR + 2.25%	4,810,440
		13,797,824
	Machinery-Diversified - 0.9%
1,955,225	Titan Acquisition Ltd. 8.72%, 02/15/2029, 6 mo. USD Term SOFR + 4.50%	1,909,844
EUR 6,830,000	TK Elevator Midco GmbH 5.85%, 04/30/2030, 3 mo. EURIBOR + 3.25%	7,663,864
		9,573,708
	Media - 3.8%
$ 5,761,535	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	5,729,155
9,452,521	Charter Communications Operating LLC 6.30%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	9,394,766
	Directv Financing LLC
374,531	9.54%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	374,030
3,425,726	9.79%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	3,306,271
EUR 1,960,000	DLG Acquisitions Ltd. 6.56%, 05/16/2031, 3 mo. EURIBOR + 4.00%	2,215,147
$ 2,500,193	EW Scripps Co. 10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	2,265,025
1,265,464	NEP Group, Inc. 7.82%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%(4)	1,132,387
3,625,921	Sunrise Financing Partnership 6.79%, 02/15/2032, 3 mo. USD Term SOFR + 2.50%	3,601,301
5,975,000	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	5,422,312
1,747,350	United Talent Agency LLC 8.08%, 07/07/2028, 1 mo. USD Term SOFR + 3.75%	1,742,982
3,775,000	Virgin Media Bristol LLC 7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	3,662,165
		38,845,541
	Mining - 0.3%
	American Rock Salt Co. LLC
2,087,054	8.44%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	1,698,862
999,876	11.44%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%(7)	999,876
832,882	11.44%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%	832,882
		3,531,620
	Miscellaneous Manufacturing - 0.5%
1,705,000	John Bean Technologies Corp. 6.67%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	1,698,606
1,437,775	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	1,364,693
EUR 2,260,000	Touchdown Acquirer, Inc. 5.69%, 02/21/2031, 3 mo. EURIBOR + 3.50%	2,487,711
		5,551,010
	Oil & Gas - 0.1%
$ 810,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	795,825
	Oil & Gas Services - 0.0%
13,880,280	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(4)(5)	69,401
The accompanying notes are an integral part of these financial statements.

23

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Packaging & Containers - 1.6%
$ 982,575	Anchor Packaging, Inc. 7.58%, 07/18/2029, 1 mo. USD Term SOFR + 3.25%	$979,627
6,187,528	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	6,139,389
	Clydesdale Acquisition Holdings, Inc.
32,732	7.48%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	32,442
1,872,268	7.49%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,855,661
1,557,380	7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,545,513
EUR 1,165,962	LABL, Inc. 7.15%, 10/29/2028, 1 mo. EURIBOR + 5.00%	1,101,822
$ 3,217,500	SupplyOne, Inc. 8.07%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	3,194,044
1,350,455	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,329,942
		16,178,440
	Pharmaceuticals - 1.3%
1,267,631	Amneal Pharmaceuticals LLC 9.82%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	1,268,189
4,750,000	Bausch Health Cos., Inc. 10.54%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	4,472,932
EUR 1,000,000	Curium BidCo SARL 6.11%, 07/31/2029, 3 mo. EURIBOR + 3.75%	1,124,071
$ 3,616,825	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	3,498,519
	IVC Acquisition Ltd.
EUR 1,070,000	6.43%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,199,168
$ 1,595,976	8.05%, 12/12/2028, 3 mo. USD Term SOFR + 3.75%	1,581,341
		13,144,220
	Pipelines - 3.6%
7,074,835	Brazos Delaware II LLC 7.32%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	7,053,611
1,935,277	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	1,919,949
3,067,313	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	3,061,301
3,740,625	NGP XI Midstream Holdings LLC 7.80%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	3,684,516
8,480,696	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	8,386,645
2,443,875	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	2,411,029
6,892,722	Traverse Midstream Partners LLC 7.28%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	6,858,258
1,656,675	WaterBridge Midstream Operating LLC 8.31%, 05/10/2029, 3 mo. USD Term SOFR + 4.00%	1,617,677
1,740,160	Whitewater Whistler Holdings LLC 6.05%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,729,719
		36,722,705
	Retail - 6.6%
8,450,571	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	8,355,502
1,950,313	BCPE Grill Parent 9.07%, 09/30/2030, 1 mo. USD Term SOFR + 4.75%	1,788,027
GBP 3,000,000	CD&R Firefly Bidco Ltd. 9.71%, 04/29/2029, 3 mo. GBP SONIA + 5.25%	3,908,145
$ 3,120,254	EG Group Ltd. 8.56%, 02/07/2028, 3 mo. USD Term SOFR + 4.25%	3,115,231
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Retail - 6.6% - (continued)
$ 2,780,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	$2,710,500
5,811,137	Foundation Building Materials Holding Co. LLC 8.28%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	5,340,028
7,703,352	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	7,516,546
2,865,444	Gulfside Supply, Inc. 7.30%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	2,836,274
1,890,000	Kodiak Building Partners, Inc. 8.03%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	1,813,379
10,283,767	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	9,711,784
6,280,298	LSF9 Atlantis Holdings LLC 8.55%, 03/31/2029, 3 mo. USD Term SOFR + 4.25%	6,099,739
2,019,600	Peer Holding III BV 6.80%, 10/28/2030, 3 mo. USD Term SOFR + 2.50%	2,007,826
4,795,282	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	4,468,292
2,810,875	Staples, Inc. 10.04%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,419,686
5,521,163	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,371,815
		67,462,774
	Semiconductors - 0.3%
EUR 2,853,316	MKS Instruments, Inc. 4.60%, 08/17/2029, 1 mo. EURIBOR + 2.50%	3,202,740
	Software - 10.0%
	Ascend Learning LLC
$ 1,378,680	7.32%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	1,360,950
789,934	10.17%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	773,890
7,854,193	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	7,776,908
3,000,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	2,989,380
	Boxer Parent Co., Inc.
2,170,000	7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	2,124,126
2,525,000	10.07%, 07/30/2032, 1 mo. USD Term SOFR + 5.75%	2,381,908
5,489,607	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	5,245,045
2,031,907	CCC Intelligent Solutions, Inc. 6.32%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	2,026,828
2,800,000	Clearwater Analytics LLC 6.53%, 04/21/2032, 3 mo. USD Term SOFR + 2.25%	2,786,000
5,725,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	5,589,031
	DCert Buyer, Inc.
3,131,837	8.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	3,023,100
1,395,000	11.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,143,900
5,041,436	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	5,020,161
2,362,470	E2open LLC 7.94%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	2,347,705
	EP Purchaser LLC
2,678,789	8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	2,658,698
The accompanying notes are an integral part of these financial statements.

24

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Software - 10.0% - (continued)
$ 994,924	9.06%, 11/06/2028, 3 mo. USD Term SOFR + 4.50%	$997,411
3,676,525	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	3,655,642
2,154,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	2,143,230
	Genesys Cloud Services Holdings II LLC
EUR 2,250,000	5.44%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,523,425
$ 638,400	6.82%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	628,958
2,803,741	Genuine Financial Holdings LLC 7.57%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	2,731,321
1,930,500	Imagine Learning LLC 7.82%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,919,940
2,587,000	Mitchell International, Inc. 7.57%, 06/17/2031, 1 mo. USD Term SOFR + 3.25%	2,549,178
5,242,731	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	5,220,449
4,114,310	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	3,961,298
2,862,804	Project Boost Purchaser LLC 7.30%, 07/16/2031, 3 mo. USD Term SOFR + 3.00%	2,833,776
3,370,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	3,365,787
2,917,614	Renaissance Holdings Corp. 8.28%, 04/05/2030, 3 mo. USD Term SOFR + 4.00%	2,709,734
	Rocket Software, Inc.
EUR 3,615,000	6.40%, 11/28/2028, 1 mo. EURIBOR + 4.25%	4,089,112
$ 6,884,586	8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	6,831,024
4,381,427	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	4,373,672
4,812,937	Zelis Payments Buyer, Inc. 7.57%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	4,706,908
		102,488,495
	Telecommunications - 1.9%
2,481,250	Crown Subsea Communications Holding, Inc. 8.32%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	2,476,287
1,122,550	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	1,116,006
2,125,000	Level 3 Financing, Inc. 8.57%, 03/27/2032, 1 mo. USD Term SOFR + 4.25%	2,117,562
EUR 3,765,000	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	4,213,659
2,000,000	Odido Holding BV 5.51%, 03/30/2029, 3 mo. EURIBOR + 3.15%	2,254,146
$ 6,901,070	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	6,860,078
		19,037,738
	Transportation - 0.4%
3,726,563	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	3,633,398
	Total Senior Floating Rate Interests (cost $943,025,666)	$908,735,096
COMMON STOCKS - 0.3%
	Energy - 0.1%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(8)	$710,501
71,083	Foresight Energy LLC*(8)	248,790
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.3% - (continued)
	Energy - 0.1% - (continued)
15,718	Kelly Topco Ltd.*(9)(10)		$86,763
544,947	PES Energy Liquidating Trust*(8)(10)		—
			1,046,054
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(8)(10)		48,080
5,385,000	Unifin Financiera SAB de CV*(8)(9)(10)		538,500
			586,580
	Insurance - 0.0%
175,508	Tenerity, Inc.*(8)(10)		—
	Materials - 0.1%
37,645	Utex Industries*(8)		1,367,756
	Total Common Stocks (cost $15,730,717)		$3,000,390
EXCHANGE-TRADED FUNDS - 3.2%
	Other Investment Pools & Funds - 3.2%
517,400	Invesco Senior Loan ETF		$10,720,528
537,200	SPDR Blackstone Senior Loan ETF		21,907,016
	Total Exchange-Traded Funds (cost $34,071,631)		$32,627,544
RIGHTS - 0.2%
	Media & Entertainment - 0.2%
121,289	Crown Finance U.S., Inc.*(8)(11)		$2,473,447
	Total Rights (cost $2,365,135)		$2,473,447
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(8)(10)		$88
	Total Warrants (cost $35,400)		$88
	Total Long-Term Investments (cost $1,062,474,144)		$1,008,930,405
	Total Investments (cost $1,062,474,144)	98.0%	$1,008,930,405
	Other Assets and Liabilities	2.0%	20,518,617
	Net Assets	100.0%	$1,029,449,022
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$57,623,667, representing 5.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $2,258,823, representing 0.2% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $1,989,738, which represents to 0.2% of total net assets.

(8)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $5,387,162 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$710,501
08/2023	Crown Finance U.S., Inc.	121,289	2,365,135	2,473,447
06/2020	Foresight Energy LLC	71,083	609,446	248,790
12/2021	PES Energy Liquidating Trust	544,947	4,735,804	—
06/2017	Tenerity, Inc.	175,508	6,043,294	—
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
08/2024	Unifin Financiera SAB de CV	730,911	161,550	48,080
12/2020	Utex Industries	37,645	1,131,232	1,367,756
07/2020	Utex Industries Expires 12/31/2025 Warrants	7,500	35,400	88
			$18,131,252	$5,387,162

(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Investment valued using significant unobservable inputs.
(11)	Currently no expiration date available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	06/06/2025	$(406,569)	$(4,081)
U.S. Treasury 5-Year Note Future	(55)	06/30/2025	(6,005,742)	(124,699)
Total futures contracts				$(128,780)

OTC Total Return Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,900,000	(4.64% )	06/20/2025	At Maturity	$—	$—	$(113,104)	$(113,104)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(4.64% )	06/20/2025	Quarterly	—	—	(143,372)	(143,372)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,125,000	(4.30% )	09/20/2025	At Maturity	—	—	(178,160)	(178,160)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,875,000	(4.64% )	09/20/2025	At Maturity	—	—	(136,797)	(136,797)
Total OTC total return swap contracts							$—	$—	$(571,433)	$(571,433)

The accompanying notes are an integral part of these financial statements.

26

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S43.V1	USD	10,375,000	5.00%	12/20/2029	Quarterly	$621,542	$—	$443,776	$(177,766)
Total centrally cleared credit default swap contracts						$621,542	$—	$443,776	$(177,766)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
716,000	EUR	815,491	USD	MSC	05/30/2025	$(2,852)
2,195,000	EUR	2,505,134	USD	UBS	05/30/2025	(13,871)
124,000	GBP	164,917	USD	BCLY	05/30/2025	355
132,396,028	USD	116,029,285	EUR	DEUT	05/30/2025	706,095
2,230,097	USD	1,954,000	EUR	CAG	05/30/2025	12,363
4,171,238	USD	3,136,321	GBP	BCLY	05/30/2025	(8,991)
Total foreign currency contracts						$693,099
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$18,638,093	$—	$18,638,093	$—
Convertible Bonds	1,088,851	—	1,088,851	—
Corporate Bonds	42,366,896	—	42,366,896	—
Senior Floating Rate Interests	908,735,096	—	908,735,096	—
Common Stocks	3,000,390	—	2,327,047	673,343
Exchange-Traded Funds	32,627,544	32,627,544	—	—
Rights	2,473,447	—	2,473,447	—
Warrants	88	—	—	88
Foreign Currency Contracts(2)	718,813	—	718,813	—
Total	$1,009,649,218	$32,627,544	$976,348,243	$673,431
Liabilities
Foreign Currency Contracts(2)	$(25,714)	$—	$(25,714)	$—
Futures Contracts(2)	(128,780)	(128,780)	—	—
Swaps - Credit Default(2)	(177,766)	—	(177,766)	—
Swaps - Total Return(2)	(571,433)	—	(571,433)	—
Total	$(903,693)	$(128,780)	$(774,913)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

27

The Hartford High Yield Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.4%
	Auto Manufacturers - 0.3%
$ 1,250,000	Rivian Automotive, Inc. 4.63%, 03/15/2029	$1,275,781
	Commercial Services - 0.3%
1,388,000	Global Payments, Inc. 1.50%, 03/01/2031	1,229,768
	Engineering & Construction - 0.2%
975,000	Fluor Corp. 1.13%, 08/15/2029	1,025,700
	Healthcare - Products - 0.3%
1,200,000	Qiagen NV 2.50%, 09/10/2031(1)	1,218,185
	Home Builders - 0.3%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028(2)	1,477,862
	Internet - 0.3%
885,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,159,792
	IT Services - 0.2%
850,000	Seagate HDD Cayman 3.50%, 06/01/2028	1,075,250
	Leisure Time - 0.4%
525,000	Carnival Corp. 5.75%, 12/01/2027	839,475
1,025,000	NCL Corp. Ltd. 2.50%, 02/15/2027	989,125
		1,828,600
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	886,058
	Pharmaceuticals - 0.3%
	Jazz Investments I Ltd.
300,000	2.00%, 06/15/2026	308,395
735,000	3.13%, 09/15/2030(2)	798,185
		1,106,580
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(2)	1,145,625
525,000	4.38%, 03/15/2027(2)	518,175
		1,663,800
	Semiconductors - 0.2%
1,100,000	Synaptics, Inc. 0.75%, 12/01/2031(2)	966,900
	Total Convertible Bonds (cost $14,826,044)	$14,914,276
CORPORATE BONDS - 90.4%
	Advertising - 1.4%
	Clear Channel Outdoor Holdings, Inc.
1,750,000	7.50%, 06/01/2029(2)	$1,434,300
475,000	7.88%, 04/01/2030(2)	475,213
3,140,000	9.00%, 09/15/2028(2)	3,250,069
1,025,000	Lamar Media Corp. 3.75%, 02/15/2028	977,699
		6,137,281
	Aerospace & Defense - 1.3%
1,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	1,819,749
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	627,259
2,150,000	5.50%, 11/15/2027	2,139,765
410,000	6.63%, 03/01/2032(2)	419,985
755,000	6.75%, 08/15/2028(2)	770,171
		5,776,929
	Agriculture - 0.3%
1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,505,741
	Airlines - 0.1%
625,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	575,705
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Auto Parts & Equipment - 0.6%
	Adient Global Holdings Ltd.
$ 1,000,000	7.00%, 04/15/2028(2)	$1,008,733
1,750,000	7.50%, 02/15/2033(2)	1,658,262
		2,666,995
	Chemicals - 1.7%
	Avient Corp.
220,000	6.25%, 11/01/2031(2)	217,648
1,917,000	7.13%, 08/01/2030(2)	1,954,569
2,235,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(2)	1,857,937
	Olympus Water U.S. Holding Corp.
415,000	7.25%, 06/15/2031(2)	415,000
2,725,000	9.75%, 11/15/2028(2)	2,839,336
		7,284,490
	Commercial Banks - 0.4%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(2)	798,858
800,000	12.00%, 10/01/2028(2)	857,671
150,000	12.25%, 10/01/2030(2)	165,041
		1,821,570
	Commercial Services - 5.1%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	4,636,977
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(2)	602,131
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(1)	1,236,038
$ 1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(2)	1,333,300
1,930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	2,036,644
700,000	Cimpress PLC 7.38%, 09/15/2032(2)	638,698
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(2)	1,679,891
1,875,000	8.38%, 11/15/2032(2)	1,849,545
450,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	444,954
850,000	Hertz Corp. 12.63%, 07/15/2029(2)	826,736
	Service Corp. International
2,250,000	3.38%, 08/15/2030	2,014,505
140,000	5.75%, 10/15/2032	138,213
1,130,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(2)	1,146,099
2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,326,464
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(2)	1,099,616
		22,009,811
	Construction Materials - 2.1%
	Builders FirstSource, Inc.
$ 1,010,000	4.25%, 02/01/2032(2)	909,618
2,350,000	5.00%, 03/01/2030(2)	2,254,721
200,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(2)	165,286
1,965,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(2)	1,992,724
	Quikrete Holdings, Inc.
760,000	6.38%, 03/01/2032(2)	764,283
365,000	6.75%, 03/01/2033(2)	366,366
1,750,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(2)	1,771,794
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(2)	941,940
		9,166,732
	Distribution/Wholesale - 0.5%
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	2,026,149
The accompanying notes are an integral part of these financial statements.

28

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Diversified Financial Services - 5.2%
	Credit Acceptance Corp.
$ 1,680,000	6.63%, 03/15/2030(2)	$1,648,433
950,000	9.25%, 12/15/2028(2)	1,003,969
	Freedom Mortgage Holdings LLC
1,380,000	8.38%, 04/01/2032(2)	1,349,681
1,770,000	9.25%, 02/01/2029(2)	1,803,081
1,410,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	1,441,725
	Nationstar Mortgage Holdings, Inc.
700,000	6.50%, 08/01/2029(2)	711,476
1,360,000	7.13%, 02/01/2032(2)	1,410,868
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,107,870
875,000	7.88%, 03/15/2030	903,910
264,000	9.00%, 01/15/2029	274,869
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(2)	877,553
195,000	5.75%, 09/15/2031(2)	185,741
435,000	6.88%, 02/15/2033(2)	434,393
1,750,000	7.13%, 11/15/2030(2)	1,779,620
445,000	7.88%, 12/15/2029(2)	463,958
1,645,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	1,622,299
2,130,000	TrueNoord Capital DAC 8.75%, 03/01/2030(2)	2,175,753
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	2,236,770
		22,431,969
	Electric - 1.0%
	Clearway Energy Operating LLC
3,355,000	3.75%, 02/15/2031(2)	2,986,867
390,000	3.75%, 01/15/2032(2)	338,214
515,000	4.75%, 03/15/2028(2)	503,310
	Edison International
250,000	5.38%, 03/09/2026, (5.38% fixed rate until 03/09/2026; 5 yr. USD CMT + 4.70% thereafter)(3)(4)	234,323
200,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(3)	187,261
		4,249,975
	Electronics - 0.5%
2,135,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	2,038,657
	Entertainment - 3.9%
	Caesars Entertainment, Inc.
675,000	4.63%, 10/15/2029(2)	623,129
3,900,000	6.00%, 10/15/2032(2)	3,676,701
665,000	6.50%, 02/15/2032(2)	668,483
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(2)	1,536,698
230,000	7.00%, 08/01/2032(2)	235,192
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(2)	353,619
1,090,000	7.88%, 07/31/2028(2)	1,294,833
$ 2,175,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(2)	2,155,384
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	2,298,664
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(2)	729,800
3,355,000	7.13%, 02/15/2031(2)	3,460,897
		17,033,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Environmental Control - 0.3%
	Reworld Holding Corp.
$ 165,000	4.88%, 12/01/2029(2)	$154,172
1,490,000	5.00%, 09/01/2030	1,368,270
		1,522,442
	Food - 1.7%
	B&G Foods, Inc.
898,000	5.25%, 09/15/2027	841,722
1,310,000	8.00%, 09/15/2028(2)	1,299,698
	Performance Food Group, Inc.
2,150,000	5.50%, 10/15/2027(2)	2,132,377
280,000	6.13%, 09/15/2032(2)	280,083
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(2)	1,527,216
1,200,000	6.38%, 03/01/2033(2)	1,186,510
		7,267,606
	Healthcare - Products - 2.0%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,586,980
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(2)	4,780,699
1,532,000	5.25%, 10/01/2029(2)	1,454,845
		8,822,524
	Healthcare - Services - 2.6%
1,290,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(2)	1,288,878
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(2)	2,043,250
225,000	5.25%, 05/15/2030(2)	191,959
25,000	8.00%, 12/15/2027(2)	25,012
1,387,000	10.88%, 01/15/2032(2)	1,432,089
1,525,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	1,543,027
2,630,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)	2,624,032
2,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,127,269
		11,275,516
	Home Builders - 3.0%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(2)	946,510
941,000	4.63%, 04/01/2030(2)	862,644
1,641,000	6.63%, 01/15/2028(2)	1,637,939
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,221,065
	KB Home
470,000	4.00%, 06/15/2031	423,576
660,000	4.80%, 11/15/2029	636,984
	M/I Homes, Inc.
1,840,000	3.95%, 02/15/2030	1,670,441
790,000	4.95%, 02/01/2028	772,739
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	1,777,261
	Taylor Morrison Communities, Inc.
325,000	5.13%, 08/01/2030(2)	314,889
1,790,000	5.75%, 01/15/2028(2)	1,790,808
		13,054,856
	Insurance - 3.5%
	Acrisure LLC/Acrisure Finance, Inc.
2,375,000	7.50%, 11/06/2030(2)	2,419,439
1,800,000	8.50%, 06/15/2029(2)	1,859,270
3,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)	3,284,327
2,890,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(2)	2,941,454
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(2)	2,178,210
2,580,000	7.38%, 01/31/2032(2)	2,658,024
		15,340,724
	Internet - 1.2%
950,000	Gen Digital, Inc. 7.13%, 09/30/2030(2)	978,141
The accompanying notes are an integral part of these financial statements.

29

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Internet - 1.2% - (continued)
	Rakuten Group, Inc.
$ 1,200,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(2)(3)(4)	$1,128,722
1,000,000	9.75%, 04/15/2029(2)	1,054,810
	United Group BV
EUR 965,000	6.75%, 02/15/2031(2)	1,119,835
950,000	6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(5)	1,070,827
		5,352,335
	Iron/Steel - 0.3%
$ 1,155,000	ATI, Inc. 4.88%, 10/01/2029	1,103,430
	IT Services - 2.8%
2,215,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(2)(6)	2,253,182
4,205,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	4,298,465
2,600,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(2)	2,637,710
3,620,000	McAfee Corp. 7.38%, 02/15/2030(2)	3,126,909
		12,316,266
	Leisure Time - 1.6%
2,390,000	Carnival Corp. 6.00%, 05/01/2029(2)	2,375,917
	NCL Corp. Ltd.
665,000	5.88%, 02/15/2027(2)	661,898
1,545,000	6.75%, 02/01/2032(2)	1,508,599
300,000	8.13%, 01/15/2029(2)	314,165
	Viking Cruises Ltd.
600,000	5.88%, 09/15/2027(2)	598,783
1,345,000	9.13%, 07/15/2031(2)	1,438,067
		6,897,429
	Lodging - 0.5%
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(2)	2,072,906
	Machinery-Diversified - 0.5%
2,125,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(2)	2,128,640
	Media - 7.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(2)	2,525,348
3,825,000	4.25%, 01/15/2034(2)	3,222,135
1,875,000	4.50%, 08/15/2030(2)	1,741,095
925,000	4.50%, 05/01/2032	821,843
3,250,000	4.75%, 02/01/2032(2)	2,941,120
1,400,000	7.38%, 03/01/2031(2)	1,441,930
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(2)	952,925
4,825,000	11.75%, 01/31/2029(2)	4,561,643
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(2)	1,025,743
1,100,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(2)	1,041,695
2,750,000	Paramount Global 6.88%, 04/30/2036	2,761,236
1,795,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(6)	1,421,675
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	2,086,175
3,500,000	Univision Communications, Inc. 8.50%, 07/31/2031(2)	3,304,968
	Virgin Media Secured Finance PLC
GBP 1,300,000	4.25%, 01/15/2030(1)	1,556,488
$ 680,000	4.50%, 08/15/2030(2)	611,263
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,217,341
935,000	Ziggo BV 4.88%, 01/15/2030(2)	860,802
		34,095,425
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Metal Fabricate/Hardware - 0.6%
	Advanced Drainage Systems, Inc.
$ 1,124,000	5.00%, 09/30/2027(2)	$1,111,551
1,361,000	6.38%, 06/15/2030(2)	1,381,994
		2,493,545
	Mining - 1.9%
	Constellium SE
1,575,000	3.75%, 04/15/2029(2)	1,447,335
755,000	5.63%, 06/15/2028(2)	742,923
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(2)	339,387
3,630,000	5.88%, 04/15/2030(2)	3,588,835
	Novelis Corp.
630,000	3.25%, 11/15/2026(2)	610,987
150,000	3.88%, 08/15/2031(2)	129,462
1,310,000	4.75%, 01/30/2030(2)	1,218,151
200,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(2)	207,500
		8,284,580
	Oil & Gas - 6.8%
2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	2,796,329
	EQT Corp.
1,180,000	4.75%, 01/15/2031(2)	1,139,591
115,000	7.50%, 06/01/2030(2)	123,657
	Matador Resources Co.
815,000	6.50%, 04/15/2032(2)	785,023
1,760,000	6.88%, 04/15/2028(2)	1,750,216
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	1,231,562
1,590,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	1,514,900
1,250,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,200,913
	Permian Resources Operating LLC
745,000	6.25%, 02/01/2033(2)	728,534
1,935,000	8.00%, 04/15/2027(2)	1,968,990
685,000	Range Resources Corp. 4.75%, 02/15/2030(2)	647,593
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,893,108
1,170,000	6.75%, 08/01/2029(2)	1,092,346
785,000	7.00%, 08/01/2032(2)	723,671
	Sunoco LP
1,120,000	6.25%, 07/01/2033(2)	1,118,492
825,000	7.00%, 05/01/2029(2)	848,234
1,270,000	7.25%, 05/01/2032(2)	1,317,009
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(2)	608,736
2,015,000	9.38%, 02/01/2031(2)	1,894,556
	Transocean, Inc.
1,760,000	8.50%, 05/15/2031(2)	1,360,549
2,640,000	8.75%, 02/15/2030(2)	2,580,575
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(2)	274,050
445,000	7.88%, 04/15/2032(2)	345,717
1,875,000	9.75%, 10/15/2030	1,588,442
		29,532,793
	Oil & Gas Services - 1.9%
2,065,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	2,112,032
2,085,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(2)	2,105,206
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	3,865,704
		8,082,942
	Packaging & Containers - 3.9%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(2)	1,349,827
3,045,000	5.25%, 08/15/2027(2)	1,400,700
The accompanying notes are an integral part of these financial statements.

30

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Packaging & Containers - 3.9% - (continued)
	Clydesdale Acquisition Holdings, Inc.
$ 675,000	6.63%, 04/15/2029(2)	$679,954
980,000	6.75%, 04/15/2032(2)	1,002,052
2,200,000	8.75%, 04/15/2030(2)	2,266,711
	Graphic Packaging International LLC
880,000	3.75%, 02/01/2030(2)	808,770
1,775,000	6.38%, 07/15/2032(2)	1,783,735
3,145,000	LABL, Inc. 8.63%, 10/01/2031(2)	2,571,037
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 04/15/2027(2)	912,403
1,575,000	9.25%, 04/15/2027(2)	1,445,087
	Owens-Brockway Glass Container, Inc.
2,125,000	7.25%, 05/15/2031(2)	2,110,225
670,000	7.38%, 06/01/2032(2)	653,796
		16,984,297
	Pharmaceuticals - 1.0%
3,350,000	1261229 BC Ltd. 10.00%, 04/15/2032(2)	3,280,233
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,112,203
		4,392,436
	Pipelines - 3.2%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(2)	1,878,669
1,150,000	6.63%, 02/01/2032(2)	1,161,888
	Buckeye Partners LP
1,095,000	3.95%, 12/01/2026	1,067,490
900,000	4.13%, 12/01/2027	864,703
730,000	4.50%, 03/01/2028(2)	703,771
1,527,000	5.60%, 10/15/2044	1,251,086
335,000	6.75%, 02/01/2030(2)	340,865
1,665,000	6.88%, 07/01/2029(2)	1,696,365
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(2)	1,849,841
750,000	4.38%, 06/15/2031(2)	690,779
2,200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(2)	2,235,275
		13,740,732
	Real Estate - 0.6%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(1)	2,594,008
	Real Estate Investment Trusts - 2.6%
	Brandywine Operating Partnership LP
$ 895,000	4.55%, 10/01/2029	816,608
105,000	8.30%, 03/15/2028(7)	108,534
475,000	8.88%, 04/12/2029	498,149
	Hudson Pacific Properties LP
1,945,000	4.65%, 04/01/2029	1,392,750
455,000	5.95%, 02/15/2028	380,055
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	1,017,518
370,000	6.25%, 01/15/2033(2)	369,323
1,925,000	7.00%, 02/15/2029(2)	1,977,175
2,275,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(2)	2,234,093
	RHP Hotel Properties LP/RHP Finance Corp.
445,000	6.50%, 04/01/2032(2)	443,515
1,910,000	7.25%, 07/15/2028(2)	1,962,903
		11,200,623
	Retail - 6.5%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(2)	1,920,970
50,000	3.88%, 01/15/2028(2)	48,010
215,000	4.00%, 10/15/2030(2)	195,657
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Retail - 6.5% - (continued)
$ 1,210,000	4.38%, 01/15/2028(2)	$1,171,396
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(2)	1,700,188
307,000	4.75%, 03/01/2030	287,105
760,000	5.00%, 02/15/2032(2)	692,611
2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(2)	2,291,631
1,755,000	FirstCash, Inc. 5.63%, 01/01/2030(2)	1,725,529
4,856,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	4,255,226
985,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	513,264
	PetSmart, Inc./PetSmart Finance Corp.
1,560,000	4.75%, 02/15/2028(2)	1,490,973
1,875,000	7.75%, 02/15/2029(2)	1,746,329
1,949,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	1,831,341
4,375,000	Staples, Inc. 10.75%, 09/01/2029(2)	3,790,565
1,275,000	Victoria's Secret & Co. 4.63%, 07/15/2029(2)	1,111,607
1,500,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	1,560,674
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	505,080
816,000	4.63%, 01/31/2032	768,115
424,000	5.38%, 04/01/2032	416,661
		28,022,932
	Software - 4.3%
4,370,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	4,177,070
1,250,000	Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(2)	1,071,931
	Cloud Software Group, Inc.
1,000,000	8.25%, 06/30/2032(2)	1,043,118
1,000,000	9.00%, 09/30/2029(2)	1,007,430
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(2)	1,156,572
825,000	3.88%, 12/01/2029(2)	760,154
270,000	6.90%, 12/01/2027(2)	277,702
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(2)	951,796
650,000	4.13%, 12/01/2031(2)	581,300
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	2,406,052
	Rocket Software, Inc.
2,500,000	6.50%, 02/15/2029(2)	2,377,922
575,000	9.00%, 11/28/2028(2)	592,447
2,105,000	UKG, Inc. 6.88%, 02/01/2031(2)	2,165,611
		18,569,105
	Telecommunications - 4.9%
825,000	Altice France Holding SA 10.50%, 05/15/2027(2)	255,766
	Altice France SA
720,000	5.13%, 07/15/2029(2)	587,436
640,000	5.50%, 01/15/2028(2)	529,853
800,000	5.50%, 10/15/2029(2)	654,888
1,665,000	8.13%, 02/01/2027(2)	1,523,988
	EchoStar Corp.
2,000,000	6.75%, 11/30/2030(8)	1,864,146
2,000,000	10.75%, 11/30/2029	2,115,066
	Fibercop SpA
920,000	6.38%, 11/15/2033(2)	877,910
726,000	7.20%, 07/18/2036(2)	697,226
353,000	7.72%, 06/04/2038(2)	349,902
	Iliad Holding SASU
EUR 1,460,000	6.88%, 04/15/2031(2)	1,763,626
$ 490,000	7.00%, 10/15/2028(2)	495,974
830,000	7.00%, 04/15/2032(2)	841,314
	Kaixo Bondco Telecom SA
EUR 1,000,000	5.13%, 09/30/2029(1)	1,143,669
515,000	5.13%, 09/30/2029(2)	588,990
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(2)	1,484,765
The accompanying notes are an integral part of these financial statements.

31

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Telecommunications - 4.9% - (continued)
$ 325,000	3.88%, 10/15/2030(2)	$256,328
2,825,000	4.00%, 04/15/2031(2)	2,204,178
500,000	4.88%, 06/15/2029(2)	436,250
500,000	10.50%, 04/15/2029(2)	553,617
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(1)	1,349,225
	Telecom Italia Capital SA
$ 424,000	7.20%, 07/18/2036	434,088
415,000	7.72%, 06/04/2038	432,454
		21,440,659
	Transportation - 0.2%
950,000	Stonepeak Nile Parent LLC 7.25%, 03/15/2032(2)	964,487
	Total Corporate Bonds (cost $400,058,630)	$392,278,642
SENIOR FLOATING RATE INTERESTS - 2.1%(9)
	Construction Materials - 0.4%
1,804,967	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$1,684,486
	Healthcare - Services - 0.2%
748,111	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	722,398
	Insurance - 0.3%
1,406,443	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	1,396,458
	IT Services - 0.6%
965,150	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	943,434
1,969,055	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,843,528
		2,786,962
	Packaging & Containers - 0.3%
1,199,667	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,190,525
	Retail - 0.3%
1,402,769	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,307,114
	Total Senior Floating Rate Interests (cost $9,454,869)	$9,087,943
PREFERRED STOCKS - 0.3%
	Capital Goods - 0.3%
22,000	Boeing Co. (Preference Shares), 6.00%	$1,350,360
	Total Preferred Stocks (cost $1,146,551)	$1,350,360
	Total Long-Term Investments (cost $425,486,094)	$417,631,221
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 2,202,083	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $2,202,350; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,246,164		$2,202,083
	Total Short-Term Investments (cost $2,202,083)		$2,202,083
	Total Investments (cost $427,688,177)	96.7%	$419,833,304
	Other Assets and Liabilities	3.3%	14,185,700
	Net Assets	100.0%	$434,019,004
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $9,097,613, representing 2.1% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$345,489,796, representing 79.6% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
The accompanying notes are an integral part of these financial statements.

32

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(18)	06/06/2025	$(2,439,412)	$(24,487)
Total futures contracts				$(24,487)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,417,416	USD	10,006,000	EUR	DEUT	05/30/2025	$60,891
5,366,461	USD	4,035,000	GBP	BCLY	05/30/2025	(11,567)
Total foreign currency contracts						$49,324
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$14,914,276	$—	$14,914,276	$—
Corporate Bonds	392,278,642	—	392,278,642	—
Senior Floating Rate Interests	9,087,943	—	9,087,943	—
Preferred Stocks	1,350,360	1,350,360	—	—
Short-Term Investments	2,202,083	—	2,202,083	—
Foreign Currency Contracts(2)	60,891	—	60,891	—
Total	$419,894,195	$1,350,360	$418,543,835	$—
Liabilities
Foreign Currency Contracts(2)	$(11,567)	$—	$(11,567)	$—
Futures Contracts(2)	(24,487)	(24,487)	—	—
Total	$(36,054)	$(24,487)	$(11,567)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

33

The Hartford Inflation Plus Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
	Commercial Mortgage-Backed Securities - 0.3%
	Benchmark Mortgage Trust
$ 5,246,721	1.38%, 03/15/2062(1)(2)	$210,387
2,351,346	1.62%, 01/15/2054(1)(2)	159,697
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(3)	210,031
225,000	4.08%, 01/10/2039(2)(3)	202,854
1,597,362	DBJPM Mortgage Trust 1.82%, 09/15/2053(1)(2)	71,227
5,693,128	Wells Fargo NA 1.03%, 05/15/2062(1)(2)	167,422
		1,021,618
	Other Asset-Backed Securities - 0.1%
70,188	AASET Trust 3.35%, 01/16/2040(3)	67,391
246,075	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(3)	226,518
		293,909
	Whole Loan Collateral CMO - 1.6%
	Angel Oak Mortgage Trust
399,664	1.82%, 11/25/2066(2)(3)	355,079
997,869	2.88%, 12/25/2066(3)(4)	921,573
935,353	COLT Mortgage Loan Trust 2.28%, 12/27/2066(2)(3)	841,087
1,087,551	CSMC Trust 2.27%, 11/25/2066(2)(3)	967,247
495,834	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(2)(3)	432,774
939,752	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(2)(3)	833,139
666,044	Verus Securitization Trust 2.72%, 01/25/2067(3)(4)	617,905
89,168	VOLT XCIV LLC 6.24%, 02/27/2051(3)(4)	89,033
		5,057,837
	Total Asset & Commercial Mortgage-Backed Securities (cost $7,019,322)	$6,373,364
CONVERTIBLE BONDS - 1.9%
	Biotechnology - 0.3%
395,000	Cytokinetics, Inc. 3.50%, 07/01/2027	$461,110
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030	238,154
320,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	311,681
		1,010,945
	Commercial Banks - 0.0%
EUR 200,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(5)	125,745
	Energy-Alternate Sources - 0.1%
$ 370,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	308,765
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026	21,600
		330,365
	Healthcare - Products - 0.1%
420,000	Exact Sciences Corp. 1.75%, 04/15/2031(3)	365,148
	Healthcare - Services - 0.2%
520,000	Teladoc Health, Inc. 1.25%, 06/01/2027	473,876
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(3)	406,512
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.9% - (continued)
	Oil & Gas - 0.4%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	$520,002
EUR 700,000	Eni SpA 2.95%, 09/14/2030(7)	807,436
		1,327,438
	Pharmaceuticals - 0.3%
$ 505,000	Dexcom, Inc. 0.38%, 05/15/2028	456,255
JPY 50,000,000	Nxera Pharma Co. Ltd. 0.25%, 12/14/2028(7)	328,718
		784,973
	REITS - 0.1%
$ 310,000	Rexford Industrial Realty LP 4.13%, 03/15/2029(3)	302,250
	Software - 0.3%
555,000	Evolent Health, Inc. 3.50%, 12/01/2029	448,995
EUR 400,000	Ubisoft Entertainment SA 2.88%, 12/05/2031(7)	383,864
		832,859
	Total Convertible Bonds (cost $6,434,294)	$5,960,111
CORPORATE BONDS - 2.8%
	Commercial Banks - 1.5%
225,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(7)(8)(9)	$297,833
200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(7)(8)(9)	229,890
$ 200,000	BNP Paribas SA 4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(7)(8)(9)	171,004
	CaixaBank SA
200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(3)(8)	206,648
EUR 200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(7)(8)(9)	244,413
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(7)(8)(9)	239,757
200,000	Deutsche Bank AG 4.63%, 10/30/2027, (4.63% fixed rate until 10/30/2027; 5 yr. EURIBOR ICE Swap + 4.75% thereafter)(7)(8)(9)	210,060
175,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(7)(8)	194,403
$ 200,000	HSBC Holdings PLC 5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(8)	206,927
EUR 100,000	Ibercaja Banco SA 4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(7)(8)	110,544
	Intesa Sanpaolo SpA
$ 200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(3)(8)	178,864
200,000	7.80%, 11/28/2053(3)	225,508
The accompanying notes are an integral part of these financial statements.

34

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.8% - (continued)
	Commercial Banks - 1.5% - (continued)
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(7)(8)(9)	$228,455
GBP 100,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(7)(8)	146,996
200,000	NatWest Group PLC 4.50%, 03/31/2028, (4.50% fixed rate until 03/31/2028; 5 yr. U.K. Government Bond + 3.99% thereafter)(8)(9)	241,535
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(7)(8)	118,949
200,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(7)(8)	263,833
GBP 100,000	Oaknorth Bank PLC 10.00%, 01/09/2035, (10.00% fixed rate until 10/09/2029; 5 yr. U.K. Government Bond + 6.20% thereafter)(7)(8)	137,196
EUR 325,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(7)(8)(9)	380,536
$ 175,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(8)	175,600
	Societe Generale SA
EUR 100,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(7)(8)	100,854
$ 200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(3)(8)(9)	215,063
250,000	UBS Group AG 9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(3)(8)	305,536
		4,830,404
	Gas - 0.2%
470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	467,095
	Insurance - 0.1%
200,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(3)(8)	202,907
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(7)(8)(9)	112,182
		315,089
	Oil & Gas - 0.8%
$ 640,000	Diamondback Energy, Inc. 5.90%, 04/18/2064	567,492
470,000	Noble Finance II LLC 8.00%, 04/15/2030(3)	447,801
320,000	Talos Production, Inc. 9.38%, 02/01/2031(3)	300,872
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.8% - (continued)
	Oil & Gas - 0.8% - (continued)
$ 650,000	TotalEnergies Capital SA 5.43%, 09/10/2064	$592,056
456,000	Transocean, Inc. 8.75%, 02/15/2030(3)	445,735
330,000	Vital Energy, Inc. 7.88%, 04/15/2032(3)	256,375
		2,610,331
	Pipelines - 0.2%
670,000	ONEOK, Inc. 5.85%, 11/01/2064	597,458
	Total Corporate Bonds (cost $9,214,097)	$8,820,377
FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
	Argentina - 0.1%
500,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	$333,442
	Australia - 0.7%
AUD 5,209,498	Australia Government Bonds 1.00%, 02/21/2050(7)(10)	2,326,269
	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional
BRL 4,936,679	6.00%, 08/15/2050(10)	747,404
10,098,162	6.00%, 05/15/2055(10)	1,513,914
12,186,000	10.00%, 01/01/2029	1,938,450
		4,199,768
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	123,474
	Colombia - 1.8%
$ 1,575,000	Colombia Government International Bonds 4.13%, 02/22/2042	956,067
	Colombia TES
COP 2,443,972,860	3.00%, 03/25/2033(10)	468,144
10,854,342,956	3.75%, 02/25/2037(10)	2,053,082
9,709,942,966	4.75%, 04/04/2035(10)	2,062,435
		5,539,728
	Ghana - 0.1%
	Ghana Government International Bonds
$ 7,440	0.00%, 07/03/2026(3)(6)	7,023
75,020	5.00%, 07/03/2029(3)(4)	64,033
107,880	5.00%, 07/03/2035(3)(4)	73,359
		144,415
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(7)	1,370,568
	Mexico - 0.4%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,187,030
	New Zealand - 2.4%
	New Zealand Government Bonds Inflation-Linked
NZD 7,736,300	2.50%, 09/20/2035(7)(10)	4,509,695
5,513,146	2.50%, 09/20/2040(7)(10)	3,063,497
		7,573,192
	North Macedonia - 0.4%
EUR 1,085,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(3)	1,221,493
The accompanying notes are an integral part of these financial statements.

35

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.9% - (continued)
	Romania - 0.1%
EUR 590,000	Romania Government International Bonds 3.38%, 01/28/2050(7)	$393,913
	Serbia - 0.2%
655,000	Serbia International Bonds 1.65%, 03/03/2033(3)	589,142
	Total Foreign Government Obligations (cost $28,828,100)	$25,002,434
SENIOR FLOATING RATE INTERESTS - 2.4%(11)
	Aerospace & Defense - 0.1%
$ 107,250	Spirit AeroSystems, Inc. 8.78%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	$107,161
255,947	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	253,206
		360,367
	Airlines - 0.0%
75,123	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	75,671
	Apparel - 0.1%
218,614	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	214,160
39,696	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	39,266
		253,426
	Auto Parts & Equipment - 0.0%
115,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	112,461
	Commercial Services - 0.4%
144,275	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	143,694
164,588	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	163,198
310,603	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	308,370
297,000	United Rentals, Inc. 6.07%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	297,743
242,703	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	239,822
		1,152,827
	Construction Materials - 0.1%
65,948	Emerald Borrower LP 6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	65,099
229,428	Quikrete Holdings, Inc. 6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	224,755
38,943	Standard Industries, Inc. 6.07%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	38,937
		328,791
	Distribution/Wholesale - 0.1%
193,846	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	193,510
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Diversified Financial Services - 0.1%
$ 195,831	Corpay Technologies Operating Co. LLC 6.07%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	$194,991
	Electric - 0.0%
105,024	Constellation Renewables LLC 6.56%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	104,828
	Electronics - 0.1%
199,862	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	197,364
	Entertainment - 0.1%
106,600	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	104,948
	Delta 2 Lux SARL
66,667	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	66,292
33,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	33,146
121,562	Penn Entertainment, Inc. 6.82%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	120,955
104,738	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	104,584
		429,925
	Environmental Control - 0.1%
333,788	Clean Harbors, Inc. 6.07%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	335,316
136,426	Reworld Holding Corp. 6.58%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	135,745
		471,061
	Food - 0.1%
174,934	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	175,459
	Food Service - 0.1%
231,955	Aramark Services, Inc. 6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	231,567
	Healthcare - Products - 0.0%
7,439	Avantor Funding, Inc. 6.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	7,441
	Healthcare - Services - 0.1%
182,692	IQVIA, Inc. 6.05%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	182,418
	Home Furnishings - 0.1%
174,562	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	174,039
	Household Products/Wares - 0.0%
115,000	Reynolds Consumer Products LLC 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	115,239
	Insurance - 0.2%
184,651	Asurion LLC 8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	177,987
148,156	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	147,104
The accompanying notes are an integral part of these financial statements.

36

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Insurance - 0.2% - (continued)
$ 216,704	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	$215,486
134,093	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	133,160
		673,737
	Internet - 0.1%
173,234	Go Daddy Operating Co. LLC 6.07%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	172,419
	MH Sub I LLC
119,062	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	112,513
80,580	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	70,436
		355,368
	IT Services - 0.1%
99,750	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	98,348
149,625	CACI International, Inc. 6.07%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	148,503
173,779	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	156,432
		403,283
	Leisure Time - 0.0%
125,418	Carnival Corp. 6.33%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	124,870
	Media - 0.1%
248,245	Charter Communications Operating LLC 6.55%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	247,252
	Pharmaceuticals - 0.0%
138,189	Elanco Animal Health, Inc. 6.17%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	137,279
	Pipelines - 0.0%
134,167	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	132,679
	Retail - 0.2%
152,289	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	148,596
159,278	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	157,946
319,661	KFC Holding Co. 6.18%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	319,760
		626,302
	Software - 0.1%
98,500	Quartz Acquireco LLC 6.55%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	97,392
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Software - 0.1% - (continued)
$ 100,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	$99,875
105,464	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	105,277
		302,544
	Total Senior Floating Rate Interests (cost $7,833,650)	$7,764,699
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
6,359,231	0.93%, 11/25/2030(1)(2)	$236,220
947,916	0.96%, 11/25/2030(1)(2)	37,077
1,713,533	1.11%, 10/25/2030(1)(2)	75,214
5,184,680	1.21%, 06/25/2030(1)(2)	246,845
22,401	6.35%, 01/25/2051, 30 day USD SOFR Average + 2.00%(3)(5)	22,316
	Total U.S. Government Agencies (cost $649,823)	$617,672
U.S. GOVERNMENT SECURITIES - 79.2%
	U.S. Treasury Securities - 79.2%
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
5,138,468	0.63%, 02/15/2043(10)	$3,842,915
	U.S. Treasury Inflation-Indexed Notes - 78.0%
23,175,272	0.13%, 10/15/2026(10)(12)(13)	23,049,021
14,113,794	0.13%, 01/15/2030(10)	13,325,086
22,024,641	0.13%, 07/15/2030(10)	20,680,748
29,095,032	0.13%, 01/15/2031(10)	26,893,292
21,828,455	0.13%, 07/15/2031(10)	20,029,792
3,103,715	0.38%, 01/15/2027(10)	3,082,741
12,350,869	0.38%, 07/15/2027(10)	12,267,207
11,666,378	0.50%, 01/15/2028(10)	11,518,588
22,076,094	0.63%, 07/15/2032(10)	20,517,978
42,295,328	0.88%, 01/15/2029(10)	41,793,838
13,205,800	1.13%, 01/15/2033(10)	12,583,586
13,656,110	1.38%, 07/15/2033(10)	13,232,325
10,757,626	1.75%, 01/15/2034(10)	10,652,717
12,978,686	1.88%, 07/15/2034(10)	12,992,479
4,220,633	2.13%, 01/15/2035(10)	4,294,968
		246,914,366
	Total U.S. Government Securities (cost $260,281,052)	$250,757,281
	Total Long-Term Investments (cost $320,260,338)	$305,295,938
The accompanying notes are an integral part of these financial statements.

37

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 1,216,444	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,216,592; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,240,818		$1,216,444
	Total Short-Term Investments (cost $1,216,444)		$1,216,444
	Total Investments (cost $321,476,782)	96.8%	$306,512,382
	Other Assets and Liabilities	3.2%	10,071,304
	Net Assets	100.0%	$316,583,686
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$12,588,313, representing 4.0% of net assets.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(6)	Security is a zero-coupon bond.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $16,370,865, representing 5.2% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $2,287,470.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $467,440.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	55	06/16/2025	$4,050,493	$102,323
Canadian 10-Years Bond Future	37	06/19/2025	3,318,889	11,177
Euro-Schatz Future	4	06/06/2025	487,443	376
U.S. Treasury 2-Year Note Future	56	06/30/2025	11,656,312	20,530
U.S. Treasury 5-Year Note Future	152	06/30/2025	16,597,687	27,035
U.S. Treasury 10-Year Note Future	21	06/18/2025	2,356,594	(29,858)
Total				$131,583
Short position contracts:
Euro BUXL 30-Year Bond Future	(10)	06/06/2025	$(1,405,867)	$(27,136)
Euro-BUND Future	(4)	06/06/2025	(597,148)	(17,359)
French Government Bond Future	(14)	06/06/2025	(1,992,639)	(52,385)
U.S. Treasury 10-Year Ultra Future	(27)	06/18/2025	(3,097,828)	(954)
U.S. Treasury Long Bond Future	(2)	06/18/2025	(233,250)	(3,690)
The accompanying notes are an integral part of these financial statements.

38

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury Ultra Bond Future	(31)	06/18/2025	$(3,751,969)	$(34,923)
Total				$(136,447)
Total futures contracts				$(4,864)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2025
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,084,166	$1,084,166
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	37,582	37,582
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	778,048	778,048
CBK	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	—	54,275	54,275
CBK	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(7,355)	(58,506)	(51,151)
Total OTC interest rate swap contracts							$—	$(7,355)	$1,895,565	$1,902,920

(1)	At April 30, 2025, the counterparty had deposited in a segregated account securities with a value of $1,209,463 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	460,000	4.31%	06/20/2025	At Maturity	$—	$—	$(1,596)	$(1,596)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	390,000	4.31%	06/20/2025	At Maturity	—	—	(2,735)	(2,735)
Total OTC total return swap contracts							$—	$—	$(4,331)	$(4,331)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$209,001	$—	$286,755	$77,754
Total centrally cleared credit default swap contracts						$209,001	$—	$286,755	$77,754

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	4,555,000	06/21/2053	Annual	$—	$(44,587)	$518,861	$563,448
Total centrally cleared interest rate swaps contracts						$—	$(44,587)	$518,861	$563,448

The accompanying notes are an integral part of these financial statements.

39

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Bond Forward Contracts Outstanding at April 30, 2025
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	18,894,452	01/15/2026	$63
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	10,406,351	07/15/2028	20,273
Total Bond Forward Contracts					$20,336

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,505,000	AUD	1,602,619	USD	SSG	05/30/2025	$2,478
14,800,000	BRL	2,564,680	USD	JPM	05/05/2025	40,050
14,800,000	BRL	2,595,546	USD	UBS	06/03/2025	(9,951)
4,814,000,000	COP	1,120,510	USD	BNP	05/30/2025	13,512
31,966,000	MXN	1,626,305	USD	SSG	05/30/2025	(3,138)
18,100,000	NOK	1,741,384	USD	UBS	05/30/2025	(1,540)
2,395,291	USD	3,744,000	AUD	SSG	05/30/2025	(3,703)
4,064,845	USD	23,457,000	BRL	JPM	05/05/2025	(63,476)
4,113,766	USD	23,457,000	BRL	UBS	06/03/2025	15,771
510,571	USD	707,000	CAD	CBK	05/30/2025	(3,084)
4,346,344	USD	18,673,025,000	COP	BNP	05/30/2025	(52,411)
9,534,928	USD	8,356,224	EUR	DEUT	05/30/2025	50,852
123,007	USD	108,000	EUR	SSG	05/30/2025	430
537,311	USD	404,000	GBP	BCLY	05/30/2025	(1,158)
336,801	USD	48,336,000	JPY	BCLY	05/30/2025	(2,442)
7,650,450	USD	12,813,000	NZD	WEST	05/30/2025	32,598
Total foreign currency contracts						$14,788
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$6,373,364	$—	$6,373,364	$—
Convertible Bonds	5,960,111	—	5,960,111	—
Corporate Bonds	8,820,377	—	8,820,377	—
Foreign Government Obligations	25,002,434	—	25,002,434	—
Senior Floating Rate Interests	7,764,699	—	7,764,699	—
U.S. Government Agencies	617,672	—	617,672	—
U.S. Government Securities	250,757,281	—	250,757,281	—
Short-Term Investments	1,216,444	—	1,216,444	—
Bond Forward(2)	20,336	—	20,336	—
Foreign Currency Contracts(2)	155,691	—	155,691	—
Futures Contracts(2)	161,441	161,441	—	—
Swaps - Credit Default(2)	77,754	—	77,754	—
Swaps - Interest Rate(2)	2,517,519	—	2,517,519	—
Total	$309,445,123	$161,441	$309,283,682	$—
Liabilities
Foreign Currency Contracts(2)	$(140,903)	$—	$(140,903)	$—
Futures Contracts(2)	(166,305)	(166,305)	—	—
Swaps - Interest Rate(2)	(51,151)	—	(51,151)	—
Swaps - Total Return(2)	(4,331)	—	(4,331)	—
Total	$(362,690)	$(166,305)	$(196,385)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

40

Hartford Low Duration High Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.3%
	Asset-Backed - Automobile - 0.4%
$ 560,000	Chase Auto Owner Trust 5.87%, 09/25/2031(1)	$571,013
	Commercial Mortgage-Backed Securities - 7.1%
1,000,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	940,148
70,000	ARZ Trust 7.49%, 06/11/2029(1)	72,324
1,557,467	Bank5 Trust 0.98%, 05/15/2057(1)(3)(4)	41,230
972,791	BX Commercial Mortgage Trust 7.01%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	960,023
	BX Trust
665,000	7.16%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	664,792
725,000	7.26%, 03/15/2030, 1 mo. USD Term SOFR + 2.94%(1)(2)	696,027
725,000	7.32%, 02/15/2035, 1 mo. USD Term SOFR + 3.00%(1)(2)	706,237
718,490	8.01%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	708,190
465,000	8.26%, 07/15/2029, 1 mo. USD Term SOFR + 3.94%(1)(2)	464,797
775,000	ELM Trust 8.05%, 06/10/2039(1)(4)	779,191
859,481	Extended Stay America Trust 6.69%, 07/15/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	855,721
100,000	ROCK Trust 8.82%, 11/13/2041(1)	104,541
750,000	SWCH Commercial Mortgage Trust 8.56%, 03/15/2042, 1 mo. USD Term SOFR + 4.24%(1)(2)	719,625
	WCORE Commercial Mortgage Trust
740,000	7.26%, 11/15/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	734,450
740,000	8.26%, 11/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	729,817
	Wells Fargo Commercial Mortgage Trust
500,000	7.83%, 07/15/2035(1)(4)	503,072
750,000	9.11%, 04/15/2038, 1 mo. USD Term SOFR + 4.79%(1)(2)	748,082
		10,428,267
	Other Asset-Backed Securities - 24.6%
246,947	AASET Trust 6.58%, 02/16/2050(1)	247,807
1,500,000	Alinea CLO Ltd. 10.22%, 07/20/2031, 3 mo. USD Term SOFR + 5.95%(1)(2)	1,433,331
750,000	Anchorage Capital CLO 28 Ltd. 6.52%, 04/20/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	752,013
250,000	Apidos CLO XLVIII Ltd. 6.33%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	248,993
1,500,000	Apidos CLO XVIII-R 6.17%, 01/22/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,483,824
1,000,000	Ballyrock CLO Ltd. 10.57%, 02/20/2036, 3 mo. USD Term SOFR + 6.25%(1)(2)	990,254
830,000	Barings CLO Ltd. 9.26%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	828,860
500,000	Beechwood Park CLO Ltd. 10.78%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	494,933
1,000,000	Carlyle Global Market Strategies CLO Ltd. 10.02%, 10/15/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	993,331
500,000	Carlyle U.S. CLO Ltd. 11.24%, 01/25/2035, 3 mo. USD Term SOFR + 6.96%(1)(2)	493,948
	Castlelake Aircraft Structured Trust
544,039	5.10%, 04/15/2039(1)	436,148
707,537	7.75%, 02/15/2050(1)	693,343
1,036,692	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	986,145
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.3% - (continued)
	Other Asset-Backed Securities - 24.6% - (continued)
	CIFC Funding Ltd.
$ 1,200,000	10.03%, 07/18/2031, 3 mo. USD Term SOFR + 5.76%(1)(2)	$1,195,540
1,000,000	10.64%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	995,091
250,000	11.03%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	247,432
1,000,000	Dryden 60 CLO Ltd. 10.12%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	991,321
1,000,000	Dryden 64 CLO Ltd. 10.13%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	940,629
450,000	Dryden 72 CLO Ltd. 6.32%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	446,581
500,000	Frontier Issuer LLC 11.16%, 06/20/2054(1)	551,839
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.77%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	980,251
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	701,032
1,400,000	Harriman Park CLO Ltd. 10.93%, 04/20/2034, 3 mo. USD Term SOFR + 6.66%(1)(2)	1,393,790
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	768,031
1,000,000	KKR CLO 34 Ltd. 11.37%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	990,459
1,000,000	LCM XXV Ltd. 7.98%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	997,159
1,250,000	Madison Park Funding XLII Ltd. 10.59%, 11/21/2030, 3 mo. USD Term SOFR + 6.31%(1)(2)	1,239,135
1,000,000	Madison Park Funding XLV Ltd. 10.51%, 07/15/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	971,630
1,000,000	New Economy Assets - Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	907,928
775,000	OCP CLO Ltd. 6.37%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	771,293
1,180,000	Octagon Investment Partners 29 Ltd. 6.52%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,180,125
1,000,000	Palmer Square CLO Ltd. 11.09%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	987,373
1,000,000	Palmer Square Loan Funding Ltd. 11.46%, 04/15/2030, 3 mo. USD Term SOFR + 7.20%(1)(2)	1,000,939
555,000	Post Road Equipment Finance LLC 7.08%, 05/17/2032(1)	562,913
1,000,000	RR 12 Ltd. 11.16%, 01/15/2036, 3 mo. USD Term SOFR + 6.90%(1)(2)	981,727
1,000,000	SCF Equipment Trust LLC 6.75%, 11/20/2035(1)	1,019,465
263,492	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	269,268
1,000,000	Southwick Park CLO LLC 10.78%, 07/20/2032, 3 mo. USD Term SOFR + 6.51%(1)(2)	989,722
745,000	Stream Innovations Issuer Trust 9.05%, 02/15/2045(1)	768,703
1,300,000	Symphony CLO XXII Ltd. 10.78%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,291,607
500,000	Thayer Park CLO Ltd. 10.78%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	496,041
655,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	685,420
800,000	Voya CLO Ltd. 6.52%, 10/18/2031, 3 mo. USD Term SOFR + 2.25%(1)(2)	797,134
		36,202,508
The accompanying notes are an integral part of these financial statements.

41

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.3% - (continued)
	Whole Loan Collateral CMO - 7.2%
	Chase Home Lending Mortgage Trust
$ 132,499	3.25%, 09/25/2064(1)(4)	$118,951
1,152,409	6.43%, 12/25/2055(1)(4)	928,522
	Federal National Mortgage Association Connecticut Avenue Securities Trust
198,393	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	197,680
95,000	6.05%, 01/25/2045, 30 day USD SOFR Average + 1.70%(1)(2)	92,747
260,000	6.85%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	260,649
225,000	7.15%, 03/25/2044, 30 day USD SOFR Average + 2.80%(1)(2)	227,250
1,000,000	7.35%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	1,020,000
1,000,000	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,015,940
700,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	727,125
500,000	9.10%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	534,327
670,000	9.95%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	718,575
820,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	851,775
515,813	HTAP Issuer Trust 6.50%, 11/25/2042(1)	507,971
384,878	Radnor Re Ltd. 6.35%, 09/25/2034, 30 day USD SOFR Average + 2.00%(1)(2)	385,123
	Verus Securitization Trust
1,000,000	8.09%, 03/25/2069(1)(4)	1,006,671
1,000,000	8.10%, 12/25/2068(1)(4)	1,005,061
1,000,000	8.21%, 11/25/2068(1)(4)	1,008,666
		10,607,033
	Total Asset & Commercial Mortgage-Backed Securities (cost $57,875,824)	$57,808,821
CONVERTIBLE BONDS - 5.0%
	Airlines - 0.0%
55,000	Southwest Airlines Co. 1.25%, 05/01/2025	$54,918
	Auto Manufacturers - 0.2%
65,000	Ford Motor Co. 0.00%, 03/15/2026(5)	63,895
	Rivian Automotive, Inc.
145,000	3.63%, 10/15/2030	131,370
71,000	4.63%, 03/15/2029	72,464
		267,729
	Biotechnology - 0.4%
150,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	171,970
40,000	Cytokinetics, Inc. 3.50%, 07/01/2027	46,695
135,000	Immunocore Holdings PLC 2.50%, 02/01/2030	114,824
255,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	248,371
		581,860
	Commercial Services - 0.4%
	Alarm.com Holdings, Inc.
135,000	0.00%, 01/15/2026(5)	129,060
140,000	2.25%, 06/01/2029(1)	133,840
153,000	Global Payments, Inc. 1.50%, 03/01/2031	135,558
130,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(5)	146,835
		545,293
	Diversified Financial Services - 0.0%
65,000	Coinbase Global, Inc. 0.25%, 04/01/2030	64,578
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.0% - (continued)
	Electric - 0.4%
$ 140,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027	$156,590
230,000	PG&E Corp. 4.25%, 12/01/2027	238,947
175,000	Southern Co. 3.88%, 12/15/2025	196,350
		591,887
	Energy-Alternate Sources - 0.0%
95,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	79,277
	Engineering & Construction - 0.2%
230,000	Fluor Corp. 1.13%, 08/15/2029	241,960
	Entertainment - 0.2%
225,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(5)	197,402
80,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	112,520
		309,922
	Healthcare - Products - 0.4%
	Exact Sciences Corp.
165,000	0.38%, 03/15/2027	153,615
90,000	2.00%, 03/01/2030(1)	85,320
80,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	84,480
200,000	Qiagen NV 2.50%, 09/10/2031(6)	203,031
		526,446
	Home Builders - 0.2%
242,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	234,982
	Internet - 0.4%
65,000	JD.com, Inc. 0.25%, 06/01/2029(1)	68,191
	Sea Ltd.
160,000	0.25%, 09/15/2026	149,200
30,000	2.38%, 12/01/2025	45,420
200,000	Uber Technologies, Inc. 0.88%, 12/01/2028	262,100
		524,911
	IT Services - 0.3%
95,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	108,064
75,000	Parsons Corp. 2.63%, 03/01/2029	79,050
238,000	Seagate HDD Cayman 3.50%, 06/01/2028	301,070
		488,184
	Leisure Time - 0.1%
32,000	Carnival Corp. 5.75%, 12/01/2027	51,168
80,000	NCL Corp. Ltd. 2.50%, 02/15/2027	77,200
		128,368
	Machinery-Diversified - 0.0%
28,000	Middleby Corp. 1.00%, 09/01/2025	30,703
	Miscellaneous Manufacturing - 0.1%
140,000	JBT Marel Corp. 0.25%, 05/15/2026	137,354
	Pharmaceuticals - 0.1%
200,000	Jazz Investments I Ltd. 3.13%, 09/15/2030(1)	217,193
	Real Estate Investment Trusts - 0.4%
185,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	184,260
	Rexford Industrial Realty LP
120,000	4.13%, 03/15/2029(1)	117,000
120,000	4.38%, 03/15/2027(1)	118,440
140,000	Welltower OP LLC 2.75%, 05/15/2028(1)	227,990
		647,690
	Semiconductors - 0.3%
180,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	168,936
	ON Semiconductor Corp.
80,000	0.00%, 05/01/2027(5)	85,392
180,000	0.50%, 03/01/2029	155,340
		409,668
	Software - 0.9%
185,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(5)	156,880
The accompanying notes are an integral part of these financial statements.

42

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.0% - (continued)
	Software - 0.9% - (continued)
	Datadog, Inc.
$ 154,000	0.00%, 12/01/2029(1)(5)	$138,443
85,000	0.13%, 06/15/2025	95,703
85,000	Dayforce, Inc. 0.25%, 03/15/2026	81,175
190,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	208,905
145,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	156,507
196,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(5)	243,138
20,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	23,530
271,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(5)	254,605
		1,358,886
	Total Convertible Bonds (cost $7,374,801)	$7,441,809
CORPORATE BONDS - 31.3%
	Advertising - 0.6%
1,000,000	Lamar Media Corp. 3.63%, 01/15/2031	$903,720
	Aerospace & Defense - 0.1%
195,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	215,847
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	298,185
	Apparel - 0.4%
425,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	447,728
195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	202,019
		649,747
	Auto Parts & Equipment - 0.3%
465,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	442,288
	Chemicals - 0.4%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	212,701
545,000	Tronox, Inc. 4.63%, 03/15/2029(1)	441,164
		653,865
	Commercial Banks - 3.6%
450,000	Bank Bukopin Tbk. PT 5.66%, 10/30/2027(6)	439,163
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(7)	511,309
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.70% thereafter)(1)(7)	884,148
900,000	Citizens Bank NA 4.58%, 08/09/2028, (4.58% fixed rate until 08/09/2027; 6 mo. USD SOFR + 2.00% thereafter)(7)	899,513
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(7)	515,728
	Freedom Mortgage Corp.
150,000	6.63%, 01/15/2027(1)	148,874
330,000	12.00%, 10/01/2028(1)	353,789
485,000	12.25%, 10/01/2030(1)	533,634
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(7)	519,915
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(7)	524,173
		5,330,246
	Commercial Services - 1.5%
200,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	199,745
385,000	Block, Inc. 6.50%, 05/15/2032(1)	392,808
250,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	263,814
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Services - 1.5% - (continued)
	Service Corp. International
$ 325,000	4.00%, 05/15/2031	$296,741
125,000	5.75%, 10/15/2032	123,405
200,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	202,849
425,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	420,731
350,000	Williams Scotsman, Inc. 6.63%, 04/15/2030(1)	356,338
		2,256,431
	Construction Materials - 0.4%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	225,162
400,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	373,045
		598,207
	Distribution/Wholesale - 0.2%
280,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	294,713
	Diversified Financial Services - 3.3%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	868,597
425,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	447,110
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	895,252
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	105,681
450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	446,863
485,000	goeasy Ltd. 7.63%, 07/01/2029(1)	488,871
450,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	441,601
395,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	393,152
400,000	OneMain Finance Corp. 9.00%, 01/15/2029	416,467
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	149,276
205,000	5.75%, 06/15/2027(1)	202,250
		4,855,120
	Electronics - 0.4%
250,000	Coherent Corp. 5.00%, 12/15/2029(1)	239,344
375,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	358,078
		597,422
	Entertainment - 2.0%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	251,077
475,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	447,803
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	409,500
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	438,559
450,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 02/01/2033(1)	444,168
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	513,746
465,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)	449,479
		2,954,332
	Healthcare - Products - 0.9%
850,000	Hologic, Inc. 4.63%, 02/01/2028(1)	836,050
500,000	Solventum Corp. 5.40%, 03/01/2029	509,946
		1,345,996
	Insurance - 0.5%
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(1)	428,060
265,000	Ryan Specialty LLC 5.88%, 08/01/2032(1)	261,744
		689,804
	Internet - 0.3%
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	457,452
The accompanying notes are an integral part of these financial statements.

43

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Iron/Steel - 0.3%
$ 400,000	ATI, Inc. 5.13%, 10/01/2031	$378,574
	IT Services - 0.3%
425,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(8)	432,326
	Leisure Time - 0.8%
760,000	Carnival Corp. 7.63%, 03/01/2026(1)	760,976
325,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	347,488
		1,108,464
	Lodging - 1.7%
405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	404,729
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	882,077
345,000	5.90%, 06/01/2027	349,450
475,000	Station Casinos LLC 4.63%, 12/01/2031(1)	429,387
500,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	461,615
		2,527,258
	Machinery - Construction & Mining - 0.2%
375,000	BWX Technologies, Inc. 4.13%, 06/30/2028(1)	360,245
	Machinery-Diversified - 0.6%
450,000	Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(1)	456,809
400,000	Mueller Water Products, Inc. 4.00%, 06/15/2029(1)	375,547
		832,356
	Media - 1.5%
450,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/2029(1)	440,185
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	884,359
475,000	Paramount Global 7.88%, 07/30/2030	520,507
400,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	366,800
		2,211,851
	Mining - 1.8%
755,000	Constellium SE 6.38%, 08/15/2032(1)	743,222
1,000,000	FMG Resources August 2006 Pty. Ltd. 5.88%, 04/15/2030(1)	988,660
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	305,856
600,000	Novelis Corp. 3.25%, 11/15/2026(1)	581,892
		2,619,630
	Oil & Gas - 1.5%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	519,643
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	437,554
450,000	Permian Resources Operating LLC 5.88%, 07/01/2029(1)	439,453
405,000	Sunoco LP 7.00%, 05/01/2029(1)	416,406
450,000	Vital Energy, Inc. 9.75%, 10/15/2030	381,226
		2,194,282
	Packaging & Containers - 0.5%
250,000	Clydesdale Acquisition Holdings, Inc. 6.88%, 01/15/2030(1)	254,012
465,000	Graphic Packaging International LLC 6.38%, 07/15/2032(1)	467,288
		721,300
	Pipelines - 0.8%
425,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	433,006
435,000	Energy Transfer LP 5.70%, 04/01/2035	430,574
350,000	Venture Global Calcasieu Pass LLC 6.25%, 01/15/2030(1)	350,097
		1,213,677
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Real Estate Investment Trusts - 2.0%
$ 500,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029	$456,205
170,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	170,151
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	441,909
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	509,733
240,000	VICI Properties LP 5.75%, 04/01/2034	241,269
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	638,078
450,000	XHR LP 6.63%, 05/15/2030(1)	443,263
		2,900,608
	Retail - 1.7%
425,000	Beacon Roofing Supply, Inc. 6.75%, 04/30/2032(1)	426,099
375,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	363,612
185,000	Group 1 Automotive, Inc. 6.38%, 01/15/2030(1)	186,890
450,000	LCM Investments Holdings II LLC 4.88%, 05/01/2029(1)	425,418
1,000,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	918,613
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	108,058
		2,428,690
	Semiconductors - 0.9%
1,000,000	Entegris, Inc. 3.63%, 05/01/2029(1)	920,731
400,000	Synaptics, Inc. 4.00%, 06/15/2029(1)	369,774
		1,290,505
	Software - 0.9%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	617,115
325,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	300,324
400,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	370,162
		1,287,601
	Telecommunications - 0.4%
500,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	527,416
	Water - 0.3%
425,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	443,331
	Total Corporate Bonds (cost $45,554,657)	$46,021,489
SENIOR FLOATING RATE INTERESTS - 12.3%(9)
	Aerospace & Defense - 0.2%
100,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$98,292
212,854	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	210,574
		308,866
	Airlines - 0.3%
165,750	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	162,021
119,400	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	107,460
89,432	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	90,084
100,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	99,458
		459,023
The accompanying notes are an integral part of these financial statements.

44

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Apparel - 0.3%
$ 234,938	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	$230,152
199,990	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	197,824
		427,976
	Auto Parts & Equipment - 0.3%
115,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	112,461
286,030	First Brands Group LLC 9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	265,038
		377,499
	Chemicals - 0.3%
99,750	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	99,376
193,567	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	192,034
	USALCO LLC
90,433	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	90,055
9,340	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(10)	9,302
		390,767
	Commercial Services - 1.1%
208,950	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	208,108
99,750	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	99,501
	Citrin Cooperman Advisors LLC
112,727	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	111,459
7,273	7.32%, 04/01/2032, 1 mo. USD Term SOFR + 3.00%(10)	7,191
173,684	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	173,413
164,587	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	163,198
194,900	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	194,413
129,350	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	128,649
198,095	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	197,401
199,786	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	198,537
197,963	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	195,613
		1,677,483
	Construction Materials - 0.7%
197,500	Emerald Borrower LP 6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	194,958
109,975	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	107,454
99,250	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	97,479
197,488	Quikrete Holdings, Inc. 6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	193,465
148,251	Tamko Building Products LLC 7.05%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	147,448
298,500	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	288,053
		1,028,857
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Distribution/Wholesale - 0.2%
$ 100,000	Gloves Buyer, Inc. 8.32%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	$95,300
175,462	Windsor Holdings III LLC 7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	172,786
		268,086
	Diversified Financial Services - 0.4%
148,253	Aretec Group, Inc. 7.82%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	147,327
148,569	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	148,267
247,478	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	243,147
		538,741
	Electric - 0.1%
99,327	Thunder Generation Funding LLC 7.30%, 10/03/2031, U.S. (Fed) Prime Rate + 2.00%	99,178
	Electronics - 0.4%
130,682	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	129,048
200,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	191,666
209,037	Roper Industrial Products Investment Co. LLC 7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	206,981
		527,695
	Entertainment - 1.1%
199,864	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	196,766
115,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	113,371
291,271	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	280,057
782,664	Maverick Gaming LLC 11.78%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	519,179
296,002	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	285,790
119,400	OVG Business Services LLC 7.32%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	118,057
119,700	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	119,525
		1,632,745
	Environmental Control - 0.1%
197,962	Filtration Group Corp. 7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	197,574
	Food - 0.1%
99,497	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	99,249
	Food Service - 0.2%
150,000	Aramark Services, Inc. 6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	150,113
99,503	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,556
		249,669
	Hand/Machine Tools - 0.1%
150,000	Alliance Laundry Systems LLC 7.07%, 08/19/2031, 3 mo. USD Term SOFR + 2.75%	148,670
	Healthcare - Products - 0.3%
246,121	Bausch & Lomb Corp. 8.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	243,455
The accompanying notes are an integral part of these financial statements.

45

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Healthcare - Products - 0.3% - (continued)
$ 99,227	Insulet Corp. 6.82%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	$99,078
159,200	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	158,022
		500,555
	Healthcare - Services - 0.1%
99,750	Concentra Health Services, Inc. 6.32%, 07/26/2031, 1 mo. USD Term SOFR + 2.00%	98,753
	Home Builders - 0.1%
155,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	153,224
	Home Furnishings - 0.1%
174,563	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	174,039
	Insurance - 0.9%
199,115	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	196,502
	Asurion LLC
215,305	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	208,312
200,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	183,062
247,407	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	245,650
247,497	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	246,106
80,443	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	79,472
191,137	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	189,807
		1,348,911
	Internet - 0.2%
197,436	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	108,590
	MH Sub I LLC
117,899	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	111,414
79,793	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	69,748
		289,752
	Investment Company Security - 0.1%
105,000	Nvent Electric PLC 7.82%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	104,497
	IT Services - 0.7%
99,750	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	98,348
159,200	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	155,618
115,000	Kaseya, Inc. 7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	114,096
202,856	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	189,924
127,700	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	127,700
197,731	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	177,993
250,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	238,125
		1,101,804
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Leisure Time - 0.1%
$ 197,436	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	$182,782
	Media - 0.1%
198,503	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	197,387
	Mining - 0.1%
196,399	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	193,306
	Miscellaneous Manufacturing - 0.1%
109,450	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	103,887
	Packaging & Containers - 0.4%
281,380	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	279,191
165,144	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	163,885
128,700	SupplyOne, Inc. 8.07%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	127,762
		570,838
	Pharmaceuticals - 0.1%
99,500	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	96,245
	Pipelines - 0.8%
206,788	Brazos Delaware II LLC 7.32%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	206,168
99,500	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	98,712
99,750	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	99,555
169,575	NGP XI Midstream Holdings LLC 7.80%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	167,031
212,251	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	209,897
174,562	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	172,216
194,587	Traverse Midstream Partners LLC 7.28%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	193,614
		1,147,193
	Retail - 0.7%
148,255	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	146,587
130,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	126,750
147,841	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	144,256
93,185	Gulfside Supply, Inc. 7.30%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	92,236
273,909	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	258,674
197,943	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	108,028
144,638	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	140,725
		1,017,256
	Software - 1.2%
148,225	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	146,767
100,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	99,646
The accompanying notes are an integral part of these financial statements.

46

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Software - 1.2% - (continued)
$ 170,000	Boxer Parent Co., Inc. 7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	$166,406
270,113	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	258,080
246,819	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	244,968
99,500	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	98,935
200,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	199,000
158,431	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	157,757
100,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	99,875
193,050	Rocket Software, Inc. 8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	191,548
179,833	Waystar Technologies, Inc. 6.57%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	178,934
		1,841,916
	Telecommunications - 0.2%
119,700	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	119,002
197,961	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	196,785
		315,787
	Transportation - 0.1%
188,813	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	184,092
	Total Senior Floating Rate Interests (cost $18,649,340)	$18,054,302
U.S. GOVERNMENT AGENCIES - 9.4%
	Mortgage-Backed Agencies - 9.4%
	Federal Home Loan Mortgage Corp. - 9.4%
94,000	7.20%, 02/25/2045, 30 day USD SOFR Average + 2.85%(1)(2)	$91,668
2,000,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	2,034,380
500,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	512,361
1,000,000	8.70%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	1,050,913
1,200,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,271,530
1,510,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,616,168
1,400,000	9.85%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	1,526,000
1,430,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,519,118
977,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,101,205
1,500,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,595,625
1,350,000	12.50%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,536,573
	Total U.S. Government Agencies (cost $14,085,200)	$13,855,541
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.2%
	Energy - 0.1%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(11)		$147,820
2,907	Kelly Topco Ltd.*(8)(12)		16,047
			163,867
	Insurance - 0.0%
34,814	Tenerity, Inc.*(11)(12)		—
	Materials - 0.1%
3,079	Utex Industries*(11)		111,869
	Software & Services - 0.0%
77	MongoDB, Inc.*		13,257
	Total Common Stocks (cost $1,915,016)		$288,993
PREFERRED STOCKS - 0.2%
	Capital Goods - 0.1%
3,456	Boeing Co. (Preference Shares), 6.00%		$212,129
	Financial Services - 0.1%
2,800	Ares Management Corp. Series B, 6.75%		138,236
	Utilities - 0.0%
600	PG&E Corp. Series A, 6.00%		26,094
	Total Preferred Stocks (cost $356,207)		$376,459
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(11)(12)		$22
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(11)(12)		1,298
	Total Warrants (cost $8,850)		$1,320
	Total Long-Term Investments (cost $145,819,895)		$143,848,734
	Total Investments (cost $145,819,895)	97.7%	$143,848,734
	Other Assets and Liabilities	2.3%	3,378,624
	Net Assets	100.0%	$147,227,358
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

47

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$109,490,831, representing 74.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security disclosed is interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $642,194, representing 0.4% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(10)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $16,493, which represents to 0.0% of total net assets.

(11)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $261,009 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$147,820
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	1,298
06/2017	Tenerity, Inc.	34,814	1,198,751	—
12/2020	Utex Industries	3,079	92,524	111,869
12/2020	Utex Industries Expires 12/31/2025 Warrants	1,875	8,850	22
			$1,900,944	$261,009

(12)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	66	06/30/2025	$13,737,797	$93,760
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(37)	06/18/2025	$(4,245,172)	$(24,537)
Total futures contracts				$69,223

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
194,754	USD	170,679	EUR	DEUT	05/30/2025	$1,039
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

48

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$57,808,821	$—	$57,808,821	$—
Convertible Bonds	7,441,809	—	7,441,809	—
Corporate Bonds	46,021,489	—	46,021,489	—
Senior Floating Rate Interests	18,054,302	—	18,054,302	—
U.S. Government Agencies	13,855,541	—	13,855,541	—
Common Stocks	288,993	13,257	259,689	16,047
Preferred Stocks	376,459	376,459	—	—
Warrants	1,320	—	—	1,320
Foreign Currency Contracts(2)	1,039	—	1,039	—
Futures Contracts(2)	93,760	93,760	—	—
Total	$143,943,533	$483,476	$143,442,690	$17,367
Liabilities
Futures Contracts(2)	$(24,537)	$(24,537)	$—	$—
Total	$(24,537)	$(24,537)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

49

The Hartford Municipal Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6%
	Alabama - 4.8%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,302,960
8,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,673,998
	Black Belt Energy Gas Dist, AL, Rev
3,235,000	4.00%, 07/01/2052(1)	3,233,153
2,955,000	4.00%, 10/01/2052(1)	2,949,649
4,200,000	5.00%, 10/01/2055(1)	4,367,674
7,385,000	5.25%, 02/01/2053(1)	7,719,707
1,630,000	5.25%, 12/01/2053(1)	1,728,693
13,125,000	5.25%, 05/01/2055(1)	13,910,372
7,000,000	5.50%, 06/01/2049(1)	7,320,842
5,665,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	6,069,125
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,043,052
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,100,615
4,000,000	5.00%, 09/01/2031	4,205,111
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,013,963
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,476,510
2,165,000	5.50%, 01/01/2053(1)	2,294,968
1,000,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2032	1,014,644
	Troy University, AL, Rev,
1,000,000	(BAM) 5.00%, 11/01/2025	1,008,141
1,250,000	(BAM) 5.00%, 11/01/2026	1,284,690
1,620,000	(BAM) 5.00%, 11/01/2027	1,690,586
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,460,833
		89,869,286
	Alaska - 0.7%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,002,513
1,000,000	5.00%, 09/01/2026	1,002,242
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,345,998
2,255,000	4.00%, 06/01/2038	2,156,809
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032(2)	2,450,750
3,000,000	5.00%, 10/01/2035(2)	3,243,336
		12,201,648
	Arizona - 0.3%
	Maricopa County Industrial Dev Auth, AZ, Rev
1,965,000	4.00%, 10/15/2047(3)	1,639,543
2,295,000	5.00%, 12/01/2038	2,437,320
1,000,000	5.00%, 12/01/2041	1,043,225
		5,120,088
	California - 6.4%
7,960,000	Bay Area Toll Auth, CA, Rev 3.92%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	7,756,262
	California Community Choice Financing Auth, CA, Rev
3,020,000	5.00%, 12/01/2053(1)	3,138,010
12,000,000	5.00%, 02/01/2055(1)	12,621,370
7,050,000	5.00%, 01/01/2056(1)	7,542,267
2,000,000	5.25%, 11/01/2054(1)	2,101,756
16,250,000	5.50%, 05/01/2054(1)	17,076,434
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,285,562
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	California - 6.4% - (continued)
$ 1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	$1,031,226
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,074,435
775,000	(BAM) 5.00%, 05/15/2028	812,001
800,000	(BAM) 5.00%, 05/15/2031	864,629
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	604,885
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,374,752
3,300,000	5.00%, 05/15/2038	3,426,229
7,000,000	5.00%, 05/15/2039	7,342,348
1,000,000	5.25%, 05/15/2039	1,066,629
1,750,000	5.25%, 05/15/2040	1,876,634
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM) 5.00%, 09/01/2031	316,226
910,000	(BAM) 5.00%, 09/01/2032	913,237
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(5)	2,057,615
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	5,140,325
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.52%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(4)	5,268,178
2,755,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2025	2,762,450
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	982,702
1,000,000	5.00%, 08/15/2036	1,011,074
2,500,000	5.00%, 08/15/2041	2,514,367
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,014,218
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,056,698
25,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	25,035
8,825,000	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev 5.00%, 05/01/2034	9,404,970
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	1,125,937
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,067,456
	State of California, CA, GO
1,020,000	5.00%, 03/01/2035	1,162,113
2,070,000	5.00%, 03/01/2036	2,327,754
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 09/01/2029	1,532,122
		119,677,906
	Colorado - 2.5%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,765,523
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AGC) 5.00%, 12/01/2027	492,621
575,000	(AGC) 5.00%, 12/01/2028	603,529
625,000	(AGC) 5.00%, 12/01/2029	662,986
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,204,264
1,000,000	5.00%, 12/01/2034	1,065,177
750,000	5.00%, 11/15/2042	786,177
2,475,000	5.75%, 11/15/2039	2,719,078
	City of Colorado Springs Utilities System, CO, Rev
640,000	5.00%, 11/15/2044	675,221
The accompanying notes are an integral part of these financial statements.

50

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Colorado - 2.5% - (continued)
$ 1,600,000	5.00%, 11/15/2049	$1,665,521
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,220,148
1,120,000	5.00%, 12/01/2031	1,201,782
1,175,000	5.00%, 12/01/2032	1,266,606
945,000	5.00%, 12/01/2033	1,020,927
3,760,000	5.00%, 05/15/2037	4,023,265
500,000	5.00%, 11/15/2059(1)	543,631
1,000,000	5.25%, 11/01/2039	1,058,680
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,577,611
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,471,615
2,000,000	E-470 Public Highway Auth, CO, Rev 3.67%, 09/01/2039, 1 mo. USD SOFR + 0.75%(4)	1,978,989
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,015,345
1,195,000	5.00%, 12/01/2033	1,235,181
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,093,466
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	216,259
300,000	5.00%, 11/15/2027	313,237
200,000	5.00%, 11/15/2028	211,778
1,785,000	5.00%, 11/15/2029	1,914,099
2,500,000	5.00%, 11/15/2031	2,737,718
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,575,601
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AGM) 5.00%, 12/15/2025	126,327
50,000	(AGM) 5.00%, 12/15/2026	51,316
225,000	(AGM) 5.00%, 12/15/2030	231,899
160,000	(AGM) 5.00%, 12/15/2032	164,861
		45,890,438
	Connecticut - 0.9%
1,980,000	City of Bridgeport, CT, GO, (AGM) 5.00%, 08/15/2025	1,988,970
950,000	City of Hartford, CT, GO, (AGM) 5.00%, 07/01/2027	952,304
1,690,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	1,689,872
	Connecticut State Health & Educational Facs Auth, CT, Rev
4,285,000	2.80%, 07/01/2048(1)	4,264,837
2,665,000	2.95%, 07/01/2049(1)	2,648,390
5,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	4,966,009
750,000	State of Connecticut, CT, GO 5.00%, 05/15/2025	750,437
		17,260,819
	District of Columbia - 0.5%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(5)	5,222,786
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	740,572
270,000	5.00%, 07/01/2037	269,362
3,000,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2033	3,136,168
		9,368,888
	Florida - 3.3%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,347,664
1,000,000	5.00%, 10/01/2028	1,032,618
750,000	Capital Trust Auth, FL, Rev 5.38%, 07/01/2065(3)	692,322
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Florida - 3.3% - (continued)
$ 1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	$1,312,416
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,083,256
1,345,000	5.00%, 10/01/2037	1,451,617
1,000,000	5.00%, 10/01/2038	1,075,057
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,011,295
3,000,000	4.00%, 07/01/2029	3,006,125
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(5)	598,809
1,000,000	0.00%, 09/01/2038(5)	533,513
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054	1,119,986
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,229,272
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(5)	1,030,525
1,000,000	0.00%, 10/01/2032(5)	741,105
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,808,268
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,176,247
3,700,000	5.00%, 10/01/2035	3,948,166
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	699,880
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(6)	45,432
1,000,000	Manatee County School Dist, FL, Rev, (AGM) 5.00%, 10/01/2030	1,025,073
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,003,542
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	188,585
1,520,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2025	1,530,264
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,054,256
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,226,277
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,722,908
4,850,000	5.00%, 01/01/2055	4,308,455
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	726,370
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	750,425
7,860,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,016,845
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(3)	727,398
2,000,000	4.80%, 05/01/2055(3)	1,891,549
995,000	5.25%, 05/01/2054(3)	995,662
		62,111,182
	Georgia - 3.5%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,273,391
	City of Atlanta Department of Aviation, GA, Rev
6,800,000	5.00%, 07/01/2028	7,098,585
1,000,000	5.00%, 07/01/2033	1,116,270
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,464,911
1,455,000	3.88%, 10/01/2048(1)	1,457,666
The accompanying notes are an integral part of these financial statements.

51

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Georgia - 3.5% - (continued)
$ 990,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	$1,020,440
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	5,889,961
4,165,000	5.00%, 05/15/2032	4,266,722
7,455,000	5.00%, 07/01/2053(1)	7,770,142
2,210,000	5.00%, 09/01/2053(1)	2,310,612
6,135,000	5.00%, 12/01/2053(1)	6,433,075
635,000	5.00%, 04/01/2054(1)	666,881
6,870,000	5.00%, 05/01/2054(1)	7,224,270
2,500,000	5.00%, 12/01/2054(1)	2,586,729
3,335,000	5.00%, 06/01/2055(1)	3,520,479
1,000,000	5.50%, 09/15/2025	1,005,366
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	952,427
1,825,000	(BAM) 5.00%, 01/01/2028	1,858,521
3,130,000	5.00%, 07/01/2052	3,169,756
		66,086,204
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
1,260,000	5.00%, 07/01/2031	1,326,411
1,000,000	5.00%, 07/01/2040	1,041,009
1,700,000	5.00%, 07/01/2041	1,764,159
		4,131,579
	Idaho - 0.3%
5,710,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	6,113,759
	Illinois - 11.6%
765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(5)	716,072
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,000,202
1,000,000	5.25%, 04/01/2035	1,072,577
2,120,000	5.25%, 04/01/2036	2,261,624
715,000	6.00%, 04/01/2046	728,521
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(5)	2,438,596
1,000,000	4.00%, 12/01/2047	813,133
8,250,000	5.00%, 12/01/2031	8,438,516
2,440,000	5.00%, 12/01/2032	2,487,519
3,000,000	5.00%, 12/01/2033	3,070,723
3,500,000	5.00%, 12/01/2034	3,456,386
3,760,000	5.00%, 12/01/2046	3,490,319
3,625,000	5.25%, 12/01/2036	3,724,519
1,250,000	5.50%, 12/01/2037	1,302,078
3,125,000	5.50%, 12/01/2038	3,248,169
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,292,838
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	4,098,687
2,635,000	(BAM) 5.00%, 01/01/2035	2,879,256
2,000,000	(BAM) 5.00%, 01/01/2036	2,173,972
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	415,327
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	865,974
1,250,000	4.00%, 12/01/2055	1,043,391
8,250,000	5.00%, 12/01/2046	8,110,824
2,000,000	5.00%, 12/01/2049	2,032,098
1,000,000	5.00%, 12/01/2052	1,007,252
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Illinois - 11.6% - (continued)
$ 1,000,000	5.00%, 12/01/2055	$956,400
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,070,457
1,000,000	(BAM) 5.00%, 01/01/2039	1,064,401
1,000,000	(BAM) 5.00%, 01/01/2040	1,057,401
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,019,390
1,150,000	(AGM) 5.00%, 11/01/2036	1,222,526
325,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	317,208
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,108,641
2,970,000	4.00%, 11/15/2026	3,003,462
1,000,000	5.00%, 11/15/2026	1,026,157
4,300,000	5.00%, 11/15/2027	4,404,596
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	712,240
1,000,000	5.00%, 11/15/2028	1,001,498
2,135,000	5.00%, 11/15/2034	2,136,254
1,045,000	5.00%, 08/15/2035	1,102,340
	Illinois Housing Dev Auth, IL, Rev,
3,075,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	3,077,930
5,885,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	6,113,216
4,185,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,442,649
1,570,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,663,729
6,070,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	6,652,823
1,055,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2038	1,147,505
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,876,994
2,000,000	5.00%, 01/01/2029	2,067,993
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AGM) 5.00%, 02/01/2026	4,052,354
1,665,000	5.00%, 02/01/2034	1,675,200
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AGM) 0.00%, 06/15/2027(5)	1,848,692
3,895,000	0.00%, 12/15/2042(7)	2,764,648
2,980,000	4.00%, 12/15/2042	2,638,574
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	881,236
1,635,000	5.00%, 12/01/2025	1,652,442
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	607,383
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AGC) 5.00%, 01/01/2036	1,084,692
1,000,000	(AGC) 5.00%, 01/01/2038	1,079,071
	Sales Tax Securitization Corp., IL, Rev
7,900,000	5.00%, 01/01/2026	7,984,743
2,210,000	5.00%, 01/01/2029	2,321,662
4,545,000	5.00%, 01/01/2030	4,824,733
2,775,000	5.00%, 01/01/2033	3,013,259
2,000,000	5.00%, 01/01/2035	2,174,716
3,400,000	5.00%, 01/01/2036	3,637,837
1,520,000	5.00%, 01/01/2037	1,592,849
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AGM) 5.00%, 01/01/2035	906,711
535,000	(AGM) 5.00%, 01/01/2036	578,761
20,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2026	20,328,504
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,683,822
The accompanying notes are an integral part of these financial statements.

52

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Illinois - 11.6% - (continued)
$ 1,250,000	5.00%, 02/01/2027	$1,281,916
5,000,000	5.00%, 10/01/2027	5,167,439
2,715,000	5.00%, 11/01/2028	2,802,356
1,000,000	5.00%, 05/01/2041	1,026,354
11,405,000	5.00%, 12/01/2042	11,650,274
3,460,000	5.00%, 03/01/2046	3,468,188
625,000	5.25%, 05/01/2049	633,758
3,780,000	5.50%, 03/01/2042	3,972,894
		216,749,451
	Indiana - 1.4%
1,867,869	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,669,459
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	12,837,857
740,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	731,254
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	900,461
180,000	5.00%, 01/01/2034	185,797
1,150,000	(AGC) 5.00%, 01/01/2035	1,289,923
1,630,000	(AGC) 5.00%, 01/01/2036	1,816,748
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,010,601
	Northwest Allen School Building Corp., IN, Rev,
2,190,000	(ST INTERCEPT) 5.00%, 07/15/2037	2,383,699
1,730,000	(ST INTERCEPT) 5.00%, 07/15/2038	1,870,203
1,750,000	(ST INTERCEPT) 5.00%, 07/15/2039	1,881,073
		26,577,075
	Iowa - 0.2%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	662,260
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	604,762
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,191,099
1,230,000	5.00%, 12/01/2030	1,274,426
680,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	640,720
		4,373,267
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,000,801
1,390,000	5.00%, 09/01/2028	1,397,367
		2,398,168
	Kentucky - 1.1%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,372,717
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM) 5.00%, 12/01/2047	1,380,437
	Kentucky Public Energy Auth, KY, Rev
3,750,000	5.25%, 04/01/2054(1)	3,984,306
3,250,000	5.25%, 06/01/2055(1)	3,411,927
	Kentucky State Property & Building Commission, KY, Rev
2,250,000	5.00%, 04/01/2027	2,322,780
1,500,000	5.00%, 04/01/2028	1,575,287
1,000,000	5.00%, 11/01/2037	1,092,647
1,475,000	5.00%, 11/01/2039	1,585,138
1,500,000	5.00%, 11/01/2040	1,605,059
		21,330,298
	Louisiana - 1.4%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM) 5.00%, 12/01/2027	2,017,412
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,794,879
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Louisiana - 1.4% - (continued)
$ 745,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	$749,353
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	970,022
1,155,000	6.00%, 11/15/2030	1,155,818
1,750,000	6.00%, 11/15/2035	1,724,565
	Louisiana Public Facs Auth, LA, Rev,
1,100,000	(AGC) 5.00%, 08/01/2035	1,206,887
2,150,000	(AGC) 5.00%, 08/01/2036	2,342,343
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	299,453
300,000	5.00%, 01/01/2033	328,067
	Parish of St. John the Baptist, LA, Rev
3,740,000	2.38%, 06/01/2037(1)	3,676,992
4,340,000	3.30%, 06/01/2037(1)	4,267,488
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM) 5.00%, 01/01/2026	1,836,272
2,915,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	2,905,144
		25,274,695
	Maine - 0.1%
890,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	890,893
	Maryland - 0.5%
360,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(3)	357,769
1,775,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	1,825,944
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	2,903,023
1,250,000	5.00%, 06/01/2041	1,329,320
2,500,000	State of Maryland, MD, GO 5.00%, 06/01/2039	2,751,725
		9,167,781
	Massachusetts - 1.6%
	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev
1,500,000	5.00%, 07/01/2040	1,630,487
1,270,000	5.00%, 07/01/2041	1,363,286
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	4.00%, 10/01/2025(3)	998,544
635,000	4.00%, 10/01/2026(3)	633,685
3,760,000	4.22%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(3)(4)	3,759,906
1,720,000	5.00%, 07/01/2028	1,734,642
5,330,000	5.00%, 07/01/2029(2)	5,505,277
3,350,000	5.00%, 07/01/2030	3,386,480
955,000	5.00%, 07/01/2031	969,896
855,000	5.00%, 07/01/2035	856,234
1,500,000	5.00%, 07/15/2040	1,674,775
1,785,000	5.00%, 07/01/2055	1,795,176
	Massachusetts Educational Financing Auth, MA, Rev
1,030,000	5.00%, 07/01/2026	1,046,445
1,050,000	5.00%, 07/01/2027	1,074,206
1,125,000	5.00%, 07/01/2030	1,164,506
1,250,000	5.00%, 07/01/2031	1,309,622
	Massachusetts Housing Finance Agency, MA, Rev,
610,000	(FHLMC), (FNMA), (GNMA) 3.40%, 06/01/2026	607,274
The accompanying notes are an integral part of these financial statements.

53

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Massachusetts - 1.6% - (continued)
$ 255,000	(FHLMC), (FNMA), (GNMA) 3.45%, 12/01/2026	$253,919
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	204,534
		29,968,894
	Michigan - 4.4%
5,425,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	5,512,445
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,128,863
2,600,000	5.00%, 10/01/2039	2,721,943
5,375,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2031	5,458,118
	Michigan Finance Auth, MI, Rev
1,000,000	5.00%, 07/01/2027	1,001,928
1,000,000	5.00%, 07/01/2028	1,001,945
915,000	5.00%, 11/01/2034	946,977
1,000,000	5.00%, 11/01/2035	1,032,311
1,000,000	5.00%, 11/01/2036	1,029,737
1,700,000	5.00%, 02/28/2037	1,813,255
1,000,000	(BAM) 5.00%, 11/01/2038	1,022,908
1,000,000	5.00%, 02/28/2039	1,054,189
	Michigan State Building Auth, MI, Rev
15,110,000	5.00%, 04/15/2032	15,179,776
10,075,000	5.00%, 04/15/2033	10,120,367
5,000,000	5.25%, 04/15/2059	5,274,720
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,512,092
345,000	4.00%, 11/15/2032	346,530
2,830,000	5.00%, 11/15/2047	2,846,572
	Michigan State Housing Dev Auth, MI, Rev
1,150,000	4.25%, 12/01/2049	1,154,573
4,795,000	5.75%, 06/01/2054	5,093,594
1,555,000	6.25%, 06/01/2055	1,694,953
2,000,000	6.25%, 12/01/2055	2,189,950
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,560,279
2,620,000	3.88%, 06/01/2053(1)	2,601,511
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	72,432
	Utica Community Schools, MI, GO,
1,500,000	(Q-SBLF) 5.00%, 05/01/2037	1,644,512
1,230,000	(Q-SBLF) 5.00%, 05/01/2038	1,341,908
1,515,000	(Q-SBLF) 5.00%, 05/01/2039	1,640,559
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,467,650
		81,466,597
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,184,672
1,873,805	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,645,273
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,047,545
1,000,000	5.00%, 01/01/2036	1,042,120
1,000,000	5.00%, 01/01/2037	1,036,697
340,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 1.55%, 07/01/2025	338,033
		6,294,340
	Mississippi - 0.4%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,006,839
2,450,000	5.00%, 10/15/2029	2,463,444
2,600,000	5.00%, 10/15/2037	2,650,838
2,000,000	State of Mississippi, MS, Rev 5.00%, 10/01/2049	2,049,810
		8,170,931
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Missouri - 0.3%
	City of St. Louis Airport, MO, Rev,
$ 1,000,000	(AGM) 5.00%, 07/01/2038	$1,080,195
1,900,000	(AGM) 5.00%, 07/01/2039	2,040,885
1,000,000	(AGM) 5.00%, 07/01/2047	1,007,419
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,266,598
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(6)	210,000
		5,605,097
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
115,000	3.50%, 12/01/2042	114,622
635,000	4.00%, 12/01/2043	634,932
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,557,609
		3,307,163
	Nebraska - 1.4%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,000,059
210,000	5.00%, 09/01/2025	210,611
3,325,000	5.00%, 09/01/2028	3,435,464
1,530,000	5.00%, 09/01/2033	1,618,491
3,890,000	5.00%, 09/01/2042	4,039,080
5,115,000	5.00%, 05/01/2054(1)	5,300,677
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,258,183
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,016,995
	Omaha Airport Auth, NE, Rev,
1,300,000	(AGC) 5.00%, 12/15/2034	1,391,021
2,165,000	(AGC) 5.00%, 12/15/2035	2,300,432
		25,571,013
	Nevada - 0.6%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
230,000	5.00%, 06/01/2027	230,102
255,000	5.00%, 06/01/2028	255,097
445,000	5.00%, 06/01/2029	445,070
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	413,963
675,000	4.63%, 06/01/2043	610,371
910,000	4.63%, 06/01/2049	796,036
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	254,266
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	839,204
1,000,000	5.00%, 06/15/2028	1,037,833
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,931,779
2,995,000	5.00%, 07/01/2037	3,213,918
750,000	5.00%, 07/01/2043	757,174
		10,784,813
	New Jersey - 2.1%
	New Jersey Educational Facs Auth, NJ, Rev,
500,000	(AGM) 5.00%, 07/01/2035	555,882
500,000	(AGM) 5.00%, 07/01/2036	550,336
1,000,000	(AGM) 5.00%, 07/01/2040	1,073,016
1,345,000	(AGM) 5.00%, 07/01/2041	1,433,865
1,500,000	(AGM) 5.00%, 07/01/2042	1,584,724
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,428,931
1,000,000	5.00%, 12/01/2026	1,019,627
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AGM) 0.00%, 12/15/2032(5)	3,739,803
The accompanying notes are an integral part of these financial statements.

54

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	New Jersey - 2.1% - (continued)
$ 1,355,000	5.00%, 06/15/2032	$1,477,450
14,000,000	5.00%, 06/15/2033	15,333,749
1,040,000	5.00%, 06/15/2034	1,143,135
6,780,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	7,172,102
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	2,952,163
		39,464,783
	New Mexico - 0.5%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,188,846
2,980,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,253,307
3,740,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	3,917,954
		8,360,107
	New York - 9.3%
	City of New York, NY, GO
4,000,000	5.00%, 08/01/2026	4,098,792
2,500,000	5.00%, 09/01/2030	2,718,148
2,515,000	5.00%, 02/01/2039	2,746,496
1,425,000	5.00%, 02/01/2040	1,539,626
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	4,899,272
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,418,745
845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	853,972
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(5)	337,861
1,000,000	5.00%, 11/15/2030	1,075,259
1,025,000	5.00%, 11/15/2032	1,100,514
15,000,000	5.00%, 11/15/2041	15,794,992
9,005,000	5.00%, 11/15/2045(1)	9,395,928
1,025,000	5.00%, 11/15/2048	1,030,124
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,009,205
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AGM) 3.00%, 01/01/2039	2,291,542
4,565,000	New York City Municipal Water Finance Auth, NY, Rev 5.50%, 06/15/2039(2)	5,218,354
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (ST AID WITHHLDG) 5.00%, 07/15/2026	1,014,607
1,000,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2036	989,673
	New York City Transitional Finance Auth, NY, Rev
3,340,000	5.00%, 05/01/2033	3,714,626
2,000,000	5.00%, 05/01/2035	2,210,780
4,000,000	5.00%, 05/01/2036	4,395,176
2,800,000	5.00%, 05/01/2037	3,063,625
1,750,000	5.00%, 02/01/2038	1,908,816
2,430,000	5.00%, 11/01/2038	2,663,912
4,000,000	5.00%, 11/01/2039	4,342,320
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,155,907
2,145,000	1.20%, 11/15/2028	1,901,876
2,035,000	2.75%, 02/15/2044	1,432,053
14,775,000	5.00%, 11/15/2044(3)	14,685,288
2,300,000	5.15%, 11/15/2034(3)	2,300,449
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	21,904,364
2,500,000	5.00%, 03/15/2033	2,542,082
3,500,000	5.00%, 03/15/2034	3,914,403
1,750,000	5.00%, 03/15/2035	1,964,040
4,000,000	5.00%, 03/15/2036	4,137,399
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	New York - 9.3% - (continued)
$ 1,195,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	$1,289,674
1,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,068,388
1,200,000	5.25%, 07/01/2039	1,291,583
1,470,000	5.25%, 07/01/2041	1,552,125
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	991,780
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AGC) 0.00%, 12/31/2054(7)	753,614
265,000	5.00%, 12/01/2025	266,306
4,990,000	(AGM) 5.00%, 06/30/2054	4,961,667
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 10/15/2028	1,004,065
2,635,000	5.00%, 10/15/2035	2,638,261
1,000,000	5.00%, 01/15/2036	1,052,598
1,500,000	5.00%, 12/01/2036	1,577,362
1,125,000	5.00%, 01/15/2037	1,179,481
1,460,000	5.00%, 12/01/2037	1,527,344
1,000,000	5.00%, 01/15/2038	1,042,069
1,000,000	5.00%, 12/01/2038	1,041,579
1,455,000	5.00%, 08/01/2039	1,502,036
1,880,000	5.25%, 08/01/2040	1,971,289
1,325,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2031(5)	1,031,072
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,026,805
	Westchester County Local Dev Corp., NY, Rev
750,000	5.00%, 07/01/2038	788,308
510,000	(AGM) 5.75%, 11/01/2049	549,903
		173,877,535
	North Carolina - 0.9%
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	571,874
690,000	4.00%, 07/01/2047	689,434
1,320,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,419,833
4,895,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	5,413,753
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	242,738
765,000	4.25%, 09/01/2028	756,362
565,000	5.00%, 01/01/2027	561,987
795,000	5.00%, 01/01/2028	787,423
275,000	5.00%, 01/01/2029	271,745
1,050,000	5.00%, 01/01/2039	965,937
3,670,000	5.00%, 01/01/2044	3,580,581
1,165,000	5.50%, 09/01/2054	1,097,426
		16,359,093
	North Dakota - 0.1%
1,015,000	North Dakota Housing Finance Agency, ND, Rev 5.50%, 07/01/2031	1,113,376
	Ohio - 1.6%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	981,953
300,000	5.00%, 02/15/2026	304,358
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	7,054,739
	County of Allen Hospital Facs, OH, Rev
380,000	5.00%, 12/01/2030	406,971
2,620,000	5.00%, 11/01/2040(2)	2,730,721
1,520,000	5.00%, 11/01/2041(2)	1,572,653
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	451,142
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	6,601,270
The accompanying notes are an integral part of these financial statements.

55

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Ohio - 1.6% - (continued)
$ 5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	$5,630,287
	Ohio Housing Finance Agency, OH, Rev,
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	476,384
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	355,623
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	247,062
	Port of Greater Cincinnati Dev Auth, OH, Rev,
400,000	(AGM) 5.25%, 12/01/2048	416,414
510,000	(AGM) 5.25%, 12/01/2053	524,866
500,000	(AGM) 5.25%, 12/01/2058	516,056
400,000	(AGM) 5.25%, 12/01/2063	411,362
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,862,875
		30,544,736
	Oklahoma - 0.5%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	2,920,336
1,030,000	5.00%, 09/01/2033	1,127,424
	Grand River Dam Auth, OK, Rev
1,040,000	5.00%, 06/01/2041	1,099,693
1,390,000	5.00%, 06/01/2042	1,464,046
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2040(2)	1,069,163
1,000,000	5.00%, 01/01/2041(2)	1,057,239
1,000,000	5.00%, 01/01/2042(2)	1,049,337
		9,787,238
	Oregon - 1.6%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(7)	1,705,060
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	1,554,569
405,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	238,421
500,000	(SCH BD GTY) 0.00%, 06/15/2039(5)	262,037
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(5)	2,576,549
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	426,356
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	648,967
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	461,854
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	2,931,547
3,650,000	5.00%, 07/01/2035	3,860,624
2,200,000	5.00%, 07/01/2036	2,315,299
2,000,000	5.00%, 07/01/2037	2,089,115
1,790,000	5.00%, 07/01/2038	1,858,169
2,800,000	5.00%, 07/01/2044	2,807,044
	Salem Hospital Facility Auth, OR, Rev
910,000	5.00%, 05/15/2038	907,644
720,000	5.00%, 05/15/2048	664,132
2,080,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	2,083,278
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	928,689
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	940,795
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(5)	992,775
		30,252,924
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Pennsylvania - 4.5%
$ 840,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	$818,622
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AGM) 5.00%, 01/01/2035	2,115,311
1,000,000	(AGM) 5.25%, 01/01/2036	1,071,111
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AGM) 5.00%, 09/01/2036	1,848,275
2,680,000	(AGM) 5.00%, 09/01/2037	2,911,726
1,135,000	(AGM) 5.00%, 09/01/2038	1,226,500
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	12,551,434
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,250,510
125,000	5.00%, 06/01/2028	129,308
1,070,000	5.00%, 06/01/2029	1,105,221
145,000	5.00%, 06/01/2031	149,314
	Doylestown Hospital Auth, PA, Rev
555,000	5.00%, 07/01/2031(3)	579,063
2,015,000	5.38%, 07/01/2039(3)	2,143,615
2,000,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2034	2,199,340
2,410,000	Harrisburg School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,480,401
2,000,000	Hempfield Area School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 03/15/2048	2,056,719
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AGM) 4.00%, 07/01/2039	952,769
2,290,000	(AGM) 5.00%, 07/01/2036	2,406,036
2,415,000	(AGM) 5.00%, 07/01/2037	2,524,923
515,000	Lancaster County Hospital Auth, PA, Rev 5.00%, 07/01/2025	514,306
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	987,625
1,750,000	4.00%, 07/01/2056	1,344,542
	Lancaster School Dist, PA, GO,
2,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2042	2,612,441
1,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	1,563,519
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,721,600
2,455,000	5.00%, 12/01/2046	2,281,536
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AGM) 5.00%, 01/01/2038	1,077,823
1,205,000	(AGM) 5.00%, 01/01/2039	1,244,238
1,210,000	(AGM) 5.00%, 01/01/2040	1,244,923
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	503,954
500,000	5.00%, 06/01/2033	522,455
	Pennsylvania Higher Educational Facs Auth, PA, Rev,
2,500,000	(AGC) 4.25%, 11/01/2051	2,302,909
1,500,000	5.00%, 05/01/2025	1,500,000
920,000	5.00%, 05/01/2032	936,440
2,580,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,710,431
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	507,935
3,755,000	5.00%, 12/01/2042	3,794,797
1,885,000	5.25%, 12/01/2052	1,972,434
	School Dist of Philadelphia, PA, GO,
2,415,000	(ST AID WITHHLDG) 5.00%, 09/01/2025	2,426,819
1,000,000	(ST AID WITHHLDG) 5.00%, 09/01/2027	1,036,424
The accompanying notes are an integral part of these financial statements.

56

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Pennsylvania - 4.5% - (continued)
$ 1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	$1,358,547
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,442,987
	School Dist of the City of Erie, PA, GO,
2,440,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	2,547,769
105,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2029	111,003
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	1,504,241
		84,291,896
	Puerto Rico - 2.1%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,510,897
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(5)	5,331,056
10,000,000	4.33%, 07/01/2040	9,389,567
4,750,000	5.00%, 07/01/2058	4,535,211
		38,766,731
	Rhode Island - 1.6%
	Providence Public Building Auth, RI, Rev,
1,100,000	(AGC) 5.25%, 09/15/2040	1,186,132
1,500,000	(AGC) 5.25%, 09/15/2041	1,603,892
2,000,000	(AGC) 5.25%, 09/15/2042	2,123,662
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AGM) 5.00%, 05/15/2027	2,703,486
2,000,000	5.00%, 05/15/2036	2,147,320
1,200,000	5.00%, 05/15/2038	1,269,135
2,335,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,517,974
4,165,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,460,930
1,800,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,911,057
2,490,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,618,829
1,210,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,264,901
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,513,601
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,768,542
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	230,420
1,000,000	5.00%, 12/01/2028	1,029,124
1,250,000	5.00%, 12/01/2030	1,303,347
		29,652,352
	South Carolina - 1.9%
3,645,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(5)	1,052,930
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,836,305
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,512,152
2,000,000	5.00%, 11/01/2038	2,142,249
1,375,000	5.00%, 05/01/2048	1,359,159
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,400,351
1,240,000	5.00%, 07/01/2029	1,296,561
1,100,000	5.00%, 07/01/2030	1,146,797
3,190,000	5.00%, 07/01/2031	3,321,869
1,900,000	5.00%, 07/01/2032	1,953,922
1,000,000	5.00%, 07/01/2033	1,024,639
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,417,152
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	South Carolina - 1.9% - (continued)
$ 1,000,000	5.00%, 12/01/2026	$1,028,123
	South Carolina State Housing Finance & Dev Auth, SC, Rev
4,750,000	5.75%, 01/01/2054	5,083,416
3,295,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	3,700,593
		36,276,218
	South Dakota - 1.2%
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	725,610
3,350,000	3.00%, 11/01/2052	3,268,647
260,000	3.50%, 11/01/2046	259,547
195,000	4.00%, 11/01/2047	194,784
6,095,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	6,442,258
5,880,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	6,265,042
5,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,527,303
		22,683,191
	Tennessee - 0.4%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,048,354
1,000,000	(BAM) 5.50%, 07/01/2059	1,042,154
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,080,439
1,000,000	5.50%, 07/01/2039	1,075,573
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	578,431
	Tennessee Housing Dev Agency, TN, Rev
385,000	3.50%, 07/01/2045	383,358
215,000	3.50%, 01/01/2047	214,021
1,265,000	4.00%, 01/01/2049	1,265,209
		6,687,539
	Texas - 11.4%
	Allen Independent School Dist, TX, GO,
1,815,000	(PSF-GTD) 5.00%, 02/15/2035	2,027,459
1,935,000	(PSF-GTD) 5.00%, 02/15/2036	2,146,760
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,164,197
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,055,815
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,649,215
9,500,000	Arlington Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2027	9,832,057
2,000,000	Board of Regents of the University of Texas System, TX, Rev 4.00%, 08/15/2049	1,864,051
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,065,867
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,662,217
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	706,920
1,000,000	5.00%, 01/01/2033	1,070,529
1,000,000	5.00%, 01/01/2036	1,055,082
1,000,000	5.00%, 01/01/2046	1,012,819
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	4,780,157
4,640,000	5.00%, 08/15/2038	4,990,058
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,014,989
1,075,000	4.00%, 08/15/2033	1,062,904
1,250,000	4.00%, 08/15/2034	1,227,107
	City of Garland Electric Utility System, TX, Rev,
500,000	(AGC) 5.00%, 03/01/2033	551,837
The accompanying notes are an integral part of these financial statements.

57

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Texas - 11.4% - (continued)
$ 500,000	(AGC) 5.00%, 03/01/2034	$554,227
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AGM), (AMBAC) 0.00%, 09/01/2025(5)	1,046,606
1,285,000	(AGM), (AMBAC) 0.00%, 09/01/2030(5)	1,042,799
330,000	(AMBAC) 0.00%, 09/01/2033(5)	230,010
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,635,560
1,355,000	5.00%, 02/01/2038	1,433,945
1,170,000	5.00%, 02/01/2039	1,260,477
	Clear Creek Independent School Dist, TX, GO,
3,530,000	(PSF-GTD) 3.60%, 02/15/2035(1)	3,529,286
2,000,000	(PSF-GTD) 5.00%, 02/15/2032	2,217,908
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,007,743
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,055,268
500,000	(PSF-GTD) 4.00%, 08/15/2031	502,371
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,077,347
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,073,695
1,500,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2033	1,669,825
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,363,553
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,223,921
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,010,790
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	10,671,805
1,875,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2033	2,090,480
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AGC) 5.00%, 08/15/2040	1,056,740
1,000,000	(AGC) 5.00%, 08/15/2041	1,048,954
8,790,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2026	8,921,673
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,345,405
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	1,507,875
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,132,100
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AGC) 5.00%, 11/15/2028	3,518,952
3,485,000	(AGC) 5.00%, 11/15/2029	3,696,594
1,755,000	(AGC) 5.00%, 11/15/2030	1,878,987
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	521,987
1,000,000	5.00%, 12/01/2035	1,039,854
1,000,000	5.00%, 12/01/2036	1,033,894
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,752,537
500,000	(PSF-GTD) 5.00%, 08/15/2037	543,472
	Katy Independent School Dist, TX, GO,
1,725,000	(PSF-GTD) 5.00%, 02/15/2043	1,818,281
1,315,000	(PSF-GTD) 5.00%, 02/15/2044	1,379,924
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,500,019
4,165,000	Lower Colorado River Auth, TX, Rev, (AGC) 5.00%, 05/15/2044	4,352,296
	Melissa Independent School Dist, TX, GO,
1,490,000	(PSF-GTD) 5.00%, 02/01/2039	1,617,228
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Texas - 11.4% - (continued)
$ 500,000	(PSF-GTD) 5.00%, 02/01/2041	$533,814
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,125,000	4.25%, 10/01/2030	1,112,016
3,375,000	5.00%, 11/01/2031	3,144,436
1,000,000	5.00%, 11/01/2046	785,568
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	9,758,779
1,200,000	5.00%, 01/01/2035	1,207,146
2,500,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,489,403
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,090,007
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,083,660
	Richardson Independent School Dist, TX, GO,
450,000	(PSF-GTD) 5.00%, 02/15/2037	491,435
700,000	(PSF-GTD) 5.00%, 02/15/2038	759,714
1,200,000	(PSF-GTD) 5.00%, 02/15/2039	1,295,863
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD) 5.00%, 02/15/2041	4,239,778
3,510,000	(PSF-GTD) 5.00%, 02/15/2042	3,697,700
4,490,000	(PSF-GTD) 5.00%, 02/15/2043	4,705,415
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,176,017
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	1,001,352
	State of Texas, TX, GO
18,010,000	2.90%, 12/01/2050(1)	18,010,000
1,500,000	4.00%, 08/01/2029	1,501,996
1,085,000	4.00%, 08/01/2030	1,085,989
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,052,172
7,270,000	(GNMA) 3.00%, 03/01/2050	5,175,586
1,080,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,109,874
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,818,587
3,230,000	5.00%, 12/15/2032	3,375,884
3,500,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	3,638,371
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	956,509
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,139,951
		211,741,450
	Utah - 0.7%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	495,620
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(3)	453,095
1,375,000	5.50%, 06/15/2039(3)	1,355,122
1,500,000	6.00%, 06/15/2054(3)	1,501,243
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	753,935
4,750,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	5,025,322
2,910,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,172,004
		12,756,341
	Vermont - 0.0%
	Vermont Housing Finance Agency, VT, Rev
270,000	4.00%, 11/01/2046	269,269
245,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2048	244,619
		513,888
The accompanying notes are an integral part of these financial statements.

58

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Virginia - 1.9%
	Arlington County Industrial Dev Auth, VA, Rev
$ 880,000	5.00%, 07/01/2030	$944,310
5,295,000	5.00%, 07/01/2053(1)	5,635,519
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,901,450
1,175,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,175,208
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,863,290
2,500,000	7.00%, 09/01/2053	2,753,104
2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	2,106,984
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,855,233
1,250,000	4.00%, 07/01/2035	1,184,899
1,000,000	4.00%, 01/01/2036	943,683
1,100,000	4.00%, 01/01/2037	1,029,697
1,470,000	5.00%, 01/01/2027	1,497,631
3,490,000	5.00%, 07/01/2034	3,590,908
4,500,000	5.00%, 07/01/2035	4,607,771
2,000,000	5.00%, 12/31/2042	2,018,384
1,000,000	5.00%, 12/31/2047	1,004,213
		36,112,284
	Washington - 1.5%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(5)	1,849,036
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,036,782
4,400,000	5.25%, 07/01/2039	4,654,512
5,000,000	5.25%, 07/01/2040	5,278,306
4,415,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	4,808,658
	State of Washington, WA, GO
3,000,000	5.00%, 07/01/2030	3,271,134
3,000,000	5.00%, 07/01/2031	3,316,928
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(3)	1,235,783
		27,451,139
	West Virginia - 0.7%
13,000,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	12,996,677
	Wisconsin - 3.0%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,372,070
1,360,000	5.00%, 12/01/2037	1,415,230
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,248,712
1,530,000	(AGM) 4.00%, 07/01/2050	1,340,040
2,165,000	4.00%, 10/01/2051	1,754,322
330,000	5.00%, 09/01/2025(3)	329,137
825,000	5.00%, 12/15/2034(3)	838,087
2,940,000	(AGM) 5.00%, 07/01/2035	3,012,484
1,050,000	(AGM) 5.00%, 07/01/2036	1,073,489
2,875,000	5.00%, 10/01/2043(3)	2,726,244
2,340,000	5.00%, 10/01/2044	2,348,965
2,000,000	5.00%, 10/01/2048(3)	1,829,314
1,250,000	5.00%, 12/15/2054(3)	1,143,193
750,000	5.25%, 06/15/2050	759,357
1,000,000	5.25%, 06/15/2055	1,007,186
1,060,000	5.25%, 11/15/2055	1,082,695
1,770,000	5.25%, 11/15/2061	1,786,463
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036	1,046,752
1,595,000	4.00%, 04/01/2039	1,528,273
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Wisconsin - 3.0% - (continued)
$ 2,000,000	5.00%, 04/01/2049		$2,031,518
2,200,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(5)		1,680,696
	Wisconsin Health & Educational Facs Auth, WI, Rev
3,000,000	5.00%, 11/15/2027		3,002,689
1,700,000	5.00%, 12/01/2028		1,703,498
7,275,000	5.00%, 11/01/2039		7,032,353
1,000,000	5.00%, 11/01/2054		864,926
1,000,000	5.75%, 08/15/2054		1,029,043
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031		901,715
3,115,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		3,346,946
			56,235,397
	Wyoming - 0.1%
	Wyoming Community Dev Auth, WY, Rev
255,000	4.00%, 12/01/2046		254,727
700,000	6.00%, 12/01/2054		752,841
			1,007,568
	Total Municipal Bonds (cost $1,849,491,886)		$1,802,694,736
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,783,803	3.15%, 10/15/2036		$2,502,947
	Total U.S. Government Agencies (cost $2,829,467)		$2,502,947
	Total Long-Term Investments (cost $1,852,321,353)		$1,805,197,683
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
11,300,760	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $11,302,132; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $11,526,794		$11,300,760
	Total Short-Term Investments (cost $11,300,760)		$11,300,760
	Total Investments (cost $1,863,622,113)	97.3%	$1,816,498,443
	Other Assets and Liabilities	2.7%	49,566,094
	Net Assets	100.0%	$1,866,064,537
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

59

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $21,955,511 at April 30, 2025.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$49,417,281, representing 2.6% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,802,694,736	$—	$1,802,694,736	$—
U.S. Government Agencies	2,502,947	—	2,502,947	—
Short-Term Investments	11,300,760	—	11,300,760	—
Total	$1,816,498,443	$—	$1,816,498,443	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

60

Hartford Municipal Short Duration Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1%
	Alabama - 6.6%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$102,616
400,000	5.25%, 12/01/2027	413,190
300,000	5.25%, 12/01/2028	313,173
275,000	5.25%, 05/01/2055(1)	291,455
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	399,273
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	516,769
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	517,068
		2,553,544
	California - 4.5%
130,000	Bay Area Toll Auth, CA, Rev 3.92%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	126,673
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	400,063
100,000	5.00%, 08/01/2031	106,916
95,000	5.00%, 12/01/2053(1)	98,712
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	200,386
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	99,405
125,000	4.00%, 09/01/2026	125,373
120,000	4.00%, 09/01/2027	120,581
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	103,053
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	363,980
		1,745,142
	Colorado - 1.0%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AGC) 5.00%, 12/01/2026	102,237
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	210,531
60,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2025	60,108
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	29,728
		402,604
	Connecticut - 2.0%
500,000	City of New Haven, CT, GO, (AGC) 5.00%, 08/01/2030	535,978
50,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	49,996
180,000	Connecticut State Health & Educational Facs Auth, CT, Rev 2.80%, 07/01/2048(1)	179,153
		765,127
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	526,981
	Florida - 2.5%
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	135,524
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	14,891
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM) 5.00%, 07/01/2025	360,956
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Florida - 2.5% - (continued)
$ 75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	$73,403
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(3)	295,849
100,000	4.25%, 05/01/2028(3)	100,332
		980,955
	Georgia - 4.0%
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	855,183
200,000	5.00%, 03/01/2026	202,028
300,000	5.50%, 09/15/2025	301,610
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 07/01/2025	100,196
100,000	(AGM) 5.00%, 07/01/2029	106,826
		1,565,843
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	103,310
	Illinois - 11.2%
75,000	Chicago Board of Education, IL, GO, (NPFG) 5.50%, 12/01/2026	75,875
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	521,432
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	310,516
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	303,020
	Illinois Housing Dev Auth, IL, Rev,
320,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	332,409
90,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	95,373
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	84,723
90,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2026	92,419
205,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM) 5.00%, 02/01/2027	211,099
135,000	Regional Transportation Auth, IL, Rev, (NPFG) 6.50%, 07/01/2026	138,036
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	123,229
225,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AGM) 5.00%, 01/01/2028	234,753
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	71,150
400,000	5.00%, 06/15/2027	404,969
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	302,322
250,000	5.00%, 03/01/2026	253,193
740,000	5.00%, 11/01/2028	763,810
		4,318,328
	Indiana - 1.3%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	510,518
	Louisiana - 1.6%
300,000	Louisiana Public Facs Auth, LA, Rev, (AGC) 5.00%, 08/01/2029	321,680
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	208,304
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(2)	99,662
		629,646
The accompanying notes are an integral part of these financial statements.

61

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Massachusetts - 1.6%
	Massachusetts Dev Finance Agency, MA, Rev
$ 100,000	4.22%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	$99,997
410,000	5.00%, 07/01/2025	410,518
90,000	5.00%, 01/01/2026	90,769
		601,284
	Michigan - 1.3%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	239,696
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	214,042
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,236
		502,974
	Minnesota - 1.4%
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	525,957
	Mississippi - 0.7%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	283,474
	Nebraska - 2.2%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	370,022
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	99,027
60,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	60,057
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	303,679
		832,785
	Nevada - 0.3%
100,000	Clark County School Dist, NV, GO 5.00%, 06/15/2025	100,169
	New Jersey - 2.6%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	57,466
100,000	5.00%, 11/01/2028	105,251
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(4)	392,068
270,000	New Jersey Turnpike Auth, NJ, Rev, (AGM) 5.25%, 01/01/2026(5)	274,130
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	100,117
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	70,030
		999,062
	New Mexico - 1.2%
	New Mexico Mortgage Finance Auth, NM, Rev,
235,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	234,426
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	49,996
190,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	199,040
		483,462
	New York - 4.9%
150,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2027	153,645
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	163,740
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	New York - 4.9% - (continued)
$ 500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	$540,438
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	312,161
200,000	5.00%, 12/01/2026	203,258
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	534,839
		1,908,081
	North Carolina - 0.4%
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	132,717
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	34,839
		167,556
	North Dakota - 0.9%
	North Dakota Housing Finance Agency, ND, Rev
30,000	3.50%, 07/01/2046	29,874
300,000	3.75%, 07/01/2050	299,330
		329,204
	Ohio - 2.5%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	322,663
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	449,452
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	145,654
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	68,273
		986,042
	Oregon - 0.2%
60,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	60,001
30,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	29,877
		89,878
	Pennsylvania - 3.9%
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(3)	114,769
375,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2030	404,365
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AGM) 5.00%, 01/01/2029	211,014
50,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2025	50,023
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	470,000
165,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	162,374
100,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	105,964
		1,518,509
	Puerto Rico - 1.8%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	509,802
244,000	Puerto Rico Sales Tax Financing Corp., PR, Rev 0.00%, 07/01/2029(4)	205,462
		715,264
	Rhode Island - 3.7%
400,000	Providence Public Building Auth, RI, Rev, (AGC) 5.00%, 09/15/2031	433,115
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2029	319,713
The accompanying notes are an integral part of these financial statements.

62

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Rhode Island - 3.7% - (continued)
$ 300,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	$324,206
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	359,210
		1,436,244
	South Carolina - 0.9%
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	65,595
235,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	263,927
		329,522
	South Dakota - 0.5%
	South Dakota Housing Dev Auth, SD, Rev,
90,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	89,810
80,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	84,558
		174,368
	Tennessee - 2.2%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	250,837
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	101,823
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	434,662
30,000	3.50%, 07/01/2045	29,872
40,000	3.50%, 01/01/2048	39,835
		857,029
	Texas - 12.2%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(4)	830,669
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	251,953
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	350,426
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,376
500,000	City of Houston, TX, GO 5.00%, 03/01/2027	517,717
95,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	93,725
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	160,567
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AGC) 5.00%, 08/15/2029	426,793
50,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)(6)	50,204
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	103,156
35,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 4.25%, 10/01/2030	34,596
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	515,416
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	287,764
730,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.50%, 07/01/2052	719,087
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	359,182
		4,731,631
	Utah - 0.3%
130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	131,491
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Virginia - 0.3%
$ 30,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027		$30,005
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		70,450
			100,455
	Washington - 1.3%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		519,355
	West Virginia - 1.2%
450,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)		449,885
	Wisconsin - 5.0%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		493,774
150,000	(AGM) 4.00%, 07/01/2025		149,916
225,000	(AGM) 4.00%, 07/01/2026		226,064
70,000	4.00%, 10/01/2027		69,611
235,000	5.00%, 11/15/2030		248,498
500,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(4)		381,976
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	3.80%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(2)		178,228
200,000	5.00%, 11/01/2025		200,193
			1,948,260
	Wyoming - 0.2%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		75,284
	Total Municipal Bonds (cost $35,361,931)		$34,899,223
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
700,638	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $700,723; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $714,705		$700,638
	Total Short-Term Investments (cost $700,638)		$700,638
	Total Investments (cost $36,062,569)	91.9%	$35,599,861
	Other Assets and Liabilities	8.1%	3,121,867
	Net Assets	100.0%	$38,721,728
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The accompanying notes are an integral part of these financial statements.

63

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$610,947, representing 1.6% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $50,000 at April 30, 2025.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$34,899,223	$—	$34,899,223	$—
Short-Term Investments	700,638	—	700,638	—
Total	$35,599,861	$—	$35,599,861	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
	Other Asset-Backed Securities - 0.8%
$ 486,000	Cedar Funding VI CLO Ltd. 5.58%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	$485,315
190,043	Dewolf Park CLO Ltd. 5.44%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	189,919
		675,234
	Whole Loan Collateral CMO - 0.1%
21,340	Towd Point Mortgage Trust 2.75%, 06/25/2057(1)(3)	20,771
	Total Asset & Commercial Mortgage-Backed Securities (cost $697,502)	$696,005
CORPORATE BONDS - 42.8%
	Agriculture - 0.1%
90,000	Altria Group, Inc. 5.63%, 02/06/2035	$91,056
	Auto Manufacturers - 3.3%
358,000	Ford Motor Credit Co. LLC 6.05%, 11/05/2031	347,063
	General Motors Financial Co., Inc.
361,000	1.50%, 06/10/2026	347,728
169,000	5.60%, 06/18/2031	169,425
102,000	5.63%, 04/04/2032	101,216
112,000	5.75%, 02/08/2031	113,062
159,000	5.95%, 04/04/2034	158,272
542,000	Hyundai Capital America 1.50%, 06/15/2026(1)	523,122
371,000	Mercedes-Benz Finance North America LLC 4.85%, 01/11/2029(1)	371,959
600,000	Stellantis Finance U.S., Inc. 6.45%, 03/18/2035(1)	589,202
		2,721,049
	Auto Parts & Equipment - 0.6%
	Magna International, Inc.
27,000	4.15%, 10/01/2025	26,916
460,000	5.98%, 03/21/2026	460,013
		486,929
	Beverages - 0.9%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	602,105
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	163,576
		765,681
	Commercial Banks - 14.2%
320,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	338,360
	Bank of America Corp.
424,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	375,016
367,000	3.25%, 10/21/2027	359,171
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	253,220
227,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	227,894
1,098,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(4)	1,076,955
	Barclays PLC
200,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(4)	202,671
302,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	308,801
822,000	Citibank NA 5.80%, 09/29/2028	860,681
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.8% - (continued)
	Commercial Banks - 14.2% - (continued)
	Citigroup, Inc.
$ 333,000	3.20%, 10/21/2026	$327,367
222,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(4)	211,896
191,000	5.83%, 02/13/2035, (5.83% fixed rate until 02/13/2034; 6 mo. USD SOFR + 2.06% thereafter)(4)	189,876
494,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(4)	495,360
228,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	235,172
314,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	348,088
	JP Morgan Chase & Co.
591,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(4)	612,427
343,000	5.77%, 04/22/2035, (5.77% fixed rate until 04/22/2034; 6 mo. USD SOFR + 1.49% thereafter)(4)	355,520
544,000	Lloyds Banking Group PLC 1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	527,178
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	374,347
	Morgan Stanley
206,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	209,263
151,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(4)	152,021
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	398,633
	NatWest Group PLC
301,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(4)	291,069
386,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	374,602
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	285,906
234,000	PNC Financial Services Group, Inc. 5.58%, 01/29/2036, (5.58% fixed rate until 01/29/2035; 6 mo. USD SOFR + 1.39% thereafter)(4)	236,853
352,000	Santander U.K. Group Holdings PLC 1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	339,735
886,000	Societe Generale SA 6.10%, 04/13/2033, (6.10% fixed rate until 04/13/2032; 1 yr. USD CMT + 1.60% thereafter)(1)(4)	909,921
	Wells Fargo & Co.
364,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	348,966
The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.8% - (continued)
	Commercial Banks - 14.2% - (continued)
$ 248,000	5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(4)	$244,784
141,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	145,063
		11,616,816
	Construction Materials - 0.7%
564,000	CRH America Finance, Inc. 5.50%, 01/09/2035	572,564
	Diversified Financial Services - 1.4%
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	162,614
	Avolon Holdings Funding Ltd.
498,000	5.38%, 05/30/2030(1)	496,439
401,000	5.75%, 11/15/2029(1)	405,960
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	102,709
		1,167,722
	Electric - 3.6%
603,000	Ameren Missouri Securitization Funding I LLC 4.85%, 10/01/2041	594,699
509,000	Duke Energy Corp. 2.45%, 06/01/2030	457,203
	Enel Finance International NV
506,000	2.13%, 07/12/2028(1)(5)	469,439
205,000	5.50%, 06/26/2034(1)	205,827
200,000	NYSEG Storm Funding LLC 5.16%, 05/01/2035	202,277
514,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	439,211
575,000	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	573,981
		2,942,637
	Entertainment - 0.7%
	Warnermedia Holdings, Inc.
224,000	4.05%, 03/15/2029	209,235
192,000	4.28%, 03/15/2032	164,406
260,000	5.05%, 03/15/2042	195,978
		569,619
	Food - 0.7%
605,000	Flowers Foods, Inc. 6.20%, 03/15/2055	602,206
	Hand/Machine Tools - 0.2%
146,000	Regal Rexnord Corp. 6.40%, 04/15/2033	148,775
	Healthcare - Products - 0.5%
	Stryker Corp.
188,000	4.25%, 09/11/2029	186,957
226,000	5.20%, 02/10/2035	227,765
		414,722
	Healthcare - Services - 0.9%
183,000	Adventist Health System 5.76%, 12/01/2034	182,191
434,000	Cigna Group 4.38%, 10/15/2028	433,257
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035	138,423
		753,871
	Insurance - 3.4%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,151
	Equitable Financial Life Global Funding
258,000	1.40%, 08/27/2027(1)	241,162
400,000	5.00%, 03/27/2030(1)	404,766
1,110,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,104,333
207,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	211,876
	Metropolitan Life Global Funding I
387,000	2.40%, 01/11/2032(1)	330,354
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.8% - (continued)
	Insurance - 3.4% - (continued)
$ 175,000	5.15%, 03/28/2033(1)	$176,567
340,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	346,549
		2,817,758
	Iron/Steel - 0.2%
143,000	Vale Overseas Ltd. 6.40%, 06/28/2054	138,115
	Machinery-Diversified - 0.1%
99,000	AGCO Corp. 5.80%, 03/21/2034	98,339
	Media - 0.6%
	Discovery Communications LLC
229,000	3.63%, 05/15/2030	203,083
330,000	3.95%, 03/20/2028	315,631
		518,714
	Oil & Gas - 2.0%
423,000	APA Corp. 6.10%, 02/15/2035(1)	395,734
469,000	Canadian Natural Resources Ltd. 5.85%, 02/01/2035	467,022
131,000	Devon Energy Corp. 5.20%, 09/15/2034	122,827
270,000	Expand Energy Corp. 5.70%, 01/15/2035	266,358
343,000	HF Sinclair Corp. 5.75%, 01/15/2031	340,397
		1,592,338
	Pharmaceuticals - 1.4%
286,000	Cencora, Inc. 5.15%, 02/15/2035	286,498
	CVS Health Corp.
124,000	4.30%, 03/25/2028	123,060
717,000	5.40%, 06/01/2029	735,532
		1,145,090
	Pipelines - 2.5%
	Columbia Pipelines Operating Co. LLC
803,000	5.44%, 02/15/2035(1)	792,322
67,000	5.93%, 08/15/2030(1)	70,068
260,000	Enbridge, Inc. 5.30%, 04/05/2029	266,233
	Energy Transfer LP
511,000	3.75%, 05/15/2030	482,829
442,000	5.60%, 09/01/2034	438,052
		2,049,504
	Real Estate Investment Trusts - 2.2%
400,000	Boston Properties LP 3.40%, 06/21/2029	374,944
55,000	Cousins Properties LP 5.38%, 02/15/2032	54,508
574,000	Crown Castle, Inc. 2.10%, 04/01/2031	487,834
415,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 09/15/2034	405,721
147,000	Highwoods Realty LP 7.65%, 02/01/2034	160,991
100,000	Kilroy Realty LP 6.25%, 01/15/2036	96,785
	Prologis Targeted U.S. Logistics Fund LP
72,000	5.25%, 04/01/2029(1)	73,983
169,000	5.50%, 04/01/2034(1)	170,561
		1,825,327
	Software - 0.3%
213,000	Paychex, Inc. 5.35%, 04/15/2032	216,361
	Telecommunications - 2.3%
824,000	AT&T, Inc. 1.65%, 02/01/2028	769,098
912,000	T-Mobile USA, Inc. 2.05%, 02/15/2028	857,598
241,000	Verizon Communications, Inc. 4.33%, 09/21/2028	241,804
		1,868,500
	Total Corporate Bonds (cost $34,871,369)	$35,123,693
The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Mexico - 0.6%
	Mexico Government International Bonds
$ 237,000	6.88%, 05/13/2037	$239,295
238,000	7.38%, 05/13/2055	235,591
	Total Foreign Government Obligations (cost $476,934)	$474,886
MUNICIPAL BONDS - 7.7%
	General - 0.3%
235,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2051	$242,247
	School District - 0.1%
90,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2055(6)	92,744
	Single Family Housing - 5.0%
100,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	105,982
	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA)
485,000	6.00%, 04/01/2054	502,885
1,075,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054,	1,138,034
	Indiana Housing & Community Dev Auth, IN, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.00%, 07/01/2054	103,153
100,000	6.00%, 07/01/2055	105,682
100,000	6.25%, 01/01/2054	106,172
120,000	6.25%, 07/01/2054	127,070
405,000	Iowa Finance Auth, IA, Rev, (FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054,	429,318
	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 09/01/2047	105,894
95,000	6.25%, 09/01/2049	98,594
	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA)
445,000	6.25%, 10/01/2054	468,510
100,000	6.25%, 10/01/2055	105,926
660,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054,	691,422
		4,088,642
	Student Loan - 0.3%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	162,478
105,000	5.34%, 11/01/2044	94,786
		257,264
	Tobacco - 1.3%
1,185,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,031,810
	Utilities - 0.7%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
239,204	5.10%, 04/01/2035	244,182
360,000	5.17%, 04/01/2041	363,270
		607,452
	Total Municipal Bonds (cost $6,242,239)	$6,320,159
U.S. GOVERNMENT AGENCIES - 22.4%
	Mortgage-Backed Agencies - 22.4%
	Federal Home Loan Mortgage Corp. - 10.3%
1,966,611	2.00%, 09/01/2050	$1,573,885
615,418	4.50%, 08/25/2033(3)	615,357
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 22.4% - (continued)
	Mortgage-Backed Agencies - 22.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.3% - (continued)
$ 659,647	4.50%, 09/01/2052	$632,007
864,841	4.50%, 10/01/2052	828,633
828,909	5.00%, 08/01/2052	812,989
821,925	5.00%, 11/01/2052	807,018
231,750	5.55%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	231,715
879,938	5.55%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	879,069
795,648	5.60%, 05/25/2055, 30 day USD SOFR Average + 1.25%(2)	793,410
442,863	6.00%, 01/01/2053	451,245
306,074	6.00%, 03/01/2053	310,812
517,376	6.50%, 02/01/2054	532,811
		8,468,951
	Federal National Mortgage Association - 7.8%
1,732,751	2.50%, 02/01/2052	1,445,471
561,545	3.00%, 08/01/2052	487,843
466,585	5.00%, 08/01/2052	458,483
416,240	5.00%, 10/01/2052	408,797
390,173	5.00%, 12/01/2054	382,072
850,442	5.45%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	847,279
226,458	5.50%, 01/01/2053	226,673
301,095	5.50%, 10/01/2054	300,566
494,806	5.55%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	494,961
421,150	6.00%, 01/01/2053	427,329
614,375	6.00%, 02/01/2053	624,938
274,519	6.00%, 09/01/2054	278,529
		6,382,941
	Government National Mortgage Association - 4.3%
581,475	5.45%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	581,186
450,566	5.50%, 12/20/2052	452,071
1,075,867	5.50%, 05/20/2053	1,079,908
811,041	5.50%, 01/20/2055	811,223
587,874	6.00%, 12/20/2052	595,100
		3,519,488
	Total U.S. Government Agencies (cost $18,303,177)	$18,371,380
U.S. GOVERNMENT SECURITIES - 23.7%
	U.S. Treasury Securities - 23.7%
	U.S. Treasury Bonds - 15.3%
548,000	1.38%, 11/15/2040	$351,983
281,400	3.00%, 08/15/2052	205,730
1,440,000	3.63%, 02/15/2053	1,191,825
2,529,000	3.88%, 02/15/2043	2,288,943
851,000	4.00%, 11/15/2052	754,830
360,500	4.13%, 08/15/2053	326,731
521,000	4.25%, 08/15/2054	482,983
1,417,100	4.38%, 08/15/2043	1,366,394
646,900	4.50%, 11/15/2054	626,179
162,000	4.63%, 05/15/2054	159,703
1,350,000	4.63%, 02/15/2055	1,335,867
2,015,000	4.75%, 11/15/2043	2,035,780
1,364,000	4.75%, 02/15/2045	1,373,377
66,000	4.75%, 11/15/2053	66,369
		12,566,694
	U.S. Treasury Notes - 8.4%
1,345,000	0.75%, 05/31/2026	1,300,762
13,000	3.88%, 03/15/2028	13,107
2,492,000	4.00%, 02/28/2030	2,524,318
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 23.7% - (continued)
	U.S. Treasury Securities - 23.7% - (continued)
	U.S. Treasury Notes - 8.4% - (continued)
$ 1,149,000	4.38%, 01/31/2032		$1,179,610
1,789,700	4.63%, 02/15/2035		1,856,814
			6,874,611
	Total U.S. Government Securities (cost $19,928,254)		$19,441,305
	Total Long-Term Investments (cost $80,519,475)		$80,427,428
	Total Investments (cost $80,519,475)	98.1%	$80,427,428
	Other Assets and Liabilities	1.9%	1,568,071
	Net Assets	100.0%	$81,995,499
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$10,607,422, representing 12.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $92,744 at April 30, 2025.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	13	06/30/2025	$2,705,930	$25,670
U.S. Treasury 5-Year Note Future	43	06/30/2025	4,695,398	87,565
U.S. Treasury 10-Year Note Future	82	06/18/2025	9,201,938	123,085
U.S. Treasury Ultra Bond Future	13	06/18/2025	1,573,406	(10,934)
Total				$225,386
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(25)	06/18/2025	$(2,868,359)	$(55,517)
Total futures contracts				$169,869
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$696,005	$—	$696,005	$—
Corporate Bonds	35,123,693	—	35,123,693	—
Foreign Government Obligations	474,886	—	474,886	—
Municipal Bonds	6,320,159	—	6,320,159	—
U.S. Government Agencies	18,371,380	—	18,371,380	—
U.S. Government Securities	19,441,305	—	19,441,305	—
Futures Contracts(2)	236,320	236,320	—	—
Total	$80,663,748	$236,320	$80,427,428	$—
Liabilities
Futures Contracts(2)	$(66,451)	$(66,451)	$—	$—
Total	$(66,451)	$(66,451)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4%
	Argentina - 0.2%
$ 51,000	YPF SA 8.25%, 01/17/2034(1)	$49,474
	Brazil - 8.8%
230,661	Acu Petroleo Luxembourg SARL 7.50%, 07/13/2035(2)	231,370
200,000	Aegea Finance SARL 9.00%, 01/20/2031(2)	208,626
200,000	Banco do Brasil SA 8.75%, 10/15/2025, (8.75% fixed rate until 10/15/2025; 10 yr. USD CMT + 4.40% thereafter)(1)(3)(4)	202,249
200,000	Braskem Netherlands Finance BV 8.00%, 10/15/2034(1)	178,450
200,000	Cosan Overseas Ltd. 8.25%, 08/05/2025(1)(4)	200,480
184,129	MC Brazil Downstream Trading SARL 7.25%, 06/30/2031(2)	142,332
143,944	Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031(2)	145,474
	Raizen Fuels Finance SA
200,000	6.45%, 03/05/2034(2)	198,756
200,000	6.95%, 03/05/2054(2)	189,089
220,185	Samarco Mineracao SA 9.50%, 06/30/2031(2)(5)	207,232
76,000	Vale Overseas Ltd. 6.40%, 06/28/2054	73,404
198,236	Yinson Boronia Production BV 8.95%, 07/31/2042(1)	203,192
		2,180,654
	Chile - 2.5%
200,000	Banco de Credito e Inversiones SA 7.50%, 12/12/2034, (7.50% fixed rate until 12/12/2034; 5 yr. USD CMT + 3.77% thereafter)(2)(3)(4)	194,582
200,000	Banco del Estado de Chile 7.95%, 05/02/2029, (7.95% fixed rate until 05/02/2029; 5 yr. USD CMT + 3.23% thereafter)(2)(3)(4)	206,823
200,000	Corp. Nacional del Cobre de Chile 6.33%, 01/13/2035(2)	207,020
		608,425
	China - 0.7%
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(2)	167,509
	Colombia - 0.5%
	Ecopetrol SA
79,000	7.38%, 09/18/2043	64,070
54,000	8.38%, 01/19/2036	50,549
		114,619
	Costa Rica - 0.9%
200,000	Liberty Costa Rica Senior Secured Finance 10.88%, 01/15/2031(2)	212,042
	Ghana - 0.8%
200,000	Kosmos Energy Ltd. 7.13%, 04/04/2026(1)	192,877
	Hong Kong - 0.8%
200,000	FWD Group Holdings Ltd. 8.05%, 06/15/2025, (8.05% fixed rate until 06/15/2025; 5 yr. USD CMT + 4.87% thereafter)(1)(3)(4)	195,704
	India - 0.8%
200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(1)	185,364
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Israel - 0.5%
$ 125,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(1)	$125,726
	Jamaica - 0.8%
200,000	Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(2)	197,700
	Kazakhstan - 0.7%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(2)	177,592
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(2)	207,480
	Macau - 0.8%
200,000	Sands China Ltd. 5.40%, 08/08/2028(6)	196,782
	Mexico - 7.4%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(2)(3)(4)	197,906
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(3)	207,679
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(2)	197,259
	Petroleos Mexicanos
133,000	6.63%, 06/15/2035	102,638
964,000	10.00%, 02/07/2033	965,520
200,000	Trust Fibra Uno 6.39%, 01/15/2050(2)	160,006
		1,831,008
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	179,366
	Peru - 0.6%
143,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(2)(3)	142,671
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(2)(7)(8)	—
	Saudi Arabia - 0.8%
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(2)	198,240
	South Africa - 0.8%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(2)	200,218
	South Korea - 2.5%
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(1)	205,723
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(2)	203,796
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(2)	208,386
		617,905
	Thailand - 0.8%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(2)(3)	184,226
The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Turkey - 2.4%
$ 200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(2)(3)(4)	$199,661
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(2)(3)	198,705
200,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	204,550
		602,916
	Zambia - 0.8%
200,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(2)	202,711
	Total Corporate Bonds (cost $9,179,243)	$8,971,209
FOREIGN GOVERNMENT OBLIGATIONS - 59.0%
	Argentina - 2.9%
1,085,386	Argentina Republic Government International Bonds 4.13%, 07/09/2035(6)	$723,826
	Brazil - 2.6%
	Brazil Notas do Tesouro Nacional
BRL 276,000	10.00%, 01/01/2027	46,011
2,535,000	10.00%, 01/01/2029	403,247
1,323,000	10.00%, 01/01/2031	199,460
		648,718
	Chile - 1.6%
	Chile Government International Bonds
$ 200,000	5.33%, 01/05/2054	185,826
200,000	5.65%, 01/13/2037	204,482
		390,308
	Colombia - 3.9%
	Colombia Government International Bonds
230,000	8.00%, 11/14/2035	225,529
200,000	8.38%, 11/07/2054	182,925
200,000	8.50%, 04/25/2035	203,144
	Colombia TES
COP 130,700,000	7.00%, 06/30/2032	24,014
441,100,000	7.25%, 10/18/2034	76,428
609,300,000	9.25%, 05/28/2042	109,804
459,000,000	11.50%, 07/25/2046	97,829
212,000,000	13.25%, 02/09/2033	53,522
		973,195
	Czech Republic - 1.0%
	Czech Republic Government Bonds
CZK 1,170,000	1.50%, 04/24/2040	36,459
2,650,000	4.20%, 12/04/2036(1)	120,351
2,060,000	4.50%, 11/11/2032	97,371
		254,181
	Ecuador - 1.9%
$ 772,508	Ecuador Government International Bonds 5.50%, 07/31/2035(1)(6)	463,283
	Egypt - 3.6%
	Egypt Government International Bonds
200,000	7.30%, 09/30/2033(2)	161,526
800,000	9.45%, 02/04/2033(2)	732,096
		893,622
	El Salvador - 0.3%
65,000	El Salvador Government International Bonds 8.25%, 04/10/2032(2)	64,071
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Hungary - 1.5%
	Hungary Government Bonds
HUF 12,490,000	3.00%, 10/27/2038	$23,054
31,370,000	4.75%, 11/24/2032	78,107
7,540,000	6.75%, 10/22/2028	21,406
11,680,000	7.00%, 10/24/2035	33,083
$ 200,000	Hungary Government International Bonds 6.25%, 09/22/2032(1)	206,114
		361,764
	India - 2.5%
	India Government Bonds
INR 8,310,000	6.45%, 10/07/2029	99,641
13,590,000	6.67%, 12/17/2050	159,090
7,930,000	7.18%, 08/14/2033	98,447
7,730,000	7.30%, 06/19/2053	97,282
5,350,000	7.37%, 01/23/2054	67,881
7,560,000	7.54%, 05/23/2036	96,762
		619,103
	Indonesia - 3.2%
	Indonesia Treasury Bonds
IDR 2,822,000,000	7.00%, 09/15/2030	172,336
807,000,000	7.50%, 08/15/2032	50,413
2,120,000,000	7.50%, 05/15/2038	131,961
1,615,000,000	7.50%, 04/15/2040	100,550
1,705,000,000	8.25%, 05/15/2036	112,303
1,502,000,000	8.75%, 05/15/2031	98,983
1,875,000,000	9.00%, 03/15/2029	122,082
		788,628
	Ivory Coast - 2.4%
$ 631,000	Ivory Coast Government International Bonds 8.08%, 04/01/2036(2)	583,262
	Jordan - 0.8%
200,000	Jordan Government International Bonds 7.50%, 01/13/2029(2)	199,243
	Kazakhstan - 0.8%
200,000	Development Bank of Kazakhstan JSC 5.63%, 04/07/2030(2)	198,037
	Lebanon - 0.1%
	Lebanon Government International Bonds
80,000	6.38%, 03/09/2020(1)(7)	13,600
72,000	8.25%, 04/12/2021(1)(7)	12,240
		25,840
	Malaysia - 1.5%
	Malaysia Government Bonds
MYR 697,000	4.07%, 06/15/2050	162,014
665,000	4.46%, 03/31/2053	164,003
192,000	4.70%, 10/15/2042	48,926
		374,943
	Mexico - 6.2%
	Mexico Bonos
MXN 2,300,000	7.50%, 05/26/2033	105,688
710,000	7.75%, 05/29/2031	34,181
4,720,000	7.75%, 11/23/2034	216,261
870,000	7.75%, 11/13/2042	36,232
880,000	8.00%, 11/07/2047	36,854
3,180,000	8.00%, 07/31/2053	131,395
1,780,000	8.50%, 03/01/2029	90,125
3,220,000	8.50%, 05/31/2029	163,035
3,090,000	8.50%, 11/18/2038	142,820
5,840,000	10.00%, 11/20/2036	310,302
The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Mexico - 6.2% - (continued)
	Mexico Government International Bonds
$ 200,000	6.40%, 05/07/2054	$176,893
90,000	6.75%, 09/27/2034	93,201
		1,536,987
	Nigeria - 2.0%
520,000	Nigeria Government International Bonds 10.38%, 12/09/2034(1)	491,026
	Oman - 0.8%
200,000	Oman Government International Bonds 6.50%, 03/08/2047(1)	198,431
	Panama - 0.4%
105,000	Panama Government International Bonds 6.70%, 01/26/2036	101,155
	Paraguay - 0.9%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(2)	187,750
PYG 347,000,000	7.90%, 02/09/2031(2)	42,398
		230,148
	Peru - 3.7%
	Peru Government Bonds
PEN 150,000	5.40%, 08/12/2034	37,685
1,346,000	6.90%, 08/12/2037	362,669
343,000	6.95%, 08/12/2031	101,603
68,000	7.30%, 08/12/2033(1)	19,841
420,000	7.60%, 08/12/2039(1)	119,022
	Peru Government International Bonds
$ 119,000	5.38%, 02/08/2035	117,163
43,000	5.88%, 08/08/2054	40,721
110,000	6.55%, 03/14/2037	116,463
		915,167
	Philippines - 0.8%
200,000	Philippines Government International Bonds 4.75%, 03/05/2035	194,688
	Poland - 3.1%
	Republic of Poland Government Bonds
PLN 461,000	2.75%, 10/25/2029	113,158
450,000	5.00%, 01/25/2030	120,818
666,000	5.00%, 10/25/2034	173,511
337,000	6.00%, 10/25/2033	94,442
	Republic of Poland Government International Bonds
$ 40,000	5.13%, 09/18/2034	39,897
130,000	5.38%, 02/12/2035	131,358
100,000	5.50%, 03/18/2054	92,947
		766,131
	Qatar - 0.8%
200,000	Qatar Government International Bonds 5.10%, 04/23/2048(1)	189,200
	Romania - 1.2%
	Romania Government Bonds
RON 335,000	6.70%, 02/25/2032	72,942
230,000	7.90%, 02/24/2038	54,699
175,000	8.25%, 09/29/2032	41,255
$ 140,000	Romania Government International Bonds 6.00%, 05/25/2034(2)	129,337
		298,233
	Saudi Arabia - 0.8%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(2)	189,026
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Senegal - 0.6%
$ 200,000	Senegal Government International Bonds 7.75%, 06/10/2031(1)		$156,747
	South Africa - 3.2%
	Republic of South Africa Government Bonds
ZAR 1,520,291	8.50%, 01/31/2037		67,735
2,300,400	8.88%, 02/28/2035		110,902
6,023,401	9.00%, 01/31/2040		265,171
	Republic of South Africa Government International Bonds
$ 260,000	5.88%, 04/20/2032		245,388
110,000	6.25%, 03/08/2041		91,311
			780,507
	Sri Lanka - 1.3%
	Sri Lanka Government International Bonds
82,872	3.10%, 01/15/2030(2)(6)		67,519
139,552	3.35%, 03/15/2033(2)(6)		96,640
76,176	3.60%, 05/15/2036(2)(6)		52,942
129,416	3.60%, 02/15/2038(2)(6)		90,591
			307,692
	Thailand - 1.5%
	Thailand Government Bonds
THB 4,700,000	2.70%, 06/17/2040		151,019
3,902,000	3.40%, 06/17/2036		132,498
2,686,000	3.45%, 06/17/2043		91,952
			375,469
	Turkey - 0.4%
TRY 3,760,000	Turkiye Government Bonds 31.08%, 11/08/2028		86,115
	United Arab Emirates - 0.7%
$ 200,000	UAE International Government Bonds 4.95%, 07/07/2052(1)		183,000
	Total Foreign Government Obligations (cost $14,659,505)		$14,561,746
	Total Long-Term Investments (cost $23,838,748)		$23,532,955
	Total Investments (cost $23,838,748)	95.4%	$23,532,955
	Other Assets and Liabilities	4.6%	1,137,246
	Net Assets	100.0%	$24,670,201
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $4,116,644, representing 16.7% of net assets.

The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$8,368,895, representing 33.9% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.

OTC Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Colombia Government International Bonds BB+	MSC	USD	115,443	1.00%	06/20/2030	Quarterly	$—	$(9,956)	$(8,339)	$1,617
Colombia Government International Bonds BB+	MSC	USD	230,887	1.00%	06/20/2030	Quarterly	—	(17,091)	(16,672)	419
Colombia Government International Bonds BB+	JPM	USD	183,670	1.00%	06/20/2030	Quarterly	—	(12,457)	(13,262)	(805)
Total OTC credit default swap contracts							$—	$(39,504)	$(38,273)	$1,231

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,180,000	BRL	196,287	USD	JPM	07/09/2025	$8,183
1,006,700,000	COP	242,228	USD	BOA	06/20/2025	(5,743)
11,280,000	CZK	483,392	USD	BOA	05/19/2025	28,917
4,500,000	CZK	198,029	USD	BOA	07/11/2025	6,635
980,000	CZK	43,434	USD	CBK	07/11/2025	1,137
460,000	EUR	509,208	USD	JPM	06/18/2025	13,518
220,000	EUR	244,277	USD	JPM	07/11/2025	6,093
27,190,000	HUF	73,478	USD	SSG	07/11/2025	2,397
17,160,000	INR	198,033	USD	JPM	07/16/2025	3,998
7,650,000	MXN	365,763	USD	BOA	05/05/2025	24,060
3,810,000	MXN	183,107	USD	UBS	05/06/2025	11,013
7,830,000	MXN	371,173	USD	CBK	06/05/2025	26,144
8,671,800	MXN	423,876	USD	JPM	06/20/2025	15,245
13,000,000	MXN	636,976	USD	BOA	06/30/2025	20,410
12,860,000	MXN	621,685	USD	BOA	07/09/2025	27,906
3,630,000	MYR	825,131	USD	MSC	06/11/2025	17,383
2,020,000	MYR	456,704	USD	MSC	07/15/2025	12,734
490,000	PLN	123,230	USD	BOA	05/19/2025	6,329
970,000	PLN	251,967	USD	JPM	05/19/2025	4,506
330,000	PLN	84,619	USD	JPM	07/11/2025	2,527
420,000	PLN	109,139	USD	BOA	07/11/2025	1,774
760,000	RON	168,180	USD	UBS	07/11/2025	4,164
31,770,000	THB	943,017	USD	CBK	06/11/2025	11,028
11,060,000	THB	329,559	USD	UBS	07/17/2025	3,487
3,570,000	ZAR	195,230	USD	MSC	05/21/2025	(3,632)
7,220,000	ZAR	371,828	USD	BOA	06/17/2025	14,830
197,291	USD	1,180,000	BRL	CBK	07/09/2025	(7,179)
240,136	USD	1,006,700,000	COP	CBK	06/20/2025	3,651
207,869	USD	4,800,000	CZK	BOA	05/19/2025	(10,135)
280,473	USD	6,480,000	CZK	JPM	05/19/2025	(13,832)
496,217	USD	460,000	EUR	CBK	06/18/2025	(26,508)
251,054	USD	220,000	EUR	SSG	07/11/2025	683
The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
364,556	USD	7,650,000	MXN	UBS	05/05/2025	$(25,268)
183,479	USD	3,810,000	MXN	BOA	05/06/2025	(10,641)
374,154	USD	7,830,000	MXN	UBS	06/05/2025	(23,162)
427,294	USD	8,671,800	MXN	JPM	06/20/2025	(11,828)
633,697	USD	13,000,000	MXN	UBS	06/30/2025	(23,688)
614,003	USD	12,860,000	MXN	BOA	07/09/2025	(35,588)
804,878	USD	3,630,000	MYR	MSC	06/11/2025	(37,637)
374,361	USD	1,460,000	PLN	JPM	05/19/2025	(11,670)
229,527	USD	7,820,000	THB	UBS	06/11/2025	(5,305)
699,495	USD	23,950,000	THB	JPM	06/11/2025	(19,718)
191,050	USD	3,570,000	ZAR	BOA	05/21/2025	(548)
380,508	USD	7,220,000	ZAR	JPM	06/17/2025	(6,151)
Total foreign currency contracts						$519
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$8,971,209	$—	$8,971,209	$—
Foreign Government Obligations	14,561,746	—	14,561,746	—
Foreign Currency Contracts(2)	278,752	—	278,752	—
Swaps - Credit Default(2)	2,036	—	2,036	—
Total	$23,813,743	$—	$23,813,743	$—
Liabilities
Foreign Currency Contracts(2)	$(278,233)	$—	$(278,233)	$—
Swaps - Credit Default(2)	(805)	—	(805)	—
Total	$(279,038)	$—	$(279,038)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0%
	Alabama - 2.0%
$ 5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(1)	$6,124,665
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	3,156,248
7,035,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.00%, 05/01/2055(1)	7,364,345
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,137,231
		21,782,489
	Arkansas - 1.0%
	Arkansas Dev Finance Auth, AR, Rev,
3,520,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,666,563
6,910,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	7,435,226
		11,101,789
	California - 2.5%
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(1)	1,430,408
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,042,957
8,695,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	7,570,963
5,265,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	5,137,743
3,810,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	3,644,769
430,000	Washington Township Health Care Dist, CA, GO, (AGM) 4.50%, 08/01/2053	422,667
		27,249,507
	Colorado - 1.5%
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,647,710
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	10,786,367
1,830,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,813,312
		16,247,389
	Connecticut - 0.4%
815,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	817,880
3,225,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	3,234,070
		4,051,950
	District of Columbia - 0.7%
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,046,853
	Florida - 3.0%
1,590,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	1,678,544
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	10,578,712
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	1,842,010
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,184,523
	Florida Housing Finance Corp., FL, Rev,
180,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	176,617
1,665,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,623,446
1,475,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,460,603
250,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	249,993
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Florida - 3.0% - (continued)
$ 5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	$5,295,783
7,695,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	7,881,137
		32,971,368
	Georgia - 3.8%
	Main Street Natural Gas, Inc., GA, Rev
1,520,000	4.00%, 05/01/2052(1)	1,513,565
11,385,000	5.00%, 12/01/2053(1)	11,938,152
6,650,000	5.00%, 05/01/2054(1)	6,992,925
14,280,000	5.00%, 05/01/2055(1)	14,820,158
3,280,000	5.00%, 06/01/2055(1)	3,462,420
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	2,452,441
		41,179,661
	Hawaii - 0.6%
5,995,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	6,213,367
	Idaho - 0.7%
8,925,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	8,093,619
	Illinois - 1.5%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,175,502
	Illinois Housing Dev Auth, IL, Rev,
2,845,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	2,767,367
1,815,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,764,480
3,755,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	3,743,346
510,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	514,133
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(2)	79,273
		16,044,101
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth, IN, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	855,547
285,000	(GNMA) 4.00%, 07/01/2048	285,046
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,310,464
		5,451,057
	Iowa - 2.1%
	Iowa Finance Auth, IA, Rev,
4,970,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	4,814,128
4,615,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	4,465,385
845,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	831,946
230,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	230,038
10,310,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	10,300,232
1,900,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,972,400
		22,614,129
	Kentucky - 2.6%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(1)	10,240,885
14,635,000	5.25%, 04/01/2054(1)	15,549,420
2,415,000	5.25%, 06/01/2055(1)	2,535,324
		28,325,629
	Louisiana - 1.7%
180,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	181,052
The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Louisiana - 1.7% - (continued)
$ 12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	$9,877,267
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,336,174
		18,394,493
	Maryland - 0.8%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,515,603
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,712,754
		9,228,357
	Massachusetts - 0.9%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	505,711
1,930,000	5.00%, 05/01/2053	1,989,226
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,344,837
		9,839,774
	Michigan - 2.6%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,306,115
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,023,298
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,349,804
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF) 5.00%, 05/01/2049	3,763,251
4,265,000	(Q-SBLF) 5.00%, 05/01/2052	4,338,366
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,133,877
10,085,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	10,584,915
		28,499,626
	Minnesota - 0.8%
2,055,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	1,889,290
6,495,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	6,353,753
		8,243,043
	Mississippi - 0.5%
	Mississippi Home Corp., MS, Rev,
815,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	803,435
4,500,000	(FNMA), (HUD) 4.55%, 04/01/2042	4,509,016
		5,312,451
	Missouri - 4.4%
39,925,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.25%, 04/01/2055	36,575,528
	Missouri Housing Dev Commission, MO, Rev,
2,275,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	2,222,062
1,225,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,204,819
730,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	722,624
775,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	778,151
665,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	672,300
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,877,337
4,395,000	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	4,384,210
		48,437,031
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Nebraska - 0.2%
	Nebraska Investment Finance Auth, NE, Rev,
$ 2,120,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	$2,071,106
375,000	4.00%, 09/01/2048	375,355
		2,446,461
	Nevada - 0.4%
	Nevada Housing Division, NV, Rev,
550,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	535,278
555,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	555,571
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,566,964
		4,657,813
	New Jersey - 0.4%
4,685,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	4,753,935
	New Mexico - 2.8%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,410,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,353,611
7,615,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	7,405,819
945,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	945,605
400,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	400,394
10,505,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	10,562,838
7,990,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,517,396
		30,185,663
	New York - 5.8%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,273,043
13,810,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 02/01/2051	12,468,731
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,041,476
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,163,419
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	8,071,480
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,406,529
7,180,000	5.25%, 05/15/2064	7,479,768
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,582,045
4,740,000	5.00%, 05/15/2051	4,847,141
		63,333,632
	North Carolina - 1.4%
11,285,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	10,298,917
	Raleigh Housing Auth, NC, Rev,
345,000	(FNMA) 4.40%, 12/01/2043	340,234
4,890,000	(FNMA) 4.50%, 02/01/2043	4,824,262
		15,463,413
	Ohio - 1.4%
2,395,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	2,390,755
	Ohio Housing Finance Agency, OH, Rev
2,570,000	3.00%, 03/01/2052	2,509,735
1,960,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	1,930,844
2,680,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,699,455
1,170,000	(FNMA), (HUD) 4.55%, 04/01/2041	1,187,463
2,465,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,535,387
1,395,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(2)	660,641
1,625,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,673,616
		15,587,896
The accompanying notes are an integral part of these financial statements.

76

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Oklahoma - 0.1%
$ 580,000	Oklahoma Housing Finance Agency, OK, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	$580,644
	Pennsylvania - 0.4%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	864,153
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AGM) 4.25%, 12/01/2047	3,844,568
		4,708,721
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	2,921,413
2,915,000	5.25%, 05/15/2054	2,945,024
		5,866,437
	South Carolina - 3.8%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	11,669,134
19,395,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(1)	20,290,145
8,000,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	8,378,074
1,310,000	South Carolina Public Service Auth, SC, Rev, (AGC) 5.00%, 12/01/2055	1,318,489
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	280,682
		41,936,524
	Tennessee - 3.1%
3,460,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	3,525,635
10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	10,658,284
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,641,399
1,195,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	1,188,004
5,655,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (FNMA) 4.60%, 12/01/2044	5,647,433
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	251,818
1,745,000	5.00%, 07/01/2052	1,772,370
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	7,893,466
550,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	554,039
		34,132,448
	Texas - 28.8%
11,935,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	10,677,573
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	3,410,869
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,251,222
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,538,767
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,368,300
3,770,000	(PSF-GTD) 5.00%, 08/15/2033	3,955,703
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,281,257
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,494,231
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,686,792
8,700,000	4.25%, 02/15/2053	8,044,662
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Texas - 28.8% - (continued)
$ 5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	$5,342,056
6,480,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	6,694,684
2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	2,736,997
2,130,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	2,117,332
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	549,750
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	3,130,590
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,648,167
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	3,985,187
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	7,241,659
	Community Independent School Dist, TX, GO,
2,085,000	(PSF-GTD) 5.00%, 02/15/2048	2,153,854
5,755,000	(PSF-GTD) 5.00%, 02/15/2053	5,904,953
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	285,775
16,965,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	15,820,639
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,508,739
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	12,203,611
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,129,212
6,715,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	5,974,551
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	2,273,151
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,566,279
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,462,285
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	986,763
7,925,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	7,032,690
6,575,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	5,970,826
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,394,933
3,445,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,536,770
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,332,369
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,122,180
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	6,388,062
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,765,444
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	12,215,391
9,515,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,498,697
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD) 4.00%, 02/15/2053	3,282,079
3,485,000	(PSF-GTD) 4.25%, 02/15/2052	3,294,529
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,996,663
690,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	614,301
The accompanying notes are an integral part of these financial statements.

77

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Texas - 28.8% - (continued)
$ 400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	$404,792
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,230,698
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	6,872,516
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,335,989
4,650,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,154,812
11,195,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	9,970,930
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	6,770,446
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,078,262
7,715,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	7,941,479
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	14,177,729
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	3,615,878
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,304,406
	Texas Department of Housing & Community Affairs, TX, Rev,
1,645,000	(GNMA) 3.00%, 01/01/2052	1,602,800
1,245,000	(GNMA) 3.50%, 03/01/2051	1,227,916
745,000	(GNMA) 4.00%, 03/01/2050	744,790
370,000	(GNMA) 4.75%, 03/01/2049	373,481
10,405,000	(GNMA) 5.75%, 01/01/2056	11,292,276
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,286,338
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	9,631,288
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,407,992
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,480,146
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	1,950,577
		314,726,085
	Virginia - 5.3%
	FHLMC Multifamily VRD Certificates, VA, Rev
23,890,966	4.10%, 11/25/2042(1)	23,435,183
30,954,887	(FHLMC) 4.76%, 08/25/2041	32,023,336
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,022,823
245,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	226,626
		57,707,968
	Washington - 0.4%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,479,847
	Washington State Housing Finance Commission, WA, Rev
935,000	4.00%, 12/01/2048	935,158
565,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	565,641
		3,980,646
	Wisconsin - 0.6%
7,389,393	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	6,978,345
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Wyoming - 0.0%
$ 400,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		$400,061
	Total Municipal Bonds (cost $1,020,084,582)		$983,774,375
U.S. GOVERNMENT AGENCIES - 5.4%
	Mortgage-Backed Agencies - 5.4%
	Federal Home Loan Mortgage Corp. - 5.4%
11,371,969	4.05%, 08/01/2040		$11,089,986
22,806,497	4.30%, 05/25/2041(1)		21,912,726
25,723,040	4.70%, 04/25/2042(1)(3)		25,776,274
	Total U.S. Government Agencies (cost $60,449,290)		$58,778,986
	Total Long-Term Investments (cost $1,080,533,872)		$1,042,553,361
SHORT-TERM INVESTMENTS - 3.4%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Bills - 3.4%
32,553,000	3.92%, 02/19/2026(4)		$31,549,418
6,487,800	3.94%, 01/22/2026(4)		6,304,709
	Total Short-Term Investments (cost $37,823,265)		$37,854,127
	Total Investments (cost $1,118,357,137)	98.8%	$1,080,407,488
	Other Assets and Liabilities	1.2%	12,578,995
	Net Assets	100.0%	$1,092,986,483
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$25,776,274, representing 2.4% of net assets.

(4)	The rate shown represents current yield to maturity.
The accompanying notes are an integral part of these financial statements.

78

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Long Bond Future	(176)	06/18/2025	$(20,526,000)	$(459,435)
Total futures contracts				$(459,435)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$983,774,375	$—	$983,774,375	$—
U.S. Government Agencies	58,778,986	—	58,778,986	—
Short-Term Investments	37,854,127	—	37,854,127	—
Total	$1,080,407,488	$—	$1,080,407,488	$—
Liabilities
Futures Contracts(2)	$(459,435)	$(459,435)	$—	$—
Total	$(459,435)	$(459,435)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

79

The Hartford Short Duration Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9%
	Asset-Backed - Automobile - 6.6%
	ARI Fleet Lease Trust
$ 1,815,000	5.39%, 04/15/2033(1)	$1,853,426
1,765,000	5.55%, 04/15/2033(1)	1,802,366
2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	2,817,660
	CarMax Auto Owner Trust
2,430,000	4.82%, 05/15/2030	2,452,783
2,180,000	4.97%, 06/17/2030	2,189,483
3,250,000	5.08%, 02/15/2030	3,308,354
2,500,000	5.28%, 03/15/2030	2,545,720
2,000,000	5.67%, 01/15/2031	2,035,686
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	4,049,100
4,330,000	5.28%, 01/25/2030(1)	4,420,750
1,545,000	5.41%, 02/28/2030(1)	1,578,362
3,760,000	5.87%, 09/25/2031(1)	3,833,945
584,864	FHF Trust 4.43%, 01/18/2028(1)	583,874
6,165,000	Ford Credit Auto Lease Trust 5.18%, 02/15/2028	6,223,891
	Ford Credit Auto Owner Trust
5,080,000	5.23%, 05/15/2030	5,179,261
1,830,000	6.46%, 05/15/2030	1,870,081
	GM Financial Consumer Automobile Receivables Trust
1,700,000	4.67%, 05/16/2030	1,708,855
2,935,000	5.39%, 01/16/2030	2,985,646
8,820,000	5.48%, 02/19/2030	8,963,557
900,000	6.41%, 05/16/2029	928,374
7,685,000	Hyundai Auto Lease Securitization Trust 4.97%, 02/15/2029(1)	7,751,412
	Hyundai Auto Receivables Trust
1,000,000	4.67%, 01/15/2031	1,006,900
1,345,000	4.86%, 02/17/2032	1,342,712
3,645,000	5.04%, 09/16/2030	3,709,160
2,532,087	Lendbuzz Securitization Trust 7.50%, 12/15/2028(1)	2,595,695
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,467,427
3,860,000	5.64%, 08/15/2030	3,933,368
4,380,000	5.97%, 10/15/2031	4,471,700
	SFS Auto Receivables Securitization Trust
1,885,000	5.11%, 02/20/2031(1)	1,905,969
4,355,000	5.20%, 10/20/2032(1)	4,363,102
615,000	5.38%, 01/21/2031(1)	628,347
306,331	U.S. Bank NA 6.79%, 08/25/2032(1)	310,322
	World Omni Auto Receivables Trust
4,400,000	1.29%, 12/15/2027	4,376,159
6,240,000	4.68%, 07/15/2030	6,297,364
9,000,000	4.83%, 05/15/2031	9,070,362
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	10,116,575
		127,677,748
	Commercial Mortgage-Backed Securities - 1.6%
1,263,470	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,198,694
2,206,058	BSPRT Issuer Ltd. 5.84%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	2,197,090
1,355,974	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,263,904
4,053,019	MF1 Ltd. 5.67%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	4,033,816
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,878,332
9,000,000	ROCK Trust 7.11%, 11/13/2041(1)	9,388,035
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,081,050
		32,040,921
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Other Asset-Backed Securities - 10.0%
$ 2,590,000	Affirm Asset Securitization Trust 5.61%, 02/15/2029(1)	$2,600,751
10,000,000	AMSR Trust 4.29%, 07/17/2041(1)(3)	9,401,891
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	715,966
2,750,000	Apidos CLO XXVIII 5.93%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,745,053
1,435,572	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,325,293
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,548,799
3,600,000	Bain Capital Credit CLO Ltd. 6.76%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(2)	3,604,716
1,000,000	Carlyle Global Market Strategies CLO Ltd. 5.94%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,003,462
	Castlelake Aircraft Structured Trust
7,390,867	5.78%, 02/15/2050(1)	7,415,117
2,057,404	6.50%, 02/15/2050(1)	2,063,506
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,126,381
4,500,000	CIFC Funding Ltd. 5.48%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	4,486,500
4,635,000	Cloud Capital Holdco LP 5.78%, 11/22/2049(1)	4,646,357
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	6,141,784
858,595	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	828,749
4,107,454	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,032,310
3,610,000	Gilead Aviation LLC 6.52%, 03/15/2050(1)	3,564,301
	GreenSky Home Improvement Issuer Trust
1,610,000	5.69%, 03/25/2060(1)	1,614,390
5,000,000	6.22%, 03/25/2060(1)	5,027,990
9,000,000	Madison Park Funding LIV Ltd. 6.27%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	8,937,036
4,050,000	Madison Park Funding XLII Ltd. 6.04%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,042,827
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	2,050,460
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. 6.22%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(2)	6,637,268
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.02%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	5,956,356
3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. 6.62%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,630,908
6,000,000	Octagon Investment Partners 42 Ltd. 6.36%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	5,988,762
815,000	OHA Credit Funding 6 Ltd. 6.12%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	806,808
7,750,000	OHA Credit Partners XV Ltd. 6.62%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	7,740,103
4,950,000	Palmer Square Loan Funding Ltd. 6.20%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	4,930,398
	Post Road Equipment Finance LLC
3,700,000	5.13%, 05/15/2031(1)	3,741,932
830,000	5.43%, 05/15/2031(1)	836,951
2,865,000	7.08%, 05/17/2032(1)	2,905,848
The accompanying notes are an integral part of these financial statements.

80

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Other Asset-Backed Securities - 10.0% - (continued)
	Progress Residential Trust
$ 2,820,000	3.33%, 07/17/2041(1)	$2,606,284
8,192,000	3.56%, 04/17/2042(1)	7,404,847
2,410,000	3.65%, 02/17/2042(1)(3)	2,202,071
4,400,000	3.75%, 02/17/2041(1)	4,090,591
1,060,929	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,006,831
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	906,685
3,285,000	1.89%, 08/25/2045(1)	3,247,500
725,000	Stream Innovations Issuer Trust 6.34%, 02/15/2045(1)	729,391
2,000,000	Symphony CLO XXII Ltd. 6.37%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,968,672
9,500,000	Texas Debt Capital CLO Ltd. 6.62%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	9,505,101
8,400,000	Tricon Residential Trust 5.00%, 12/17/2040(1)	8,307,102
4,300,000	Uniti Fiber ABS Issuer LLC 6.37%, 04/20/2055(1)	4,383,552
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,979,162
4,875,000	2.17%, 10/15/2046(1)	4,667,548
2,000,000	Wingstop Funding LLC 5.86%, 12/05/2054(1)	2,017,596
9,280,000	Zayo Issuer LLC 6.09%, 03/20/2055(1)	9,439,672
		194,561,578
	Whole Loan Collateral CMO - 5.7%
	Angel Oak Mortgage Trust
771,770	0.91%, 01/25/2066(1)(4)	660,989
3,228,293	0.95%, 07/25/2066(1)(4)	2,773,782
463,611	0.99%, 04/25/2053(1)(4)	440,509
1,297,018	1.04%, 01/20/2065(1)(4)	1,091,651
1,516,585	1.07%, 05/25/2066(1)(4)	1,309,081
2,952,082	1.46%, 09/25/2066(1)(4)	2,473,868
529,739	1.47%, 06/25/2065(1)(4)	502,832
1,004,387	1.69%, 04/25/2065(1)(4)	945,266
127,142	2.47%, 12/25/2059(1)(4)	123,013
	Arroyo Mortgage Trust
1,306,156	1.18%, 10/25/2048(1)(4)	1,175,251
767,831	2.96%, 10/25/2048(1)(4)	731,554
209,223	3.81%, 01/25/2049(1)(4)	204,058
	BRAVO Residential Funding Trust
415,595	0.94%, 02/25/2049(1)(4)	379,089
346,354	1.45%, 05/25/2060(1)(4)	337,222
	Bunker Hill Loan Depositary Trust
174,596	1.72%, 02/25/2055(1)(4)	171,666
221,868	2.72%, 11/25/2059(1)(3)	218,880
	Citigroup Mortgage Loan Trust, Inc.
312,354	3.16%, 02/25/2058(1)(4)	306,837
386,454	3.25%, 03/25/2061(1)(4)	377,109
	COLT Mortgage Loan Trust
365,093	0.80%, 07/27/2054(1)	333,161
1,702,420	0.91%, 06/25/2066(1)(4)	1,445,415
1,320,289	0.92%, 08/25/2066(1)(4)	1,105,988
3,376,142	0.96%, 09/27/2066(1)(4)	2,805,671
4,487,237	1.11%, 10/25/2066(1)(4)	3,832,546
645,061	1.33%, 10/26/2065(1)(4)	599,996
3,279,626	1.40%, 10/25/2066(1)(4)	2,758,047
1,444,213	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(4)	1,299,022
4,426,667	COLT Trust 1.39%, 01/25/2065(1)(4)	3,781,116
	CSMC Trust
1,474,668	0.81%, 05/25/2065(1)(4)	1,345,561
1,747,883	0.83%, 03/25/2056(1)(4)	1,448,207
2,646,019	1.02%, 04/25/2066(1)(4)	2,233,584
2,892,426	1.10%, 05/25/2066(1)(4)	2,448,385
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 2,487,193	1.17%, 07/25/2066(1)(4)	$2,066,115
3,200,795	2.00%, 01/25/2060(1)(4)	2,873,797
1,069,426	2.21%, 05/25/2065(1)(3)	1,014,122
444,413	3.24%, 02/25/2050(1)(4)	423,794
	Deephaven Residential Mortgage Trust
304,867	0.72%, 05/25/2065(1)(4)	289,399
695,537	0.90%, 04/25/2066(1)(4)	618,385
	Ellington Financial Mortgage Trust
305,949	0.80%, 02/25/2066(1)(4)	259,671
677,198	0.93%, 06/25/2066(1)(4)	560,054
380,869	1.18%, 10/25/2065(1)(4)	356,487
102,046	2.74%, 11/25/2059(1)(4)	96,672
	GCAT Trust
1,251,198	0.87%, 01/25/2066(1)(4)	1,060,004
1,508,106	1.04%, 05/25/2066(1)(4)	1,262,835
1,956,599	1.09%, 05/25/2066(1)(4)	1,687,527
2,990,980	1.09%, 08/25/2066(1)(4)	2,493,820
4,495,480	1.26%, 07/25/2066(1)(4)	3,716,480
1,148,959	2.47%, 04/25/2065(1)(4)	1,094,576
379,524	2.56%, 04/25/2065(1)(3)	362,930
540,241	2.65%, 10/25/2068(1)(4)	522,708
235,057	3.25%, 01/25/2060(1)(3)	230,649
6,527,017	HTAP Issuer Trust 6.50%, 11/25/2042(1)	6,427,788
	Imperial Fund Mortgage Trust
2,097,363	1.07%, 06/25/2056(1)(4)	1,821,815
1,687,716	1.07%, 09/25/2056(1)(4)	1,413,754
2,300,637	1.60%, 11/25/2056(1)(4)	1,984,562
1,581,737	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	1,544,418
244,008	MetLife Securitization Trust 3.00%, 04/25/2055(1)(4)	233,003
	MFA Trust
483,768	0.85%, 01/25/2056(1)(4)	464,566
386,675	1.01%, 01/26/2065(1)(4)	364,833
813,460	1.03%, 11/25/2064(1)(4)	710,031
536,486	1.15%, 04/25/2065(1)(4)	494,717
1,786,626	1.91%, 11/25/2056(1)(4)	1,586,424
288,742	2.48%, 03/25/2065(1)(4)	278,576
	Mill City Mortgage Loan Trust
2,057,008	1.13%, 11/25/2060(1)(4)	1,959,657
920,367	2.75%, 07/25/2059(1)(4)	895,281
25,895	2.75%, 01/25/2061(1)(4)	25,799
94,763	3.25%, 05/25/2062(1)(4)	93,566
12,367	3.50%, 05/25/2058(1)(4)	12,322
389,586	3.50%, 08/25/2058(1)(4)	382,912
	New Residential Mortgage Loan Trust
211,738	0.94%, 10/25/2058(1)(4)	207,326
261,540	1.65%, 05/24/2060(1)(4)	252,974
655,146	2.46%, 01/26/2060(1)(4)	617,712
178,418	3.25%, 09/25/2056(1)(4)	168,601
244,408	3.50%, 12/25/2057(1)(4)	236,910
162,068	3.75%, 11/26/2035(1)(4)	156,797
117,214	3.75%, 03/25/2056(1)(4)	113,048
194,167	3.75%, 11/25/2056(1)(4)	185,939
557,708	3.80%, 09/25/2057(1)(4)	529,067
343,622	4.00%, 02/25/2057(1)(4)	333,848
344,793	4.00%, 03/25/2057(1)(4)	335,943
240,041	4.00%, 04/25/2057(1)(4)	232,509
314,240	4.00%, 05/25/2057(1)(4)	302,794
290,054	4.00%, 12/25/2057(1)(4)	282,724
664,907	5.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	648,232
	OBX Trust
856,256	1.05%, 07/25/2061(1)(4)	694,081
2,913,016	1.10%, 05/25/2061(1)(4)	2,365,807
3,703,236	1.96%, 10/25/2061(1)(4)	3,119,935
581,464	3.50%, 12/25/2049(1)(4)	523,046
The accompanying notes are an integral part of these financial statements.

81

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 65,946	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(4)	$65,129
21,840	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(4)	21,508
4,333,966	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	3,623,113
924,517	STAR Trust 1.22%, 05/25/2065(1)(4)	863,283
	Starwood Mortgage Residential Trust
1,715,272	1.13%, 06/25/2056(1)(4)	1,448,334
185,628	1.49%, 04/25/2065(1)(4)	176,918
93,346	2.28%, 02/25/2050(1)(4)	89,059
	Towd Point Mortgage Trust
1,822,347	1.75%, 10/25/2060(1)	1,655,555
212,879	2.75%, 10/25/2057(1)(4)	208,310
2,934,501	2.90%, 10/25/2059(1)(4)	2,808,054
314,354	3.25%, 03/25/2058(1)(4)	309,674
1,123,735	TRK Trust 1.15%, 07/25/2056(1)(4)	996,283
	Verus Securitization Trust
795,397	0.82%, 01/25/2066(1)(4)	704,119
1,038,545	0.92%, 02/25/2064(1)(4)	960,045
2,647,635	1.01%, 09/25/2066(1)(4)	2,265,150
843,253	1.02%, 04/25/2064(1)(4)	774,709
610,305	1.03%, 02/25/2066(1)(4)	540,463
327,323	2.50%, 05/25/2065(1)(3)	319,755
117,242	3.42%, 01/25/2060(1)(3)	114,923
549,664	Visio Trust 1.28%, 05/25/2056(1)	508,343
		111,103,425
	Total Asset & Commercial Mortgage-Backed Securities (cost $481,201,629)	$465,383,672
CORPORATE BONDS - 43.3%
	Aerospace & Defense - 0.6%
1,215,000	Boeing Co. 6.26%, 05/01/2027	$1,251,571
790,000	HEICO Corp. 5.25%, 08/01/2028	806,869
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,333,285
4,950,000	TransDigm, Inc. 4.88%, 05/01/2029	4,776,817
		11,168,542
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,540,246
	Apparel - 0.6%
9,025,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	9,507,630
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,521,062
		12,028,692
	Auto Manufacturers - 2.4%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,108,478
4,250,000	3.38%, 11/13/2025	4,200,336
14,175,000	6.50%, 02/07/2035	13,718,873
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,852,941
2,000,000	5.00%, 04/09/2027	2,001,227
2,000,000	5.55%, 07/15/2029	2,014,510
13,500,000	5.90%, 01/07/2035	13,397,521
4,000,000	Hyundai Capital America 5.30%, 01/08/2029(1)	4,037,320
		47,331,206
	Auto Parts & Equipment - 0.1%
1,250,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	1,188,946
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Beverages - 0.8%
$ 2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	$2,861,333
1,335,000	Coca-Cola Consolidated, Inc. 5.25%, 06/01/2029	1,370,816
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	5,054,808
5,800,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030(5)	5,799,696
		15,086,653
	Biotechnology - 0.4%
	Illumina, Inc.
4,780,000	4.65%, 09/09/2026	4,780,544
2,750,000	5.80%, 12/12/2025	2,768,556
		7,549,100
	Chemicals - 0.5%
	Celanese U.S. Holdings LLC
3,181,000	6.42%, 07/15/2027(3)	3,206,858
3,515,000	6.60%, 11/15/2028(3)	3,553,466
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	796,420
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,764,739
		9,321,483
	Commercial Banks - 10.1%
	Bank of America Corp.
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	2,509,851
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	4,085,843
9,500,000	5.29%, 04/25/2034, (5.29% fixed rate until 04/25/2033; 6 mo. USD SOFR + 1.91% thereafter)(6)	9,525,816
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	5,416,254
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	3,717,095
2,500,000	Barclays PLC 6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(6)	2,631,786
3,500,000	BNP Paribas SA 5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(6)	3,567,130
	BPCE SA
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	4,126,260
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	3,295,614
4,130,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	4,258,870
3,325,000	Citibank NA 4.84%, 08/06/2029	3,388,036
	Citigroup, Inc.
5,425,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(6)	5,369,829
5,000,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	5,073,532
The accompanying notes are an integral part of these financial statements.

82

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Commercial Banks - 10.1% - (continued)
	Goldman Sachs Group, Inc.
$ 11,050,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.41% thereafter)(6)	$9,744,827
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	5,644,582
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	3,306,582
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(6)	5,304,513
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(6)	2,410,664
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	3,661,167
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(6)	2,981,030
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	5,084,769
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(6)	2,996,124
4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(6)	4,699,158
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(6)	4,524,228
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(6)	5,667,806
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	2,464,429
9,575,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	9,655,374
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	2,102,203
8,600,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	8,643,784
	Morgan Stanley
5,750,000	4.99%, 04/12/2029, (4.99% fixed rate until 04/12/2028; 6 mo. USD SOFR + 1.38% thereafter)(6)	5,828,436
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	2,025,973
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(6)	5,092,330
5,550,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	5,658,715
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Commercial Banks - 10.1% - (continued)
$ 3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	$3,646,001
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(6)	5,458,631
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(6)	2,604,528
4,755,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	5,093,128
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,032,165
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(6)	4,916,621
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	2,747,123
3,565,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(6)	3,620,298
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(6)	2,657,201
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(6)	5,110,929
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	2,253,140
		195,602,375
	Commercial Services - 0.6%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,882,499
3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	3,885,100
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,499,396
	Howard University
500,000	1.99%, 10/01/2025	491,977
655,000	2.52%, 10/01/2025	645,921
		11,404,893
	Construction Materials - 0.2%
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	3,078,866
	Distribution/Wholesale - 0.3%
4,650,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	4,894,334
	Diversified Financial Services - 3.0%
5,525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	5,545,988
2,750,000	Air Lease Corp. 5.10%, 03/01/2029	2,788,308
3,050,000	Aircastle Ltd. 5.25%, 08/11/2025(1)	3,045,185
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	4,136,661
3,000,000	Aviation Capital Group LLC 6.75%, 10/25/2028(1)	3,174,590
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	2,259,050
The accompanying notes are an integral part of these financial statements.

83

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Diversified Financial Services - 3.0% - (continued)
$ 3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	$3,251,052
4,155,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	4,360,785
9,050,000	goeasy Ltd. 6.88%, 05/15/2030(1)	8,826,344
5,000,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	5,131,870
5,175,000	Navient Corp. 5.50%, 03/15/2029	4,899,328
6,000,000	OneMain Finance Corp. 6.63%, 05/15/2029	6,017,490
6,070,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026(1)	5,858,059
		59,294,710
	Electric - 2.0%
4,900,000	AES Andes SA 6.30%, 03/15/2029(7)	4,977,792
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,139,816
3,575,000	5.95%, 03/30/2029(1)	3,727,594
475,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(3)	468,711
1,280,000	Duke Energy Carolinas LLC 4.85%, 03/15/2030	1,305,760
2,180,000	Edison International 5.25%, 11/15/2028	2,165,796
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,134,990
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	509,711
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,617,071
2,000,000	Pacific Gas & Electric Co. 4.95%, 06/08/2025	1,999,100
	Public Service Enterprise Group, Inc.
4,355,000	5.20%, 04/01/2029	4,463,137
10,350,000	5.88%, 10/15/2028	10,810,558
		39,320,036
	Electronics - 0.8%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,806,467
3,775,000	6.00%, 01/15/2028	3,859,963
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,886,066
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	3,970,897
		16,523,393
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,446,316
	Entertainment - 0.7%
5,300,000	Caesars Entertainment, Inc. 4.63%, 10/15/2029(1)	4,892,713
662,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	602,420
2,275,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	1,995,441
6,490,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	6,315,726
		13,806,300
	Food - 0.6%
4,775,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(7)	4,981,953
4,875,000	Post Holdings, Inc. 6.38%, 03/01/2033(1)	4,820,196
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	2,047,826
		11,849,975
	Forest Products & Paper - 0.3%
5,100,000	Suzano Austria GmbH 5.00%, 01/15/2030	4,979,634
	Gas - 0.3%
5,800,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	5,950,264
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
$ 2,375,000	6.05%, 02/15/2026	$2,388,642
7,030,000	6.05%, 04/15/2028	7,211,124
		9,599,766
	Healthcare - Products - 0.6%
5,775,000	Solventum Corp. 5.40%, 03/01/2029	5,889,877
5,575,000	Stryker Corp. 4.85%, 02/10/2030	5,652,267
		11,542,144
	Healthcare - Services - 1.1%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,988,844
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,869,563
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,052,680
8,740,000	6.25%, 02/01/2029	9,081,568
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,869,963
		21,862,618
	Insurance - 1.9%
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,883,084
7,215,000	5.58%, 01/09/2029(1)	7,383,632
3,020,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(1)	2,922,352
2,355,000	CNO Global Funding 1.75%, 10/07/2026(1)	2,265,783
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,754,455
1,870,000	5.90%, 09/19/2028(1)	1,951,214
	GA Global Funding Trust
3,675,000	5.40%, 01/13/2030(1)	3,761,187
5,740,000	5.50%, 01/08/2029(1)	5,884,606
	RGA Global Funding
2,575,000	5.45%, 05/24/2029(1)	2,654,710
3,675,000	6.00%, 11/21/2028(1)	3,860,932
		36,321,955
	Investment Company Security - 1.2%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,027,152
4,000,000	5.95%, 07/15/2029	4,049,139
5,560,000	7.00%, 01/15/2027	5,712,998
5,000,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	5,095,400
4,275,000	FS KKR Capital Corp. 3.25%, 07/15/2027	4,059,246
		22,943,935
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	4,054,663
	Leisure Time - 0.3%
6,700,000	Royal Caribbean Cruises Ltd. 5.38%, 07/15/2027(1)	6,692,180
	Lodging - 0.5%
375,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	379,174
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,582,925
6,600,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	6,093,318
		9,055,417
	Media - 0.8%
5,150,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	4,861,781
The accompanying notes are an integral part of these financial statements.

84

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Media - 0.8% - (continued)
$ 7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	$7,186,176
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,643,871
		14,691,828
	Mining - 0.6%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,968,118
7,100,000	Novelis Corp. 3.25%, 11/15/2026(1)	6,885,721
600,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(1)	622,500
		11,476,339
	Oil & Gas - 0.6%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,285,098
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,607,249
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,032,978
4,340,000	7.50%, 01/15/2028(1)	4,577,398
		12,502,723
	Oil & Gas Services - 0.1%
1,620,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	1,644,907
	Packaging & Containers - 0.4%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,897,565
2,140,000	5.50%, 04/15/2028	2,188,191
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,291,566
		8,377,322
	Pharmaceuticals - 0.4%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,465,813
1,610,000	6.25%, 01/21/2029(1)	1,678,286
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	4,905,117
		8,049,216
	Pipelines - 1.5%
4,250,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	4,330,062
	Columbia Pipelines Holding Co. LLC
1,270,000	5.10%, 10/01/2031(1)	1,253,531
3,680,000	6.04%, 08/15/2028(1)	3,794,548
755,000	6.06%, 08/15/2026(1)	765,639
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,074,602
905,000	6.10%, 12/01/2028	946,634
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	5,051,279
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,422,832
3,000,000	Targa Resources Corp. 6.15%, 03/01/2029	3,127,423
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,428,750
		29,195,300
	Real Estate - 0.7%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,156,149
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,437,250
		13,593,399
	Real Estate Investment Trusts - 3.5%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,600,102
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,445,539
3,800,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	3,985,193
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,580,602
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,785,945
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Real Estate Investment Trusts - 3.5% - (continued)
$ 4,875,000	4.80%, 09/01/2028	$4,889,738
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	2,991,934
5,391,000	HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 06/15/2026(1)	5,229,787
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,902,277
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,348,414
3,325,000	Piedmont Operating Partnership LP 9.25%, 07/20/2028	3,601,343
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	961,469
1,390,000	1.88%, 07/15/2050(1)	1,360,460
5,410,000	4.83%, 10/15/2029(1)	5,340,130
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,947,974
9,050,000	XHR LP 6.63%, 05/15/2030(1)	8,914,518
		67,885,425
	Retail - 0.7%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,430,205
5,800,000	Beacon Roofing Supply, Inc. 6.75%, 04/30/2032(1)	5,815,002
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,794,241
2,780,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	2,642,874
		12,682,322
	Semiconductors - 1.0%
	Broadcom, Inc.
2,750,000	5.05%, 04/15/2030	2,799,742
2,750,000	5.20%, 04/15/2032	2,794,170
3,520,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	3,654,137
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,860,247
815,000	5.75%, 02/15/2029	843,424
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	3,004,845
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,405,184
		20,361,749
	Software - 1.0%
4,680,000	Constellation Software, Inc. 5.16%, 02/16/2029(1)	4,762,456
5,350,000	Fiserv, Inc. 4.75%, 03/15/2030	5,345,787
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,877,537
5,575,000	Oracle Corp. 4.80%, 08/03/2028	5,647,517
		19,633,297
	Telecommunications - 0.5%
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,282,468
	Trucking & Leasing - 0.6%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,939,344
2,275,000	4.40%, 07/01/2027(1)	2,265,780
2,795,000	5.35%, 03/30/2029(1)	2,845,132
2,645,000	5.70%, 02/01/2028(1)	2,714,294
		10,764,550
	Total Corporate Bonds (cost $828,649,023)	$840,579,487
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AGM) 5.45%, 08/15/2028	$1,920,400
	Total Municipal Bonds (cost $1,858,545)	$1,920,400
The accompanying notes are an integral part of these financial statements.

85

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8)
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
$ 16,154	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(9)	$15,931
193,846	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	191,181
490,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	481,631
1,067,625	Spirit AeroSystems, Inc. 8.78%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,066,739
3,816,784	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,775,906
		5,531,388
	Airlines - 0.1%
247,500	Air Canada 6.32%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	243,909
763,750	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	746,566
611,925	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	550,732
366,417	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	369,088
760,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	755,881
		2,666,176
	Apparel - 0.2%
2,698,654	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,643,682
806,250	Crocs, Inc. 6.55%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	806,758
1,037,035	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,025,805
		4,476,245
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	5.15%, 07/16/2031, 1 mo. EURIBOR + 3.00%	1,404,916
$ 1,124,357	6.82%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,100,543
1,169,291	First Brands Group LLC 9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,082,470
		3,587,929
	Beverages - 0.0%
592,708	Pegasus Bidco BV 7.57%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	589,744
	Chemicals - 0.2%
1,124,819	Axalta Coating Systems U.S. Holdings, Inc. 6.05%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	1,123,177
1,091,637	Element Solutions, Inc. 6.07%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	1,088,003
247,650	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	245,688
	Tronox Finance LLC
991,627	6.55%, 04/04/2029, 3 mo. USD Term SOFR + 2.25%	929,957
840,967	6.81%, 09/30/2031, 3 mo. USD Term SOFR + 2.50%	788,642
		4,175,467
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
$ 14,117	3.50%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(9)	$14,123
190,406	7.74%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%	190,486
		204,609
	Commercial Services - 1.3%
1,852,794	AlixPartners LLP 6.94%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	1,850,219
902,403	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	901,031
893,580	APi Group DE, Inc. 6.07%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	891,472
1,039,775	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,035,585
EUR 1,443,965	Boels Topholding BV 5.10%, 05/23/2031, 1 mo. EURIBOR + 2.75%	1,621,860
$ 842,887	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	840,780
498,170	BrightView Landscapes LLC 6.28%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	488,206
1,143,479	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,103,457
1,245,843	Corp. Service Co. 6.32%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,232,350
1,003,354	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,001,788
1,226,925	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	1,216,570
880,048	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	877,848
540,919	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	537,988
2,450,356	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,434,100
2,175,519	United Rentals, Inc. 6.07%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	2,180,958
240,000	Valvoline, Inc. 6.29%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	238,901
EUR 2,380,000	Verisure Holding AB 5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,683,539
$ 552,781	Vestis Corp. 6.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	537,580
2,588,225	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,557,502
		24,231,734
	Construction Materials - 0.4%
971,513	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	958,281
	Emerald Borrower LP
378,100	6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	373,139
591,870	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	584,252
337,450	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	331,430
	Quikrete Holdings, Inc.
2,202,156	6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	2,157,299
510,000	6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	499,336
The accompanying notes are an integral part of these financial statements.

86

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Construction Materials - 0.4% - (continued)
$ 682,459	Standard Industries, Inc. 6.07%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	$682,350
1,550,301	Zurn Holdings, Inc. 6.44%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,556,115
		7,142,202
	Distribution/Wholesale - 0.4%
4,148,493	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,141,316
1,817,210	Core & Main LP 6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	1,812,667
999,857	Windsor Holdings III LLC 7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	984,610
		6,938,593
	Diversified Financial Services - 0.4%
1,915,275	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,911,386
2,443,679	Corpay Technologies Operating Co. LLC 6.07%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,433,196
474,000	Delos Aircraft DAC 6.05%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	473,829
1,045,222	Russell Investments U.S. Institutional Holdco, Inc. 9.28%, 05/30/2027, 3 mo. USD Term SOFR + 5.00%	969,318
2,320,525	Setanta Aircraft Leasing DAC 6.05%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	2,320,943
		8,108,672
	Electric - 0.1%
1,046,659	Constellation Renewables LLC 6.56%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,044,701
	Electronics - 0.2%
1,452,841	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	1,434,681
439,944	Ingram Micro, Inc. 7.05%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	439,394
750,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	718,747
280,000	Minimax Viking GmbH 6.57%, 03/17/2032, 1 mo. USD Term SOFR + 2.25%	278,600
		2,871,422
	Engineering & Construction - 0.3%
2,073,399	Brown Group Holding LLC 6.82%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,050,342
289,275	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	286,866
338,625	Fluidra SA 6.35%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	334,392
1,045,679	KKR Apple Bidco LLC 6.82%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	1,031,678
1,175,000	Newly Weds Foods, Inc. 6.58%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	1,167,656
		4,870,934
	Entertainment - 0.5%
844,600	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	831,509
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Entertainment - 0.5% - (continued)
$ 1,960,249	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	$1,953,722
	Delta 2 Lux SARL
303,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	301,629
151,667	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	150,814
235,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	232,699
935,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	921,751
383,976	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	369,193
656,688	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	634,032
709,925	Penn Entertainment, Inc. 6.82%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	706,375
1,786,500	Six Flags Entertainment Corp. 6.32%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	1,769,528
1,221,937	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,220,153
		9,091,405
	Environmental Control - 0.3%
2,463,176	Clean Harbors, Inc. 6.07%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	2,474,457
1,222,473	Filtration Group Corp. 7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,220,078
580,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	571,300
1,032,943	Reworld Holding Corp. 6.58%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	1,027,778
		5,293,613
	Food - 0.2%
288,543	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	287,821
1,537,036	CHG PPC Parent LLC 7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,533,193
914,412	Froneri Lux Finco SARL 6.24%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	906,869
930,687	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	933,480
753,351	UTZ Quality Foods LLC 6.82%, 01/29/2032, 1 mo. USD Term SOFR + 2.50%	748,077
		4,409,440
	Food Service - 0.1%
	Aramark Services, Inc.
1,001,985	6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	1,002,736
1,438,064	6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,435,662
		2,438,398
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 91,369	4.65%, 06/12/2028, 1 mo. EURIBOR + 2.50%	103,444
$ 150,443	6.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	150,489
1,783,084	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,769,889
		2,023,822
The accompanying notes are an integral part of these financial statements.

87

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Healthcare - Services - 0.2%
$ 1,292,569	AHP Health Partners, Inc. 7.07%, 08/24/2028, 1 mo. USD Term SOFR + 2.75%	$1,289,738
119,948	ICON Luxembourg SARL 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	119,998
1,214,656	IQVIA, Inc. 6.05%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	1,212,834
490,283	Medical Solutions Holdings, Inc. 7.88%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	292,944
1,595,146	Surgery Center Holdings, Inc. 7.07%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,588,670
		4,504,184
	Home Builders - 0.1%
1,237,100	Installed Building Products, Inc. 6.07%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,236,840
	Home Furnishings - 0.1%
1,745,625	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	1,740,388
	Household Products/Wares - 0.1%
1,255,000	Reynolds Consumer Products LLC 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,257,610
	Insurance - 0.9%
2,412,133	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,380,486
731,422	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	725,783
438,900	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	436,363
	Asurion LLC
2,062,565	7.69%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	2,044,187
840,000	7.69%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	820,403
688,033	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	663,202
550,175	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	532,306
1,055,000	9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	982,659
2,466,845	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	2,449,331
1,168,132	Ryan Specialty Group LLC 6.57%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	1,162,291
3,439,720	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	3,420,388
638,952	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	631,233
1,967,760	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,954,064
		18,202,696
	Internet - 0.3%
971,210	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	534,165
1,724,269	Gen Digital, Inc. 6.07%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,707,268
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Internet - 0.3% - (continued)
	Go Daddy Operating Co. LLC
$ 894,092	6.07%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	$889,881
931,399	6.07%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	926,062
	MH Sub I LLC
835,972	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	789,994
565,779	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	494,553
129,673	Proofpoint, Inc. 7.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	128,830
		5,470,753
	IT Services - 0.5%
867,825	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	855,623
1,047,375	CACI International, Inc. 6.07%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,039,520
1,019,875	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	996,928
910,000	Kaseya, Inc. 7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	902,848
2,170,258	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	2,031,904
1,831,982	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,649,113
1,642,413	Science Applications International Corp. 6.07%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	1,647,209
836,942	Tempo Acquisition LLC 6.07%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	829,360
		9,952,505
	Leisure Time - 0.2%
	Carnival Corp.
205,721	6.33%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	205,336
1,276,983	6.33%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	1,271,402
2,156,000	Hayward Industries, Inc. 6.94%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,146,126
952,875	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	882,153
		4,505,017
	Lodging - 0.2%
2,222,851	Four Seasons Hotels Ltd. 6.07%, 11/30/2029, 1 mo. USD Term SOFR + 1.75%	2,223,140
974,847	Hilton Domestic Operating Co., Inc. 6.08%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	970,860
1,247,400	Station Casinos LLC 6.32%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,236,622
		4,430,622
	Machinery - Construction & Mining - 0.1%
1,806,362	WEC U.S. Holdings Ltd. 6.57%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,787,847
	Machinery-Diversified - 0.1%
1,801,137	TK Elevator Midco GmbH 7.24%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	1,792,131
The accompanying notes are an integral part of these financial statements.

88

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Media - 0.2%
$ 808,898	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	$804,352
1,546,038	Charter Communications Operating LLC 6.55%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	1,539,854
62,506	Directv Financing LLC 9.54%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	62,423
681,220	EW Scripps Co. 10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	617,144
547,007	Nexstar Broadcasting, Inc. 6.94%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	546,750
1,000,000	Ziggo Financing Partnership 6.94%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	982,500
		4,553,023
	Mining - 0.1%
721,875	American Rock Salt Co. LLC 8.44%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	587,606
620,601	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	610,827
955,000	Novelis Corp. 6.29%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	952,020
		2,150,453
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 6.00%, 03/16/2029, 3 mo. EURIBOR + 3.50%	1,656,683
$ 340,000	John Bean Technologies Corp. 6.67%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	338,725
		1,995,408
	Oil & Gas - 0.0%
280,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	275,100
	Packaging & Containers - 0.3%
2,049,596	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	2,033,650
	Clydesdale Acquisition Holdings, Inc.
13,058	7.48%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	12,943
746,942	7.49%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	740,316
967,867	7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	960,492
1,887,084	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,858,419
		5,605,820
	Pharmaceuticals - 0.2%
2,045,037	Elanco Animal Health, Inc. 6.17%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	2,031,581
726,350	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	702,591
1,417,734	Jazz Financing Lux SARL 6.57%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,411,907
554,271	Option Care Health, Inc. 6.57%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	553,578
29,885	PRA Health Sciences, Inc. 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	29,898
		4,729,555
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Pipelines - 0.3%
$ 234,981	Buckeye Partners LP 6.07%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	$234,864
284,287	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	283,730
725,746	GIP Pilot Acquisition Partners LP 6.28%, 10/04/2030, 3 mo. USD Term SOFR + 2.00%	719,395
734,492	Northriver Midstream Finance LP 6.55%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	731,473
1,013,612	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	1,002,371
2,155,412	UGI Energy Services LLC 6.82%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,149,485
269,942	Whitewater Whistler Holdings LLC 6.05%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	268,322
		5,389,640
	REITS - 0.0%
706,063	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	700,591
	Retail - 0.9%
2,637,841	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,608,165
447,140	EG Group Ltd. 8.56%, 02/07/2028, 3 mo. USD Term SOFR + 4.25%	446,420
865,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	843,375
919,187	Foundation Building Materials Holding Co. LLC 7.79%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	880,425
1,986,521	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,938,348
962,725	Harbor Freight Tools USA, Inc. 6.82%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	893,361
1,654,464	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	1,640,632
1,672,077	KFC Holding Co. 6.18%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,672,596
1,946,603	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,838,333
1,665,406	Les Schwab Tire Centers 6.81%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	1,651,883
1,039,451	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	567,280
978,475	Petco Health & Wellness Co., Inc. 7.81%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	851,087
1,109,750	PetSmart, Inc. 8.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,091,717
980,355	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	953,837
		17,877,459
	Semiconductors - 0.0%
694,017	MKS Instruments, Inc. 6.32%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	687,423
The accompanying notes are an integral part of these financial statements.

89

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Software - 1.1%
$ 630,169	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	$623,969
1,183,434	CCC Intelligent Solutions, Inc. 6.32%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,180,475
2,000,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,952,500
3,395,694	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	3,381,364
1,859,385	E2open LLC 7.94%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,847,763
518,950	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	515,058
927,227	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	921,961
675,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	671,625
1,260,903	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,255,544
984,810	Playtika Holding Corp. 7.19%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	960,288
1,058,935	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	1,019,553
1,280,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	1,278,400
1,666,328	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,663,378
543,610	Surf Holdings LLC 7.93%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	542,762
1,629,606	UKG, Inc. 7.32%, 02/10/2031, 1 mo. USD Term SOFR + 3.00%	1,623,170
2,911,626	Zelis Payments Buyer, Inc. 7.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,838,835
		22,276,645
	Telecommunications - 0.3%
2,347,661	Ciena Corp. 6.07%, 10/24/2030, U.S. (Fed) Prime Rate + 0.75%	2,332,988
EUR 2,392,234	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	2,677,306
$ 563,785	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	560,436
		5,570,730
	Transportation - 0.2%
1,639,803	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	1,630,833
999,027	Savage Enterprises LLC 7.07%, 09/15/2028, 1 mo. USD Term SOFR + 2.75%	997,069
680,000	Stonepeak Nile Parent LLC 9.25%, 04/09/2032, 1 mo. USD Term SOFR + 1.75%	667,393
		3,295,295
	Total Senior Floating Rate Interests (cost $233,360,342)	$229,684,229
U.S. GOVERNMENT AGENCIES - 6.6%
	Mortgage-Backed Agencies - 6.6%
	Federal Home Loan Mortgage Corp. - 3.8%
592,718	1.00%, 05/25/2033	$549,859
577,283	1.00%, 06/15/2044	536,797
1,703,155	2.50%, 12/15/2042	1,566,669
27,816	3.50%, 09/15/2043	27,657
597,860	4.50%, 07/15/2040	600,720
23,310,893	5.50%, 12/01/2054	23,421,167
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 6.6% - (continued)
	Mortgage-Backed Agencies - 6.6% - (continued)
	Federal Home Loan Mortgage Corp. - 3.8% - (continued)
$ 20,299,852	6.00%, 02/01/2054		$20,770,147
25,684,280	6.00%, 07/01/2054		26,095,299
			73,568,315
	Federal National Mortgage Association - 2.7%
580,770	1.50%, 11/25/2042		547,491
547,074	2.00%, 04/25/2034		536,510
1,901,536	2.00%, 12/25/2042		1,629,014
1,751,123	2.50%, 03/25/2035		1,697,620
2,630,072	3.00%, 02/25/2043		2,436,286
3,932	3.00%, 04/25/2043		3,916
388,650	3.00%, 05/25/2047		380,216
1,193,383	3.25%, 11/25/2043		1,166,329
7,986,135	3.38%, 08/25/2048		7,595,157
1,692,073	3.50%, 10/25/2035		1,650,120
1,751,012	4.00%, 11/25/2041		1,686,703
3,961,290	4.50%, 05/25/2040		3,974,962
23,255,061	5.50%, 07/01/2054		23,265,851
6,223,297	5.80%, 06/25/2041		6,503,281
			53,073,456
	Government National Mortgage Association - 0.1%
1,091,057	2.00%, 05/20/2046		962,728
409,809	3.00%, 08/20/2045		391,997
553,067	3.50%, 05/20/2048		528,100
47,354	5.00%, 08/20/2039		47,719
			1,930,544
	Total U.S. Government Agencies (cost $128,537,416)		$128,572,315
U.S. GOVERNMENT SECURITIES - 13.1%
	U.S. Treasury Securities - 13.1%
	U.S. Treasury Notes - 13.1%
101,175,000	0.50%, 04/30/2027		$95,167,734
15,000,000	2.63%, 05/31/2027		14,705,859
44,650,000	2.75%, 07/31/2027		43,830,254
10,950,000	3.25%, 06/30/2027		10,873,008
33,475,000	4.00%, 12/15/2027		33,831,980
48,085,000	4.13%, 02/28/2027		48,490,717
6,755,000	4.25%, 12/31/2026		6,816,217
	Total U.S. Government Securities (cost $251,479,268)		$253,715,769
	Total Long-Term Investments (cost $1,925,086,223)		$1,919,855,872
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
1,994,952	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,995,194; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,034,957		$1,994,952
	Total Short-Term Investments (cost $1,994,952)		$1,994,952
	Total Investments (cost $1,927,081,175)	98.9%	$1,921,850,824
	Other Assets and Liabilities	1.1%	21,386,918
	Net Assets	100.0%	$1,943,237,742
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

90

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$662,401,790, representing 34.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $5,785,268 at April 30, 2025.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $9,959,745, representing 0.5% of net assets.

(8)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(9)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $30,054, which represents to 0.0% of total net assets.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	810	06/30/2025	$168,600,235	$381,229
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,249)	06/30/2025	$(136,384,946)	$(2,490,670)
U.S. Treasury 10-Year Ultra Future	(800)	06/18/2025	(91,787,500)	(647,636)
Total				$(3,138,306)
Total futures contracts				$(2,757,077)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,981,905	USD	DEUT	05/07/2025	$(19,379)
2,820,656	USD	2,614,000	EUR	DEUT	05/07/2025	(141,869)
11,780,197	USD	10,323,934	EUR	DEUT	05/30/2025	62,826
2,986,753	USD	2,614,000	EUR	DEUT	06/03/2025	19,333
Total foreign currency contracts						$(79,089)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

91

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$465,383,672	$—	$465,383,672	$—
Corporate Bonds	840,579,487	—	840,579,487	—
Municipal Bonds	1,920,400	—	1,920,400	—
Senior Floating Rate Interests	229,684,229	—	229,684,229	—
U.S. Government Agencies	128,572,315	—	128,572,315	—
U.S. Government Securities	253,715,769	—	253,715,769	—
Short-Term Investments	1,994,952	—	1,994,952	—
Foreign Currency Contracts(2)	82,159	—	82,159	—
Futures Contracts(2)	381,229	381,229	—	—
Total	$1,922,314,212	$381,229	$1,921,932,983	$—
Liabilities
Foreign Currency Contracts(2)	$(161,248)	$—	$(161,248)	$—
Futures Contracts(2)	(3,138,306)	(3,138,306)	—	—
Total	$(3,299,554)	$(3,138,306)	$(161,248)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

92

The Hartford Strategic Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9%
	Asset-Backed - Automobile - 5.8%
$ 910,000	Ally Auto Receivables Trust 3.45%, 06/15/2027	$903,518
	Ally Bank Auto Credit-Linked Notes
1,590,738	6.68%, 09/15/2032(1)	1,591,316
2,175,499	7.92%, 05/17/2032(1)	2,201,258
966,524	8.04%, 09/15/2032(1)	968,138
669,384	9.89%, 05/17/2032(1)	684,570
2,425,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	2,454,660
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,120,338
	Avis Budget Rental Car Funding AESOP LLC
2,155,000	7.32%, 02/20/2028(1)	2,154,056
1,800,000	7.35%, 04/20/2028(1)	1,786,815
	Bridgecrest Lending Auto Securitization Trust
2,115,000	4.72%, 09/15/2028	2,118,725
5,082,705	5.53%, 01/18/2028	5,091,376
	Credit Acceptance Auto Loan Trust
7,500,000	6.13%, 12/15/2033(1)	7,618,258
752,318	6.57%, 10/15/2032(1)	753,040
4,099,093	Drive Auto Receivables Trust 5.35%, 02/15/2028	4,104,002
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,732,101
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,254,469
	Exeter Automobile Receivables Trust
14,910,000	4.67%, 08/15/2028	14,934,212
4,480,000	7.48%, 09/15/2032(1)	4,493,698
9,200,000	7.81%, 10/15/2032(1)	9,334,884
68,300	Flagship Credit Auto Trust 1.49%, 02/15/2027(1)	68,213
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,709,756
10,000,000	5.28%, 02/15/2036(1)	10,289,015
1,317,000	GLS Auto Receivables Issuer Trust 7.19%, 03/15/2032(1)	1,290,745
9,795,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	9,946,946
	Hertz Vehicle Financing III LLC
5,720,000	7.98%, 09/25/2029(1)	5,599,456
3,460,000	9.13%, 06/25/2027(1)	3,476,070
4,770,000	9.40%, 09/25/2029(1)	4,857,632
10,405,000	9.43%, 02/25/2028(1)	10,535,974
5,000,000	Hertz Vehicle Financing III LP 4.34%, 12/27/2027(1)	4,751,003
5,010,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	4,718,808
	Huntington Bank Auto Credit-Linked Notes
736,304	7.85%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	731,910
984,030	8.35%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(2)	981,868
1,390,796	11.50%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(2)	1,370,819
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,683,706
	Santander Bank Auto Credit-Linked Notes
6,484	5.00%, 12/15/2031(1)	6,483
1,200,000	6.17%, 12/15/2031(1)	1,194,239
3,125,000	6.80%, 01/18/2033(1)	3,088,438
958,589	8.41%, 12/15/2033(1)	965,138
6,100,000	8.88%, 01/18/2033(1)	6,132,822
542,597	12.24%, 12/15/2033(1)	563,881
715,000	13.75%, 06/15/2033(1)	755,226
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Asset-Backed - Automobile - 5.8% - (continued)
	Santander Drive Auto Receivables Trust
$ 1,209,261	1.35%, 07/15/2027	$1,203,156
10,590,372	1.67%, 10/15/2027	10,463,682
2,335,000	5.25%, 04/17/2028	2,338,693
6,046,514	5.73%, 04/17/2028	6,067,714
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,748,391
3,234,073	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	3,269,788
	Tricolor Auto Securitization Trust
1,000,000	8.64%, 07/15/2030(1)	1,019,152
7,075,000	13.45%, 06/15/2028(1)	7,466,697
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,774,140
3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	3,119,196
12,550,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	12,623,002
		211,111,193
	Asset-Backed - Credit Card - 0.4%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	14,545,540
	Commercial Mortgage-Backed Securities - 5.0%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	1,369,411
	BBCMS Mortgage Trust
2,490,000	1.09%, 04/15/2053(3)(4)	110,214
4,167,920	1.71%, 04/15/2053(3)(4)	209,803
	Benchmark Mortgage Trust
12,591,312	1.38%, 03/15/2062(3)(4)	504,897
8,591,305	1.62%, 01/15/2054(3)(4)	583,498
541,000	4.97%, 03/15/2052(3)	472,185
3,765,000	BOCA Commercial Mortgage Trust 8.76%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	3,681,113
	BPR Trust
1,580,000	5.85%, 11/05/2041(1)(3)	1,434,174
8,245,000	8.50%, 08/15/2039, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,234,165
3,470,000	8.63%, 10/05/2038(1)(3)	3,611,248
5,675,000	11.95%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,589,838
1,742,000	BX Commercial Mortgage Trust 7.29%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,701,073
1,120,000	BX Trust 9.37%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	1,086,847
10,165,000	BXSC Commercial Mortgage Trust 8.46%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	10,114,175
2,260,000	CAMB Commercial Mortgage Trust 7.87%, 12/15/2037, 1 mo. USD Term SOFR + 3.55%(1)(2)	2,234,449
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,324,291
	Commercial Mortgage Trust
1,350,000	4.80%, 08/10/2047(3)	1,003,185
5,319,000	8.19%, 12/10/2041(1)(3)	5,002,016
2,414,000	CSAIL Commercial Mortgage Trust 4.49%, 08/15/2048(3)	2,091,520
	DBJPM Mortgage Trust
16,957,250	1.54%, 08/10/2049(3)(4)	180,164
3,788,499	1.82%, 09/15/2053(3)(4)	168,931
	DC Trust
3,475,000	8.78%, 04/13/2040(1)(3)	3,499,295
The accompanying notes are an integral part of these financial statements.

93

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
$ 3,460,000	10.66%, 04/13/2040(1)(3)	$3,491,484
7,960,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(3)	7,949,946
	GS Mortgage Securities Corp. Trust
6,685,430	2.95%, 11/05/2034(1)	5,753,139
1,450,000	8.99%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,408,900
	GS Mortgage Securities Trust
34,149	0.09%, 08/10/2044(1)(3)(4)	22
147,575	0.37%, 07/10/2046(3)(4)	1
7,038,121	0.73%, 02/13/2053(3)(4)	165,339
1,688,980	4.74%, 11/10/2045(1)(3)	1,536,634
158,560	5.10%, 04/10/2047(1)(3)	124,707
5,215,000	HIH Trust 8.51%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	5,123,737
	HTL Commercial Mortgage Trust
7,985,000	8.47%, 05/10/2039(1)(3)	8,122,618
3,085,000	12.32%, 05/10/2039(1)(3)	3,184,260
	JP Morgan Chase Commercial Mortgage Securities Trust
459,412	2.73%, 10/15/2045(1)(3)	417,983
485,000	3.69%, 12/15/2047(1)(3)	395,324
4,225,119	5.05%, 12/15/2046(1)(3)	3,981,752
	JPMBB Commercial Mortgage Securities Trust
1,934,000	3.87%, 10/15/2048(1)(3)	1,730,350
6,850,000	4.20%, 09/15/2047(1)(3)	5,847,456
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	3.93%, 05/15/2046(1)(3)	1,027,631
1,134,000	4.11%, 07/15/2046(1)(3)	898,450
	Morgan Stanley Capital I Trust
6,385,000	3.91%, 09/09/2032(1)	5,663,300
2,055,000	4.28%, 06/15/2050(3)	1,910,873
465,000	5.11%, 07/15/2049(1)(3)	421,058
5,245	5.24%, 10/12/2052(1)(3)	1,578
3,150,000	Multifamily Connecticut Avenue Securities Trust 8.20%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	3,270,735
9,225,000	NYC Commercial Mortgage Trust 7.86%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	8,965,528
17,610,000	RFR Trust 7.51%, 03/11/2041(1)(3)	17,486,579
1,430,000	SHR Trust 8.77%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	1,400,506
9,864,776	SREIT Trust 7.06%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	9,611,991
6,795,000	TEXAS Commercial Mortgage Trust 7.41%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	6,746,698
585,000	UBS Commercial Mortgage Trust 5.02%, 06/15/2050(1)(3)	447,388
15,000	Wells Fargo Commercial Mortgage Trust 4.04%, 05/15/2048(3)	14,462
	Wells Fargo NA
6,392,341	0.69%, 11/15/2062(3)(4)	148,899
28,177,807	0.75%, 11/15/2062(3)(4)	733,925
5,264,237	0.80%, 12/15/2052(3)(4)	139,005
11,658,788	0.98%, 01/15/2063(3)(4)	380,235
9,105,138	1.03%, 05/15/2062(3)(4)	267,761
4,054,221	1.31%, 03/15/2063(3)(4)	177,594
13,610,727	1.87%, 03/15/2063(3)(4)	1,025,914
	WFRBS Commercial Mortgage Trust
1,470,592	4.88%, 11/15/2045(1)(3)	1,458,827
215,000	5.00%, 06/15/2044(1)(3)	163,852
7,775,000	Willowbrook Mall 6.28%, 03/05/2035(1)(3)	6,993,790
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
$ 4,095,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	$2,785,711
	X-Caliber Funding LLC
3,050,000	7.83%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,037,815
3,030,000	8.57%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	3,027,343
		182,647,592
	Other Asset-Backed Securities - 5.4%
1,280,511	AASET Trust 6.41%, 01/16/2040(1)	726,888
897,516	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	812,257
	Affirm Asset Securitization Trust
22,656	0.00%, 05/15/2029(1)	380,925
38,562	0.00%, 12/17/2029(1)	2,019,123
9,100,000	7.35%, 09/15/2029(1)	8,870,384
3,910,000	9.17%, 02/15/2029(1)	3,949,933
3,925,000	11.32%, 09/15/2028(1)	3,989,231
5,060,000	Affirm Master Trust 7.18%, 02/15/2033(1)	5,005,787
5,835,000	AGL CLO 16 Ltd. 8.92%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	5,416,234
1,400,000	AGL CLO 32 Ltd. 0.00%, 07/21/2037(1)(3)	994,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,128,105
6,625,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(3)	5,228,642
1,750,000	Ballyrock CLO 27 Ltd. 0.00%, 10/25/2037(1)(3)	1,334,438
500,000	Barings CLO Ltd. 10.66%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	492,599
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	719,942
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	802,430
	CIFC Funding Ltd.
8,960,000	8.58%, 04/27/2031, 3 mo. USD Term SOFR + 4.30%(1)(2)	8,669,284
4,750,000	11.52%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(2)	4,726,929
8,870,000	Eagle RE Ltd. 10.10%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,197,691
805,487	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	777,486
3,050,000	Flatiron RR CLO 22 LLC 8.51%, 10/15/2034, 3 mo. USD Term SOFR + 4.25%(1)(2)	2,834,676
2,630,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.77%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	2,578,060
3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	3,408,714
5,300,000	Golub Capital Partners CLO 72 B Ltd. 11.03%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,242,707
3,600,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	3,605,305
1,300,000	GreenSky Home Improvement Trust 7.33%, 06/25/2059(1)	1,341,175
1,170,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)	944,886
1,141,266	HINNT LLC 8.00%, 03/15/2043(1)	1,094,008
3,462,000	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	3,555,990
1,924,228	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,845,190
1,078,690	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	834,010
The accompanying notes are an integral part of these financial statements.

94

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	$1,800,413
1,585,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	1,297,865
3,200,000	Magnetite XLV Ltd. 0.00%, 04/15/2038(1)(3)	2,699,549
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 10.77%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	8,091,612
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 0.00%, 07/24/2037(1)(3)	2,014,462
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 0.00%, 04/20/2038(1)(3)	2,320,000
2,415,000	OCP Aegis CLO Ltd. 9.76%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	2,346,750
2,825,000	Octagon Investment Partners 27 Ltd. 10.47%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,665,797
5,000,000	Octagon Investment Partners XVI Ltd. 10.29%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,660,155
13,005,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	13,060,514
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,486,680
8,025,000	RR 38 Ltd. 0.00%, 04/15/2040(1)(3)	7,063,693
	SCF Equipment Leasing LLC
1,750,000	7.00%, 07/21/2036(1)	1,739,877
1,043,000	9.00%, 12/20/2034(1)	1,115,940
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	531,571
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,440,675
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,172,016
	Verizon Master Trust
26,441,000	4.17%, 08/20/2030	26,441,836
12,014,000	4.73%, 04/21/2031(1)	12,156,878
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,635,136
6,500,000	Zayo Issuer LLC 8.66%, 03/20/2055(1)	6,483,985
		199,752,433
	Whole Loan Collateral CMO - 4.3%
2,050,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	1,491,784
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,807,455
49,066	CSMC Trust 3.25%, 04/25/2047(1)(3)	44,604
1,250,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	902,287
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	4,165,821
	Federal National Mortgage Association Connecticut Avenue Securities Trust
12,510,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	12,994,763
9,720,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	10,140,208
11,472,172	11.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	12,332,585
12,300,000	13.72%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	13,283,626
12,410,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	13,759,588
980,000	16.35%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	1,139,380
1,275,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	964,793
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Whole Loan Collateral CMO - 4.3% - (continued)
$ 4,146,930	NYMT Loan Trust 6.56%, 08/25/2061(1)(5)	$4,073,246
4,921,837	OSAT Trust 6.97%, 05/25/2065(1)(5)	4,889,665
3,500,000	Pret LLC 8.23%, 03/25/2055(1)(5)	3,461,149
	PRET LLC
6,514,570	3.84%, 07/25/2051(1)(5)	6,372,318
6,598,235	4.70%, 10/25/2051(1)(5)	6,521,280
3,860,000	8.59%, 12/25/2054(1)(5)	3,879,342
1,000,000	8.84%, 09/25/2054(1)(5)	992,911
2,075,000	10.04%, 04/27/2054(1)(5)	2,075,000
	PRPM LLC
1,353,277	7.47%, 04/25/2026(1)(5)	1,345,382
5,545,000	8.84%, 11/25/2029(1)(5)	5,585,540
1,805,000	RCO X Mortgage LLC 8.35%, 01/25/2030(1)(5)	1,805,543
	Verus Securitization Trust
2,560,000	3.04%, 09/25/2066(1)(3)	1,765,537
4,000,000	6.77%, 10/25/2067(1)(3)	3,937,723
2,512,754	VOLT C LLC 8.83%, 05/25/2051(1)(5)	2,509,533
2,323,112	VOLT CI LLC 8.83%, 05/25/2051(1)(5)	2,320,134
4,002,854	VOLT CII LLC 4.21%, 08/25/2051(1)(5)	3,954,415
3,840,517	VOLT CV LLC 5.32%, 11/27/2051(1)(5)	3,750,537
5,462,099	VOLT CVI LLC 5.44%, 12/26/2051(1)(5)	5,362,631
2,223,970	VOLT XCIII LLC 8.83%, 02/27/2051(1)(5)	2,222,443
6,154,185	VOLT XCIV LLC 8.95%, 02/27/2051(1)(5)	6,151,728
4,458,545	VOLT XCIX LLC 8.95%, 04/25/2051(1)(5)	4,473,708
5,509,011	VOLT XCV LLC 8.95%, 03/27/2051(1)(5)	5,506,578
		155,983,237
	Total Asset & Commercial Mortgage-Backed Securities (cost $772,335,039)	$764,039,995
CONVERTIBLE BONDS - 7.0%
	Airlines - 0.1%
3,425,000	Southwest Airlines Co. 1.25%, 05/01/2025	$3,419,862
	Auto Manufacturers - 0.2%
1,566,000	Ford Motor Co. 0.00%, 03/15/2026(6)	1,539,378
	Rivian Automotive, Inc.
3,080,000	3.63%, 10/15/2030	2,790,480
3,150,000	4.63%, 03/15/2029	3,214,969
		7,544,827
	Biotechnology - 0.4%
3,400,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	3,897,976
1,175,000	Cytokinetics, Inc. 3.50%, 07/01/2027	1,371,656
3,646,000	Immunocore Holdings PLC 2.50%, 02/01/2030	3,101,102
5,810,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	5,658,971
		14,029,705
	Chemicals - 0.2%
7,600,000	Sasol Financing USA LLC 4.50%, 11/08/2027(7)	6,707,000
	Commercial Banks - 0.1%
EUR 6,500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	4,086,712
	Commercial Services - 0.5%
	Alarm.com Holdings, Inc.
$ 2,768,000	0.00%, 01/15/2026(6)	2,646,208
3,800,000	2.25%, 06/01/2029(1)	3,632,800
3,550,000	Global Payments, Inc. 1.50%, 03/01/2031	3,145,300
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(7)	1,312,149
The accompanying notes are an integral part of these financial statements.

95

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.0% - (continued)
	Commercial Services - 0.5% - (continued)
	Shift4 Payments, Inc.
$ 2,570,000	0.00%, 12/15/2025(6)	$2,902,815
3,450,000	0.50%, 08/01/2027	3,491,400
		17,130,672
	Diversified Financial Services - 0.0%
1,625,000	Coinbase Global, Inc. 0.25%, 04/01/2030	1,614,438
	Electric - 0.4%
2,800,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027	3,131,800
5,675,000	PG&E Corp. 4.25%, 12/01/2027	5,895,757
4,350,000	Southern Co. 3.88%, 12/15/2025	4,880,700
		13,908,257
	Energy-Alternate Sources - 0.0%
2,445,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	2,040,352
	Engineering & Construction - 0.2%
6,170,000	Fluor Corp. 1.13%, 08/15/2029	6,490,840
	Entertainment - 0.2%
7,417,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	6,507,233
2,200,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	3,094,300
		9,601,533
	Healthcare - Products - 0.3%
5,620,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	5,327,760
2,175,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	2,296,800
5,200,000	Qiagen NV 2.50%, 09/10/2031(7)	5,278,800
		12,903,360
	Home Builders - 0.2%
6,445,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	6,258,095
	Internet - 0.9%
445,000	Etsy, Inc. 0.13%, 10/01/2026	425,631
1,925,000	JD.com, Inc. 0.25%, 06/01/2029(1)	2,019,518
16,500,000	Meituan 0.00%, 04/27/2028(6)(7)	15,864,750
	Sea Ltd.
3,165,000	0.25%, 09/15/2026	2,951,362
1,210,000	2.38%, 12/01/2025	1,831,940
1,126,000	Snap, Inc. 0.13%, 03/01/2028	954,285
	Uber Technologies, Inc.
1,243,000	0.00%, 12/15/2025(6)	1,390,917
4,957,000	0.88%, 12/01/2028	6,496,148
		31,934,551
	IT Services - 0.4%
2,725,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	3,099,725
2,150,000	Parsons Corp. 2.63%, 03/01/2029	2,266,100
6,975,000	Seagate HDD Cayman 3.50%, 06/01/2028	8,823,375
		14,189,200
	Leisure Time - 0.3%
3,904,000	Carnival Corp. 5.75%, 12/01/2027	6,242,496
5,025,000	NCL Corp. Ltd. 2.50%, 02/15/2027	4,849,125
		11,091,621
	Lodging - 0.2%
8,530,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	8,299,690
	Machinery-Diversified - 0.0%
1,525,000	Middleby Corp. 1.00%, 09/01/2025	1,672,240
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.0% - (continued)
	Miscellaneous Manufacturing - 0.1%
$ 3,249,000	JBT Marel Corp. 0.25%, 05/15/2026	$3,187,594
	Pharmaceuticals - 0.2%
1,600,000	Dexcom, Inc. 0.38%, 05/15/2028	1,445,561
	Jazz Investments I Ltd.
1,375,000	2.00%, 06/15/2026	1,413,477
3,566,000	3.13%, 09/15/2030(1)	3,872,555
		6,731,593
	Real Estate Investment Trusts - 0.6%
4,950,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	4,930,200
1,875,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	2,101,875
	Rexford Industrial Realty LP
4,000,000	4.13%, 03/15/2029(1)	3,900,000
3,675,000	4.38%, 03/15/2027(1)	3,627,225
3,730,000	Welltower OP LLC 2.75%, 05/15/2028(1)	6,074,305
		20,633,605
	Semiconductors - 0.3%
3,780,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	3,547,663
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(6)	907,290
6,165,000	0.50%, 03/01/2029	5,320,395
		9,775,348
	Software - 1.2%
4,775,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(6)	4,049,200
	Datadog, Inc.
6,297,000	0.00%, 12/01/2029(1)(6)	5,660,893
1,980,000	0.13%, 06/15/2025	2,229,313
5,900,000	Dayforce, Inc. 0.25%, 03/15/2026	5,634,500
5,250,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	5,772,375
4,225,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	4,560,295
4,707,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(6)	5,839,034
450,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	529,425
9,049,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(6)	8,501,535
		42,776,570
	Total Convertible Bonds (cost $252,736,542)	$256,027,665
CORPORATE BONDS - 34.5%
	Advertising - 0.0%
	Clear Channel Outdoor Holdings, Inc.
1,261,000	7.75%, 04/15/2028(1)	$1,046,630
225,000	9.00%, 09/15/2028(1)	232,887
		1,279,517
	Aerospace & Defense - 0.1%
300,000	Efesto Bidco SpA Efesto U.S. LLC 7.50%, 02/15/2032(1)	297,633
1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	1,055,700
485,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	516,128
		1,869,461
	Agriculture - 0.2%
1,050,000	BAT Capital Corp. 5.63%, 08/15/2035	1,054,198
5,475,000	MHP Lux SA 6.25%, 09/19/2029(7)	4,445,404
		5,499,602
	Airlines - 0.1%
1,590,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,464,594
The accompanying notes are an integral part of these financial statements.

96

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Airlines - 0.1% - (continued)
$ 980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	$989,210
1,800,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	1,554,058
		4,007,862
	Apparel - 0.1%
3,335,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	3,513,346
1,500,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	1,409,620
		4,922,966
	Auto Manufacturers - 0.0%
1,653,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(8)(9)	1,554,303
	Auto Parts & Equipment - 0.3%
	Adient Global Holdings Ltd.
560,000	7.50%, 02/15/2033(1)	530,644
75,000	8.25%, 04/15/2031(1)	74,246
EUR 200,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(7)	226,072
	Forvia SE
2,875,000	2.38%, 06/15/2027(7)	3,111,047
2,805,000	2.75%, 02/15/2027(7)	3,066,047
1,300,000	5.13%, 06/15/2029(7)	1,432,206
1,800,000	5.50%, 06/15/2031(7)	1,937,174
$ 300,000	Goodyear Tire & Rubber Co. 5.25%, 07/15/2031	279,472
		10,656,908
	Chemicals - 0.6%
4,070,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(7)	3,374,131
400,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033	375,474
EUR 200,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(1)	224,899
$ 175,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	172,993
	OCP SA
3,463,000	6.10%, 04/30/2030(1)	3,465,257
3,463,000	6.70%, 03/01/2036(1)	3,426,924
200,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)	183,702
225,000	Tronox, Inc. 4.63%, 03/15/2029(1)	182,132
10,565,000	UPL Corp. Ltd. 5.25%, 05/12/2025, (5.25% fixed rate until 05/12/2025; 5 yr. USD CMT + 3.87% thereafter)(7)(8)(9)	10,081,374
		21,486,886
	Commercial Banks - 6.4%
EUR 2,600,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(7)(8)	2,949,759
3,575,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(2)(7)	4,416,906
	Banca Transilvania SA
1,554,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(7)(8)	1,754,895
1,810,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(7)(8)	2,183,001
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
EUR 2,750,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(7)(8)	$3,239,470
	Banco de Sabadell SA
2,200,000	5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(7)(8)(9)	2,467,348
GBP 2,200,000	5.00%, 10/13/2029(7)	2,938,219
EUR 2,200,000	Banco Santander SA 1.00%, 10/01/2033(7)	1,992,520
	Bank of America Corp.
$ 465,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	387,973
825,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	809,188
2,779,000	6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(8)(9)	2,780,280
EUR 4,050,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(7)(8)(9)	5,360,992
$ 2,725,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(8)	2,763,467
480,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(8)	482,128
GBP 2,150,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(7)(8)(9)	2,983,500
EUR 2,000,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(7)(8)(9)	2,298,898
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 12,725,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(7)(8)	13,213,572
3,395,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(8)	3,525,350
	BNP Paribas SA
7,175,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(7)(8)(9)	6,134,783
4,740,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(8)(9)	4,684,772
EUR 1,800,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(7)(8)(9)	2,191,943
$ 1,969,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(8)(9)	2,052,255
	BPCE SA
EUR 4,000,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(7)(8)	4,395,605
The accompanying notes are an integral part of these financial statements.

97

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 1,170,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(8)	$1,189,307
	CaixaBank SA
1,295,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(8)	1,338,045
1,250,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(8)	1,358,700
EUR 4,200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(7)(8)(9)	5,132,662
2,600,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(7)(8)(9)	3,116,834
	Citigroup, Inc.
$ 2,107,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(8)(9)	2,060,444
1,390,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(8)(9)	1,379,080
2,310,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(8)(9)	2,371,980
	Credit Agricole SA
EUR 1,300,000	5.88%, 03/23/2035, (5.88% fixed rate until 03/23/2035; 5 yr. EURIBOR ICE Swap + 3.64% thereafter)(7)(8)(9)	1,411,883
1,600,000	6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(7)(8)(9)	1,885,063
	Deutsche Bank AG
5,200,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(7)(8)(9)	5,626,796
800,000	7.38%, 10/30/2031, (7.38% fixed rate until 10/30/2031; 5 yr. EURIBOR ICE Swap + 5.11% thereafter)(7)(8)(9)	898,341
1,200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(7)(8)(9)	1,486,113
100,000	Eurobank Ergasias Services & Holdings SA 6.25%, 04/25/2034, (6.25% fixed rate until 01/25/2029; 5 yr. EUR Swap + 3.71% thereafter)(7)(8)	121,657
2,950,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(7)(8)	3,277,076
$ 708,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(8)(9)	699,128
	Freedom Mortgage Corp.
4,565,000	12.00%, 10/01/2028(1)	4,894,086
7,910,000	12.25%, 10/01/2030(1)	8,703,187
	Golomt Bank
2,294,000	11.00%, 05/20/2027(7)	2,291,415
1,875,000	11.00%, 05/20/2027(1)	1,872,887
	HSBC Holdings PLC
2,650,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(8)(9)	2,317,089
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 2,700,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(8)	$2,967,652
	Ibercaja Banco SA
EUR 3,100,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(7)(8)	3,426,878
3,600,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(7)(8)(9)	4,396,260
	Intesa Sanpaolo SpA
$ 4,375,000	3.88%, 01/12/2028(1)	4,277,844
2,750,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(8)	2,459,382
1,255,000	6.63%, 06/20/2033(1)	1,347,165
1,765,000	7.80%, 11/28/2053(1)	1,990,112
515,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(8)	588,125
EUR 1,925,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(7)(8)(9)	2,480,589
	JP Morgan Chase & Co.
$ 1,305,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	1,308,689
705,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(8)	694,250
	Lloyds Banking Group PLC
1,080,000	6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(8)(9)	1,011,830
GBP 3,150,000	8.50%, 09/27/2027, (8.50% fixed rate until 09/27/2027; 5 yr. U.K. Government Bond + 5.88% thereafter)(8)(9)	4,308,940
2,000,000	8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(8)(9)	2,731,093
EUR 1,275,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(7)(8)(9)	1,456,398
GBP 2,475,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(7)(8)	3,638,154
EUR 4,700,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(7)(8)	5,590,617
GBP 1,725,000	Oaknorth Bank PLC 10.00%, 01/09/2035, (10.00% fixed rate until 10/09/2029; 5 yr. U.K. Government Bond + 6.20% thereafter)(7)(8)	2,366,637
	Piraeus Financial Holdings SA
EUR 1,500,000	5.38%, 09/18/2035, (5.38% fixed rate until 06/18/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(7)(8)	1,751,240
7,850,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(7)(8)(9)	9,191,410
The accompanying notes are an integral part of these financial statements.

98

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 3,525,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(8)	$3,537,086
	Societe Generale SA
EUR 2,900,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(7)(8)	2,924,774
$ 2,025,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(8)(9)	2,177,509
725,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(7)(8)(9)	779,602
EUR 3,100,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(7)(8)	3,629,476
$ 687,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(8)	710,073
	UBS Group AG
2,950,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(8)	2,788,058
1,730,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(7)(8)(9)	1,730,000
4,425,000	7.00%, 02/10/2030, (7.00% fixed rate until 02/10/2030; 5 yr. USD ICE Swap + 3.08% thereafter)(1)(8)(9)	4,275,874
1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(8)	2,169,307
6,944,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(8)(9)	7,761,934
EUR 3,900,000	UBS Switzerland AG 3.15%, 06/21/2031(7)	4,520,578
	Unicaja Banco SA
1,500,000	0.25%, 09/25/2029(7)	1,534,415
100,000	5.50%, 06/22/2034, (5.50% fixed rate until 03/22/2029; 5 yr. EUR Swap + 2.80% thereafter)(7)(8)	117,657
GBP 4,230,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(7)(8)(9)	6,280,632
		232,358,837
	Commercial Services - 0.8%
	Adani Ports & Special Economic Zone Ltd.
$ 3,305,000	3.83%, 02/02/2032(7)	2,703,462
3,460,000	4.00%, 07/30/2027(7)	3,245,376
1,125,000	4.38%, 07/03/2029(7)	1,021,258
2,920,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,982,373
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)	562,665
2,075,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,077,789
	House of HR Group BV
EUR 2,700,000	9.00%, 11/03/2029(7)	2,852,234
2,535,000	9.00%, 11/03/2029(1)	2,677,931
2,495,000	Nexi SpA 1.63%, 04/30/2026(7)	2,787,598
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Services - 0.8% - (continued)
GBP 150,000	RAC Bond Co. PLC 5.25%, 11/04/2046(7)	$191,925
$ 1,550,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,572,083
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	344,539
555,000	3.88%, 07/15/2026(1)	626,481
410,000	3.88%, 07/15/2026(7)	462,806
	Verisure Midholding AB
3,930,000	5.25%, 02/15/2029(7)	4,472,418
306,000	5.25%, 02/15/2029(1)	348,234
$ 475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	489,337
		29,418,509
	Construction Materials - 0.0%
450,000	Griffon Corp. 5.75%, 03/01/2028	444,043
925,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	927,788
		1,371,831
	Distribution/Wholesale - 0.0%
1,240,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,252,465
175,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	184,195
		1,436,660
	Diversified Financial Services - 2.7%
1,603,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(8)(9)	1,557,496
	Bread Financial Holdings, Inc.
19,475,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(8)	18,214,231
2,301,000	9.75%, 03/15/2029(1)	2,420,707
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	745,050
1,798,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(8)(9)	1,794,743
3,550,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	3,716,460
	Freedom Mortgage Holdings LLC
6,785,000	8.38%, 04/01/2032(1)	6,635,934
2,470,000	9.13%, 05/15/2031(1)	2,497,360
3,603,000	9.25%, 02/01/2029(1)	3,670,340
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(10)(11)	—
	Hightower Holding LLC
4,735,000	6.75%, 04/15/2029(1)	4,527,609
800,000	9.13%, 01/31/2030(1)	818,000
	IIFL Finance Ltd.
8,870,000	8.75%, 07/24/2028(1)	8,426,500
3,495,000	8.75%, 07/24/2028(7)	3,320,250
	Jane Street Group/JSG Finance, Inc.
1,027,000	6.13%, 11/01/2032(1)	1,009,418
2,048,000	6.75%, 05/01/2033(1)	2,057,648
1,390,000	Jefferson Capital Holdings LLC 8.25%, 05/15/2030(1)(12)	1,398,835
3,179,000	LFS Topco LLC 5.88%, 10/15/2026(1)	3,041,613
	Midcap Financial Issuer Trust
864,000	5.63%, 01/15/2030(1)	756,030
3,980,000	6.50%, 05/01/2028(1)	3,799,424
	Muthoot Finance Ltd.
3,830,000	6.38%, 04/23/2029(7)	3,704,549
3,305,000	7.13%, 02/14/2028(7)	3,284,145
1,500,000	PennyMac Financial Services, Inc. 7.13%, 11/15/2030(1)	1,525,389
The accompanying notes are an integral part of these financial statements.

99

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Diversified Financial Services - 2.7% - (continued)
$ 12,825,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	$12,648,015
2,095,000	Rfna LP 7.88%, 02/15/2030(1)	2,060,831
3,360,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	3,432,173
		97,062,750
	Electric - 3.4%
4,245,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(7)	3,475,055
7,827,119	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(7)	6,845,207
1,380,000	Alabama Power Co. 5.10%, 04/02/2035	1,385,497
8,110,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(7)	8,220,536
EUR 7,000,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(7)	7,446,869
$ 300,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	267,082
674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(8)	631,232
	Dominion Energy, Inc.
966,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(8)	993,364
1,214,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(8)	1,260,440
9,355,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(8)	8,907,300
3,492,000	Emera, Inc. 6.75%, 06/15/2076	3,496,726
	Energo-Pro AS
4,582,000	8.50%, 02/04/2027(1)	4,599,158
735,000	11.00%, 11/02/2028(1)	769,838
285,000	11.00%, 11/02/2028(7)	298,509
1,935,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(8)	1,943,624
	GDZ Elektrik Dagitim AS
23,893,000	9.00%, 10/15/2029(1)	22,377,993
1,330,000	9.00%, 10/15/2029(7)	1,245,038
452,187	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	436,729
6,990,000	Lamar Funding Ltd. 3.96%, 05/07/2025(7)	6,990,489
17,980,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	17,485,550
8,985,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(8)	8,722,550
	Termocandelaria Power SA
3,910,000	7.75%, 09/17/2031(1)	3,891,193
535,000	7.75%, 09/17/2031(7)	532,427
500,000	Virginia Electric & Power Co. 5.65%, 03/15/2055	479,219
275,000	XPLR Infrastructure Operating Partners LP 8.63%, 03/15/2033(1)	274,421
	Zorlu Enerji Elektrik Uretim AS
11,741,000	11.00%, 04/23/2030(1)	10,753,013
720,000	11.00%, 04/23/2030(7)	659,672
		124,388,731
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Electronics - 0.0%
$ 775,000	Coherent Corp. 5.00%, 12/15/2029(1)	$741,968
410,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	391,498
		1,133,466
	Energy-Alternate Sources - 0.6%
	FS Luxembourg SARL
11,855,000	8.88%, 02/12/2031(1)	11,917,677
3,290,000	8.88%, 02/12/2031(7)	3,307,394
695,200	Greenko Dutch BV 3.85%, 03/29/2026(7)	672,954
7,115,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	6,888,500
250,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	235,631
		23,022,156
	Engineering & Construction - 0.8%
612,000	HTA Group Ltd. 7.50%, 06/04/2029(7)	613,530
	IHS Holding Ltd.
3,685,000	6.25%, 11/29/2028(7)	3,498,180
3,445,000	7.88%, 05/29/2030(7)	3,320,783
9,690,000	8.25%, 11/29/2031(1)	9,335,346
	International Airport Finance SA
7,098,290	12.00%, 03/15/2033(1)	7,577,402
5,777,361	12.00%, 03/15/2033(7)	6,167,314
		30,512,555
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
2,085,000	6.00%, 10/15/2032(1)	1,965,621
169,000	8.13%, 07/01/2027(1)	169,508
	Cinemark USA, Inc.
725,000	5.25%, 07/15/2028(1)	711,889
490,000	7.00%, 08/01/2032(1)	501,061
3,700,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	3,666,631
375,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	328,919
200,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	191,635
325,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	335,258
		7,870,522
	Environmental Control - 0.2%
3,445,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	3,365,421
2,875,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	2,686,337
		6,051,758
	Food - 0.4%
265,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.25%, 03/15/2033(1)	268,855
350,000	B&G Foods, Inc. 5.25%, 09/15/2027	328,066
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(7)	4,047,662
$ 425,000	Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 07/01/2029(1)	445,143
EUR 3,000,000	ELO SACA 3.25%, 07/23/2027(7)	3,262,882
$ 360,000	Mars, Inc. 5.65%, 05/01/2045(1)	357,513
3,855,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	3,392,481
	Picard Groupe SAS
EUR 2,000,000	6.38%, 07/01/2029(7)	2,361,993
1,405,000	6.38%, 07/01/2029(1)	1,659,300
		16,123,895
	Food Service - 0.1%
2,980,000	Elior Group SA 3.75%, 07/15/2026(7)	3,363,235
The accompanying notes are an integral part of these financial statements.

100

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Forest Products & Paper - 0.2%
$ 8,605,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	$8,792,576
	Gas - 0.1%
2,501,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(8)	2,442,518
350,000	Venture Global Plaquemines LNG LLC 7.75%, 05/01/2035(1)	359,414
		2,801,932
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 4,230,000	3.75%, 01/15/2028(7)	4,720,078
1,450,000	6.03%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,639,618
		6,359,696
	Healthcare - Products - 0.0%
$ 343,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(13)	356,308
	Healthcare - Services - 0.4%
	Acadia Healthcare Co., Inc.
1,278,000	5.00%, 04/15/2029(1)	1,208,171
5,515,000	7.38%, 03/15/2033(1)	5,510,205
	CHS/Community Health Systems, Inc.
3,075,000	4.75%, 02/15/2031(1)	2,538,583
181,000	10.88%, 01/15/2032(1)	186,884
3,217,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,255,028
330,000	Tenet Healthcare Corp. 6.75%, 05/15/2031	338,279
		13,037,150
	Household Products - 0.0%
EUR 100,000	Opal Bidco SAS 5.50%, 03/31/2032(1)	112,810
	Housewares - 0.0%
$ 1,010,000	Newell Brands, Inc. 6.38%, 05/15/2030	919,397
	Insurance - 1.3%
	Acrisure LLC/Acrisure Finance, Inc.
2,205,000	7.50%, 11/06/2030(1)	2,246,258
1,800,000	8.25%, 02/01/2029(1)	1,841,717
7,295,000	8.50%, 06/15/2029(1)	7,535,210
2,320,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	2,344,504
2,800,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(8)	2,716,519
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,122,019
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,012,009
1,040,000	5.35%, 07/09/2027(1)	1,058,638
655,000	5.68%, 02/23/2026(1)	660,588
475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(7)(8)(9)	513,939
1,405,000	Enstar Group Ltd. 7.50%, 04/01/2045, (7.50% fixed rate until 10/01/2034; 5 yr. USD CMT + 3.19% thereafter)(1)(8)	1,408,892
	Global Atlantic Fin Co.
3,205,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(8)	3,045,898
1,353,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(8)	1,373,997
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Insurance - 1.3% - (continued)
$ 5,525,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	$5,604,578
1,360,000	HSB Group, Inc. 5.43%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,319,387
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)	879,189
90,000	7.38%, 01/31/2032(1)	92,722
3,850,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(9)	4,072,877
6,260,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(8)	6,350,978
EUR 2,100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(7)(8)(9)	2,355,824
		47,555,743
	Internet - 0.2%
	Alphabet, Inc.
$ 160,000	5.25%, 05/15/2055(12)	157,923
675,000	5.30%, 05/15/2065(12)	666,883
1,090,000	Gen Digital, Inc. 6.25%, 04/01/2033(1)	1,087,060
474,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	499,980
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,306
	United Group BV
EUR 275,000	4.63%, 08/15/2028(7)	310,149
150,000	6.50%, 10/31/2031(1)	173,326
5,050,000	6.75%, 02/15/2031(7)	5,860,277
		8,833,904
	Investment Company Security - 0.0%
$ 1,540,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	1,545,619
	IT Services - 0.1%
1,290,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(13)	1,312,237
560,000	McAfee Corp. 7.38%, 02/15/2030(1)	483,721
		1,795,958
	Leisure Time - 0.1%
400,000	Amer Sports Co. 6.75%, 02/16/2031(1)	404,577
	NCL Corp. Ltd.
1,365,000	6.75%, 02/01/2032(1)	1,332,840
325,000	7.75%, 02/15/2029(1)	335,414
EUR 175,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(7)	209,648
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	500,238
		2,782,717
	Lodging - 1.2%
	Fortune Star BVI Ltd.
EUR 6,595,000	3.95%, 10/02/2026(7)	7,107,369
$ 12,620,000	5.00%, 05/18/2026(7)	12,174,218
1,351,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(12)	1,358,602
	Melco Resorts Finance Ltd.
4,590,000	5.38%, 12/04/2029(7)	4,141,900
3,300,000	5.75%, 07/21/2028(7)	3,112,370
16,610,000	Studio City Finance Ltd. 5.00%, 01/15/2029(7)	14,584,896
		42,479,355
The accompanying notes are an integral part of these financial statements.

101

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Machinery-Diversified - 0.0%
EUR 200,000	TK Elevator Midco GmbH 4.38%, 07/15/2027(7)	$225,957
	Media - 0.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 550,000	4.25%, 02/01/2031(1)	496,938
300,000	4.75%, 03/01/2030(1)	283,211
	CSC Holdings LLC
375,000	4.13%, 12/01/2030(1)	257,013
410,000	11.25%, 05/15/2028(1)	400,781
150,000	DISH Network Corp. 11.75%, 11/15/2027(1)	157,642
1,607,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(8)	1,545,814
1,188,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(13)	905,222
903,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(13)	715,194
175,000	TEGNA, Inc. 5.00%, 09/15/2029	163,008
	VTR Comunicaciones SpA
1,825,000	4.38%, 04/15/2029(1)	1,594,838
615,000	5.13%, 01/15/2028(7)	577,250
		7,096,911
	Mining - 1.8%
3,380,000	First Quantum Minerals Ltd. 9.38%, 03/01/2029(1)	3,545,454
315,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	285,085
	Glencore Funding LLC
1,144,000	2.50%, 09/01/2030(1)	1,013,447
295,000	3.88%, 04/27/2051(1)	204,914
215,000	5.89%, 04/04/2054(1)	202,767
15,500,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	15,119,209
400,000	Novelis Corp. 3.25%, 11/15/2026(1)	387,928
4,085,000	Stillwater Mining Co. 4.50%, 11/16/2029(7)	3,430,322
	Vedanta Resources Finance II PLC
575,000	9.48%, 07/24/2030(1)	528,448
17,940,000	9.85%, 04/24/2033(1)	16,274,739
275,000	9.85%, 04/24/2033(7)	249,473
5,920,000	11.25%, 12/03/2031(1)	5,832,412
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,521,279
6,445,000	9.50%, 10/06/2028(7)	6,591,624
		65,187,101
	Oil & Gas - 2.9%
	Azule Energy Finance PLC
19,145,000	8.13%, 01/23/2030(1)	18,455,780
375,000	8.13%, 01/23/2030(7)	361,594
225,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	215,102
	Diamondback Energy, Inc.
627,000	4.25%, 03/15/2052	459,269
365,000	5.90%, 04/18/2064	323,648
	Ecopetrol SA
14,905,000	7.75%, 02/01/2032	14,211,214
2,635,000	8.38%, 01/19/2036	2,466,591
	Energean Israel Finance Ltd.
14,850,000	5.88%, 03/30/2031(7)	13,428,558
6,830,000	8.50%, 09/30/2033(7)	6,839,562
3,485,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(1)(12)	3,593,906
	Leviathan Bond Ltd.
1,259,000	6.50%, 06/30/2027(7)	1,237,735
10,290,000	6.75%, 06/30/2030(7)	9,942,980
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Oil & Gas - 2.9% - (continued)
$ 230,000	Matador Resources Co. 6.25%, 04/15/2033(1)	$217,097
1,250,000	Medco Bell Pte. Ltd. 6.38%, 01/30/2027(7)	1,236,601
890,000	Medco Oak Tree Pte. Ltd. 7.38%, 05/14/2026(7)	892,455
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	305,270
5,690,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(1)	5,567,442
750,000	Range Resources Corp. 4.75%, 02/15/2030(1)	709,044
250,000	SM Energy Co. 7.00%, 08/01/2032(1)	230,468
350,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	331,598
1,425,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	1,339,822
360,000	Transocean, Inc. 8.75%, 02/15/2030(1)	351,897
	Vital Energy, Inc.
20,040,000	7.88%, 04/15/2032(1)	15,568,934
235,000	9.75%, 10/15/2030	199,085
6,925,000	YPF SA 6.95%, 07/21/2027(7)	6,789,119
		105,274,771
	Oil & Gas Services - 0.0%
225,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	230,125
225,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	227,180
200,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	198,241
		655,546
	Packaging & Containers - 0.5%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	3,709,529
$ 725,000	5.25%, 08/15/2027(1)	333,500
	Clydesdale Acquisition Holdings, Inc.
2,415,000	6.75%, 04/15/2032(1)	2,469,343
4,134,000	8.75%, 04/15/2030(1)	4,259,355
	LABL, Inc.
685,000	5.88%, 11/01/2028(1)	566,493
700,000	8.63%, 10/01/2031(1)	572,250
475,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	435,820
7,615,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(5)(7)	6,986,763
325,000	TriMas Corp. 4.13%, 04/15/2029(1)	304,050
		19,637,103
	Pharmaceuticals - 1.1%
1,400,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,370,844
84,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	78,994
	CVS Health Corp.
18,579,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	18,453,897
2,839,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(8)	2,871,786
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	1,076,126
	Grifols SA
EUR 2,200,000	3.88%, 10/15/2028(7)(13)	2,336,504
3,775,000	7.50%, 05/01/2030(7)	4,497,606
The accompanying notes are an integral part of these financial statements.

102

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Pharmaceuticals - 1.1% - (continued)
	Teva Pharmaceutical Finance Netherlands II BV
EUR 3,065,000	4.38%, 05/09/2030	$3,510,641
4,240,000	7.88%, 09/15/2031	5,681,615
		39,878,013
	Pipelines - 0.7%
	AL Candelaria -spain- SA
$ 4,304,000	5.75%, 06/15/2033(7)	3,530,571
3,910,000	5.75%, 06/15/2033(1)	3,207,373
250,000	Buckeye Partners LP 5.85%, 11/15/2043	209,905
	Enbridge, Inc.
3,400,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(8)	3,258,670
800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(8)	795,150
1,080,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(8)	1,164,121
972,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(8)	1,008,878
225,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	223,586
625,000	ONEOK, Inc. 5.85%, 11/01/2064	557,331
200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	203,207
3,651,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(8)	3,647,357
1,447,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(8)	1,418,985
	Transcanada Trust
3,903,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(8)	3,601,236
1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(8)	1,013,024
850,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	763,600
		24,602,994
	Real Estate - 1.5%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(7)	1,104,115
GBP 500,000	3.38%, 04/23/2028(7)	589,547
EUR 1,360,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(7)(8)(9)	1,491,953
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(7)(10)	100,183
7,485,000	3.30%, 01/12/2031(7)(10)	598,800
6,215,000	3.88%, 10/22/2030(7)(10)	504,161
4,900,000	4.80%, 08/06/2030(7)(10)	416,745
845,000	Elect Global Investments Ltd. 4.10%, 06/03/2025, (4.10% fixed rate until 06/03/2025; 5 yr. USD CMT + 2.89% thereafter)(7)(8)(9)	840,775
13,962,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(7)	13,854,783
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Real Estate - 1.5% - (continued)
$ 3,790,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(7)	$3,498,347
EUR 2,560,000	Neinor Homes SA 5.88%, 02/15/2030(1)	2,978,400
	Peach Property Finance GmbH
11,914,000	4.38%, 11/15/2025(7)	13,085,117
2,450,000	4.38%, 11/15/2025(1)	2,690,829
$ 14,410,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(7)	13,762,486
		55,516,241
	Real Estate Investment Trusts - 0.9%
EUR 14,730,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(1)	18,313,443
	Hudson Pacific Properties LP
$ 8,490,000	4.65%, 04/01/2029	6,079,407
2,145,000	5.95%, 02/15/2028	1,791,686
	Trust Fibra Uno
1,620,000	4.87%, 01/15/2030(7)	1,501,998
1,905,000	7.38%, 02/13/2034(1)	1,885,882
1,668,000	VICI Properties LP/VICI Note Co., Inc. 4.13%, 08/15/2030(1)	1,573,491
		31,145,907
	Retail - 0.7%
250,000	Asbury Automotive Group, Inc. 4.75%, 03/01/2030	233,799
GBP 100,000	B&M European Value Retail SA 6.50%, 11/27/2031(7)	130,185
$ 1,984,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(14)	1,924,795
EUR 150,000	Bertrand Franchise Finance SAS 6.50%, 07/18/2030(7)	176,470
GBP 100,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(7)	135,937
$ 1,515,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	1,570,959
EUR 4,450,000	Goldstory SAS 6.75%, 02/01/2030(7)	5,160,913
$ 1,024,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	897,313
1,309,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	858,721
1,225,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	1,197,149
GBP 2,720,000	Punch Finance PLC 6.13%, 06/30/2026(7)	3,590,328
$ 250,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	234,908
3,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,729,206
375,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	326,943
485,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	492,186
	Waga Bondco Ltd.
GBP 1,650,000	8.50%, 06/15/2030(1)	2,148,490
100,000	8.50%, 06/15/2030(7)	130,211
$ 3,535,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(7)	3,458,740
		25,397,253
	Semiconductors - 0.1%
	Foundry JV Holdco LLC
446,000	6.20%, 01/25/2037(1)	456,681
2,422,000	6.40%, 01/25/2038(1)	2,540,211
		2,996,892
	Software - 0.3%
387,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	369,914
The accompanying notes are an integral part of these financial statements.

103

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Software - 0.3% - (continued)
$ 405,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	$374,250
425,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	393,297
	Rocket Software, Inc.
1,625,000	6.50%, 02/15/2029(1)	1,545,649
750,000	9.00%, 11/28/2028(1)	772,757
1,275,000	Synopsys, Inc. 5.00%, 04/01/2032	1,283,851
	TeamSystem SpA
EUR 1,900,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(7)	2,145,873
1,630,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,840,933
2,420,000	6.03%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,748,160
750,000	6.03%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(7)	851,702
		12,326,386
	Telecommunications - 2.9%
	Africell Holding Ltd.
$ 15,640,000	10.50%, 10/23/2029(1)	14,671,678
6,846,000	10.50%, 10/23/2029(7)	6,410,977
	Altice France SA
9,078,000	5.13%, 07/15/2029(1)	7,406,590
1,100,000	5.50%, 10/15/2029(1)	900,471
EUR 275,000	5.88%, 02/01/2027(7)	276,457
	AT&T, Inc.
$ 622,000	3.50%, 06/01/2041	477,581
675,000	3.85%, 06/01/2060	459,570
3,213,000	EchoStar Corp. 6.75%, 11/30/2030(14)	2,994,750
EUR 13,490,000	Eolo SpA 4.88%, 10/21/2028(7)	13,811,921
	Eutelsat SA
4,100,000	9.75%, 04/13/2029(1)	4,706,926
4,060,000	9.75%, 04/13/2029(7)	4,661,005
	Frontier Communications Holdings LLC
$ 250,000	5.88%, 10/15/2027(1)	249,717
150,000	6.75%, 05/01/2029(1)	150,629
	Iliad Holding SASU
EUR 100,000	5.38%, 04/15/2030(1)	115,695
4,525,000	6.88%, 04/15/2031(7)	5,466,033
$ 1,435,000	8.50%, 04/15/2031(1)	1,513,684
EUR 1,675,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(7)	1,915,646
	Level 3 Financing, Inc.
$ 400,000	4.00%, 04/15/2031(1)	312,096
1,910,000	4.50%, 04/01/2030(1)	1,590,514
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(7)	5,449,011
1,685,000	4.00%, 09/18/2027(1)	1,908,853
	Millicom International Cellular SA
$ 4,885,000	4.50%, 04/27/2031(7)	4,350,775
2,659,500	6.25%, 03/25/2029(7)	2,628,734
EUR 400,000	Odido Group Holding BV 5.50%, 01/15/2030(7)	449,742
	Odido Holding BV
2,685,000	3.75%, 01/15/2029(1)	2,980,870
1,200,000	3.75%, 01/15/2029(7)	1,332,232
	Silknet JSC
$ 1,600,000	8.38%, 01/31/2027(1)	1,612,707
430,000	8.38%, 01/31/2027(7)	433,393
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	144,777
175,000	6.38%, 11/15/2033	174,847
4,995,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	4,996,818
	VEON Holdings BV
7,690,000	3.38%, 11/25/2027(7)	6,896,623
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Telecommunications - 2.9% - (continued)
$ 220,000	3.38%, 11/25/2027(1)	$197,303
2,195,000	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(5)(7)	2,118,595
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	261,734
		104,028,954
	Water - 0.1%
	Aegea Finance SARL
755,000	6.75%, 05/20/2029(7)	747,725
2,500,000	9.00%, 01/20/2031(1)	2,607,828
		3,355,553
	Total Corporate Bonds (cost $1,255,994,067)	$1,260,091,157
FOREIGN GOVERNMENT OBLIGATIONS - 6.0%
	Angola - 0.2%
9,890,000	Angola Government International Bonds 8.00%, 11/26/2029(7)	$7,884,209
	Argentina - 0.1%
4,440,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(5)	2,960,964
	Benin - 0.2%
8,715,000	Benin Government International Bonds 7.96%, 02/13/2038(7)	7,841,234
	Brazil - 0.5%
	Brazil Notas do Tesouro Nacional
BRL 29,566,000	10.00%, 01/01/2027	4,928,799
81,472,000	10.00%, 01/01/2031	12,282,988
9,551,000	10.00%, 01/01/2035	1,343,953
		18,555,740
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,115,000,000	5.00%, 10/01/2028(7)	1,167,385
1,910,000,000	6.00%, 04/01/2033(7)	2,057,270
		3,224,655
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,608,993
29,900,000	China Government Bonds 2.27%, 05/25/2034	4,319,820
		8,928,813
	Colombia - 0.4%
	Colombia Government International Bonds
$ 8,550,000	5.00%, 06/15/2045	5,555,603
2,305,000	8.75%, 11/14/2053	2,203,101
	Colombia TES
COP 18,149,200,000	6.25%, 07/09/2036	2,745,041
9,076,600,000	7.00%, 06/30/2032	1,667,680
5,031,200,000	7.50%, 08/26/2026	1,163,470
		13,334,895
	Czech Republic - 0.0%
CZK 41,780,000	Czech Republic Government Bonds 2.50%, 08/25/2028(7)	1,847,282
	Dominican Republic - 0.1%
DOP 102,350,000	Dominican Republic International Bonds 13.63%, 02/03/2033(7)	2,018,601
The accompanying notes are an integral part of these financial statements.

104

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.0% - (continued)
	Gabon - 0.4%
$ 22,185,000	Gabon Government International Bonds 6.63%, 02/06/2031(7)	$15,781,788
	Hungary - 0.1%
HUF 1,088,210,000	Hungary Government Bonds 1.50%, 04/22/2026	2,917,729
	India - 0.0%
	India Government Bonds
INR 107,390,000	6.64%, 06/16/2035	1,290,834
39,760,000	7.26%, 01/14/2029	488,846
		1,779,680
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 59,047,000,000	7.00%, 09/15/2030	3,605,922
4,260,000,000	7.13%, 06/15/2038	258,413
18,530,000,000	7.50%, 06/15/2035	1,158,862
66,479,000,000	8.38%, 09/15/2026	4,106,960
		9,130,157
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	944,438
11,935,000	4.88%, 01/30/2032(7)	11,680,691
2,050,000	5.88%, 10/17/2031(7)	2,116,352
		14,741,481
	Malaysia - 0.3%
	Malaysia Government Bonds
MYR 22,136,000	3.83%, 07/05/2034	5,192,495
6,975,000	3.90%, 11/16/2027	1,644,096
10,690,000	4.76%, 04/07/2037	2,707,096
		9,543,687
	Mexico - 0.3%
	Mexico Bonos
MXN 166,878,200	5.75%, 03/05/2026	8,323,359
44,690,300	8.00%, 05/24/2035	2,081,544
14,086,200	8.50%, 11/18/2038	651,068
$ 630,000	Mexico Government International Bonds 3.75%, 04/19/2071	340,876
		11,396,847
	Panama - 0.3%
9,510,000	Panama Government International Bonds 6.70%, 01/26/2036	9,161,741
	Peru - 0.2%
	Peru Government Bonds
PEN 5,815,000	5.40%, 08/12/2034	1,460,928
15,634,000	6.95%, 08/12/2031	4,631,104
6,063,000	7.60%, 08/12/2039(7)	1,718,170
		7,810,202
	Philippines - 0.1%
	Philippines Government Bonds
PHP 42,200,000	6.25%, 03/22/2028	763,616
101,410,000	6.88%, 01/10/2029	1,873,644
		2,637,260
	Poland - 0.1%
PLN 12,460,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	3,260,262
	Romania - 0.9%
	Romania Government Bonds
RON 8,160,000	5.00%, 02/12/2029	1,705,610
7,445,000	7.10%, 07/31/2034	1,644,884
14,410,000	8.25%, 09/29/2032	3,397,056
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.0% - (continued)
	Romania - 0.9% - (continued)
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	$3,398,130
5,285,000	2.75%, 04/14/2041(7)	3,568,679
7,080,000	2.88%, 04/13/2042(7)	4,796,744
4,105,000	3.75%, 02/07/2034(7)	3,831,246
7,245,000	5.38%, 03/22/2031(1)	8,087,802
$ 656,000	7.50%, 02/10/2037(1)	652,786
		31,082,937
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 30,335,000	8.00%, 01/31/2030	1,580,428
162,657,000	8.75%, 01/31/2044	6,770,773
70,094,000	8.88%, 02/28/2035	3,379,210
		11,730,411
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
$ 2,440,000	3.60%, 05/15/2036(1)(5)	1,695,800
14,497,414	3.60%, 02/15/2038(1)(5)	10,148,190
		11,843,990
	Supranational - 0.1%
INR 71,000,000	European Bank for Reconstruction & Development 6.75%, 03/14/2031	844,819
75,000,000	Inter-American Development Bank 7.00%, 01/25/2029	898,140
71,800,000	International Bank for Reconstruction & Development 6.75%, 07/13/2029	854,022
		2,596,981
	Thailand - 0.1%
	Thailand Government Bonds
THB 103,820,000	1.60%, 06/17/2035	3,016,838
19,114,000	3.45%, 06/17/2043	654,347
23,926,000	3.78%, 06/25/2032	809,646
		4,480,831
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 43,124,510	4.38%, 12/15/2028(15)	1,061,613
23,867,000	8.50%, 03/15/2028(7)	551,301
47,932,000	9.75%, 07/20/2033	1,143,683
		2,756,597
	Total Foreign Government Obligations (cost $230,229,371)	$219,248,974
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 605,369	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$671,188
	Higher Education - 0.2%
5,795,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	6,018,760
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
1,145,000	5.00%, 11/15/2050	1,148,428
785,000	6.81%, 11/15/2040	852,438
		2,000,866
	Total Municipal Bonds (cost $8,760,373)	$8,690,814
The accompanying notes are an integral part of these financial statements.

105

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16)
	Advertising - 0.0%
$ 1,275,363	Planet U.S. Buyer LLC 7.32%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,267,073
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
78,077	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(17)	77,003
936,923	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	924,040
1,280,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	1,258,138
99,251	Bleriot U.S. Bidco, Inc. 7.05%, 10/31/2030, 3 mo. USD Term SOFR + 2.75%	98,507
1,523,482	Cobham Ultra SeniorCo SARL 8.18%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	1,494,917
1,052,363	Dynasty Acquisition Co., Inc. 6.32%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	1,045,848
697,125	Spirit AeroSystems, Inc. 8.78%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	696,547
	TransDigm, Inc.
3,559,556	6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,521,433
2,099,450	6.80%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	2,076,041
		11,192,474
	Airlines - 0.2%
650,000	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	635,375
1,477,575	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,469,271
2,437,750	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	2,193,975
285,162	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	287,240
2,130,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	2,118,456
1,306,800	WestJet Loyalty LP 7.55%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	1,238,193
		7,942,510
	Apparel - 0.3%
5,328,516	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	5,219,974
496,875	Champ Acquisition Corp. 8.80%, 11/25/2031, 3 mo. USD Term SOFR + 4.50%	495,220
555,000	Crocs, Inc. 6.55%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	555,350
1,789,022	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,769,647
1,440,000	Varsity Brands, Inc. 7.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.50%	1,413,000
		9,453,191
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 765,000	5.40%, 01/28/2032, 1 mo. EURIBOR + 3.25%	854,177
$ 1,075,230	6.82%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,052,457
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
$ 775,000	7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	$757,888
	First Brands Group LLC
5,028,459	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	4,656,237
1,000,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	840,000
		8,160,759
	Beverages - 0.0%
1,653,415	Pegasus Bidco BV 7.57%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	1,645,148
	Chemicals - 0.2%
721,582	Axalta Coating Systems U.S. Holdings, Inc. 6.05%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	720,529
EUR 1,405,000	INEOS Finance PLC 5.40%, 02/07/2031, 1 mo. EURIBOR + 3.25%	1,485,284
$ 992,513	INEOS U.S. Finance LLC 7.32%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	915,593
688,235	Momentive Performance Materials, Inc. 8.32%, 03/29/2028, 1 mo. USD Term SOFR + 4.00%	674,815
987,106	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	979,288
988,141	SCIH Salt Holdings, Inc. 7.28%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	978,033
1,000,600	Tronox Finance LLC 6.81%, 09/30/2031, 3 mo. USD Term SOFR + 2.50%	938,342
	USALCO LLC
804,851	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	801,495
83,132	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(17)	82,785
		7,576,164
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
21,347	3.50%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(17)	21,356
287,931	7.74%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%	288,052
		309,408
	Commercial Services - 1.4%
2,295,963	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	2,292,474
1,596,021	APi Group DE, Inc. 6.07%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	1,592,254
2,079,550	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	2,071,169
EUR 1,540,000	Belron U.K. Finance PLC 5.53%, 10/16/2031, 3 mo. EURIBOR + 3.00%	1,737,559
2,055,172	Boels Topholding BV 5.10%, 05/23/2031, 1 mo. EURIBOR + 2.75%	2,308,367
1,000,000	Boluda Towage SL 6.00%, 01/31/2030, 3 mo. EURIBOR + 3.50%	1,127,503
$ 633,413	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	631,829
The accompanying notes are an integral part of these financial statements.

106

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Commercial Services - 1.4% - (continued)
$ 2,525,000	BrightView Landscapes LLC 6.28%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	$2,474,500
2,282,008	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	2,202,137
	Citrin Cooperman Advisors LLC
1,385,606	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	1,370,018
89,394	7.32%, 04/01/2032, 1 mo. USD Term SOFR + 3.00%(17)	88,388
1,191,334	Corp. Service Co. 6.32%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,178,432
1,094,744	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,088,099
1,384,511	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,382,351
2,653,350	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	2,630,956
1,397,437	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	1,393,943
992,512	Garda World Security Corp. 7.29%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	981,347
1,034,806	Grant Thornton Advisors LLC 7.07%, 06/02/2031, 1 mo. USD Term SOFR + 2.75%	1,025,586
	Inspired Finco Holdings Ltd.
EUR 357,716	0.00%, 02/28/2031(18)	401,142
1,557,284	5.40%, 02/28/2031, 1 mo. EURIBOR + 3.25%	1,746,334
	Lernen Bidco Ltd.
795,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	899,112
795,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	899,112
$ 521,069	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	518,245
971,193	Pearls Netherlands Bidco BV 7.53%, 02/26/2029, 1 mo. USD Term SOFR + 3.21%	956,926
881,541	PG Investment Co. 59 SARL 7.30%, 03/26/2031, 3 mo. USD Term SOFR + 3.00%	877,574
	Raven Acquisition Holdings LLC
66,667	3.25%, 11/19/2031, 3 mo. USD Term SOFR + 3.25%(17)	65,905
933,333	7.57%, 11/19/2031, 1 mo. USD Term SOFR + 3.25%	922,665
EUR 935,000	Ren10 Holding AB 6.21%, 07/31/2030, 3 mo. EURIBOR + 3.75%	1,057,234
$ 2,738,196	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	2,728,612
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 6.03%, 07/15/2029, 3 mo. EURIBOR + 3.50%	2,266,222
$ 3,167,475	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	3,146,245
922,687	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	897,314
	Verisure Holding AB
EUR 1,445,000	5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,629,292
879,776	5.44%, 05/30/2030, 3 mo. EURIBOR + 3.25%	994,612
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Commercial Services - 1.4% - (continued)
$ 774,313	Vestis Corp. 6.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	$753,019
969,802	Wand NewCo 3, Inc. 6.82%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	955,362
1,532,883	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	1,514,688
771,850	WW International, Inc. 8.04%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	179,455
		50,985,982
	Construction Materials - 0.4%
1,014,104	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,000,292
	Cornerstone Building Brands, Inc.
992,248	7.67%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	865,181
895,500	8.82%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	734,588
274,043	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	255,751
	Emerald Borrower LP
1,557,175	6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	1,536,745
993,392	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	980,608
	Groundworks LLC
74,522	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(17)	73,637
402,348	7.32%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	397,572
1,184,731	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,157,577
481,363	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	472,775
	Quikrete Holdings, Inc.
3,891,865	6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	3,812,587
2,280,000	6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	2,232,325
257,317	Standard Industries, Inc. 6.07%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	257,276
1,990,000	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,920,350
		15,697,264
	Distribution/Wholesale - 0.2%
1,957,164	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,953,779
	Core & Main LP
1,560,025	6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	1,556,125
564,311	6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	562,432
855,000	Gloves Buyer, Inc. 8.32%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	814,815
	Windsor Holdings III LLC
EUR 1,295,000	4.85%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,441,676
$ 1,920,927	7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,891,632
		8,220,459
The accompanying notes are an integral part of these financial statements.

107

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Diversified Financial Services - 0.5%
$ 967,700	Advisor Group, Inc. 7.82%, 08/17/2028, 1 mo. USD Term SOFR + 3.50%	$963,045
3,229,957	Aretec Group, Inc. 7.82%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	3,209,770
1,487,846	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,484,826
974,401	Corpay Technologies Operating Co. LLC 6.07%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	970,221
1,014,900	CPI Holdco B LLC 6.32%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,006,831
2,850,000	FNZ Group Services Ltd. 9.29%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	2,351,250
2,164,575	Focus Financial Partners LLC 7.07%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	2,136,046
2,618,697	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	2,572,870
2,080,630	Jane Street Group LLC 6.31%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,050,419
1,027,125	Setanta Aircraft Leasing DAC 6.05%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,027,310
		17,772,588
	Electric - 0.1%
1,286,284	Constellation Renewables LLC 6.56%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,283,879
1,772,992	Thunder Generation Funding LLC 7.30%, 10/03/2031, U.S. (Fed) Prime Rate + 2.00%	1,770,333
		3,054,212
	Electronics - 0.2%
2,543,783	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	2,511,986
3,500,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	3,354,155
335,000	Minimax Viking GmbH 6.57%, 03/17/2032, 1 mo. USD Term SOFR + 2.25%	333,325
363,566	Roper Industrial Products Investment Co. LLC 7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	359,989
		6,559,455
	Engineering & Construction - 0.3%
	Brown Group Holding LLC
1,639,578	6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,621,313
1,530,509	6.82%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,513,489
788,025	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	781,461
2,229,412	KKR Apple Bidco LLC 6.82%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	2,199,561
2,940,000	Newly Weds Foods, Inc. 6.58%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	2,921,625
		9,037,449
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Entertainment - 0.7%
	Banijay Entertainment SAS
EUR 1,305,000	5.42%, 02/10/2032, 3 mo. EURIBOR + 3.25%	$1,467,282
$ 451,007	7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	447,435
	Caesars Entertainment, Inc.
2,431,466	6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	2,393,778
792,000	6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	778,306
1,775,125	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	1,769,214
1,650,862	Crown Finance U.S., Inc. 9.57%, 12/02/2031, 1 mo. USD Term SOFR + 5.25%	1,633,842
	Delta 2 Lux SARL
683,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	679,493
341,667	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	339,746
495,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	490,154
1,870,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	1,843,502
3,096,358	Light & Wonder International, Inc. 6.57%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	3,086,047
1,228,285	Maverick Gaming LLC 11.78%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	814,781
	Motion Finco SARL
EUR 335,000	6.11%, 11/12/2029, 3 mo. EURIBOR + 3.75%	362,427
$ 436,960	7.80%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	411,835
873,937	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	843,787
1,280,131	Penn Entertainment, Inc. 6.82%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	1,273,730
3,715,114	SeaWorld Parks & Entertainment, Inc. 6.32%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,659,387
2,572,254	Six Flags Entertainment Corp. 6.32%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,547,818
1,940,137	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,937,305
		26,779,869
	Environmental Control - 0.1%
1,935,000	Clean Harbors, Inc. 6.07%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	1,943,862
	Filtration Group Corp.
EUR 450,000	5.65%, 10/21/2028, 1 mo. EURIBOR + 3.50%	508,304
$ 1,506,806	7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,503,853
600,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	591,000
		4,547,019
The accompanying notes are an integral part of these financial statements.

108

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Food - 0.2%
$ 135,000	8th Avenue Food & Provisions, Inc. 12.19%, 10/01/2026, 1 mo. USD Term SOFR + 7.75%	$121,838
228,844	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	228,272
1,539,368	CHG PPC Parent LLC 7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,535,519
	Froneri Lux Finco SARL
EUR 2,000,000	5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	2,245,446
$ 1,309,195	6.24%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	1,298,394
1,959,548	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,965,426
		7,394,895
	Food Service - 0.1%
1,157,382	Aramark Services, Inc. 6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,155,449
726,368	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	726,761
		1,882,210
	Hand/Machine Tools - 0.1%
1,110,000	Alliance Laundry Systems LLC 7.07%, 08/19/2031, 3 mo. USD Term SOFR + 2.75%	1,100,154
860,675	Madison Safety & Flow LLC 7.07%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	853,144
		1,953,298
	Healthcare - Products - 0.2%
64,649	Avantor Funding, Inc. 6.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	64,669
1,996,382	Bausch & Lomb Corp. 8.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	1,974,761
	Hanger, Inc.
84,981	4.15%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(17)	84,708
660,019	7.82%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	657,901
3,790,620	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	3,762,569
		6,544,608
	Healthcare - Services - 0.3%
995,424	ADMI Corp. 7.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	948,141
1,000,000	Aveanna Healthcare LLC 11.46%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	940,830
	EyeCare Partners LLC
1,276,748	5.23%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(14)	983,632
134,433	11.12%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	33,608
1,272,150	Heartland Dental LLC 8.82%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	1,256,566
99,260	ICON Luxembourg SARL 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	99,302
932,519	Parexel International Corp. 6.82%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	926,346
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 2,688,897	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	$2,596,480
1,802,470	Surgery Center Holdings, Inc. 7.07%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,795,152
		9,580,057
	Home Builders - 0.0%
1,530,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,512,466
	Home Furnishings - 0.1%
606,954	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	599,191
2,332,837	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	2,325,839
		2,925,030
	Insurance - 0.9%
3,233,402	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,190,980
4,746,150	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	4,709,557
1,281,788	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	1,274,379
2,124,794	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	2,124,241
	Asurion LLC
897,233	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	864,852
447,018	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	432,498
1,440,000	9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,341,259
1,500,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,372,965
1,871,147	Howden Group Holdings Ltd. 7.32%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,858,517
5,140,050	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	5,103,556
4,908,749	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	4,881,162
	Truist Insurance Holdings LLC
1,287,742	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,272,186
250,000	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	249,000
3,233,040	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,210,539
		31,885,691
	Internet - 0.3%
1,710,253	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	940,639
	Go Daddy Operating Co. LLC
412,959	6.07%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	411,014
496,250	6.07%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	493,407
	MH Sub I LLC
2,891,906	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,732,851
The accompanying notes are an integral part of these financial statements.

109

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Internet - 0.3% - (continued)
$ 4,251,465	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	$3,716,248
795,000	10.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	703,575
185,000	Plano HoldCo, Inc. 7.80%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	182,225
199,496	Proofpoint, Inc. 7.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	198,200
687,278	Shutterfly, Inc. 5.32%, 10/01/2027, 1 mo. USD Term SOFR + 4.00%	592,777
2,040,000	Speedster Bidco GmbH 7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	2,022,150
		11,993,086
	Investment Company Security - 0.1%
1,236,900	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	1,228,551
1,030,855	Intrado Corp. 7.80%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	996,713
1,370,006	Nexus Buyer LLC 7.82%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	1,365,252
1,390,000	Nvent Electric PLC 7.82%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	1,383,342
		4,973,858
	IT Services - 0.5%
2,064,825	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	2,035,793
3,611,850	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	3,530,583
	Kaseya, Inc.
2,045,000	7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,028,926
335,000	9.32%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	326,766
4,021,259	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,764,904
420,267	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	420,267
	Nielsen Consumer, Inc.
EUR 855,000	5.65%, 03/06/2028, 1 mo. EURIBOR + 3.50%	956,606
$ 1,500,000	7.82%, 03/06/2028, 1 mo. USD Term SOFR + 3.50%	1,494,375
2,717,784	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,446,495
700,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	666,750
1,052,139	Tempo Acquisition LLC 6.07%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	1,042,606
		18,714,071
	Leisure Time - 0.2%
	Carnival Corp.
591,812	6.33%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	590,706
1,520,217	6.33%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	1,513,574
1,460,437	Hayward Industries, Inc. 6.94%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,453,748
2,242,304	LC AHAB U.S. Bidco LLC 7.32%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	2,175,034
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Leisure Time - 0.2% - (continued)
$ 1,588,142	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	$1,470,270
495,009	Recess Holdings, Inc. 8.03%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	489,906
		7,693,238
	Lodging - 0.0%
495,000	Station Casinos LLC 6.32%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	490,723
	Machinery-Construction & Mining - 0.1%
730,000	Terex Corp. 6.30%, 10/08/2031, 3 mo. USD Term SOFR + 2.00%	727,627
1,763,051	WEC U.S. Holdings Ltd. 6.57%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,744,980
		2,472,607
	Machinery-Diversified - 0.1%
993,731	CD&R Hydra Buyer, Inc. 8.42%, 03/25/2031, 1 mo. USD Term SOFR + 4.00%	954,608
223,312	Titan Acquisition Ltd. 8.72%, 02/15/2029, 6 mo. USD Term SOFR + 4.50%	218,130
	TK Elevator Midco GmbH
EUR 1,920,000	5.85%, 04/30/2030, 3 mo. EURIBOR + 3.25%	2,154,410
$ 1,760,062	7.24%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	1,751,261
		5,078,409
	Media - 0.3%
863,486	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	858,633
EUR 1,075,000	DLG Acquisitions Ltd. 6.56%, 05/16/2031, 3 mo. EURIBOR + 4.00%	1,214,940
	EW Scripps Co.
$ 311,700	7.76%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	257,374
419,954	10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	380,453
	NEP Group, Inc.
2,462,892	7.82%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%	2,203,894
1,460,486	8.57%, 08/19/2026, 3 mo. USD Term SOFR + 4.00%	1,303,484
210,000	NEP/NCP Holdco, Inc. 11.57%, 10/19/2026, 3 mo. USD Term SOFR + 7.00%	129,150
1,000,000	Telenet Financing USD LLC 6.44%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	975,830
3,000,000	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	2,722,500
	Virgin Media Bristol LLC
1,125,000	7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	1,091,374
1,010,000	7.69%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	994,042
		12,131,674
	Metal Fabricate/Hardware - 0.1%
1,672,260	AZZ, Inc. 6.82%, 05/13/2029, 1 mo. USD Term SOFR + 2.50%	1,668,497
The accompanying notes are an integral part of these financial statements.

110

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Mining - 0.1%
$ 1,443,221	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	$1,420,490
1,310,000	Novelis Corp. 6.29%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	1,305,913
		2,726,403
	Miscellaneous Manufacturing - 0.2%
EUR 2,001,017	CeramTec AcquiCo GmbH 6.00%, 03/16/2029, 3 mo. EURIBOR + 3.50%	2,228,271
$ 485,000	John Bean Technologies Corp. 6.67%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	483,181
1,517,375	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	1,440,247
1,541,137	Touchdown Acquirer, Inc. 7.08%, 02/21/2031, 3 mo. USD Term SOFR + 2.75%	1,510,962
		5,662,661
	Oil & Gas - 0.0%
345,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	338,963
	Oil & Gas Services - 0.0%
93,779	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(10)	469
	Packaging & Containers - 0.3%
2,060,930	Altium Packaging LLC 6.82%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	2,007,696
3,991,926	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	3,960,869
	Clydesdale Acquisition Holdings, Inc.
32,732	7.48%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	32,442
1,872,268	7.49%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,855,661
1,865,106	7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,850,894
326,700	SupplyOne, Inc. 8.07%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	324,318
2,073,469	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	2,041,973
		12,073,853
	Pharmaceuticals - 0.2%
2,750,000	Bausch Health Cos., Inc. 10.54%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	2,589,593
1,037,984	Elanco Animal Health, Inc. 6.17%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	1,031,154
1,169,125	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	1,130,883
EUR 1,320,000	IVC Acquisition Ltd. 6.43%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,479,347
$ 460,243	Option Care Health, Inc. 6.57%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	459,668
24,731	PRA Health Sciences, Inc. 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	24,741
		6,715,386
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Pipelines - 0.3%
$ 468,822	AL GCX Holdings LLC 6.32%, 05/17/2029, 1 mo. USD Term SOFR + 2.00%	$464,720
395,449	Brazos Delaware II LLC 7.32%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	394,263
112,695	Buckeye Partners LP 6.07%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	112,639
613,463	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	612,260
2,494,655	Northriver Midstream Finance LP 6.55%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,484,402
3,273,542	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	3,237,238
2,259,337	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	2,228,972
968,006	UGI Energy Services LLC 6.82%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	965,343
		10,499,837
	REITS - 0.0%
587,563	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	583,009
	Retail - 0.8%
3,538,931	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,499,118
995,000	Dave & Buster's, Inc. 7.53%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	915,092
1,825,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,779,375
1,001,761	Foundation Building Materials Holding Co. LLC 8.28%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	920,548
3,822,920	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	3,730,214
3,472,433	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	3,443,403
781,075	Johnstone Supply LLC 6.82%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	773,506
485,000	Kodiak Building Partners, Inc. 8.03%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	465,338
3,869,079	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,653,881
1,000,000	Les Schwab Tire Centers 6.81%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	991,880
2,555,424	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	1,394,623
1,447,530	Petco Health & Wellness Co., Inc. 7.81%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,259,076
1,528,652	PetSmart, Inc. 8.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,503,812
1,302,310	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,213,505
The accompanying notes are an integral part of these financial statements.

111

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Retail - 0.8% - (continued)
$ 1,491,754	Staples, Inc. 10.04%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	$1,284,146
1,972,646	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,919,286
		28,746,803
	Semiconductors - 0.0%
1,061,390	MKS Instruments, Inc. 6.32%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	1,051,307
	Software - 1.3%
524,272	Ascend Learning LLC 10.17%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	513,624
2,546,795	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	2,521,734
1,865,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	1,858,398
	Boxer Parent Co., Inc.
1,925,000	7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	1,884,305
1,260,000	10.07%, 07/30/2032, 1 mo. USD Term SOFR + 5.75%	1,188,596
1,595,713	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	1,524,624
399,000	CCC Intelligent Solutions, Inc. 6.32%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	398,003
355,000	Clearwater Analytics LLC 6.53%, 04/21/2032, 3 mo. USD Term SOFR + 2.25%	353,225
	Cotiviti Corp.
1,813,736	7.07%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,772,927
2,000,000	7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,952,500
372,192	Dayforce, Inc. 6.28%, 03/01/2031, 3 mo. USD Term SOFR + 2.00%	371,727
	DCert Buyer, Inc.
502,286	8.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	484,847
1,000,000	11.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	820,000
2,834,139	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	2,822,179
1,292,598	E2open LLC 7.94%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,284,519
1,542,051	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,530,486
1,666,325	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	1,656,860
1,562,500	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	1,554,688
	Genesys Cloud Services Holdings II LLC
EUR 1,125,000	5.44%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,261,712
$ 897,750	6.82%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	884,472
2,054,099	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	2,045,369
2,015,218	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	1,940,272
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Software - 1.3% - (continued)
$ 1,194,000	Press Ganey Holdings, Inc. 7.57%, 04/30/2031, 1 mo. USD Term SOFR + 3.25%	$1,185,379
955,450	Quartz Acquireco LLC 6.55%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	944,701
2,765,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	2,761,544
3,786,750	Rocket Software, Inc. 8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	3,757,289
2,083,964	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,080,276
4,016,316	UKG, Inc. 7.32%, 02/10/2031, 1 mo. USD Term SOFR + 3.00%	4,000,451
1,535,137	Waystar Technologies, Inc. 6.57%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	1,527,461
1,527,406	Zelis Payments Buyer, Inc. 7.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	1,489,221
		48,371,389
	Telecommunications - 0.4%
980,000	Altice France SA 9.76%, 08/15/2028, 3 mo. USD Term SOFR + 5.50%	880,040
893,250	Crown Subsea Communications Holding, Inc. 8.32%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	891,463
1,795,000	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	1,784,535
1,250,000	Level 3 Financing, Inc. 8.57%, 03/27/2032, 1 mo. USD Term SOFR + 4.25%	1,245,625
EUR 3,561,915	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	3,986,373
$ 1,209,054	Venga Finance SARL 8.32%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	1,202,634
2,824,720	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,807,941
		12,798,611
	Transportation - 0.2%
2,713,192	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	2,698,286
1,542,250	Genesee & Wyoming, Inc. 6.05%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,520,766
910,000	Stonepeak Nile Parent LLC 9.25%, 04/09/2032, 1 mo. USD Term SOFR + 1.75%	893,129
1,863,281	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	1,816,699
		6,928,880
	Total Senior Floating Rate Interests (cost $464,760,616)	$455,593,013
U.S. GOVERNMENT AGENCIES - 13.6%
	Mortgage-Backed Agencies - 13.6%
	Farm Credit Bank of Texas - 0.1%
1,957,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(8)(9)	$2,027,808
	Federal Home Loan Mortgage Corp. - 1.4%
1,565	0.00%, 11/15/2036(6)(19)	1,308
The accompanying notes are an integral part of these financial statements.

112

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 13.6% - (continued)
	Mortgage-Backed Agencies - 13.6% - (continued)
	Federal Home Loan Mortgage Corp. - 1.4% - (continued)
$ 12,137,202	1.21%, 06/25/2030(3)(4)	$577,858
3,790,112	1.23%, 01/25/2030(3)(4)	163,858
2,105,760	1.76%, 04/25/2030(3)(4)	136,292
2,658,480	1.94%, 11/25/2047(3)(4)	181,919
2,355,000	1.96%, 02/25/2047(3)(4)	182,537
4,759,080	2.02%, 10/25/2047(3)(4)	342,722
3,345,000	2.07%, 09/25/2047(3)(4)	76,242
1,150,193	2.09%, 09/25/2046(3)(4)	86,175
1,890,000	2.17%, 08/25/2047(3)(4)	146,839
3,870,000	2.23%, 05/25/2047(3)(4)	83,119
2,605,748	2.33%, 05/25/2047(3)(4)	206,978
12,730	3.00%, 03/15/2033(4)	927
2,860,648	3.00%, 12/25/2052(4)	515,602
1,955,000	3.49%, 06/25/2048(3)(4)	268,762
75,919	4.50%, 03/15/2041	75,883
2,527,637	4.50%, 05/25/2050(4)	508,702
36,395	4.75%, 07/15/2039	36,764
3,355	5.50%, 08/15/2033	3,477
8,659	6.50%, 07/15/2036	9,017
180,000	8.10%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	186,906
4,740,000	8.35%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,923,254
730,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	757,060
3,670,000	11.20%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,888,739
2,395,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	2,537,215
13,320,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	15,699,839
2,770,000	12.10%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,018,143
11,225,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	11,940,594
4,200,000	13.60%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	4,481,942
		51,038,673
	Federal National Mortgage Association - 0.1%
38,125	2.03%, 04/25/2055(3)(4)	1,739
4,316	2.50%, 06/25/2028(4)	107
15,673	3.00%, 01/25/2028(4)	287
25,928	3.16%, 12/01/2026	25,551
12,599	3.50%, 05/25/2030(4)	685
19,745	3.87%, 10/01/2025	19,653
30,184	3.89%, 05/01/2030	29,844
9,123	4.00%, 03/25/2042(4)	991
69	4.50%, 07/25/2027(4)	0
34,251	5.50%, 04/25/2035	35,726
9,093	5.50%, 04/25/2037	9,525
94,264	5.50%, 06/25/2042(4)	19,169
636	5.53%, 05/25/2042(3)(4)	44
2,687,844	6.00%, 04/01/2039	2,760,835
		2,904,156
	Government National Mortgage Association - 2.4%
8,202	4.00%, 05/16/2042(4)	724
27,105,053	4.00%, 11/20/2052	25,306,573
13,533,852	4.50%, 10/20/2052	13,034,607
20,747	5.00%, 10/16/2041(4)	3,581
20,235,000	5.50%, 05/20/2054(20)	20,224,171
10,320,000	6.00%, 05/20/2054(20)	10,437,309
17,400,000	6.00%, 04/20/2055	17,607,699
		86,614,664
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 13.6% - (continued)
	Mortgage-Backed Agencies - 13.6% - (continued)
	Uniform Mortgage-Backed Security - 9.6%
$ 12,480,000	2.50%, 05/01/2054(20)	$10,373,011
7,270,000	3.50%, 03/01/2052(20)	6,560,358
25,370,000	4.00%, 04/01/2055(20)	23,643,545
12,275,000	4.50%, 05/01/2055(20)	11,737,973
18,350,000	5.00%, 05/01/2039(20)	18,447,728
18,875,000	5.00%, 05/01/2054(20)	18,475,156
10,875,000	5.50%, 05/01/2039(20)	11,047,871
236,425,000	5.50%, 05/01/2054(20)	235,914,611
15,700,000	6.00%, 05/01/2054(20)	15,926,256
		352,126,509
	Total U.S. Government Agencies (cost $493,885,978)	$494,711,810
U.S. GOVERNMENT SECURITIES - 11.7%
	U.S. Treasury Securities - 11.7%
	U.S. Treasury Bonds - 7.3%
2,200,000	2.25%, 08/15/2046	$1,455,180
29,900,000	2.50%, 02/15/2045	21,255,863
66,440,000	3.38%, 11/15/2048(21)(22)	53,071,545
14,845,000	3.63%, 08/15/2043(22)	12,894,274
9,545,000	3.63%, 05/15/2053	7,899,606
24,640,000	3.88%, 02/15/2043	22,301,125
36,415,000	4.00%, 11/15/2042	33,575,768
17,955,000	4.00%, 11/15/2052(23)	15,925,945
32,290,000	4.13%, 08/15/2044	29,928,794
43,900,000	4.13%, 08/15/2053(21)(24)	39,787,805
18,435,000	4.25%, 08/15/2054	17,089,821
10,240,000	4.50%, 11/15/2054	9,912,000
257,400	4.63%, 02/15/2055	254,705
		265,352,431
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
33,002,267	0.25%, 02/15/2050(15)	19,270,444
520,369	0.63%, 02/15/2043(15)	389,169
35,876,633	0.75%, 02/15/2042(15)	28,019,732
20,518,749	0.75%, 02/15/2045(15)	15,076,125
6,611,070	1.00%, 02/15/2046(15)	5,034,656
17,795,700	1.38%, 02/15/2044(15)	15,043,955
		82,834,081
	U.S. Treasury Inflation-Indexed Notes - 0.9%
33,238,107	1.75%, 01/15/2034(15)	32,913,965
	U.S. Treasury Notes - 1.2%
34,305,000	3.88%, 08/15/2034	33,602,820
10,195,000	4.25%, 11/15/2034	10,273,055
1,204,500	4.63%, 02/15/2035	1,249,669
		45,125,544
	Total U.S. Government Securities (cost $448,644,535)	$426,226,021
COMMON STOCKS - 0.0%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(11)(25)	$—
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	146,413
	Real Estate Management & Development - 0.0%
5,583	Zillow Group, Inc. Class C*	375,903
	Software & Services - 0.0%
1,978	MongoDB, Inc.*	340,552
	Total Common Stocks (cost $1,227,657)	$862,868
The accompanying notes are an integral part of these financial statements.

113

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
493,000	Invesco Senior Loan ETF	$10,214,960
392,700	SPDR Blackstone Senior Loan ETF	16,014,306
	Total Exchange-Traded Funds (cost $26,893,487)	$26,229,266
PREFERRED STOCKS - 0.8%
	Banks - 0.0%
54,025	JP Morgan Chase & Co. Series MM, 4.20%(26)	$961,645
	Capital Goods - 0.2%
105,827	Boeing Co. (Preference Shares), 6.00%	6,495,661
	Equity Real Estate Investment Trusts (REITs) - 0.0%
52,500	Public Storage Series K, REIT, 4.75%(26)	1,012,725
	Financial Services - 0.3%
67,000	Ares Management Corp. Series B, 6.75%	3,307,790
56,189	Bank of New York Mellon Corp. Series K, 6.15%*(26)	1,411,468
43,251	Corebridge Financial, Inc. (Preference Shares), 6.38%	1,031,969
77,950	Morgan Stanley Series Q, 6.63%(26)	1,959,663
80,731	Synchrony Financial Series B, 8.25%(26)	2,036,843
		9,747,733
	Insurance - 0.0%
70,127	Enstar Group Ltd. Series D, 7.00%(26)	1,495,107
	Telecommunication Services - 0.1%
17,239	U.S. Cellular Corp. (Preference Shares), 6.25%	406,840
78,229	U.S. Cellular Corp. (Preference Shares), 5.50%	1,717,909
47,432	U.S. Cellular Corp. (Preference Shares), 5.50%	1,052,042
		3,176,791
	Utilities - 0.2%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%	1,183,259
30,000	PG&E Corp. Series A, 6.00%	1,304,700
14,680	Sempra (Preference Shares), 5.75%	305,931
115,925	Southern Co. (Preference Shares), 6.50%	2,959,566
34,405	Southern Co. Series 2020, 4.95%	689,820
		6,443,276
	Total Preferred Stocks (cost $28,993,866)	$29,332,938
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(11)(25)	$9,700
	Total Warrants (cost $—)	$9,700
	Total Long-Term Investments (cost $3,984,461,531)	$3,941,064,221
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 630,209	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $630,286; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $642,935		$630,209
	Total Short-Term Investments (cost $630,209)		$630,209
	Total Investments (cost $3,985,091,740)	107.9%	$3,941,694,430
	Other Assets and Liabilities	(7.9)%	(288,566,287)
	Net Assets	100.0%	$3,653,128,143
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$1,410,710,423, representing 38.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is a zero-coupon bond.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $609,373,485, representing 16.7% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
The accompanying notes are an integral part of these financial statements.

114

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Investment valued using significant unobservable inputs.
(12)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,055,841 at April 30, 2025.
(13)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(14)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(17)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $493,782, which represents to 0.0% of total net assets.

(18)	All or a portion of the security represents unsettled bank loan commitments at April 30, 2025, where the rate will be determined at time of settlement.
(19)	Security disclosed is principal-only strips.
(20)	Represents or includes a TBA transaction.
(21)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of April 30, 2025, the market value of securities pledged was $4,672,440.
(22)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2025, the market value of securities pledged was $2,361,324.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $10,643,906.
(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $33,633,837.
(25)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $9,700 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$9,700
08/2015	PES Energy Liquidating Trust	3,682	31,941	—
			$31,941	$9,700

(26)	Perpetual security with no stated maturity date.

OTC Swaptions Outstanding at April 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(89,900,000)	$(897,457)	$(737,180)	$(160,277)
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(83,525,000)	(2,132,478)	(1,244,649)	(887,829)
							$(3,029,935)	$(1,981,829)	$(1,048,106)
Put
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(89,900,000)	$(897,457)	$(1,285,570)	$388,113
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(83,525,000)	(2,132,477)	(1,597,909)	(534,568)
							$(3,029,934)	$(2,883,479)	$(146,455)
Total Written Option Contracts OTC swaption contracts							$(6,059,869)	$(4,865,308)	$(1,194,561)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	855	06/16/2025	$62,966,754	$1,590,593
Canadian 10-Years Bond Future	574	06/19/2025	51,487,625	172,623
The accompanying notes are an integral part of these financial statements.

115

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Euro-BUND Future	74	06/06/2025	$11,047,241	$64,284
U.S. Treasury 2-Year Note Future	1,569	06/30/2025	326,584,899	552,254
U.S. Treasury 5-Year Note Future	10,107	06/30/2025	1,103,637,029	10,144,577
U.S. Treasury 10-Year Note Future	4,880	06/18/2025	547,627,500	349,729
U.S. Treasury 10-Year Ultra Future	1,229	06/18/2025	141,008,547	451,772
U.S. Treasury Long Bond Future	10	06/18/2025	1,166,250	30,610
Total				$13,356,442
Short position contracts:
Euro BUXL 30-Year Bond Future	(103)	06/06/2025	$(14,480,435)	$(593,386)
Euro-BOBL Future	(959)	06/06/2025	(129,966,468)	(1,304,608)
Euro-Schatz Future	(362)	06/06/2025	(44,113,584)	(233,028)
French Government Bond Future	(225)	06/06/2025	(32,024,551)	(841,905)
Long Gilt Future	(1)	06/26/2025	(124,634)	(1,587)
U.S. Treasury Ultra Bond Future	(355)	06/18/2025	(42,966,094)	(656,300)
Total				$(3,630,814)
Total futures contracts				$9,725,628

TBA Sale Commitments Outstanding at April 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$6,440,000	05/20/2055	$(5,487,577)	$(72,946)
Government National Mortgage Association, 4.00%	27,050,000	05/20/2055	(25,173,947)	(259,418)
Government National Mortgage Association, 4.50%	785,000	05/20/2055	(751,330)	(9,566)
Government National Mortgage Association, 6.00%	33,910,000	05/20/2054	(34,295,461)	(165,753)
Uniform Mortgage-Backed Security, 3.00%	16,650,000	02/01/2052	(14,447,242)	(136,263)
Uniform Mortgage-Backed Security, 3.50%	35,920,000	03/01/2052	(32,413,765)	(184,139)
Uniform Mortgage-Backed Security, 4.00%	25,400,000	04/01/2055	(23,671,504)	(255,879)
Uniform Mortgage-Backed Security, 4.00%	35,550,000	06/01/2052	(33,121,498)	(215,876)
Uniform Mortgage-Backed Security, 4.50%	290,000	05/01/2055	(277,313)	(476)
Uniform Mortgage-Backed Security, 5.00%	18,850,000	05/01/2039	(18,950,391)	(232,930)
Uniform Mortgage-Backed Security, 6.50%	36,250,000	05/01/2054	(37,329,146)	(213,052)
Total TBA sale commitments (proceeds receivable $224,172,876)			$(225,919,174)	$(1,746,298)
At April 30, 2025, the aggregate market value of TBA Sale Commitments represents (6.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	1,850,000	(1.00%)	06/20/2030	Quarterly	$101,386	$—	$79,766	$(21,620)
Sell protection:
CDX.NA.HY.S44.V1	USD	94,397,425	5.00%	06/20/2030	Quarterly	$2,569,524	$—	$3,794,668	$1,225,144
ITRAXX-XOVER S43.V1	EUR	118,580,000	5.00%	06/20/2030	Quarterly	5,194,530	—	9,422,495	4,227,965
Total						$7,764,054	$—	$13,217,163	$5,453,109
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	7,250,000	(1.00%)	12/20/2029	Quarterly	$38,981	$—	$86,633	$47,652
Societe Generale SA	EUR	935,000	(1.00%)	06/20/2030	Quarterly	14,326	—	(2,957)	(17,283)
Total						$53,307	$—	$83,676	$30,369
The accompanying notes are an integral part of these financial statements.

116

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection:
Danske Bank AS (A-)	EUR	7,300,000	1.00%	12/20/2029	Quarterly	$—	$(18,025)	$22,916	$40,941
Lloyds Banking Group PLC (BB-)	EUR	915,000	1.00%	06/20/2030	Quarterly	—	(11,469)	(13,110)	(1,641)
Total						$—	$(29,494)	$9,806	$39,300
Total						$53,307	$(29,494)	$93,482	$69,669
Total centrally cleared credit default swap contracts						$7,918,747	$(29,494)	$13,390,411	$5,501,158

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	$—	$—	$(179,908)	$(179,908)
4.16% Fixed	12 Mo. USD SOFR	USD	64,955,000	03/19/2045	Annual	—	(125,155)	(2,447,112)	(2,321,957)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	32,027	—	1,607,717	1,575,690
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	87,684	—	1,343,651	1,255,967
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(56,744)	632,771	689,515
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	51,732	—	578,471	526,739
3.41% Fixed	12 Mo. USD SOFR	USD	4,760,000	09/18/2054	Annual	—	(15,571)	377,926	393,497
3.75% Fixed	12 Mo. USD SOFR	USD	9,815,000	12/18/2054	Annual	14,332	—	140,551	126,219
Total centrally cleared interest rate swaps contracts						$185,775	$(197,470)	$2,054,067	$2,065,762

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
965,000	BRL	167,742	USD	MSC	06/03/2025	$846
15,356,000	BRL	2,691,532	USD	JPM	06/03/2025	(8,802)
1,878,102,000	CLP	1,994,798	USD	DEUT	06/18/2025	(12,038)
6,247,116,000	COP	1,477,995	USD	MSC	06/18/2025	(10,072)
6,247,116,000	COP	1,482,133	USD	DEUT	06/18/2025	(14,209)
1,206,000	EUR	1,369,662	USD	JPM	05/30/2025	(886)
1,415,000	EUR	1,610,600	USD	BNP	05/30/2025	(4,615)
4,729,000	EUR	5,128,359	USD	UBS	06/18/2025	245,481
3,831,000	EUR	4,164,634	USD	SGG	06/18/2025	188,756
3,684,000	EUR	4,049,505	USD	SSG	06/18/2025	136,840
2,098,000	EUR	2,274,895	USD	JPM	06/18/2025	109,186
198,000	EUR	220,211	USD	BCLY	06/18/2025	4,788
2,000	EUR	2,190	USD	DEUT	06/18/2025	82
152,000	GBP	202,750	USD	BOA	05/30/2025	(158)
861,011,000	HUF	2,328,574	USD	BCLY	06/18/2025	77,115
256,650,000	INR	2,923,554	USD	GSC	06/18/2025	98,631
20,204,000	MXN	983,546	USD	WFB	06/18/2025	39,824
1,170,000	MXN	57,933	USD	CBK	06/18/2025	1,330
146,420,000	PHP	2,554,275	USD	SCB	06/18/2025	67,756
80,495,000	TRY	2,029,371	USD	BCLY	06/18/2025	(54,950)
16,562,619	USD	27,215,000	AUD	SCB	05/07/2025	(870,906)
17,133,134	USD	26,715,000	AUD	BOA	06/05/2025	14,278
58,705	USD	344,000	BRL	GSC	06/03/2025	(1,393)
9,596,863	USD	57,157,000	BRL	GSC	06/18/2025	(355,392)
8,961,186	USD	12,710,000	CAD	BOA	05/07/2025	(261,543)
8,315,942	USD	11,440,000	CAD	SGG	06/05/2025	2,330
6,535,632	USD	5,540,000	CHF	NWM	05/07/2025	(182,280)
6,250,380	USD	5,125,000	CHF	SSG	06/05/2025	13,621
747,059	USD	685,800,000	CLP	MSC	06/18/2025	23,042
2,950,138	USD	21,195,000	CNH	CBK	06/18/2025	23,185
The accompanying notes are an integral part of these financial statements.

117

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
127,378	USD	536,900,000	COP	BOA	06/18/2025	$1,220
1,864,072	USD	42,611,000	CZK	CBK	06/18/2025	(72,713)
17,295,526	USD	15,656,000	EUR	SSG	05/07/2025	(447,896)
132,532,000	USD	115,967,960	EUR	JPM	05/30/2025	911,669
152,957,184	USD	134,048,679	EUR	DEUT	05/30/2025	815,752
981,774	USD	862,000	EUR	SSG	05/30/2025	3,429
1,107,232	USD	972,585	EUR	GSC	05/30/2025	3,376
17,029,296	USD	14,972,000	EUR	SSG	06/05/2025	30,739
136,944	USD	120,000	EUR	JPM	06/18/2025	581
2,193	USD	2,000	EUR	CBA	06/18/2025	(80)
120,081,551	USD	109,645,393	EUR	DEUT	06/18/2025	(4,514,954)
16,432,855	USD	12,632,000	GBP	NWM	05/07/2025	(401,707)
29,638,560	USD	22,285,000	GBP	BCLY	05/30/2025	(63,885)
13,924,377	USD	10,432,000	GBP	SSG	06/05/2025	19,836
332,986	USD	118,500,000	HUF	BCLY	06/18/2025	1,893
15,692,899	USD	2,273,300,000	JPY	SSG	05/07/2025	(218,997)
13,028,661	USD	1,854,600,000	JPY	SGG	06/05/2025	4,998
640,556	USD	12,640,000	MXN	SSG	06/18/2025	317
8,059,554	USD	35,500,000	MYR	BNP	06/18/2025	(184,220)
11,387,831	USD	120,960,000	NOK	GSC	05/07/2025	(239,165)
8,523,434	USD	88,560,000	NOK	GSC	06/05/2025	10,694
1,192,610	USD	4,325,000	PEN	BOA	06/18/2025	14,791
386,175	USD	1,419,000	PEN	SCB	06/18/2025	(259)
275,321	USD	1,015,000	PEN	GSC	06/18/2025	(1,092)
900,453	USD	3,312,000	PEN	DEUT	06/18/2025	(1,498)
542,472	USD	31,050,000	PHP	JPM	06/18/2025	(13,559)
543,143	USD	2,380,000	RON	BCLY	06/18/2025	2,780
6,348,185	USD	62,910,000	SEK	NWM	05/07/2025	(163,289)
6,217,488	USD	59,900,000	SEK	BOA	06/05/2025	6,504
4,345,631	USD	146,018,000	THB	CBK	06/18/2025	(41,573)
616,226	USD	11,329,000	ZAR	UBS	06/18/2025	9,566
358,111	USD	6,670,000	ZAR	BCLY	06/18/2025	937
Total foreign currency contracts						$(5,255,958)

Foreign Cross Currency Contracts Outstanding at April 30, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	11,918,634	JPM	05/30/2025	GBP	12,000,934	$(82,300)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

118

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$764,039,995	$—	$764,039,995	$—
Convertible Bonds	256,027,665	—	256,027,665	—
Corporate Bonds	1,260,091,157	—	1,260,091,157	—
Foreign Government Obligations	219,248,974	—	219,248,974	—
Municipal Bonds	8,690,814	—	8,690,814	—
Senior Floating Rate Interests	455,593,013	—	455,593,013	—
U.S. Government Agencies	494,711,810	—	494,711,810	—
U.S. Government Securities	426,226,021	—	426,226,021	—
Common Stocks	862,868	862,868	—	—
Exchange-Traded Funds	26,229,266	26,229,266	—	—
Preferred Stocks	29,332,938	29,332,938	—	—
Warrants	9,700	—	—	9,700
Short-Term Investments	630,209	—	630,209	—
Foreign Currency Contracts(2)	2,886,173	—	2,886,173	—
Futures Contracts(2)	13,356,442	13,356,442	—	—
Swaps - Credit Default(2)	5,541,702	—	5,541,702	—
Swaps - Interest Rate(2)	4,567,627	—	4,567,627	—
Total	$3,968,046,374	$69,781,514	$3,898,255,160	$9,700
Liabilities
Foreign Currency Contracts(2)	$(8,224,431)	$—	$(8,224,431)	$—
Futures Contracts(2)	(3,630,814)	(3,630,814)	—	—
Swaps - Credit Default(2)	(40,544)	—	(40,544)	—
Swaps - Interest Rate(2)	(2,501,865)	—	(2,501,865)	—
TBA Sale Commitments	(225,919,174)	—	(225,919,174)	—
Written Options	(6,059,869)	—	(6,059,869)	—
Total	$(246,376,697)	$(3,630,814)	$(242,745,883)	$—

(1)
For the six-month period ended April 30, 2025, investments valued at $1,041,300 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

119

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5%
	Alabama - 0.2%
$ 150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	$151,443
	Arizona - 2.1%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	639,652
185,000	5.00%, 12/01/2038	196,472
100,000	5.00%, 09/01/2042	101,315
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	207,869
	Tempe Industrial Dev Auth, AZ, Rev
270,000	4.00%, 12/01/2025	269,076
240,000	4.00%, 12/01/2026	238,721
		1,653,105
	California - 6.7%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(1)	587,078
900,000	5.50%, 05/01/2054(1)	945,772
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	196,455
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	495,179
1,665,000	5.00%, 12/31/2031	1,696,446
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM) 5.00%, 09/01/2032	45,160
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	190,531
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	152,107
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,118
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(2)	92,260
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	133,673
	State of California, CA, GO
120,000	5.00%, 03/01/2035	136,719
345,000	5.00%, 09/01/2036	382,948
		5,155,446
	Colorado - 2.1%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	184,871
430,000	5.00%, 05/15/2034	481,582
125,000	5.00%, 05/15/2036	134,478
70,000	5.00%, 05/15/2037	74,901
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	125,002
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	474,607
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	113,958
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM) 5.00%, 12/15/2030	25,767
		1,615,166
	Connecticut - 1.1%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	100,929
	Connecticut State Health & Educational Facs Auth, CT, Rev
450,000	5.00%, 07/01/2025	450,899
60,000	5.00%, 07/01/2042	60,411
250,000	Town of Hamden, CT, GO, (AGM) 5.00%, 08/15/2025	251,184
		863,423
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	District of Columbia - 0.2%
$ 150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	$142,602
	Florida - 3.0%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	138,353
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	64,244
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	201,246
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	156,111
125,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2027	130,393
500,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2043	511,698
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	425,075
135,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	136,171
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	573,533
		2,336,824
	Georgia - 1.6%
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	56,691
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	174,152
315,000	5.50%, 09/15/2028	330,293
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	101,791
235,000	5.00%, 01/01/2033	252,072
350,000	5.00%, 07/01/2052	354,446
		1,269,445
	Illinois - 13.3%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	272,035
100,000	5.75%, 04/01/2035	102,740
	Chicago Board of Education, IL, GO
150,000	5.00%, 12/01/2027	152,693
500,000	5.00%, 12/01/2041	492,882
200,000	5.00%, 12/01/2046	185,655
500,000	5.25%, 12/01/2036	513,727
140,000	5.25%, 12/01/2039	134,726
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
175,000	5.00%, 12/01/2045	175,001
250,000	5.00%, 12/01/2046	245,783
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	810,406
450,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2039	465,457
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	240,500
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	198,693
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	150,056
115,000	5.00%, 08/15/2033	122,226
245,000	5.00%, 08/15/2035	245,363
150,000	5.00%, 10/01/2041	150,078
	Illinois Housing Dev Auth, IL, Rev,
225,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	238,433
305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	334,285
	Illinois State Toll Highway Auth, IL, Rev
100,000	5.00%, 01/01/2031	105,243
The accompanying notes are an integral part of these financial statements.

120

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Illinois - 13.3% - (continued)
$ 105,000	5.00%, 01/01/2038	$114,207
	Kane County School Dist No. 131 Aurora East Side, IL, GO,
85,000	(AGM) 5.00%, 12/01/2025	85,753
130,000	(AGM) 5.00%, 12/01/2026	133,494
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(3)	74,528
200,000	5.00%, 12/15/2045	200,760
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AGC) 5.00%, 01/01/2043	1,037,646
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,046,163
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AGM) 5.00%, 01/01/2033	324,484
300,000	(AGM) 5.00%, 01/01/2034	331,620
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	408,797
50,000	5.00%, 02/01/2027	51,277
150,000	5.00%, 11/01/2028	154,826
330,000	5.00%, 10/01/2031	349,062
315,000	5.00%, 12/01/2034	321,849
215,000	5.00%, 03/01/2046	215,509
		10,185,957
	Indiana - 2.0%
78,211	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	69,903
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,051,127
105,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	103,759
270,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	291,881
		1,516,670
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	188,578
245,000	5.00%, 12/01/2033	255,928
		444,506
	Kentucky - 0.3%
195,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	211,214
	Louisiana - 0.8%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	296,863
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	99,489
100,000	6.00%, 11/15/2030	100,071
100,000	Louisiana Public Facs Auth, LA, Rev 5.00%, 05/15/2035	100,063
		596,486
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2046	427,689
	Maryland - 1.1%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	858,766
	Massachusetts - 4.5%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	4.22%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(4)(5)	234,994
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Massachusetts - 4.5% - (continued)
$ 305,000	5.00%, 01/01/2027	$312,211
105,000	5.00%, 07/01/2034	105,309
1,000,000	5.00%, 07/01/2035	1,001,974
150,000	5.00%, 07/01/2037	148,880
150,000	5.00%, 07/01/2044	143,491
100,000	5.00%, 10/01/2047(4)	94,960
150,000	5.00%, 07/01/2048	150,341
500,000	5.00%, 07/01/2050	503,291
	Massachusetts Housing Finance Agency, MA, Rev,
230,000	(FHLMC), (FNMA), (GNMA) 3.50%, 06/01/2027	227,896
520,000	(FHLMC), (FNMA), (GNMA) 3.55%, 12/01/2027	514,182
		3,437,529
	Michigan - 2.8%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	150,435
250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	260,000
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	170,766
100,000	5.00%, 07/01/2035	99,747
100,000	5.00%, 05/15/2038	100,041
850,000	5.50%, 02/28/2057	890,591
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	90,527
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	393,822
		2,155,929
	Minnesota - 1.4%
74,394	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	65,321
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,025,975
		1,091,296
	Mississippi - 0.8%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	179,343
400,000	5.00%, 10/15/2037	407,821
		587,164
	Missouri - 0.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	246,430
	Montana - 0.3%
50,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	50,167
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	152,327
		202,494
	Nebraska - 0.8%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	300,873
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	297,082
		597,955
	Nevada - 0.5%
150,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	155,894
250,000	Clark County School Dist, NV, GO, (AGM) 4.00%, 06/15/2036	249,133
		405,027
	New Hampshire - 0.4%
295,000	New Hampshire Business Finance Auth, NH, Rev, (BAM) 5.25%, 06/01/2051	305,467
The accompanying notes are an integral part of these financial statements.

121

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	New Jersey - 0.9%
$ 170,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	$178,095
510,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	539,494
		717,589
	New Mexico - 0.5%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	201,334
160,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	160,156
		361,490
	New York - 6.5%
280,000	City of New York, NY, GO 5.00%, 02/01/2041	300,347
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	494,583
	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev
300,000	5.00%, 11/15/2036	303,185
60,000	5.25%, 11/15/2036	60,903
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	213,764
500,000	5.00%, 11/15/2045	504,849
400,000	5.00%, 11/15/2048	402,000
	New York City Municipal Water Finance Auth, NY, Rev
1,250,000	4.13%, 06/15/2046	1,184,724
305,000	5.50%, 06/15/2039(6)	348,652
90,000	New York City Transitional Finance Auth, NY, Rev 5.00%, 02/01/2038	98,168
1,000,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2041	803,093
50,000	New York Transportation Dev Corp., NY, Rev, (AGM) 5.25%, 06/30/2039	52,984
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(2)	218,384
		4,985,636
	North Carolina - 1.7%
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	414,401
120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	132,717
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	167,980
185,000	4.00%, 09/01/2034	176,021
250,000	5.00%, 01/01/2031	244,981
30,000	5.00%, 01/01/2039	27,598
120,000	5.00%, 01/01/2044	117,076
		1,280,774
	Ohio - 1.7%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	199,029
250,000	5.00%, 02/15/2040	264,480
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	155,911
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	63,184
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	416,872
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	175,559
		1,275,035
	Oregon - 1.1%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(2)	118,689
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (SCH BD GTY) 0.00%, 06/15/2041(2)	447,477
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Oregon - 1.1% - (continued)
$ 40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(2)	$23,492
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	19,017
55,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	55,001
35,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	35,055
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	116,471
		815,202
	Pennsylvania - 6.7%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	309,591
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	784,465
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(4)	117,021
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2036	273,174
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	395,821
100,000	5.13%, 07/01/2037	97,082
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	169,872
570,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2044	590,420
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	100,061
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	188,180
	Pennsylvania Housing Finance Agency, PA, Rev
40,000	4.75%, 04/01/2033	40,064
515,000	5.50%, 10/01/2053	541,036
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	134,156
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2033	52,776
	School Dist of Philadelphia, PA, GO,
250,000	(ST AID WITHHLDG) 4.00%, 09/01/2036	240,715
1,000,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,091,202
		5,125,636
	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	375,582
175,000	5.00%, 07/01/2058	167,087
		542,669
	Rhode Island - 2.1%
1,000,000	Rhode Island Health & Educational Building Corp., RI, Rev, (BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,066,938
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	112,895
460,000	5.00%, 12/01/2028	474,635
		1,654,468
	South Carolina - 4.0%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
575,000	5.00%, 10/01/2035	617,804
615,000	5.00%, 11/01/2035	672,404
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	196,977
The accompanying notes are an integral part of these financial statements.

122

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	South Carolina - 4.0% - (continued)
$ 200,000	4.00%, 12/01/2038	$192,330
	South Carolina State Housing Finance & Dev Auth, SC, Rev
790,000	5.75%, 01/01/2054	845,452
470,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	527,854
		3,052,821
	South Dakota - 0.4%
	South Dakota Housing Dev Auth, SD, Rev
135,000	4.00%, 11/01/2049	135,138
135,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	142,692
		277,830
	Tennessee - 2.0%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	106,656
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	947,625
235,000	5.00%, 05/01/2035	249,910
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	202,958
		1,507,149
	Texas - 9.4%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD) 4.00%, 08/15/2030	150,415
250,000	(PSF-GTD) 5.00%, 02/15/2027	258,031
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	316,596
600,000	4.00%, 01/01/2040	567,931
1,000,000	5.00%, 01/01/2046	1,012,819
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	549,043
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	162,786
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	982,420
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	153,947
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	252,243
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2037	287,528
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	150,079
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	522,114
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	93,168
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	137,551
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	969,780
225,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.00%, 03/01/2050	160,180
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	252,183
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(2)	32,701
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2036	200,103
		7,211,618
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	177,007
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Vermont - 1.2%
$ 875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	$891,813
	Virginia - 2.2%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	69,750
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	380,290
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	622,284
500,000	4.00%, 01/01/2039	469,645
170,000	5.00%, 12/31/2047	170,716
		1,712,685
	Washington - 3.2%
1,000,000	Grant County Public Utility Dist No. 2 Priest Rapids Hydroelectric Project, WA, Rev 5.00%, 01/01/2040	1,075,871
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	145,066
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	135,271
500,000	5.00%, 09/01/2040	510,534
475,000	5.00%, 10/01/2042	475,855
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(4)	144,543
		2,487,140
	Wisconsin - 3.5%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	413,520
500,000	(AGM) 4.00%, 07/01/2059	422,993
200,000	5.00%, 10/01/2043(4)	189,652
95,000	5.00%, 10/01/2044	95,364
150,000	(AGM) 5.00%, 07/01/2048	148,196
285,000	5.25%, 06/15/2035	301,485
100,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(2)	83,382
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	306,920
255,000	4.00%, 08/15/2046	206,352
45,000	5.00%, 11/01/2025	45,043
100,000	5.75%, 08/15/2059	102,556
340,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	364,786
		2,680,249
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	75,284
	Total Municipal Bonds (cost $77,612,734)	$73,290,128
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.7%
563,787	3.15%, 10/15/2036	$506,907
	Total U.S. Government Agencies (cost $573,035)	$506,907
	Total Long-Term Investments (cost $78,185,769)	$73,797,035
The accompanying notes are an integral part of these financial statements.

123

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 537,828	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $537,893; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $548,604		$537,828
	Total Short-Term Investments (cost $537,828)		$537,828
	Total Investments (cost $78,723,597)	96.9%	$74,334,863
	Other Assets and Liabilities	3.1%	2,411,758
	Net Assets	100.0%	$76,746,621
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$781,170, representing 1.0% of net assets.

(5)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $341,853 at April 30, 2025.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$73,290,128	$—	$73,290,128	$—
U.S. Government Agencies	506,907	—	506,907	—
Short-Term Investments	537,828	—	537,828	—
Total	$74,334,863	$—	$74,334,863	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

124

The Hartford Total Return Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3%
	Asset-Backed - Automobile - 0.8%
$ 1,185,000	Avis Budget Rental Car Funding AESOP LLC 5.58%, 12/20/2030(1)	$1,189,311
414,923	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	415,207
	Credit Acceptance Auto Loan Trust
5,210,000	4.68%, 09/15/2034(1)	5,231,093
2,740,000	5.68%, 03/15/2034(1)	2,777,827
5,780,000	6.11%, 08/15/2034(1)	5,939,866
375,553	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	376,085
	GLS Auto Receivables Issuer Trust
3,220,000	4.89%, 04/16/2029(1)	3,236,094
5,720,000	4.98%, 07/16/2029(1)	5,773,594
2,885,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	2,891,189
1,935,000	Prestige Auto Receivables Trust 4.56%, 02/15/2029(1)	1,931,223
2,235,000	Santander Bank Auto Credit-Linked Notes 4.97%, 01/18/2033(1)	2,238,004
1,002,365	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	1,002,573
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,715,094
		34,717,160
	Asset-Backed - Manufactured Housing - 0.0%
1,319,968	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,186,523
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
2,593,932	1.11%, 02/18/2070(1)	2,309,077
3,246,929	5.51%, 10/15/2071(1)	3,319,422
		5,628,499
	Commercial Mortgage-Backed Securities - 4.3%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,159,702
	280 Park Avenue Mortgage Trust
930,000	5.68%, 09/15/2034, 1 mo. USD Term SOFR + 1.38%(1)(2)	889,313
3,362,000	6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,160,779
1,654,103	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,570,431
	BBCMS Mortgage Trust
6,535,000	1.09%, 04/15/2053(3)(4)	289,256
15,942,089	1.33%, 09/15/2057(3)(4)	1,264,629
16,509,749	1.36%, 02/15/2062(3)(4)	1,434,341
18,090,064	1.61%, 02/15/2050(3)(4)	339,350
14,065,388	1.86%, 02/15/2057(3)(4)	1,416,363
1,640,000	3.66%, 04/15/2055(4)	1,510,462
	Benchmark Mortgage Trust
10,177,694	0.62%, 07/15/2051(3)(4)	116,380
32,847,886	0.72%, 07/15/2056(3)(4)	1,241,302
40,351,926	0.73%, 04/10/2051(3)(4)	561,158
30,470,292	0.78%, 01/15/2052(3)(4)	547,569
7,666,093	1.20%, 08/15/2052(3)(4)	224,427
19,019,874	1.38%, 03/15/2062(3)(4)	762,674
9,890,582	1.43%, 12/15/2056(3)(4)	594,974
14,095,233	1.62%, 01/15/2054(3)(4)	957,310
6,382,568	1.92%, 07/15/2053(3)(4)	327,837
2,715,984	3.04%, 08/15/2052	2,638,732
2,990,000	4.02%, 03/15/2052	2,901,580
20,942,110	BMO Mortgage Trust 1.08%, 07/15/2057(3)(4)	1,385,752
4,410,000	BOCA Commercial Mortgage Trust 6.66%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	4,365,900
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Commercial Mortgage-Backed Securities - 4.3% - (continued)
	BPR Trust
$ 3,270,000	5.85%, 11/05/2041(1)(4)	$3,266,170
3,770,000	7.55%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,768,676
7,425,000	7.89%, 10/05/2038(1)(4)	7,731,963
6,020,000	BWAY Trust 7.46%, 05/05/2042(1)(4)	6,143,195
601,000	BX Trust 7.36%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	599,309
2,535,000	CAMB Commercial Mortgage Trust 7.17%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,508,130
2,412,924	Cantor Commercial Real Estate Lending 1.27%, 05/15/2052(3)(4)	76,868
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,324,145
83,390	Citigroup Commercial Mortgage Trust 0.95%, 04/10/2048(3)(4)	1
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,215,920
1,320,000	4.08%, 01/10/2039(1)(4)	1,190,074
2,711,000	6.51%, 12/10/2041(1)(4)	2,749,803
	CSAIL Commercial Mortgage Trust
81,500	0.17%, 04/15/2050(3)(4)	0 (5)
6,581,803	0.70%, 06/15/2057(3)(4)	70
2,890,573	0.99%, 11/15/2048(3)(4)	4,847
6,057,565	2.02%, 01/15/2049(3)(4)	47,072
	DBJPM Mortgage Trust
5,201,901	1.82%, 09/15/2053(3)(4)	231,956
3,600,000	2.89%, 08/10/2049	3,482,433
	DC Trust
1,410,000	5.93%, 04/13/2040(1)(4)	1,422,561
705,000	7.29%, 04/13/2040(1)(4)	710,139
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(4)	431,069
230,000	3.97%, 10/25/2049(1)(4)	226,021
760,000	FS Trust 6.41%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	758,100
4,285,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(4)	4,244,176
1,955,999	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,683,233
	GS Mortgage Securities Trust
284,577	0.09%, 08/10/2044(1)(3)(4)	186
839,580	0.37%, 07/10/2046(3)(4)	8
3,292,311	3.04%, 07/10/2052	3,203,821
1,186,932	5.10%, 04/10/2047(1)(4)	933,522
1,610,000	HIH Trust 6.66%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,601,950
	HTL Commercial Mortgage Trust
1,990,000	6.77%, 05/10/2039(1)(4)	2,025,377
1,095,000	7.32%, 05/10/2039(1)(4)	1,124,895
2,380,000	IRV Trust 5.62%, 03/14/2047(1)(4)	2,348,625
	JP Morgan Chase Commercial Mortgage Securities Trust
707,815	2.73%, 10/15/2045(1)(4)	643,985
1,770,000	2.81%, 01/16/2037(1)	1,570,875
730,000	3.69%, 12/15/2047(1)(4)	595,023
645,000	5.99%, 10/05/2039(1)(4)	648,365
	JPMBB Commercial Mortgage Securities Trust
1,339,956	0.51%, 09/15/2047(3)(4)	12
924,480	0.64%, 05/15/2048(3)(4)	12
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,545,742
1,980,000	LEX Mortgage Trust 5.04%, 10/13/2033(1)(4)	1,988,196
4,415,000	MF1 Ltd. 6.07%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,374,700
The accompanying notes are an integral part of these financial statements.

125

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Commercial Mortgage-Backed Securities - 4.3% - (continued)
$ 2,428,229	Morgan Stanley Bank of America Merrill Lynch Trust 1.03%, 10/15/2048(3)(4)	$56
	Morgan Stanley Capital I Trust
2,098,068	1.45%, 06/15/2050(3)(4)	36,954
5,280,000	3.91%, 09/09/2032(1)	4,683,198
885,000	5.11%, 07/15/2049(1)(4)	801,368
43,704	5.24%, 10/12/2052(1)(4)	13,146
4,616,609	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(3)(4)	278,222
	Natixis Commercial Mortgage Securities Trust
1,187,000	4.40%, 06/17/2038(1)	1,166,364
1,800,000	4.93%, 06/17/2038(1)(4)	1,735,019
1,625,000	NY Commercial Mortgage Trust 6.13%, 02/10/2047(1)(4)	1,646,791
7,720,000	NYC Commercial Mortgage Trust 6.01%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	7,584,900
	RFR Trust
8,451,933	5.56%, 03/11/2041(1)(4)	8,607,590
6,755,000	5.86%, 03/11/2041(1)(4)	6,822,681
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,515,543
11,910,000	SHR Trust 6.77%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	11,816,953
3,085,000	TEXAS Commercial Mortgage Trust 5.91%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	3,046,019
3,739,354	UBS Commercial Mortgage Trust 1.21%, 08/15/2050(3)(4)	68,202
	Wells Fargo Commercial Mortgage Trust
14,544,958	1.01%, 09/15/2057(3)(4)	16,398
28,583,443	1.21%, 08/15/2057(3)(4)	2,134,237
255,000	4.04%, 05/15/2048(4)	245,848
	Wells Fargo NA
20,205,127	0.69%, 11/15/2062(3)(4)	470,644
10,335,922	0.75%, 11/15/2062(3)(4)	269,211
17,854,333	0.80%, 12/15/2052(3)(4)	471,453
24,221,506	0.84%, 11/15/2050(3)(4)	358,977
18,991,837	0.92%, 09/15/2062(3)(4)	579,640
35,625,003	0.98%, 01/15/2063(3)(4)	1,161,860
20,791,998	1.03%, 05/15/2062(3)(4)	611,445
1,741,458	1.15%, 04/15/2052(3)(4)	57,600
9,470,446	1.21%, 02/15/2056(3)(4)	537,488
5,955,888	1.26%, 12/15/2056(3)(4)	184,647
26,606,635	1.35%, 10/15/2057(3)(4)	2,250,583
36,477,902	1.87%, 03/15/2063(3)(4)	2,749,536
345,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(4)	262,925
	Willowbrook Mall
6,220,000	5.87%, 03/05/2035(1)(4)	6,475,978
7,020,000	6.28%, 03/05/2035(1)(4)	7,069,858
		186,812,780
	Other Asset-Backed Securities - 5.4%
285,527	AASET Trust 3.35%, 01/16/2040(1)	274,148
	Affirm Asset Securitization Trust
7,380,000	4.62%, 09/15/2029(1)	7,364,685
2,450,000	5.33%, 12/17/2029(1)	2,455,728
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,719,485
2,985,000	AMSR Trust 4.15%, 11/17/2041(1)	2,907,529
2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	2,790,939
5,800,000	Battalion CLO 18 Ltd. 6.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,814,222
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 4,255,000	Benefit Street Partners CLO XXXI Ltd. 6.03%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	$4,255,000
850,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	862,436
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	615,197
1,530,299	1.69%, 07/15/2060(1)	1,511,421
706,836	1.98%, 03/15/2061(1)	672,372
1,253,853	1.99%, 07/15/2060(1)	1,154,200
961,496	5.97%, 08/15/2062(1)	966,469
3,581,036	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,571,056
1,915,000	Columbia Cent CLO 27 Ltd. 5.73%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,914,006
2,096,162	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	2,117,893
	Compass Datacenters Issuer II LLC
3,725,000	5.02%, 08/25/2049(1)	3,732,336
2,925,000	5.25%, 02/25/2049(1)	2,942,769
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,963,706
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,608,185
1,439,300	3.15%, 04/25/2051(1)	1,291,149
1,449,600	3.67%, 10/25/2049(1)	1,364,006
2,505,100	4.12%, 07/25/2047(1)	2,467,381
3,122,013	4.12%, 07/25/2048(1)	3,105,320
3,720,000	Elmwood CLO 23 Ltd. 6.51%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,723,292
	FirstKey Homes Trust
1,842,083	4.15%, 05/19/2039(1)	1,825,650
7,809,378	4.25%, 07/17/2039(1)	7,753,933
3,095,000	Golub Capital Partners CLO 68B Ltd. 7.08%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,102,205
2,640,000	Invesco U.S. CLO Ltd. 6.57%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,640,000
2,050,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	1,925,008
301,536	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	298,062
5,000,000	OCP CLO Ltd. 5.62%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	4,989,955
	Post Road Equipment Finance LLC
1,505,000	4.90%, 05/15/2031(1)	1,511,044
1,265,000	5.04%, 05/15/2031(1)	1,277,173
	Progress Residential Trust
5,309,383	1.51%, 10/17/2038(1)	5,110,582
1,704,002	3.20%, 04/17/2039(1)	1,661,913
5,975,000	3.40%, 02/17/2042(1)(6)	5,609,147
3,043,253	4.30%, 03/17/2040(1)	3,009,123
4,868,001	4.44%, 05/17/2041(1)	4,818,866
1,380,714	4.45%, 06/17/2039(1)	1,380,666
2,269,977	4.75%, 10/27/2039(1)	2,286,042
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	6,126,490
7,555,000	RR 23 Ltd. 6.91%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	7,568,055
3,660,000	RR 26 Ltd. 5.76%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,625,640
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	972,556
331,867	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	314,945
224,364	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	224,601
The accompanying notes are an integral part of these financial statements.

126

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 3,355,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	$3,413,694
8,270,000	Sound Point CLO XXIX Ltd. 5.61%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,262,152
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,589,908
1,870,000	5.90%, 03/25/2049(1)	1,905,011
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,857,414
	Taco Bell Funding LLC
3,571,388	2.54%, 08/25/2051(1)	3,066,990
6,815,137	4.94%, 11/25/2048(1)	6,838,000
4,440,000	Texas Debt Capital CLO Ltd. 6.57%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	4,444,067
	Tricon Residential Trust
4,460,086	4.30%, 11/17/2041(1)	4,353,713
5,135,697	4.85%, 07/17/2040(1)	5,174,492
4,385,000	5.42%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	4,376,582
5,500,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	5,438,821
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	3,986,443
8,270,000	Venture 42 CLO Ltd. 5.65%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,250,781
	Wendy's Funding LLC
7,113,641	2.37%, 06/15/2051(1)	6,470,742
9,468,061	2.78%, 06/15/2051(1)	8,283,694
1,265,788	3.88%, 03/15/2048(1)	1,234,913
1,662,721	4.54%, 03/15/2052(1)	1,578,171
	Wingstop Funding LLC
11,455,550	2.84%, 12/05/2050(1)	10,860,603
2,135,000	5.86%, 12/05/2054(1)	2,153,784
5,780,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	5,832,829
		237,569,390
	Whole Loan Collateral CMO - 5.7%
	Angel Oak Mortgage Trust
1,423,854	0.91%, 01/25/2066(1)(4)	1,219,473
3,173,000	0.95%, 07/25/2066(1)(4)	2,726,273
738,664	0.99%, 04/25/2053(1)(4)	701,856
1,323,598	0.99%, 04/25/2066(1)(4)	1,147,266
2,325,245	1.04%, 01/20/2065(1)(4)	1,957,072
2,607,598	1.07%, 05/25/2066(1)(4)	2,250,818
5,130,718	1.46%, 09/25/2066(1)(4)	4,299,583
316,599	1.47%, 06/25/2065(1)(4)	300,519
2,344,809	1.82%, 11/25/2066(1)(4)	2,083,233
856,035	2.53%, 01/26/2065(1)(4)	809,541
8,677,109	2.88%, 12/25/2066(1)(6)	8,013,662
11,152,790	4.00%, 01/25/2067(1)	10,638,143
1,530,742	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	1,380,228
	BRAVO Residential Funding Trust
729,204	0.94%, 02/25/2049(1)(4)	665,150
541,360	0.97%, 03/25/2060(1)(4)	519,336
2,539,621	5.11%, 07/25/2062(1)(4)	2,525,463
259,426	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(4)	255,073
	COLT Mortgage Loan Trust
609,909	0.80%, 07/27/2054(1)	556,565
2,192,157	0.91%, 06/25/2066(1)(4)	1,861,219
3,102,526	1.40%, 10/25/2066(1)(4)	2,609,113
5,698,975	2.28%, 12/27/2066(1)(4)	5,124,624
909,341	4.30%, 03/25/2067(1)(4)	907,448
	CSMC Trust
569,669	0.81%, 05/25/2065(1)(4)	519,795
1,623,199	0.83%, 03/25/2056(1)(4)	1,344,900
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 2,136,218	0.94%, 05/25/2066(1)(4)	$1,806,921
2,750,567	1.18%, 02/25/2066(1)(4)	2,448,948
2,685,863	1.84%, 10/25/2066(1)(4)	2,388,307
6,602,164	2.27%, 11/25/2066(1)(4)	5,871,837
941,332	3.25%, 04/25/2047(1)(4)	855,744
1,471,378	4.12%, 12/27/2060(1)(4)	1,470,098
858,853	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	763,586
	Ellington Financial Mortgage Trust
343,479	0.80%, 02/25/2066(1)(4)	291,524
960,445	0.93%, 06/25/2066(1)(4)	794,303
3,004,171	2.21%, 01/25/2067(1)(4)	2,622,101
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,980,339	2.50%, 08/25/2059	1,623,306
1,743,716	3.50%, 11/25/2057	1,636,433
3,476,260	3.50%, 03/25/2058	3,107,857
4,708,864	3.50%, 07/25/2058	4,379,274
961,819	3.50%, 08/25/2058	885,894
3,570,398	3.50%, 10/25/2058	3,230,189
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,344,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,342,008
370,665	7.02%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	376,044
1,212,400	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,231,726
2,866,000	7.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,919,737
3,000,000	7.65%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	3,052,500
5,125,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	5,323,594
3,120,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	3,303,300
3,455,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	3,722,762
	GCAT Trust
1,645,344	0.87%, 01/25/2066(1)(4)	1,393,921
1,894,572	1.04%, 05/25/2066(1)(4)	1,586,448
3,539,733	1.09%, 08/25/2066(1)(4)	2,951,360
1,653,209	1.92%, 08/25/2066(1)(4)	1,529,853
6,316,067	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(6)	6,035,191
	Legacy Mortgage Asset Trust
949,376	4.65%, 11/25/2060(1)(6)	939,468
1,897,314	4.75%, 07/25/2061(1)(6)	1,914,926
1,357,579	5.75%, 04/25/2061(1)(6)	1,350,651
	MetLife Securitization Trust
414,206	3.00%, 04/25/2055(1)(4)	395,524
1,114,528	3.75%, 03/25/2057(1)(4)	1,079,484
	MFA Trust
175,821	1.01%, 01/26/2065(1)(4)	165,889
1,348,287	1.03%, 11/25/2064(1)(4)	1,176,856
834,727	1.15%, 04/25/2065(1)(4)	769,738
2,748,660	4.11%, 12/25/2066(1)(4)	2,692,197
	Mill City Mortgage Loan Trust
44,229	2.75%, 01/25/2061(1)(4)	44,066
49,290	3.25%, 05/25/2062(1)(4)	48,667
	New Residential Mortgage Loan Trust
1,164,312	0.94%, 07/25/2055(1)(4)	1,059,001
598,502	0.94%, 10/25/2058(1)(4)	586,029
240,078	2.49%, 09/25/2059(1)(4)	227,059
1,055,630	3.50%, 12/25/2057(1)(4)	1,023,245
913,182	3.50%, 08/25/2059(1)(4)	866,869
791,687	3.75%, 11/26/2035(1)(4)	765,941
The accompanying notes are an integral part of these financial statements.

127

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 350,585	3.75%, 01/25/2054(1)(4)	$340,034
17,554	3.75%, 05/25/2054(1)(4)	16,692
887,790	3.75%, 11/25/2056(1)(4)	850,168
1,979,194	3.75%, 11/25/2058(1)(4)	1,905,240
1,630,366	4.00%, 03/25/2057(1)(4)	1,588,520
955,754	4.00%, 05/25/2057(1)(4)	920,939
1,370,047	4.00%, 08/27/2057(1)(4)	1,329,484
196,635	4.00%, 12/25/2057(1)(4)	191,666
1,036,432	5.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,010,440
791,727	5.94%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	799,998
3,959,658	NMLT Trust 1.19%, 05/25/2056(1)(4)	3,398,464
	OBX Trust
2,908,444	1.05%, 07/25/2061(1)(4)	2,357,584
2,666,642	1.07%, 02/25/2066(1)(4)	2,274,338
2,008,879	1.96%, 10/25/2061(1)(4)	1,692,458
7,842,566	2.31%, 11/25/2061(1)(4)	6,965,880
3,015,744	4.70%, 07/25/2062(1)(6)	3,023,268
129,870	5.09%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	126,832
	PRET LLC
5,051,950	5.93%, 10/25/2054(1)(6)	5,048,085
1,310,732	5.93%, 10/25/2054(1)(6)	1,313,765
920,667	5.96%, 09/25/2054(1)(6)	917,708
9,220,453	PRET Trust 4.00%, 07/25/2069(1)(6)	8,973,216
	PRPM LLC
1,212,704	5.70%, 11/25/2029(1)(6)	1,220,256
2,436,876	5.87%, 04/25/2026(1)(6)	2,436,868
5,867,332	5.87%, 11/25/2029(1)(6)	5,847,008
11,330,000	6.47%, 05/25/2030(1)(6)	11,362,834
547,199	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	522,541
1,656,092	STAR Trust 1.22%, 05/25/2065(1)(4)	1,546,403
	Starwood Mortgage Residential Trust
550,039	0.94%, 05/25/2065(1)(4)	517,204
3,827,299	1.92%, 11/25/2066(1)(4)	3,381,437
	Towd Point Mortgage Trust
6,851,182	2.92%, 11/30/2060(1)(4)	5,836,365
954,399	3.25%, 03/25/2058(1)(4)	940,191
	Verus Securitization Trust
305,779	0.82%, 10/25/2063(1)(4)	294,135
1,141,206	0.92%, 02/25/2064(1)(4)	1,054,946
1,732,886	0.94%, 07/25/2066(1)(4)	1,445,655
1,937,102	1.01%, 09/25/2066(1)(4)	1,657,263
946,510	1.03%, 02/25/2066(1)(4)	838,194
8,907,496	1.05%, 06/25/2066(1)(4)	7,628,350
2,580,796	1.82%, 11/25/2066(1)(4)	2,337,578
283,387	2.50%, 05/25/2065(1)(6)	276,835
4,014,762	2.72%, 01/25/2067(1)(6)	3,724,593
7,876,037	4.13%, 02/25/2067(1)(6)	7,517,933
434,619	VOLT XCIII LLC 5.89%, 02/27/2051(1)(6)	433,805
556,758	VOLT XCIV LLC 6.24%, 02/27/2051(1)(6)	555,913
753,053	VOLT XCV LLC 6.24%, 03/27/2051(1)(6)	753,955
760,185	VOLT XCVII LLC 6.24%, 04/25/2051(1)(6)	764,261
5,304	Wells Fargo Mortgage-Backed Securities Trust 3.92%, 11/25/2048(1)(4)	5,083
		246,411,114
	Total Asset & Commercial Mortgage-Backed Securities (cost $729,335,093)	$712,325,466
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0%
	Advertising - 0.2%
	Lamar Media Corp.
$ 7,230,000	3.63%, 01/15/2031	$6,533,895
2,310,000	4.00%, 02/15/2030	2,158,350
		8,692,245
	Aerospace & Defense - 0.2%
3,095,000	BAE Systems PLC 5.13%, 03/26/2029(1)	3,160,061
	Boeing Co.
1,100,000	2.95%, 02/01/2030	1,009,291
705,000	3.20%, 03/01/2029	665,473
195,000	3.75%, 02/01/2050	135,012
1,005,000	6.39%, 05/01/2031	1,072,402
270,000	6.53%, 05/01/2034	290,019
	L3Harris Technologies, Inc.
620,000	5.05%, 06/01/2029	629,927
1,112,000	5.50%, 08/15/2054	1,050,739
1,482,000	RTX Corp. 4.13%, 11/16/2028	1,470,141
		9,483,065
	Agriculture - 0.4%
	BAT Capital Corp.
2,945,000	5.63%, 08/15/2035	2,956,774
1,395,000	5.83%, 02/20/2031	1,452,291
1,485,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	1,528,182
	Philip Morris International, Inc.
3,765,000	4.38%, 11/01/2027	3,782,006
1,900,000	4.75%, 11/01/2031	1,906,779
2,930,000	5.13%, 02/15/2030	3,005,563
1,865,000	5.13%, 02/13/2031	1,912,471
1,100,000	5.38%, 02/15/2033	1,126,414
1,490,000	5.63%, 09/07/2033	1,545,743
		19,216,223
	Apparel - 0.2%
	Tapestry, Inc.
1,620,000	5.10%, 03/11/2030	1,626,373
3,510,000	5.50%, 03/11/2035	3,418,433
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,390,830
		9,435,636
	Auto Manufacturers - 0.1%
2,395,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	2,398,437
1,725,000	Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027(1)	1,736,333
		4,134,770
	Beverages - 0.1%
	Bacardi Ltd./Bacardi-Martini BV
250,000	5.25%, 01/15/2029(1)	253,215
1,040,000	5.40%, 06/15/2033(1)	1,009,983
2,705,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	2,714,563
	Constellation Brands, Inc.
1,845,000	3.15%, 08/01/2029	1,737,054
200,000	4.80%, 05/01/2030(7)	200,351
		5,915,166
	Biotechnology - 0.1%
500,000	Amgen, Inc. 5.15%, 03/02/2028	511,075
3,385,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	3,444,430
		3,955,505
	Chemicals - 0.1%
4,150,000	OCP SA 7.50%, 05/02/2054(8)	4,077,375
The accompanying notes are an integral part of these financial statements.

128

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2%
EUR 2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(9)	$3,127,561
	Bank of America Corp.
$ 2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(9)	1,916,530
4,265,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(9)	3,678,774
2,365,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(9)	2,032,288
2,398,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(9)	2,000,774
2,045,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(9)	1,847,762
435,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(9)	384,746
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(9)	615,402
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(9)	829,273
1,920,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(9)	1,916,832
1,905,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(9)	1,940,500
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(9)	375,296
2,979,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(9)	2,921,903
465,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(9)	471,564
	Bank of New York Mellon Corp.
2,320,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(9)	2,355,394
215,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(9)	217,320
1,605,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(9)	1,704,554
	BNP Paribas SA
2,605,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(9)	2,634,323
4,405,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(9)	4,331,142
	BPCE SA
390,000	4.63%, 09/12/2028(1)	388,078
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 1,800,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(9)	$1,856,351
2,870,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(9)	2,926,277
1,315,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(9)	1,389,017
745,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(9)	755,956
	Citizens Financial Group, Inc.
1,450,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(9)	1,452,068
965,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(9)	981,236
570,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(9)	602,725
4,310,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(9)	4,392,026
	Goldman Sachs Group, Inc.
495,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(9)	426,383
1,250,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(9)	1,098,818
470,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(9)	461,051
830,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(9)	830,453
3,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(9)	3,506,411
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(9)	886,603
4,315,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(9)	4,366,398
440,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(9)	447,498
1,365,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(9)	1,390,183
1,630,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(9)	1,689,570
	HSBC Holdings PLC
1,460,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(9)	1,319,797
700,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(9)	697,844
The accompanying notes are an integral part of these financial statements.

129

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 2,240,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(9)	$2,257,862
2,965,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(9)	3,009,942
1,015,000	5.55%, 03/04/2030, (5.55% fixed rate until 03/04/2029; 6 mo. USD SOFR + 1.46% thereafter)(9)	1,040,453
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(9)	23,996
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(9)	1,800,846
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(9)	807,901
740,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(9)	737,396
2,865,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(9)	2,838,124
3,255,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(9)	3,264,200
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(9)	970,349
2,405,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(9)	2,348,917
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(9)	3,007,872
2,410,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(9)	2,453,655
1,170,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(9)	1,194,835
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(9)	2,607,888
2,755,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(9)	2,778,126
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(9)	3,046,592
940,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(9)	963,576
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(9)	1,828,917
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(8)(9)	2,847,182
	Morgan Stanley
$ 2,700,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(9)	2,277,225
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(9)	$897,477
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(9)	2,648,892
1,230,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(9)	1,226,074
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(9)	1,029,784
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(9)	775,067
3,935,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(9)	4,070,075
295,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(9)	312,293
3,430,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(9)	3,490,081
	Wells Fargo & Co.
8,973,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(9)	8,056,638
325,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(9)	319,295
1,915,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(9)	1,944,704
1,435,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(9)	1,464,758
150,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(9)	150,612
370,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(9)	372,847
1,370,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(9)	1,409,481
1,104,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(9)	1,165,090
380,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(9)	408,668
		139,014,371
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
675,000	2.45%, 08/12/2031(1)	573,756
1,550,000	4.00%, 05/01/2028(1)	1,517,380
3,790,000	4.38%, 08/15/2027(1)	3,759,629
	Block, Inc.
5,120,000	3.50%, 06/01/2031	4,569,925
6,210,000	6.50%, 05/15/2032(1)	6,335,939
	Howard University
2,000,000	2.70%, 10/01/2029	1,812,633
1,205,000	3.48%, 10/01/2041	881,398
The accompanying notes are an integral part of these financial statements.

130

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Services - 0.7% - (continued)
	Service Corp. International
$ 7,045,000	3.38%, 08/15/2030	$6,307,638
4,657,000	5.13%, 06/01/2029	4,602,410
1,620,000	5.75%, 10/15/2032	1,599,328
		31,960,036
	Construction Materials - 0.4%
	Builders FirstSource, Inc.
2,455,000	4.25%, 02/01/2032(1)	2,211,002
6,665,000	5.00%, 03/01/2030(1)	6,394,773
1,390,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	1,407,311
	Standard Industries, Inc.
3,095,000	3.38%, 01/15/2031(1)	2,732,755
4,965,000	4.38%, 07/15/2030(1)	4,630,429
		17,376,270
	Diversified Financial Services - 0.5%
	American Express Co.
4,140,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(9)	4,207,288
3,205,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(9)	3,263,221
2,260,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	2,262,773
	Capital One Financial Corp.
830,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(9)	782,167
1,140,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(9)	1,151,313
1,315,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(9)	1,344,176
715,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(9)	706,096
330,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(9)	343,861
3,760,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(9)	4,188,340
1,668,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(9)	1,913,331
		20,162,566
	Electric - 2.5%
785,000	AES Andes SA 6.25%, 03/14/2032(1)	784,848
	Alabama Power Co.
2,440,000	3.45%, 10/01/2049	1,705,764
310,000	4.15%, 08/15/2044	253,969
465,000	5.10%, 04/02/2035	466,852
1,185,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(9)	1,192,027
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,483,028
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,322,490
2,415,000	5.50%, 03/15/2055	2,296,905
375,000	5.70%, 05/15/2054	368,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Electric - 2.5% - (continued)
$ 3,555,000	Dominion Energy, Inc. 5.00%, 06/15/2030	$3,593,413
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,333,727
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,264,559
2,000,000	2.65%, 09/01/2026	1,953,660
815,000	3.30%, 06/15/2041	592,861
1,095,000	3.75%, 09/01/2046	791,042
365,000	4.50%, 08/15/2032	353,000
565,000	5.00%, 08/15/2052	483,020
2,000,000	5.45%, 06/15/2034	2,032,947
555,000	5.80%, 06/15/2054	531,854
2,250,000	Duke Energy Florida LLC 1.75%, 06/15/2030	1,972,939
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	314,490
1,215,000	3.25%, 10/01/2049	805,616
1,095,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	1,041,413
	Duke Energy Progress LLC
1,320,000	4.00%, 04/01/2052	995,419
1,035,000	4.38%, 03/30/2044	874,446
1,765,000	5.05%, 03/15/2035	1,759,493
1,405,000	5.55%, 03/15/2055	1,357,213
	Edison International
1,446,000	5.25%, 11/15/2028	1,436,578
480,000	6.25%, 03/15/2030	486,450
3,845,000	6.95%, 11/15/2029	4,005,579
3,875,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,889,510
1,380,000	Evergy, Inc. 2.90%, 09/15/2029	1,285,642
	Eversource Energy
4,180,000	5.13%, 05/15/2033	4,119,908
2,049,000	5.50%, 01/01/2034	2,049,227
	Georgia Power Co.
410,000	4.30%, 03/15/2042	347,309
2,425,000	4.55%, 03/15/2030	2,440,190
465,000	4.70%, 05/15/2032	461,989
1,470,000	5.20%, 03/15/2035	1,483,294
390,000	5.25%, 03/15/2034	393,658
700,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	689,905
524,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	538,960
	NextEra Energy Capital Holdings, Inc.
1,755,000	1.88%, 01/15/2027	1,683,178
2,645,000	2.25%, 06/01/2030	2,354,884
1,645,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,634,686
1,390,000	NSTAR Electric Co. 5.40%, 06/01/2034	1,417,511
680,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	688,293
2,115,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	2,141,480
	Pacific Gas & Electric Co.
4,175,000	2.50%, 02/01/2031	3,603,162
360,000	4.55%, 07/01/2030	349,207
333,000	5.45%, 06/15/2027	337,272
1,000,000	5.90%, 06/15/2032	1,013,388
2,900,000	6.10%, 01/15/2029	2,996,966
2,355,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	2,316,633
	Public Service Enterprise Group, Inc.
2,200,000	4.90%, 03/15/2030	2,220,925
680,000	5.45%, 04/01/2034	687,361
895,000	6.13%, 10/15/2033	940,578
	Puget Energy, Inc.
425,000	2.38%, 06/15/2028	398,769
1,925,000	3.65%, 05/15/2025	1,923,465
2,112,000	4.22%, 03/15/2032	1,954,117
3,560,000	5.73%, 03/15/2035(1)	3,541,009
The accompanying notes are an integral part of these financial statements.

131

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Electric - 2.5% - (continued)
$ 2,145,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	$2,164,846
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	520,626
1,580,000	4.00%, 04/01/2047	1,132,518
770,000	4.65%, 10/01/2043	619,075
880,000	5.45%, 03/01/2035	854,292
880,000	Southern Co. 4.85%, 03/15/2035	852,779
620,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	630,693
370,000	Union Electric Co. 4.00%, 04/01/2048	286,449
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	363,266
2,380,000	5.00%, 04/01/2033	2,362,748
2,675,000	5.00%, 01/15/2034	2,633,069
1,165,000	5.05%, 08/15/2034	1,152,829
2,175,000	5.15%, 03/15/2035	2,148,323
830,000	5.35%, 01/15/2054	761,075
1,008,000	5.65%, 03/15/2055	966,106
425,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	428,127
	Xcel Energy, Inc.
1,475,000	4.60%, 06/01/2032	1,420,721
1,785,000	4.75%, 03/21/2028	1,799,295
875,000	5.60%, 04/15/2035	883,517
		110,736,664
	Engineering & Construction - 0.3%
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,491,638
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,284,601
	International Airport Finance SA
3,290,959	12.00%, 03/15/2033(1)	3,513,088
572,736	12.00%, 03/15/2033(8)	611,394
		10,900,721
	Entertainment - 0.7%
	Warnermedia Holdings, Inc.
13,285,000	4.28%, 03/15/2032	11,375,686
485,000	5.05%, 03/15/2042	365,575
6,469,000	5.14%, 03/15/2052	4,422,611
6,471,000	5.39%, 03/15/2062	4,401,941
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)	1,012,119
1,690,000	3.75%, 12/01/2029(1)	1,562,602
6,310,000	3.88%, 07/15/2030(1)	5,802,528
		28,943,062
	Environmental Control - 0.5%
	Clean Harbors, Inc.
7,645,000	4.88%, 07/15/2027(1)	7,529,246
5,460,000	6.38%, 02/01/2031(1)	5,561,556
	Republic Services, Inc.
1,010,000	1.45%, 02/15/2031	849,820
1,285,000	4.88%, 04/01/2029	1,307,833
1,245,000	5.20%, 11/15/2034	1,266,754
845,000	Veralto Corp. 5.50%, 09/18/2026	856,983
	Waste Management, Inc.
2,215,000	3.88%, 01/15/2029(1)	2,180,273
1,098,000	4.95%, 03/15/2035	1,093,238
		20,645,703
	Food - 0.5%
1,970,000	Cencosud SA 5.95%, 05/28/2031(1)	2,004,617
2,085,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	2,115,719
	Mars, Inc.
6,105,000	5.00%, 03/01/2032(1)	6,153,922
865,000	5.20%, 03/01/2035(1)	868,394
1,910,000	5.65%, 05/01/2045(1)	1,896,805
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Food - 0.5% - (continued)
$ 930,000	5.70%, 05/01/2055(1)	$916,666
5,005,000	Minerva Luxembourg SA 4.38%, 03/18/2031(8)	4,404,506
843,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	843,720
1,485,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	1,403,953
305,000	Tyson Foods, Inc. 5.40%, 03/15/2029	313,863
		20,922,165
	Gas - 0.1%
957,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	925,599
385,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	393,721
	NiSource, Inc.
345,000	3.49%, 05/15/2027	338,963
1,410,000	5.40%, 06/30/2033	1,419,408
1,945,000	Southern California Gas Co. 5.60%, 04/01/2054	1,857,373
		4,935,064
	Hand/Machine Tools - 0.0%
1,910,000	Regal Rexnord Corp. 6.05%, 04/15/2028	1,959,210
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,073,287
805,000	5.75%, 12/06/2052(1)	780,529
	Avantor Funding, Inc.
3,095,000	3.88%, 11/01/2029(1)	2,857,275
6,580,000	4.63%, 07/15/2028(1)	6,328,004
	Hologic, Inc.
6,228,000	3.25%, 02/15/2029(1)	5,815,974
4,133,000	4.63%, 02/01/2028(1)	4,065,172
2,060,000	Smith & Nephew PLC 2.03%, 10/14/2030	1,786,601
3,980,000	Solventum Corp. 5.40%, 03/01/2029	4,059,171
		27,766,013
	Healthcare - Services - 0.7%
	Centene Corp.
6,320,000	2.50%, 03/01/2031	5,358,804
5,245,000	2.63%, 08/01/2031	4,430,218
75,000	4.25%, 12/15/2027	73,290
8,035,000	4.63%, 12/15/2029	7,745,705
520,000	CommonSpirit Health 3.35%, 10/01/2029	492,288
	Humana, Inc.
75,000	5.38%, 04/15/2031	75,964
2,465,000	5.55%, 05/01/2035	2,445,912
	Icon Investments Six DAC
1,115,000	5.81%, 05/08/2027	1,137,254
200,000	5.85%, 05/08/2029	204,819
	UnitedHealth Group, Inc.
2,080,000	2.75%, 05/15/2040	1,481,310
590,000	3.50%, 08/15/2039	472,881
385,000	4.95%, 05/15/2062	325,478
2,020,000	5.38%, 04/15/2054	1,873,857
1,610,000	5.75%, 07/15/2064	1,553,200
400,000	5.88%, 02/15/2053	397,924
865,000	6.05%, 02/15/2063	875,028
225,000	Universal Health Services, Inc. 2.65%, 10/15/2030	197,303
		29,141,235
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
2,524,000	5.13%, 08/01/2030(1)	2,445,474
4,692,000	5.75%, 01/15/2028(1)	4,694,119
		7,139,593
	Insurance - 0.5%
	Athene Global Funding
3,495,000	2.65%, 10/04/2031(1)	3,008,072
380,000	2.72%, 01/07/2029(1)	352,030
4,310,000	4.72%, 10/08/2029(1)	4,273,257
The accompanying notes are an integral part of these financial statements.

132

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Insurance - 0.5% - (continued)
$ 2,775,000	CNO Global Funding 4.88%, 12/10/2027(1)	$2,797,383
	Corebridge Global Funding
2,235,000	4.90%, 12/03/2029(1)	2,250,963
1,510,000	5.20%, 06/24/2029(1)	1,535,919
	Equitable Financial Life Global Funding
905,000	1.80%, 03/08/2028(1)	840,901
1,645,000	5.00%, 03/27/2030(1)	1,664,601
2,285,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,273,335
1,290,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,214,468
		20,210,929
	Internet - 0.3%
1,335,000	Alphabet, Inc. 5.30%, 05/15/2065(7)	1,318,947
	Gen Digital, Inc.
6,825,000	6.25%, 04/01/2033(1)	6,806,589
3,970,000	6.75%, 09/30/2027(1)	4,035,084
		12,160,620
	Investment Company Security - 0.2%
2,970,000	Ares Capital Corp. 5.80%, 03/08/2032	2,901,475
3,510,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	3,480,744
2,920,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	2,930,653
		9,312,872
	IT Services - 0.4%
2,435,000	Dell International LLC/EMC Corp. 5.30%, 04/01/2032	2,440,610
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,933,862
8,466,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	8,588,791
3,460,000	International Business Machines Corp. 4.80%, 02/10/2030	3,502,577
		18,465,840
	Lodging - 0.0%
650,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(7)	653,658
	Machinery - Construction & Mining - 0.1%
4,240,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	4,317,725
	Machinery-Diversified - 0.1%
3,075,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,808,840
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
870,000	2.25%, 01/15/2029	789,382
435,000	2.30%, 02/01/2032	353,591
1,145,000	5.05%, 03/30/2029	1,143,595
627,000	6.48%, 10/23/2045	584,016
670,000	6.55%, 06/01/2034	690,948
790,000	6.83%, 10/23/2055	752,946
	Comcast Corp.
2,995,000	2.89%, 11/01/2051	1,801,512
1,901,000	2.94%, 11/01/2056	1,103,519
295,000	3.20%, 07/15/2036	244,334
	Cox Communications, Inc.
2,070,000	2.60%, 06/15/2031(1)	1,805,024
2,415,000	5.45%, 09/01/2034(1)	2,373,179
1,275,000	5.95%, 09/01/2054(1)	1,163,370
	Discovery Communications LLC
2,435,000	3.63%, 05/15/2030	2,159,424
655,000	6.35%, 06/01/2040	577,397
	Paramount Global
310,000	4.95%, 05/19/2050	228,599
2,025,000	5.25%, 04/01/2044	1,545,962
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Media - 0.6% - (continued)
$ 855,000	5.85%, 09/01/2043	$724,779
1,620,000	6.88%, 04/30/2036	1,626,619
2,440,000	Sirius XM Radio LLC 4.00%, 07/15/2028(1)	2,295,374
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,775,703
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,858,751
195,000	5.88%, 11/15/2040	177,693
		25,775,717
	Mining - 0.3%
300,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	305,655
	Glencore Funding LLC
3,080,000	5.37%, 04/04/2029(1)	3,140,122
1,410,000	5.63%, 04/04/2034(1)	1,410,109
355,000	5.67%, 04/01/2035(1)	354,127
3,265,000	6.38%, 10/06/2030(1)	3,477,853
1,965,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	2,109,816
	Rio Tinto Finance USA PLC
1,015,000	5.00%, 03/14/2032	1,021,848
2,025,000	5.88%, 03/14/2065	1,999,973
		13,819,503
	Oil & Gas - 1.7%
	Aker BP ASA
348,000	4.00%, 01/15/2031(1)	324,447
1,825,000	5.13%, 10/01/2034(1)	1,704,937
3,040,000	5.80%, 10/01/2054(1)	2,660,418
1,275,000	6.00%, 06/13/2033(1)	1,280,301
	APA Corp.
1,105,000	6.10%, 02/15/2035(1)	1,033,773
3,380,000	6.75%, 02/15/2055(1)	2,958,085
2,345,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	2,260,580
	BP Capital Markets America, Inc.
466,000	2.94%, 06/04/2051	285,989
1,965,000	4.89%, 09/11/2033	1,930,586
705,000	4.99%, 04/10/2034	693,287
	ConocoPhillips Co.
1,163,000	3.80%, 03/15/2052	827,841
427,000	4.03%, 03/15/2062	297,769
1,425,000	4.70%, 01/15/2030	1,437,577
675,000	5.30%, 05/15/2053	610,207
300,000	5.55%, 03/15/2054	280,379
1,430,000	5.65%, 01/15/2065	1,322,655
2,275,000	5.70%, 09/15/2063	2,126,754
	Coterra Energy, Inc.
2,428,000	5.40%, 02/15/2035	2,346,218
442,000	5.60%, 03/15/2034	435,190
	Diamondback Energy, Inc.
1,635,000	5.55%, 04/01/2035	1,606,975
840,000	5.75%, 04/18/2054	750,584
981,000	5.90%, 04/18/2064	869,859
635,000	6.25%, 03/15/2053	600,471
	Ecopetrol SA
4,124,000	4.63%, 11/02/2031	3,368,264
4,365,000	7.75%, 02/01/2032	4,161,821
6,880,000	8.38%, 01/19/2036	6,440,282
	Energean Israel Finance Ltd.
1,180,000	5.88%, 03/30/2031(8)	1,067,050
1,905,000	8.50%, 09/30/2033(8)	1,907,667
2,955,000	Eni SpA 5.50%, 05/15/2034(1)	2,928,662
1,405,000	EOG Resources, Inc. 5.65%, 12/01/2054	1,332,337
1,425,000	EQT Corp. 4.50%, 01/15/2029(1)	1,382,243
890,000	Equinor ASA 3.63%, 04/06/2040	724,846
	Hess Corp.
3,989,000	7.13%, 03/15/2033	4,479,882
The accompanying notes are an integral part of these financial statements.

133

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Oil & Gas - 1.7% - (continued)
$ 815,000	7.30%, 08/15/2031	$916,340
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(8)	2,973,908
1,145,000	Matador Resources Co. 6.50%, 04/15/2032(1)	1,102,884
790,000	Ovintiv, Inc. 6.25%, 07/15/2033	778,614
3,435,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	3,379,668
1,335,000	Phillips 66 Co. 4.95%, 03/15/2035	1,258,340
2,145,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	1,974,773
965,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	647,372
	Shell International Finance BV
1,045,000	2.88%, 11/26/2041	738,011
510,000	3.00%, 11/26/2051	321,907
	TotalEnergies Capital SA
2,725,000	5.43%, 09/10/2064	2,482,080
2,635,000	5.64%, 04/05/2064	2,479,503
		75,491,336
	Packaging & Containers - 0.3%
10,760,000	Ball Corp. 6.00%, 06/15/2029	10,979,471
	Pharmaceuticals - 0.3%
1,010,000	AbbVie, Inc. 4.95%, 03/15/2031	1,033,534
5,190,000	Cardinal Health, Inc. 5.00%, 11/15/2029	5,276,369
3,415,000	Cencora, Inc. 4.85%, 12/15/2029	3,454,080
	CVS Health Corp.
420,000	1.75%, 08/21/2030	358,992
559,000	1.88%, 02/28/2031	471,630
1,296,000	2.13%, 09/15/2031	1,090,833
1,255,000	3.25%, 08/15/2029	1,182,498
815,000	3.75%, 04/01/2030	775,364
1,400,000	Eli Lilly & Co. 5.50%, 02/12/2055	1,403,652
		15,046,952
	Pipelines - 0.9%
	Columbia Pipelines Holding Co. LLC
1,148,000	5.10%, 10/01/2031(1)	1,133,113
915,000	5.68%, 01/15/2034(1)	905,752
2,820,000	6.04%, 08/15/2028(1)	2,907,779
	Columbia Pipelines Operating Co. LLC
1,010,000	5.93%, 08/15/2030(1)	1,056,247
915,000	6.04%, 11/15/2033(1)	945,452
	Enbridge, Inc.
1,975,000	3.13%, 11/15/2029	1,847,871
440,000	5.63%, 04/05/2034	445,121
135,000	5.70%, 03/08/2033	137,786
	Energy Transfer LP
585,000	5.25%, 07/01/2029	592,853
2,945,000	5.70%, 04/01/2035	2,915,036
2,802,000	6.40%, 12/01/2030	2,979,541
895,000	Enterprise Products Operating LLC 3.30%, 02/15/2053	580,302
2,919,114	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	2,570,315
	Hess Midstream Operations LP
1,070,000	4.25%, 02/15/2030(1)	1,004,404
2,680,000	6.50%, 06/01/2029(1)	2,721,726
	ONEOK, Inc.
1,005,000	4.40%, 10/15/2029	989,379
610,000	4.75%, 10/15/2031	595,059
1,470,000	5.05%, 11/01/2034	1,393,920
1,860,000	5.85%, 11/01/2064	1,658,616
420,000	6.05%, 09/01/2033	430,894
1,200,000	6.10%, 11/15/2032	1,246,177
330,000	6.63%, 09/01/2053	328,513
135,000	7.15%, 01/15/2051	141,578
	Targa Resources Corp.
1,940,000	5.55%, 08/15/2035	1,900,755
615,000	6.13%, 03/15/2033	632,881
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Pipelines - 0.9% - (continued)
$ 2,290,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	$2,097,590
	Whistler Pipeline LLC
480,000	5.40%, 09/30/2029(1)	483,629
1,380,000	5.70%, 09/30/2031(1)	1,400,596
900,000	5.95%, 09/30/2034(1)	907,281
		36,950,166
	Real Estate Investment Trusts - 0.3%
1,575,000	American Tower Corp. 2.70%, 04/15/2031	1,400,378
2,555,000	Cousins Properties LP 5.38%, 02/15/2032	2,532,125
2,354,000	Crown Castle, Inc. 4.80%, 09/01/2028	2,361,117
6,540,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	6,528,037
		12,821,657
	Retail - 0.3%
	AutoZone, Inc.
865,000	4.75%, 02/01/2033	845,553
610,000	5.40%, 07/15/2034	616,400
860,000	6.55%, 11/01/2033	934,070
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,395,339
3,955,000	5.63%, 01/01/2030(1)	3,888,584
415,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	406,812
		11,086,758
	Semiconductors - 0.4%
	Broadcom, Inc.
2,715,000	4.15%, 02/15/2028	2,704,808
1,750,000	5.05%, 07/12/2029	1,784,262
640,000	Foundry JV Holdco LLC 5.90%, 01/25/2033(1)	652,726
	Intel Corp.
450,000	3.10%, 02/15/2060	240,491
1,036,000	3.25%, 11/15/2049	632,830
6,235,000	3.73%, 12/08/2047	4,251,920
505,000	4.75%, 03/25/2050	396,182
470,000	5.90%, 02/10/2063	424,267
1,500,000	Marvell Technology, Inc. 2.45%, 04/15/2028	1,413,010
1,730,000	Microchip Technology, Inc. 5.05%, 02/15/2030	1,722,111
1,565,000	Micron Technology, Inc. 5.65%, 11/01/2032	1,585,211
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	38,935
2,880,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	2,517,782
795,000	QUALCOMM, Inc. 4.80%, 05/20/2045	712,680
		19,077,215
	Software - 0.8%
7,269,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	6,970,818
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,590,084
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	420,572
8,750,000	3.88%, 12/01/2029(1)	8,062,237
3,780,000	6.90%, 12/01/2027(1)	3,887,822
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	277,235
	Oracle Corp.
785,000	2.88%, 03/25/2031	706,289
1,595,000	2.95%, 04/01/2030	1,474,404
3,365,000	3.85%, 04/01/2060	2,251,759
40,000	4.00%, 07/15/2046	30,028
397,000	4.10%, 03/25/2061	278,160
610,000	5.25%, 02/03/2032	618,435
1,625,000	5.50%, 09/27/2064	1,441,907
7,900,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	7,861,048
		36,870,798
	Telecommunications - 0.2%
	Cisco Systems, Inc.
1,165,000	4.75%, 02/24/2030	1,192,708
The accompanying notes are an integral part of these financial statements.

134

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Telecommunications - 0.2% - (continued)
$ 1,575,000	4.95%, 02/26/2031	$1,620,456
695,000	5.35%, 02/26/2064	658,772
	T-Mobile USA, Inc.
950,000	2.55%, 02/15/2031	842,978
1,940,000	3.88%, 04/15/2030	1,871,920
915,000	4.70%, 01/15/2035	877,677
630,000	5.05%, 07/15/2033	625,941
1,075,000	5.13%, 05/15/2032	1,086,898
555,000	5.75%, 01/15/2034	577,002
		9,354,352
	Trucking & Leasing - 0.0%
1,760,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	1,756,379
	Total Corporate Bonds (cost $886,541,108)	$873,473,446
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Bermuda - 0.1%
	Bermuda Government International Bonds
980,000	2.38%, 08/20/2030(1)	$850,423
2,610,000	5.00%, 07/15/2032(1)	2,566,119
		3,416,542
	Brazil - 0.2%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	10,363,772
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,810,000	1.38%, 09/23/2050(8)	1,206,900
2,585,000	4.88%, 05/13/2036(8)	3,181,551
		4,388,451
	Colombia - 0.2%
	Colombia Government International Bonds
$ 5,185,000	5.00%, 06/15/2045	3,369,099
1,675,000	5.20%, 05/15/2049	1,081,234
1,000,000	7.75%, 11/07/2036	952,558
2,135,000	8.38%, 11/07/2054	1,952,723
		7,355,614
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 7,085,000	1.63%, 04/28/2032(8)	6,838,361
$ 2,525,000	6.13%, 05/22/2028(1)	2,597,377
		9,435,738
	Indonesia - 0.1%
EUR 5,720,000	Indonesia Government International Bonds 1.10%, 03/12/2033	5,289,222
	Israel - 0.0%
$ 1,800,000	Israel Government International Bonds 5.38%, 02/19/2030	1,816,686
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(8)	2,789,273
	Mexico - 0.4%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	767,950
6,430,000	6.00%, 05/07/2036	6,124,369
2,465,000	6.34%, 05/04/2053	2,162,613
1,075,000	6.35%, 02/09/2035	1,067,226
1,365,000	6.40%, 05/07/2054	1,207,299
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Mexico - 0.4% - (continued)
$ 2,565,000	6.88%, 05/13/2037	$2,589,832
4,320,000	7.38%, 05/13/2055	4,276,282
		18,195,571
	North Macedonia - 0.1%
EUR 3,615,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	4,069,766
	Panama - 0.0%
	Panama Government International Bonds
$ 1,969,000	4.50%, 04/16/2050	1,261,893
220,000	6.70%, 01/26/2036	211,943
301,000	6.85%, 03/28/2054	259,203
		1,733,039
	Peru - 0.1%
	Peru Government International Bonds
375,000	3.00%, 01/15/2034	311,944
2,630,000	5.38%, 02/08/2035	2,589,396
		2,901,340
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,518,431
1,120,000	1.75%, 04/28/2041	896,085
		5,414,516
	Romania - 0.4%
	Romania Government International Bonds
5,115,000	2.63%, 12/02/2040(1)	3,448,697
1,310,000	2.63%, 12/02/2040(8)	883,244
11,590,000	2.75%, 04/14/2041(8)	7,826,111
1,365,000	2.88%, 04/13/2042(8)	924,796
$ 730,000	5.75%, 03/24/2035(1)	646,941
882,000	5.88%, 01/30/2029(1)	873,784
1,106,000	7.50%, 02/10/2037(1)	1,100,581
		15,704,154
	Uruguay - 0.1%
2,215,000	Uruguay Government International Bonds 4.38%, 01/23/2031	2,188,752
	Total Foreign Government Obligations (cost $109,256,321)	$95,062,436
MUNICIPAL BONDS - 0.7%
	Build America Bonds - 0.0%
210,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	$210,744
	Development - 0.1%
4,630,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	4,521,464
	General - 0.4%
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,732,412
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,698,806
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	5,548,960
		16,980,178
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,071,372
2,965,000	6.32%, 11/01/2029	2,993,154
		4,064,526
The accompanying notes are an integral part of these financial statements.

135

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
$ 2,535,000	5.00%, 11/15/2050	$2,542,590
460,000	5.18%, 11/15/2049	402,577
		2,945,167
	Utility - Electric - 0.0%
1,252,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,361,683
	Total Municipal Bonds (cost $30,887,336)	$30,083,762
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
346,982	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(11)(12)	$1,735
	Total Senior Floating Rate Interests (cost $346,982)	$1,735
U.S. GOVERNMENT AGENCIES - 36.4%
	Mortgage-Backed Agencies - 36.4%
	Federal Home Loan Mortgage Corp. - 10.8%
26,189	0.00%, 11/15/2036(13)(14)	$21,895
28,599,533	0.33%, 10/25/2034(3)(4)	476,440
6,575,973	0.40%, 01/25/2027(3)(4)	28,486
19,052,301	0.47%, 05/25/2034(3)(4)	476,471
10,212,467	0.57%, 12/25/2033(3)(4)	300,591
10,034,741	0.64%, 01/25/2034(3)(4)	297,068
5,021,491	0.73%, 10/25/2026(3)(4)	38,430
19,922,138	0.73%, 03/25/2027(3)(4)	185,366
23,957,354	0.81%, 12/25/2030(3)(4)	795,686
11,403,695	0.87%, 06/25/2027(3)(4)	141,994
5,662,942	0.96%, 11/25/2030(3)(4)	221,503
2,781,210	1.00%, 02/25/2051	2,404,809
10,228,565	1.11%, 10/25/2030(3)(4)	448,974
16,930,678	1.21%, 06/25/2030(3)(4)	806,078
11,351,218	1.23%, 01/25/2030(3)(4)	490,747
921,505	1.50%, 10/01/2051	694,119
2,415,234	1.50%, 11/01/2051	1,820,403
12,277,383	1.53%, 05/25/2030(3)(4)	727,446
7,672,101	1.68%, 05/25/2030(3)(4)	496,940
528,635	1.75%, 10/15/2042	461,594
2,185,193	2.00%, 05/01/2036	2,001,633
872,986	2.00%, 06/01/2036	798,675
431,865	2.00%, 12/01/2040	372,999
2,638,083	2.00%, 05/01/2041	2,269,982
2,970,486	2.00%, 12/01/2041	2,542,878
10,669,803	2.00%, 02/15/2042(3)	1,026,794
780,492	2.00%, 07/25/2050	687,161
2,540,521	2.00%, 10/01/2050	2,034,940
2,155,442	2.00%, 02/01/2051	1,731,953
11,714,339	2.00%, 03/01/2051	9,345,189
6,308,884	2.00%, 04/01/2051	5,037,425
2,411,767	2.00%, 05/01/2051	1,945,580
1,008,862	2.00%, 08/01/2051	807,496
1,015,222	2.00%, 11/01/2051	815,479
3,981,491	2.00%, 04/01/2052	3,203,911
5,890,904	2.00%, 06/15/2052(3)	759,525
144,882	2.50%, 03/15/2028(3)	3,372
111,010	2.50%, 05/15/2028(3)	2,837
8,866,229	2.50%, 02/15/2042(3)	1,083,425
1,316,262	2.50%, 05/01/2050	1,112,425
1,566,751	2.50%, 06/01/2050	1,324,303
4,542,425	2.50%, 06/25/2050(3)	649,186
9,682,412	2.50%, 07/01/2050	8,172,601
2,686,265	2.50%, 09/01/2050	2,270,425
496,514	2.50%, 10/01/2050	422,052
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.8% - (continued)
$ 2,945,098	2.50%, 11/01/2050	$2,476,406
4,883,567	2.50%, 01/25/2051(3)	763,368
897,387	2.50%, 02/01/2051	761,369
2,275,930	2.50%, 03/01/2051	1,902,321
1,078,104	2.50%, 05/01/2051	906,673
1,374,317	2.50%, 07/01/2051	1,153,323
894,743	2.50%, 08/01/2051	749,087
1,637,617	2.50%, 10/01/2051	1,375,433
9,471,352	2.50%, 03/15/2052(3)	1,530,184
2,710,606	2.50%, 03/25/2052	2,421,086
5,633,007	2.50%, 04/01/2052	4,709,376
6,292,544	2.50%, 08/25/2052(3)	1,012,906
1,232,535	2.75%, 12/15/2041	1,169,493
165,581	3.00%, 03/15/2028(3)	4,671
182,966	3.00%, 08/01/2029	179,845
32,091	3.00%, 05/15/2032(3)	161
2,356,578	3.00%, 10/01/2032	2,294,289
207,527	3.00%, 03/15/2033(3)	15,105
973,441	3.00%, 04/01/2033	948,945
1,234,536	3.00%, 11/01/2036	1,165,311
1,196,791	3.00%, 01/01/2037	1,129,081
302,000	3.00%, 04/15/2042	276,123
3,031,400	3.00%, 11/01/2046	2,698,270
6,377,883	3.00%, 12/01/2046	5,672,603
5,538,876	3.00%, 12/25/2049(3)	954,728
1,046,200	3.00%, 07/01/2050	918,724
451,841	3.00%, 08/01/2051	395,951
3,119,069	3.00%, 10/01/2051	2,734,739
1,185,377	3.00%, 01/01/2052	1,042,289
1,540,906	3.00%, 05/01/2052	1,351,007
995,000	3.12%, 10/25/2031(4)	924,300
310,121	3.25%, 11/15/2041	290,469
26,743	3.50%, 09/15/2026(3)	435
11,454	3.50%, 03/15/2027(3)	73
3,049,379	3.50%, 01/15/2033(3)	258,941
527,685	3.50%, 08/01/2034	515,655
253,857	3.50%, 03/15/2041(3)	5,629
1,434,797	3.50%, 01/15/2043(3)	228,962
2,029,222	3.50%, 05/15/2043	1,887,704
3,778,613	3.50%, 08/15/2045	3,583,614
714,310	3.50%, 10/15/2045	662,098
163,888	3.50%, 06/01/2046	151,572
1,558,130	3.50%, 12/15/2046	1,443,377
1,042,796	3.50%, 10/01/2047	956,490
534,783	3.50%, 12/01/2047	490,174
1,551,676	3.50%, 01/01/2048	1,422,433
1,021,412	3.50%, 03/01/2048	941,715
82,243	3.50%, 04/01/2048	75,630
373,467	3.50%, 05/01/2048	341,949
802,535	3.50%, 12/01/2048	734,901
14,501	4.00%, 08/01/2025	14,465
5,061	4.00%, 08/15/2026(3)	34
21,127	4.00%, 07/15/2027(3)	419
66,741	4.00%, 03/15/2028(3)	715
28,028	4.00%, 06/15/2028(3)	442
237,122	4.00%, 07/15/2030(3)	12,813
1,271,348	4.00%, 05/25/2040(3)	194,176
1,792,303	4.00%, 09/15/2041	1,749,238
586,144	4.00%, 05/01/2042	566,811
162,218	4.00%, 08/01/2042	156,680
213,300	4.00%, 09/01/2042	206,063
66,165	4.00%, 07/01/2044	63,032
3,566,462	4.00%, 03/25/2045(3)	647,586
205,895	4.00%, 02/01/2046	195,865
209,282	4.00%, 04/01/2047	200,898
638,671	4.00%, 11/01/2047	605,608
The accompanying notes are an integral part of these financial statements.

136

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.8% - (continued)
$ 97,160	4.00%, 09/01/2048	$91,788
3,631,864	4.00%, 04/01/2049	3,418,280
772,490	4.00%, 05/01/2049	735,150
2,757,731	4.00%, 07/01/2049	2,622,767
138,810	4.50%, 02/01/2039	138,213
1,067,099	4.50%, 05/01/2042	1,059,650
287,032	4.50%, 07/01/2042	284,732
176,770	4.50%, 09/01/2044	171,198
2,870,880	4.50%, 03/01/2053	2,751,346
541,909	4.75%, 07/15/2039	547,395
315,959	5.00%, 09/15/2033(3)	42,814
61,418	5.00%, 04/01/2038	62,092
158,523	5.00%, 08/01/2039	160,148
56,881	5.00%, 09/01/2039	57,149
152,172	5.00%, 01/01/2040	152,815
50,443	5.00%, 08/01/2040	50,804
2,361	5.00%, 02/01/2041	2,385
70,534	5.00%, 07/01/2041	71,452
102,417	5.00%, 04/01/2044	103,561
2,858,904	5.00%, 03/15/2045(3)	593,686
49,445	5.00%, 03/01/2047	48,970
19,042	5.00%, 11/01/2047	19,048
483,980	5.00%, 02/15/2048(3)	97,134
2,129,621	5.00%, 08/01/2052	2,089,414
18,300,828	5.00%, 09/01/2052	17,978,332
928,208	5.00%, 10/01/2052	910,994
972,244	5.00%, 11/01/2052	953,316
1,010,636	5.00%, 01/01/2053	992,044
1,540,901	5.00%, 04/01/2053	1,519,424
25,603,073	5.00%, 11/01/2054	25,071,497
13,422	5.50%, 08/15/2033	13,910
268,138	5.50%, 04/15/2036(3)	48,641
2,555	5.50%, 11/01/2037	2,627
5,151,624	5.50%, 12/01/2037	5,238,791
13,257	5.50%, 04/01/2038	13,538
12,540	5.50%, 06/01/2038	12,789
652,944	5.50%, 08/01/2038	671,473
34,641	5.50%, 05/01/2040	35,379
138,884	5.50%, 08/01/2040	141,746
159,199	5.50%, 06/01/2041	162,252
1,022,051	5.50%, 10/15/2046(3)	191,534
483,835	5.50%, 12/15/2046(3)	65,280
3,536,791	5.50%, 02/01/2053	3,546,053
1,001,889	5.50%, 08/01/2053	1,001,053
33,124	5.50%, 09/01/2053	33,095
900,834	5.50%, 10/01/2053	900,064
46,753	5.50%, 11/01/2053	46,707
15,031,522	5.50%, 12/01/2053	15,010,922
1,170,072	5.50%, 02/01/2054	1,168,016
257,284	5.50%, 03/01/2054	256,832
24,389,504	5.50%, 04/01/2054	24,346,647
25,618,280	5.50%, 05/01/2054	25,573,264
25,526,129	5.50%, 07/01/2054	25,481,276
16,709,128	5.50%, 08/01/2054	16,679,767
19,675,498	5.50%, 09/01/2054	19,640,926
37,567,860	5.50%, 12/01/2054	37,501,849
1,387	6.00%, 11/01/2032	1,409
35,582	6.00%, 11/01/2033	37,041
26,304	6.00%, 02/01/2034	27,368
42,287	6.00%, 07/01/2034	44,117
11,373	6.00%, 08/01/2034	11,875
18,502	6.00%, 09/01/2034	19,266
11,018	6.00%, 01/01/2035	11,395
10,343	6.00%, 03/01/2035	10,754
16,331	6.00%, 05/01/2038	16,825
80,649	6.00%, 06/01/2038	84,298
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.8% - (continued)
$ 176,762	6.00%, 05/15/2039	$187,029
2,179,535	6.00%, 11/01/2052	2,219,593
1,999,021	6.00%, 12/01/2052	2,041,115
959,547	6.00%, 03/01/2053	984,354
25,188,946	6.00%, 06/01/2054	25,584,677
8,140,465	6.00%, 08/01/2054	8,277,129
878,310	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	885,709
128,660	6.50%, 07/15/2036	133,982
2,422,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,485,878
10,155,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	10,329,564
3,377,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,499,416
6,760,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,009,275
11,830,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	12,122,466
6,410,000	7.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,724,926
1,040,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,084,805
6,474,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	6,652,035
2,890,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,025,309
2,810,000	8.10%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,914,177
2,585,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,720,354
4,090,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,326,148
4,865,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	5,154,994
		473,210,431
	Federal National Mortgage Association - 12.0%
25,722	0.00%, 03/25/2036(13)(14)	22,751
461,437	0.00%, 06/25/2041(13)(14)	352,687
100,000	0.00%, 09/25/2041(13)(14)	78,785
7,785,478	0.38%, 01/25/2030(3)(4)	67,126
1,767,169	1.50%, 09/01/2051	1,333,062
2,688,947	1.50%, 10/01/2051	2,027,818
1,792,857	1.50%, 11/01/2051	1,351,296
2,445,371	1.50%, 04/01/2052	1,843,116
9,459,794	1.58%, 05/25/2029(3)(4)	378,235
830,348	1.75%, 12/25/2042	748,259
1,120,096	2.00%, 05/01/2036	1,024,761
3,358,808	2.00%, 06/01/2036	3,074,288
2,490,469	2.00%, 08/01/2036	2,279,613
1,598,476	2.00%, 09/01/2036	1,467,261
1,073,003	2.00%, 12/01/2036	984,907
555,987	2.00%, 09/25/2039	490,256
1,780,432	2.00%, 09/01/2040	1,572,366
5,748,394	2.00%, 12/01/2040	4,974,502
1,672,451	2.00%, 04/01/2041	1,439,793
546,724	2.00%, 05/01/2041	470,672
3,628,279	2.00%, 10/01/2041	3,112,320
1,418,096	2.00%, 02/01/2042	1,222,583
8,957,824	2.00%, 02/25/2042(3)	859,335
2,677,118	2.00%, 09/01/2050	2,152,355
11,977,960	2.00%, 10/25/2050(3)	1,505,076
5,981,265	2.00%, 12/01/2050	4,793,850
1,262,901	2.00%, 01/01/2051	1,018,471
14,442,087	2.00%, 02/01/2051	11,557,102
The accompanying notes are an integral part of these financial statements.

137

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 23,046,721	2.00%, 03/01/2051	$18,380,756
14,683,898	2.00%, 04/01/2051	11,675,963
7,348,605	2.00%, 05/01/2051	5,844,851
772,887	2.00%, 07/01/2051	617,752
2,057,849	2.00%, 08/01/2051	1,675,818
81,157	2.00%, 12/01/2051	65,190
5,816,756	2.00%, 03/25/2052(3)	775,078
652,230	2.03%, 04/25/2055(3)(4)	29,752
537,052	2.19%, 08/25/2044(3)(4)	36,480
554,544	2.23%, 05/25/2046(3)(4)	27,576
1,350,388	2.25%, 04/01/2033	1,166,779
472,872	2.38%, 06/25/2055(3)(4)	23,520
71,343	2.50%, 06/25/2028(3)	1,772
3,613,699	2.50%, 06/01/2040	3,258,356
137,492	2.50%, 01/01/2043	121,010
859,865	2.50%, 02/01/2043	756,794
790,021	2.50%, 03/01/2043	696,481
420,000	2.50%, 03/25/2043	336,064
372,629	2.50%, 04/01/2043	327,615
188,244	2.50%, 06/01/2043	164,739
242,283	2.50%, 08/01/2043	211,010
1,502,832	2.50%, 04/01/2050	1,266,074
1,612,684	2.50%, 06/01/2050	1,359,134
2,039,651	2.50%, 07/01/2050	1,721,068
2,666,472	2.50%, 09/01/2050	2,239,014
4,153,465	2.50%, 10/01/2050	3,510,958
2,203,358	2.50%, 11/01/2050	1,842,064
1,105,394	2.50%, 12/01/2050	929,476
1,616,804	2.50%, 01/01/2051	1,363,469
997,613	2.50%, 02/01/2051	838,987
9,758,395	2.50%, 02/25/2051(3)	1,553,078
888,360	2.50%, 03/01/2051	746,947
30,653,497	2.50%, 05/01/2051	25,791,902
3,763,929	2.50%, 06/01/2051	3,148,334
2,191,084	2.50%, 07/01/2051	1,842,687
1,361,381	2.50%, 09/01/2051	1,140,114
11,584,601	2.50%, 10/01/2051	9,701,672
19,418,298	2.50%, 11/01/2051	16,398,406
2,106,442	2.50%, 12/01/2051	1,777,747
2,290,813	2.50%, 01/01/2052	1,927,115
3,639,303	2.50%, 03/01/2052	3,039,688
2,147,582	2.50%, 04/01/2052	1,796,955
4,892,657	2.50%, 06/25/2052(3)	775,699
5,092,730	2.50%, 09/25/2052(3)	805,614
3,142,521	2.50%, 01/01/2057	2,614,194
32,473	2.55%, 07/25/2044	31,641
59,791	3.00%, 09/25/2027(3)	1,192
44,367	3.00%, 12/25/2027(3)	1,109
223,381	3.00%, 01/25/2028(3)	4,095
155,108	3.00%, 01/01/2030	152,191
1,290,027	3.00%, 04/25/2033(3)	79,616
511,627	3.00%, 08/01/2033	498,434
232,207	3.00%, 06/01/2035	219,712
216,920	3.00%, 07/01/2035	206,107
1,414,741	3.00%, 03/01/2037	1,349,026
45,574	3.00%, 10/01/2037	42,783
2,555,921	3.00%, 06/01/2043	2,320,765
2,917,283	3.00%, 01/25/2045	2,660,956
1,419,517	3.00%, 09/01/2048	1,261,020
927,922	3.00%, 08/25/2049	844,105
254,972	3.00%, 12/01/2049	224,251
1,120,483	3.00%, 02/01/2050	989,552
4,080,113	3.00%, 08/01/2050	3,571,615
1,721,935	3.00%, 10/01/2050	1,503,318
2,385,137	3.00%, 12/01/2050	2,082,691
763,075	3.00%, 04/01/2051	666,470
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 1,936,461	3.00%, 05/01/2051	$1,716,261
420,230	3.00%, 06/01/2051	368,251
540,794	3.00%, 07/01/2051	474,332
3,513,833	3.00%, 08/01/2051	3,080,449
3,636,549	3.00%, 09/01/2051	3,200,541
6,133,999	3.00%, 10/01/2051	5,370,397
6,663,057	3.00%, 11/01/2051	5,828,442
3,002,208	3.00%, 12/01/2051	2,628,600
1,442,396	3.00%, 01/01/2052	1,259,281
4,765,251	3.00%, 01/25/2052(3)	701,236
1,632,518	3.00%, 04/01/2052	1,428,830
2,124,161	3.00%, 05/01/2052	1,859,019
600,000	3.00%, 09/25/2057	458,190
303,756	3.38%, 12/01/2029	295,463
135,320	3.50%, 05/25/2027(3)	2,500
120,869	3.50%, 10/25/2027(3)	2,986
175,528	3.50%, 05/25/2030(3)	9,544
60,489	3.50%, 08/25/2030(3)	2,603
32,672	3.50%, 02/25/2031(3)	385
1,762,250	3.50%, 08/25/2033(3)	150,886
245,735	3.50%, 09/25/2035(3)	22,466
1,609,306	3.50%, 11/25/2039(3)	141,052
3,181,293	3.50%, 08/01/2043	2,959,154
87,838	3.50%, 09/01/2043	81,879
552,199	3.50%, 10/01/2044	513,936
489,330	3.50%, 02/01/2045	453,248
656,717	3.50%, 01/01/2046	606,916
112,134	3.50%, 02/01/2046	103,436
478,130	3.50%, 03/01/2046	442,558
858,911	3.50%, 09/01/2046	788,344
394,316	3.50%, 10/01/2046	363,160
329,944	3.50%, 10/25/2046(3)	64,562
445,211	3.50%, 11/01/2046	410,771
2,584,027	3.50%, 12/01/2046	2,419,881
826,425	3.50%, 05/01/2047	762,799
1,735,966	3.50%, 09/01/2047	1,593,159
317,417	3.50%, 12/01/2047	292,733
912,149	3.50%, 01/01/2048	834,862
4,442,035	3.50%, 02/01/2048	4,108,985
500,000	3.50%, 05/25/2048	436,800
1,291,408	3.50%, 07/01/2048	1,191,178
288,588	3.50%, 11/01/2048	264,576
3,517,856	3.50%, 04/01/2052	3,209,955
4,412,217	3.50%, 09/01/2057	3,972,861
1,805,279	3.50%, 05/01/2058	1,625,513
2,332,098	3.50%, 12/25/2058	2,105,256
1,478	4.00%, 06/01/2025	1,473
77,015	4.00%, 05/25/2027(3)	1,035
439,091	4.00%, 04/01/2038	436,090
857,655	4.00%, 10/01/2040	828,339
325,412	4.00%, 11/01/2040	314,318
360,152	4.00%, 12/01/2040	347,952
114,032	4.00%, 02/01/2041	110,134
330,322	4.00%, 03/01/2041	319,031
959,938	4.00%, 06/01/2041	928,382
117,689	4.00%, 03/25/2042(3)	12,786
108,937	4.00%, 08/01/2042	105,031
319,830	4.00%, 09/01/2042	308,729
57,350	4.00%, 11/25/2042(3)	5,291
135,826	4.00%, 11/25/2043	132,895
42,039	4.00%, 06/01/2044	40,062
5,918	4.00%, 08/01/2044	5,639
44,790	4.00%, 10/01/2044	42,629
74,382	4.00%, 11/01/2044	70,901
49,307	4.00%, 03/01/2045	46,948
66,300	4.00%, 05/01/2045	63,046
The accompanying notes are an integral part of these financial statements.

138

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 402,686	4.00%, 07/01/2045	$383,424
443,371	4.00%, 03/01/2046	424,142
265,622	4.00%, 05/01/2046	252,475
374,632	4.00%, 06/01/2046	355,327
407,252	4.00%, 04/01/2047	385,325
809,666	4.00%, 10/01/2047	766,239
840,438	4.00%, 11/01/2047	793,709
4,185,399	4.00%, 06/01/2048	3,948,326
535,481	4.00%, 09/01/2048	504,566
5,128,517	4.00%, 10/01/2048	4,846,837
2,246,400	4.00%, 01/01/2049	2,125,810
4,598,423	4.00%, 04/01/2049	4,301,503
792,945	4.00%, 05/01/2049	751,488
191,610	4.00%, 08/01/2049	183,301
3,240,939	4.00%, 04/01/2050	3,053,330
3,498,951	4.00%, 06/25/2050(3)	705,511
3,734,722	4.00%, 11/25/2050(3)	756,700
2,026,176	4.00%, 08/01/2051	1,920,759
2,146,604	4.00%, 06/01/2052	2,012,945
4,474,128	4.39%, 04/01/2029	4,520,111
1,205	4.50%, 07/25/2027(3)	6
208,051	4.50%, 09/01/2035	206,089
1,630,969	4.50%, 12/01/2037	1,626,049
48,951	4.50%, 08/01/2040	48,564
608,400	4.50%, 10/01/2040	603,592
28,257	4.50%, 08/01/2041	27,990
7,163	4.50%, 09/01/2041	7,070
310,647	4.50%, 10/01/2041	307,936
1,218,171	4.50%, 08/25/2043(3)	258,605
254,077	4.50%, 09/01/2043	252,095
641,461	4.50%, 04/01/2049	623,359
1,963,242	4.50%, 01/01/2051	1,880,758
3,786,526	4.50%, 03/01/2053	3,623,704
760,000	4.75%, 04/01/2028	773,624
45,831	5.00%, 04/25/2038	46,377
1,029,627	5.00%, 12/25/2043(3)	193,245
18,741,247	5.00%, 09/01/2052	18,410,132
5,164,601	5.00%, 10/01/2052	5,077,400
879,861	5.00%, 11/01/2052	863,750
9,674,874	5.00%, 01/01/2053	9,503,891
3,515,000	5.07%, 12/01/2028	3,628,089
39,753	5.50%, 06/01/2033	40,796
181,972	5.50%, 07/01/2033	184,787
12,164	5.50%, 08/01/2033	12,466
615,190	5.50%, 11/01/2035	632,976
4,963,946	5.50%, 11/25/2035	5,009,812
143,611	5.50%, 04/01/2036	147,943
136,949	5.50%, 04/25/2037	143,468
1,700,205	5.50%, 04/01/2038	1,728,975
1,006,983	5.50%, 11/25/2040(3)	121,593
329,780	5.50%, 06/25/2042(3)	67,061
524,022	5.50%, 09/25/2044(3)	93,154
2,258,669	5.50%, 12/25/2051	2,279,767
4,569,555	5.50%, 03/25/2052	4,598,865
4,276,006	5.50%, 04/25/2052	4,305,356
2,102,689	5.50%, 10/01/2052	2,110,688
3,624,040	5.50%, 11/01/2052	3,630,485
6,996,533	5.50%, 12/01/2052	7,006,368
3,690,940	5.50%, 06/01/2053	3,696,132
898,328	5.50%, 07/01/2053	898,686
88,792	5.50%, 08/01/2053	88,667
377,181	5.50%, 09/01/2053	376,724
735,949	5.50%, 10/01/2053	734,979
55,073,740	5.50%, 11/01/2053	55,019,637
53,312	5.50%, 12/01/2053	53,218
2,888,735	5.50%, 02/01/2054	2,883,658
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 198,540	5.50%, 03/01/2054	$198,191
55,710,622	5.50%, 08/01/2054	55,612,738
11,038	5.53%, 05/25/2042(3)(4)	769
43,567	6.00%, 12/01/2032	45,612
52,639	6.00%, 03/01/2033	55,000
135,849	6.00%, 02/01/2037	142,168
118,212	6.00%, 12/01/2037	123,721
64,566	6.00%, 03/01/2038	67,565
31,476	6.00%, 10/01/2038	32,944
578,735	6.00%, 01/25/2042(3)	35,572
1,355,653	6.00%, 04/01/2044	1,385,544
2,042,387	6.00%, 05/01/2053	2,097,000
9,244,469	6.00%, 02/01/2054	9,387,211
4,040,722	6.00%, 05/01/2054	4,101,457
3,763,818	6.00%, 06/01/2054	3,819,281
2,854,561	6.00%, 09/01/2054	2,904,587
998	7.50%, 12/01/2029	1,000
2,862	7.50%, 03/01/2030	2,963
7,161	7.50%, 09/01/2031	7,173
		524,806,904
	Government National Mortgage Association - 8.4%
517,273	1.25%, 05/20/2051	405,293
3,893,329	2.00%, 10/20/2050	3,176,934
4,587,567	2.00%, 11/20/2050	3,743,419
4,698,822	2.00%, 12/20/2050	3,834,188
146,017	2.00%, 01/20/2051	119,148
2,057,743	2.00%, 08/20/2051	1,754,191
14,095,798	2.00%, 02/20/2052	11,501,477
26,324,524	2.00%, 03/20/2052	21,479,435
5,439,152	2.00%, 04/20/2052	4,438,112
1,621,349	2.00%, 05/20/2052	1,322,948
846,027	2.00%, 06/20/2052	690,400
548,176	2.14%, 04/20/2040	453,427
308,287	2.50%, 12/16/2039	292,481
709,139	2.50%, 07/20/2041	639,474
3,990,658	2.50%, 10/20/2049	3,553,781
3,013,390	2.50%, 11/20/2049	2,583,934
2,382,683	2.50%, 03/20/2051	2,031,603
2,865,972	2.50%, 09/20/2051	2,442,898
9,607,536	2.50%, 10/20/2051	8,189,264
34,095,000	2.50%, 05/20/2055(15)	29,052,631
77,174	3.00%, 09/20/2028(3)	1,444
2,109,313	3.00%, 05/20/2035(3)	104,918
321,033	3.00%, 09/16/2042	268,871
451,963	3.00%, 09/20/2042	393,656
57,705	3.00%, 11/15/2042	52,376
248,054	3.00%, 02/16/2043(3)	33,467
62,319	3.00%, 06/15/2043	56,507
3,455,519	3.00%, 01/16/2044	3,175,825
33,573	3.00%, 10/15/2044	29,974
42,310	3.00%, 02/15/2045	37,773
26,339	3.00%, 03/15/2045	23,515
108,179	3.00%, 04/15/2045	96,583
250,473	3.00%, 04/20/2045	228,356
27,660	3.00%, 06/15/2045	24,525
614,389	3.00%, 07/15/2045	548,506
12,512	3.00%, 08/15/2045	11,170
31,810	3.00%, 11/20/2045	28,607
169,000	3.00%, 02/20/2046	142,216
5,629,273	3.00%, 07/20/2050(3)	762,345
11,142,089	3.00%, 04/20/2051	9,876,520
3,298,531	3.00%, 08/20/2051	2,921,658
4,145,054	3.00%, 09/20/2051	3,673,106
2,839,142	3.00%, 10/20/2051	2,514,814
9,660,461	3.00%, 12/20/2051	8,555,583
2,106,346	3.00%, 02/20/2052	1,943,569
The accompanying notes are an integral part of these financial statements.

139

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Government National Mortgage Association - 8.4% - (continued)
$ 2,360,229	3.00%, 12/20/2052	$2,090,754
7,776,000	3.00%, 05/20/2055(15)	6,883,332
16,032	3.50%, 02/16/2027(3)	83
72,449	3.50%, 03/20/2027(3)	628
61,698	3.50%, 07/20/2040(3)	813
18,596	3.50%, 02/20/2041(3)	49
306,604	3.50%, 04/20/2042(3)	10,240
158,494	3.50%, 05/15/2042	148,081
1,340,990	3.50%, 10/20/2042(3)	169,970
447,365	3.50%, 12/15/2042	416,992
361,374	3.50%, 03/15/2043	336,616
489,372	3.50%, 04/15/2043	455,862
875,357	3.50%, 05/15/2043	815,537
405,286	3.50%, 07/20/2043(3)	60,186
1,628,784	3.50%, 03/20/2044	1,510,621
1,689,006	3.50%, 06/20/2046	1,552,848
1,711,639	3.50%, 02/20/2047	1,573,025
237,791	3.50%, 07/20/2047	218,410
1,873,659	3.50%, 08/20/2047	1,720,749
66,179	3.50%, 09/20/2047	60,553
81,832	3.50%, 10/20/2047	75,137
389,424	3.50%, 11/20/2047	357,521
349,486	3.50%, 03/20/2048	320,009
2,419,690	3.50%, 06/20/2049	2,206,533
1,349,980	3.50%, 07/20/2049	1,236,850
5,908,162	3.50%, 11/20/2049	5,380,589
634,181	3.50%, 12/20/2049	578,521
384,239	3.50%, 01/20/2050	351,924
400,111	3.50%, 06/20/2050	365,553
5,901,745	3.50%, 02/20/2051	5,376,255
2,395,871	3.50%, 03/20/2052(15)	2,219,649
1,031,053	3.88%, 08/15/2042	978,918
22,971	4.00%, 04/16/2026(3)	119
8,120	4.00%, 12/16/2026(3)	1
134,605	4.00%, 05/20/2029(3)	789
587,989	4.00%, 09/20/2040	562,905
106,921	4.00%, 10/20/2040	101,276
263,497	4.00%, 12/20/2040	250,961
77,917	4.00%, 05/16/2042(3)	6,881
1,841,640	4.00%, 09/16/2042(3)	438,973
90,530	4.00%, 01/20/2044(3)	17,389
1,404,763	4.00%, 02/20/2045	1,336,114
1,072,643	4.00%, 08/20/2045	1,016,246
751,913	4.00%, 03/20/2047(3)	131,402
327,818	4.00%, 11/20/2047	306,081
897,457	4.00%, 03/20/2048	840,166
3,778,394	4.00%, 07/20/2048	3,554,739
5,982,369	4.00%, 08/20/2052	5,591,912
4,345,000	4.00%, 05/20/2055(15)	4,043,652
10,877	4.50%, 07/15/2033	10,927
22,719	4.50%, 05/15/2040	22,239
135,285	4.50%, 06/15/2041	132,703
15,828	4.50%, 09/20/2041	15,706
8,160	4.50%, 05/20/2044	7,996
429,416	4.50%, 06/20/2044	420,944
364,592	4.50%, 10/20/2044	356,536
611,280	4.50%, 05/20/2045(3)	134,634
1,976,675	4.50%, 08/20/2045(3)	388,962
293,479	4.50%, 01/20/2046	286,323
1,169,383	4.50%, 12/16/2046(3)	167,443
998,582	4.50%, 01/20/2047(3)	115,623
1,340,784	4.50%, 05/20/2048(3)	196,807
995,895	4.50%, 08/20/2049	961,142
1,636,619	4.50%, 09/20/2049	1,580,997
1,512,176	4.50%, 08/20/2052	1,456,394
1,360,231	4.50%, 09/20/2052	1,310,053
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Government National Mortgage Association - 8.4% - (continued)
$ 6,234,178	4.50%, 10/20/2052	$6,004,208
47,245,000	4.50%, 05/20/2055(15)	45,218,583
43,416	5.00%, 05/20/2034	43,679
17,910	5.00%, 07/15/2039	18,124
918,141	5.00%, 02/16/2040(3)	198,820
1,533,426	5.00%, 05/20/2040(3)	1,420,312
1,093,448	5.00%, 06/20/2040	1,105,493
428,569	5.00%, 07/20/2040	433,290
249,765	5.00%, 06/15/2041	255,775
285,130	5.00%, 10/16/2041(3)	49,212
357,274	5.00%, 03/15/2044	365,966
525,899	5.00%, 06/20/2046(3)	62,289
196,136	5.00%, 01/16/2047(3)	41,311
148,765	5.00%, 09/16/2047(3)	32,555
4,986,887	5.00%, 10/20/2047(3)	1,025,102
163,223	5.00%, 06/20/2048(3)	19,851
4,786,410	5.00%, 06/15/2052	4,702,032
149,643	5.00%, 07/15/2052	147,005
15,242,500	5.00%, 05/20/2054(15)	14,950,579
131,324	5.50%, 05/15/2033	134,497
10,030	5.50%, 06/15/2035	10,286
132,266	5.50%, 05/20/2038	135,559
518,764	5.50%, 03/20/2039(3)	47,699
565,636	5.50%, 02/16/2047(3)	81,220
301,036	5.50%, 02/20/2047(3)	46,024
58,765,000	5.50%, 05/20/2054(15)	58,733,550
417,902	5.92%, 07/20/2039(3)(4)	6,930
13,264	6.00%, 11/15/2032	13,601
52,029	6.00%, 02/15/2033	53,123
3,490	6.00%, 07/15/2033	3,488
11,713	6.00%, 10/15/2034	11,722
105,017	6.00%, 03/15/2036	108,724
1,233	6.00%, 05/15/2036	1,287
61,342	6.00%, 08/15/2039	62,878
4,893	6.00%, 09/15/2039	5,015
9,493	6.00%, 06/15/2040	9,682
674,364	6.00%, 09/20/2040(3)	104,280
609,855	6.00%, 02/20/2046(3)	64,333
16,625,000	6.00%, 05/20/2054(15)	16,813,980
14,155,270	6.00%, 10/20/2054	14,324,232
3,171	6.50%, 09/15/2028	3,216
205	6.50%, 10/15/2028	207
2,019	6.50%, 12/15/2028	2,040
8,052	6.50%, 05/15/2029	8,253
2,464	6.50%, 08/15/2031	2,515
36	6.50%, 09/15/2031	36
1,215	6.50%, 10/15/2031	1,220
50,067	6.50%, 11/15/2031	51,647
13,632	6.50%, 01/15/2032	14,101
2,588	6.50%, 03/15/2032	2,701
2,095	6.50%, 04/15/2032	2,127
		367,403,124
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	562,698
	Uniform Mortgage-Backed Security - 5.2%
625,000	1.50%, 05/01/2055(15)	470,600
70,707,000	2.00%, 05/01/2055(15)	56,067,770
56,136,000	2.50%, 05/01/2054(15)	46,658,602
13,855,000	3.00%, 02/01/2052(15)	12,022,014
41,325,000	3.50%, 03/01/2052(15)	37,291,170
3,023,000	4.50%, 05/01/2055(15)	2,890,745
48,658,000	5.50%, 05/01/2054(15)	48,552,958
The accompanying notes are an integral part of these financial statements.

140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Uniform Mortgage-Backed Security - 5.2% - (continued)
$ 13,635,000	6.00%, 05/01/2054(15)	$13,831,496
8,445,000	7.00%, 05/01/2054(15)	8,827,251
		226,612,606
	Total U.S. Government Agencies (cost $1,635,990,636)	$1,592,595,763
U.S. GOVERNMENT SECURITIES - 31.9%
	U.S. Treasury Securities - 31.9%
	U.S. Treasury Bonds - 10.7%
100,845,000	1.25%, 05/15/2050	$49,055,577
23,005,000	1.38%, 08/15/2050	11,472,845
5,160,000	2.50%, 02/15/2045	3,668,236
18,100,000	2.50%, 02/15/2046	12,671,414
23,034,000	2.88%, 11/15/2046	17,134,237
6,035,000	3.00%, 05/15/2045	4,668,638
12,500,000	3.00%, 02/15/2047	9,478,516
14,136,000	3.00%, 05/15/2047	10,701,946
17,840,000	3.00%, 02/15/2048	13,391,150
58,725,000	3.00%, 08/15/2052(16)(17)	42,933,480
11,885,000	3.13%, 02/15/2043	9,641,242
55,100,000	3.13%, 08/15/2044(18)	43,871,223
43,015,000	3.13%, 05/15/2048	32,978,727
16,225,000	3.38%, 08/15/2042	13,750,054
63,465,000	3.38%, 05/15/2044	52,735,448
14,635,000	3.63%, 08/15/2043	12,711,869
31,690,000	3.63%, 05/15/2053	26,227,189
19,765,000	4.00%, 11/15/2042	18,223,948
8,240,000	4.13%, 08/15/2044	7,637,450
10,820,000	4.13%, 08/15/2053	9,806,470
62,680,000	4.25%, 08/15/2054	58,106,319
5,790,000	4.50%, 11/15/2054	5,604,539
		466,470,517
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
37,872,878	0.25%, 02/15/2050(17)(19)	22,114,456
8,402,221	0.63%, 02/15/2043(19)	6,283,784
43,253,863	0.75%, 02/15/2042(19)	33,781,365
19,333,281	0.75%, 02/15/2045(19)	14,205,105
7,964,252	1.00%, 02/15/2046(19)	6,065,171
22,183,025	1.38%, 02/15/2044(19)	18,752,869
		101,202,750
	U.S. Treasury Inflation-Indexed Notes - 1.5%
5,015,994	1.38%, 07/15/2033(19)	4,860,335
61,795,375	1.75%, 01/15/2034(19)	61,192,740
		66,053,075
	U.S. Treasury Notes - 17.4%
100,000,000	0.38%, 09/30/2027	92,617,188
66,985,000	0.63%, 11/30/2027	62,125,971
114,770,000	0.63%, 05/15/2030	98,487,006
125,730,000	3.75%, 04/15/2028	126,309,537
86,485,000	3.88%, 08/15/2034	84,714,760
22,605,000	4.00%, 10/31/2029	22,884,031
63,560,000	4.00%, 02/15/2034	63,073,369
36,600,000	4.13%, 11/30/2031	37,056,071
72,045,000	4.25%, 03/15/2027	72,841,435
98,015,000	4.25%, 11/15/2034	98,765,427
		758,874,795
	Total U.S. Government Securities (cost $1,526,137,477)	$1,392,601,137
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(20)(21)		$—
	Total Common Stocks (cost $117,242)		$—
	Total Long-Term Investments (cost $4,918,612,195)		$4,696,143,745
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 35,232,494	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $35,236,771; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $35,937,243		$35,232,494
	Total Short-Term Investments (cost $35,232,494)		$35,232,494
	Total Investments (cost $4,953,844,689)	108.3%	$4,731,376,239
	Other Assets and Liabilities	(8.3)%	(361,596,143)
	Net Assets	100.0%	$4,369,780,096
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$1,031,893,554, representing 23.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Market value is less than $1.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,167,807 at April 30, 2025.
The accompanying notes are an integral part of these financial statements.

141

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $44,666,879, representing 1.0% of net assets.

(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $6,031,523.
(17)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2025, the market value of securities pledged was $1,072,937.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $16,123,272.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	13,623	$117,242	$—

(21)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	769	06/16/2025	$56,633,256	$1,430,613
Canadian 10-Years Bond Future	517	06/19/2025	46,374,743	155,486
Euro-BUND Future	54	06/06/2025	8,061,500	46,666
U.S. Treasury 5-Year Note Future	2,208	06/30/2025	241,103,251	616,002
U.S. Treasury 10-Year Note Future	467	06/18/2025	52,406,156	137,744
U.S. Treasury Long Bond Future	44	06/18/2025	5,131,500	(116,941)
Total				$2,269,570
Short position contracts:
Euro BUXL 30-Year Bond Future	(151)	06/06/2025	$(21,228,599)	$(330,784)
French Government Bond Future	(201)	06/06/2025	(28,608,599)	(752,102)
U.S. Treasury 2-Year Note Future	(163)	06/30/2025	(33,928,196)	(320,341)
U.S. Treasury 10-Year Ultra Future	(401)	06/18/2025	(46,008,484)	(74,701)
U.S. Treasury Ultra Bond Future	(298)	06/18/2025	(36,067,313)	(657,986)
Total				$(2,135,914)
Total futures contracts				$133,656

TBA Sale Commitments Outstanding at April 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.00%	$12,575,000	05/20/2054	$(10,256,365)	$(118,014)
Government National Mortgage Association, 2.50%	10,230,000	05/20/2055	(8,717,068)	(115,875)
Government National Mortgage Association, 6.00%	26,595,000	05/20/2054	(26,897,310)	(127,955)
Uniform Mortgage-Backed Security, 3.50%	9,605,000	03/01/2052	(8,667,434)	(51,930)
Uniform Mortgage-Backed Security, 4.00%	42,053,000	06/01/2052	(39,180,263)	(255,353)
Uniform Mortgage-Backed Security, 4.50%	5,175,000	05/01/2055	(4,948,595)	(40,431)
Uniform Mortgage-Backed Security, 4.50%	2,145,000	06/01/2054	(2,050,487)	(3,017)
The accompanying notes are an integral part of these financial statements.

142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2025 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 4.50%	$107,000	05/01/2039	$(106,201)	$(1,864)
Uniform Mortgage-Backed Security, 5.00%	38,055,000	05/01/2054	(37,248,851)	(177,108)
Uniform Mortgage-Backed Security, 6.50%	3,840,000	05/01/2054	(3,954,315)	(9,015)
Total TBA sale commitments (proceeds receivable $141,126,327)			$(142,026,889)	$(900,562)
At April 30, 2025, the aggregate market value of TBA Sale Commitments represents (3.3)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$—	$—	$(316,778)	$(316,778)
4.16% Fixed	12 Mo. USD SOFR	USD	78,275,000	03/19/2045	Annual	—	(150,688)	(2,948,930)	(2,798,242)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(70,274)	4,997,721	5,067,995
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,031	—	2,414,208	2,405,177
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	81,734	—	1,252,359	1,170,625
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(80,490)	897,612	978,102
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	52,275	—	580,604	528,329
3.75% Fixed	12 Mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,734	—	105,253	94,519
Total centrally cleared interest rate swaps contracts						$153,774	$(301,452)	$6,982,049	$7,129,727

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,005,000	EUR	2,196,769	USD	MSC	06/18/2025	$81,631
2,640,000	EUR	3,009,155	USD	BCLY	06/18/2025	(9,168)
9,619,195	USD	57,290,000	BRL	GSC	06/18/2025	(356,219)
52,313,511	USD	47,767,000	EUR	DEUT	06/18/2025	(1,966,939)
Total foreign currency contracts						$(2,250,695)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$712,325,466	$—	$712,325,466	$—
Corporate Bonds	873,473,446	—	873,473,446	—
Foreign Government Obligations	95,062,436	—	95,062,436	—
Municipal Bonds	30,083,762	—	30,083,762	—
Senior Floating Rate Interests	1,735	—	1,735	—
U.S. Government Agencies	1,592,595,763	—	1,592,595,763	—
U.S. Government Securities	1,392,601,137	—	1,392,601,137	—
Common Stocks	—	—	—	—
Short-Term Investments	35,232,494	—	35,232,494	—
Foreign Currency Contracts(2)	81,631	—	81,631	—
Futures Contracts(2)	2,386,511	2,386,511	—	—
Swaps - Interest Rate(2)	10,244,747	—	10,244,747	—
Total	$4,744,089,128	$2,386,511	$4,741,702,617	$—
Liabilities
Foreign Currency Contracts(2)	$(2,332,326)	$—	$(2,332,326)	$—
Futures Contracts(2)	(2,252,855)	(2,252,855)	—	—
Swaps - Interest Rate(2)	(3,115,020)	—	(3,115,020)	—
TBA Sale Commitments	(142,026,889)	—	(142,026,889)	—
Total	$(149,727,090)	$(2,252,855)	$(147,474,235)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

144

The Hartford World Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
	Bermuda - 0.5%
$ 1,291,614	AREIT Trust 6.44%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$1,294,896
	Bellemeade Re Ltd.
2,000,000	7.50%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,036,472
2,642,948	8.05%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,712,572
2,505,000	8.60%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,594,580
2,736,000	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,810,280
538,041	PFP Ltd. 6.69%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	539,465
2,780,000	Radnor RE Ltd. 11.10%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,899,644
1,460,000	TSTAT Ltd. 6.12%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,439,068
		16,326,977
	Cayman Islands - 1.8%
1,185,000	720 East CLO Ltd. 7.31%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,187,261
2,000,000	Apidos CLO XXX Ltd. 5.77%, 10/18/2031, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,999,444
1,285,000	Ares XXXIV CLO Ltd. 6.14%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,283,504
480,000	BDS Ltd. 6.73%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	476,284
3,109,226	BSPRT Issuer Ltd. 6.58%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	3,113,062
2,310,000	Buckhorn Park CLO Ltd. 7.17%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,310,240
500,000	Carlyle C17 CLO Ltd. 7.34%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	498,834
890,000	Cent CLO 21 Ltd. 7.74%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	887,638
2,930,000	CIFC Funding Ltd. 6.43%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,920,738
1,000,000	Elmwood CLO 14 Ltd. 7.42%, 04/20/2035, 3 mo. USD Term SOFR + 3.15%(1)(2)	994,526
238,990	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	230,683
1,660,000	Flatiron CLO 20 Ltd. 6.24%, 05/20/2036, 3 mo. USD Term SOFR + 1.92%(1)(2)	1,660,033
1,300,000	GoldenTree Loan Management U.S. CLO 7 Ltd. 6.02%, 04/20/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,286,156
4,250,000	Golub Capital Partners CLO 60B Ltd. 5.88%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,217,016
3,250,000	Golub Capital Partners Static Ltd. 6.57%, 04/20/2033, 3 mo. USD Term SOFR + 2.30%(1)(2)	3,239,070
770,000	Greystone CRE Notes Ltd. 6.44%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	756,871
1,500,000	Harriman Park CLO Ltd. 7.63%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,483,703
1,580,855	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,515,921
1,431,745	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,365,353
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	Cayman Islands - 1.8% - (continued)
$ 3,000,000	HPS Loan Management Ltd. 6.12%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	$2,947,992
500,000	Madison Park Funding XL Ltd. 8.17%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	497,891
430,000	Magnetite XV Ltd. 7.29%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	428,122
2,775,000	Magnetite XXV Ltd. 7.84%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,762,171
1,460,000	Morgan Stanley Eaton Vance CLO LLC 6.21%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,457,100
	OCP CLO Ltd.
750,000	7.23%, 10/17/2036, 3 mo. USD Term SOFR + 2.95%(1)(2)	742,856
915,000	10.11%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	906,541
1,500,000	OZLM XVIII Ltd. 6.37%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,500,027
	Palmer Square Loan Funding Ltd.
1,910,000	5.93%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,908,069
2,375,000	5.96%, 01/15/2033, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,332,167
1,645,000	6.57%, 02/15/2033, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,637,030
1,935,000	6.81%, 10/15/2032, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,896,265
2,495,000	7.36%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,491,075
2,000,000	Sixth Street CLO VIII Ltd. 6.07%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,960,284
1,620,000	Sixth Street CLO XXIII Ltd. 6.53%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,624,171
1,500,000	Sound Point CLO II Ltd. 6.39%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,495,389
835,000	Sound Point CLO V-R Ltd. 7.63%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	813,154
1,350,000	Sound Point CLO XXXIII Ltd. 6.18%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,343,180
1,000,000	Symphony CLO XXII Ltd. 6.37%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	984,336
1,000,000	TCI-Flatiron CLO Ltd. 10.53%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	998,436
347,017	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	343,240
1,400,000	TRTX Issuer Ltd. 6.38%, 09/18/2042, 1 mo. USD Term SOFR + 2.05%(1)(2)	1,397,115
		63,892,948
	Ireland - 0.0%
EUR 435,000	Palmer Square European Loan Funding DAC 3.87%, 10/15/2034, 3 mo. EURIBOR + 1.55%(1)(2)	484,224
The accompanying notes are an integral part of these financial statements.

145

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	Jersey - 0.1%
$ 1,170,000	Bain Capital Credit CLO Ltd. 7.17%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	$1,169,876
1,040,000	Hartwick Park CLO Ltd. 5.97%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,029,900
1,515,000	OCP Aegis CLO Ltd. 6.11%, 01/16/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,479,043
		3,678,819
	United States - 5.4%
	AASET Trust
2,169,539	2.80%, 01/15/2047(1)	1,999,131
499,034	3.54%, 01/15/2047(1)	464,391
36,554	3.84%, 05/15/2039(1)	35,520
932,387	6.26%, 05/16/2049(1)	945,885
810,000	ACRE Commercial Mortgage Ltd. 6.33%, 12/18/2037, 1 mo. USD Term SOFR + 2.01%(1)(2)	802,239
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,135,721
1,000,000	American Credit Acceptance Receivables Trust 3.64%, 03/13/2028(1)	994,937
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,339,640
	Angel Oak Mortgage Trust
695,517	1.98%, 10/25/2066(1)(4)	591,345
1,675,000	3.81%, 04/25/2065(1)(4)	1,569,807
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,698,353
895,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.04%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	885,293
2,530,000	BAHA Trust 7.77%, 12/10/2041(1)(4)	2,592,833
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	476,260
1,000,000	Battalion CLO XXI Ltd. 6.62%, 07/15/2034, 3 mo. USD Term SOFR + 2.36%(1)(2)	996,313
5,033,050	BBCMS Mortgage Trust 1.71%, 04/15/2053(4)(5)	253,352
	Benchmark Mortgage Trust
2,565,150	1.18%, 03/15/2052(4)(5)	80,941
1,888,000	2.94%, 02/15/2053(4)	1,701,622
2,080,000	BFLD Commercial Mortgage Trust 6.16%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,069,600
655,000	BMO Mortgage Trust 5.98%, 11/15/2057(4)	636,788
	BPR Trust
1,150,000	5.85%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,127,059
460,000	5.85%, 11/05/2041(1)(4)	450,684
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	389,192
1,090,000	2.32%, 02/25/2049(1)(4)	907,022
1,334,000	5.09%, 05/25/2060(1)(4)	1,324,194
1,498,834	Bridge Trust 3.40%, 11/17/2037(1)	1,483,106
	Business Jet Securities LLC
878,604	5.36%, 09/15/2039(1)	869,291
629,686	6.20%, 05/15/2039(1)	633,921
	BX Trust
1,075,000	6.08%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,064,922
2,495,000	6.86%, 04/15/2026, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,481,742
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	United States - 5.4% - (continued)
$ 1,360,000	BXSC Commercial Mortgage Trust 6.71%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	$1,356,600
6,794,411	Cantor Commercial Real Estate Lending 1.27%, 05/15/2052(4)(5)	216,448
	Castlelake Aircraft Structured Trust
325,449	2.74%, 08/15/2041(1)	313,016
669,638	3.97%, 04/15/2039(1)	629,822
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,787,706
2,244,919	7.18%, 09/25/2068(1)(3)	2,318,379
	Commercial Mortgage Trust
881,662	4.02%, 02/10/2047(4)	843,735
1,650,000	4.07%, 02/10/2047(4)	1,532,425
806,748	CSAIL Commercial Mortgage Trust 0.17%, 04/15/2050(4)(5)	1
	CSMC Trust
1,609,124	1.38%, 07/25/2066(1)(4)	1,355,837
1,404,964	1.84%, 10/25/2066(1)(4)	1,249,314
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	367,122
	Exeter Automobile Receivables Trust
1,195,000	5.70%, 07/16/2029	1,211,097
2,000,000	5.81%, 12/16/2030	2,019,860
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,669,581	5.30%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,657,581
1,171,462	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,167,251
1,397,981	5.80%, 03/25/2045, 30 day USD SOFR Average + 1.45%(1)(2)	1,400,602
1,060,000	6.00%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	1,054,700
835,000	6.55%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	834,482
765,000	7.35%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	782,213
1,415,000	7.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,469,612
2,700,000	7.47%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,730,375
2,356,739	7.72%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,400,500
2,635,737	7.87%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,683,858
2,950,000	7.90%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,049,491
1,000,000	8.07%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	1,024,775
2,105,000	8.12%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,184,744
3,750,000	8.22%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	3,967,803
1,543,907	8.22%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,575,264
1,260,000	8.25%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,328,519
2,310,000	8.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,412,265
2,790,000	8.62%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,947,401
3,840,000	8.72%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,107,508
1,715,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,781,456
The accompanying notes are an integral part of these financial statements.

146

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	United States - 5.4% - (continued)
$ 3,458,264	9.72%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	$3,576,053
1,616,446	11.24%, 01/25/2029(4)	1,756,372
1,278,599	14.72%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	1,365,271
1,309,867	16.22%, 10/25/2028, 30 day USD SOFR Average + 11.86%(2)	1,416,774
568,861	FIGRE Trust 5.83%, 01/25/2055(1)(4)	576,070
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	580,700
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	2,005,808
809,898	4.25%, 07/17/2039(1)	804,148
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	914,305
2,605,000	FS Commercial Mortgage Trust 7.07%, 11/10/2039(1)	2,679,634
649,225	GCAT Trust 4.21%, 02/25/2067(1)(4)	641,849
1,441,667	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,436,604
1,665,859	Hilton Grand Vacations Trust 5.27%, 08/27/2040(1)	1,680,100
2,027,968	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,990,019
1,400,000	HONO Mortgage Trust 6.29%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,370,951
450,000	Hudson Yards Mortgage Trust 6.15%, 01/13/2040(1)(4)	462,275
3,489,571	Imperial Fund Mortgage Trust 5.39%, 08/25/2067(1)(3)	3,471,874
	JP Morgan Chase Bank NA
401,407	5.65%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	389,673
1,468,263	8.79%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,488,581
6,108,712	JPMBB Commercial Mortgage Securities Trust 0.51%, 09/15/2047(4)(5)	56
	Legacy Mortgage Asset Trust
394,510	5.75%, 04/25/2061(1)(3)	392,497
260,649	5.89%, 10/25/2066(1)(3)	259,617
1,490,000	Magnetite XXXIX Ltd. 6.98%, 01/25/2037, 3 mo. USD Term SOFR + 2.70%(1)(2)	1,472,655
868,662	MFA Trust 5.75%, 11/25/2067(1)(3)	866,941
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.93%, 05/15/2046(1)(4)	807,745
7,076,601	Morgan Stanley Capital I Trust 1.45%, 06/15/2050(4)(5)	124,642
1,622,148	Multifamily Connecticut Avenue Securities Trust 7.10%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,659,904
1,084,800	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,009,643
	OBX Trust
1,015,747	5.93%, 11/25/2063(1)(3)	1,019,165
767,130	6.44%, 01/25/2064(1)(3)	773,362
	PRET LLC
1,359,339	3.84%, 07/25/2051(1)(3)	1,329,657
1,217,031	5.49%, 10/25/2051(1)(4)	1,215,865
2,064,858	7.52%, 04/27/2054(1)(3)	2,071,684
	Progress Residential Trust
1,970,000	3.18%, 10/17/2038(1)	1,918,303
845,000	3.33%, 07/17/2041(1)	786,514
1,000,000	3.40%, 04/17/2041(1)(4)	919,691
1,230,000	3.75%, 02/17/2041(1)	1,163,373
1,355,000	4.65%, 03/17/2040(1)	1,352,374
910,000	5.50%, 10/27/2039(1)	898,516
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	United States - 5.4% - (continued)
	PRPM LLC
$ 1,196,634	4.50%, 02/25/2055(1)(3)	$1,174,282
1,992,080	5.87%, 11/25/2029(1)(3)	1,985,179
1,567,876	6.41%, 08/25/2029(1)(3)	1,578,804
1,920,000	6.47%, 05/25/2030(1)(3)	1,925,564
855,539	7.03%, 03/25/2029(1)(3)	867,631
619,952	Ready Capital Mortgage Financing LLC 6.70%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	619,997
1,040,000	RFR Trust 6.01%, 03/11/2041(1)(4)	1,047,212
1,635,000	STAR Trust 6.84%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,613,526
2,511,411	Stonepeak ABS 2.68%, 02/28/2033(1)	2,399,371
2,462,625	Subway Funding LLC 6.03%, 07/30/2054(1)	2,490,661
3,221,129	Towd Point Mortgage Trust 6.13%, 02/25/2064(1)(4)	3,276,230
3,147,000	Triangle Re Ltd. 9.60%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,318,362
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	481,692
1,210,000	5.70%, 06/17/2040(1)	1,219,539
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,520,678
919,695	6.15%, 07/25/2069(1)(3)	923,749
1,538,485	6.19%, 06/25/2069(1)(3)	1,552,050
1,112,142	6.22%, 06/25/2069(1)(3)	1,121,627
1,284,310	VINE Trust 4.50%, 03/17/2041(1)	1,257,781
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	1,008,839
197,028	VOLT C LLC 5.99%, 05/25/2051(1)(3)	197,873
807,737	VOLT XCIII LLC 8.83%, 02/27/2051(1)(3)	807,183
326,225	VOLT XCIV LLC 6.24%, 02/27/2051(1)(3)	325,730
336,348	VOLT XCV LLC 6.24%, 03/27/2051(1)(3)	336,751
119,404	VOLT XCVI LLC 6.12%, 03/27/2051(1)(3)	120,018
1,979,350	VOLT XCVII LLC 8.83%, 04/25/2051(1)(3)	1,977,573
1,128,252	Wave LLC 3.60%, 09/15/2044(1)	1,049,610
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,455,493
1,455,000	3.15%, 09/15/2057(1)	1,372,304
	Wells Fargo NA
3,352,811	1.09%, 02/15/2052(4)(5)	92,087
9,767,187	1.15%, 04/15/2052(4)(5)	323,058
9,105,536	1.31%, 03/15/2063(4)(5)	398,864
2,970,000	2.84%, 01/15/2063	2,667,629
2,240,000	4.82%, 11/15/2061(4)	2,143,854
1,911,277	WFRBS Commercial Mortgage Trust 4.77%, 09/15/2046(1)(4)	1,816,477
1,382,928	Willis Engine Structured Trust IV 4.75%, 09/15/2043(1)(3)	1,370,543
914,752	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	952,449
1,180,000	WSTN Trust 7.26%, 07/05/2037(1)(4)	1,214,234
		187,416,635
	Total Asset & Commercial Mortgage-Backed Securities (cost $272,969,631)	$271,799,603
CONVERTIBLE BONDS - 0.0%
	United States - 0.0%
225,000	Carnival Corp. 5.75%, 12/01/2027	$359,775
The accompanying notes are an integral part of these financial statements.

147

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.0% - (continued)
	United States - 0.0% - (continued)
$ 425,000	NCL Corp. Ltd. 1.13%, 02/15/2027	$401,510
350,000	Seagate HDD Cayman 3.50%, 06/01/2028	442,750
		1,204,035
	Total Convertible Bonds (cost $1,297,711)	$1,204,035
CORPORATE BONDS - 14.1%
	Australia - 0.1%
4,890,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	$4,964,154
	Brazil - 0.1%
4,950,000	Raizen Fuels Finance SA 6.95%, 03/05/2054(1)	4,679,945
	Canada - 0.4%
875,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	847,084
1,148,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,174,147
250,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	247,745
10,350,000	Open Text Corp. 3.88%, 02/15/2028(1)	9,892,995
		12,161,971
	Chile - 0.1%
3,890,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	3,963,333
	China - 0.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,147,617
6,030,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(6)	5,983,694
		7,131,311
	Colombia - 0.2%
8,112,000	Ecopetrol SA 8.38%, 01/19/2036	7,593,542
	France - 0.1%
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	358,682
	Bertrand Franchise Finance SAS
EUR 510,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	575,659
145,000	6.50%, 07/18/2030(1)	170,588
1,350,000	Elior Group SA 3.75%, 07/15/2026(6)	1,523,613
		2,628,542
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	689,288
	Hong Kong - 0.2%
6,720,000	Melco Resorts Finance Ltd. 4.88%, 06/06/2025(1)	6,697,411
	India - 0.9%
6,248,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(6)	5,403,654
	Adani Ports & Special Economic Zone Ltd.
5,202,000	4.00%, 07/30/2027(6)	4,879,319
13,725,000	4.38%, 07/03/2029(6)	12,459,349
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	India - 0.9% - (continued)
$ 6,875,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	$6,656,140
2,895,000	Muthoot Finance Ltd. 6.38%, 04/23/2029(6)	2,800,175
		32,198,637
	Ireland - 0.3%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	10,025,970
	Israel - 0.2%
4,120,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(6)	3,725,633
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	1,741,668
		5,467,301
	Italy - 0.1%
645,000	IMA Industria Macchine Automatiche SpA 6.03%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	729,347
1,845,000	TeamSystem SpA 5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	2,083,755
		2,813,102
	Malaysia - 0.1%
$ 5,160,000	Petronas Capital Ltd. 5.85%, 04/03/2055(1)	5,130,110
	Morocco - 0.1%
2,945,000	OCP SA 6.70%, 03/01/2036(1)	2,914,320
	Netherlands - 0.1%
	Trivium Packaging Finance BV
2,025,000	5.50%, 08/15/2026(1)	2,005,107
725,000	8.50%, 08/15/2027(1)	716,577
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(6)	730,996
		3,452,680
	Peru - 0.1%
$ 2,875,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(1)(7)	2,964,844
	Singapore - 0.1%
4,066,000	GLP Pte. Ltd. 3.88%, 06/04/2025(6)	4,025,320
	Slovenia - 0.1%
	United Group BV
EUR 560,000	6.50%, 10/31/2031(1)	647,084
1,070,000	6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,206,089
		1,853,173
	South Korea - 0.6%
	LG Energy Solution Ltd.
$ 6,019,000	5.38%, 04/02/2030(1)	5,983,872
7,504,000	5.88%, 04/02/2035(1)	7,329,498
6,930,000	POSCO Holdings, Inc. 5.75%, 05/07/2035(1)(7)	6,871,597
		20,184,967
	Sweden - 0.0%
EUR 250,000	Verisure Holding AB 3.25%, 02/15/2027(6)	279,658
	Thailand - 0.1%
	Thaioil Treasury Center Co. Ltd.
$ 4,080,000	3.50%, 10/17/2049(6)	2,400,886
2,580,000	3.75%, 06/18/2050(6)	1,588,689
		3,989,575
The accompanying notes are an integral part of these financial statements.

148

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United Kingdom - 0.5%
EUR 1,245,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	$1,427,130
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	419,465
590,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	605,941
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(3)(6)	13,056,546
700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(6)	989,722
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(6)	716,136
		17,214,940
	United States - 9.4%
$ 835,000	Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(1)	850,624
310,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)	293,749
2,495,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,548,295
11,370,000	Amgen, Inc. 5.51%, 03/02/2026	11,372,512
1,645,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	1,451,285
1,325,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	1,282,638
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	649,979
1,330,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,279,065
4,245,000	Aviation Capital Group LLC 4.88%, 10/01/2025(1)	4,240,274
1,275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,322,863
685,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	720,636
93,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	93,280
8,985,000	Carnival Corp. 5.75%, 03/01/2027(1)	8,953,247
	CCO Holdings LLC/CCO Holdings Capital Corp.
4,356,000	5.38%, 06/01/2029(1)	4,260,990
5,314,000	6.38%, 09/01/2029(1)	5,361,608
740,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	779,573
	Charter Communications Operating LLC/Charter Communications Operating Capital
12,765,000	3.70%, 04/01/2051	7,865,847
10,515,000	4.80%, 03/01/2050	7,832,354
EUR 1,115,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(1)	1,260,349
$ 400,000	Clear Channel Outdoor Holdings, Inc. 9.00%, 09/15/2028(1)	414,022
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	596,483
700,000	4.75%, 03/15/2028(1)	684,110
1,040,000	Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(1)	1,063,402
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,492,427
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	321,450
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United States - 9.4% - (continued)
	Credit Acceptance Corp.
$ 9,715,000	6.63%, 03/15/2030(1)	$9,532,455
1,570,000	9.25%, 12/15/2028(1)	1,659,190
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	398,872
7,940,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027(1)	7,673,801
14,190,000	Discovery Communications LLC 3.95%, 03/20/2028	13,572,137
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,301,740
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	681,026
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,234,586
$ 622,000	EQT Corp. 4.50%, 01/15/2029(1)	603,337
1,420,000	Expand Energy Corp. 4.75%, 02/01/2032	1,332,276
	Ford Motor Credit Co. LLC
10,305,000	5.13%, 06/16/2025	10,297,129
8,140,000	5.13%, 11/05/2026	8,063,536
175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	178,890
1,600,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,348,621
5,179,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	5,165,148
	Freedom Mortgage Holdings LLC
1,175,000	9.13%, 05/15/2031(1)	1,188,015
685,000	9.25%, 02/01/2029(1)	697,803
	Frontier Communications Holdings LLC
2,100,000	5.00%, 05/01/2028(1)	2,078,326
5,505,000	5.88%, 10/15/2027(1)	5,498,774
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,925,735
685,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	669,588
5,257,000	Humana, Inc. 5.38%, 04/15/2031	5,324,584
	Icon Investments Six DAC
3,860,000	5.81%, 05/08/2027	3,937,040
1,110,000	5.85%, 05/08/2029	1,136,744
680,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	626,367
	Las Vegas Sands Corp.
5,220,000	2.90%, 06/25/2025	5,196,353
16,385,000	5.63%, 06/15/2028(7)	16,422,601
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	554,321
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,716,264
	Mars, Inc.
9,435,000	4.80%, 03/01/2030(1)	9,550,172
13,160,000	5.00%, 03/01/2032(1)	13,265,458
	Matador Resources Co.
595,000	6.25%, 04/15/2033(1)	561,619
600,000	6.88%, 04/15/2028(1)	596,665
1,410,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,172,121
875,000	Medline Borrower LP 5.25%, 10/01/2029(1)	830,933
6,755,000	Morgan Stanley 5.19%, 04/17/2031, (5.19% fixed rate until 04/17/2030; 6 mo. USD SOFR + 1.51% thereafter)(8)	6,877,463
	Nationstar Mortgage Holdings, Inc.
325,000	5.00%, 02/01/2026(1)	323,479
650,000	5.50%, 08/15/2028(1)	646,065
405,000	7.13%, 02/01/2032(1)	420,148
4,860,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	4,745,496
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,048,977
The accompanying notes are an integral part of these financial statements.

149

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United States - 9.4% - (continued)
	Novelis Corp.
$ 790,000	3.25%, 11/15/2026(1)	$766,158
800,000	3.88%, 08/15/2031(1)	690,465
1,250,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(1)	1,302,448
1,225,000	OneMain Finance Corp. 7.13%, 03/15/2026	1,235,713
1,436,000	ONEOK, Inc. 5.63%, 01/15/2028(1)	1,463,249
825,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	832,753
9,136,000	Ovintiv, Inc. 5.65%, 05/15/2025	9,132,585
2,895,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,855,049
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	562,508
2,256,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,087,713
700,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	721,239
2,200,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,201,049
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	192,281
725,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	681,233
	Spirit AeroSystems, Inc.
725,000	9.38%, 11/30/2029(1)	771,531
875,000	9.75%, 11/15/2030(1)	968,543
25,000	Sprint LLC 7.63%, 03/01/2026	25,327
2,796,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,812,994
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	498,189
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	553,490
4,155,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	3,983,147
1,600,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,496,861
10,905,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	10,738,220
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,442,997
1,315,000	5.75%, 06/15/2027(1)	1,297,360
950,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	939,424
765,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	772,690
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	792,189
2,325,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	2,428,576
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,128,081
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,416,754
605,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	613,964
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	582,711
	Vital Energy, Inc.
1,440,000	7.88%, 04/15/2032(1)	1,118,726
575,000	9.75%, 10/15/2030	487,122
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	133,924
5,295,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	5,152,815
2,025,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	2,004,658
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United States - 9.4% - (continued)
	Wells Fargo & Co.
$ 10,350,000	4.97%, 04/23/2029, (4.97% fixed rate until 04/23/2028; 6 mo. USD SOFR + 1.37% thereafter)(8)	$10,480,468
6,410,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	6,509,429
2,344,000	Western Digital Corp. 4.75%, 02/15/2026	2,328,552
1,150,000	Wilsonart LLC 11.00%, 08/15/2032(1)	1,041,001
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)	456,914
		328,746,017
	Total Corporate Bonds (cost $492,299,047)	$491,770,111
FOREIGN GOVERNMENT OBLIGATIONS - 58.9%
	Australia - 5.8%
	Australia Government Bonds
AUD 79,733,000	1.75%, 11/21/2032(6)	$43,816,025
107,632,000	1.75%, 06/21/2051(6)	37,590,860
1,459,000	1.75%, 06/21/2051(6)	509,561
98,044,000	4.75%, 06/21/2054(6)	62,146,446
27,157,000	New South Wales Treasury Corp. 4.25%, 02/20/2036(6)	16,366,481
	Treasury Corp. of Victoria
14,301,000	2.25%, 11/20/2034	7,294,787
12,535,000	5.00%, 11/20/2040	7,637,868
28,946,000	5.25%, 09/15/2038	18,378,572
16,329,000	5.50%, 09/15/2039	10,547,822
		204,288,422
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 725,000	1.38%, 09/23/2050(6)	483,427
$ 3,518,000	5.00%, 03/05/2037(6)	3,403,190
		3,886,617
	Canada - 4.7%
CAD 57,010,000	Canada Government Bonds 3.50%, 09/01/2029	42,805,884
	Canada Treasury Bills
113,484,000	2.57%, 06/18/2025(9)	82,023,594
56,000,000	2.71%, 05/22/2025(9)	40,556,333
		165,385,811
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,401,183
	Japan - 9.7%
JPY 1,058,537,262	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(10)	7,631,514
5,086,050,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	17,602,329
	Japan Treasury Discount Bills
15,000,000,000	0.28%, 05/07/2025(9)	104,902,707
15,000,000,000	0.28%, 05/12/2025(9)	104,897,020
14,777,150,000	0.30%, 05/26/2025(9)	103,323,904
		338,357,474
	Mexico - 0.2%
$ 5,655,000	Mexico Government International Bonds 7.38%, 05/13/2055	5,597,771
	Netherlands - 1.2%
EUR 36,017,000	Netherlands Government Bonds 2.50%, 01/15/2030(6)	41,489,388
The accompanying notes are an integral part of these financial statements.

150

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.9% - (continued)
	New Zealand - 14.2%
	New Zealand Government Bonds
NZD 114,591,000	0.25%, 05/15/2028	$61,828,697
58,862,000	1.50%, 05/15/2031	30,344,225
130,546,000	2.00%, 05/15/2032	67,441,837
9,808,000	2.75%, 04/15/2037(6)	4,809,730
20,101,000	3.00%, 04/20/2029	11,663,461
74,607,000	3.50%, 04/14/2033(6)	42,086,984
32,524,000	4.25%, 05/15/2036	18,809,804
137,410,000	4.50%, 04/15/2027(6)	83,502,085
170,514,000	4.50%, 05/15/2030	104,469,707
57,343,000	4.50%, 05/15/2035	34,184,698
62,476,000	5.00%, 05/15/2054	36,239,377
		495,380,605
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,588,136
	Norway - 7.5%
	Norway Government Bonds
NOK 280,826,000	1.25%, 09/17/2031(6)	23,197,554
1,208,846,000	1.38%, 08/19/2030(6)	103,257,484
78,246,000	1.75%, 09/06/2029(6)	6,952,517
654,191,000	3.00%, 08/15/2033(6)	59,227,697
514,757,000	3.63%, 04/13/2034(6)	48,623,691
219,266,000	3.75%, 06/12/2035(6)	20,867,567
		262,126,510
	Oman - 0.1%
$ 3,005,000	Oman Government International Bonds 5.38%, 03/08/2027(6)	3,022,970
	Romania - 0.3%
	Romania Government International Bonds
EUR 2,715,000	2.75%, 04/14/2041(6)	1,833,295
$ 3,378,000	5.75%, 03/24/2035(6)	2,996,106
5,882,000	7.50%, 02/10/2037(1)	5,853,178
		10,682,579
	South Africa - 0.2%
7,434,000	Republic of South Africa Government International Bonds 7.95%, 11/19/2054(1)	6,791,918
	South Korea - 6.0%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	77,513,209
109,431,170,000	2.25%, 06/10/2025	76,964,662
74,158,780,000	3.50%, 09/10/2028	54,066,624
		208,544,495
	Sweden - 7.4%
	Kommuninvest I Sverige AB
SEK 839,500,000	0.50%, 06/15/2027(6)	83,828,146
1,033,190,000	0.75%, 05/12/2028(6)	101,893,621
416,780,000	3.25%, 11/12/2029(6)	44,205,378
261,360,000	3.25%, 06/12/2030(6)	27,707,235
		257,634,380
	United Kingdom - 1.3%
	U.K. Inflation-Linked Gilts
GBP 7,490,294	0.75%, 11/22/2033(6)(10)	9,763,043
27,616,195	1.13%, 09/22/2035(6)(10)	36,337,958
		46,101,001
	Total Foreign Government Obligations (cost $2,032,682,023)	$2,057,279,260
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11)
	Canada - 0.2%
$ 727,650	Air Canada 6.32%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	$717,092
1,593,537	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	1,532,186
1,861,437	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,797,218
1,420,046	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,414,010
		5,460,506
	France - 0.0%
	Banijay Entertainment SAS
EUR 500,000	5.42%, 02/10/2032, 3 mo. EURIBOR + 3.25%	562,177
365,000	5.59%, 03/01/2028, 3 mo. EURIBOR + 3.25%	411,481
700,000	Cooper Consumer Health SAS 6.36%, 11/06/2028, 3 mo. EURIBOR + 4.00%	788,039
		1,761,697
	Ireland - 0.1%
$ 1,103,878	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,065,242
EUR 1,000,000	Virgin Media Ireland Ltd. 5.88%, 07/15/2029, 1 mo. EURIBOR + 3.58%	1,122,700
		2,187,942
	Luxembourg - 0.0%
	Chrysaor Bidco SARL
$ 16,527	3.50%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(12)	16,534
222,915	7.74%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%	223,008
696,970	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	692,830
		932,372
	Netherlands - 0.2%
EUR 2,035,000	Hunter Douglas, Inc. 5.61%, 01/20/2032, 3 mo. EURIBOR + 3.25%	2,239,072
610,000	Peer Holding III BV 5.61%, 11/26/2031, 3 mo. EURIBOR + 3.25%	689,643
1,625,000	Pegasus Bidco BV 6.02%, 07/12/2029, 3 mo. EURIBOR + 3.50%	1,832,837
560,000	TMF Group Holding BV 5.60%, 05/03/2028, 3 mo. EURIBOR + 3.25%	631,751
622,009	Ziggo BV 5.30%, 01/31/2029, 1 mo. EURIBOR + 3.00%	681,672
		6,074,975
	Puerto Rico - 0.0%
$ 796,500	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	792,518
	Sweden - 0.0%
EUR 605,000	Verisure Holding AB 5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	682,160
	United Kingdom - 0.3%
$ 1,197,000	Crown Finance U.S., Inc. 9.57%, 12/02/2031, 1 mo. USD Term SOFR + 5.25%	1,184,659
EUR 425,000	DLG Acquisitions Ltd. 6.56%, 05/16/2031, 3 mo. EURIBOR + 4.00%	480,325
1,645,000	Froneri Lux Finco SARL 5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	1,846,879
The accompanying notes are an integral part of these financial statements.

151

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United Kingdom - 0.3% - (continued)
	Howden Group Holdings Ltd.
EUR 375,000	5.69%, 02/15/2031, 1 mo. EURIBOR + 3.50%	$423,069
$ 1,079,127	7.32%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,071,843
	Inspired Finco Holdings Ltd.
EUR 478,395	0.00%, 02/28/2031(13)	536,471
1,771,605	5.40%, 02/28/2031, 1 mo. EURIBOR + 3.25%	1,986,673
	Lernen Bidco Ltd.
725,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	819,945
$ 134,662	8.52%, 10/27/2031, 3 mo. USD Term SOFR + 4.00%	133,821
EUR 1,265,000	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	1,415,744
		9,899,429
	United States - 3.5%
$ 278,602	AAL Delaware Holdco, Inc. 7.07%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	277,733
364,088	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	362,722
2,087,085	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,044,571
1,842,491	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	1,818,318
706,454	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	697,419
	Air Comm Corp. LLC
23,462	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(12)	23,139
281,538	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	277,667
3,188,975	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	3,164,388
1,476,300	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,455,543
1,316,700	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	1,309,089
	Aramark Services, Inc.
550,000	6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	550,413
563,548	6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	562,607
1,686,525	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,677,047
223,869	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	223,811
500,000	Asurion LLC 9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	465,715
1,208,187	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	1,196,298
975,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	958,347
1,477,575	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,471,620
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 1,407,006	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	$1,396,060
2,073,029	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	2,068,821
	Boxer Parent Co., Inc.
EUR 720,000	5.65%, 07/30/2031, 1 mo. EURIBOR + 3.50%	806,933
$ 525,000	7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	513,902
	Caesars Entertainment, Inc.
1,373,500	6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	1,352,211
1,029,600	6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	1,011,798
411,442	Carnival Corp. 6.33%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	410,673
797,938	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	762,390
1,285,304	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	1,278,080
1,978,537	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,951,590
3,141,796	Charter Communications Operating LLC 6.30%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	3,122,600
1,339,524	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	1,335,064
525,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	513,408
545,000	Clearwater Analytics LLC 6.53%, 04/21/2032, 3 mo. USD Term SOFR + 2.25%	542,275
2,083,920	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,068,040
543,638	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	539,109
1,455,328	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	1,450,481
1,525,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,488,781
159,600	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	158,631
444,756	Directv Financing LLC 9.54%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	444,160
365,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	361,427
1,052,362	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	1,045,259
1,442,800	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	1,436,711
	Emerald Borrower LP
1,656,675	6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	1,634,939
490,013	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	483,707
The accompanying notes are an integral part of these financial statements.

152

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 507,450	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	$490,851
1,161,203	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,159,392
1,695,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	1,670,982
1,330,400	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,320,422
686,550	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	682,650
1,493,251	EW Scripps Co. 10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	1,352,796
	Filtration Group Corp.
EUR 265,000	5.65%, 10/21/2028, 1 mo. EURIBOR + 3.50%	299,335
$ 1,431,900	7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,429,093
	First Brands Group LLC
2,180,293	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	2,020,282
550,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	462,000
955,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	931,125
1,338,275	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,308,164
	Getty Images, Inc.
EUR 1,200,000	8.19%, 02/21/2030, 1 mo. EURIBOR + 6.00%	1,277,855
$ 250,000	11.25%, 02/21/2030	246,250
655,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	645,175
691,542	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	691,916
1,868,120	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,822,818
	Groundworks LLC
154,478	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(12)	152,644
834,034	7.32%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	824,134
598,950	Hilton Grand Vacations Borrower LLC 6.32%, 01/17/2031, 1 mo. USD Term SOFR + 2.00%	580,646
964,781	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	942,668
2,878,143	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	2,857,708
223,890	Ingram Micro, Inc. 7.05%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	223,610
1,913,815	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,898,983
340,000	Kodiak Building Partners, Inc. 8.03%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	326,216
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 2,921,633	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	$2,759,132
2,875,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	2,755,199
167,875	LSF9 Atlantis Holdings LLC 8.55%, 03/31/2029, 3 mo. USD Term SOFR + 4.25%	163,049
920,375	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	873,592
1,956,646	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,831,910
669,938	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	657,986
EUR 609,052	MKS Instruments, Inc. 4.60%, 08/17/2029, 1 mo. EURIBOR + 2.50%	683,638
$ 746,667	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	746,667
	Nielsen Consumer, Inc.
EUR 410,000	5.65%, 03/06/2028, 1 mo. EURIBOR + 3.50%	458,723
$ 1,075,000	7.82%, 03/06/2028, 1 mo. USD Term SOFR + 3.50%	1,070,969
863,486	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	858,806
958,642	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	948,010
792,798	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	713,661
935,000	PHRG Intermediate LLC 8.32%, 02/20/2032, 3 mo. USD Term SOFR + 4.00%	862,537
179,547	Proofpoint, Inc. 7.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	178,380
1,890,000	Quikrete Holdings, Inc. 6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,850,480
748,106	Renaissance Holdings Corp. 8.28%, 04/05/2030, 3 mo. USD Term SOFR + 4.00%	694,804
	Rocket Software, Inc.
EUR 975,000	6.40%, 11/28/2028, 1 mo. EURIBOR + 4.25%	1,102,872
$ 1,079,100	8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	1,070,705
856,760	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	853,761
2,100,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	2,000,250
1,349,280	SCIH Salt Holdings, Inc. 7.28%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	1,335,477
1,365,037	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	1,357,366
748,072	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	697,061
1,264,422	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,262,184
1,467,625	Staples, Inc. 10.04%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,263,376
The accompanying notes are an integral part of these financial statements.

153

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 1,521,159	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	$1,468,876
1,354,329	Tamko Building Products LLC 7.05%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	1,346,989
1,250,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,235,675
EUR 500,000	Touchdown Acquirer, Inc. 5.69%, 02/21/2031, 3 mo. EURIBOR + 3.50%	550,378
$ 2,200,000	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	1,996,500
1,826,585	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	1,807,022
	Truist Insurance Holdings LLC
682,621	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	674,375
344,737	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	343,358
975,000	Twitter, Inc. 9.50%, 10/26/2029	950,420
2,628,412	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	2,624,575
	USI, Inc.
1,609,120	6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,597,920
1,379,105	6.55%, 09/29/2030, 3 mo. USD Term SOFR + 2.25%	1,368,762
1,795,000	Varsity Brands, Inc. 7.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.50%	1,761,344
225,000	Virgin Media Bristol LLC 7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	218,275
593,461	Wand NewCo 3, Inc. 6.82%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	584,624
324,448	Waystar Technologies, Inc. 6.57%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	322,826
EUR 790,000	Windsor Holdings III LLC 4.85%, 08/01/2030, 1 mo. EURIBOR + 2.75%	879,478
$ 1,187,122	WW International, Inc. 8.04%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	276,006
		121,389,210
	Total Senior Floating Rate Interests (cost $151,288,400)	$149,180,809
U.S. GOVERNMENT AGENCIES - 2.0%
	United States - 2.0%
	Federal Home Loan Mortgage Corp. - 1.7%
5,047,170	1.94%, 11/25/2047(4)(5)	$345,377
6,240,000	1.97%, 03/25/2048(4)(5)	472,511
5,823,080	2.02%, 10/25/2047(4)(5)	419,346
7,245,592	2.19%, 06/25/2044(4)(5)	160,235
1,049,932	2.35%, 01/25/2046(4)(5)	75,852
3,742,315	2.39%, 12/25/2045(4)(5)	268,345
1,038,099	2.68%, 04/25/2028(4)(5)	72,112
1,626,289	2.78%, 10/25/2055(4)(5)	240,575
775,000	2.88%, 04/25/2031(4)(5)	101,633
1,287,805	3.50%, 01/15/2033(5)	115,680
607,162	3.50%, 05/15/2036(5)	59,341
477,525	5.00%, 09/15/2036(5)	70,768
4,549,427	5.60%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	4,545,151
770,000	5.70%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	760,856
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.0% - (continued)
	United States - 2.0% - (continued)
	Federal Home Loan Mortgage Corp. - 1.7% - (continued)
$ 1,250,000	5.80%, 10/25/2044, 30 day USD SOFR Average + 1.45%(1)(2)	$1,244,813
198,427	6.15%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	194,208
1,190,000	6.30%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,195,188
3,168,125	6.40%, 02/25/2045, 30 day USD SOFR Average + 2.05%(1)(2)	3,136,584
740,783	6.65%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	741,541
3,345,820	6.80%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,338,632
4,038,974	7.20%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	4,081,751
1,490,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,529,297
1,490,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,544,013
1,709,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,772,019
1,075,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,121,313
2,613,183	7.95%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	2,619,151
3,175,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,323,653
1,045,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,099,718
1,095,000	8.82%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,188,075
1,525,000	9.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,643,033
1,930,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,045,044
2,110,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,258,354
1,650,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,752,828
2,730,000	10.10%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,975,045
3,195,000	10.35%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,458,587
2,545,000	11.10%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,796,319
845,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	952,424
2,244,467	12.02%, 12/25/2027, 30 day USD SOFR Average + 7.66%(2)	2,260,436
2,388,602	13.27%, 03/25/2028, 30 day USD SOFR Average + 8.91%(2)	2,398,485
1,089,558	15.72%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,252,992
		59,631,285
	Federal National Mortgage Association - 0.1%
3,507,513	2.50%, 02/25/2051(5)	531,509
4,870,316	2.50%, 06/25/2052(5)	772,157
3,999,870	2.50%, 09/25/2052(5)	632,735
762,593	3.00%, 01/25/2028(5)	17,160
2,126,490	3.00%, 10/25/2051(5)	353,147
1,673,225	3.00%, 01/25/2052(5)	246,226
590,969	3.50%, 04/25/2028(5)	11,982
4,214,812	3.50%, 11/25/2051(5)	722,796
333,077	4.00%, 01/25/2028(5)	6,309
1,428,330	4.50%, 03/25/2048(5)	283,621
The accompanying notes are an integral part of these financial statements.

154

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.0% - (continued)
	United States - 2.0% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 1,712,163	4.50%, 05/25/2049(5)	$327,122
1,199,477	5.50%, 08/25/2044(5)	191,677
431,246	5.50%, 06/25/2048(5)	80,750
		4,177,191
	Government National Mortgage Association - 0.1%
929,638	3.50%, 10/20/2029(5)	49,400
794,541	3.50%, 01/20/2030(5)	42,578
967,748	3.50%, 11/20/2031(5)	54,387
2,679,090	4.00%, 01/16/2040(5)	444,955
410,090	4.00%, 01/16/2046(5)	68,802
111,925	4.50%, 04/20/2045(5)	19,764
183,524	5.00%, 07/16/2044(5)	36,859
495,110	5.00%, 12/16/2045(5)	77,614
900,540	5.00%, 07/16/2047(5)	175,644
443,090	5.00%, 09/20/2047(5)	89,135
484,915	5.00%, 11/16/2047(5)	94,382
935,902	5.00%, 06/20/2048(5)	113,826
1,884,586	5.50%, 11/16/2046(5)	332,129
344,990	5.50%, 02/20/2047(5)	42,376
493,182	5.92%, 07/20/2039(4)(5)	8,179
734,792	6.00%, 09/20/2045(5)	135,739
		1,785,769
	Uniform Mortgage-Backed Security - 0.1%
4,450,000	5.00%, 05/01/2054(14)	4,355,732
	Total U.S. Government Agencies (cost $69,744,471)	$69,949,977
U.S. GOVERNMENT SECURITIES - 6.6%
	United States - 6.6%
	U.S. Treasury Inflation-Indexed Notes - 3.0%
36,328,470	1.63%, 04/15/2030(10)	$36,686,206
11,471,688	1.75%, 01/15/2034(10)	11,359,814
56,956,669	2.13%, 04/15/2029(10)	58,807,575
		106,853,595
	U.S. Treasury Notes - 3.6%
122,206,000	4.50%, 05/31/2029(15)(16)(17)(18)	126,020,164
	Total U.S. Government Securities (cost $231,173,527)	$232,873,759
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(19)(20)	$18,616
2,085,000	Unifin Financiera SAB de CV*(19)(20)(21)	208,500
	Total Common Stocks (cost $125,100)	$227,116
	Total Long-Term Investments (cost $3,251,579,910)	$3,274,284,670
SHORT-TERM INVESTMENTS - 6.5%
	Commercial Paper - 0.5%
17,285,000	Broadcom, Inc. 4.68%, 06/17/2025(1)(9)	$17,178,683
	Repurchase Agreements - 0.0%
160,476	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $160,495; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $163,803	160,476
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.5% - (continued)
	U.S. Treasury Securities - 6.0%
	U.S. Treasury Bills - 6.0%
$ 28,909,000	4.09%, 05/22/2025(9)		$28,837,819
40,790,000	4.11%, 05/29/2025(9)		40,656,848
70,000,000	4.20%, 06/17/2025(9)		69,613,242
70,373,000	4.20%, 07/17/2025(9)		69,743,601
			208,851,510
	Total Short-Term Investments (cost $226,189,088)		$226,190,669
	Total Investments Excluding Purchased Options (cost $3,477,768,998)	100.2%	$3,500,475,339
	Total Purchased Options (cost $13,787,656)	0.4%	$12,250,017
	Total Investments (cost $3,491,556,654)	100.6%	$3,512,725,356
	Other Assets and Liabilities	(0.6)%	(19,311,948)
	Net Assets	100.0%	$3,493,413,408
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$587,995,994, representing 16.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $975,030,629, representing 27.9% of net assets.

The accompanying notes are an integral part of these financial statements.

155

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $26,143,408 at April 30, 2025.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	The rate shown represents current yield to maturity.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $192,317, which represents to 0.0% of total net assets.

(13)	All or a portion of the security represents unsettled bank loan commitments at April 30, 2025, where the rate will be determined at time of settlement.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $13,962,596.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $22,413,370.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2025, the market value of securities pledged was $4,904,439.
(18)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2025, the market value of securities pledged was $1,968,582.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $227,116 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500
08/2024	Unifin Financiera SAB de CV	282,999	62,550	18,616
			$125,100	$227,116

(20)	Investment valued using significant unobservable inputs.
(21)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Exchange-Traded Option Contracts Outstanding at April 30, 2025
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	95.50	USD	12/12/2025	594	USD	1,485,000	$33,413	$35,705	$(2,292)
3 Mo. SOFR Future Option	96.25	USD	12/12/2025	594	USD	1,485,000	230,175	378,417	(148,242)
3 Mo. SONIA Future Option	96.00	GBP	06/13/2025	513	GBP	1,282,500	106,824	129,762	(22,938)
3 Mo. SONIA Future Option	95.40	GBP	06/13/2025	1,003	GBP	2,507,500	8,354	25,887	(17,533)
3 Mo. SONIA Future Option	95.80	GBP	06/13/2025	1,003	GBP	2,507,500	25,063	223,259	(198,196)
3 Mo. SONIA Future Option	96.50	GBP	12/12/2025	257	GBP	642,500	222,628	231,646	(9,018)
3 Mo. SONIA Future Option	95.80	GBP	12/12/2025	1,099	GBP	2,747,500	137,310	1,262,597	(1,125,287)
3 Mo. SONIA Future Option	95.20	GBP	12/12/2025	1,099	GBP	2,747,500	27,462	489,667	(462,205)
U.S. Treasury 5-Year Note Future Option	109.50	USD	05/23/2025	6,715	USD	6,715,000	2,937,813	2,083,978	853,835
Total purchased exchange-traded option contracts							$3,729,042	$4,860,918	$(1,131,876)
Written option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	95.75	USD	12/12/2025	(593)	USD	(1,482,500)	$(55,594)	$(80,672)	$25,078
3 Mo. SOFR Future Option	96.00	USD	12/12/2025	(593)	USD	(1,482,500)	(118,600)	(203,834)	85,234
3 Mo. SONIA Future Option	95.60	GBP	06/13/2025	(2,005)	GBP	(5,012,500)	(33,401)	(143,563)	110,162
3 Mo. SONIA Future Option	95.90	GBP	06/13/2025	(1,026)	GBP	(2,565,000)	(59,821)	(83,205)	23,384
3 Mo. SONIA Future Option	95.50	GBP	12/12/2025	(2,198)	GBP	(5,495,000)	(109,848)	(1,595,624)	1,485,776
3 Mo. SONIA Future Option	96.00	GBP	12/12/2025	(512)	GBP	(1,280,000)	(115,145)	(124,954)	9,809
U.S. Treasury 5-Year Note Future Option	110.50	USD	05/23/2025	(6,715)	USD	(6,715,000)	(1,206,605)	(998,200)	(208,405)
Total Written Option Contracts exchange-traded option contracts							$(1,699,014)	$(3,230,052)	$1,531,038

The accompanying notes are an integral part of these financial statements.

156

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put USD	BOA	1.16	EUR	05/15/2025	233,630,000	EUR	233,630,000	$238,201	$316,340	$(78,139)
Call EUR vs. Put USD	GSC	1.20	EUR	07/14/2025	6,676,000	EUR	6,676,000	854,117	947,860	(93,743)
Total purchased OTC option contracts								$1,092,318	$1,264,200	$(171,882)

OTC Swaptions Outstanding at April 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$135,040	$135,409	$(369)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	133,091	130,128	2,963
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	75,414	69,848	5,566
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	177,744	127,862	49,882
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	75,802	85,919	(10,117)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	224,771	254,797	(30,026)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	224,680	254,316	(29,636)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	526,625	603,710	(77,085)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	526,511	602,052	(75,541)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	527,644	611,100	(83,456)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	407,904	477,513	(69,609)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	408,203	478,651	(70,448)
							$3,443,429	$3,831,305	$(387,876)
Put
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$116,264	$135,409	$(19,145)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	117,304	130,162	(12,858)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	70,187	69,848	339
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	124,184	127,863	(3,679)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	90,339	85,811	4,528
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	267,961	254,797	13,164
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	267,870	254,316	13,554
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	627,504	603,710	23,794
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	627,464	602,053	25,411
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	628,596	611,100	17,496
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	523,628	477,513	46,115
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	523,927	478,651	45,276
							$3,985,228	$3,831,233	$153,995
Total purchased OTC swaption contracts							$7,428,657	$7,662,538	$(233,881)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	928	06/16/2025	$68,342,863	$1,604,869
Canadian 10-Years Bond Future	1,327	06/19/2025	119,031,496	(564,726)
Euro-BOBL Future	3,002	06/06/2025	406,839,766	2,793,792
Euro-BTP Future	288	06/06/2025	35,298,172	98,492
Euro-BTP Italian Bond Future	28	06/06/2025	3,815,576	33,834
Euro-BUND Future	283	06/06/2025	42,248,232	419,335
Euro-Schatz Future	373	06/06/2025	45,454,052	24,736
The accompanying notes are an integral part of these financial statements.

157

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
KFE 3-Year Bond Future	235	06/17/2025	$17,831,235	$143,083
U.S. Treasury 2-Year Note Future	627	06/30/2025	130,509,071	287,196
U.S. Treasury 5-Year Note Future	767	06/30/2025	83,752,805	509,163
U.S. Treasury 10-Year Note Future	1,695	06/18/2025	190,210,781	748,167
U.S. Treasury 10-Year Ultra Future	772	06/18/2025	88,574,938	(112,909)
Total				$5,985,032
Short position contracts:
Australian 3-Year Bond Future	(4,929)	06/16/2025	$(339,886,836)	$(4,290,582)
Australian Bank Accepted Bills Future	(3,458)	12/11/2025	(2,198,327,194)	(2,875,458)
Euro BUXL 30-Year Bond Future	(315)	06/06/2025	(44,284,826)	(644,586)
French Government Bond Future	(70)	06/06/2025	(9,963,194)	(252,912)
Japanese 10-Years Bond Future	(132)	06/13/2025	(129,848,930)	(2,249,689)
Long Gilt Future	(568)	06/26/2025	(70,792,211)	(954,260)
U.S. Treasury Long Bond Future	(164)	06/18/2025	(19,126,500)	365,693
U.S. Treasury Ultra Bond Future	(77)	06/18/2025	(9,319,406)	(187,277)
Total				$(11,089,071)
Total futures contracts				$(5,104,039)

OTC Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC(2)	USD	3,270,000	5.00%	12/20/2026	Quarterly	$120,179	$—	$207,941	$87,762
NCL Corp. Ltd. (B+)	GSC(2)	USD	2,285,000	5.00%	12/20/2026	Quarterly	83,847	—	145,305	61,458
NCL Corp. Ltd. (B+)	GSC(2)	USD	980,000	5.00%	12/20/2026	Quarterly	36,074	—	62,319	26,245
Total OTC credit default swap contracts							$240,100	$—	$415,565	$175,465

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)	At April 30, 2025, the counterparty had deposited in a segregated account securities with a value of $311,161 in connection with OTC Swap Contracts.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	20,226,000	(1.00%)	06/20/2030	Quarterly	$1,015,272	$—	$872,591	$(142,681)
CDX.NA.HY.S44.V1	USD	44,910,000	(5.00%)	06/20/2030	Quarterly	—	(1,134,501)	(1,805,330)	(670,829)
Total centrally cleared credit default swap contracts						$1,015,272	$(1,134,501)	$(932,739)	$(813,510)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.82% Fixed	MXN	88,265,000	06/12/2030	Lunar	$—	$—	$26,637	$26,637
0.75% Fixed	12 Mo. JPY TONAR	JPY	729,871,000	04/15/2029	Annual	—	(2,169)	5,987	8,156
0.91% Fixed	12 Mo. JPY TONAR	JPY	2,513,047,000	09/15/2030	Annual	356	—	(13,155)	(13,511)
4.00% Fixed	12 Mo. SONIA	GBP	23,117,000	09/17/2030	Annual	1,577	—	(546,326)	(547,903)
The accompanying notes are an integral part of these financial statements.

158

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. SONIA	4.44% Fixed	GBP	12,088,000	09/18/2035	Annual	$14,888	$—	$33,476	$18,588
12 Mo. USD CPI	2.52% Fixed	USD	23,909,000	03/03/2030	At Maturity	—	(8,121)	125,330	133,451
2.49% Fixed	12 Mo. USD CPI	USD	23,909,000	03/03/2035	At Maturity	—	(17,195)	(250,103)	(232,908)
12 Mo. USD SOFR	2.49% Fixed	USD	27,879,000	11/29/2029	At Maturity	—	(42,554)	(103,113)	(60,559)
3.66% Fixed	12 Mo. USD SOFR	GBP	18,258,000	06/16/2030	Annual	—	(26,864)	805	27,669
3.75% Fixed	12 Mo. USD SOFR	USD	29,076,000	09/17/2030	Annual	—	(15,518)	(553,678)	(538,160)
4.06% Fixed	12 Mo. USD SOFR	USD	59,723,000	01/31/2032	Annual	—	(12,239)	(2,112,875)	(2,100,636)
2.49% Fixed	12 Mo. USD SOFR	USD	27,879,000	11/29/2034	At Maturity	—	(7,241)	(116,483)	(109,242)
12 Mo. USD SOFR	3.69% Fixed	USD	10,569,000	03/20/2035	Annual	—	(170,740)	(113,210)	57,530
3.81% Fixed	12 Mo. USD SOFR	GBP	5,763,000	06/18/2035	Annual	—	(30,695)	79,019	109,714
12 Mo. USD SOFR	1.13% Fixed	JPY	926,389,000	06/18/2035	Annual	7,131	—	42,470	35,339
3.84% Fixed	12 Mo. USD SOFR	USD	7,233,000	09/17/2035	Annual	4,476	—	(120,730)	(125,206)
3 Mo. AUD BBSW	3.84% Fixed	AUD	30,693,000	09/16/2029	Quarterly	—	(23,415)	266,011	289,426
3 Mo. NZD NZDBBR	3.78% Fixed	NZD	34,149,000	12/16/2029	Semi-Annual	14,029	—	118,822	104,793
3 Mo. NZD NZDBBR	3.66% Fixed	NZD	25,722,000	06/18/2030	Semi-Annual	24,575	—	159,705	135,130
3 Mo. NZD NZDBBR	4.69% Fixed	NZD	27,643,000	12/19/2034	Semi-Annual	51,787	—	125,038	73,251
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	12,670,000	09/17/2035	Semi-Annual	—	(10,973)	147,810	158,783
3 Mo. SEK STIBOR	2.41% Fixed	SEK	1,918,488,000	03/19/2030	Annual	—	(743,777)	1,104,721	1,848,498
3 Mo. SEK STIBOR	2.22% Fixed	SEK	234,997,000	06/16/2030	Annual	20,810	—	(166,701)	(187,511)
3 Mo. SEK STIBOR	2.69% Fixed	SEK	158,164,000	09/17/2030	Annual	—	(73,734)	273,894	347,628
3 Mo. SEK STIBOR	2.91% Fixed	SEK	69,510,000	09/17/2035	Annual	—	(2,530)	173,268	175,798
8.76% Fixed	3 Mo. ZAR JIBAR	ZAR	48,239,000	06/18/2035	Quarterly	—	—	—	—
6 Mo. AUD BBSW	4.06% Fixed	AUD	23,668,000	09/17/2030	Semi-Annual	—	(5,133)	326,747	331,880
6 Mo. AUD BBSW	4.59% Fixed	AUD	24,446,000	09/19/2034	Semi-Annual	—	(24,814)	68,888	93,702
6 Mo. AUD BBSW	4.16% Fixed	AUD	9,955,000	09/17/2035	Semi-Annual	2,031	—	55,111	53,080
3.00% Fixed	6 Mo. CAD CDOR	CAD	27,401,000	09/16/2029	Semi-Annual	46,209	—	(331,730)	(377,939)
2.50% Fixed	6 Mo. CAD CDOR	CAD	40,088,000	09/17/2030	Semi-Annual	20,437	—	(92,563)	(113,000)
6 Mo. CAD CDOR	3.41% Fixed	CAD	20,921,000	09/19/2034	Semi-Annual	—	(48,066)	177,702	225,768
3.03% Fixed	6 Mo. CAD CDOR	CAD	13,794,000	03/20/2035	Semi-Annual	86,247	—	71,952	(14,295)
2.78% Fixed	6 Mo. CAD CDOR	CAD	9,190,000	06/18/2035	Semi-Annual	—	(5,332)	10,901	16,233
5.64% Fixed	6 Mo. CLP CLICP	CLP	2,510,085,000	03/19/2035	Semi-Annual	—	—	(140,952)	(140,952)
5.75% Fixed	6 Mo. CLP CLICP	CLP	2,510,086,000	03/19/2035	Semi-Annual	—	—	(165,130)	(165,130)
6 Mo. EUR EURIBOR	2.34% Fixed	EUR	20,390,000	06/16/2030	Annual	2,013	—	28,608	26,595
6 Mo. EUR EURIBOR	2.53% Fixed	EUR	13,299,000	09/17/2030	Annual	—	(12,844)	280,022	292,866
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	15,256,400	09/16/2031	Annual	57,269	—	(1,413,475)	(1,470,744)
6 Mo. EUR EURIBOR	3.00% Fixed	EUR	13,089,504	04/17/2036	Annual	—	(9,026)	13,310	22,336
6 Mo. EUR EURIBOR	2.94% Fixed	EUR	7,685,000	06/21/2036	Annual	—	(7,829)	(866)	6,963
3.01% Fixed	6 Mo. EUR EURIBOR	EUR	13,978,006	04/15/2038	Annual	—	(2,985)	(20,064)	(17,079)
2.94% Fixed	6 Mo. EUR EURIBOR	EUR	8,180,000	06/18/2038	Annual	7,330	—	(2,727)	(10,057)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(278,555)	2,054,971	2,333,526
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(86,134)	2,570,206	2,656,340
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(17,853)	324,698	342,551
6 Mo. HUF BUBOR	7.06% Fixed	HUF	2,043,740,000	06/18/2035	Annual	—	—	304,111	304,111
3.75% Fixed	6 Mo. NOK NIBOR	NOK	976,711,000	09/18/2029	Annual	—	(724,095)	(1,158,677)	(434,582)
3.59% Fixed	6 Mo. NOK NIBOR	NOK	213,893,000	12/16/2029	Annual	—	(12,673)	63,814	76,487
3.97% Fixed	6 Mo. NOK NIBOR	NOK	313,714,000	09/17/2030	Annual	30,819	—	(254,801)	(285,620)
3.59% Fixed	6 Mo. NOK NIBOR	NOK	78,379,000	06/18/2035	Annual	—	(1,699)	170,242	171,941
BZDIOVRA	14.92% Fixed	BRL	11,070,541	01/02/2029	At Maturity	—	—	103,025	103,025
BZDIOVRA	14.75% Fixed	BRL	10,808,408	01/02/2029	At Maturity	—	—	88,520	88,520
BZDIOVRA	14.74% Fixed	BRL	10,810,201	01/02/2029	At Maturity	—	—	88,184	88,184
BZDIOVRA	14.07% Fixed	BRL	18,943,753	01/02/2031	At Maturity	—	—	77,556	77,556
Total centrally cleared interest rate swaps contracts						$391,984	$(2,424,803)	$1,884,202	$3,917,021

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
404,840,404	AUD	254,668,408	USD	BCLY	05/07/2025	$4,666,346
81,245,000	AUD	50,525,408	USD	GSC	05/07/2025	1,518,931
132,450,000	AUD	83,484,706	USD	RBC	05/07/2025	1,360,798
36,445,000	AUD	22,497,578	USD	MSC	05/07/2025	848,548
29,470,000	AUD	18,267,660	USD	JPM	05/07/2025	610,382
28,818,000	AUD	18,109,741	USD	SSG	05/07/2025	350,643
The accompanying notes are an integral part of these financial statements.

159

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,505,000	AUD	5,213,944	USD	TDB	05/07/2025	$234,233
16,725,000	AUD	10,497,142	USD	CBK	05/07/2025	216,645
6,267,000	AUD	3,824,987	USD	BOA	05/07/2025	189,560
10,185,000	AUD	6,365,395	USD	BNP	05/07/2025	158,966
2,945,000	AUD	1,760,845	USD	NOM	05/07/2025	125,678
2,795,000	AUD	1,719,255	USD	SCB	05/07/2025	71,181
2,795,000	AUD	1,747,825	USD	ANZ	05/07/2025	42,610
5,415,000	AUD	3,436,435	USD	DEUT	05/07/2025	32,334
36,939,000	AUD	23,742,099	USD	WEST	05/07/2025	(79,524)
10,395,000	AUD	6,620,212	USD	DEUT	06/03/2025	40,699
2,715,000	AUD	1,734,328	USD	GSC	06/03/2025	5,390
2,715,000	AUD	1,736,020	USD	RBC	06/03/2025	3,699
11,715,000	AUD	7,503,261	USD	BCLY	06/03/2025	3,478
795,000	AUD	508,250	USD	BNP	06/03/2025	1,170
3,330,000	AUD	2,044,151	USD	GSC	06/18/2025	90,032
725,000	AUD	459,098	USD	MSC	06/18/2025	5,551
1,455,000	AUD	930,228	USD	SSG	06/18/2025	2,275
40,000	AUD	25,704	USD	JPM	06/18/2025	(68)
74,485,000	BRL	12,732,926	USD	CBK	05/05/2025	376,081
106,940,000	BRL	18,531,547	USD	JPM	05/05/2025	289,385
5,360,000	BRL	926,390	USD	BOA	05/05/2025	16,945
2,530,000	BRL	430,378	USD	BNP	05/05/2025	14,890
10,045,000	BRL	1,777,606	USD	BCLY	05/05/2025	(9,733)
100,175,000	BRL	17,568,166	USD	UBS	06/03/2025	(67,354)
134,878,000	CAD	94,927,665	USD	JPM	05/07/2025	2,943,561
168,290,000	CAD	119,776,877	USD	RBC	05/07/2025	2,339,025
100,000,000	CAD	72,210,560	USD	WEST	05/07/2025	352,219
23,379,000	CAD	16,626,093	USD	BCLY	05/07/2025	338,358
17,405,000	CAD	12,321,425	USD	TDB	05/07/2025	308,128
6,560,000	CAD	4,626,106	USD	MSC	05/07/2025	134,012
11,598,000	CAD	8,323,233	USD	BNP	05/07/2025	92,598
6,147,000	CAD	4,431,779	USD	CBK	05/07/2025	28,655
5,530,000	CAD	3,991,094	USD	WFB	05/07/2025	21,628
5,080,000	CAD	3,678,417	USD	DEUT	06/03/2025	12,913
18,745,000	CAD	13,253,711	USD	GSC	06/18/2025	377,654
1,320,000	CAD	955,158	USD	MSC	06/18/2025	4,746
160,000	CAD	112,391	USD	TDB	06/18/2025	3,961
145,000	CAD	105,173	USD	SSG	06/18/2025	271
60,000	CAD	43,479	USD	JPM	06/18/2025	153
110,535,000	CHF	126,178,169	USD	BCLY	05/07/2025	7,858,725
9,420,000	CHF	10,821,618	USD	BNP	05/07/2025	601,259
7,490,000	CHF	8,709,259	USD	TDB	05/07/2025	373,260
12,160,000	CHF	14,388,832	USD	MSC	05/07/2025	356,621
6,000,000	CHF	7,081,089	USD	CBK	05/07/2025	194,627
2,285,000	CHF	2,605,028	USD	CIBC	05/07/2025	165,808
11,570,000	CHF	13,884,231	USD	RBC	05/07/2025	145,778
3,040,000	CHF	3,559,218	USD	UBS	05/07/2025	127,146
1,550,000	CHF	1,767,424	USD	BOA	05/07/2025	112,136
2,940,000	CHF	3,505,424	USD	SSG	05/07/2025	59,677
4,410,000	CHF	5,304,366	USD	JPM	05/07/2025	43,285
2,935,000	CHF	3,525,413	USD	GSC	05/07/2025	33,626
620,000	CHF	752,889	USD	JPM	06/03/2025	1,411
345,000	CHF	419,099	USD	BCLY	06/03/2025	633
1,440,000	CHF	1,751,769	USD	RBC	06/03/2025	152
2,610,000	CHF	3,081,509	USD	GSC	06/18/2025	100,050
25,000	CHF	30,467	USD	JPM	06/18/2025	8
20,000	CHF	24,732	USD	SSG	06/18/2025	(352)
740,000	CHF	912,248	USD	MSC	06/18/2025	(10,197)
6,990,900,000	CLP	7,252,347	USD	GSC	05/07/2025	129,884
1,753,400,000	CLP	1,786,996	USD	BOA	05/07/2025	64,555
2,697,300,000	CLP	2,825,870	USD	MSC	05/07/2025	22,418
2,658,500,000	CLP	2,820,118	USD	CBK	05/07/2025	(12,802)
5,688,094,000	CLP	6,015,646	USD	MSC	06/03/2025	(10,073)
143,838,000	CNH	19,735,937	USD	JPM	05/07/2025	62,142
25,385,000	CNH	3,484,415	USD	CBK	05/07/2025	9,615
The accompanying notes are an integral part of these financial statements.

160

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
31,846,000	CNH	4,377,065	USD	BCLY	05/07/2025	$6,266
10,204,000	CNH	1,405,247	USD	BNP	05/07/2025	(753)
98,224,000	CNH	13,544,396	USD	SSG	05/07/2025	(24,696)
12,541,000	CNH	1,798,388	USD	JPM	05/22/2025	(70,007)
4,831,000	CNH	666,040	USD	BCLY	06/03/2025	365
4,314,000	CNH	595,146	USD	JPM	06/03/2025	(58)
12,628,000	CNH	1,815,764	USD	GSC	06/20/2025	(71,625)
102,971,000	CNY	14,194,702	USD	SSG	06/03/2025	20,052
46,512,800,000	COP	10,949,607	USD	BNP	05/07/2025	47,223
60,546,739,000	COP	14,554,155	USD	CBK	05/07/2025	(239,337)
78,015,039,000	COP	18,516,374	USD	CBK	06/03/2025	(146,279)
99,332,000	CZK	4,298,484	USD	CBK	05/07/2025	211,543
55,480,000	CZK	2,409,367	USD	SSG	05/07/2025	109,623
81,405,000	CZK	3,647,953	USD	BCLY	05/07/2025	48,124
21,370,000	CZK	947,454	USD	BNP	05/07/2025	22,821
85,792,000	CZK	3,924,611	USD	BCLY	06/03/2025	(26,751)
453,504,000	EUR	496,532,964	USD	DEUT	05/07/2025	17,436,957
132,214,000	EUR	143,722,954	USD	MSC	05/07/2025	6,119,207
169,115,000	EUR	187,837,446	USD	JPM	05/07/2025	3,825,746
66,454,000	EUR	73,592,120	USD	BCLY	05/07/2025	1,722,229
18,698,000	EUR	20,713,300	USD	BNP	05/07/2025	477,714
15,355,000	EUR	17,100,796	USD	CBK	05/07/2025	301,494
3,240,000	EUR	3,550,959	USD	RBC	05/07/2025	121,032
2,409,000	EUR	2,612,980	USD	SGG	05/07/2025	117,214
11,852,000	EUR	13,317,523	USD	CAG	05/07/2025	114,711
10,814,000	EUR	12,182,949	USD	TDB	05/07/2025	72,887
9,562,000	EUR	10,764,711	USD	UBS	05/07/2025	72,196
95,187,000	EUR	107,929,549	USD	GSC	05/07/2025	(51,217)
123,000	EUR	140,350	USD	DEUT	05/30/2025	(749)
3,063,000	EUR	3,476,482	USD	BCLY	06/03/2025	643
552,000	EUR	627,761	USD	JPM	06/03/2025	(1,129)
614,000	EUR	698,278	USD	BNP	06/03/2025	(1,264)
30,681,000	EUR	34,857,939	USD	CBK	06/03/2025	(28,791)
45,959,000	EUR	52,540,329	USD	GSC	06/03/2025	(367,558)
347,382,000	EUR	396,918,152	USD	DEUT	06/03/2025	(2,569,241)
10,487,000	EUR	11,501,093	USD	GSC	06/18/2025	415,902
6,292,000	EUR	6,905,879	USD	TDB	06/18/2025	244,090
122,000	EUR	140,503	USD	SSG	06/18/2025	(1,867)
41,328,000	GBP	53,882,406	USD	JPM	05/07/2025	1,195,076
21,984,000	GBP	28,756,887	USD	GSC	05/07/2025	541,010
10,937,000	GBP	14,047,143	USD	RBC	05/07/2025	528,507
17,439,000	GBP	22,780,250	USD	BNP	05/07/2025	460,562
15,599,000	GBP	20,532,732	USD	CBK	05/07/2025	255,927
4,065,000	GBP	5,252,821	USD	DEUT	05/07/2025	164,571
6,589,000	GBP	8,706,557	USD	MSC	05/07/2025	74,550
1,972,000	GBP	2,561,120	USD	UBS	05/07/2025	66,947
3,679,000	GBP	4,846,531	USD	WFB	05/07/2025	56,442
57,774,000	GBP	76,972,271	USD	BCLY	05/07/2025	22,659
574,000	GBP	767,498	USD	JPM	06/03/2025	(2,435)
1,301,000	GBP	1,744,153	USD	RBC	06/03/2025	(10,099)
32,089,000	GBP	43,033,121	USD	BCLY	06/03/2025	(262,905)
10,891,000	GBP	14,076,421	USD	UBS	06/18/2025	440,734
60,000	GBP	77,461	USD	GSC	06/18/2025	2,516
97,000	GBP	129,811	USD	SSG	06/18/2025	(515)
134,490,000	HKD	17,347,057	USD	SCB	05/12/2025	(3,503)
54,170,000	HKD	6,991,491	USD	GSC	06/18/2025	(2,095)
23,434,693,000	HUF	65,225,782	USD	BCLY	05/07/2025	394,115
3,210,631,000	HUF	8,654,888	USD	DEUT	05/07/2025	335,256
1,479,700,000	HUF	3,970,011	USD	MSC	05/07/2025	173,323
1,241,500,000	HUF	3,334,229	USD	UBS	05/07/2025	142,118
1,316,400,000	HUF	3,553,705	USD	SSG	05/07/2025	132,370
404,400,000	HUF	1,082,631	USD	BNP	05/07/2025	49,736
949,500,000	HUF	2,629,825	USD	BOA	05/07/2025	28,886
185,900,000	HUF	512,978	USD	JPM	05/07/2025	7,564
246,500,000	HUF	694,372	USD	BCLY	06/03/2025	(5,101)
The accompanying notes are an integral part of these financial statements.

161

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
21,517,000,000	IDR	1,286,133	USD	BOA	05/07/2025	$9,643
32,170,000,000	IDR	1,935,387	USD	BCLY	06/03/2025	(70)
20,864,000	ILS	5,626,762	USD	BCLY	05/07/2025	107,266
82,770,000	ILS	22,681,376	USD	CBK	05/07/2025	66,209
6,855,000	ILS	1,865,408	USD	BOA	05/07/2025	18,544
1,990,000	ILS	528,440	USD	BNP	05/07/2025	18,469
1,455,000	ILS	384,991	USD	JPM	05/07/2025	14,885
143,000	ILS	39,576	USD	CBK	06/03/2025	(247)
1,579,395,000	INR	18,337,552	USD	GSC	05/07/2025	346,051
1,579,395,000	INR	18,451,393	USD	UBS	06/03/2025	196,252
62,806,160,000	JPY	419,070,650	USD	BCLY	05/07/2025	20,539,214
13,829,200,000	JPY	94,891,651	USD	BNP	05/07/2025	1,905,424
14,036,500,000	JPY	97,184,366	USD	NOM	05/07/2025	1,063,701
3,619,700,000	JPY	24,602,066	USD	CBK	05/07/2025	733,917
5,883,300,000	JPY	40,575,406	USD	MSC	05/07/2025	604,580
4,589,600,000	JPY	31,660,929	USD	RBC	05/07/2025	463,838
3,519,600,000	JPY	24,329,154	USD	JPM	05/07/2025	306,183
787,300,000	JPY	5,335,753	USD	CAG	05/07/2025	174,930
280,900,000	JPY	1,868,534	USD	DEUT	05/07/2025	97,618
264,800,000	JPY	1,783,476	USD	BOA	05/07/2025	69,984
205,391,000	JPY	1,373,413	USD	CIBC	05/07/2025	64,215
263,700,000	JPY	1,799,316	USD	SCB	05/07/2025	46,444
16,477,100,000	JPY	115,294,803	USD	GSC	05/07/2025	36,175
506,500,000	JPY	3,509,358	USD	SSG	05/07/2025	35,874
335,277,000	JPY	2,351,378	USD	UBS	05/07/2025	(4,616)
493,000,000	JPY	3,475,525	USD	TDB	05/07/2025	(24,786)
41,800,000	JPY	293,626	USD	BNP	06/03/2025	(157)
248,900,000	JPY	1,753,547	USD	RBC	06/03/2025	(6,074)
7,481,000,000	JPY	52,606,745	USD	GSC	06/03/2025	(84,260)
5,015,000,000	JPY	35,375,321	USD	NOM	06/03/2025	(166,089)
1,212,500,000	JPY	8,298,955	USD	GSC	06/18/2025	228,073
474,300,000	JPY	3,334,241	USD	MSC	06/18/2025	1,321
154,100,000	JPY	1,101,905	USD	SSG	06/18/2025	(18,181)
380,538,191,000	KRW	263,392,883	USD	BNP	05/07/2025	4,425,786
15,440,205,000	KRW	10,607,008	USD	CBK	05/07/2025	259,641
12,111,735,000	KRW	8,362,726	USD	MSC	05/07/2025	161,383
7,647,300,000	KRW	5,246,829	USD	BCLY	05/07/2025	135,258
4,235,410,000	KRW	2,917,809	USD	JPM	05/07/2025	63,027
4,930,760,000	KRW	3,455,523	USD	GSC	05/07/2025	14,693
245,820,000	KRW	170,790	USD	BNP	06/04/2025	2,548
1,511,681,000	MXN	74,098,486	USD	UBS	05/07/2025	2,911,009
931,900,000	MXN	45,800,085	USD	BOA	05/07/2025	1,673,654
419,809,000	MXN	20,628,672	USD	CBK	05/07/2025	757,639
310,525,000	MXN	15,230,595	USD	SSG	05/07/2025	588,465
186,040,000	MXN	9,157,813	USD	BCLY	05/07/2025	319,613
150,858,000	MXN	7,491,209	USD	JPM	05/07/2025	193,942
36,470,000	MXN	1,751,732	USD	MSC	05/07/2025	106,158
20,990,000	MXN	1,039,902	USD	GSC	05/07/2025	29,390
9,798,000	MXN	487,638	USD	BNP	05/07/2025	11,501
10,260,000	MXN	521,306	USD	BCLY	06/03/2025	(541)
85,085,000	NOK	7,934,517	USD	BOA	05/07/2025	244,079
38,710,000	NOK	3,527,771	USD	RBC	05/07/2025	193,136
53,161,000	NOK	4,956,831	USD	BNP	05/07/2025	153,147
33,950,000	NOK	3,146,984	USD	CBK	05/07/2025	116,380
64,792,000	NOK	6,139,560	USD	UBS	05/07/2025	88,417
11,880,000	NOK	1,098,014	USD	JPM	05/07/2025	43,923
98,549,000	NOK	9,432,076	USD	CAG	05/07/2025	40,715
66,899,000	NOK	6,422,726	USD	GSC	05/07/2025	7,783
4,460,000	NOK	427,536	USD	DEUT	05/07/2025	1,171
2,750,605,000	NOK	265,893,383	USD	BCLY	05/07/2025	(1,497,934)
51,140,000	NOK	4,683,779	USD	GSC	06/18/2025	231,997
11,190,000	NOK	1,061,947	USD	TDB	06/18/2025	13,680
90,432,000	NZD	51,801,102	USD	BCLY	05/07/2025	1,925,988
25,240,000	NZD	14,305,098	USD	BOA	05/07/2025	690,388
15,260,000	NZD	8,539,343	USD	SSG	05/07/2025	526,865
The accompanying notes are an integral part of these financial statements.

162

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,210,000	NZD	3,528,958	USD	CBK	05/07/2025	$160,502
6,150,000	NZD	3,493,833	USD	RBC	05/07/2025	159,979
6,135,000	NZD	3,538,932	USD	WEST	05/07/2025	105,969
3,805,000	NZD	2,197,215	USD	JPM	05/07/2025	63,396
275,000	NZD	161,611	USD	MSC	05/07/2025	1,771
2,920,000	NZD	1,741,821	USD	GSC	05/07/2025	(7,002)
9,820,000	NZD	5,460,156	USD	GSC	06/18/2025	381,704
90,000	NZD	53,030	USD	MSC	06/18/2025	511
1,830,000	NZD	1,099,162	USD	SSG	06/18/2025	(10,506)
23,345,000	PEN	6,376,843	USD	CBK	05/07/2025	(10,257)
106,390,000	PHP	1,841,008	USD	BCLY	05/07/2025	63,302
116,890,000	PHP	2,046,394	USD	BOA	05/07/2025	45,860
223,280,000	PHP	3,975,783	USD	BCLY	06/03/2025	18,020
157,396,757	PLN	41,233,266	USD	BCLY	05/07/2025	397,684
32,130,000	PLN	8,289,821	USD	BNP	05/07/2025	208,464
7,365,000	PLN	1,904,517	USD	BOA	05/07/2025	43,502
8,635,000	PLN	2,242,712	USD	MSC	05/07/2025	41,219
1,965,000	PLN	519,817	USD	UBS	06/03/2025	(465)
89,540,000	PLN	23,910,202	USD	BCLY	06/03/2025	(244,666)
272,120,000	SEK	27,401,603	USD	BCLY	05/07/2025	764,066
258,090,000	SEK	26,327,555	USD	GSC	05/07/2025	385,945
74,330,000	SEK	7,458,211	USD	SSG	05/07/2025	235,285
120,010,000	SEK	12,206,470	USD	JPM	05/07/2025	215,115
51,830,000	SEK	5,229,550	USD	RBC	05/07/2025	135,093
52,240,000	SEK	5,284,925	USD	BNP	05/07/2025	122,155
34,640,000	SEK	3,469,638	USD	MSC	05/07/2025	115,762
23,860,000	SEK	2,423,423	USD	UBS	05/07/2025	46,196
5,270,000	SEK	529,925	USD	BOA	05/07/2025	15,544
2,854,148,000	SEK	297,307,083	USD	DEUT	05/07/2025	(1,889,656)
5,040,000	SEK	522,425	USD	JPM	06/03/2025	101
9,000,000	SEK	939,031	USD	DEUT	06/03/2025	(5,949)
5,850,000	SEK	593,175	USD	GSC	06/18/2025	13,916
240,000	SEK	23,947	USD	TDB	06/18/2025	960
80,000	SEK	8,343	USD	JPM	06/18/2025	(41)
760,000	SEK	80,105	USD	SSG	06/18/2025	(1,235)
30,467,693	SGD	23,016,198	USD	JPM	05/07/2025	321,306
7,755,000	SGD	5,831,117	USD	BCLY	05/07/2025	109,024
12,695,000	SGD	9,651,904	USD	SSG	05/07/2025	72,154
4,443,000	SGD	3,342,789	USD	BNP	05/07/2025	60,439
1,680,000	SGD	1,264,666	USD	UBS	05/07/2025	22,174
5,670,000	SGD	4,334,763	USD	GSC	05/07/2025	8,317
2,520,000	SGD	1,930,058	USD	GSC	06/03/2025	3,059
2,167,693	SGD	1,663,093	USD	WFB	06/03/2025	(235)
1,092,626,000	THB	32,492,855	USD	BCLY	05/07/2025	232,744
60,820,000	THB	1,752,066	USD	GSC	05/07/2025	69,574
67,340,000	THB	1,990,623	USD	JPM	05/07/2025	26,300
180,365,000	TWD	5,487,222	USD	BCLY	05/07/2025	155,532
409,775,000	TWD	12,711,197	USD	GSC	05/07/2025	108,694
101,988,000	TWD	3,187,125	USD	BOA	06/03/2025	10,853
670,890,000	ZAR	34,898,660	USD	CBK	05/07/2025	1,148,408
472,450,000	ZAR	24,913,283	USD	BOA	05/07/2025	471,560
85,900,000	ZAR	4,492,720	USD	GSC	05/07/2025	122,706
103,312,000	ZAR	5,464,306	USD	SCB	05/07/2025	86,670
55,230,000	ZAR	2,968,735	USD	DEUT	05/07/2025	(1,215)
9,910,000	ZAR	536,764	USD	BCLY	05/07/2025	(4,297)
16,350,000	ZAR	885,179	USD	JPM	05/07/2025	(6,690)
66,780,000	ZAR	3,619,927	USD	BNP	05/07/2025	(31,823)
1,832,051,000	ZAR	98,664,456	USD	MSC	05/07/2025	(227,951)
474,988,000	ZAR	26,008,683	USD	UBS	05/07/2025	(487,473)
528,228,000	ZAR	28,424,264	USD	MSC	06/03/2025	(102,724)
3,430,866	USD	5,490,000	AUD	BOA	05/07/2025	(85,947)
15,656,865	USD	24,625,000	AUD	UBS	05/07/2025	(117,546)
5,365,369	USD	8,600,000	AUD	SCB	05/07/2025	(143,663)
12,602,234	USD	19,950,000	AUD	DEUT	05/07/2025	(177,440)
24,812,120	USD	39,156,000	AUD	SSG	05/07/2025	(270,633)
The accompanying notes are an integral part of these financial statements.

163

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,751,183	USD	15,705,000	AUD	TDB	05/07/2025	$(309,206)
26,312,045	USD	41,920,000	AUD	GSC	05/07/2025	(541,286)
26,196,024	USD	42,020,000	AUD	MSC	05/07/2025	(721,363)
40,419,829	USD	64,825,000	AUD	JPM	05/07/2025	(1,106,104)
136,708,690	USD	216,085,000	AUD	RBC	05/07/2025	(1,712,152)
57,174,100	USD	92,269,000	AUD	BNP	05/07/2025	(1,932,053)
74,384,073	USD	119,275,000	AUD	CBK	05/07/2025	(2,021,722)
240,361,791	USD	382,009,000	AUD	BCLY	05/07/2025	(4,347,503)
292,996	USD	460,000	AUD	BNP	06/03/2025	(1,763)
756,050	USD	1,183,000	AUD	JPM	06/03/2025	(1,994)
4,028,913	USD	6,295,000	AUD	BCLY	06/03/2025	(4,799)
3,502,823	USD	5,475,000	AUD	GSC	06/03/2025	(5,449)
7,006,916	USD	10,950,000	AUD	DEUT	06/03/2025	(9,628)
22,323	USD	35,000	AUD	TDB	06/18/2025	(108)
5,210,356	USD	8,280,000	AUD	ANZ	06/18/2025	(96,261)
419,608	USD	2,425,000	BRL	BOA	05/05/2025	(7,180)
393,773	USD	2,295,000	BRL	BCLY	05/05/2025	(10,137)
1,034,537	USD	5,970,000	BRL	JPM	05/05/2025	(16,155)
1,922,541	USD	11,375,000	BRL	GSC	05/05/2025	(79,405)
13,164,939	USD	78,205,000	BRL	CBK	05/05/2025	(598,770)
190,282	USD	1,085,000	BRL	UBS	06/03/2025	730
3,631,550	USD	5,035,000	CAD	BOA	05/07/2025	(21,986)
1,795,456	USD	2,520,000	CAD	CIBC	05/07/2025	(33,126)
1,771,577	USD	2,495,000	CAD	MSC	05/07/2025	(38,864)
2,748,466	USD	3,887,000	CAD	BNP	05/07/2025	(72,049)
3,013,272	USD	4,260,000	CAD	UBS	05/07/2025	(77,902)
8,816,839	USD	12,339,000	CAD	RBC	05/07/2025	(136,683)
5,227,407	USD	7,420,000	CAD	TDB	05/07/2025	(156,751)
7,053,146	USD	9,980,000	CAD	CBK	05/07/2025	(188,620)
13,564,617	USD	19,010,000	CAD	BCLY	05/07/2025	(229,566)
13,098,027	USD	18,429,000	CAD	JPM	05/07/2025	(274,567)
70,692,961	USD	100,000,000	CAD	WFB	05/07/2025	(1,869,819)
88,093,990	USD	125,784,158	CAD	SSG	05/07/2025	(3,178,492)
39,619,528	USD	56,000,000	CAD	BOA	05/22/2025	(1,048,481)
419,768	USD	580,000	CAD	BCLY	06/03/2025	(1,683)
510,581	USD	705,000	CAD	BNP	06/03/2025	(1,700)
1,155,578	USD	1,595,000	CAD	JPM	06/03/2025	(3,411)
3,506,682	USD	4,845,000	CAD	TDB	06/03/2025	(13,887)
3,503,152	USD	4,845,000	CAD	DEUT	06/03/2025	(17,417)
17,430,684	USD	25,000,000	CAD	CBK	06/18/2025	(749,318)
79,108,307	USD	113,484,000	CAD	RBC	06/18/2025	(3,417,264)
3,475,130	USD	2,830,000	CHF	CAG	05/07/2025	43,417
1,759,200	USD	1,445,000	CHF	GSC	05/07/2025	6,965
1,746,983	USD	1,465,000	CHF	TDB	05/07/2025	(29,505)
1,801,685	USD	1,525,000	CHF	SCB	05/07/2025	(47,560)
11,871,051	USD	9,880,000	CHF	UBS	05/07/2025	(109,628)
2,656,330	USD	2,330,000	CHF	CIBC	05/07/2025	(169,073)
9,263,516	USD	7,830,000	CHF	BNP	05/07/2025	(231,295)
3,635,618	USD	3,195,000	CHF	WEST	05/07/2025	(238,702)
3,750,424	USD	3,290,000	CHF	BOA	05/07/2025	(239,094)
15,833,187	USD	13,341,000	CHF	BCLY	05/07/2025	(344,367)
15,798,202	USD	13,480,000	CHF	JPM	05/07/2025	(547,908)
17,832,356	USD	15,185,000	CHF	RBC	05/07/2025	(581,270)
21,546,032	USD	18,270,000	CHF	MSC	05/07/2025	(608,527)
87,267,472	USD	76,660,000	CHF	CBK	05/07/2025	(5,691,938)
3,515,192	USD	2,880,000	CHF	RBC	06/03/2025	11,348
1,754,248	USD	1,440,000	CHF	CBK	06/03/2025	2,327
40,136	USD	35,000	CHF	TDB	06/18/2025	(2,529)
5,009,055	USD	4,370,000	CHF	BNP	06/18/2025	(317,923)
7,194,759	USD	6,658,606,000	CLP	CBK	05/07/2025	163,422
6,016,728	USD	5,688,094,000	CLP	MSC	05/07/2025	10,229
1,765,938	USD	1,753,400,000	CLP	GSC	05/07/2025	(85,613)
370,895	USD	350,700,000	CLP	MSC	06/03/2025	621
225,961,293	USD	1,640,070,000	CNH	WFB	05/07/2025	219,578
4,857,155	USD	35,244,000	CNH	SCB	05/07/2025	6,117
The accompanying notes are an integral part of these financial statements.

164

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
518,319	USD	3,769,000	CNH	BNP	05/07/2025	$(452)
10,281,767	USD	75,039,000	CNH	BCLY	05/07/2025	(46,714)
6,428,201	USD	47,073,000	CNH	CBK	05/07/2025	(50,998)
15,353,379	USD	112,263,000	CNH	JPM	05/07/2025	(98,669)
1,774,787	USD	12,541,000	CNH	JPM	05/22/2025	46,406
221,165,837	USD	1,603,961,000	CNH	WFB	06/03/2025	(90,152)
1,778,817	USD	12,628,000	CNH	CBK	06/20/2025	34,678
25,277,825	USD	107,059,539,000	COP	CBK	05/07/2025	(33,824)
336,873	USD	7,735,000	CZK	BNP	05/07/2025	(14,323)
424,190	USD	9,780,000	CZK	UBS	05/07/2025	(19,857)
3,003,264	USD	68,650,000	CZK	CBK	05/07/2025	(113,691)
7,665,698	USD	171,422,000	CZK	BCLY	05/07/2025	(117,472)
2,054,666	USD	44,915,000	CZK	BCLY	06/03/2025	14,005
3,469,253	USD	3,047,000	EUR	TDB	05/07/2025	15,995
4,342,021	USD	3,903,000	EUR	UBS	05/07/2025	(81,367)
5,358,507	USD	4,858,000	EUR	SSG	05/07/2025	(147,213)
3,531,092	USD	3,256,000	EUR	BOA	05/07/2025	(159,032)
6,713,886	USD	6,131,000	EUR	CAG	05/07/2025	(234,564)
7,091,215	USD	6,505,000	EUR	CBA	05/07/2025	(281,099)
79,143,062	USD	70,164,000	EUR	CBK	05/07/2025	(375,940)
17,665,351	USD	15,992,000	EUR	RBC	05/07/2025	(458,871)
16,727,369	USD	15,181,000	EUR	BNP	05/07/2025	(477,721)
41,022,350	USD	36,867,000	EUR	MSC	05/07/2025	(760,147)
37,843,871	USD	34,242,000	EUR	GSC	05/07/2025	(963,633)
25,462,722	USD	23,475,000	EUR	SGG	05/07/2025	(1,142,212)
202,182,157	USD	180,075,000	EUR	BCLY	05/07/2025	(1,902,334)
558,265,682	USD	495,043,000	EUR	DEUT	05/07/2025	(2,781,655)
97,686,582	USD	89,665,000	EUR	JPM	05/07/2025	(3,933,497)
54,691,031	USD	47,930,148	EUR	DEUT	05/30/2025	291,678
127,274,047	USD	111,390,000	EUR	DEUT	06/03/2025	823,842
558,934	USD	491,000	EUR	BCLY	06/03/2025	1,550
762,190	USD	668,000	EUR	MSC	06/18/2025	3,102
119,842	USD	105,000	EUR	JPM	06/18/2025	525
1,826,762	USD	1,668,000	EUR	DEUT	06/18/2025	(68,685)
9,777,318	USD	8,946,000	EUR	GSC	06/18/2025	(388,547)
4,002,828	USD	3,009,000	GBP	CIBC	05/07/2025	(7,242)
8,869,280	USD	6,664,000	GBP	DEUT	05/07/2025	(11,778)
10,491,426	USD	7,969,000	GBP	CAG	05/07/2025	(128,795)
5,445,533	USD	4,186,000	GBP	BNP	05/07/2025	(133,113)
7,013,044	USD	5,402,000	GBP	TDB	05/07/2025	(186,157)
17,322,840	USD	13,189,000	GBP	RBC	05/07/2025	(254,032)
9,742,060	USD	7,509,000	GBP	CBK	05/07/2025	(265,123)
14,212,115	USD	10,907,000	GBP	JPM	05/07/2025	(323,552)
20,570,385	USD	15,705,000	GBP	UBS	05/07/2025	(359,539)
73,268,409	USD	55,275,000	GBP	BCLY	05/07/2025	(396,128)
33,570,702	USD	25,588,000	GBP	GSC	05/07/2025	(530,214)
33,528,263	USD	25,963,000	GBP	MSC	05/07/2025	(1,072,413)
14,932,993	USD	11,228,000	GBP	BCLY	05/30/2025	(32,188)
58,033,780	USD	43,259,000	GBP	BCLY	06/03/2025	375,492
1,741,510	USD	1,301,000	GBP	RBC	06/03/2025	7,456
3,472,873	USD	2,606,000	GBP	CBK	06/03/2025	(566)
184,829	USD	138,000	GBP	JPM	06/18/2025	881
771,485	USD	585,000	GBP	MSC	06/18/2025	(8,291)
4,733,538	USD	3,672,000	GBP	GSC	06/18/2025	(161,052)
8,680,685	USD	67,330,000	HKD	UBS	05/12/2025	(2,053)
8,657,986	USD	67,160,000	HKD	MSC	05/12/2025	(2,829)
6,985,621	USD	54,170,000	HKD	SCB	06/18/2025	(3,774)
229,086	USD	84,598,000	HUF	JPM	05/07/2025	(7,798)
1,528,072	USD	560,400,000	HUF	BNP	05/07/2025	(41,114)
2,820,955	USD	1,040,900,000	HUF	SSG	05/07/2025	(93,687)
5,455,991	USD	2,038,300,000	HUF	DEUT	05/07/2025	(251,489)
76,791,209	USD	28,498,526,000	HUF	BCLY	05/07/2025	(3,008,017)
45,336,676	USD	16,094,384,000	HUF	BCLY	06/03/2025	333,061
1,296,986	USD	21,517,000,000	IDR	BCLY	05/07/2025	1,211
1,284,873	USD	21,517,000,000	IDR	BOA	06/03/2025	(9,569)
The accompanying notes are an integral part of these financial statements.

165

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,289,996	USD	11,991,000	ILS	GSC	05/07/2025	$(5,478)
1,838,353	USD	6,780,000	ILS	BOA	05/07/2025	(24,987)
7,292,091	USD	27,225,000	ILS	BCLY	05/07/2025	(190,125)
18,361,691	USD	67,938,000	ILS	CBK	05/07/2025	(309,632)
14,171,537	USD	51,206,000	ILS	CBK	06/03/2025	88,440
18,491,921	USD	1,579,395,000	INR	UBS	05/07/2025	(191,681)
11,812,193	USD	1,677,300,000	JPY	TDB	05/07/2025	71,981
4,389,159	USD	625,050,000	JPY	SCB	05/07/2025	14,140
1,764,122	USD	262,600,000	JPY	BOA	05/07/2025	(73,939)
4,765,666	USD	695,700,000	JPY	CAG	05/07/2025	(103,866)
86,475,159	USD	12,369,450,000	JPY	CIBC	05/07/2025	(104,441)
65,622,544	USD	9,391,300,000	JPY	GSC	05/07/2025	(111,583)
4,081,458	USD	602,900,000	JPY	NOM	05/07/2025	(138,524)
5,388,912	USD	794,200,000	JPY	DEUT	05/07/2025	(170,068)
4,846,681	USD	727,700,000	JPY	WFB	05/07/2025	(246,834)
19,357,368	USD	2,814,300,000	JPY	CBK	05/07/2025	(341,242)
25,817,398	USD	3,741,300,000	JPY	JPM	05/07/2025	(369,722)
33,920,001	USD	4,976,400,000	JPY	BNP	05/07/2025	(912,166)
122,737,765	USD	17,981,696,000	JPY	BCLY	05/07/2025	(3,124,584)
168,210,105	USD	24,857,750,000	JPY	MSC	05/07/2025	(5,780,982)
134,955,597	USD	20,327,000,000	JPY	RBC	05/07/2025	(7,322,641)
99,915,798	USD	15,000,000,000	JPY	CIBC	05/12/2025	(5,137,939)
99,343,207	USD	14,777,150,000	JPY	CIBC	05/27/2025	(4,332,498)
7,004,178	USD	995,000,000	JPY	RBC	06/03/2025	18,497
1,756,206	USD	248,900,000	JPY	GSC	06/03/2025	8,733
1,190,849	USD	169,200,000	JPY	JPM	06/18/2025	933
1,886,431	USD	277,400,000	JPY	TDB	06/18/2025	(64,412)
6,052,605	USD	883,800,000	JPY	SCB	06/18/2025	(162,807)
4,253,487	USD	632,400,000	JPY	GSC	06/18/2025	(193,930)
7,604,522	USD	10,795,380,000	KRW	MSC	05/07/2025	6,851
611,498	USD	869,140,000	KRW	BOA	05/07/2025	(194)
12,199,987	USD	17,459,650,000	KRW	BCLY	05/07/2025	(87,927)
3,065,114	USD	4,483,380,000	KRW	CBK	05/07/2025	(90,241)
10,870,473	USD	15,778,625,000	KRW	JPM	05/07/2025	(234,352)
18,252,130	USD	26,625,830,000	KRW	DEUT	05/07/2025	(486,842)
238,559,149	USD	348,891,596,000	KRW	BNP	05/07/2025	(6,986,989)
1,765,283	USD	2,509,880,000	KRW	BCLY	06/04/2025	(4,539)
227,643,685	USD	327,649,832,000	KRW	BNP	06/04/2025	(3,396,094)
9,392,689	USD	184,220,000	MXN	WFB	05/07/2025	7,979
110,877	USD	2,262,000	MXN	UBS	05/07/2025	(4,356)
2,971,053	USD	59,689,000	MXN	JPM	05/07/2025	(69,681)
1,841,318	USD	37,680,000	MXN	BNP	05/07/2025	(78,212)
6,984,010	USD	139,770,000	MXN	BOA	05/07/2025	(136,286)
6,128,559	USD	124,022,000	MXN	GSC	05/07/2025	(189,488)
5,782,282	USD	117,310,000	MXN	MSC	05/07/2025	(193,836)
11,561,909	USD	232,444,000	MXN	BCLY	05/07/2025	(279,475)
37,249,228	USD	740,773,000	MXN	SSG	05/07/2025	(487,936)
17,356,083	USD	353,972,000	MXN	CBK	05/07/2025	(676,296)
2,257,817	USD	23,570,000	NOK	CBK	05/07/2025	(7,794)
7,151,398	USD	76,050,000	NOK	JPM	05/07/2025	(158,730)
3,538,346	USD	38,710,000	NOK	BNP	05/07/2025	(182,562)
8,045,775	USD	85,630,000	NOK	BCLY	05/07/2025	(185,207)
282,909,004	USD	2,984,131,000	NOK	UBS	05/07/2025	(3,933,583)
261,044,561	USD	2,698,385,000	NOK	BCLY	06/03/2025	1,665,003
17,045,104	USD	177,297,000	NOK	BOA	06/03/2025	2,607
90,653	USD	940,000	NOK	JPM	06/18/2025	297
146,668	USD	1,550,000	NOK	MSC	06/18/2025	(2,324)
760,040	USD	8,200,000	NOK	GSC	06/18/2025	(28,176)
2,717,395	USD	28,930,000	NOK	NWM	06/18/2025	(63,469)
22,141,352	USD	37,071,000	NZD	WEST	05/07/2025	116,882
1,731,718	USD	2,900,000	NZD	SSG	05/07/2025	8,782
5,783,936	USD	9,843,000	NZD	GSC	05/07/2025	(63,946)
3,541,165	USD	6,135,000	NZD	MSC	05/07/2025	(103,736)
3,811,501	USD	6,620,000	NZD	JPM	05/07/2025	(121,546)
5,324,543	USD	9,190,000	NZD	RBC	05/07/2025	(135,381)
The accompanying notes are an integral part of these financial statements.

166

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,568,972	USD	9,740,000	NZD	DEUT	05/07/2025	$(217,717)
5,296,248	USD	9,300,000	NZD	SCB	05/07/2025	(229,030)
14,900,116	USD	25,825,000	NZD	UBS	05/07/2025	(442,926)
15,067,252	USD	26,287,000	NZD	BNP	05/07/2025	(550,273)
42,543,132	USD	74,540,000	NZD	CBK	05/07/2025	(1,742,266)
437,963,927	USD	763,028,000	NZD	BCLY	05/07/2025	(15,363,131)
663,180	USD	1,120,000	NZD	BCLY	06/03/2025	(2,772)
1,360,459	USD	2,295,000	NZD	JPM	06/03/2025	(4,148)
176,585	USD	295,000	NZD	JPM	06/18/2025	1,091
402,488	USD	700,000	NZD	GSC	06/18/2025	(13,938)
4,049,049	USD	7,090,000	NZD	NWM	06/18/2025	(168,750)
3,516,355	USD	12,960,000	PEN	CBK	05/07/2025	(18,061)
2,789,927	USD	10,385,000	PEN	BOA	05/07/2025	(42,244)
3,674,669	USD	13,500,000	PEN	CBK	06/03/2025	(3,464)
3,977,908	USD	223,280,000	PHP	BCLY	05/07/2025	(18,655)
4,838,699	USD	18,355,000	PLN	UBS	05/07/2025	(16,141)
3,374,691	USD	12,995,000	PLN	BNP	05/07/2025	(62,446)
45,727,482	USD	174,176,757	PLN	BCLY	05/07/2025	(341,726)
16,241,462	USD	60,821,757	PLN	BCLY	06/03/2025	166,194
31,448,426	USD	302,169,000	SEK	DEUT	05/07/2025	172,547
2,197,566	USD	21,540,000	SEK	UBS	05/07/2025	(31,922)
1,758,158	USD	17,610,000	SEK	CBK	05/07/2025	(64,558)
3,555,898	USD	35,650,000	SEK	TDB	05/07/2025	(134,041)
8,918,898	USD	87,480,000	SEK	JPM	05/07/2025	(135,684)
11,755,190	USD	115,150,000	SEK	BNP	05/07/2025	(163,364)
10,235,754	USD	102,210,000	SEK	MSC	05/07/2025	(343,450)
28,914,341	USD	283,830,000	SEK	GSC	05/07/2025	(463,368)
24,626,301	USD	245,081,000	SEK	BOA	05/07/2025	(740,709)
252,898,691	USD	2,535,818,000	SEK	BCLY	05/07/2025	(9,570,120)
297,792,703	USD	2,854,148,000	SEK	DEUT	06/03/2025	1,886,611
3,490,563	USD	33,660,000	SEK	GSC	06/03/2025	835
1,683,855	USD	16,770,000	SEK	NWM	06/18/2025	(56,477)
3,646,266	USD	4,795,000	SGD	UBS	05/07/2025	(26,586)
1,797,045	USD	2,395,000	SGD	BNP	05/07/2025	(37,467)
1,803,953	USD	2,440,000	SGD	BOA	05/07/2025	(65,027)
4,075,273	USD	5,435,000	SGD	BCLY	05/07/2025	(87,803)
34,079,748	USD	45,478,000	SGD	JPM	05/07/2025	(755,280)
747,581	USD	25,260,000	THB	GSC	05/07/2025	(8,990)
456,633	USD	15,610,000	THB	BNP	05/07/2025	(10,907)
1,761,242	USD	60,710,000	THB	CBK	05/07/2025	(57,104)
9,963,156	USD	338,484,000	THB	JPM	05/07/2025	(174,889)
30,612,163	USD	1,044,380,000	THB	BCLY	05/07/2025	(668,404)
5,294,075	USD	176,208,000	THB	BCLY	06/04/2025	5,392
2,692,126	USD	87,560,000	TWD	UBS	05/07/2025	(47,206)
1,759,868	USD	58,315,000	TWD	DEUT	05/07/2025	(64,528)
13,540,766	USD	444,265,000	TWD	BOA	05/07/2025	(358,153)
1,943,041	USD	61,915,000	TWD	UBS	06/03/2025	1,608
92,100,607	USD	1,682,003,000	ZAR	UBS	05/07/2025	1,726,215
1,761,083	USD	32,640,000	ZAR	GSC	05/07/2025	7,328
1,722,718	USD	32,350,000	ZAR	DEUT	05/07/2025	(15,455)
32,025,000	USD	596,798,000	ZAR	MSC	05/07/2025	(41,087)
8,296,597	USD	157,130,000	ZAR	BCLY	05/07/2025	(146,033)
3,561,840	USD	69,050,000	ZAR	SGG	05/07/2025	(148,232)
3,030,928	USD	59,310,000	ZAR	SSG	05/07/2025	(155,811)
7,074,561	USD	136,590,000	ZAR	BOA	05/07/2025	(264,450)
7,050,077	USD	137,000,000	ZAR	RBC	05/07/2025	(310,963)
46,410,311	USD	884,990,000	ZAR	CBK	05/07/2025	(1,140,397)
92,255,202	USD	1,714,443,000	ZAR	MSC	06/03/2025	333,407
Total foreign currency contracts						$(25,513,851)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

167

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$271,799,603	$—	$271,799,603	$—
Convertible Bonds	1,204,035	—	1,204,035	—
Corporate Bonds	491,770,111	—	491,770,111	—
Foreign Government Obligations	2,057,279,260	—	2,057,279,260	—
Senior Floating Rate Interests	149,180,809	—	149,180,809	—
U.S. Government Agencies	69,949,977	—	69,949,977	—
U.S. Government Securities	232,873,759	—	232,873,759	—
Common Stocks	227,116	—	—	227,116
Short-Term Investments	226,190,669	—	226,190,669	—
Purchased Options	12,250,017	3,729,042	8,520,975	—
Foreign Currency Contracts(2)	123,856,766	—	123,856,766	—
Futures Contracts(2)	7,028,360	7,028,360	—	—
Swaps - Credit Default(2)	175,465	—	175,465	—
Swaps - Interest Rate(2)	10,862,055	—	10,862,055	—
Total	$3,654,648,002	$10,757,402	$3,643,663,484	$227,116
Liabilities
Foreign Currency Contracts(2)	$(149,370,617)	$—	$(149,370,617)	$—
Futures Contracts(2)	(12,132,399)	(12,132,399)	—	—
Swaps - Credit Default(2)	(813,510)	—	(813,510)	—
Swaps - Interest Rate(2)	(6,945,034)	—	(6,945,034)	—
Written Options	(1,699,014)	(1,699,014)	—	—
Total	$(170,960,574)	$(13,831,413)	$(157,129,161)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

168

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KFE	Korean Futures Exchange
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

169

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Assets:
Investments in securities, at market value(1)	$2,231,481,071	$23,072,506	$1,008,930,405	$417,631,221	$305,295,938	$143,848,734
Repurchase agreements	—	225,959	—	2,202,083	1,216,444	—
Cash	20,743,342	906,246	6,611,170	8,527,199	6,924,421	2,542,467
Cash collateral due from broker on foreign currency contracts	—	84,000	—	—	—	—
Cash collateral due from broker on futures contracts	—	35,654	73,800	30,303	—	105,900
Cash collateral due from broker on swap contracts	—	—	1,621,643	—	—	—
Foreign currency	320	287,582	1,413,468	290,317	1,081,121	192,716
Unrealized appreciation on OTC swap contracts	—	—	—	—	1,954,071	—
Unrealized appreciation on foreign currency contracts	—	441,410	718,813	60,891	155,691	1,039
Unrealized appreciation on bond forward contracts	—	—	—	—	20,336	—
Receivables:
From affiliates	—	14,272	27,496	16,207	—	12,889
Investment securities sold	148,412,879	510,294	24,009,971	71	255,233	2,532
Fund shares sold	7,697,983	—	653,677	379,453	245,387	43,694
Dividends and interest	14,956,929	411,784	8,108,266	6,587,616	1,113,906	1,080,586
Securities lending income	1,362	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	51,120	10,433
Variation margin on centrally cleared swap contracts	—	8,333	—	—	4,831	—
Tax reclaims	—	33,713	—	—	176	—
Other assets	172,120	61,042	84,721	79,910	65,900	57,968
Total assets	2,423,466,006	26,092,795	1,052,253,430	435,805,271	318,384,575	147,898,958
Liabilities:
Unrealized depreciation on foreign currency contracts	—	520,303	25,714	11,567	140,903	—
Obligation to return securities lending collateral	5,898,023	—	—	—	—	—
Unrealized depreciation on OTC swap contracts	—	—	571,433	—	55,482	—
Cash collateral due to broker on swap contracts	—	—	—	—	1,030,000	—
Unfunded loan commitments	—	—	1,891,870	—	—	16,614
Payables:
Investment securities purchased	177,693,313	583,241	15,553,206	816,359	195,726	279,550
Fund shares redeemed	3,958,347	5,385	2,779,061	567,402	130,658	222,984
Investment management fees	963,501	15,122	533,661	176,704	99,671	71,391
Transfer agent fees	335,000	6,008	273,718	110,016	77,380	30,871
Accounting services fees	36,784	1,617	53,016	22,677	16,026	7,445
Chief Compliance Officer fees	1,168	29	1,203	439	334	150
Board of Directors' fees	2,126	105	4,315	1,453	1,194	554
Variation margin on futures contracts	—	2,550	6,344	4,368	—	—
Variation margin on centrally cleared swap contracts	10,769	—	48,606	—	—	—
Foreign taxes	—	615	—	—	—	—
Distribution fees	2,260	167	12,867	5,842	4,079	1,633
Distributions payable	423,646	—	980,448	22,275	—	4,209
Written options	—	28,992	—	—	—	—
OTC swap contracts premiums received	—	—	—	—	7,355	—
Accrued expenses	4,211	27,273	68,946	47,165	42,081	36,199
Total liabilities	189,329,148	1,191,407	22,804,408	1,786,267	1,800,889	671,600
Net assets	$2,234,136,858	$24,901,388	$1,029,449,022	$434,019,004	$316,583,686	$147,227,358
Summary of Net Assets:
Capital stock and paid-in-capital	$2,222,042,357	$103,055,292	$1,717,482,478	$483,862,595	$417,605,578	$248,717,594
Distributable earnings (loss)	12,094,501	(78,153,904)	(688,033,456)	(49,843,591)	(101,021,892)	(101,490,236)
Net assets	$2,234,136,858	$24,901,388	$1,029,449,022	$434,019,004	$316,583,686	$147,227,358
Shares authorized	700,000,000	550,000,000	3,200,000,000	485,000,000	6,190,000,000	550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$10.26	$4.67	$7.69	$6.90	$10.18	$8.92
Maximum offering price per share	10.74	4.89	7.93	7.23	10.66	9.20
Shares outstanding	5,367,455	1,486,590	62,629,593	36,117,759	12,545,077	6,488,675
Net Assets	$55,092,185	$6,935,048	$481,572,017	$249,125,289	$127,704,900	$57,863,465
The accompanying notes are an integral part of these financial statements.

170

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Class C:Net asset value per share	$10.26	$4.69	$7.79	$6.88	$9.75	$9.02
Shares outstanding	1,358,776	61,171	4,489,862	1,189,372	630,333	604,862
Net Assets	$13,943,859	$286,949	$34,957,651	$8,182,666	$6,148,675	$5,455,839
Class I:Net asset value per share	$10.25	$4.62	$7.59	$6.85	$10.43	$8.81
Shares outstanding	179,888,407	843,809	56,596,431	5,130,657	1,985,472	6,138,882
Net Assets	$1,844,336,856	$3,898,216	$429,530,081	$35,165,484	$20,717,614	$54,057,808
Class R3:Net asset value per share	$—	$4.69	$7.76	$6.90	$9.93	$8.96
Shares outstanding	—	2,436	208,665	183,293	2,148,475	10,565
Net Assets	$—	$11,422	$1,619,086	$1,265,243	$21,337,174	$94,655
Class R4:Net asset value per share	$—	$4.64	$7.68	$6.91	$10.19	$8.90
Shares outstanding	—	2,482	244,774	69,185	382,683	4,921
Net Assets	$—	$11,521	$1,880,092	$478,209	$3,900,443	$43,801
Class R5:Net asset value per share	$10.25	$4.39	$7.60	$6.82	$10.39	$8.79
Shares outstanding	10,565	2,694	149,535	67,184	543,254	1,032,770
Net Assets	$108,253	$11,815	$1,136,505	$457,937	$5,643,350	$9,077,924
Class R6:Net asset value per share	$10.23	$—	$—	$6.73	$—	$—
Shares outstanding	19,253	—	—	121,530	—	—
Net Assets	$196,996	$—	$—	$817,530	$—	$—
Class Y:Net asset value per share	$10.25	$4.58	$7.56	$6.77	$10.46	$8.80
Shares outstanding	5,028,436	2,118,634	4,076,584	135,104	2,028,997	486,971
Net Assets	$51,542,602	$9,700,783	$30,820,339	$914,116	$21,222,020	$4,285,879
Class F:Net asset value per share	$10.23	$4.62	$7.55	$6.80	$10.43	$8.80
Shares outstanding	26,290,734	875,730	6,352,475	20,237,680	10,533,858	1,857,219
Net Assets	$268,916,107	$4,045,634	$47,933,251	$137,612,530	$109,909,510	$16,347,987
Cost of investments	$2,218,932,120	$23,462,691	$1,062,474,144	$427,688,177	$321,476,782	$145,819,895
Cost of foreign currency	$310	$349,167	$1,418,333	$292,511	$1,088,201	$193,379
Written option contracts premiums received	$—	$32,983	$—	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$5,638,934	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

171

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Assets:
Investments in securities, at market value	$1,805,197,683	$34,899,223	$80,427,428	$23,532,955	$1,080,407,488	$1,919,855,872
Repurchase agreements	11,300,760	700,638	—	—	—	1,994,952
Cash	43,807,217	2,712,561	700,881	94,496	456,622	11,891,900
Cash collateral due from broker on futures contracts	—	—	248,613	—	651,200	3,728,483
Foreign currency	—	—	—	145,877	—	1,672,583
Unrealized appreciation on OTC swap contracts	—	—	—	2,036	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	278,752	—	82,159
Receivables:
From affiliates	—	9,184	11,469	15,396	96,879	—
Investment securities sold	6,834,502	—	187,484	402,382	—	35,366
Fund shares sold	2,869,559	6,121	2,513	—	1,894,694	2,007,657
Dividends and interest	24,235,623	438,487	705,237	487,456	11,614,454	14,904,061
Variation margin on futures contracts	—	—	2,807	—	77,038	—
Tax reclaims	—	—	—	1,425	—	—
Other assets	86,453	45,849	58,933	65,152	70,011	133,936
Total assets	1,894,331,797	38,812,063	82,345,365	25,025,927	1,095,268,386	1,956,306,969
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	278,233	—	161,248
Unrealized depreciation on OTC swap contracts	—	—	—	805	—	—
Unfunded loan commitments	—	—	—	—	—	30,271
Payables:
Investment securities purchased	21,955,511	50,000	295,600	—	—	9,159,403
Fund shares redeemed	5,027,340	300	350	—	1,505,587	2,285,215
Investment management fees	475,599	10,512	19,925	8,015	418,913	600,223
Transfer agent fees	374,077	4,905	1,575	1,872	244,255	301,751
Accounting services fees	77,388	1,783	4,235	1,728	56,708	73,514
Chief Compliance Officer fees	1,960	39	95	26	1,319	1,821
Board of Directors' fees	6,490	134	382	92	4,483	5,990
Variation margin on futures contracts	—	—	—	—	—	74,231
Foreign taxes	—	—	—	1,716	—	—
Distribution fees	9,117	603	—	38	3,145	17,703
Distributions payable	286,646	—	—	—	—	257,552
OTC swap contracts premiums received	—	—	—	39,504	—	—
Accrued expenses	53,132	22,059	27,704	23,697	47,493	100,305
Total liabilities	28,267,260	90,335	349,866	355,726	2,281,903	13,069,227
Net assets	$1,866,064,537	$38,721,728	$81,995,499	$24,670,201	$1,092,986,483	$1,943,237,742
Summary of Net Assets:
Capital stock and paid-in-capital	$2,002,639,262	$39,966,457	$110,207,955	$44,367,107	$1,158,943,118	$1,997,469,417
Distributable earnings (loss)	(136,574,725)	(1,244,729)	(28,212,456)	(19,696,906)	(65,956,635)	(54,231,675)
Net assets	$1,866,064,537	$38,721,728	$81,995,499	$24,670,201	$1,092,986,483	$1,943,237,742
Shares authorized	865,000,000	300,000,000	375,000,000	500,000,000	575,000,000	745,000,000
Par value	$0.0010	$0.0010	$—	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$8.21	$9.90	$—	$7.00	$9.88	$9.77
Maximum offering price per share	8.60	10.37	—	7.33	10.35	9.97
Shares outstanding	47,843,776	2,881,409	—	219,224	10,730,882	75,563,186
Net Assets	$392,773,016	$28,515,781	$—	$1,533,798	$106,022,475	$738,213,116
Class C:Net asset value per share	$8.22	$9.92	$—	$6.97	$9.93	$9.77
Shares outstanding	1,621,887	21,912	—	7,281	1,233,011	2,998,572
Net Assets	$13,325,175	$217,262	$—	$50,765	$12,246,845	$29,298,259
Class I:Net asset value per share	$8.21	$9.85	$8.61	$6.98	$9.86	$9.70
Shares outstanding	122,726,569	424,388	181,935	264,404	68,173,139	49,626,946
Net Assets	$1,007,796,337	$4,181,003	$1,566,303	$1,845,922	$672,091,627	$481,541,657
The accompanying notes are an integral part of these financial statements.

172

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Class R3:Net asset value per share	$—	$—	$8.74	$7.01	$—	$9.76
Shares outstanding	—	—	1,083	5,637	—	299,702
Net Assets	$—	$—	$9,468	$39,499	$—	$2,923,749
Class R4:Net asset value per share	$—	$—	$8.65	$6.99	$—	$9.75
Shares outstanding	—	—	1,097	1,674	—	408,246
Net Assets	$—	$—	$9,488	$11,703	$—	$3,981,866
Class R5:Net asset value per share	$—	$—	$8.60	$6.98	$—	$9.71
Shares outstanding	—	—	1,110	1,705	—	262,634
Net Assets	$—	$—	$9,546	$11,897	$—	$2,549,687
Class R6:Net asset value per share	$—	$—	$—	$—	$—	$9.63
Shares outstanding	—	—	—	—	—	250,328
Net Assets	$—	$—	$—	$—	$—	$2,409,829
Class Y:Net asset value per share	$8.21	$—	$8.60	$6.98	$9.87	$9.69
Shares outstanding	2,269,957	—	728,998	485,222	21,462	674,802
Net Assets	$18,628,528	$—	$6,266,310	$3,386,629	$211,803	$6,540,028
Class F:Net asset value per share	$8.20	$9.85	$8.60	$6.44	$9.86	$9.67
Shares outstanding	52,887,953	589,476	7,069,279	3,820	26,062,014	69,917,614
Net Assets	$433,541,481	$5,807,682	$60,812,253	$24,593	$256,946,295	$675,779,551
Class SDR:Net asset value per share	$—	$—	$8.58	$6.98	$9.85	$—
Shares outstanding	—	—	1,552,464	2,545,008	4,616,637	—
Net Assets	$—	$—	$13,322,131	$17,765,395	$45,467,438	$—
Cost of investments	$1,863,622,113	$36,062,569	$80,519,475	$23,838,748	$1,118,357,137	$1,927,081,175
Cost of foreign currency	$—	$—	$—	$144,392	$—	$1,678,340
The accompanying notes are an integral part of these financial statements.

173

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Assets:
Investments in securities, at market value	$3,941,064,221	$73,797,035	$4,696,143,745	$3,512,564,880
Repurchase agreements	630,209	537,828	35,232,494	160,476
Cash	26,798,652	2,085,173	145,829,621	5,325,376
Cash collateral due from broker on foreign currency contracts	—	—	300,000	—
Foreign currency	46,522,234	—	7,454,496	16,362,242
Unrealized appreciation on OTC swap contracts	—	—	—	175,465
Unrealized appreciation on foreign currency contracts	2,886,173	—	81,631	123,856,766
Receivables:
From affiliates	—	11,721	—	—
Investment securities sold	392,275,317	—	359,856,587	150,731,965
Fund shares sold	7,017,334	64,952	2,854,756	5,300,019
Dividends and interest	36,478,164	1,016,213	31,227,029	27,143,376
Variation margin on futures contracts	1,644,292	—	499,459	1,816,897
Variation margin on centrally cleared swap contracts	—	—	279,394	799,797
Tax reclaims	349,785	—	60,616	—
OTC swap contracts premiums paid	—	—	—	240,100
Other assets	126,658	46,828	130,232	129,848
Total assets	4,455,793,039	77,559,750	5,279,950,060	3,844,607,207
Liabilities:
Unrealized depreciation on foreign currency contracts	8,224,431	—	2,332,326	149,370,617
Cash collateral due to broker on swap contracts	—	—	—	1,700,000
Cash collateral due to broker on TBA sale commitments	280,000	—	1,332,000	1,230,000
TBA sale commitments, at market value	225,919,174	—	142,026,889	—
Unfunded loan commitments	473,524	—	—	169,906
Payables:
Investment securities purchased	556,649,205	341,853	757,220,346	191,600,156
Fund shares redeemed	2,073,453	398,770	4,600,376	2,955,272
Investment management fees	1,447,456	22,295	982,319	1,653,874
Transfer agent fees	537,191	21,216	471,096	382,172
Accounting services fees	100,675	4,019	142,112	142,950
Chief Compliance Officer fees	2,825	90	4,145	3,801
Board of Directors' fees	7,098	296	12,954	12,314
Variation margin on centrally cleared swap contracts	744,573	—	—	—
Foreign taxes	2,080	—	—	—
Distribution fees	12,815	575	22,127	5,915
Distributions payable	—	730	862,229	—
Written options	6,059,869	—	—	1,699,014
Accrued expenses	130,527	23,285	161,045	267,808
Total liabilities	802,664,896	813,129	910,169,964	351,193,799
Net assets	$3,653,128,143	$76,746,621	$4,369,780,096	$3,493,413,408
Summary of Net Assets:
Capital stock and paid-in-capital	$4,172,793,405	$88,007,627	$4,912,356,123	$3,570,361,992
Distributable earnings (loss)	(519,665,262)	(11,261,006)	(542,576,027)	(76,948,584)
Net assets	$3,653,128,143	$76,746,621	$4,369,780,096	$3,493,413,408
Shares authorized	1,565,000,000	300,000,000	1,575,000,000	1,550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$7.77	$9.82	$9.13	$10.08
Maximum offering price per share	8.14	10.28	9.56	10.55
Shares outstanding	38,916,150	2,469,364	115,712,262	24,353,829
Net Assets	$302,513,069	$24,261,314	$1,056,579,492	$245,595,109
Class C:Net asset value per share	$7.88	$9.82	$9.24	$9.76
Shares outstanding	9,854,946	98,611	265,832	998,205
Net Assets	$77,673,051	$968,475	$2,456,143	$9,741,149
Class I:Net asset value per share	$7.79	$9.80	$9.05	$10.20
Shares outstanding	248,995,023	3,895,748	105,847,432	100,651,779
Net Assets	$1,940,688,491	$38,162,608	$958,058,859	$1,026,793,837
The accompanying notes are an integral part of these financial statements.

174

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Class R3:Net asset value per share	$7.77	$—	$9.39	$9.97
Shares outstanding	406,348	—	382,668	107,485
Net Assets	$3,155,969	$—	$3,593,628	$1,071,279
Class R4:Net asset value per share	$7.77	$—	$9.31	$10.11
Shares outstanding	806,970	—	829,278	114,673
Net Assets	$6,267,335	$—	$7,718,081	$1,159,289
Class R5:Net asset value per share	$7.75	$—	$9.22	$10.20
Shares outstanding	4,401,114	—	95,751	850,658
Net Assets	$34,114,679	$—	$882,757	$8,676,678
Class R6:Net asset value per share	$7.75	$—	$9.11	$10.25
Shares outstanding	103,580,415	—	72,457,736	17,674,219
Net Assets	$802,978,876	$—	$659,844,686	$181,228,899
Class Y:Net asset value per share	$7.74	$—	$9.15	$10.23
Shares outstanding	14,684,255	—	10,116,722	7,976,422
Net Assets	$113,613,334	$—	$92,547,094	$81,632,888
Class F:Net asset value per share	$7.78	$9.80	$8.98	$10.23
Shares outstanding	47,824,733	1,362,996	176,942,530	189,469,002
Net Assets	$372,123,339	$13,354,224	$1,588,099,356	$1,937,514,280
Cost of investments	$3,985,091,740	$78,723,597	$4,953,844,689	$3,491,556,654
Cost of foreign currency	$46,966,388	$—	$7,337,993	$16,382,923
Proceeds of TBA sale commitments	$224,172,876	$—	$141,126,327	$—
Written option contracts premiums received	$4,865,308	$—	$—	$3,230,052
The accompanying notes are an integral part of these financial statements.

175

Hartford Fixed Income Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Investment Income:
Dividends	$57,532	$—	$2,152,532	$30,250	$—	$57,219
Interest	44,519,370	833,827	43,722,992	14,804,818	5,898,662	5,450,441
Securities lending — net	3,135	—	—	—	1,562	109
Less: Foreign tax withheld	—	(4,172)	—	—	(806)	—
Total investment income, net	44,580,037	829,655	45,875,524	14,835,068	5,899,418	5,507,769
Expenses:
Investment management fees	4,844,122	91,726	3,490,899	1,087,099	613,666	430,191
Transfer agent fees
Class A	15,632	4,995	272,327	198,479	118,343	35,007
Class C	5,942	447	22,603	6,594	5,096	4,396
Class I	730,594	2,389	236,494	20,194	15,962	18,479
Class R3	—	12	2,145	1,469	23,900	63
Class R4	—	9	1,591	601	3,136	50
Class R5	63	7	679	313	2,369	4,186
Class R6	4	—	—	17	—	—
Class Y	22,672	3,803	17,143	589	9,285	2,205
Class F	217	77	506	1,624	219	158
Distribution fees
Class A	54,321	7,958	619,200	312,478	159,672	70,160
Class C	61,646	1,790	192,700	44,151	32,565	32,370
Class R3	—	27	4,909	3,343	55,159	208
Class R4	—	14	2,358	885	4,656	75
Custodian fees	10,656	4,537	2,229	3,001	5,108	1,115
Registration and filing fees	138,930	52,797	66,168	69,742	56,977	58,850
Accounting services fees	95,308	2,444	99,111	43,187	31,470	14,337
Board of Directors' fees	18,540	313	13,983	5,278	3,896	1,757
Chief Compliance Officer fees	1,558	24	1,156	437	319	143
Audit and tax fees	17,244	22,443	24,549	17,444	17,459	23,946
Other expenses	40,794	9,494	64,882	42,573	25,498	17,142
Total expenses (before waivers, reimbursements and fees paid indirectly)	6,058,243	205,306	5,135,632	1,859,498	1,184,755	714,838
Expense waivers	(1)	(85,984)	(128,391)	(77,603)	—	(84,111)
Transfer agent fee waivers	—	—	—	—	(36,551)	—
Distribution fee reimbursements	(7)	(100)	(2,317)	(2,345)	(3,051)	(78)
Total waivers, reimbursements and fees paid indirectly	(8)	(86,084)	(130,708)	(79,948)	(39,602)	(84,189)
Total expenses	6,058,235	119,222	5,004,924	1,779,550	1,145,153	630,649
Net Investment Income (Loss)	38,521,802	710,433	40,870,600	13,055,518	4,754,265	4,877,120
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	767,494	(505,309)	(5,962,968)	(883,314)	(4,108,510)	533,327
Less: Foreign taxes paid on realized capital gains	—	(2,035)	—	—	11,069	—
Purchased options contracts	—	(561)	—	—	—	—
Futures contracts	(398,732)	(90,380)	195,069	10,687	(996,301)	(175,557)
Written options contracts	—	5,919	—	—	—	—
Swap contracts	304,930	(23,439)	739,236	—	107,919	—
Bond Forwards	—	—	—	—	536,706	—
Foreign currency contracts	—	(63,766)	(5,787,851)	(553,303)	(2,600)	5,401
Other foreign currency transactions	194	(10,964)	482,111	25,526	35,301	(75,040)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	673,886	(690,535)	(10,334,403)	(1,400,404)	(4,416,416)	288,131
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	14,462,030	500,813	(16,946,076)	(7,010,920)	9,064,699	(1,331,705)
Purchased options contracts	—	8,843	—	—	—	—
Futures contracts	—	56,124	(270,501)	(33,774)	420,131	228,604
Written options contracts	—	14,294	—	—	—	—
Swap contracts	32,952	29,590	(1,870,505)	—	408,805	—
Bond forward contracts	—	—	—	—	(2,372)	—
Foreign currency contracts	—	54,107	1,384,206	62,479	(184,626)	7,882
The accompanying notes are an integral part of these financial statements.

176

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Translation of other assets and liabilities in foreign currencies	$15	$21,349	$248,077	$5,468	$40,110	$20,998
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	14,494,997	685,120	(17,454,799)	(6,976,747)	9,746,747	(1,074,221)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	15,168,883	(5,415)	(27,789,202)	(8,377,151)	5,330,331	(786,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,690,685	$705,018	$13,081,398	$4,678,367	$10,084,596	$4,091,030
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$1,194	$—	$—	$3,326	$—
The accompanying notes are an integral part of these financial statements.

177

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Investment Income:
Interest	$36,124,877	$533,161	$1,918,277	$1,107,225	$25,785,858	$45,776,981
Securities lending — net	—	—	—	1,473	—	1,117
Less: Foreign tax withheld	—	—	—	(15,384)	—	(1,578)
Total investment income, net	36,124,877	533,161	1,918,277	1,093,314	25,785,858	45,776,520
Expenses:
Investment management fees	2,955,591	64,677	122,802	48,786	2,766,582	3,499,155
Transfer agent fees
Class A	125,465	7,482	—	1,405	36,792	542,572
Class C	7,234	259	—	73	7,489	15,893
Class I	636,183	2,324	1,013	1,086	439,923	183,135
Class R3	—	—	10	42	—	2,244
Class R4	—	—	7	9	—	1,397
Class R5	—	—	5	7	—	1,407
Class R6	—	—	—	—	—	42
Class Y	9,499	—	1,992	1,044	117	1,650
Class F	1,110	118	110	—	4,185	4,780
Class SDR	—	—	176	204	564	—
Distribution fees
Class A	496,102	33,290	—	1,711	136,961	909,896
Class C	76,070	1,208	—	294	63,283	147,761
Class R3	—	—	23	97	—	5,688
Class R4	—	—	11	14	—	4,862
Custodian fees	3,576	493	1,235	5,550	5,721	3,662
Registration and filing fees	74,887	29,110	48,604	59,909	66,189	100,921
Accounting services fees	150,132	3,695	7,675	2,439	107,090	143,006
Board of Directors' fees	23,449	451	1,048	300	15,546	21,882
Chief Compliance Officer fees	1,937	37	83	25	1,273	1,814
Audit and tax fees	18,367	17,211	20,149	18,757	18,039	25,546
Other expenses	65,246	7,801	9,331	9,740	58,780	104,805
Total expenses (before waivers, reimbursements and fees paid indirectly)	4,644,848	168,156	214,274	151,492	3,728,534	5,722,118
Expense waivers	—	(53,417)	(73,713)	(89,748)	(546,974)	—
Transfer agent fee waivers	—	—	—	—	—	(229,745)
Distribution fee reimbursements	(1,123)	(3)	(35)	(49)	(85)	(56,385)
Total waivers, reimbursements and fees paid indirectly	(1,123)	(53,420)	(73,748)	(89,797)	(547,059)	(286,130)
Total expenses	4,643,725	114,736	140,526	61,695	3,181,475	5,435,988
Net Investment Income (Loss)	31,481,152	418,425	1,777,751	1,031,619	22,604,383	40,340,532
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(5,402,344)	(44,795)	(890,141)	(44,242)	585,559	(1,348,865)
Less: Foreign taxes paid on realized capital gains	—	—	—	(79)	—	—
Futures contracts	—	—	(474,985)	10,815	566,728	4,050,710
Swap contracts	—	—	—	49	—	—
Foreign currency contracts	—	—	—	11,505	—	(372,455)
Other foreign currency transactions	—	—	—	(19,521)	—	87,598
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(5,402,344)	(44,795)	(1,365,126)	(41,473)	1,152,287	2,416,988
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(26,000,213)	(13,452)	697,543	(361,764)	(44,031,449)	15,903,731
Futures contracts	—	—	751,794	—	(459,435)	(7,264,475)
Swap contracts	—	—	—	1,231	—	—
Foreign currency contracts	—	—	—	(32,860)	—	(85,498)
Translation of other assets and liabilities in foreign currencies	—	—	—	6,069	—	(21,045)
The accompanying notes are an integral part of these financial statements.

178

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(26,000,213)	(13,452)	1,449,337	(387,324)	(44,490,884)	8,532,713
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(31,402,557)	(58,247)	84,211	(428,797)	(43,338,597)	10,949,701
Net Increase (Decrease) in Net Assets Resulting from Operations	$78,595	$360,178	$1,861,962	$602,822	$(20,734,214)	$51,290,233
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$(1,306)	$—	$—
The accompanying notes are an integral part of these financial statements.

179

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Investment Income:
Dividends	$1,641,988	$—	$13,663	$—
Interest	120,162,566	1,395,066	103,369,435	83,518,264
Securities lending — net	66,429	—	23,414	9,554
Less: Foreign tax withheld	(125,265)	—	(37,210)	(6,725)
Total investment income, net	121,745,718	1,395,066	103,369,302	83,521,093
Expenses:
Investment management fees	8,365,915	141,786	5,895,667	10,880,620
Transfer agent fees
Class A	181,281	8,501	571,734	167,905
Class C	34,765	805	3,550	6,895
Class I	878,194	33,786	556,595	534,599
Class R3	3,348	—	3,877	1,233
Class R4	5,426	—	6,871	1,088
Class R5	17,143	—	483	4,584
Class R6	7,118	—	3,542	3,188
Class Y	62,645	—	28,674	47,278
Class F	1,688	167	7,702	17,942
Distribution fees
Class A	375,806	30,936	1,315,030	302,325
Class C	383,645	5,168	14,200	53,565
Class R3	7,676	—	8,863	2,820
Class R4	8,051	—	10,106	1,610
Custodian fees	73,225	641	21,478	59,169
Registration and filing fees	115,589	28,702	115,991	111,739
Accounting services fees	221,182	8,102	297,447	282,450
Board of Directors' fees	37,606	1,001	51,429	46,574
Chief Compliance Officer fees	3,161	84	4,274	3,890
Audit and tax fees	27,508	17,210	23,574	27,001
Other expenses	110,519	9,830	193,357	295,187
Total expenses (before waivers, reimbursements and fees paid indirectly)	10,921,491	286,719	9,134,444	12,851,662
Expense waivers	—	(71,595)	—	—
Transfer agent fee waivers	(47)	—	(244,903)	—
Distribution fee reimbursements	(1,151)	(3)	(9,219)	(937)
Total waivers, reimbursements and fees paid indirectly	(1,198)	(71,598)	(254,122)	(937)
Total expenses	10,920,293	215,121	8,880,322	12,850,725
Net Investment Income (Loss)	110,825,425	1,179,945	94,488,980	70,670,368
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,451,277	(924,919)	(12,461,871)	(69,628,815)
Less: Foreign taxes paid on realized capital gains	(402)	—	—	—
Purchased options contracts	—	—	—	2,803,988
Futures contracts	(21,595,585)	—	(21,997,446)	(6,703,032)
Written options contracts	—	—	—	1,257,522
Swap contracts	(2,357,001)	—	739,098	8,304,017
Foreign currency contracts	(8,404,748)	—	1,502,357	117,898,955
Other foreign currency transactions	2,407,896	—	350,886	(2,126,204)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(28,498,563)	(924,919)	(31,866,976)	51,806,431
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(36,026,280)	(605,599)	26,244,133	119,773,360
Purchased options contracts	—	—	—	1,158,525
Futures contracts	29,081,022	—	8,255,149	(4,583,379)
Written options contracts	(1,194,561)	—	—	(713,132)
Swap contracts	(647,618)	—	(1,928,152)	(7,852,704)
Foreign currency contracts	(9,433,944)	—	(3,372,774)	(89,114,681)
Translation of other assets and liabilities in foreign currencies	(202,454)	—	228,071	(4,807,433)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(18,423,835)	(605,599)	29,426,427	13,860,556
The accompanying notes are an integral part of these financial statements.

180

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(46,922,398)	(1,530,518)	(2,440,549)	65,666,987
Net Increase (Decrease) in Net Assets Resulting from Operations	$63,903,027	$(350,573)	$92,048,431	$136,337,355
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(556)	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

181

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	Hartford Dynamic Bond Fund		The Hartford Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$38,521,802	$25,458,971	$710,433	$1,871,674
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	673,886	14,415,742	(690,535)	(322,134)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	14,494,997	(226,984)	685,120	1,371,349
Net Increase (Decrease) in Net Assets Resulting from Operations	53,690,685	39,647,729	705,018	2,920,889
Distributions to Shareholders:
Class A	(1,195,574)	(438,131)	(167,188)	(193,599)
Class C	(301,550)	(178,647)	(6,658)	(16,381)
Class I	(43,344,242)	(22,692,026)	(127,055)	(303,274)
Class R3	—	—	(238)	(417)
Class R4	—	—	(287)	(461)
Class R5	(3,130)	(25,420)	(361)	(540)
Class R6	(5,753)	(28,316)	—	—
Class Y	(1,450,381)	(1,066,859)	(284,558)	(773,850)
Class F	(4,917,103)	(1,181,627)	(121,002)	(185,775)
From return of capital:
Class A	—	—	—	(43,839)
Class C	—	—	—	(4,857)
Class I	—	—	—	(65,349)
Class R3	—	—	—	(106)
Class R4	—	—	—	(106)
Class R5	—	—	—	(109)
Class Y	—	—	—	(164,445)
Class F	—	—	—	(39,415)
Total distributions	(51,217,733)	(25,611,026)	(707,347)	(1,792,523)
Capital Share Transactions:
Sold	1,222,325,168	1,307,211,956	2,109,037	10,240,224
Issued on reinvestment of distributions	49,636,059	24,997,645	691,543	1,697,035
Redeemed	(299,906,613)	(198,041,034)	(4,788,460)	(14,918,900)
Net increase (decrease) from capital share transactions	972,054,614	1,134,168,567	(1,987,880)	(2,981,641)
Net Increase (Decrease) in Net Assets	974,527,566	1,148,205,270	(1,990,209)	(1,853,275)
Net Assets:
Beginning of period	1,259,609,292	111,404,022	26,891,597	28,744,872
End of period	$2,234,136,858	$1,259,609,292	$24,901,388	$26,891,597
The accompanying notes are an integral part of these financial statements.

182

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate Fund		The Hartford High Yield Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$40,870,600	$104,086,492	$13,055,518	$24,052,466
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(10,334,403)	(14,165,889)	(1,400,404)	(1,292,000)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(17,454,799)	29,119,127	(6,976,747)	33,806,177
Net Increase (Decrease) in Net Assets Resulting from Operations	13,081,398	119,039,730	4,678,367	56,566,643
Distributions to Shareholders:
Class A	(17,451,720)	(44,037,409)	(7,310,927)	(13,725,372)
Class C	(1,213,468)	(3,325,129)	(223,476)	(487,838)
Class I	(18,892,127)	(46,976,167)	(1,083,683)	(2,121,701)
Class R3	(66,958)	(197,967)	(36,887)	(79,127)
Class R4	(66,474)	(168,004)	(20,471)	(56,425)
Class R5	(43,333)	(113,243)	(16,486)	(40,304)
Class R6	—	—	(28,846)	(56,991)
Class Y	(1,352,912)	(3,137,043)	(34,619)	(92,470)
Class F	(2,385,043)	(7,456,494)	(4,544,160)	(7,882,819)
Total distributions	(41,472,035)	(105,411,456)	(13,299,555)	(24,543,047)
Capital Share Transactions:
Sold	89,102,741	269,776,295	40,865,235	102,445,184
Issued on reinvestment of distributions	34,644,139	86,225,719	13,168,350	24,277,127
Redeemed	(253,034,397)	(475,800,293)	(48,995,201)	(102,794,927)
Net increase (decrease) from capital share transactions	(129,287,517)	(119,798,279)	5,038,384	23,927,384
Net Increase (Decrease) in Net Assets	(157,678,154)	(106,170,005)	(3,582,804)	55,950,980
Net Assets:
Beginning of period	1,187,127,176	1,293,297,181	437,601,808	381,650,828
End of period	$1,029,449,022	$1,187,127,176	$434,019,004	$437,601,808
The accompanying notes are an integral part of these financial statements.

183

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		Hartford Low Duration High Income Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$4,754,265	$10,039,039	$4,877,120	$14,799,958
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(4,416,416)	1,809,022	288,131	(6,659,327)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	9,746,747	16,465,859	(1,074,221)	11,163,212
Net Increase (Decrease) in Net Assets Resulting from Operations	10,084,596	28,313,920	4,091,030	19,303,843
Distributions to Shareholders:
Class A	(1,845,436)	(4,067,218)	(1,871,707)	(4,448,473)
Class C	(68,696)	(189,905)	(192,437)	(597,559)
Class I	(333,039)	(915,797)	(1,903,755)	(7,518,593)
Class R3	(282,677)	(635,216)	(2,634)	(1,814)
Class R4	(53,578)	(104,598)	(1,991)	(10,274)
Class R5	(80,838)	(84,150)	(307,488)	(762,554)
Class Y	(286,667)	(534,629)	(153,895)	(934,235)
Class F	(1,772,262)	(3,478,735)	(612,404)	(1,422,831)
Total distributions	(4,723,193)	(10,010,248)	(5,046,311)	(15,696,333)
Capital Share Transactions:
Sold	33,336,876	56,948,148	17,091,349	33,925,219
Issued on reinvestment of distributions	4,625,031	9,794,319	4,986,714	15,607,359
Redeemed	(55,746,867)	(124,426,834)	(19,519,273)	(199,913,603)
Net increase (decrease) from capital share transactions	(17,784,960)	(57,684,367)	2,558,790	(150,381,025)
Net Increase (Decrease) in Net Assets	(12,423,557)	(39,380,695)	1,603,509	(146,773,515)
Net Assets:
Beginning of period	329,007,243	368,387,938	145,623,849	292,397,364
End of period	$316,583,686	$329,007,243	$147,227,358	$145,623,849
The accompanying notes are an integral part of these financial statements.

184

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$31,481,152	$58,640,363	$418,425	$789,950
Net realized gain (loss) on investments	(5,402,344)	(9,066,805)	(44,795)	(115,673)
Net changes in unrealized appreciation (depreciation) of investments	(26,000,213)	119,337,711	(13,452)	1,510,909
Net Increase (Decrease) in Net Assets Resulting from Operations	78,595	168,911,269	360,178	2,185,186
Distributions to Shareholders:
Class A	(6,173,629)	(11,848,550)	(333,011)	(521,572)
Class C	(176,691)	(457,817)	(1,948)	(3,559)
Class I	(17,642,828)	(33,923,112)	(56,564)	(96,847)
Class Y	(313,731)	(585,762)	—	—
Class F	(7,185,854)	(11,951,183)	(83,863)	(153,919)
Total distributions	(31,492,733)	(58,766,424)	(475,386)	(775,897)
Capital Share Transactions:
Sold	291,025,603	585,067,336	6,805,540	7,510,470
Issued on reinvestment of distributions	29,568,679	54,548,721	471,279	764,809
Redeemed	(362,724,043)	(474,841,522)	(5,807,897)	(12,867,945)
Net increase (decrease) from capital share transactions	(42,129,761)	164,774,535	1,468,922	(4,592,666)
Net Increase (Decrease) in Net Assets	(73,543,899)	274,919,380	1,353,714	(3,183,377)
Net Assets:
Beginning of period	1,939,608,436	1,664,689,056	37,368,014	40,551,391
End of period	$1,866,064,537	$1,939,608,436	$38,721,728	$37,368,014
The accompanying notes are an integral part of these financial statements.

185

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Core Fixed Income Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,777,751	$4,266,158	$1,031,619	$1,742,609
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,365,126)	(6,808,605)	(41,473)	547,133
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,449,337	15,177,219	(387,324)	1,444,785
Net Increase (Decrease) in Net Assets Resulting from Operations	1,861,962	12,634,772	602,822	3,734,527
Distributions to Shareholders:
Class A	—	—	(50,231)	(86,772)
Class C	—	—	(1,895)	(5,026)
Class I	(34,944)	(87,284)	(72,529)	(191,853)
Class R3	(177)	(362)	(1,334)	(2,110)
Class R4	(195)	(395)	(413)	(682)
Class R5	(213)	(429)	(438)	(726)
Class Y	(138,179)	(272,609)	(125,321)	(208,342)
Class F	(1,406,534)	(3,093,056)	(994)	(1,638)
Class SDR	(269,983)	(975,450)	(667,518)	(1,098,938)
Total distributions	(1,850,225)	(4,429,585)	(920,673)	(1,596,087)
Capital Share Transactions:
Sold	20,268,174	38,450,293	519,799	1,523,575
Issued on reinvestment of distributions	1,565,785	3,851,964	920,554	1,595,882
Redeemed	(29,708,418)	(123,314,922)	(1,220,808)	(2,429,058)
Net increase (decrease) from capital share transactions	(7,874,459)	(81,012,665)	219,545	690,399
Net Increase (Decrease) in Net Assets	(7,862,722)	(72,807,478)	(98,306)	2,828,839
Net Assets:
Beginning of period	89,858,221	162,665,699	24,768,507	21,939,668
End of period	$81,995,499	$89,858,221	$24,670,201	$24,768,507
The accompanying notes are an integral part of these financial statements.

186

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		The Hartford Short Duration Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$22,604,383	$43,766,195	$40,340,532	$76,752,549
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,152,287	1,191,323	2,416,988	(15,924,712)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(44,490,884)	85,433,267	8,532,713	88,127,776
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,734,214)	130,390,785	51,290,233	148,955,613
Distributions to Shareholders:
Class A	(1,712,172)	(3,076,016)	(15,331,987)	(31,648,920)
Class C	(125,650)	(218,713)	(507,129)	(1,006,509)
Class I	(14,813,178)	(29,001,603)	(10,351,082)	(17,639,024)
Class R3	—	—	(45,174)	(99,114)
Class R4	—	—	(82,055)	(180,342)
Class R5	—	—	(54,664)	(97,801)
Class R6	—	—	(54,420)	(99,767)
Class Y	(3,800)	(7,895)	(107,464)	(135,427)
Class F	(5,267,197)	(8,545,377)	(15,149,669)	(26,166,045)
Class SDR	(928,381)	(1,939,635)	—	—
Total distributions	(22,850,378)	(42,789,239)	(41,683,644)	(77,072,949)
Capital Share Transactions:
Sold	213,151,611	775,189,568	454,354,024	693,734,569
Issued on reinvestment of distributions	20,717,496	38,894,512	39,944,310	73,118,681
Redeemed	(399,416,063)	(478,171,367)	(366,051,156)	(797,603,272)
Net increase (decrease) from capital share transactions	(165,546,956)	335,912,713	128,247,178	(30,750,022)
Net Increase (Decrease) in Net Assets	(209,131,548)	423,514,259	137,853,767	41,132,642
Net Assets:
Beginning of period	1,302,118,031	878,603,772	1,805,383,975	1,764,251,333
End of period	$1,092,986,483	$1,302,118,031	$1,943,237,742	$1,805,383,975
The accompanying notes are an integral part of these financial statements.

187

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Strategic Income Fund		Hartford Sustainable Municipal Bond Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$110,825,425	$151,278,070	$1,179,945	$2,480,339
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(28,498,563)	55,364,040	(924,919)	(165,073)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(18,423,835)	153,906,910	(605,599)	6,688,513
Net Increase (Decrease) in Net Assets Resulting from Operations	63,903,027	360,549,020	(350,573)	9,003,779
Distributions to Shareholders:
Class A	(10,603,848)	(17,423,928)	(340,493)	(654,290)
Class C	(2,354,297)	(3,335,432)	(10,337)	(29,215)
Class I	(68,377,656)	(92,754,496)	(621,399)	(1,368,583)
Class R3	(102,772)	(187,895)	—	—
Class R4	(225,884)	(408,930)	—	—
Class R5	(1,240,763)	(2,182,094)	—	—
Class R6	(26,660,639)	(19,616,198)	—	—
Class Y	(4,357,032)	(6,229,509)	—	—
Class F	(13,745,918)	(18,212,566)	(207,207)	(428,117)
Total distributions	(127,668,809)	(160,351,048)	(1,179,436)	(2,480,205)
Capital Share Transactions:
Sold	1,229,524,106	1,295,189,635	14,940,927	22,733,795
Issued on reinvestment of distributions	123,311,536	156,404,740	1,175,121	2,470,240
Redeemed	(558,647,840)	(750,304,930)	(24,313,154)	(28,636,072)
Net increase (decrease) from capital share transactions	794,187,802	701,289,445	(8,197,106)	(3,432,037)
Net Increase (Decrease) in Net Assets	730,422,020	901,487,417	(9,727,115)	3,091,537
Net Assets:
Beginning of period	2,922,706,123	2,021,218,706	86,473,736	83,382,199
End of period	$3,653,128,143	$2,922,706,123	$76,746,621	$86,473,736
The accompanying notes are an integral part of these financial statements.

188

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Total Return Bond Fund		The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$94,488,980	$145,263,666	$70,670,368	$137,785,017
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(31,866,976)	9,647,735	51,806,431	(21,516,182)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	29,426,427	210,596,379	13,860,556	179,515,719
Net Increase (Decrease) in Net Assets Resulting from Operations	92,048,431	365,507,780	136,337,355	295,784,554
Distributions to Shareholders:
Class A	(21,326,506)	(40,789,651)	(6,473,897)	(8,988,763)
Class C	(44,787)	(130,573)	(255,693)	(380,444)
Class I	(22,314,865)	(27,191,649)	(29,389,436)	(42,060,211)
Class R3	(65,481)	(138,072)	(29,724)	(39,664)
Class R4	(163,860)	(412,916)	(38,270)	(47,425)
Class R5	(18,029)	(72,159)	(223,411)	(324,604)
Class R6	(14,715,927)	(15,310,659)	(4,672,721)	(5,926,193)
Class Y	(2,120,070)	(4,043,971)	(2,408,758)	(3,540,434)
Class F	(36,580,651)	(59,009,129)	(64,229,930)	(74,090,678)
Total distributions	(97,350,176)	(147,098,779)	(107,721,840)	(135,398,416)
Capital Share Transactions:
Sold	754,134,765	1,859,895,117	517,211,117	1,226,305,845
Issued on reinvestment of distributions	91,822,305	136,807,405	104,892,828	130,688,579
Redeemed	(584,945,128)	(1,052,936,584)	(1,045,487,656)	(1,020,206,715)
Net increase (decrease) from capital share transactions	261,011,942	943,765,938	(423,383,711)	336,787,709
Net Increase (Decrease) in Net Assets	255,710,197	1,162,174,939	(394,768,196)	497,173,847
Net Assets:
Beginning of period	4,114,069,899	2,951,894,960	3,888,181,604	3,391,007,757
End of period	$4,369,780,096	$4,114,069,899	$3,493,413,408	$3,888,181,604
The accompanying notes are an integral part of these financial statements.

189

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Dynamic Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.28	$0.21	$0.06	$0.27	$(0.21)	$(0.08)	$—	$(0.29)	$10.26	2.68%(5)	$55,092	0.90%(6)	0.90%(6)	4.12%(6)	331%
C	10.28	0.17	0.06	0.23	(0.17)	(0.08)	—	(0.25)	10.26	2.29 (5)	13,944	1.68 (6)	1.68 (6)	3.34 (6)	331
I	10.27	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.25	2.80 (5)	1,844,337	0.68 (6)	0.68 (6)	4.34 (6)	331
R5	10.27	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.25	2.79 (5)	108	0.70 (6)	0.70 (6)	4.32 (6)	331
R6	10.25	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.23	2.85 (5)	197	0.59 (6)	0.59 (6)	4.43 (6)	331
Y	10.27	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.25	2.80 (5)	51,543	0.68 (6)	0.68 (6)	4.34 (6)	331
F	10.25	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.23	2.85 (5)	268,916	0.58 (6)	0.58 (6)	4.44 (6)	331
For the Year Ended October 31, 2024
A	$9.46	$0.46	$0.85	$1.31	$(0.49)	$—	$—	$(0.49)	$10.28	14.04%	$28,471	0.97%	0.96%	4.51%	656%
C	9.46	0.40	0.85	1.25	(0.43)	—	—	(0.43)	10.28	13.40	10,179	1.73	1.63	3.89	656
I	9.46	0.49	0.84	1.33	(0.52)	—	—	(0.52)	10.27	14.24	1,100,283	0.73	0.69	4.77	656
R5	9.46	0.56	0.77	1.33	(0.52)	—	—	(0.52)	10.27	14.28	105	0.72	0.71	5.52	656
R6	9.45	0.56	0.78	1.34	(0.54)	—	—	(0.54)	10.25	14.41	189	0.68	0.64	5.53	656
Y	9.46	0.50	0.83	1.33	(0.52)	—	—	(0.52)	10.27	14.28	35,300	0.72	0.70	4.86	656
F	9.45	0.53	0.81	1.34	(0.54)	—	—	(0.54)	10.25	14.40	85,083	0.65	0.62	5.22	656
For the Year Ended October 31, 2023
A	$9.39	$0.47	$0.07	$0.54	$(0.47)	$—	$—	$(0.47)	$9.46	5.73%	$1,690	1.22%	1.02%	4.83%	792%
C	9.39	0.42	0.06	0.48	(0.41)	—	—	(0.41)	9.46	5.07	1,271	1.94	1.62	4.24	792
I	9.39	0.51	0.06	0.57	(0.50)	—	—	(0.50)	9.46	5.99	60,450	1.03	0.80	5.29	792
R5	9.39	0.50	0.08	0.58	(0.51)	—	—	(0.51)	9.46	6.07	1,015	0.94	0.75	5.11	792
R6	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	1,016	0.93	0.65	5.21	792
Y	9.39	0.50	0.07	0.57	(0.50)	—	—	(0.50)	9.46	6.04	2,102	0.98	0.75	5.12	792
F	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	43,860	0.92	0.65	5.21	792
For the Period Ended October 31, 2022(7)
A	$10.00	$0.17	$(0.61)	$(0.44)	$(0.17)	$—	$—	$(0.17)	$9.39	(4.42)%(5)	$1,003	1.35%(6)	1.10%(6)	4.42%(6)	380%(8)
C	10.00	0.14	(0.61)	(0.47)	(0.14)	—	—	(0.14)	9.39	(4.73)(5)	952	2.10 (6)	1.90 (6)	3.61 (6)	380 (8)
I	10.00	0.18	(0.61)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.31)(5)	957	1.10 (6)	0.80 (6)	4.72 (6)	380 (8)
R5	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(5)	957	1.10 (6)	0.75 (6)	4.77 (6)	380 (8)
R6	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(5)	957	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
Y	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(5)	1,460	1.11 (6)	0.75 (6)	4.82 (6)	380 (8)
F	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(5)	42,118	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$4.64	$0.13	$0.02	$0.15	$(0.12)	$—	$—	$(0.12)	$4.67	3.25%(5)	$6,935	1.91%(6)	1.18%(6)	5.60%(6)	54%
C	4.66	0.11	0.01	0.12	(0.09)	—	—	(0.09)	4.69	2.62 (5)	287	2.75 (6)	1.93 (6)	4.86 (6)	54
I	4.61	0.13	0.01	0.14	(0.13)	—	—	(0.13)	4.62	3.21 (5)	3,898	1.61 (6)	0.93 (6)	5.85 (6)	54
R3	4.66	0.12	0.01	0.13	(0.10)	—	—	(0.10)	4.69	2.82 (5)	11	2.22 (6)	1.48 (6)	5.30 (6)	54
R4	4.62	0.13	0.01	0.14	(0.12)	—	—	(0.12)	4.64	3.04 (5)	12	1.92 (6)	1.18 (6)	5.62 (6)	54
R5	4.39	0.13	0.01	0.14	(0.14)	—	—	(0.14)	4.39	3.22 (5)	12	1.62 (6)	0.88 (6)	5.89 (6)	54
Y	4.57	0.13	0.02	0.15	(0.14)	—	—	(0.14)	4.58	3.31 (5)	9,701	1.58 (6)	0.88 (6)	5.91 (6)	54
F	4.62	0.13	0.01	0.14	(0.14)	—	—	(0.14)	4.62	3.13 (5)	4,046	1.51 (6)	0.83 (6)	5.96 (6)	54
The accompanying notes are an integral part of these financial statements.

190

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2024
A	$4.46	$0.26	$0.16	$0.42	$(0.20)	$—	$(0.04)	$(0.24)	$4.64	9.50%	$5,753	1.74%	1.18%	5.44%	105%
C	4.47	0.22	0.17	0.39	(0.15)	—	(0.05)	(0.20)	4.66	8.81	404	2.56	1.93	4.69	105
I	4.43	0.27	0.16	0.43	(0.21)	—	(0.04)	(0.25)	4.61	9.88	4,813	1.40	0.93	5.69	105
R3	4.46	0.24	0.19	0.43	(0.18)	—	(0.05)	(0.23)	4.66	9.60	11	2.03	1.48	5.17	105
R4	4.43	0.25	0.18	0.43	(0.20)	—	(0.04)	(0.24)	4.62	9.80	11	1.73	1.18	5.44	105
R5	4.22	0.25	0.18	0.43	(0.22)	—	(0.04)	(0.26)	4.39	10.20	11	1.43	0.88	5.74	105
Y	4.39	0.27	0.17	0.44	(0.21)	—	(0.05)	(0.26)	4.57	10.02	11,937	1.39	0.88	5.74	105
F	4.43	0.27	0.18	0.45	(0.21)	—	(0.05)	(0.26)	4.62	10.23	3,950	1.31	0.83	5.79	105
For the Year Ended October 31, 2023
A	$4.10	$0.25	$0.35	$0.60	$(0.18)	$—	$(0.06)	$(0.24)	$4.46	14.48%	$3,038	1.77%	1.18%	5.38%	102%
C	4.11	0.21	0.35	0.56	(0.15)	—	(0.05)	(0.20)	4.47	13.50	512	2.56	1.93	4.61	102
I	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.63	6,956	1.40	0.93	5.65	102
R3	4.10	0.24	0.34	0.58	(0.17)	—	(0.05)	(0.22)	4.46	14.09	10	2.03	1.48	5.13	102
R4	4.08	0.25	0.34	0.59	(0.18)	—	(0.06)	(0.24)	4.43	14.30	10	1.73	1.18	5.43	102
R5	3.90	0.25	0.32	0.57	(0.19)	—	(0.06)	(0.25)	4.22	14.59	10	1.43	0.88	5.64	102
Y	4.05	0.25	0.34	0.59	(0.19)	—	(0.06)	(0.25)	4.39	14.54	14,087	1.39	0.88	5.61	102
F	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.75	4,121	1.31	0.83	5.73	102
For the Year Ended October 31, 2022
A	$5.39	$0.18	$(1.24)	$(1.06)	$(0.05)	$—	$(0.18)	$(0.23)	$4.10	(20.19)%	$2,707	1.55%	1.18%	3.79%	90%
C	5.40	0.15	(1.24)	(1.09)	(0.04)	—	(0.16)	(0.20)	4.11	(20.73)	708	2.29	1.93	3.02	90
I	5.36	0.19	(1.23)	(1.04)	(0.05)	—	(0.19)	(0.24)	4.08	(19.92)	5,971	1.17	0.93	4.04	90
R3	5.38	0.18	(1.24)	(1.06)	(0.04)	—	(0.18)	(0.22)	4.10	(20.28)	9	1.79	1.28	3.74	90
R4	5.36	0.18	(1.23)	(1.05)	(0.05)	—	(0.18)	(0.23)	4.08	(20.12)	9	1.49	1.18	3.77	90
R5	5.14	0.19	(1.19)	(1.00)	(0.05)	—	(0.19)	(0.24)	3.90	(19.96)	9	1.19	0.88	4.13	90
Y	5.32	0.20	(1.23)	(1.03)	(0.05)	—	(0.19)	(0.24)	4.05	(19.85)	25,608	1.18	0.88	4.21	90
F	5.37	0.20	(1.24)	(1.04)	(0.05)	—	(0.20)	(0.25)	4.08	(20.00)	4,056	1.07	0.83	4.18	90
For the Year Ended October 31, 2021
A	$5.39	$0.18	$(0.00)(9)	$0.18	$(0.18)	$—	$—	$(0.18)	$5.39	3.20%	$3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00)(9)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00)(9)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
For the Year Ended October 31, 2020
A	$5.86	$0.22	$(0.46)	$(0.24)	$—	$—	$(0.23)	$(0.23)	$5.39	(4.02)%	$4,441	1.42%	1.18%	4.08%	99%
C	5.86	0.19	(0.46)	(0.27)	—	—	(0.19)	(0.19)	5.40	(4.66)	1,795	2.18	1.93	3.35	99
I	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.73)	10,596	1.07	0.93	4.43	99
R3	5.84	0.23	(0.46)	(0.23)	—	—	(0.24)	(0.24)	5.37	(3.97)	11	1.70	1.06	4.20	99
R4	5.83	0.22	(0.45)	(0.23)	—	—	(0.23)	(0.23)	5.37	(3.87)	43	1.40	1.18	4.07	99
R5	5.60	0.22	(0.42)	(0.20)	—	—	(0.25)	(0.25)	5.15	(3.52)	45	1.10	0.88	4.31	99
Y	5.80	0.24	(0.46)	(0.22)	—	—	(0.25)	(0.25)	5.33	(3.72)	43,062	1.09	0.88	4.43	99
F	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.65)	3,201	0.98	0.83	4.46	99
The accompanying notes are an integral part of these financial statements.

191

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.88	$0.28	$(0.20)	$0.08	$(0.27)	$—	$—	$(0.27)	$7.69	1.05%(5)	$481,572	1.03%(6)	1.00%(6)	7.18%(6)	19%
C	7.98	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	7.79	0.71 (5)	34,958	1.79 (6)	1.75 (6)	6.43 (6)	19
I	7.79	0.29	(0.19)	0.10	(0.30)	—	—	(0.30)	7.59	1.23 (5)	429,530	0.77 (6)	0.75 (6)	7.43 (6)	19
R3	7.95	0.27	(0.19)	0.08	(0.27)	—	—	(0.27)	7.76	0.95 (5)	1,619	1.39 (6)	1.25 (6)	6.95 (6)	19
R4	7.87	0.28	(0.20)	0.08	(0.27)	—	—	(0.27)	7.68	1.05 (5)	1,880	1.09 (6)	1.00 (6)	7.18 (6)	19
R5	7.80	0.28	(0.19)	0.09	(0.29)	—	—	(0.29)	7.60	1.17 (5)	1,137	0.79 (6)	0.79 (6)	7.38 (6)	19
Y	7.76	0.28	(0.18)	0.10	(0.30)	—	—	(0.30)	7.56	1.22 (5)	30,820	0.77 (6)	0.75 (6)	7.42 (6)	19
F	7.75	0.29	(0.19)	0.10	(0.30)	—	—	(0.30)	7.55	1.34 (5)	47,933	0.67 (6)	0.67 (6)	7.50 (6)	19
For the Year Ended October 31, 2024
A	$7.78	$0.64	$0.10	$0.74	$(0.64)	$—	$—	$(0.64)	$7.88	9.85%	$514,939	1.02%	1.00%	8.18%	61%
C	7.86	0.59	0.10	0.69	(0.57)	—	—	(0.57)	7.98	8.97	41,092	1.77	1.75	7.44	61
I	7.72	0.66	0.09	0.75	(0.68)	—	—	(0.68)	7.79	10.03	525,732	0.75	0.75	8.43	61
R3	7.84	0.63	0.09	0.72	(0.61)	—	—	(0.61)	7.95	9.43	2,671	1.34	1.25	7.93	61
R4	7.78	0.64	0.09	0.73	(0.64)	—	—	(0.64)	7.87	9.73	2,063	1.08	1.00	8.18	61
R5	7.73	0.66	0.08	0.74	(0.67)	—	—	(0.67)	7.80	9.96	1,144	0.78	0.78	8.41	61
Y	7.69	0.65	0.09	0.74	(0.67)	—	—	(0.67)	7.76	10.02	33,645	0.76	0.75	8.43	61
F	7.69	0.66	0.09	0.75	(0.69)	—	—	(0.69)	7.75	10.08	65,840	0.66	0.66	8.53	61
For the Year Ended October 31, 2023
A	$7.64	$0.61	$0.12	$0.73	$(0.59)	$—	$—	$(0.59)	$7.78	9.79%	$576,510	1.01%	1.00%	7.77%	46%
C	7.71	0.55	0.14	0.69	(0.54)	—	—	(0.54)	7.86	9.10	53,757	1.76	1.75	7.00	46
I	7.59	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.72	10.09	518,131	0.74	0.74	8.00	46
R3	7.69	0.59	0.13	0.72	(0.57)	—	—	(0.57)	7.84	9.64	2,466	1.35	1.25	7.53	46
R4	7.63	0.61	0.13	0.74	(0.59)	—	—	(0.59)	7.78	9.93	1,941	1.08	1.00	7.77	46
R5	7.59	0.62	0.13	0.75	(0.61)	—	—	(0.61)	7.73	10.18	1,433	0.78	0.78	8.00	46
Y	7.56	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.69	10.10	38,667	0.76	0.75	7.99	46
F	7.57	0.62	0.13	0.75	(0.63)	—	—	(0.63)	7.69	10.17	100,393	0.66	0.66	8.05	46
For the Year Ended October 31, 2022
A	$8.40	$0.33	$(0.77)	$(0.44)	$(0.32)	$—	$—	$(0.32)	$7.64	(5.33)%	$645,513	1.00%	1.00%	4.06%	53%
C	8.48	0.26	(0.77)	(0.51)	(0.26)	—	—	(0.26)	7.71	(6.09)	80,900	1.75	1.75	3.24	53
I	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.09)	819,480	0.73	0.73	4.31	53
R3	8.45	0.30	(0.76)	(0.46)	(0.30)	—	—	(0.30)	7.69	(5.53)	2,735	1.35	1.25	3.69	53
R4	8.39	0.33	(0.77)	(0.44)	(0.32)	—	—	(0.32)	7.63	(5.35)	2,339	1.07	1.00	4.15	53
R5	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.16)	1,266	0.77	0.77	4.35	53
Y	8.34	0.34	(0.76)	(0.42)	(0.36)	—	—	(0.36)	7.56	(5.14)	46,709	0.74	0.74	4.27	53
F	8.35	0.36	(0.77)	(0.41)	(0.37)	—	—	(0.37)	7.57	(4.97)	150,731	0.65	0.65	4.45	53
For the Year Ended October 31, 2021
A	$8.04	$0.30	$0.31	$0.61	$(0.25)	$—	$—	$(0.25)	$8.40	7.70%	$738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
The accompanying notes are an integral part of these financial statements.

192

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2020
A	$8.37	$0.29	$(0.33)	$(0.04)	$(0.29)	$—	$—	$(0.29)	$8.04	(0.40)%	$659,749	1.01%	1.00%	3.62%	86%
C	8.45	0.24	(0.34)	(0.10)	(0.23)	—	—	(0.23)	8.12	(1.10)	231,747	1.74	1.74	2.91	86
I	8.36	0.32	(0.34)	(0.02)	(0.31)	—	—	(0.31)	8.03	(0.14)	749,601	0.73	0.73	3.93	86
R3	8.42	0.27	(0.32)	(0.05)	(0.27)	—	—	(0.27)	8.10	(0.51)	4,684	1.37	1.25	3.38	86
R4	8.36	0.29	(0.32)	(0.03)	(0.29)	—	—	(0.29)	8.04	(0.29)	2,274	1.07	1.00	3.63	86
R5	8.35	0.31	(0.32)	(0.01)	(0.31)	—	—	(0.31)	8.03	(0.07)	987	0.77	0.77	3.84	86
Y	8.33	0.32	(0.33)	(0.01)	(0.31)	—	—	(0.31)	8.01	(0.00)(10)	42,538	0.71	0.71	3.93	86
F	8.36	0.33	(0.35)	(0.02)	(0.32)	—	—	(0.32)	8.02	(0.20)	92,849	0.65	0.65	4.09	86
The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.03	$0.20	$(0.13)	$0.07	$(0.20)	$—	$—	$(0.20)	$6.90	1.03%(5)	$249,125	0.99%(6)	0.95%(6)	5.87%(6)	22%
C	7.01	0.18	(0.13)	0.05	(0.18)	—	—	(0.18)	6.88	0.64 (5)	8,183	1.73 (6)	1.73 (6)	5.09 (6)	22
I	6.99	0.21	(0.14)	0.07	(0.21)	—	—	(0.21)	6.85	1.06 (5)	35,165	0.70 (6)	0.69 (6)	6.14 (6)	22
R3	7.03	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	6.90	0.87 (5)	1,265	1.30 (6)	1.27 (6)	5.54 (6)	22
R4	7.04	0.20	(0.13)	0.07	(0.20)	—	—	(0.20)	6.91	1.02 (5)	478	1.00 (6)	0.97 (6)	5.81 (6)	22
R5	6.95	0.21	(0.12)	0.09	(0.22)	—	—	(0.22)	6.82	1.23 (5)	458	0.70 (6)	0.67 (6)	6.12 (6)	22
R6	6.87	0.21	(0.12)	0.09	(0.23)	—	—	(0.23)	6.73	1.25 (5)	818	0.59 (6)	0.55 (6)	6.27 (6)	22
Y	6.90	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	6.77	1.22 (5)	914	0.69 (6)	0.66 (6)	6.17 (6)	22
F	6.94	0.21	(0.12)	0.09	(0.23)	—	—	(0.23)	6.80	1.26 (5)	137,613	0.59 (6)	0.55 (6)	6.27 (6)	22
For the Year Ended October 31, 2024
A	$6.48	$0.39	$0.55	$0.94	$(0.39)	$—	$—	$(0.39)	$7.03	14.71%	$252,481	1.00%	0.95%	5.62%	40%
C	6.47	0.33	0.54	0.87	(0.33)	—	—	(0.33)	7.01	13.69	9,429	1.73	1.73	4.84	40
I	6.46	0.40	0.55	0.95	(0.42)	—	—	(0.42)	6.99	15.00	34,788	0.71	0.69	5.88	40
R3	6.49	0.37	0.54	0.91	(0.37)	—	—	(0.37)	7.03	14.17	1,485	1.30	1.27	5.30	40
R4	6.50	0.39	0.54	0.93	(0.39)	—	—	(0.39)	7.04	14.50	1,055	1.00	0.97	5.60	40
R5	6.43	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.95	14.92	643	0.70	0.67	5.90	40
R6	6.36	0.41	0.53	0.94	(0.43)	—	—	(0.43)	6.87	15.13	910	0.59	0.55	6.01	40
Y	6.38	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.90	15.01	1,061	0.69	0.66	5.93	40
F	6.43	0.41	0.54	0.95	(0.44)	—	—	(0.44)	6.94	15.01	135,750	0.59	0.55	6.02	40
For the Year Ended October 31, 2023
A	$6.46	$0.36	$0.01	$0.37	$(0.35)	$—	$—	$(0.35)	$6.48	5.80%	$228,338	1.01%	0.95%	5.35%	26%
C	6.44	0.30	0.03	0.33	(0.30)	—	—	(0.30)	6.47	5.12	10,587	1.73	1.73	4.57	26
I	6.46	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.46	6.00	29,119	0.70	0.69	5.63	26
R3	6.46	0.33	0.03	0.36	(0.33)	—	—	(0.33)	6.49	5.59	1,489	1.31	1.27	5.03	26
R4	6.47	0.35	0.03	0.38	(0.35)	—	—	(0.35)	6.50	5.94	875	1.01	0.97	5.33	26
R5	6.43	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.43	6.09	624	0.71	0.67	5.63	26
R6	6.37	0.38	0.01	0.39	(0.40)	—	—	(0.40)	6.36	6.18	46	0.59	0.55	5.81	26
Y	6.38	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.38	6.14	2,975	0.65	0.65	5.66	26
F	6.44	0.38	0.02	0.40	(0.41)	—	—	(0.41)	6.43	6.19	107,597	0.59	0.55	5.75	26
The accompanying notes are an integral part of these financial statements.

193

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2022
A	$7.62	$0.29	$(1.16)	$(0.87)	$(0.29)	$—	$—	$(0.29)	$6.46	(11.63)%	$235,340	1.00%	0.95%	4.12%	49%
C	7.60	0.23	(1.16)	(0.93)	(0.23)	—	—	(0.23)	6.44	(12.36)	11,623	1.73	1.73	3.31	49
I	7.63	0.30	(1.15)	(0.85)	(0.32)	—	—	(0.32)	6.46	(11.35)	17,300	0.71	0.69	4.25	49
R3	7.62	0.27	(1.16)	(0.89)	(0.27)	—	—	(0.27)	6.46	(11.91)	1,667	1.30	1.27	3.81	49
R4	7.63	0.29	(1.16)	(0.87)	(0.29)	—	—	(0.29)	6.47	(11.63)	865	1.00	0.97	4.10	49
R5	7.59	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.43	(11.30)	586	0.70	0.67	4.39	49
R6	7.54	0.31	(1.15)	(0.84)	(0.33)	—	—	(0.33)	6.37	(11.32)	9	0.59	0.55	4.55	49
Y	7.54	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.38	(11.39)	1,022	0.69	0.66	4.44	49
F	7.61	0.32	(1.15)	(0.83)	(0.34)	—	—	(0.34)	6.44	(11.19)	100,620	0.58	0.55	4.53	49
For the Year Ended October 31, 2021
A	$7.27	$0.29	$0.35	$0.64	$(0.29)	$—	$—	$(0.29)	$7.62	8.90%	$287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (11)	7.57	0.21	(0.03)(12)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (5)	10	0.59 (6)	0.55 (6)	4.12 (6)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
For the Year Ended October 31, 2020
A	$7.36	$0.33	$(0.10)	$0.23	$(0.32)	$—	$—	$(0.32)	$7.27	3.31%	$239,310	1.15%	1.03%	4.54%	59%
C	7.33	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	7.25	2.68	26,125	1.86	1.78	3.81	59
I	7.38	0.35	(0.09)	0.26	(0.34)	—	—	(0.34)	7.30	3.74	20,666	0.82	0.77	4.80	59
R3	7.36	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	7.28	3.14	1,866	1.44	1.34	4.25	59
R4	7.37	0.33	(0.09)	0.24	(0.32)	—	—	(0.32)	7.29	3.45	997	1.14	1.04	4.54	59
R5	7.33	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	7.26	3.95	614	0.84	0.74	4.86	59
Y	7.30	0.35	(0.12)	0.23	(0.33)	—	—	(0.33)	7.20	3.35	849	0.83	0.77	4.84	59
F	7.37	0.35	(0.08)	0.27	(0.36)	—	—	(0.36)	7.28	3.78	71,863	0.72	0.67	4.90	59
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.00	$0.14	$0.19	$0.33	$(0.15)	$—	$—	$(0.15)	$10.18	3.28%(5)	$127,705	0.91%(6)	0.85%(6)	2.91%(6)	11%
C	9.59	0.10	0.17	0.27	(0.11)	—	—	(0.11)	9.75	2.80 (5)	6,149	1.64 (6)	1.64 (6)	2.04 (6)	11
I	10.25	0.16	0.18	0.34	(0.16)	—	—	(0.16)	10.43	3.32 (5)	20,718	0.62 (6)	0.62 (6)	3.06 (6)	11
R3	9.76	0.12	0.18	0.30	(0.13)	—	—	(0.13)	9.93	3.07 (5)	21,337	1.20 (6)	1.20 (6)	2.55 (6)	11
R4	10.02	0.14	0.17	0.31	(0.14)	—	—	(0.14)	10.19	3.15 (5)	3,900	0.90 (6)	0.90 (6)	2.86 (6)	11
R5	10.21	0.17	0.17	0.34	(0.16)	—	—	(0.16)	10.39	3.37 (5)	5,643	0.58 (6)	0.58 (6)	3.38 (6)	11
Y	10.27	0.17	0.18	0.35	(0.16)	—	—	(0.16)	10.46	3.34 (5)	21,222	0.59 (6)	0.59 (6)	3.25 (6)	11
F	10.25	0.17	0.18	0.35	(0.17)	—	—	(0.17)	10.43	3.41 (5)	109,910	0.48 (6)	0.48 (6)	3.25 (6)	11
For the Year Ended October 31, 2024
A	$9.52	$0.27	$0.49	$0.76	$(0.28)	$—	$—	$(0.28)	$10.00	8.05%	$134,606	0.89%	0.85%	2.75%	16%(13)
C	9.15	0.18	0.48	0.66	(0.22)	—	—	(0.22)	9.59	7.26	7,608	1.61	1.61	1.93	16 (13)
I	9.75	0.30	0.50	0.80	(0.30)	—	—	(0.30)	10.25	8.32	25,483	0.59	0.59	3.00	16 (13)
R3	9.31	0.24	0.46	0.70	(0.25)	—	—	(0.25)	9.76	7.61	23,531	1.19	1.19	2.44	16 (13)
R4	9.54	0.27	0.48	0.75	(0.27)	—	—	(0.27)	10.02	7.99	3,786	0.89	0.89	2.71	16 (13)
R5	9.71	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.21	8.34	3,992	0.59	0.59	3.02	16 (13)
Y	9.77	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.27	8.29	17,532	0.59	0.59	3.02	16 (13)
F	9.75	0.32	0.49	0.81	(0.31)	—	—	(0.31)	10.25	8.41	112,469	0.48	0.48	3.15	16 (13)
The accompanying notes are an integral part of these financial statements.

194

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2023
A	$9.82	$0.33	$(0.27)	$0.06	$(0.31)	$—	$(0.05)	$(0.36)	$9.52	0.51%	$156,131	0.87%	0.84%	3.36%	35%(13)
C	9.45	0.24	(0.25)	(0.01)	(0.25)	—	(0.04)	(0.29)	9.15	(0.21)	10,783	1.59	1.59	2.56	35 (13)
I	10.04	0.35	(0.26)	0.09	(0.33)	—	(0.05)	(0.38)	9.75	0.83	33,203	0.59	0.59	3.48	35 (13)
R3	9.60	0.30	(0.26)	0.04	(0.29)	—	(0.04)	(0.33)	9.31	0.30	24,072	1.18	1.18	3.06	35 (13)
R4	9.83	0.33	(0.27)	0.06	(0.30)	—	(0.05)	(0.35)	9.54	0.56	3,259	0.89	0.89	3.37	35 (13)
R5	10.00	0.38	(0.29)	0.09	(0.33)	—	(0.05)	(0.38)	9.71	0.84	2,186	0.59	0.59	3.79	35 (13)
Y	10.06	0.37	(0.28)	0.09	(0.33)	—	(0.05)	(0.38)	9.77	0.85	18,539	0.58	0.58	3.67	35 (13)
F	10.04	0.38	(0.28)	0.10	(0.34)	—	(0.05)	(0.39)	9.75	0.95	120,216	0.47	0.47	3.74	35 (13)
For the Year Ended October 31, 2022
A	$11.63	$0.61	$(1.61)	$(1.00)	$(0.78)	$—	$(0.03)	$(0.81)	$9.82	(9.07)%	$200,112	0.85%	0.84%	5.62%	57%(13)
C	11.23	0.50	(1.55)	(1.05)	(0.71)	—	(0.02)	(0.73)	9.45	(9.79)	19,439	1.58	1.58	4.84	57 (13)
I	11.88	0.65	(1.65)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.04	(8.88)	64,202	0.57	0.57	5.97	57 (13)
R3	11.40	0.55	(1.58)	(1.03)	(0.75)	—	(0.02)	(0.77)	9.60	(9.46)	28,014	1.17	1.17	5.24	57 (13)
R4	11.65	0.59	(1.61)	(1.02)	(0.77)	—	(0.03)	(0.80)	9.83	(9.16)	3,886	0.87	0.87	5.50	57 (13)
R5	11.83	0.65	(1.64)	(0.99)	(0.81)	—	(0.03)	(0.84)	10.00	(8.83)	1,995	0.57	0.57	6.00	57 (13)
Y	11.90	0.68	(1.68)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.06	(8.87)	19,978	0.56	0.56	6.09	57 (13)
F	11.88	0.66	(1.65)	(0.99)	(0.82)	—	(0.03)	(0.85)	10.04	(8.77)	154,988	0.45	0.45	6.02	57 (13)
For the Year Ended October 31, 2021
A	$11.11	$0.36	$0.40	$0.76	$(0.24)	$—	$—	$(0.24)	$11.63	6.88%	$232,828	0.85%	0.85%	3.18%	73%(13)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (13)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (13)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (13)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (13)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (13)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (13)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (13)
For the Year Ended October 31, 2020
A	$10.54	$0.13	$0.62	$0.75	$(0.18)	$—	$—	$(0.18)	$11.11	7.23%	$200,745	0.92%	0.85%	1.17%	78%(13)
C	10.11	0.03	0.62	0.65	(0.06)	—	—	(0.06)	10.70	6.45	20,713	1.65	1.59	0.29	78 (13)
I	10.75	0.16	0.65	0.81	(0.21)	—	—	(0.21)	11.35	7.64	54,119	0.60	0.57	1.49	78 (13)
R3	10.33	0.08	0.62	0.70	(0.14)	—	—	(0.14)	10.89	6.89	35,410	1.21	1.18	0.81	78 (13)
R4	10.54	0.11	0.64	0.75	(0.17)	—	—	(0.17)	11.12	7.24	5,663	0.92	0.89	1.07	78 (13)
R5	10.71	0.17	0.63	0.80	(0.21)	—	—	(0.21)	11.30	7.56	1,650	0.61	0.58	1.57	78 (13)
Y	10.77	0.15	0.66	0.81	(0.21)	—	—	(0.21)	11.37	7.64	30,813	0.60	0.57	1.38	78 (13)
F	10.75	0.16	0.64	0.80	(0.21)	—	—	(0.21)	11.34	7.61	174,665	0.49	0.49	1.49	78 (13)
Hartford Low Duration High Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.96	$0.30	$(0.04)	$0.26	$(0.30)	$—	$—	$(0.30)	$8.92	2.89%(5)	$57,863	1.14%(6)	1.00%(6)	6.68%(6)	25%
C	9.07	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	9.02	2.40 (5)	5,456	1.90 (6)	1.75 (6)	5.94 (6)	25
I	8.87	0.30	(0.04)	0.26	(0.32)	—	—	(0.32)	8.81	2.98 (5)	54,058	0.83 (6)	0.75 (6)	6.93 (6)	25
R3	9.01	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	8.96	2.61 (5)	95	1.42 (6)	1.32 (6)	6.37 (6)	25
R4	8.95	0.30	(0.05)	0.25	(0.30)	—	—	(0.30)	8.90	2.76 (5)	44	1.18 (6)	1.02 (6)	6.68 (6)	25
R5	8.86	0.31	(0.05)	0.26	(0.33)	—	—	(0.33)	8.79	2.91 (5)	9,078	0.86 (6)	0.72 (6)	6.96 (6)	25
Y	8.87	0.31	(0.05)	0.26	(0.33)	—	—	(0.33)	8.80	2.93 (5)	4,286	0.87 (6)	0.72 (6)	6.96 (6)	25
F	8.87	0.31	(0.05)	0.26	(0.33)	—	—	(0.33)	8.80	3.01 (5)	16,348	0.77 (6)	0.65 (6)	7.03 (6)	25
The accompanying notes are an integral part of these financial statements.

195

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Low Duration High Income Fund – (continued)
For the Year Ended October 31, 2024
A	$8.84	$0.66	$0.13	$0.79	$(0.67)	$—	$—	$(0.67)	$8.96	9.18%	$56,316	1.16%	1.01%	7.36%	114%
C	8.92	0.60	0.14	0.74	(0.59)	—	—	(0.59)	9.07	8.48	7,818	1.89	1.76	6.62	114
I	8.77	0.70	0.11	0.81	(0.71)	—	—	(0.71)	8.87	9.49	52,919	0.87	0.77	7.91	114
R3	8.86	0.61	0.16	0.77	(0.62)	—	—	(0.62)	9.01	8.91	53	1.49	1.33	6.78	114
R4	8.82	0.70	0.10	0.80	(0.67)	—	—	(0.67)	8.95	9.29	74	1.22	1.03	7.86	114
R5	8.76	0.67	0.14	0.81	(0.71)	—	—	(0.71)	8.86	9.59	8,079	0.89	0.73	7.62	114
Y	8.77	0.74	0.07	0.81	(0.71)	—	—	(0.71)	8.87	9.54	4,015	0.91	0.75	8.29	114
F	8.78	0.68	0.13	0.81	(0.72)	—	—	(0.72)	8.87	9.51	16,350	0.78	0.68	7.70	114
For the Year Ended October 31, 2023
A	$8.67	$0.71	$0.14	$0.85	$(0.68)	$—	$—	$(0.68)	$8.84	10.09%	$63,858	1.16%	1.05%	7.96%	58%
C	8.75	0.64	0.15	0.79	(0.62)	—	—	(0.62)	8.92	9.25	10,406	1.90	1.80	7.21	58
I	8.60	0.72	0.15	0.87	(0.70)	—	—	(0.70)	8.77	10.42	165,095	0.89	0.80	8.19	58
R3	8.69	0.68	0.15	0.83	(0.66)	—	—	(0.66)	8.86	9.75	15	1.51	1.35	7.65	58
R4	8.65	0.70	0.15	0.85	(0.68)	—	—	(0.68)	8.82	10.21	330	1.19	1.05	7.95	58
R5	8.60	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.76	10.41	9,687	0.90	0.75	8.26	58
Y	8.61	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.77	10.33	23,395	0.90	0.78	8.26	58
F	8.62	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.78	10.41	19,611	0.80	0.75	8.24	58
For the Year Ended October 31, 2022
A	$9.68	$0.38	$(1.01)	$(0.63)	$(0.38)	$—	$—	$(0.38)	$8.67	(6.66)%	$78,595	1.14%	1.05%	4.16%	70%
C	9.76	0.31	(1.01)	(0.70)	(0.31)	—	—	(0.31)	8.75	(7.31)	16,791	1.88	1.80	3.30	70
I	9.63	0.40	(1.01)	(0.61)	(0.42)	—	—	(0.42)	8.60	(6.48)	238,607	0.86	0.80	4.37	70
R3	9.69	0.32	(0.97)	(0.65)	(0.35)	—	—	(0.35)	8.69	(6.86)	22	1.49	1.35	3.45	70
R4	9.66	0.39	(1.03)	(0.64)	(0.37)	—	—	(0.37)	8.65	(6.69)	404	1.19	1.05	4.18	70
R5	9.63	0.41	(1.01)	(0.60)	(0.43)	—	—	(0.43)	8.60	(6.40)	11,344	0.88	0.75	4.42	70
Y	9.63	0.40	(1.00)	(0.60)	(0.42)	—	—	(0.42)	8.61	(6.34)	13,648	0.88	0.78	4.36	70
F	9.64	0.42	(1.01)	(0.59)	(0.43)	—	—	(0.43)	8.62	(6.28)	35,346	0.77	0.75	4.55	70
For the Year Ended October 31, 2021
A	$9.23	$0.35	$0.40	$0.75	$(0.30)	$—	$—	$(0.30)	$9.68	8.23%	$81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
For the Year Ended October 31, 2020
A	$9.64	$0.37	$(0.42)	$(0.05)	$(0.36)	$—	$—	$(0.36)	$9.23	(0.46)%	$64,414	1.15%	1.05%	3.95%	120%
C	9.72	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)	9.31	(1.17)	38,246	1.89	1.80	3.21	120
I	9.62	0.39	(0.45)	(0.06)	(0.38)	—	—	(0.38)	9.18	(0.54)	194,107	0.87	0.80	4.18	120
R3	9.66	0.34	(0.42)	(0.08)	(0.33)	—	—	(0.33)	9.25	(0.75)	128	1.50	1.35	3.68	120
R4	9.61	0.36	(0.40)	(0.04)	(0.36)	—	—	(0.36)	9.21	(0.36)	347	1.20	1.05	3.93	120
R5	9.58	0.39	(0.41)	(0.02)	(0.38)	—	—	(0.38)	9.18	(0.08)	10,605	0.90	0.75	4.23	120
Y	9.59	0.40	(0.42)	(0.02)	(0.38)	—	—	(0.38)	9.19	(0.10)	7,422	0.89	0.78	4.25	120
F	9.61	0.40	(0.42)	(0.02)	(0.39)	—	—	(0.39)	9.20	(0.17)	13,874	0.79	0.75	4.28	120
The accompanying notes are an integral part of these financial statements.

196

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.34	$0.13	$(0.13)	$—	$(0.13)	$—	$—	$(0.13)	$8.21	(0.03)%(5)	$392,773	0.66%(6)	0.66%(6)	3.11%(6)	17%
C	8.35	0.10	(0.13)	(0.03)	(0.10)	—	—	(0.10)	8.22	(0.42)(5)	13,325	1.44 (6)	1.44 (6)	2.32 (6)	17
I	8.34	0.14	(0.13)	0.01	(0.14)	—	—	(0.14)	8.21	0.06 (5)	1,007,796	0.46 (6)	0.46 (6)	3.30 (6)	17
Y	8.34	0.14	(0.13)	0.01	(0.14)	—	—	(0.14)	8.21	0.07 (5)	18,629	0.44 (6)	0.44 (6)	3.32 (6)	17
F	8.33	0.14	(0.13)	0.01	(0.14)	—	—	(0.14)	8.20	0.12 (5)	433,541	0.34 (6)	0.34 (6)	3.42 (6)	17
For the Year Ended October 31, 2024
A	$7.82	$0.25	$0.52	$0.77	$(0.25)	$—	$—	$(0.25)	$8.34	9.91%	$400,790	0.66%	0.66%	3.02%	45%
C	7.83	0.19	0.52	0.71	(0.19)	—	—	(0.19)	8.35	9.06	17,739	1.43	1.43	2.25	45
I	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.14	1,096,957	0.45	0.45	3.23	45
Y	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.15	19,074	0.44	0.44	3.24	45
F	7.81	0.28	0.52	0.80	(0.28)	—	—	(0.28)	8.33	10.30	405,049	0.34	0.34	3.33	45
For the Year Ended October 31, 2023
A	$7.80	$0.22	$0.02	$0.24	$(0.22)	$—	$—	$(0.22)	$7.82	3.00%	$367,824	0.66%	0.66%	2.70%	26%
C	7.80	0.16	0.03	0.19	(0.16)	—	—	(0.16)	7.83	2.35	22,291	1.43	1.43	1.93	26
I	7.80	0.24	0.02	0.26	(0.24)	—	—	(0.24)	7.82	3.23	962,921	0.45	0.45	2.92	26
Y	7.79	0.24	0.03	0.27	(0.24)	—	—	(0.24)	7.82	3.36	12,734	0.44	0.44	2.92	26
F	7.79	0.25	0.01	0.26	(0.24)	—	—	(0.24)	7.81	3.33	298,919	0.35	0.35	3.02	26
For the Year Ended October 31, 2022
A	$9.04	$0.15	$(1.23)	$(1.08)	$(0.16)	$—	$—	$(0.16)	$7.80	(12.10)%	$364,444	0.66%	0.66%	1.81%	46%
C	9.05	0.09	(1.25)	(1.16)	(0.09)	—	—	(0.09)	7.80	(12.87)	30,481	1.43	1.43	1.04	46
I	9.05	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.80	(12.01)	912,459	0.44	0.44	2.04	46
Y	9.04	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.79	(12.02)	11,758	0.44	0.44	2.04	46
F	9.03	0.18	(1.24)	(1.06)	(0.18)	—	—	(0.18)	7.79	(11.84)	288,489	0.35	0.35	2.14	46
For the Year Ended October 31, 2021
A	$8.93	$0.15	$0.11	$0.26	$(0.15)	$—	$—	$(0.15)	$9.04	2.94%	$486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
For the Year Ended October 31, 2020
A	$8.88	$0.18	$0.05	$0.23	$(0.18)	$—	$—	$(0.18)	$8.93	2.63%	$437,341	0.68%	0.68%	2.03%	26%
C	8.89	0.11	0.05	0.16	(0.11)	—	—	(0.11)	8.94	1.86	59,074	1.43	1.43	1.28	26
I	8.88	0.20	0.06	0.26	(0.20)	—	—	(0.20)	8.94	2.99	724,260	0.44	0.44	2.26	26
Y	8.88	0.20	0.05	0.25	(0.20)	—	—	(0.20)	8.93	2.86	15,559	0.45	0.45	2.25	26
F	8.87	0.21	0.05	0.26	(0.21)	—	—	(0.21)	8.92	2.95	231,121	0.37	0.37	2.32	26
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$9.93	$0.11	$(0.02)	$0.09	$(0.12)	$—	$—	$(0.12)	$9.90	0.93%(5)	$28,516	0.97%(6)	0.69%(6)	2.19%(6)	9%
C	9.94	0.07	(0.01)	0.06	(0.08)	—	—	(0.08)	9.92	0.60 (5)	217	1.88 (6)	1.44 (6)	1.44 (6)	9
I	9.88	0.12	(0.02)	0.10	(0.13)	—	—	(0.13)	9.85	1.06 (5)	4,181	0.78 (6)	0.46 (6)	2.43 (6)	9
F	9.89	0.12	(0.02)	0.10	(0.14)	—	—	(0.14)	9.85	1.00 (5)	5,808	0.67 (6)	0.39 (6)	2.49 (6)	9
For the Year Ended October 31, 2024
A	$9.59	$0.19	$0.34	$0.53	$(0.19)	$—	$—	$(0.19)	$9.93	5.55%	$26,826	0.96%	0.69%	1.96%	21%
C	9.59	0.12	0.34	0.46	(0.11)	—	—	(0.11)	9.94	4.77	262	1.88	1.44	1.20	21
I	9.55	0.22	0.32	0.54	(0.21)	—	—	(0.21)	9.88	5.74	4,243	0.76	0.46	2.19	21
F	9.55	0.22	0.34	0.56	(0.22)	—	—	(0.22)	9.89	5.93	6,037	0.66	0.39	2.26	21
The accompanying notes are an integral part of these financial statements.

197

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Municipal Short Duration Fund – (continued)
For the Year Ended October 31, 2023
A	$9.52	$0.16	$0.06	$0.22	$(0.15)	$—	$—	$(0.15)	$9.59	2.29%	$27,991	0.91%	0.69%	1.67%	24%
C	9.51	0.09	0.06	0.15	(0.07)	—	—	(0.07)	9.59	1.52	473	1.76	1.44	0.92	24
I	9.50	0.18	0.06	0.24	(0.19)	—	—	(0.19)	9.55	2.56	4,736	0.72	0.46	1.90	24
F	9.51	0.19	0.06	0.25	(0.21)	—	—	(0.21)	9.55	2.59	7,351	0.62	0.39	1.97	24
For the Year Ended October 31, 2022
A	$10.19	$0.10	$(0.68)	$(0.58)	$(0.09)	$—	$—	$(0.09)	$9.52	(5.73)%	$31,751	0.89%	0.69%	0.97%	29%
C	10.18	0.02	(0.67)	(0.65)	(0.02)	—	—	(0.02)	9.51	(6.44)	957	1.72	1.44	0.18	29
I	10.17	0.11	(0.67)	(0.56)	(0.11)	—	—	(0.11)	9.50	(5.51)	6,757	0.72	0.46	1.11	29
F	10.18	0.13	(0.68)	(0.55)	(0.12)	—	—	(0.12)	9.51	(5.43)	9,306	0.60	0.39	1.30	29
For the Year Ended October 31, 2021
A	$10.16	$0.12	$0.03	$0.15	$(0.12)	$(0.00)(14)	$—	$(0.12)	$10.19	1.52%	$21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00)(14)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00)(14)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00)(14)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
For the Year Ended October 31, 2020
A	$10.16	$0.16	$0.03	$0.19	$(0.16)	$(0.03)	$—	$(0.19)	$10.16	1.88%	$18,359	1.10%	0.69%	1.62%	26%
C	10.15	0.09	0.04	0.13	(0.09)	(0.03)	—	(0.12)	10.16	1.23	1,483	1.94	1.44	0.87	26
I	10.15	0.18	0.04	0.22	(0.19)	(0.03)	—	(0.22)	10.15	2.12	3,879	0.88	0.46	1.83	26
F	10.16	0.19	0.03	0.22	(0.19)	(0.03)	—	(0.22)	10.16	2.19	2,164	0.80	0.39	1.91	26
Hartford Schroders Core Fixed Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
I	$8.57	$0.19	$0.04	$0.23	$(0.19)	$—	$—	$(0.19)	$8.61	2.75%(5)	$1,566	0.68%(6)	0.51%(6)	4.52%(6)	83%
R3	8.69	0.18	0.04	0.22	(0.17)	—	—	(0.17)	8.74	2.51 (5)	9	1.28 (6)	0.78 (6)	4.28 (6)	83
R4	8.61	0.19	0.03	0.22	(0.18)	—	—	(0.18)	8.65	2.59 (5)	9	0.94 (6)	0.69 (6)	4.36 (6)	83
R5	8.56	0.19	0.04	0.23	(0.19)	—	—	(0.19)	8.60	2.78 (5)	10	0.67 (6)	0.46 (6)	4.58 (6)	83
Y	8.56	0.20	0.04	0.24	(0.20)	—	—	(0.20)	8.60	2.81 (5)	6,266	0.62 (6)	0.40 (6)	4.62 (6)	83
F	8.57	0.20	0.03	0.23	(0.20)	—	—	(0.20)	8.60	2.71 (5)	60,812	0.55 (6)	0.36 (6)	4.63 (6)	83
SDR	8.55	0.20	0.03	0.23	(0.20)	—	—	(0.20)	8.58	2.73 (5)	13,322	0.55 (6)	0.36 (6)	4.67 (6)	83
For the Year Ended October 31, 2024
I	$8.11	$0.37	$0.49	$0.86	$(0.40)	$—	$—	$(0.40)	$8.57	10.72%	$1,463	0.65%	0.51%	4.31%	121%
R3	8.18	0.36	0.50	0.86	(0.35)	—	—	(0.35)	8.69	10.58	9	1.23	0.73	4.09	121
R4	8.14	0.36	0.49	0.85	(0.38)	—	—	(0.38)	8.61	10.50	9	0.93	0.68	4.14	121
R5	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.80	9	0.63	0.46	4.39	121
Y	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.87	5,935	0.58	0.40	4.44	121
F	8.10	0.38	0.51	0.89	(0.42)	—	—	(0.42)	8.57	11.05	72,372	0.51	0.36	4.47	121
SDR	8.09	0.38	0.50	0.88	(0.42)	—	—	(0.42)	8.55	10.99	10,060	0.51	0.34	4.48	121
For the Year Ended October 31, 2023
I	$8.36	$0.32	$(0.25)	$0.07	$(0.32)	$—	$—	$(0.32)	$8.11	0.74%	$1,012	0.58%	0.51%	3.77%	104%
R3	8.39	0.31	(0.25)	0.06	(0.27)	—	—	(0.27)	8.18	0.60	8	1.15	0.65	3.54	104
R4	8.37	0.31	(0.24)	0.07	(0.30)	—	—	(0.30)	8.14	0.70	8	0.85	0.60	3.61	104
R5	8.35	0.32	(0.24)	0.08	(0.33)	—	—	(0.33)	8.10	0.80	8	0.55	0.46	3.74	104
Y	8.35	0.33	(0.25)	0.08	(0.33)	—	—	(0.33)	8.10	0.87	5,377	0.49	0.40	3.79	104
F	8.35	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.10	0.91	72,653	0.43	0.36	3.86	104
SDR	8.34	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.09	0.96	83,598	0.43	0.32	3.89	104
The accompanying notes are an integral part of these financial statements.

198

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Core Fixed Income Fund – (continued)
For the Period Ended October 31, 2022(15)
I(16)	$10.46	$0.23	$(1.94)	$(1.71)	$(0.20)	$(0.19)	$—	$(0.39)	$8.36	(16.83)%(5)	$564	0.60%(6)	0.51%(6)	2.61%(6)	162%
R3 (16)	10.45	0.19	(1.92)	(1.73)	(0.14)	(0.19)	—	(0.33)	8.39	(16.94)(5)	8	1.12 (6)	0.66 (6)	2.09 (6)	162
R4 (16)	10.45	0.20	(1.92)	(1.72)	(0.17)	(0.19)	—	(0.36)	8.37	(16.88)(5)	8	0.82 (6)	0.59 (6)	2.13 (6)	162
R5 (16)	10.45	0.21	(1.92)	(1.71)	(0.20)	(0.19)	—	(0.39)	8.35	(16.81)(5)	8	0.52 (6)	0.46 (6)	2.27 (6)	162
Y	10.47	0.21	(1.93)	(1.72)	(0.21)	(0.19)	—	(0.40)	8.35	(16.91)	6,441	0.55	0.40	2.26	162
F(16)	10.45	0.24	(1.94)	(1.70)	(0.21)	(0.19)	—	(0.40)	8.35	(16.72)(5)	76,245	0.41 (6)	0.36 (6)	2.68 (6)	162
SDR	10.46	0.23	(1.94)	(1.71)	(0.22)	(0.19)	—	(0.41)	8.34	(16.86)	60,725	0.46	0.32	2.39	162
For the Year Ended October 31, 2021
Y	$10.82	$0.18	$(0.12)	$0.06	$(0.19)	$(0.22)	$—	$(0.41)	$10.47	0.51%	$9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)	—	(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
For the Period Ended October 31, 2020
Y(17)	$10.82	$0.06	$0.02	$0.08	$(0.08)	$—	$—	$(0.08)	$10.82	0.70%(5)	$34,734	1.04%(6)	0.40%(6)	1.72%(6)	144%
SDR	10.44	0.23	0.62	0.85	(0.25)	(0.22)	—	(0.47)	10.82	8.34	75,315	0.81	0.32	2.20	144
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.09	$0.28	$(0.12)	$0.16	$(0.25)	$—	$—	$(0.25)	$7.00	2.33%(5)	$1,534	1.65%(6)	0.90%(6)	7.99%(6)	67%
C	7.06	0.25	(0.12)	0.13	(0.22)	—	—	(0.22)	6.97	1.93 (5)	51	2.44 (6)	1.70 (6)	7.29 (6)	67
I	7.07	0.29	(0.12)	0.17	(0.26)	—	—	(0.26)	6.98	2.49 (5)	1,846	1.30 (6)	0.60 (6)	8.38 (6)	67
R3	7.10	0.27	(0.12)	0.15	(0.24)	—	—	(0.24)	7.01	2.19 (5)	39	1.91 (6)	1.17 (6)	7.81 (6)	67
R4	7.08	0.29	(0.13)	0.16	(0.25)	—	—	(0.25)	6.99	2.35 (5)	12	1.61 (6)	0.87 (6)	8.13 (6)	67
R5	7.07	0.29	(0.12)	0.17	(0.26)	—	—	(0.26)	6.98	2.51 (5)	12	1.31 (6)	0.57 (6)	8.38 (6)	67
Y	7.07	0.29	(0.11)	0.18	(0.27)	—	—	(0.27)	6.98	2.52 (5)	3,387	1.26 (6)	0.55 (6)	8.42 (6)	67
F	6.54	0.28	(0.11)	0.17	(0.27)	—	—	(0.27)	6.44	2.63 (5)	25	1.19 (6)	0.45 (6)	8.57 (6)	67
SDR	7.07	0.30	(0.12)	0.18	(0.27)	—	—	(0.27)	6.98	2.57 (5)	17,765	1.20 (6)	0.45 (6)	8.52 (6)	67
For the Year Ended October 31, 2024
A	$6.46	$0.48	$0.59	$1.07	$(0.44)	$—	$—	$(0.44)	$7.09	16.76%	$1,289	1.94%	1.14%	6.84%	151%
C	6.44	0.42	0.59	1.01	(0.39)	—	—	(0.39)	7.06	15.77	59	2.73	1.89	6.02	151
I	6.45	0.49	0.59	1.08	(0.46)	—	—	(0.46)	7.07	16.92	2,475	1.56	0.89	7.08	151
R3	6.47	0.46	0.59	1.05	(0.42)	—	—	(0.42)	7.10	16.38	38	2.20	1.44	6.55	151
R4	6.46	0.48	0.58	1.06	(0.44)	—	—	(0.44)	7.08	16.60	11	1.90	1.14	6.85	151
R5	6.44	0.50	0.59	1.09	(0.46)	—	—	(0.46)	7.07	17.16	12	1.60	0.84	7.14	151
Y	6.45	0.50	0.58	1.08	(0.46)	—	—	(0.46)	7.07	16.98	3,325	1.54	0.84	7.15	151
F	5.99	0.47	0.55	1.02	(0.47)	—	—	(0.47)	6.54	17.24	24	1.48	0.75	7.25	151
SDR	6.45	0.51	0.58	1.09	(0.47)	—	—	(0.47)	7.07	17.10	17,536	1.48	0.75	7.24	151
For the Year Ended October 31, 2023
A	$6.21	$0.44	$0.21	$0.65	$(0.40)	$—	$—	$(0.40)	$6.46	10.39%	$1,121	1.85%	1.15%	6.61%	133%
C	6.19	0.39	0.21	0.60	(0.35)	—	—	(0.35)	6.44	9.59	133	2.65	1.90	5.87	133
I	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.68	3,164	1.49	0.90	6.80	133
R3	6.22	0.42	0.21	0.63	(0.38)	—	—	(0.38)	6.47	10.04	31	2.12	1.45	6.31	133
R4	6.21	0.44	0.21	0.65	(0.40)	—	—	(0.40)	6.46	10.39	10	1.82	1.15	6.57	133
R5	6.20	0.46	0.20	0.66	(0.42)	—	—	(0.42)	6.44	10.57	10	1.52	0.85	6.90	133
Y	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.74	2,814	1.46	0.85	6.91	133
F	5.80	0.44	0.18	0.62	(0.43)	—	—	(0.43)	5.99	10.74	20	1.40	0.75	7.05	133
SDR	6.20	0.47	0.21	0.68	(0.43)	—	—	(0.43)	6.45	10.85	14,636	1.40	0.75	7.00	133
The accompanying notes are an integral part of these financial statements.

199

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$8.29	$0.37	$(2.06)	$(1.69)	$(0.33)	$(0.01)	$(0.05)	$(0.39)	$6.21	(20.83)%	$1,018	1.65%	1.15%	5.12%	118%
C	8.26	0.31	(2.05)	(1.74)	(0.28)	(0.01)	(0.04)	(0.33)	6.19	(21.38)	65	2.46	1.90	4.32	118
I	8.28	0.40	(2.07)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.65)	7,394	1.32	0.90	5.32	118
R3	8.30	0.36	(2.07)	(1.71)	(0.31)	(0.01)	(0.05)	(0.37)	6.22	(21.04)	27	1.93	1.45	4.89	118
R4	8.29	0.37	(2.06)	(1.69)	(0.33)	(0.01)	(0.05)	(0.39)	6.21	(20.83)	9	1.63	1.15	5.17	118
R5	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	9	1.33	0.85	5.48	118
Y	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	2,531	1.27	0.85	5.47	118
F	7.77	0.38	(1.93)	(1.55)	(0.36)	(0.01)	(0.05)	(0.42)	5.80	(20.46)	10	1.21	0.75	5.58	118
SDR	8.28	0.41	(2.07)	(1.66)	(0.36)	(0.01)	(0.05)	(0.42)	6.20	(20.53)	16,503	1.21	0.75	5.56	118
For the Year Ended October 31, 2021
A	$8.22	$0.36	$0.05	$0.41	$(0.34)	$—	$—	$(0.34)	$8.29	4.92%	$1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
For the Year Ended October 31, 2020
A	$9.12	$0.44	$(0.90)	$(0.46)	$(0.34)	$—	$(0.10)	$(0.44)	$8.22	(4.85)%	$1,727	1.41%	1.15%	5.22%	141%
C	9.08	0.38	(0.89)	(0.51)	(0.29)	—	(0.08)	(0.37)	8.20	(5.43)	215	2.23	1.90	4.48	141
I	9.11	0.47	(0.90)	(0.43)	(0.37)	—	(0.10)	(0.47)	8.21	(4.50)	21,211	1.05	0.82	5.56	141
R3	9.13	0.43	(0.89)	(0.46)	(0.34)	—	(0.10)	(0.44)	8.23	(4.79)	29	1.70	1.24	5.15	141
R4	9.11	0.46	(0.89)	(0.43)	(0.36)	—	(0.10)	(0.46)	8.22	(4.45)	11	1.40	0.92	5.48	141
R5	9.10	0.46	(0.88)	(0.42)	(0.37)	—	(0.10)	(0.47)	8.21	(4.41)	11	1.10	0.85	5.52	141
Y	9.10	0.47	(0.89)	(0.42)	(0.36)	—	(0.11)	(0.47)	8.21	(4.34)	2,376	0.98	0.76	5.60	141
F	9.10	0.51	(1.02)	(0.51)	(0.67)	—	(0.20)	(0.87)	7.72	(4.66)	11	0.98	0.75	5.58	141
SDR	9.11	0.47	(0.90)	(0.43)	(0.36)	—	(0.11)	(0.47)	8.21	(4.44)	34,536	0.98	0.75	5.62	141
Hartford Schroders Tax-Aware Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.21	$0.17	$(0.34)	$(0.17)	$(0.16)	$—	$—	$(0.16)	$9.88	(1.72)%(5)	$106,022	0.81%(6)	0.71%(6)	3.45%(6)	34%
C	10.25	0.13	(0.35)	(0.22)	(0.10)	—	—	(0.10)	9.93	(2.16)(5)	12,247	1.61 (6)	1.59 (6)	2.57 (6)	34
I	10.21	0.18	(0.34)	(0.16)	(0.19)	—	—	(0.19)	9.86	(1.60)(5)	672,092	0.60 (6)	0.49 (6)	3.67 (6)	34
Y	10.21	0.18	(0.34)	(0.16)	(0.18)	—	—	(0.18)	9.87	(1.60)(5)	212	0.60 (6)	0.56 (6)	3.60 (6)	34
F	10.21	0.19	(0.35)	(0.16)	(0.19)	—	—	(0.19)	9.86	(1.56)(5)	256,946	0.49 (6)	0.46 (6)	3.70 (6)	34
SDR	10.20	0.19	(0.35)	(0.16)	(0.19)	—	—	(0.19)	9.85	(1.56)(5)	45,467	0.49 (6)	0.46 (6)	3.70 (6)	34
For the Year Ended October 31, 2024
A	$9.29	$0.35	$0.91	$1.26	$(0.34)	$—	$—	$(0.34)	$10.21	13.59%	$107,430	0.81%	0.71%	3.42%	36%
C	9.32	0.26	0.91	1.17	(0.24)	—	—	(0.24)	10.25	12.54	12,556	1.61	1.59	2.54	36
I	9.29	0.37	0.91	1.28	(0.36)	—	—	(0.36)	10.21	13.87	856,577	0.59	0.49	3.64	36
Y	9.30	0.36	0.90	1.26	(0.35)	—	—	(0.35)	10.21	13.66	215	0.60	0.56	3.58	36
F	9.30	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.21	13.78	275,046	0.50	0.46	3.67	36
SDR	9.29	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.20	13.80	50,294	0.50	0.46	3.68	36
The accompanying notes are an integral part of these financial statements.

200

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund – (continued)
For the Year Ended October 31, 2023
A	$9.48	$0.32	$(0.21)	$0.11	$(0.30)	$—	$—	$(0.30)	$9.29	0.97%	$67,410	0.83%	0.71%	3.24%	98%
C	9.50	0.23	(0.21)	0.02	(0.20)	—	—	(0.20)	9.32	0.07	5,872	1.62	1.59	2.34	98
I	9.49	0.35	(0.23)	0.12	(0.32)	—	—	(0.32)	9.29	1.11	586,159	0.60	0.49	3.49	98
Y	9.49	0.34	(0.22)	0.12	(0.31)	—	—	(0.31)	9.30	1.14	250	0.62	0.56	3.35	98
F	9.49	0.35	(0.21)	0.14	(0.33)	—	—	(0.33)	9.30	1.25	167,879	0.51	0.46	3.55	98
SDR	9.48	0.34	(0.20)	0.14	(0.33)	—	—	(0.33)	9.29	1.25	51,034	0.51	0.46	3.44	98
For the Year Ended October 31, 2022
A	$11.27	$0.17	$(1.64)	$(1.47)	$(0.17)	$(0.15)	$—	$(0.32)	$9.48	(13.33)%	$37,682	0.83%	0.71%	1.66%	143%
C	11.28	0.08	(1.64)	(1.56)	(0.07)	(0.15)	—	(0.22)	9.50	(14.04)	4,323	1.62	1.59	0.79	143
I	11.28	0.20	(1.64)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.12)	248,947	0.61	0.49	1.96	143
Y	11.28	0.20	(1.65)	(1.45)	(0.19)	(0.15)	—	(0.34)	9.49	(13.18)	247	0.63	0.56	1.86	143
F	11.28	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.09)	48,151	0.52	0.46	1.98	143
SDR	11.27	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.48	(13.10)	51,611	0.52	0.46	1.97	143
For the Year Ended October 31, 2021
A	$11.42	$0.12	$(0.00)(14)	$0.12	$(0.12)	$(0.15)	$—	$(0.27)	$11.27	1.08%	$63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
For the Year Ended October 31, 2020
A	$11.34	$0.16	$0.32	$0.48	$(0.17)	$(0.23)	$—	$(0.40)	$11.42	4.31%	$56,486	0.82%	0.71%	1.39%	186%
C	11.34	0.06	0.33	0.39	(0.06)	(0.23)	—	(0.29)	11.44	3.53	8,731	1.61	1.55	0.56	186
I	11.34	0.18	0.34	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.64	283,060	0.60	0.49	1.61	186
Y	11.35	0.18	0.33	0.51	(0.19)	(0.23)	—	(0.42)	11.44	4.56	213	0.63	0.56	1.56	186
F	11.35	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.44	4.67	33,074	0.52	0.46	1.64	186
SDR	11.34	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.68	61,878	0.52	0.46	1.66	186
The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$9.71	$0.20	$0.06	$0.26	$(0.20)	$—	$—	$(0.20)	$9.77	2.73%(5)	$738,213	0.82%(6)	0.75%(6)	4.20%(6)	35%
C	9.71	0.16	0.07	0.23	(0.17)	—	—	(0.17)	9.77	2.34 (5)	29,298	1.53 (6)	1.53 (6)	3.42 (6)	35
I	9.65	0.21	0.06	0.27	(0.22)	—	—	(0.22)	9.70	2.84 (5)	481,542	0.50 (6)	0.49 (6)	4.46 (6)	35
R3	9.70	0.19	0.06	0.25	(0.19)	—	—	(0.19)	9.76	2.61 (5)	2,924	1.12 (6)	1.00 (6)	3.96 (6)	35
R4	9.70	0.20	0.05	0.25	(0.20)	—	—	(0.20)	9.75	2.63 (5)	3,982	0.74 (6)	0.74 (6)	4.21 (6)	35
R5	9.65	0.21	0.06	0.27	(0.21)	—	—	(0.21)	9.71	2.87 (5)	2,550	0.54 (6)	0.54 (6)	4.41 (6)	35
R6	9.58	0.22	0.06	0.28	(0.23)	—	—	(0.23)	9.63	2.95 (5)	2,410	0.43 (6)	0.43 (6)	4.53 (6)	35
Y	9.64	0.21	0.06	0.27	(0.22)	—	—	(0.22)	9.69	2.80 (5)	6,540	0.49 (6)	0.49 (6)	4.49 (6)	35
F	9.62	0.22	0.06	0.28	(0.23)	—	—	(0.23)	9.67	2.94 (5)	675,780	0.42 (6)	0.42 (6)	4.53 (6)	35
The accompanying notes are an integral part of these financial statements.

201

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2024
A	$9.32	$0.40	$0.39	$0.79	$(0.40)	$—	$—	$(0.40)	$9.71	8.57%	$742,530	0.82%	0.75%	4.18%	48%
C	9.32	0.33	0.38	0.71	(0.32)	—	—	(0.32)	9.71	7.73	30,599	1.54	1.54	3.39	48
I	9.27	0.42	0.39	0.81	(0.43)	—	—	(0.43)	9.65	8.84	420,207	0.50	0.49	4.44	48
R3	9.31	0.38	0.38	0.76	(0.37)	—	—	(0.37)	9.70	8.32	2,009	1.09	0.99	3.95	48
R4	9.30	0.40	0.40	0.80	(0.40)	—	—	(0.40)	9.70	8.71	3,935	0.74	0.74	4.18	48
R5	9.27	0.42	0.38	0.80	(0.42)	—	—	(0.42)	9.65	8.73	2,368	0.54	0.54	4.39	48
R6	9.21	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.58	8.89	2,100	0.43	0.43	4.50	48
Y	9.25	0.42	0.38	0.80	(0.41)	—	—	(0.41)	9.64	8.84	3,016	0.53	0.53	4.39	48
F	9.25	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.62	8.88	598,620	0.43	0.43	4.50	48
For the Year Ended October 31, 2023
A	$9.15	$0.30	$0.17	$0.47	$(0.30)	$—	$—	$(0.30)	$9.32	5.16%	$802,471	0.80%	0.79%	3.20%	27%
C	9.15	0.23	0.17	0.40	(0.23)	—	—	(0.23)	9.32	4.39	31,300	1.53	1.53	2.42	27
I	9.11	0.32	0.17	0.49	(0.33)	—	—	(0.33)	9.27	5.44	369,268	0.49	0.49	3.49	27
R3	9.14	0.28	0.17	0.45	(0.28)	—	—	(0.28)	9.31	4.98	1,391	1.15	0.96	3.05	27
R4	9.14	0.30	0.16	0.46	(0.30)	—	—	(0.30)	9.30	5.10	5,133	0.73	0.73	3.25	27
R5	9.10	0.32	0.17	0.49	(0.32)	—	—	(0.32)	9.27	5.48	2,061	0.55	0.55	3.44	27
R6	9.06	0.33	0.16	0.49	(0.34)	—	—	(0.34)	9.21	5.49	2,137	0.43	0.43	3.57	27
Y	9.09	0.31	0.18	0.49	(0.33)	—	—	(0.33)	9.25	5.39	3,118	0.53	0.53	3.37	27
F	9.09	0.33	0.17	0.50	(0.34)	—	—	(0.34)	9.25	5.61	547,372	0.43	0.43	3.55	27
For the Year Ended October 31, 2022
A	$10.00	$0.17	$(0.85)	$(0.68)	$(0.17)	$—	$—	$(0.17)	$9.15	(6.87)%	$835,605	0.79%	0.78%	1.74%	22%(18)
C	10.00	0.09	(0.84)	(0.75)	(0.10)	—	—	(0.10)	9.15	(7.56)	51,779	1.52	1.52	0.99	22 (18)
I	9.97	0.19	(0.84)	(0.65)	(0.21)	—	—	(0.21)	9.11	(6.61)	386,417	0.49	0.49	1.98	22 (18)
R3	9.98	0.15	(0.84)	(0.69)	(0.15)	—	—	(0.15)	9.14	(6.94)	1,102	1.14	0.95	1.60	22 (18)
R4	9.98	0.18	(0.85)	(0.67)	(0.17)	—	—	(0.17)	9.14	(6.73)	4,986	0.72	0.72	1.83	22 (18)
R5	9.95	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.10	(6.64)	1,976	0.54	0.54	2.03	22 (18)
R6	9.91	0.20	(0.83)	(0.63)	(0.22)	—	—	(0.22)	9.06	(6.44)	1,899	0.43	0.43	2.10	22 (18)
Y	9.94	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.09	(6.61)	7,595	0.53	0.53	1.99	22 (18)
F	9.95	0.20	(0.84)	(0.64)	(0.22)	—	—	(0.22)	9.09	(6.51)	602,435	0.42	0.42	2.14	22 (18)
For the Year Ended October 31, 2021
A	$10.00	$0.15	$0.01 (12)	$0.16	$(0.16)	$—	$—	$(0.16)	$10.00	1.55%	$923,939	0.79%	0.78%	1.54%	35%(18)
C	10.00	0.08	(0.00)(9)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (18)
I	9.98	0.18	0.01 (12)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (18)
R3	9.98	0.13	(0.00)(9)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (18)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (18)
R5	9.96	0.18	(0.00)(9)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (18)
R6	9.93	0.18	0.01 (12)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (18)
Y	9.94	0.18	0.01 (12)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (18)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (18)
The accompanying notes are an integral part of these financial statements.

202

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2020
A	$9.92	$0.22	$0.08	$0.30	$(0.22)	$—	$—	$(0.22)	$10.00	3.07%	$847,571	0.84%	0.80%	2.21%	38%(18)
C	9.92	0.15	0.08	0.23	(0.15)	—	—	(0.15)	10.00	2.31	90,816	1.55	1.55	1.49	38 (18)
I	9.92	0.25	0.07	0.32	(0.26)	—	—	(0.26)	9.98	3.27	452,754	0.53	0.53	2.50	38 (18)
R3	9.90	0.19	0.07	0.26	(0.18)	—	—	(0.18)	9.98	2.71	2,376	1.15	1.15	1.88	38 (18)
R4	9.91	0.23	0.08	0.31	(0.23)	—	—	(0.23)	9.99	3.15	4,777	0.78	0.78	2.29	38 (18)
R5	9.89	0.24	0.08	0.32	(0.25)	—	—	(0.25)	9.96	3.31	2,140	0.56	0.56	2.45	38 (18)
R6	9.87	0.25	0.08	0.33	(0.27)	—	—	(0.27)	9.93	3.40	13	0.45	0.45	2.57	38 (18)
Y	9.87	0.25	0.07	0.32	(0.25)	—	—	(0.25)	9.94	3.33	6,999	0.55	0.55	2.53	38 (18)
F	9.91	0.25	0.09	0.34	(0.27)	—	—	(0.27)	9.98	3.52	255,190	0.44	0.44	2.58	38 (18)
The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.90	$0.24	$(0.09)	$0.15	$(0.28)	$—	$—	$(0.28)	$7.77	1.86%(5)	$302,513	0.89%(6)	0.89%(6)	6.16%(6)	39%(19)
C	8.00	0.22	(0.10)	0.12	(0.24)	—	—	(0.24)	7.88	1.55 (5)	77,673	1.61 (6)	1.61 (6)	5.45 (6)	39 (19)
I	7.92	0.25	(0.09)	0.16	(0.29)	—	—	(0.29)	7.79	2.01 (5)	1,940,688	0.62 (6)	0.62 (6)	6.46 (6)	39 (19)
R3	7.89	0.23	(0.09)	0.14	(0.26)	—	—	(0.26)	7.77	1.80 (5)	3,156	1.24 (6)	1.24 (6)	5.82 (6)	39 (19)
R4	7.89	0.24	(0.09)	0.15	(0.27)	—	—	(0.27)	7.77	1.97 (5)	6,267	0.94 (6)	0.93 (6)	6.11 (6)	39 (19)
R5	7.88	0.25	(0.09)	0.16	(0.29)	—	—	(0.29)	7.75	2.02 (5)	34,115	0.62 (6)	0.62 (6)	6.43 (6)	39 (19)
R6	7.88	0.26	(0.10)	0.16	(0.29)	—	—	(0.29)	7.75	2.08 (5)	802,979	0.52 (6)	0.52 (6)	6.62 (6)	39 (19)
Y	7.86	0.25	(0.08)	0.17	(0.29)	—	—	(0.29)	7.74	2.15 (5)	113,613	0.63 (6)	0.63 (6)	6.42 (6)	39 (19)
F	7.91	0.26	(0.10)	0.16	(0.29)	—	—	(0.29)	7.78	2.07 (5)	372,123	0.52 (6)	0.52 (6)	6.55 (6)	39 (19)
For the Year Ended October 31, 2024
A	$7.21	$0.46	$0.72	$1.18	$(0.49)	$—	$—	$(0.49)	$7.90	16.64%	$298,187	0.91%	0.91%	5.89%	69%(19)
C	7.29	0.41	0.72	1.13	(0.42)	—	—	(0.42)	8.00	15.82	75,075	1.63	1.63	5.18	69 (19)
I	7.23	0.48	0.72	1.20	(0.51)	—	—	(0.51)	7.92	16.96	1,738,607	0.63	0.63	6.18	69 (19)
R3	7.20	0.43	0.72	1.15	(0.46)	—	—	(0.46)	7.89	16.21	3,024	1.26	1.25	5.55	69 (19)
R4	7.21	0.46	0.70	1.16	(0.48)	—	—	(0.48)	7.89	16.47	6,735	0.93	0.93	5.87	69 (19)
R5	7.20	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.88	16.88	33,364	0.64	0.64	6.15	69 (19)
R6	7.20	0.49	0.71	1.20	(0.52)	—	—	(0.52)	7.88	17.01	312,114	0.54	0.54	6.26	69 (19)
Y	7.18	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.86	16.92	117,027	0.64	0.64	6.17	69 (19)
F	7.22	0.49	0.72	1.21	(0.52)	—	—	(0.52)	7.91	17.10	338,572	0.54	0.54	6.27	69 (19)
For the Year Ended October 31, 2023
A	$7.18	$0.42	$0.01	$0.43	$(0.40)	$—	$—	$(0.40)	$7.21	5.95%	$252,701	0.92%	0.92%	5.59%	75%(19)
C	7.25	0.37	0.01	0.38	(0.34)	—	—	(0.34)	7.29	5.17	52,262	1.64	1.64	4.87	75 (19)
I	7.20	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.23	6.28	1,127,770	0.64	0.64	5.88	75 (19)
R3	7.16	0.39	0.02	0.41	(0.37)	—	—	(0.37)	7.20	5.70	3,148	1.26	1.26	5.25	75 (19)
R4	7.17	0.42	0.02	0.44	(0.40)	—	—	(0.40)	7.21	6.05	6,001	0.96	0.96	5.53	75 (19)
R5	7.16	0.44	0.03	0.47	(0.43)	—	—	(0.43)	7.20	6.44	31,478	0.64	0.64	5.88	75 (19)
R6	7.16	0.45	0.02	0.47	(0.43)	—	—	(0.43)	7.20	6.41	260,481	0.55	0.55	5.97	75 (19)
Y	7.15	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.18	6.32	74,004	0.64	0.64	5.87	75 (19)
F	7.19	0.45	0.02	0.47	(0.44)	—	—	(0.44)	7.22	6.39	213,374	0.55	0.55	5.97	75 (19)
The accompanying notes are an integral part of these financial statements.

203

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2022
A	$9.17	$0.31	$(1.88)	$(1.57)	$(0.31)	$(0.10)	$(0.01)	$(0.42)	$7.18	(17.56)%	$261,960	0.92%	0.92%	3.73%	61%(19)
C	9.25	0.26	(1.91)	(1.65)	(0.24)	(0.10)	(0.01)	(0.35)	7.25	(18.19)	55,622	1.64	1.64	2.99	61 (19)
I	9.20	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.20	(17.37)	1,094,403	0.64	0.64	3.94	61 (19)
R3	9.15	0.28	(1.88)	(1.60)	(0.28)	(0.10)	(0.01)	(0.39)	7.16	(17.90)	3,269	1.26	1.26	3.47	61 (19)
R4	9.16	0.30	(1.87)	(1.57)	(0.31)	(0.10)	(0.01)	(0.42)	7.17	(17.62)	8,826	0.96	0.96	3.69	61 (19)
R5	9.16	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.45)	29,835	0.65	0.65	4.03	61 (19)
R6	9.16	0.35	(1.90)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.35)	227,845	0.54	0.54	4.26	61 (19)
Y	9.14	0.32	(1.86)	(1.54)	(0.34)	(0.10)	(0.01)	(0.45)	7.15	(17.38)	76,171	0.64	0.64	3.88	61 (19)
F	9.19	0.34	(1.88)	(1.54)	(0.35)	(0.10)	(0.01)	(0.46)	7.19	(17.29)	221,783	0.54	0.54	4.09	61 (19)
For the Year Ended October 31, 2021
A	$9.02	$0.27	$0.23	$0.50	$(0.25)	$(0.10)	$—	$(0.35)	$9.17	5.54%	$410,004	0.91%	0.91%	2.87%	52%(19)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (19)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (19)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (19)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (19)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (19)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (19)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (19)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (19)
For the Year Ended October 31, 2020
A	$8.64	$0.28	$0.41	$0.69	$(0.31)	$—	$—	$(0.31)	$9.02	8.21%	$279,447	0.97%	0.95%	3.21%	69%(19)
C	8.69	0.22	0.41	0.63	(0.24)	—	—	(0.24)	9.08	7.40	72,030	1.69	1.69	2.47	69 (19)
I	8.67	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.04	8.41	930,484	0.67	0.67	3.44	69 (19)
R3	8.63	0.25	0.40	0.65	(0.28)	—	—	(0.28)	9.00	7.77	1,502	1.29	1.25	2.87	69 (19)
R4	8.64	0.27	0.41	0.68	(0.31)	—	—	(0.31)	9.01	8.12	4,348	1.00	0.95	2.96	69 (19)
R5	8.63	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.00	8.46	15,336	0.69	0.65	3.48	69 (19)
R6	8.63	0.30	0.43	0.73	(0.35)	—	—	(0.35)	9.01	8.65	10,360	0.59	0.59	3.45	69 (19)
Y	8.63	0.30	0.40	0.70	(0.34)	—	—	(0.34)	8.99	8.36	95,044	0.64	0.64	3.40	69 (19)
F	8.67	0.32	0.40	0.72	(0.35)	—	—	(0.35)	9.04	8.49	274,532	0.59	0.59	3.58	69 (19)
Hartford Sustainable Municipal Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.02	$0.14	$(0.20)	$(0.06)	$(0.14)	$—	$—	$(0.14)	$9.82	(0.65)%(5)	$24,261	0.83%(6)	0.69%(6)	2.75%(6)	10%
C	10.01	0.10	(0.19)	(0.09)	(0.10)	—	—	(0.10)	9.82	(0.92)(5)	968	1.67 (6)	1.44 (6)	2.00 (6)	10
I	9.99	0.15	(0.19)	(0.04)	(0.15)	—	—	(0.15)	9.80	(0.44)(5)	38,163	0.67 (6)	0.46 (6)	2.98 (6)	10
F	9.99	0.15	(0.19)	(0.04)	(0.15)	—	—	(0.15)	9.80	(0.41)(5)	13,354	0.51 (6)	0.39 (6)	3.05 (6)	10
For the Year Ended October 31, 2024
A	$9.28	$0.26	$0.74	$1.00	$(0.26)	$—	$—	$(0.26)	$10.02	10.85%	$24,592	0.82%	0.69%	2.64%	23%
C	9.28	0.19	0.73	0.92	(0.19)	—	—	(0.19)	10.01	9.92	1,103	1.65	1.44	1.89	23
I	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.01	47,200	0.64	0.46	2.87	23
F	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.09	13,579	0.50	0.39	2.94	23
For the Year Ended October 31, 2023
A	$9.29	$0.24	$(0.01)	$0.23	$(0.24)	$—	$—	$(0.24)	$9.28	2.38%	$24,050	0.81%	0.69%	2.44%	31%
C	9.28	0.16	0.01	0.17	(0.17)	—	—	(0.17)	9.28	1.73	2,168	1.63	1.44	1.69	31
I	9.26	0.26	—	0.26	(0.26)	—	—	(0.26)	9.26	2.73	42,800	0.63	0.46	2.68	31
F	9.26	0.27	—	0.27	(0.27)	—	—	(0.27)	9.26	2.80	14,364	0.50	0.39	2.74	31
The accompanying notes are an integral part of these financial statements.

204

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Sustainable Municipal Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$11.02	$0.17	$(1.68)	$(1.51)	$(0.17)	$(0.05)	$—	$(0.22)	$9.29	(13.86)%	$29,700	0.78%	0.69%	1.64%	37%
C	11.02	0.09	(1.69)	(1.60)	(0.09)	(0.05)	—	(0.14)	9.28	(14.59)	2,779	1.59	1.44	0.87	37
I	10.99	0.20	(1.69)	(1.49)	(0.19)	(0.05)	—	(0.24)	9.26	(13.70)	44,106	0.60	0.46	1.94	37
F	10.99	0.20	(1.68)	(1.48)	(0.20)	(0.05)	—	(0.25)	9.26	(13.64)	19,805	0.47	0.39	1.94	37
For the Year Ended October 31, 2021
A	$10.83	$0.15	$0.19	$0.34	$(0.15)	$—	$—	$(0.15)	$11.02	3.15%	$43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
For the Year Ended October 31, 2020
A	$10.78	$0.20	$0.12	$0.32	$(0.20)	$(0.07)	$—	$(0.27)	$10.83	3.00%	$37,551	0.88%	0.69%	1.84%	16%
C	10.79	0.12	0.10	0.22	(0.12)	(0.07)	—	(0.19)	10.82	2.05	4,642	1.69	1.44	1.09	16
I	10.75	0.21	0.12	0.33	(0.22)	(0.07)	—	(0.29)	10.79	3.14	26,866	0.68	0.46	2.00	16
F	10.75	0.22	0.13	0.35	(0.23)	(0.07)	—	(0.30)	10.80	3.30	14,292	0.57	0.39	2.04	16
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$9.13	$0.19	$(0.01)	$0.18	$(0.18)	$—	$—	$(0.18)	$9.13	2.02%(5)	$1,056,579	0.67%(6)	0.67%(6)	4.16%(6)	32%(20)
C	9.24	0.15	(0.01)	0.14	(0.14)	—	—	(0.14)	9.24	1.57 (5)	2,456	1.56 (6)	1.56 (6)	3.25 (6)	32 (20)
I	9.06	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	9.05	2.18 (5)	958,059	0.42 (6)	0.37 (6)	4.45 (6)	32 (20)
R3	9.39	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	9.39	1.84 (5)	3,594	1.03 (6)	1.03 (6)	3.79 (6)	32 (20)
R4	9.31	0.19	(0.00)(9)	0.19	(0.19)	—	—	(0.19)	9.31	2.02 (5)	7,718	0.73 (6)	0.66 (6)	4.15 (6)	32 (20)
R5	9.22	0.20	(0.00)(9)	0.20	(0.20)	—	—	(0.20)	9.22	2.14 (5)	883	0.42 (6)	0.42 (6)	4.40 (6)	32 (20)
R6	9.12	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	9.11	2.26 (5)	659,845	0.31 (6)	0.31 (6)	4.52 (6)	32 (20)
Y	9.16	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	9.15	2.17 (5)	92,547	0.37 (6)	0.37 (6)	4.45 (6)	32 (20)
F	8.99	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	8.98	2.26 (5)	1,588,099	0.31 (6)	0.31 (6)	4.51 (6)	32 (20)
For the Year Ended October 31, 2024
A	$8.48	$0.37	$0.64	$1.01	$(0.36)	$—	$—	$(0.36)	$9.13	11.95%	$1,073,458	0.68%	0.68%	4.02%	47%(20)
C	8.58	0.29	0.65	0.94	(0.28)	—	—	(0.28)	9.24	11.01	3,173	1.55	1.55	3.14	47 (20)
I	8.43	0.39	0.64	1.03	(0.40)	—	—	(0.40)	9.06	12.32	859,804	0.41	0.38	4.31	47 (20)
R3	8.72	0.34	0.66	1.00	(0.33)	—	—	(0.33)	9.39	11.57	3,913	1.04	1.04	3.66	47 (20)
R4	8.64	0.37	0.66	1.03	(0.36)	—	—	(0.36)	9.31	12.03	10,584	0.73	0.68	4.02	47 (20)
R5	8.57	0.39	0.65	1.04	(0.39)	—	—	(0.39)	9.22	12.27	781	0.44	0.44	4.27	47 (20)
R6	8.49	0.40	0.64	1.04	(0.41)	—	—	(0.41)	9.12	12.38	573,419	0.32	0.32	4.36	47 (20)
Y	8.52	0.39	0.65	1.04	(0.40)	—	—	(0.40)	9.16	12.31	93,111	0.38	0.38	4.32	47 (20)
F	8.37	0.39	0.64	1.03	(0.41)	—	—	(0.41)	8.99	12.38	1,495,827	0.32	0.32	4.38	47 (20)
For the Year Ended October 31, 2023
A	$8.65	$0.32	$(0.18)	$0.14	$(0.31)	$—	$—	$(0.31)	$8.48	1.51%	$958,940	0.69%	0.69%	3.53%	59%(20)
C	8.76	0.24	(0.18)	0.06	(0.24)	—	—	(0.24)	8.58	0.57	5,063	1.53	1.53	2.65	59 (20)
I	8.61	0.35	(0.19)	0.16	(0.34)	—	—	(0.34)	8.43	1.69	545,553	0.38	0.38	3.89	59 (20)
R3	8.90	0.29	(0.18)	0.11	(0.29)	—	—	(0.29)	8.72	1.09	3,565	1.04	1.04	3.18	59 (20)
R4	8.82	0.32	(0.18)	0.14	(0.32)	—	—	(0.32)	8.64	1.43	10,164	0.74	0.69	3.51	59 (20)
R5	8.75	0.34	(0.18)	0.16	(0.34)	—	—	(0.34)	8.57	1.66	1,430	0.44	0.44	3.77	59 (20)
R6	8.67	0.35	(0.18)	0.17	(0.35)	—	—	(0.35)	8.49	1.76	241,236	0.32	0.32	3.90	59 (20)
Y	8.69	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.52	1.85	95,263	0.38	0.38	3.71	59 (20)
F	8.54	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.37	1.85	1,090,681	0.32	0.32	3.90	59 (20)
The accompanying notes are an integral part of these financial statements.

205

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$10.92	$0.23	$(2.08)	$(1.85)	$(0.24)	$(0.18)	$—	$(0.42)	$8.65	(17.46)%	$956,670	0.68%	0.68%	2.34%	61%(20)
C	11.05	0.15	(2.10)	(1.95)	(0.16)	(0.18)	—	(0.34)	8.76	(18.08)	7,959	1.50	1.50	1.47	61 (20)
I	10.88	0.26	(2.06)	(1.80)	(0.29)	(0.18)	—	(0.47)	8.61	(17.12)	294,843	0.37	0.37	2.71	61 (20)
R3	11.22	0.20	(2.13)	(1.93)	(0.21)	(0.18)	—	(0.39)	8.90	(17.67)	3,326	1.04	1.03	1.99	61 (20)
R4	11.12	0.23	(2.11)	(1.88)	(0.24)	(0.18)	—	(0.42)	8.82	(17.39)	11,415	0.74	0.69	2.35	61 (20)
R5	11.06	0.25	(2.10)	(1.85)	(0.28)	(0.18)	—	(0.46)	8.75	(17.24)	1,584	0.44	0.44	2.55	61 (20)
R6	10.97	0.27	(2.09)	(1.82)	(0.30)	(0.18)	—	(0.48)	8.67	(17.11)	184,350	0.32	0.32	2.72	61 (20)
Y	10.99	0.26	(2.09)	(1.83)	(0.29)	(0.18)	—	(0.47)	8.69	(17.18)	391,116	0.38	0.38	2.68	61 (20)
F	10.81	0.26	(2.05)	(1.79)	(0.30)	(0.18)	—	(0.48)	8.54	(17.12)	986,268	0.32	0.32	2.71	61 (20)
For the Year Ended October 31, 2021
A	$11.13	$0.18	$(0.10)	$0.08	$(0.21)	$(0.08)	$—	$(0.29)	$10.92	0.68%	$1,268,773	0.68%	0.68%	1.65%	51%(20)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (20)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (20)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (20)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (20)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (20)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (20)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (20)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (20)
For the Year Ended October 31, 2020
A	$10.66	$0.24	$0.49	$0.73	$(0.26)	$—	$—	$(0.26)	$11.13	6.88%	$1,202,398	0.71%	0.71%	2.17%	50%(20)
C	10.77	0.15	0.51	0.66	(0.17)	—	—	(0.17)	11.26	6.13	32,105	1.51	1.51	1.37	50 (20)
I	10.65	0.26	0.51	0.77	(0.32)	—	—	(0.32)	11.10	7.35	299,511	0.41	0.41	2.43	50 (20)
R3	10.95	0.21	0.50	0.71	(0.22)	—	—	(0.22)	11.44	6.55	5,075	1.06	1.04	1.84	50 (20)
R4	10.85	0.24	0.50	0.74	(0.25)	—	—	(0.25)	11.34	6.90	13,365	0.76	0.76	2.12	50 (20)
R5	10.81	0.27	0.50	0.77	(0.31)	—	—	(0.31)	11.27	7.20	2,651	0.46	0.46	2.40	50 (20)
R6	10.74	0.28	0.50	0.78	(0.33)	—	—	(0.33)	11.19	7.41	63,656	0.34	0.34	2.53	50 (20)
Y	10.76	0.27	0.50	0.77	(0.32)	—	—	(0.32)	11.21	7.27	410,349	0.40	0.40	2.49	50 (20)
F	10.59	0.27	0.50	0.77	(0.33)	—	—	(0.33)	11.03	7.38	962,471	0.34	0.34	2.53	50 (20)
The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.00	$0.17	$0.18	$0.35	$(0.27)	$—	$—	$(0.27)	$10.08	3.55%(5)	$245,595	1.00%(6)	1.00%(6)	3.39%(6)	53%(21)
C	9.68	0.13	0.18	0.31	(0.23)	—	—	(0.23)	9.76	3.27 (5)	9,741	1.74 (6)	1.74 (6)	2.65 (6)	53 (21)
I	10.11	0.18	0.19	0.37	(0.28)	—	—	(0.28)	10.20	3.75 (5)	1,026,794	0.72 (6)	0.72 (6)	3.67 (6)	53 (21)
R3	9.88	0.15	0.19	0.34	(0.25)	—	—	(0.25)	9.97	3.51 (5)	1,071	1.33 (6)	1.33 (6)	3.06 (6)	53 (21)
R4	10.02	0.17	0.19	0.36	(0.27)	—	—	(0.27)	10.11	3.62 (5)	1,159	1.03 (6)	1.03 (6)	3.37 (6)	53 (21)
R5	10.11	0.18	0.19	0.37	(0.28)	—	—	(0.28)	10.20	3.75 (5)	8,677	0.73 (6)	0.73 (6)	3.66 (6)	53 (21)
R6	10.16	0.19	0.19	0.38	(0.29)	—	—	(0.29)	10.25	3.79 (5)	181,229	0.62 (6)	0.62 (6)	3.77 (6)	53 (21)
Y	10.14	0.18	0.19	0.37	(0.28)	—	—	(0.28)	10.23	3.74 (5)	81,633	0.73 (6)	0.73 (6)	3.67 (6)	53 (21)
F	10.13	0.19	0.20	0.39	(0.29)	—	—	(0.29)	10.23	3.90 (5)	1,937,514	0.62 (6)	0.62 (6)	3.78 (6)	53 (21)
The accompanying notes are an integral part of these financial statements.

206

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2024
A	$9.54	$0.36	$0.46	$0.82	$(0.36)	$—	$—	$(0.36)	$10.00	8.68%	$246,892	1.01%	1.01%	3.61%	103%(21)
C	9.24	0.27	0.46	0.73	(0.29)	—	—	(0.29)	9.68	7.90	11,404	1.75	1.75	2.86	103 (21)
I	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	9.00	1,076,963	0.72	0.72	3.90	103 (21)
R3	9.43	0.32	0.46	0.78	(0.33)	—	—	(0.33)	9.88	8.34	1,275	1.35	1.35	3.28	103 (21)
R4	9.56	0.36	0.46	0.82	(0.36)	—	—	(0.36)	10.02	8.65	1,479	1.05	1.03	3.59	103 (21)
R5	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	8.98	8,783	0.74	0.74	3.89	103 (21)
R6	9.69	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.16	9.05	158,776	0.63	0.63	4.00	103 (21)
Y	9.67	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.14	8.96	93,041	0.73	0.73	3.89	103 (21)
F	9.66	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.13	9.08	2,289,569	0.63	0.63	4.00	103 (21)
For the Year Ended October 31, 2023
A	$9.65	$0.27	$(0.19)	$0.08	$(0.19)	$—	$—	$(0.19)	$9.54	0.84%	$249,735	1.01%	1.00%	2.72%	82%(21)
C	9.38	0.19	(0.19)	—	(0.14)	—	—	(0.14)	9.24	(0.04)	15,313	1.75	1.75	1.95	82 (21)
I	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.06	1,157,084	0.71	0.71	3.02	82 (21)
R3	9.56	0.23	(0.19)	0.04	(0.17)	—	—	(0.17)	9.43	0.39	1,080	1.34	1.34	2.39	82 (21)
R4	9.67	0.26	(0.18)	0.08	(0.19)	—	—	(0.19)	9.56	0.75	1,300	1.04	1.04	2.66	82 (21)
R5	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.04	8,001	0.73	0.73	3.01	82 (21)
R6	9.79	0.31	(0.19)	0.12	(0.22)	—	—	(0.22)	9.69	1.22	136,155	0.63	0.63	3.14	82 (21)
Y	9.78	0.29	(0.18)	0.11	(0.22)	—	—	(0.22)	9.67	1.05	97,274	0.72	0.72	2.91	82 (21)
F	9.77	0.31	(0.20)	0.11	(0.22)	—	—	(0.22)	9.66	1.12	1,725,066	0.62	0.62	3.12	82 (21)
For the Year Ended October 31, 2022
A	$10.45	$0.08	$(0.76)	$(0.68)	$(0.07)	$(0.03)	$(0.02)	$(0.12)	$9.65	(6.58)%	$284,248	1.00%	0.99%	0.81%	85%(21)
C	10.19	0.00 (9)	(0.73)	(0.73)	(0.04)	(0.03)	(0.01)	(0.08)	9.38	(7.17)	21,024	1.73	1.73	0.04	85 (21)
I	10.53	0.11	(0.76)	(0.65)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.21)	1,213,188	0.71	0.71	1.09	85 (21)
R3	10.37	0.05	(0.76)	(0.71)	(0.06)	(0.03)	(0.01)	(0.10)	9.56	(6.86)	1,043	1.33	1.33	0.52	85 (21)
R4	10.45	0.07	(0.75)	(0.68)	(0.06)	(0.03)	(0.01)	(0.10)	9.67	(6.57)	1,511	1.02	1.02	0.73	85 (21)
R5	10.54	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.30)	7,541	0.73	0.73	1.09	85 (21)
R6	10.58	0.12	(0.77)	(0.65)	(0.09)	(0.03)	(0.02)	(0.14)	9.79	(6.22)	113,134	0.62	0.62	1.21	85 (21)
Y	10.57	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.78	(6.28)	201,728	0.72	0.72	1.08	85 (21)
F	10.55	0.12	(0.76)	(0.64)	(0.09)	(0.03)	(0.02)	(0.14)	9.77	(6.14)	1,208,804	0.62	0.62	1.19	85 (21)
For the Year Ended October 31, 2021
A	$10.59	$0.05	$(0.11)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$10.45	(0.54)%	$354,409	1.01%	1.01%	0.44%	104%(21)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (21)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (21)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (21)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (21)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (21)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (21)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (21)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (21)
The accompanying notes are an integral part of these financial statements.

207

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2020
A	$10.75	$0.06	$0.02	$0.08	$(0.19)	$(0.05)	$—	$(0.24)	$10.59	0.80%	$414,356	1.02%	1.02%	0.59%	125%(21)
C	10.54	(0.01)	0.01	0.00 (9)	(0.15)	(0.05)	—	(0.20)	10.34	0.00 (10)	64,578	1.75	1.75	(0.14)	125 (21)
I	10.83	0.09	0.03	0.12	(0.22)	(0.05)	—	(0.27)	10.68	1.10	2,008,606	0.73	0.73	0.88	125 (21)
R3	10.68	0.03	0.02	0.05	(0.17)	(0.05)	—	(0.22)	10.51	0.44	1,400	1.36	1.36	0.25	125 (21)
R4	10.76	0.06	0.02	0.08	(0.20)	(0.05)	—	(0.25)	10.59	0.74	18,666	1.05	1.05	0.54	125 (21)
R5	10.84	0.09	0.01	0.10	(0.21)	(0.05)	—	(0.26)	10.68	0.99	8,229	0.75	0.75	0.85	125 (21)
R6	10.88	0.10	0.01	0.11	(0.22)	(0.05)	—	(0.27)	10.72	1.08	113,838	0.65	0.65	0.93	125 (21)
Y	10.87	0.09	0.02	0.11	(0.22)	(0.05)	—	(0.27)	10.71	1.02	366,177	0.75	0.72	0.89	125 (21)
F	10.85	0.10	0.01	0.12	(0.22)	(0.05)	—	(0.27)	10.70	1.17	1,477,042	0.64	0.64	0.97	125 (21)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on June 7, 2022.
(8)	Reflects the Fund's portfolio turnover for the period June 7, 2022 through October 31, 2022.
(9)	Per share amount is less than $0.005.
(10)	Amount is less than 0.01%.
(11)	Commenced operations on March 1, 2021.
(12)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(13)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 42%, 93%, 70%, 84% and 211% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(14)	Amount is less than $0.01 per share.
(15)
Prior to November 12, 2021 this Fund operated as the Schroder Core Bond Fund, the Fund's predecessor fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively.

(16)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
(17)	Commenced operations on June 29, 2020.
(18)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23%, 38% and 43% for the fiscal years ended
October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(19)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 183% for the six-month period ended April
30, 2025 and 174%, 208%, 202%, 141% and 180% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020,
respectively.

(20)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 156% for the six-month period ended April 30,
2025 and 377%, 428%, 446%, 473% and 545% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(21)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 72% for the six-month period ended April 30,
2025 and 120%, 100%, 94%,132% and 168% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

208

Hartford Fixed Income Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Dynamic Bond Fund (the "Dynamic Bond Fund")	A, C, I, R5, R6, Y and F
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Floating Rate Fund (the "Floating Rate Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford High Yield Fund (the "High Yield Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")	A, C, I, R3, R4, R5, Y and F
Hartford Low Duration High Income Fund (the "Low Duration High Income Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")	A, C, I, Y and F
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")	A, C, I and F
The Hartford Short Duration Fund (the "Short Duration Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Strategic Income Fund (the "Strategic Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")	A, C, I and F
The Hartford Total Return Bond Fund (the "Total Return Bond Fund")(1)	A, C, I, R3, R4, R5, R6, Y and F
The Hartford World Bond Fund (the "World Bond Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Core Fixed Income Fund (the "Core Fixed Income Fund")	I, R3, R4, R5, Y, F and SDR
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")	A, C, I, Y, F and SDR

(1)	Class C shares of the Total Return Bond Fund are closed to new investors, subject to certain exceptions set forth in the Total Return Bond Fund's prospectus
Class A shares of each Fund that offers Class A shares, except Floating Rate Fund, Low Duration High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Low Duration High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Core Fixed Income Fund acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). All information and references to periods prior to the close of business on November 12, 2021 with respect to the Core Fixed Income Fund refers to the Predecessor Fund.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

209

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

210

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

211

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Tax-Aware Bond Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Tax-Aware Bond Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of Emerging Markets Multi-Sector Bond Fund and World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities

212

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2025.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2025.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2025.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral,

213

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the six-month period ended April 30, 2025, the Inflation Plus Fund had entered into Bond Forwards.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Tax-Aware Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.
c)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2025, each of Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Emerging Markets Multi-Sector Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.
d)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date.

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2025, each of Emerging Markets Local Debt Fund, Strategic Income Fund and World Bond Fund had used Options Contracts.
e)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

215

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2025, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Inflation Plus Fund, Emerging Markets Multi-Sector Bond Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended April 30, 2025, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – A Fund may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

216

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

During the six-month period ended April 30, 2025, each of Floating Rate Fund and Inflation Plus Fund had used Total Return Swap Contracts.
f)
Additional Derivative Instrument Information:
Dynamic Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$—	$—	$32,952	$—	$—	$32,952
Total	$—	$—	$32,952	$—	$—	$32,952

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(398,732)	$—	$—	$—	$—	$(398,732)
Net realized gain (loss) on swap contracts	—	—	304,930	—	—	304,930
Total	$(398,732)	$—	$304,930	$—	$—	$(93,802)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$32,952	$—	$—	$32,952
Total	$—	$—	$32,952	$—	$—	$32,952
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	26
Swap Contracts at Notional Amount	$18,055,000

217

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Emerging Markets Local Debt Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$46,833	$—	$—	$—	$46,833
Unrealized appreciation on futures contracts(1)	10,208	—	—	—	—	10,208
Unrealized appreciation on foreign currency contracts	—	441,410	—	—	—	441,410
Unrealized appreciation on swap contracts(2)	118,450	—	—	—	—	118,450
Total	$128,658	$488,243	$—	$—	$—	$616,901
Liabilities:
Unrealized depreciation on futures contracts(1)	$9,320	$—	$—	$—	$—	$9,320
Unrealized depreciation on foreign currency contracts	—	520,303	—	—	—	520,303
Written options, market value	—	28,992	—	—	—	28,992
Unrealized depreciation on swap contracts(2)	132,369	—	4,347	—	—	136,716
Total	$141,689	$549,295	$4,347	$—	$—	$695,331

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(561)	$—	$—	$—	$(561)
Net realized gain (loss) on futures contracts	(90,380)	—	—	—	—	(90,380)
Net realized gain (loss) on written options contracts	—	5,919	—	—	—	5,919
Net realized gain (loss) on swap contracts	(18,057)	—	(5,382)	—	—	(23,439)
Net realized gain (loss) on foreign currency contracts	—	(63,766)	—	—	—	(63,766)
Total	$(108,437)	$(58,408)	$(5,382)	$—	$—	$(172,227)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$8,843	$—	$—	$—	$8,843
Net change in unrealized appreciation (depreciation) of futures contracts	56,124	—	—	—	—	56,124
Net change in unrealized appreciation (depreciation) of written options contracts	—	14,294	—	—	—	14,294
Net change in unrealized appreciation (depreciation) of swap contracts	29,243	—	347	—	—	29,590
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	54,107	—	—	—	54,107
Total	$85,367	$77,244	$347	$—	$—	$162,958
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,979,000
Futures Contracts Number of Long Contracts	18
Futures Contracts Number of Short Contracts	(14)
Written Options at Notional Amount	$(1,545,000)
Swap Contracts at Notional Amount	$1,674,646,459
Foreign Currency Contracts Purchased at Contract Amount	$28,549,249
Foreign Currency Contracts Sold at Contract Amount	$19,569,588

218

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$718,813	$—	$—	$—	$718,813
Total	$—	$718,813	$—	$—	$—	$718,813
Liabilities:
Unrealized depreciation on futures contracts(1)	$128,780	$—	$—	$—	$—	$128,780
Unrealized depreciation on foreign currency contracts	—	25,714	—	—	—	25,714
Unrealized depreciation on swap contracts(2)	571,433	—	177,766	—	—	749,199
Total	$700,213	$25,714	$177,766	$—	$—	$903,693

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$195,069	$—	$—	$—	$—	$195,069
Net realized gain (loss) on swap contracts	877,971	—	(138,735)	—	—	739,236
Net realized gain (loss) on foreign currency contracts	—	(5,787,851)	—	—	—	(5,787,851)
Total	$1,073,040	$(5,787,851)	$(138,735)	$—	$—	$(4,853,546)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(270,501)	$—	$—	$—	$—	$(270,501)
Net change in unrealized appreciation (depreciation) of swap contracts	(1,723,152)	—	(147,353)	—	—	(1,870,505)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,384,206	—	—	—	1,384,206
Total	$(1,993,653)	$1,384,206	$(147,353)	$—	$—	$(756,800)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(59)
Swap Contracts at Notional Amount	$76,487,500
Foreign Currency Contracts Purchased at Contract Amount	$5,080,028
Foreign Currency Contracts Sold at Contract Amount	$160,098,878

219

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$60,891	$—	$—	$—	$60,891
Total	$—	$60,891	$—	$—	$—	$60,891
Liabilities:
Unrealized depreciation on futures contracts(1)	$24,487	$—	$—	$—	$—	$24,487
Unrealized depreciation on foreign currency contracts	—	11,567	—	—	—	11,567
Total	$24,487	$11,567	$—	$—	$—	$36,054

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$10,687	$—	$—	$—	$—	$10,687
Net realized gain (loss) on foreign currency contracts	—	(553,303)	—	—	—	(553,303)
Total	$10,687	$(553,303)	$—	$—	$—	$(542,616)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(33,774)	$—	$—	$—	$—	$(33,774)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	62,479	—	—	—	62,479
Total	$(33,774)	$62,479	$—	$—	$—	$28,705
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(19)
Foreign Currency Contracts Purchased at Contract Amount	$399,794
Foreign Currency Contracts Sold at Contract Amount	$18,143,391

220

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$161,441	$—	$—	$—	$—	$161,441
Unrealized appreciation on bond forward contracts	20,336	—	—	—	—	20,336
Unrealized appreciation on foreign currency contracts	—	155,691	—	—	—	155,691
Unrealized appreciation on swap contracts(2)	2,517,519	—	77,754	—	—	2,595,273
Total	$2,699,296	$155,691	$77,754	$—	$—	$2,932,741
Liabilities:
Unrealized depreciation on futures contracts(1)	$166,305	$—	$—	$—	$—	$166,305
Unrealized depreciation on foreign currency contracts	—	140,903	—	—	—	140,903
Unrealized depreciation on swap contracts(2)	55,482	—	—	—	—	55,482
Total	$221,787	$140,903	$—	$—	$—	$362,690

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(996,301)	$—	$—	$—	$—	$(996,301)
Net realized gain (loss) on swap contracts	90,411	—	17,508	—	—	107,919
Net realized gain (loss) on bond forward contracts	536,706	—	—	—	—	536,706
Net realized gain (loss) on foreign currency contracts	—	(2,600)	—	—	—	(2,600)
Total	$(369,184)	$(2,600)	$17,508	$—	$—	$(354,276)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$420,131	$—	$—	$—	$—	$420,131
Net change in unrealized appreciation (depreciation) of swap contracts	407,197	—	1,608	—	—	408,805
Net change in unrealized appreciation (depreciation) of bond forward contracts	(2,372)	—	—	—	—	(2,372)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(184,626)	—	—	—	(184,626)
Total	$824,956	$(184,626)	$1,608	$—	$—	$641,938
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	230
Futures Contracts Number of Short Contracts	(291)
Swap Contracts at Notional Amount	$42,678,333
Bond Forward Contracts at Notional Amount	$34,917,596
Foreign Currency Contracts Purchased at Contract Amount	$20,880,643
Foreign Currency Contracts Sold at Contract Amount	$41,166,160

221

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Low Duration High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$93,760	$—	$—	$—	$—	$93,760
Unrealized appreciation on foreign currency contracts	—	1,039	—	—	—	1,039
Total	$93,760	$1,039	$—	$—	$—	$94,799
Liabilities:
Unrealized depreciation on futures contracts(1)	$24,537	$—	$—	$—	$—	$24,537
Total	$24,537	$—	$—	$—	$—	$24,537

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(175,557)	$—	$—	$—	$—	$(175,557)
Net realized gain (loss) on foreign currency contracts	—	5,401	—	—	—	5,401
Total	$(175,557)	$5,401	$—	$—	$—	$(170,156)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$228,604	$—	$—	$—	$—	$228,604
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	7,882	—	—	—	7,882
Total	$228,604	$7,882	$—	$—	$—	$236,486
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	72
Futures Contracts Number of Short Contracts	(6)
Foreign Currency Contracts Purchased at Contract Amount	$1,755,025
Foreign Currency Contracts Sold at Contract Amount	$2,832,775
Core Fixed Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$236,320	$—	$—	$—	$—	$236,320
Total	$236,320	$—	$—	$—	$—	$236,320
Liabilities:
Unrealized depreciation on futures contracts(1)	$66,451	$—	$—	$—	$—	$66,451
Total	$66,451	$—	$—	$—	$—	$66,451

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

222

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Core Fixed Income Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(474,985)	$—	$—	$—	$—	$(474,985)
Total	$(474,985)	$—	$—	$—	$—	$(474,985)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$751,794	$—	$—	$—	$—	$751,794
Total	$751,794	$—	$—	$—	$—	$751,794
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	190
Futures Contracts Number of Short Contracts	(28)
Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$278,752	$—	$—	$—	$278,752
Unrealized appreciation on swap contracts(1)	—	—	2,036	—	—	2,036
Total	$—	$278,752	$2,036	$—	$—	$280,788
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$278,233	$—	$—	$—	$278,233
Unrealized depreciation on swap contracts(1)	—	—	805	—	—	805
Total	$—	$278,233	$805	$—	$—	$279,038

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$10,815	$—	$—	$—	$—	$10,815
Net realized gain (loss) on swap contracts	—	—	49	—	—	49
Net realized gain (loss) on foreign currency contracts	—	11,505	—	—	—	11,505
Total	$10,815	$11,505	$49	$—	$—	$22,369
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$1,231	$—	$—	$1,231
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(32,860)	—	—	—	(32,860)
Total	$—	$(32,860)	$1,231	$—	$—	$(31,629)

223

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
Futures Contracts Number of Short Contracts	(1)
Swap Contracts at Notional Amount	$88,333
Foreign Currency Contracts Purchased at Contract Amount	$3,123,572
Foreign Currency Contracts Sold at Contract Amount	$2,867,403
Tax-Aware Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$459,435	$—	$—	$—	$—	$459,435
Total	$459,435	$—	$—	$—	$—	$459,435

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$566,728	$—	$—	$—	$—	$566,728
Total	$566,728	$—	$—	$—	$—	$566,728
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(459,435)	$—	$—	$—	$—	$(459,435)
Total	$(459,435)	$—	$—	$—	$—	$(459,435)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(29)

224

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$381,229	$—	$—	$—	$—	$381,229
Unrealized appreciation on foreign currency contracts	—	82,159	—	—	—	82,159
Total	$381,229	$82,159	$—	$—	$—	$463,388
Liabilities:
Unrealized depreciation on futures contracts(1)	$3,138,306	$—	$—	$—	$—	$3,138,306
Unrealized depreciation on foreign currency contracts	—	161,248	—	—	—	161,248
Total	$3,138,306	$161,248	$—	$—	$—	$3,299,554

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$4,050,710	$—	$—	$—	$—	$4,050,710
Net realized gain (loss) on foreign currency contracts	—	(372,455)	—	—	—	(372,455)
Total	$4,050,710	$(372,455)	$—	$—	$—	$3,678,255
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(7,264,475)	$—	$—	$—	$—	$(7,264,475)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(85,498)	—	—	—	(85,498)
Total	$(7,264,475)	$(85,498)	$—	$—	$—	$(7,349,973)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	225
Futures Contracts Number of Short Contracts	(1,605)
Foreign Currency Contracts Purchased at Contract Amount	$2,335,317
Foreign Currency Contracts Sold at Contract Amount	$16,135,950

225

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$13,356,442	$—	$—	$—	$—	$13,356,442
Unrealized appreciation on foreign currency contracts	—	2,886,173	—	—	—	2,886,173
Unrealized appreciation on swap contracts(2)	4,567,627	—	5,541,702	—	—	10,109,329
Total	$17,924,069	$2,886,173	$5,541,702	$—	$—	$26,351,944
Liabilities:
Unrealized depreciation on futures contracts(1)	$3,630,814	$—	$—	$—	$—	$3,630,814
Unrealized depreciation on foreign currency contracts	—	8,224,431	—	—	—	8,224,431
Written options, market value	6,059,869	—	—	—	—	6,059,869
Unrealized depreciation on swap contracts(2)	2,501,865	—	40,544	—	—	2,542,409
Total	$12,192,548	$8,224,431	$40,544	$—	$—	$20,457,523

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(21,595,585)	$—	$—	$—	$—	$(21,595,585)
Net realized gain (loss) on swap contracts	(257,310)	—	(2,099,691)	—	—	(2,357,001)
Net realized gain (loss) on foreign currency contracts	—	(8,404,748)	—	—	—	(8,404,748)
Total	$(21,852,895)	$(8,404,748)	$(2,099,691)	$—	$—	$(32,357,334)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$29,081,022	$—	$—	$—	$—	$29,081,022
Net change in unrealized appreciation (depreciation) of written options contracts	(1,194,561)	—	—	—	—	(1,194,561)
Net change in unrealized appreciation (depreciation) of swap contracts	(1,351,459)	—	703,841	—	—	(647,618)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(9,433,944)	—	—	—	(9,433,944)
Total	$26,535,002	$(9,433,944)	$703,841	$—	$—	$17,804,899
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	9,537
Futures Contracts Number of Short Contracts	(3,864)
Written Options at Notional Amount	$(57,808,333)
Swap Contracts at Notional Amount	$360,204,968
Foreign Currency Contracts Purchased at Contract Amount	$69,344,156
Foreign Currency Contracts Sold at Contract Amount	$574,173,552

226

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,386,511	$—	$—	$—	$—	$2,386,511
Unrealized appreciation on foreign currency contracts	—	81,631	—	—	—	81,631
Unrealized appreciation on swap contracts(2)	10,244,747	—	—	—	—	10,244,747
Total	$12,631,258	$81,631	$—	$—	$—	$12,712,889
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,252,855	$—	$—	$—	$—	$2,252,855
Unrealized depreciation on foreign currency contracts	—	2,332,326	—	—	—	2,332,326
Unrealized depreciation on swap contracts(2)	3,115,020	—	—	—	—	3,115,020
Total	$5,367,875	$2,332,326	$—	$—	$—	$7,700,201

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(21,997,446)	$—	$—	$—	$—	$(21,997,446)
Net realized gain (loss) on swap contracts	840,086	—	(100,988)	—	—	739,098
Net realized gain (loss) on foreign currency contracts	—	1,502,357	—	—	—	1,502,357
Total	$(21,157,360)	$1,502,357	$(100,988)	$—	$—	$(19,755,991)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$8,255,149	$—	$—	$—	$—	$8,255,149
Net change in unrealized appreciation (depreciation) of swap contracts	(2,014,052)	—	85,900	—	—	(1,928,152)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(3,372,774)	—	—	—	(3,372,774)
Total	$6,241,097	$(3,372,774)	$85,900	$—	$—	$2,954,223
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3,217
Futures Contracts Number of Short Contracts	(4,340)
Swap Contracts at Notional Amount	$144,659,167
Foreign Currency Contracts Purchased at Contract Amount	$3,564,576
Foreign Currency Contracts Sold at Contract Amount	$66,496,099

227

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$11,157,699	$1,092,318	$—	$—	$—	$12,250,017
Unrealized appreciation on futures contracts(1)	7,028,360	—	—	—	—	7,028,360
Unrealized appreciation on foreign currency contracts	—	123,856,766	—	—	—	123,856,766
Unrealized appreciation on swap contracts(2)	10,862,055	—	175,465	—	—	11,037,520
Total	$29,048,114	$124,949,084	$175,465	$—	$—	$154,172,663
Liabilities:
Unrealized depreciation on futures contracts(1)	$12,132,399	$—	$—	$—	$—	$12,132,399
Unrealized depreciation on foreign currency contracts	—	149,370,617	—	—	—	149,370,617
Written options, market value	1,699,014	—	—	—	—	1,699,014
Unrealized depreciation on swap contracts(2)	6,945,034	—	813,510	—	—	7,758,544
Total	$20,776,447	$149,370,617	$813,510	$—	$—	$170,960,574

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(1,998,822)	$4,802,810	$—	$—	$—	$2,803,988
Net realized gain (loss) on futures contracts	(6,703,032)	—	—	—	—	(6,703,032)
Net realized gain (loss) on written options contracts	851,573	405,949	—	—	—	1,257,522
Net realized gain (loss) on swap contracts	9,259,242	—	(955,225)	—	—	8,304,017
Net realized gain (loss) on foreign currency contracts	—	117,898,955	—	—	—	117,898,955
Total	$1,408,961	$123,107,714	$(955,225)	$—	$—	$123,561,450
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$907,998	$250,527	$—	$—	$—	$1,158,525
Net change in unrealized appreciation (depreciation) of futures contracts	(4,583,379)	—	—	—	—	(4,583,379)
Net change in unrealized appreciation (depreciation) of written options contracts	(682,474)	(30,658)	—	—	—	(713,132)
Net change in unrealized appreciation (depreciation) of swap contracts	(7,181,778)	—	(670,926)	—	—	(7,852,704)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(89,114,681)	—	—	—	(89,114,681)
Total	$(11,539,633)	$(88,894,812)	$(670,926)	$—	$—	$(101,105,371)

228

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

World Bond Fund – (continued)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$6,912,996,796
Futures Contracts Number of Long Contracts	10,277
Futures Contracts Number of Short Contracts	(8,993)
Written Options at Notional Amount	$(23,077,190)
Swap Contracts at Notional Amount	$39,556,168,094
Foreign Currency Contracts Purchased at Contract Amount	$5,476,041,463
Foreign Currency Contracts Sold at Contract Amount	$7,247,491,066
g)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$441,410	$(520,303)
Futures contracts	10,208	(9,320)
Purchased options	46,833	—
Swap contracts	118,450	(136,716)
Written options	—	(28,992)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	616,901	(695,331)
Derivatives not subject to a MNA	(128,658)	146,036
Total gross amount of assets and liabilities subject to MNA or similar agreements	$488,243	$(549,295)

229

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$48,676	$(48,676)	$—	$—	$—
Barclays	43,284	(28,000)	—	—	15,284
BNP Paribas Securities Services	10,989	(3,225)	—	—	7,764
Citibank NA	55,107	(55,107)	—	—	—
Deutsche Bank Securities, Inc.	113,199	(113,199)	—	—	—
Goldman Sachs & Co.	78,163	(78,163)	—	—	—
JP Morgan Chase & Co.	23,341	(20,325)	—	—	3,016
Morgan Stanley	24,035	(24,035)	—	—	—
NatWest Markets Plc	2,029	(2,029)	—	—	—
Nomura International	3,285	—	—	—	3,285
Societe Generale Group	6,600	(449)	—	—	6,151
Standard Chartered Bank	5,554	(3,585)	—	—	1,969
State Street Global Markets LLC	30,214	(545)	—	—	29,669
UBS AG	21,829	(21,829)	—	—	—
Wells Fargo Bank NA	21,938	—	—	—	21,938
Total	$488,243	$(399,167)	$—	$—	$89,076

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(814)	$—	$—	$—	$(814)
Bank of America Securities LLC	(54,658)	48,676	—	—	(5,982)
Barclays	(28,000)	28,000	—	—	—
BNP Paribas Securities Services	(3,225)	3,225	—	—	—
Citibank NA	(59,804)	55,107	—	—	(4,697)
Deutsche Bank Securities, Inc.	(169,793)	113,199	—	—	(56,594)
Goldman Sachs & Co.	(78,715)	78,163	—	—	(552)
JP Morgan Chase & Co.	(20,325)	20,325	—	—	—
Morgan Stanley	(30,416)	24,035	—	6,381	—
NatWest Markets Plc	(2,487)	2,029	—	—	(458)
RBC Dominion Securities, Inc.	(73,070)	—	—	—	(73,070)
Societe Generale Group	(449)	449	—	—	—
Standard Chartered Bank	(3,585)	3,585	—	—	—
State Street Global Markets LLC	(545)	545	—	—	—
UBS AG	(23,409)	21,829	—	—	(1,580)
Total	$(549,295)	$399,167	$—	$6,381	$(143,747)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$718,813	$(25,714)
Futures contracts	—	(128,780)
Swap contracts	—	(749,199)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	718,813	(903,693)
Derivatives not subject to a MNA	—	306,546
Total gross amount of assets and liabilities subject to MNA or similar agreements	$718,813	$(597,147)

230

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$355	$(355)	$—	$—	$—
Credit Agricole CIB	12,363	—	—	—	12,363
Deutsche Bank Securities, Inc.	706,095	—	—	—	706,095
Total	$718,813	$(355)	$—	$—	$718,458

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(8,991)	$355	$—	$—	$(8,636)
BNP Paribas Securities Services	(143,372)	—	—	143,372	—
Morgan Stanley	(430,913)	—	—	430,000	(913)
UBS AG	(13,871)	—	—	—	(13,871)
Total	$(597,147)	$355	$—	$573,372	$(23,420)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$60,891	$(11,567)
Futures contracts	—	(24,487)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	60,891	(36,054)
Derivatives not subject to a MNA	—	24,487
Total gross amount of assets and liabilities subject to MNA or similar agreements	$60,891	$(11,567)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$60,891	$—	$—	$—	$60,891
Total	$60,891	$—	$—	$—	$60,891

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(11,567)	$—	$—	$—	$(11,567)
Total	$(11,567)	$—	$—	$—	$(11,567)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$20,336	$—
Foreign currency contracts	155,691	(140,903)
Futures contracts	161,441	(166,305)
Swap contracts	2,595,273	(55,482)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,932,741	(362,690)
Derivatives not subject to a MNA	(802,643)	166,305
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,130,098	$(196,385)

231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$1,084,166	$—	$—	$—	$1,084,166
BNP Paribas Securities Services	13,512	(13,512)	—	—	—
Citibank NA	869,905	(54,235)	—	(815,670)	—
Deutsche Bank Securities, Inc.	50,852	—	—	—	50,852
JP Morgan Chase & Co.	40,050	(40,050)	—	—	—
Morgan Stanley	20,336	(1,596)	—	(10,000)	8,740
State Street Global Markets LLC	2,908	(2,908)	—	—	—
UBS AG	15,771	(11,491)	—	—	4,280
Westpac International	32,598	—	—	—	32,598
Total	$2,130,098	$(123,792)	$—	$(825,670)	$1,180,636

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(3,600)	$—	$—	$—	$(3,600)
BNP Paribas Securities Services	(52,411)	13,512	—	—	(38,899)
Citibank NA	(54,235)	54,235	—	—	—
JP Morgan Chase & Co.	(66,211)	40,050	—	—	(26,161)
Morgan Stanley	(1,596)	1,596	—	—	—
State Street Global Markets LLC	(6,841)	2,908	—	—	(3,933)
UBS AG	(11,491)	11,491	—	—	—
Total	$(196,385)	$123,792	$—	$—	$(72,593)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Low Duration High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,039	$—
Futures contracts	93,760	(24,537)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	94,799	(24,537)
Derivatives not subject to a MNA	(93,760)	24,537
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,039	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$1,039	$—	$—	$—	$1,039
Total	$1,039	$—	$—	$—	$1,039

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Core Fixed Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$236,320	$(66,451)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	236,320	(66,451)
Derivatives not subject to a MNA	(236,320)	66,451
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$278,752	$(278,233)
Swap contracts	2,036	(805)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	280,788	(279,038)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$280,788	$(279,038)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$130,861	$(62,655)	$—	$—	$68,206
Citibank NA	41,960	(33,687)	—	—	8,273
JP Morgan Chase & Co.	54,070	(54,070)	—	—	—
Morgan Stanley	32,153	(32,153)	—	—	—
State Street Global Markets LLC	3,080	—	—	—	3,080
UBS AG	18,664	(18,664)	—	—	—
Total	$280,788	$(201,229)	$—	$—	$79,559

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(62,655)	$62,655	$—	$—	$—
Citibank NA	(33,687)	33,687	—	—	—
JP Morgan Chase & Co.	(64,004)	54,070	—	—	(9,934)
Morgan Stanley	(41,269)	32,153	—	—	(9,116)
UBS AG	(77,423)	18,664	—	—	(58,759)
Total	$(279,038)	$201,229	$—	$—	$(77,809)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$82,159	$(161,248)
Futures contracts	381,229	(3,138,306)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	463,388	(3,299,554)
Derivatives not subject to a MNA	(381,229)	3,138,306
Total gross amount of assets and liabilities subject to MNA or similar agreements	$82,159	$(161,248)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$82,159	$(82,159)	$—	$—	$—
Total	$82,159	$(82,159)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(161,248)	$82,159	$—	$—	$(79,089)
Total	$(161,248)	$82,159	$—	$—	$(79,089)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,886,173	$(8,224,431)
Futures contracts	13,356,442	(3,630,814)
Swap contracts	10,109,329	(2,542,409)
Written options	—	(6,059,869)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	26,351,944	(20,457,523)
Derivatives not subject to a MNA	(23,465,771)	6,173,223
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,886,173	$(14,284,300)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$36,793	$(36,793)	$—	$—	$—
Barclays	87,513	(87,513)	—	—	—
Citibank NA	24,515	(24,515)	—	—	—
Deutsche Bank Securities, Inc.	815,834	(815,834)	—	—	—
Goldman Sachs & Co.	112,701	(112,701)	—	—	—
JP Morgan Chase & Co.	1,021,436	(105,547)	—	—	915,889
Morgan Stanley	23,888	(10,072)	—	—	13,816
Societe Generale Group	196,084	—	—	—	196,084
Standard Chartered Bank	67,756	(67,756)	—	—	—
State Street Global Markets LLC	204,782	(204,782)	—	—	—
UBS AG	255,047	—	—	—	255,047
Wells Fargo Bank NA	39,824	—	—	—	39,824
Total	$2,886,173	$(1,465,513)	$—	$—	$1,420,660

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(6,321,570)	$36,793	$4,353,400	$—	$(1,931,377)
Barclays	(118,835)	87,513	—	—	(31,322)
BNP Paribas Securities Services	(188,835)	—	—	—	(188,835)
Citibank NA	(114,286)	24,515	—	—	(89,771)
Commonwealth Bank of Australia	(80)	—	—	—	(80)
Deutsche Bank Securities, Inc.	(4,542,699)	815,834	36,744	—	(3,690,121)
Goldman Sachs & Co.	(597,042)	112,701	279,576	—	(204,765)
JP Morgan Chase & Co.	(105,547)	105,547	—	—	—
Morgan Stanley	(10,072)	10,072	—	—	—
NatWest Markets Plc	(747,276)	—	—	—	(747,276)
Standard Chartered Bank	(871,165)	67,756	—	—	(803,409)
State Street Global Markets LLC	(666,893)	204,782	—	—	(462,111)
Total	$(14,284,300)	$1,465,513	$4,669,720	$—	$(8,149,067)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$81,631	$(2,332,326)
Futures contracts	2,386,511	(2,252,855)
Swap contracts	10,244,747	(3,115,020)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	12,712,889	(7,700,201)
Derivatives not subject to a MNA	(12,631,258)	5,367,875
Total gross amount of assets and liabilities subject to MNA or similar agreements	$81,631	$(2,332,326)

234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$81,631	$—	$—	$—	$81,631
Total	$81,631	$—	$—	$—	$81,631

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(9,168)	$—	$9,168	$—	$—
Deutsche Bank Securities, Inc.	(1,966,939)	—	—	—	(1,966,939)
Goldman Sachs & Co.	(356,219)	—	—	300,000	(56,219)
Total	$(2,332,326)	$—	$9,168	$300,000	$(2,023,158)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$123,856,766	$(149,370,617)
Futures contracts	7,028,360	(12,132,399)
Purchased options	12,250,017	—
Swap contracts	11,037,520	(7,758,544)
Written options	—	(1,699,014)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	154,172,663	(170,960,574)
Derivatives not subject to a MNA	(21,619,457)	21,589,957
Total gross amount of assets and liabilities subject to MNA or similar agreements	$132,553,206	$(149,370,617)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$42,610	$(42,610)	$—	$—	$—
Bank of America Securities LLC	8,707,869	(3,277,278)	—	—	5,430,591
Barclays	42,391,560	(42,391,560)	—	—	—
BNP Paribas Securities Services	8,834,872	(8,834,872)	—	—	—
Canadian Imperial Bank of Commerce	230,023	(230,023)	—	—	—
Citibank NA	5,126,150	(5,126,150)	—	—	—
Credit Agricole CIB	373,773	(373,773)	—	—	—
Deutsche Bank Securities, Inc.	21,296,197	(8,739,512)	—	—	12,556,685
Goldman Sachs & Co.	7,060,142	(4,417,853)	—	(1,430,000)	1,212,289
JP Morgan Chase & Co.	10,277,024	(8,418,115)	—	—	1,858,909
Morgan Stanley	10,989,553	(10,028,794)	—	—	960,759
Nomura International	1,189,379	(304,613)	—	—	884,766
RBC Dominion Securities, Inc.	5,488,338	(5,488,338)	—	—	—
Societe Generale Group	117,214	(117,214)	—	—	—
Standard Chartered Bank	224,552	(224,552)	—	—	—
State Street Global Markets LLC	2,142,336	(2,142,336)	—	—	—
Toronto-Dominion Bank	1,339,175	(921,382)	—	—	417,793
UBS AG	5,841,742	(5,841,742)	—	—	—
Wells Fargo Bank NA	305,627	(305,627)	—	—	—
Westpac International	575,070	(318,226)	—	—	256,844
Total	$132,553,206	$(107,544,570)	$—	$(1,430,000)	$23,578,636

235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(96,261)	$42,610	$—	$—	$(53,651)
Bank of America Securities LLC	(3,277,278)	3,277,278	—	—	—
Barclays	(42,563,407)	42,391,560	—	—	(171,847)
BNP Paribas Securities Services	(15,637,983)	8,834,872	3,832,000	—	(2,971,111)
Canadian Imperial Bank of Commerce	(9,784,319)	230,023	—	—	(9,554,296)
Citibank NA	(14,979,278)	5,126,150	359,000	—	(9,494,128)
Commonwealth Bank of Australia	(281,099)	—	—	—	(281,099)
Credit Agricole CIB	(467,225)	373,773	—	—	(93,452)
Deutsche Bank Securities, Inc.	(8,739,512)	8,739,512	—	—	—
Goldman Sachs & Co.	(4,417,853)	4,417,853	—	—	—
JP Morgan Chase & Co.	(8,418,115)	8,418,115	—	—	—
Morgan Stanley	(10,028,794)	10,028,794	—	—	—
NatWest Markets Plc	(288,696)	—	—	—	(288,696)
Nomura International	(304,613)	304,613	—	—	—
RBC Dominion Securities, Inc.	(14,345,430)	5,488,338	—	—	(8,857,092)
Societe Generale Group	(1,290,444)	117,214	—	—	(1,173,230)
Standard Chartered Bank	(590,337)	224,552	—	—	(365,785)
State Street Global Markets LLC	(4,391,124)	2,142,336	—	—	(2,248,788)
Toronto-Dominion Bank	(921,382)	921,382	—	—	—
UBS AG	(6,022,201)	5,841,742	—	—	(180,459)
Wells Fargo Bank NA	(2,207,040)	305,627	—	—	(1,901,413)
Westpac International	(318,226)	318,226	—	—	—
Total	$(149,370,617)	$107,544,570	$4,191,000	$—	$(37,635,047)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$20,219,480	$56,943,511
Floating Rate Fund	41,026,361	584,448,414
High Yield Fund	4,041,142	37,038,670
Inflation Plus Fund	13,778,329	72,989,892
Low Duration High Income Fund	8,404,144	91,620,342
Municipal Opportunities Fund	31,964,085	51,566,916
Municipal Short Duration Fund	320,672	427,177
Core Fixed Income Fund*	12,100,755	14,985,587
Emerging Markets Multi-Sector Bond Fund*	12,565,887	6,881,241
Tax-Aware Bond Fund	15,262,520	14,721,007
Short Duration Fund	—	43,601,393
Strategic Income Fund*	142,456,232	327,232,319
Sustainable Municipal Bond Fund	2,915,697	3,031,597
Total Return Bond Fund	137,338,557	152,541,312
World Bond Fund	43,292,280	112,189,904

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Dynamic Bond Fund utilized $2,003,969, Emerging Markets Local Debt Fund utilized $201,807, Floating Rate Fund utilized $10,798,051, High Yield Fund utilized $747,634, Inflation Plus Fund utilized $1,800,948, Low Duration High Income Fund utilized $1,255,535, Municipal Opportunities Fund utilized $2,939,404, Municipal Short Duration Fund utilized $7,054, Emerging Markets Multi-Sector Bond Fund utilized $839,597, Tax-Aware Bond Fund utilized $705,393, Short Duration Fund utilized $1,864,701, Strategic Income Fund utilized $48,501,132, Sustainable Municipal Bond Fund utilized $72,520, Total Return Bond Fund utilized $34,492,374, and World Bond Fund utilized $14,613,122, of prior year capital loss carryforwards.

237

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	$2,218,932,120	$23,133,273	$(10,551,370)	$12,581,903
Emerging Markets Local Debt Fund	23,462,691	1,301,868	(1,558,374)	(256,506)
Floating Rate Fund	1,062,474,144	9,140,052	(62,868,671)	(53,728,619)
High Yield Fund	427,688,177	6,839,343	(14,669,379)	(7,830,036)
Inflation Plus Fund	321,476,782	3,439,147	(15,833,496)	(12,394,349)
Low Duration High Income Fund	145,819,895	1,641,324	(3,542,223)	(1,900,899)
Municipal Opportunities Fund	1,863,622,113	8,162,201	(55,285,871)	(47,123,670)
Municipal Short Duration Fund	36,062,569	74,049	(536,757)	(462,708)
Core Fixed Income Fund	80,519,475	1,081,458	(1,003,636)	77,822
Emerging Markets Multi-Sector Bond Fund	23,838,748	714,951	(1,018,994)	(304,043)
Tax-Aware Bond Fund	1,118,357,137	3,558,772	(41,967,856)	(38,409,084)
Short Duration Fund	1,927,081,175	23,100,731	(31,167,248)	(8,066,517)
Strategic Income Fund	3,985,091,740	94,731,330	(129,115,209)	(34,383,879)
Sustainable Municipal Bond Fund	78,723,597	215,753	(4,604,487)	(4,388,734)
Total Return Bond Fund	4,953,844,689	48,147,040	(266,503,364)	(218,356,324)
World Bond Fund	3,491,556,654	242,688,546	(247,327,720)	(4,639,174)
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Municipal Opportunities Fund, Municipal Short Duration Fund, Short Duration Fund, Strategic Income Fund, Sustainable Municipal Bond Fund, Total Return Bond Fund, and World Bond Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, and Tax-Aware Bond Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds, and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Dynamic Bond Fund	0.5500% on first $1 billion and;
0.5400% over $1 billion
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

238

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Low Duration High Income Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% over $5 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Core Fixed Income Fund	0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Emerging Markets Multi-Sector Bond Fund	0.4000% on first $1 billion and;
0.3900% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion

239

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	1.05%	1.85%	0.69%	N/A	N/A	0.70%	0.60%	0.70%	0.60%	N/A
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%	N/A
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%	N/A
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
Low Duration High Income Fund	1.00%	1.75%	0.75%	1.32%	1.02%	0.72%	N/A	0.72%	0.65%	N/A
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Core Fixed Income Fund	N/A	N/A	0.51%	1.06%	0.76%	0.46%	N/A	0.40%	0.36%	0.36%
Emerging Markets Multi-Sector Bond Fund	0.90%	1.70%	0.60%	1.17%	0.87%	0.57%	N/A	0.55%	0.45%	0.45%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	N/A	0.56%	0.46%	0.46%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A

(1)
Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return
Bond Fund extend beyond February 28, 2026. Please see the Funds’ statement of additional information for more information.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Dynamic Bond Fund	$174,210	$3,699
Emerging Markets Local Debt Fund	98	—
Floating Rate Fund	63,976	3,499
High Yield Fund	148,435	2,571
Inflation Plus Fund	7,390	370
Low Duration High Income Fund	7,667	101
Municipal Opportunities Fund	205,274	1,834
Municipal Short Duration Fund	13,395	—
Emerging Markets Multi-Sector Bond Fund	18	—
Tax-Aware Bond Fund	60,396	5,690
Short Duration Fund	176,429	27,391
Strategic Income Fund	166,109	5,541
Sustainable Municipal Bond Fund	5,491	—
Total Return Bond Fund	418,217	9,946
World Bond Fund	74,960	2,906

240

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination, as follows:
Fund	Class A	Class I
Inflation Plus Fund	0.125%	N/A
Short Duration Fund	0.098%	0.075%
Strategic Income Fund	N/A	0.108%
Total Return Bond Fund	N/A	0.065%

241

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A	Class I
Inflation Plus Fund	0.130%	N/A
Short Duration Fund	0.090%	0.068%
Strategic Income Fund	N/A	0.094%
Total Return Bond Fund	N/A	0.064%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	0.07%	0.10%	0.10%	N/A	N/A	0.12%	0.00%*	0.09%	0.00%*	N/A
Emerging Markets Local Debt Fund	0.16%	0.25%	0.11%	0.22%	0.16%	0.12%	N/A	0.08%	0.00%*	N/A
Floating Rate Fund	0.11%	0.12%	0.10%	0.22%	0.17%	0.12%	N/A	0.10%	0.00%*	N/A
High Yield Fund	0.16%	0.15%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
Inflation Plus Fund	0.13%	0.16%	0.14%	0.22%	0.17%	0.10%	N/A	0.11%	0.00%*	N/A
Low Duration High Income Fund	0.12%	0.14%	0.07%	0.15%	0.17%	0.10%	N/A	0.11%	0.00%*	N/A
Municipal Opportunities Fund	0.06%	0.10%	0.12%	N/A	N/A	N/A	N/A	0.10%	0.00%*	N/A
Municipal Short Duration Fund	0.06%	0.21%	0.11%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Core Fixed Income Fund	N/A	N/A	0.13%	0.22%	0.16%	0.12%	N/A	0.07%	0.00%*	0.00%*
Emerging Markets Multi-Sector Bond Fund	0.21%	0.25%	0.11%	0.22%	0.16%	0.12%	N/A	0.06%	0.00%*	0.00%*
Tax-Aware Bond Fund	0.07%	0.12%	0.11%	N/A	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Short Duration Fund	0.09%	0.11%	0.07%	0.20%	0.07%	0.12%	0.00%*	0.07%	0.00%*	N/A
Strategic Income Fund	0.12%	0.09%	0.09%	0.22%	0.17%	0.10%	0.00%*	0.11%	0.00%*	N/A
Sustainable Municipal Bond Fund	0.07%	0.16%	0.16%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Total Return Bond Fund	0.11%	0.25%	0.06%	0.22%	0.17%	0.12%	0.00%*	0.06%	0.00%*	N/A
World Bond Fund	0.14%	0.13%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of the Floating Rate Fund and the High Yield Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

242

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Dynamic Bond Fund	$5,638,934	$5,898,023	$—
Emerging Markets Local Debt Fund	—	—	—
Inflation Plus Fund	—	—	—
Low Duration High Income Fund	—	—	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Core Fixed Income Fund	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—
Tax-Aware Bond Fund	—	—	—
Short Duration Fund	—	—	—
Strategic Income Fund	—	—	—
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	—	—	—
World Bond Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	100%	55%	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	100%	100%	100%	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	1%	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*	N/A
Core Fixed Income Fund	N/A	N/A	1%	100%	100%	100%	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	29%	100%	100%	N/A	0%*	52%	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	5%	—	—
Short Duration Fund	—	—	—	—	—	0%*	1%	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	0%*	0%*	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	0%*	0%*	0%*	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	0%*	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*	N/A
Core Fixed Income Fund	N/A	N/A	0%*	0%*	0%*	0%*	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0%*	0%*	N/A	0%*	0%*	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	0%*	—	—
Short Duration Fund	—	—	—	—	—	0%*	0%*	—	—	N/A

*	Percentage rounds to zero.

243

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

As of April 30, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	29%
Core Fixed Income Fund	68%
Strategic Income Fund	2%
Total Return Bond Fund	1%
World Bond Fund	3%

*	As of April 30, 2025, affiliated funds of funds and the 529 plan was invested in Class F shares.
10.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Dynamic Bond Fund	$1,704,236,790	$1,376,969,057	$4,921,929,826	$4,065,950,821	$6,626,166,616	$5,442,919,878
Emerging Markets Local Debt Fund	12,526,673	18,872,787	271,455	—	12,798,128	18,872,787
Floating Rate Fund	210,616,743	338,447,499	—	—	210,616,743	338,447,499
High Yield Fund	92,697,760	93,142,273	—	—	92,697,760	93,142,273
Inflation Plus Fund	18,410,357	26,062,736	15,692,649	36,377,572	34,103,006	62,440,308
Low Duration High Income Fund	35,168,592	28,273,627	95,000	6,637,038	35,263,592	34,910,665
Municipal Opportunities Fund	316,425,842	337,815,545	—	30,000	316,425,842	337,845,545
Municipal Short Duration Fund	3,361,836	4,388,514	—	—	3,361,836	4,388,514
Core Fixed Income Fund	22,121,168	28,540,712	40,648,318	40,927,960	62,769,486	69,468,672
Emerging Markets Multi-Sector Bond Fund	16,276,545	15,097,287	—	—	16,276,545	15,097,287
Tax-Aware Bond Fund	208,873,070	378,241,607	199,266,307	179,954,539	408,139,377	558,196,146
Short Duration Fund	376,093,694	468,870,350	376,542,321	167,774,533	752,636,015	636,644,883
Strategic Income Fund	1,621,123,495	878,951,847	467,302,506	420,840,867	2,088,426,001	1,299,792,714
Sustainable Municipal Bond Fund	7,666,200	16,912,288	—	—	7,666,200	16,912,288
Total Return Bond Fund	698,363,988	843,098,790	1,011,491,886	496,921,487	1,709,855,874	1,340,020,277
World Bond Fund	1,461,381,217	1,271,316,867	47,477,883	100,445,151	1,508,859,100	1,371,762,018
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Dynamic Bond Fund
Class A
Shares Sold	3,068,871	$31,318,856	2,883,844	$29,622,066
Shares Issued for Reinvested Dividends	116,775	1,194,106	42,619	437,205
Shares Redeemed	(587,094)	(5,981,464)	(336,125)	(3,426,477)
Net Increase (Decrease)	2,598,552	26,531,498	2,590,338	26,632,794
Class C
Shares Sold	467,244	$4,775,071	987,495	$10,095,842
Shares Issued for Reinvested Dividends	29,299	299,470	17,414	178,046
Shares Redeemed	(127,841)	(1,300,047)	(149,136)	(1,512,397)
Net Increase (Decrease)	368,702	3,774,494	855,773	8,761,491

244

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	94,275,915	$961,658,493	110,580,307	$1,129,628,599
Shares Issued for Reinvested Dividends	4,089,266	41,767,317	2,195,694	22,477,449
Shares Redeemed	(25,597,319)	(261,143,556)	(12,046,845)	(123,450,361)
Net Increase (Decrease)	72,767,862	742,282,254	100,729,156	1,028,655,687
Class R5
Shares Issued for Reinvested Dividends	307	$3,129	2,513	$25,420
Shares Redeemed	—	—	(99,577)	(1,007,723)
Net Increase (Decrease)	307	3,129	(97,064)	(982,303)
Class R6
Shares Sold	318	$3,236	8,012	$81,431
Shares Issued for Reinvested Dividends	564	5,753	2,799	28,316
Shares Redeemed	(27)	(272)	(99,945)	(1,010,446)
Net Increase (Decrease)	855	8,717	(89,134)	(900,699)
Class Y
Shares Sold	2,363,710	$24,218,199	5,013,951	$51,131,661
Shares Issued for Reinvested Dividends	142,072	1,450,263	104,537	1,065,834
Shares Redeemed	(915,158)	(9,346,654)	(1,902,887)	(19,371,924)
Net Increase (Decrease)	1,590,624	16,321,808	3,215,601	32,825,571
Class F
Shares Sold	19,681,021	$200,351,313	8,382,416	$86,652,357
Shares Issued for Reinvested Dividends	482,255	4,916,021	76,795	785,375
Shares Redeemed	(2,175,755)	(22,134,620)	(4,796,621)	(48,261,706)
Net Increase (Decrease)	17,987,521	183,132,714	3,662,590	39,176,026
Total Net Increase (Decrease)	95,314,423	$972,054,614	110,867,260	$1,134,168,567
Emerging Markets Local Debt Fund
Class A
Shares Sold	300,653	$1,385,710	644,533	$3,023,551
Shares Issued for Reinvested Dividends	36,394	166,736	50,460	236,655
Shares Redeemed	(89,124)	(405,711)	(138,222)	(649,722)
Net Increase (Decrease)	247,923	1,146,735	556,771	2,610,484
Class C
Shares Sold	4,099	$19,001	637	$3,000
Shares Issued for Reinvested Dividends	1,446	6,658	4,518	21,238
Shares Redeemed	(31,126)	(144,507)	(33,053)	(156,673)
Net Increase (Decrease)	(25,581)	(118,848)	(27,898)	(132,435)
Class I
Shares Sold	75,666	$343,442	690,485	$3,246,652
Shares Issued for Reinvested Dividends	24,692	111,704	58,749	273,917
Shares Redeemed	(300,292)	(1,352,994)	(1,276,052)	(5,932,599)
Net Increase (Decrease)	(199,934)	(897,848)	(526,818)	(2,412,030)
Class R3
Shares Issued for Reinvested Dividends	52	$238	111	$523
Net Increase (Decrease)	52	238	111	523
Class R4
Shares Sold	—	$—	1	$—
Shares Issued for Reinvested Dividends	62	286	121	567
Net Increase (Decrease)	62	286	122	567
Class R5
Shares Issued for Reinvested Dividends	84	$361	146	$649
Net Increase (Decrease)	84	361	146	649
Class Y
Shares Sold	17,423	$77,600	806,329	$3,729,214
Shares Issued for Reinvested Dividends	63,425	284,558	202,737	938,296
Shares Redeemed	(572,121)	(2,572,235)	(1,604,495)	(7,371,921)
Net Increase (Decrease)	(491,273)	(2,210,077)	(595,429)	(2,704,411)

245

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	62,316	$283,284	50,932	$237,807
Shares Issued for Reinvested Dividends	26,741	121,002	48,256	225,190
Shares Redeemed	(69,112)	(313,013)	(173,213)	(807,985)
Net Increase (Decrease)	19,945	91,273	(74,025)	(344,988)
Total Net Increase (Decrease)	(448,722)	$(1,987,880)	(667,020)	$(2,981,641)
Floating Rate Fund
Class A
Shares Sold	2,052,741	$16,091,855	3,669,084	$28,917,726
Shares Issued for Reinvested Dividends	2,052,411	16,080,664	5,146,092	40,545,283
Shares Redeemed	(6,840,873)	(53,613,114)	(17,518,202)	(137,955,301)
Net Increase (Decrease)	(2,735,721)	(21,440,595)	(8,703,026)	(68,492,292)
Class C
Shares Sold	414,802	$3,297,918	650,654	$5,182,389
Shares Issued for Reinvested Dividends	141,159	1,120,087	384,421	3,065,999
Shares Redeemed	(1,217,581)	(9,641,542)	(2,724,901)	(21,715,699)
Net Increase (Decrease)	(661,620)	(5,223,537)	(1,689,826)	(13,467,311)
Class I
Shares Sold	7,567,772	$58,770,425	26,850,755	$209,408,192
Shares Issued for Reinvested Dividends	1,867,923	14,456,599	4,472,768	34,858,658
Shares Redeemed	(20,309,083)	(156,358,134)	(30,962,049)	(241,359,096)
Net Increase (Decrease)	(10,873,388)	(83,131,110)	361,474	2,907,754
Class R3
Shares Sold	5,219	$41,374	16,157	$128,467
Shares Issued for Reinvested Dividends	8,429	66,710	24,902	197,925
Shares Redeemed	(140,873)	(1,122,275)	(19,909)	(158,341)
Net Increase (Decrease)	(127,225)	(1,014,191)	21,150	168,051
Class R4
Shares Sold	14,443	$112,514	55,738	$436,937
Shares Issued for Reinvested Dividends	7,729	60,494	19,661	154,733
Shares Redeemed	(39,529)	(311,331)	(62,866)	(493,558)
Net Increase (Decrease)	(17,357)	(138,323)	12,533	98,112
Class R5
Shares Sold	2,542	$19,697	51,597	$402,067
Shares Issued for Reinvested Dividends	5,593	43,323	14,208	110,844
Shares Redeemed	(5,285)	(40,690)	(104,553)	(816,458)
Net Increase (Decrease)	2,850	22,330	(38,748)	(303,547)
Class Y
Shares Sold	962,827	$7,466,251	2,178,866	$16,926,708
Shares Issued for Reinvested Dividends	174,923	1,348,988	402,742	3,127,212
Shares Redeemed	(1,395,247)	(10,772,476)	(3,274,823)	(25,375,593)
Net Increase (Decrease)	(257,497)	(1,957,237)	(693,215)	(5,321,673)
Class F
Shares Sold	427,434	$3,302,707	1,079,200	$8,373,809
Shares Issued for Reinvested Dividends	190,534	1,467,274	537,020	4,165,065
Shares Redeemed	(2,757,169)	(21,174,835)	(6,180,718)	(47,926,247)
Net Increase (Decrease)	(2,139,201)	(16,404,854)	(4,564,498)	(35,387,373)
Total Net Increase (Decrease)	(16,809,159)	$(129,287,517)	(15,294,156)	$(119,798,279)
High Yield Fund
Class A
Shares Sold	2,403,945	$16,833,179	5,282,797	$36,463,536
Shares Issued for Reinvested Dividends	1,027,471	7,193,619	1,946,388	13,493,459
Shares Redeemed	(3,235,946)	(22,612,701)	(6,524,766)	(45,029,453)
Net Increase (Decrease)	195,470	1,414,097	704,419	4,927,542

246

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Shares Sold	40,961	$287,498	197,784	$1,357,177
Shares Issued for Reinvested Dividends	31,996	223,430	70,339	486,134
Shares Redeemed	(228,619)	(1,590,646)	(560,239)	(3,855,449)
Net Increase (Decrease)	(155,662)	(1,079,718)	(292,116)	(2,012,138)
Class I
Shares Sold	895,147	$6,223,138	2,704,533	$18,602,211
Shares Issued for Reinvested Dividends	154,409	1,073,783	305,145	2,104,124
Shares Redeemed	(896,976)	(6,234,704)	(2,537,075)	(17,577,584)
Net Increase (Decrease)	152,580	1,062,217	472,603	3,128,751
Class R3
Shares Sold	12,658	$88,838	28,400	$196,357
Shares Issued for Reinvested Dividends	5,260	36,850	11,313	78,463
Shares Redeemed	(45,766)	(321,670)	(58,154)	(398,809)
Net Increase (Decrease)	(27,848)	(195,982)	(18,441)	(123,989)
Class R4
Shares Sold	3,789	$26,638	20,041	$137,325
Shares Issued for Reinvested Dividends	2,905	20,419	8,122	56,410
Shares Redeemed	(87,334)	(613,337)	(13,044)	(90,278)
Net Increase (Decrease)	(80,640)	(566,280)	15,119	103,457
Class R5
Shares Sold	9,857	$67,238	10,304	$70,205
Shares Issued for Reinvested Dividends	2,365	16,380	5,863	40,202
Shares Redeemed	(37,548)	(260,722)	(20,704)	(141,626)
Net Increase (Decrease)	(25,326)	(177,104)	(4,537)	(31,219)
Class R6
Shares Sold	4,667	$31,910	177,195	$1,187,018
Shares Issued for Reinvested Dividends	4,222	28,846	8,395	56,991
Shares Redeemed	(19,885)	(134,363)	(60,315)	(408,540)
Net Increase (Decrease)	(10,996)	(73,607)	125,275	835,469
Class Y
Shares Sold	237,959	$1,643,178	863,240	$5,776,030
Shares Issued for Reinvested Dividends	4,956	34,053	12,674	85,976
Shares Redeemed	(261,616)	(1,807,005)	(1,188,443)	(8,024,147)
Net Increase (Decrease)	(18,701)	(129,774)	(312,529)	(2,162,141)
Class F
Shares Sold	2,268,691	$15,663,618	5,658,821	$38,655,325
Shares Issued for Reinvested Dividends	657,888	4,540,970	1,149,251	7,875,368
Shares Redeemed	(2,241,367)	(15,420,053)	(3,992,577)	(27,269,041)
Net Increase (Decrease)	685,212	4,784,535	2,815,495	19,261,652
Total Net Increase (Decrease)	714,089	$5,038,384	3,505,288	$23,927,384
Inflation Plus Fund
Class A
Shares Sold	344,298	$3,469,224	485,406	$4,779,239
Shares Issued for Reinvested Dividends	175,769	1,771,379	396,330	3,899,240
Shares Redeemed	(1,431,670)	(14,331,249)	(3,820,536)	(37,887,495)
Net Increase (Decrease)	(911,603)	(9,090,646)	(2,938,800)	(29,209,016)
Class C
Shares Sold	37,819	$365,400	82,745	$792,729
Shares Issued for Reinvested Dividends	7,103	68,696	20,140	189,691
Shares Redeemed	(207,946)	(1,998,135)	(487,689)	(4,622,893)
Net Increase (Decrease)	(163,024)	(1,564,039)	(384,804)	(3,640,473)
Class I
Shares Sold	264,816	$2,722,914	920,547	$9,253,234
Shares Issued for Reinvested Dividends	31,432	324,340	89,672	903,937
Shares Redeemed	(796,680)	(8,121,658)	(1,929,896)	(19,606,769)
Net Increase (Decrease)	(500,432)	(5,074,404)	(919,677)	(9,449,598)

247

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	180,813	$1,765,869	445,187	$4,311,094
Shares Issued for Reinvested Dividends	28,712	282,570	66,183	635,054
Shares Redeemed	(471,582)	(4,613,202)	(687,696)	(6,651,971)
Net Increase (Decrease)	(262,057)	(2,564,763)	(176,326)	(1,705,823)
Class R4
Shares Sold	70,133	$705,371	137,920	$1,364,320
Shares Issued for Reinvested Dividends	5,308	53,578	10,593	104,372
Shares Redeemed	(70,784)	(711,990)	(112,317)	(1,120,909)
Net Increase (Decrease)	4,657	46,959	36,196	347,783
Class R5
Shares Sold	229,963	$2,362,969	264,010	$2,691,516
Shares Issued for Reinvested Dividends	7,855	80,838	8,375	84,150
Shares Redeemed	(85,720)	(880,798)	(106,388)	(1,088,111)
Net Increase (Decrease)	152,098	1,563,009	165,997	1,687,555
Class Y
Shares Sold	452,361	$4,692,373	59,104	$601,908
Shares Issued for Reinvested Dividends	26,197	271,368	49,435	499,867
Shares Redeemed	(155,839)	(1,601,504)	(299,703)	(3,049,170)
Net Increase (Decrease)	322,719	3,362,237	(191,164)	(1,947,395)
Class F
Shares Sold	1,675,935	$17,252,756	3,257,517	$33,154,108
Shares Issued for Reinvested Dividends	171,676	1,772,262	344,805	3,478,008
Shares Redeemed	(2,285,240)	(23,488,331)	(4,964,688)	(50,399,516)
Net Increase (Decrease)	(437,629)	(4,463,313)	(1,362,366)	(13,767,400)
Total Net Increase (Decrease)	(1,795,271)	$(17,784,960)	(5,770,944)	$(57,684,367)
Low Duration High Income Fund
Class A
Shares Sold	611,447	$5,487,793	657,855	$5,885,024
Shares Issued for Reinvested Dividends	206,982	1,859,352	494,112	4,423,877
Shares Redeemed	(611,687)	(5,488,195)	(2,095,535)	(18,762,582)
Net Increase (Decrease)	206,742	1,858,950	(943,568)	(8,453,681)
Class C
Shares Sold	28,963	$263,508	84,513	$765,727
Shares Issued for Reinvested Dividends	21,128	191,985	65,874	596,304
Shares Redeemed	(307,492)	(2,790,342)	(454,904)	(4,120,506)
Net Increase (Decrease)	(257,401)	(2,334,849)	(304,517)	(2,758,475)
Class I
Shares Sold	931,649	$8,246,027	2,452,360	$21,668,148
Shares Issued for Reinvested Dividends	209,401	1,857,463	842,013	7,464,676
Shares Redeemed	(968,166)	(8,578,175)	(16,159,531)	(143,250,893)
Net Increase (Decrease)	172,884	1,525,315	(12,865,158)	(114,118,069)
Class R3
Shares Sold	8,251	$74,665	15,183	$136,582
Shares Issued for Reinvested Dividends	289	2,604	193	1,741
Shares Redeemed	(3,851)	(34,703)	(11,208)	(101,006)
Net Increase (Decrease)	4,689	42,566	4,168	37,317
Class R4
Shares Sold	168	$1,507	1,746	$15,596
Shares Issued for Reinvested Dividends	220	1,978	546	4,883
Shares Redeemed	(3,747)	(33,673)	(31,464)	(282,547)
Net Increase (Decrease)	(3,359)	(30,188)	(29,172)	(262,068)
Class R5
Shares Sold	122,637	$1,075,706	139,987	$1,236,813
Shares Issued for Reinvested Dividends	34,719	307,460	85,937	760,514
Shares Redeemed	(36,774)	(325,078)	(419,782)	(3,719,509)
Net Increase (Decrease)	120,582	1,058,088	(193,858)	(1,722,182)

248

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	97,007	$858,434	315,375	$2,795,444
Shares Issued for Reinvested Dividends	17,312	153,479	105,164	932,693
Shares Redeemed	(80,026)	(706,996)	(2,635,690)	(23,351,814)
Net Increase (Decrease)	34,293	304,917	(2,215,151)	(19,623,677)
Class F
Shares Sold	122,136	$1,083,709	160,318	$1,421,885
Shares Issued for Reinvested Dividends	69,059	612,393	160,444	1,422,671
Shares Redeemed	(176,419)	(1,562,111)	(713,091)	(6,324,746)
Net Increase (Decrease)	14,776	133,991	(392,329)	(3,480,190)
Total Net Increase (Decrease)	293,206	$2,558,790	(16,939,585)	$(150,381,025)
Municipal Opportunities Fund
Class A
Shares Sold	4,414,925	$36,674,202	9,212,706	$76,705,596
Shares Issued for Reinvested Dividends	723,264	6,020,167	1,383,685	11,527,879
Shares Redeemed	(5,340,288)	(44,334,110)	(9,572,946)	(79,411,947)
Net Increase (Decrease)	(202,099)	(1,639,741)	1,023,445	8,821,528
Class C
Shares Sold	77,131	$641,718	210,900	$1,762,873
Shares Issued for Reinvested Dividends	20,455	170,543	51,319	427,821
Shares Redeemed	(600,466)	(4,996,353)	(984,738)	(8,187,374)
Net Increase (Decrease)	(502,880)	(4,184,092)	(722,519)	(5,996,680)
Class I
Shares Sold	20,333,215	$168,945,751	38,806,417	$322,244,172
Shares Issued for Reinvested Dividends	1,925,564	16,032,681	3,619,506	30,163,241
Shares Redeemed	(30,996,447)	(256,589,549)	(34,026,505)	(282,188,243)
Net Increase (Decrease)	(8,737,668)	(71,611,117)	8,399,418	70,219,170
Class Y
Shares Sold	202,337	$1,670,717	1,043,910	$8,627,474
Shares Issued for Reinvested Dividends	32,955	274,331	62,746	522,661
Shares Redeemed	(252,652)	(2,096,198)	(447,721)	(3,725,041)
Net Increase (Decrease)	(17,360)	(151,150)	658,935	5,425,094
Class F
Shares Sold	10,020,487	$83,093,215	21,162,345	$175,727,221
Shares Issued for Reinvested Dividends	850,633	7,070,957	1,430,885	11,907,119
Shares Redeemed	(6,611,958)	(54,707,833)	(12,217,041)	(101,328,917)
Net Increase (Decrease)	4,259,162	35,456,339	10,376,189	86,305,423
Total Net Increase (Decrease)	(5,200,845)	$(42,129,761)	19,735,468	$164,774,535
Municipal Short Duration Fund
Class A
Shares Sold	592,026	$5,864,870	553,511	$5,437,312
Shares Issued for Reinvested Dividends	33,543	332,713	52,892	521,263
Shares Redeemed	(446,412)	(4,425,233)	(823,696)	(8,102,476)
Net Increase (Decrease)	179,157	1,772,350	(217,293)	(2,143,901)
Class C
Shares Sold	—	$—	8,437	$82,854
Shares Issued for Reinvested Dividends	196	1,948	361	3,559
Shares Redeemed	(4,613)	(45,847)	(31,817)	(312,041)
Net Increase (Decrease)	(4,417)	(43,899)	(23,019)	(225,628)
Class I
Shares Sold	15,415	$152,348	41,129	$403,068
Shares Issued for Reinvested Dividends	5,343	52,756	9,115	89,434
Shares Redeemed	(25,638)	(253,871)	(116,877)	(1,144,705)
Net Increase (Decrease)	(4,880)	(48,767)	(66,633)	(652,203)

249

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	79,744	$788,322	162,611	$1,587,236
Shares Issued for Reinvested Dividends	8,492	83,862	15,339	150,553
Shares Redeemed	(109,439)	(1,082,946)	(336,918)	(3,308,723)
Net Increase (Decrease)	(21,203)	(210,762)	(158,968)	(1,570,934)
Total Net Increase (Decrease)	148,657	$1,468,922	(465,913)	$(4,592,666)
Core Fixed Income Fund
Class I
Shares Sold	66,455	$563,561	171,589	$1,449,302
Shares Issued for Reinvested Dividends	4,095	34,944	10,186	87,284
Shares Redeemed	(59,314)	(507,977)	(135,864)	(1,162,224)
Net Increase (Decrease)	11,236	90,528	45,911	374,362
Class R3
Shares Issued for Reinvested Dividends	20	$177	42	$362
Net Increase (Decrease)	20	177	42	362
Class R4
Shares Issued for Reinvested Dividends	23	$195	46	$395
Net Increase (Decrease)	23	195	46	395
Class R5
Shares Issued for Reinvested Dividends	25	$213	50	$429
Net Increase (Decrease)	25	213	50	429
Class Y
Shares Sold	77,953	$669,916	169,682	$1,460,734
Shares Issued for Reinvested Dividends	13,780	117,377	26,596	227,493
Shares Redeemed	(56,081)	(480,436)	(166,871)	(1,423,512)
Net Increase (Decrease)	35,652	306,857	29,407	264,715
Class F
Shares Sold	1,849,512	$15,751,603	1,833,189	$15,854,279
Shares Issued for Reinvested Dividends	165,097	1,406,534	361,457	3,093,056
Shares Redeemed	(3,393,320)	(28,633,357)	(2,711,094)	(23,006,740)
Net Increase (Decrease)	(1,378,711)	(11,475,220)	(516,448)	(4,059,405)
Class SDR
Shares Sold	384,852	$3,283,094	2,350,852	$19,685,978
Shares Issued for Reinvested Dividends	746	6,345	51,701	442,945
Shares Redeemed	(10,202)	(86,648)	(11,553,849)	(97,722,446)
Net Increase (Decrease)	375,396	3,202,791	(9,151,296)	(77,593,523)
Total Net Increase (Decrease)	(956,359)	$(7,874,459)	(9,592,288)	$(81,012,665)
Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	34,985	$249,109	53,340	$378,660
Shares Issued for Reinvested Dividends	7,180	50,162	12,335	86,655
Shares Redeemed	(4,788)	(34,081)	(57,427)	(400,429)
Net Increase (Decrease)	37,377	265,190	8,248	64,886
Class C
Shares Sold	—	$—	3,116	$21,474
Shares Issued for Reinvested Dividends	272	1,895	717	5,026
Shares Redeemed	(1,393)	(9,567)	(16,038)	(112,603)
Net Increase (Decrease)	(1,121)	(7,672)	(12,205)	(86,103)
Class I
Shares Sold	1,420	$10,000	51,458	$361,444
Shares Issued for Reinvested Dividends	10,406	72,478	27,374	191,765
Shares Redeemed	(97,236)	(686,815)	(219,858)	(1,545,568)
Net Increase (Decrease)	(85,410)	(604,337)	(141,026)	(992,359)

250

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	50	$355	322	$2,252
Shares Issued for Reinvested Dividends	191	1,334	300	2,110
Shares Redeemed	(7)	(48)	(11)	(76)
Net Increase (Decrease)	234	1,641	611	4,286
Class R4
Shares Issued for Reinvested Dividends	60	$413	96	$682
Net Increase (Decrease)	60	413	96	682
Class R5
Shares Issued for Reinvested Dividends	63	$438	103	$726
Net Increase (Decrease)	63	438	103	726
Class Y
Shares Sold	—	$—	9,615	$67,305
Shares Issued for Reinvested Dividends	17,992	125,322	29,706	208,342
Shares Redeemed	(2,880)	(20,534)	(5,875)	(42,408)
Net Increase (Decrease)	15,112	104,788	33,446	233,239
Class F
Shares Issued for Reinvested Dividends	155	$994	252	$1,638
Net Increase (Decrease)	155	994	252	1,638
Class SDR
Shares Sold	36,752	$260,335	99,372	$692,440
Shares Issued for Reinvested Dividends	95,830	667,518	156,674	1,098,938
Shares Redeemed	(66,823)	(469,763)	(47,183)	(327,974)
Net Increase (Decrease)	65,759	458,090	208,863	1,463,404
Total Net Increase (Decrease)	32,229	$219,545	98,388	$690,399
Tax-Aware Bond Fund
Class A
Shares Sold	1,676,818	$17,016,207	4,945,380	$50,348,752
Shares Issued for Reinvested Dividends	166,913	1,683,579	298,658	3,038,590
Shares Redeemed	(1,638,153)	(16,395,491)	(1,973,470)	(20,064,552)
Net Increase (Decrease)	205,578	2,304,295	3,270,568	33,322,790
Class C
Shares Sold	157,561	$1,606,570	746,816	$7,666,973
Shares Issued for Reinvested Dividends	12,395	125,650	21,412	218,713
Shares Redeemed	(162,170)	(1,645,819)	(173,062)	(1,764,227)
Net Increase (Decrease)	7,786	86,401	595,166	6,121,459
Class I
Shares Sold	14,905,223	$150,871,179	56,637,775	$575,242,421
Shares Issued for Reinvested Dividends	1,312,716	13,233,732	2,583,639	26,286,615
Shares Redeemed	(31,968,364)	(320,481,559)	(38,365,213)	(389,759,757)
Net Increase (Decrease)	(15,750,425)	(156,376,648)	20,856,201	211,769,279
Class Y
Shares Issued for Reinvested Dividends	377	$3,800	776	$7,895
Shares Redeemed	—	—	(6,559)	(67,095)
Net Increase (Decrease)	377	3,800	(5,783)	(59,200)
Class F
Shares Sold	4,007,526	$40,560,166	13,476,832	$137,115,774
Shares Issued for Reinvested Dividends	516,636	5,204,579	825,935	8,408,922
Shares Redeemed	(5,401,884)	(54,110,480)	(5,420,016)	(55,019,824)
Net Increase (Decrease)	(877,722)	(8,345,735)	8,882,751	90,504,872
Class SDR
Shares Sold	302,608	$3,097,489	470,090	$4,815,648
Shares Issued for Reinvested Dividends	46,300	466,156	91,827	933,777
Shares Redeemed	(663,547)	(6,782,714)	(1,125,076)	(11,495,912)
Net Increase (Decrease)	(314,639)	(3,219,069)	(563,159)	(5,746,487)
Total Net Increase (Decrease)	(16,729,045)	$(165,546,956)	33,035,744	$335,912,713

251

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Short Duration Fund
Class A
Shares Sold	8,807,264	$85,663,395	16,976,712	$162,712,078
Shares Issued for Reinvested Dividends	1,545,009	15,054,467	3,213,416	30,876,322
Shares Redeemed	(11,241,848)	(109,301,968)	(29,842,003)	(285,830,826)
Net Increase (Decrease)	(889,575)	(8,584,106)	(9,651,875)	(92,242,426)
Class C
Shares Sold	369,068	$3,589,069	1,202,308	$11,576,548
Shares Issued for Reinvested Dividends	49,958	486,834	101,518	975,881
Shares Redeemed	(570,487)	(5,550,367)	(1,511,629)	(14,496,789)
Net Increase (Decrease)	(151,461)	(1,474,464)	(207,803)	(1,944,360)
Class I
Shares Sold	19,954,608	$192,984,375	30,084,611	$287,067,651
Shares Issued for Reinvested Dividends	923,009	8,935,304	1,520,220	14,529,278
Shares Redeemed	(14,775,109)	(142,713,688)	(27,910,853)	(265,829,525)
Net Increase (Decrease)	6,102,508	59,205,991	3,693,978	35,767,404
Class R3
Shares Sold	98,317	$954,438	202,658	$1,924,996
Shares Issued for Reinvested Dividends	4,639	45,174	10,137	97,287
Shares Redeemed	(10,385)	(100,530)	(155,148)	(1,508,462)
Net Increase (Decrease)	92,571	899,082	57,647	513,821
Class R4
Shares Sold	19,160	$185,396	185,996	$1,771,079
Shares Issued for Reinvested Dividends	8,433	82,051	18,481	177,243
Shares Redeemed	(25,163)	(243,979)	(350,363)	(3,339,960)
Net Increase (Decrease)	2,430	23,468	(145,886)	(1,391,638)
Class R5
Shares Sold	25,798	$248,756	46,025	$440,621
Shares Issued for Reinvested Dividends	5,482	53,090	9,928	94,857
Shares Redeemed	(13,937)	(134,661)	(33,078)	(317,319)
Net Increase (Decrease)	17,343	167,185	22,875	218,159
Class R6
Shares Sold	181,000	$1,737,249	11,636	$110,006
Shares Issued for Reinvested Dividends	5,637	54,135	10,515	99,697
Shares Redeemed	(155,476)	(1,492,919)	(35,031)	(332,780)
Net Increase (Decrease)	31,161	298,465	(12,880)	(123,077)
Class Y
Shares Sold	415,195	$4,003,679	62,172	$591,342
Shares Issued for Reinvested Dividends	10,825	104,685	13,637	130,088
Shares Redeemed	(64,065)	(617,893)	(100,027)	(952,348)
Net Increase (Decrease)	361,955	3,490,471	(24,218)	(230,918)
Class F
Shares Sold	17,138,846	$164,987,667	23,927,709	$227,540,248
Shares Issued for Reinvested Dividends	1,568,637	15,128,570	2,744,085	26,138,028
Shares Redeemed	(11,002,132)	(105,895,151)	(23,660,929)	(224,995,263)
Net Increase (Decrease)	7,705,351	74,221,086	3,010,865	28,683,013
Total Net Increase (Decrease)	13,272,283	$128,247,178	(3,257,297)	$(30,750,022)
Strategic Income Fund
Class A
Shares Sold	4,546,838	$35,766,137	7,805,533	$60,889,464
Shares Issued for Reinvested Dividends	1,320,894	10,364,720	2,194,594	17,022,879
Shares Redeemed	(4,707,583)	(36,937,859)	(7,285,509)	(56,488,910)
Net Increase (Decrease)	1,160,149	9,192,998	2,714,618	21,423,433
Class C
Shares Sold	1,543,629	$12,318,352	3,761,927	$29,842,006
Shares Issued for Reinvested Dividends	289,143	2,299,768	412,984	3,245,522
Shares Redeemed	(1,362,415)	(10,840,239)	(1,955,397)	(15,377,357)
Net Increase (Decrease)	470,357	3,777,881	2,219,514	17,710,171

252

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	63,663,798	$502,047,540	114,773,428	$894,533,094
Shares Issued for Reinvested Dividends	8,228,939	64,760,347	11,503,880	89,581,978
Shares Redeemed	(42,442,388)	(333,748,316)	(62,678,099)	(486,514,671)
Net Increase (Decrease)	29,450,349	233,059,571	63,599,209	497,600,401
Class R3
Shares Sold	34,890	$275,199	75,440	$584,237
Shares Issued for Reinvested Dividends	13,111	102,772	24,271	187,884
Shares Redeemed	(24,986)	(196,325)	(153,493)	(1,190,889)
Net Increase (Decrease)	23,015	181,646	(53,782)	(418,768)
Class R4
Shares Sold	17,378	$136,949	53,755	$419,259
Shares Issued for Reinvested Dividends	28,811	225,884	52,782	408,930
Shares Redeemed	(92,737)	(729,562)	(85,870)	(669,130)
Net Increase (Decrease)	(46,548)	(366,729)	20,667	159,059
Class R5
Shares Sold	599,416	$4,706,223	1,242,505	$9,602,572
Shares Issued for Reinvested Dividends	158,543	1,240,763	282,131	2,181,837
Shares Redeemed	(592,266)	(4,652,862)	(1,663,782)	(12,831,837)
Net Increase (Decrease)	165,693	1,294,124	(139,146)	(1,047,428)
Class R6
Shares Sold	70,576,162	$560,810,309	12,060,834	$93,985,291
Shares Issued for Reinvested Dividends	3,405,229	26,622,829	2,528,931	19,575,532
Shares Redeemed	(10,029,786)	(78,195,201)	(11,159,658)	(86,870,776)
Net Increase (Decrease)	63,951,605	509,237,937	3,430,107	26,690,047
Class Y
Shares Sold	2,064,819	$16,126,677	7,459,737	$57,860,178
Shares Issued for Reinvested Dividends	557,468	4,354,409	804,755	6,225,069
Shares Redeemed	(2,820,593)	(22,084,693)	(3,683,984)	(28,476,785)
Net Increase (Decrease)	(198,306)	(1,603,607)	4,580,508	35,608,462
Class F
Shares Sold	12,338,786	$97,336,720	18,936,330	$147,473,534
Shares Issued for Reinvested Dividends	1,698,020	13,340,044	2,310,917	17,975,109
Shares Redeemed	(9,031,356)	(71,262,783)	(7,970,068)	(61,884,575)
Net Increase (Decrease)	5,005,450	39,413,981	13,277,179	103,564,068
Total Net Increase (Decrease)	99,981,764	$794,187,802	89,648,874	$701,289,445
Sustainable Municipal Bond Fund
Class A
Shares Sold	210,108	$2,105,970	283,642	$2,836,143
Shares Issued for Reinvested Dividends	33,725	337,285	64,883	648,093
Shares Redeemed	(229,617)	(2,289,460)	(484,340)	(4,815,213)
Net Increase (Decrease)	14,216	153,795	(135,815)	(1,330,977)
Class C
Shares Sold	—	$—	749	$7,205
Shares Issued for Reinvested Dividends	1,034	10,337	2,925	29,173
Shares Redeemed	(12,535)	(125,592)	(127,208)	(1,271,095)
Net Increase (Decrease)	(11,501)	(115,255)	(123,534)	(1,234,717)
Class I
Shares Sold	1,103,477	$10,976,501	1,729,248	$17,167,814
Shares Issued for Reinvested Dividends	62,291	621,391	137,388	1,368,511
Shares Redeemed	(1,995,980)	(19,868,587)	(1,764,709)	(17,505,127)
Net Increase (Decrease)	(830,212)	(8,270,695)	101,927	1,031,198
Class F
Shares Sold	186,394	$1,858,456	273,599	$2,722,633
Shares Issued for Reinvested Dividends	20,666	206,108	42,617	424,463
Shares Redeemed	(203,515)	(2,029,515)	(508,528)	(5,044,637)
Net Increase (Decrease)	3,545	35,049	(192,312)	(1,897,541)
Total Net Increase (Decrease)	(823,952)	$(8,197,106)	(349,734)	$(3,432,037)

253

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Total Return Bond Fund
Class A
Shares Sold	7,477,793	$68,003,885	19,213,474	$174,929,842
Shares Issued for Reinvested Dividends	2,325,783	21,217,256	4,459,313	40,592,493
Shares Redeemed	(11,648,942)	(105,841,075)	(19,245,238)	(174,760,584)
Net Increase (Decrease)	(1,845,366)	(16,619,934)	4,427,549	40,761,751
Class C
Shares Sold	15,811	$145,175	38,751	$357,336
Shares Issued for Reinvested Dividends	4,844	44,702	13,946	128,206
Shares Redeemed	(98,260)	(900,536)	(299,455)	(2,757,115)
Net Increase (Decrease)	(77,605)	(710,659)	(246,758)	(2,271,573)
Class I
Shares Sold	30,040,241	$271,320,845	76,488,941	$692,443,916
Shares Issued for Reinvested Dividends	2,407,280	21,753,599	2,846,575	25,764,702
Shares Redeemed	(21,470,605)	(193,167,974)	(49,160,830)	(443,795,414)
Net Increase (Decrease)	10,976,916	99,906,470	30,174,686	274,413,204
Class R3
Shares Sold	39,393	$366,158	81,095	$756,980
Shares Issued for Reinvested Dividends	6,862	64,397	14,692	137,550
Shares Redeemed	(80,219)	(750,509)	(88,074)	(827,632)
Net Increase (Decrease)	(33,964)	(319,954)	7,713	66,898
Class R4
Shares Sold	93,521	$867,385	213,133	$1,968,597
Shares Issued for Reinvested Dividends	17,615	163,826	44,469	412,570
Shares Redeemed	(419,017)	(3,911,550)	(296,831)	(2,741,071)
Net Increase (Decrease)	(307,881)	(2,880,339)	(39,229)	(359,904)
Class R5
Shares Sold	25,178	$231,608	106,422	$974,928
Shares Issued for Reinvested Dividends	1,949	17,955	7,666	70,452
Shares Redeemed	(16,077)	(148,225)	(196,251)	(1,819,500)
Net Increase (Decrease)	11,050	101,338	(82,163)	(774,120)
Class R6
Shares Sold	15,016,084	$136,422,076	45,258,326	$415,421,669
Shares Issued for Reinvested Dividends	1,594,668	14,498,731	1,631,907	14,902,626
Shares Redeemed	(7,010,386)	(63,639,346)	(12,449,112)	(113,358,957)
Net Increase (Decrease)	9,600,366	87,281,461	34,441,121	316,965,338
Class Y
Shares Sold	2,215,009	$20,160,683	1,988,579	$18,016,309
Shares Issued for Reinvested Dividends	204,661	1,869,296	408,585	3,731,608
Shares Redeemed	(2,469,537)	(22,411,222)	(3,416,526)	(31,164,120)
Net Increase (Decrease)	(49,867)	(381,243)	(1,019,362)	(9,416,203)
Class F
Shares Sold	28,724,753	$256,616,950	61,863,610	$555,025,540
Shares Issued for Reinvested Dividends	3,592,047	32,192,543	5,689,134	51,067,198
Shares Redeemed	(21,743,866)	(194,174,691)	(31,518,441)	(281,712,191)
Net Increase (Decrease)	10,572,934	94,634,802	36,034,303	324,380,547
Total Net Increase (Decrease)	28,846,583	$261,011,942	103,697,860	$943,765,938
World Bond Fund
Class A
Shares Sold	1,787,548	$17,823,317	3,984,040	$39,587,397
Shares Issued for Reinvested Dividends	647,930	6,386,443	890,356	8,849,978
Shares Redeemed	(2,781,232)	(27,758,390)	(6,362,370)	(63,014,476)
Net Increase (Decrease)	(345,754)	(3,548,630)	(1,487,974)	(14,577,101)
Class C
Shares Sold	89,879	$869,234	141,611	$1,359,780
Shares Issued for Reinvested Dividends	26,395	251,997	38,633	372,160
Shares Redeemed	(296,176)	(2,860,797)	(658,877)	(6,318,687)
Net Increase (Decrease)	(179,902)	(1,739,566)	(478,633)	(4,586,747)

254

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	18,372,563	$185,385,725	35,227,028	$353,939,475
Shares Issued for Reinvested Dividends	2,699,566	26,924,194	3,763,295	37,809,616
Shares Redeemed	(26,962,153)	(271,357,025)	(52,483,182)	(524,994,202)
Net Increase (Decrease)	(5,890,024)	(59,047,106)	(13,492,859)	(133,245,111)
Class R3
Shares Sold	8,579	$84,881	28,340	$280,489
Shares Issued for Reinvested Dividends	3,050	29,724	4,032	39,664
Shares Redeemed	(33,131)	(325,534)	(17,833)	(174,317)
Net Increase (Decrease)	(21,502)	(210,929)	14,539	145,836
Class R4
Shares Sold	18,423	$185,878	55,657	$555,214
Shares Issued for Reinvested Dividends	3,871	38,269	4,756	47,425
Shares Redeemed	(55,196)	(546,638)	(48,865)	(486,240)
Net Increase (Decrease)	(32,902)	(322,491)	11,548	116,399
Class R5
Shares Sold	170,133	$1,718,245	208,438	$2,099,028
Shares Issued for Reinvested Dividends	22,071	219,972	31,782	319,401
Shares Redeemed	(210,518)	(2,124,484)	(201,397)	(2,021,146)
Net Increase (Decrease)	(18,314)	(186,267)	38,823	397,283
Class R6
Shares Sold	3,977,791	$40,282,176	4,524,255	$45,579,887
Shares Issued for Reinvested Dividends	450,140	4,511,653	571,456	5,770,854
Shares Redeemed	(2,382,158)	(24,136,341)	(3,523,976)	(35,492,399)
Net Increase (Decrease)	2,045,773	20,657,488	1,571,735	15,858,342
Class Y
Shares Sold	694,298	$7,019,008	1,867,795	$18,851,453
Shares Issued for Reinvested Dividends	237,515	2,376,026	346,687	3,494,155
Shares Redeemed	(2,131,057)	(21,515,603)	(3,099,354)	(31,025,410)
Net Increase (Decrease)	(1,199,244)	(12,120,569)	(884,872)	(8,679,802)
Class F
Shares Sold	26,107,734	$263,842,653	75,547,314	$764,053,122
Shares Issued for Reinvested Dividends	6,419,703	64,154,550	7,346,587	73,985,326
Shares Redeemed	(69,021,632)	(694,862,844)	(35,483,315)	(356,679,838)
Net Increase (Decrease)	(36,494,195)	(366,865,641)	47,410,586	481,358,610
Total Net Increase (Decrease)	(42,136,064)	$(423,383,711)	32,702,893	$336,787,709
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

255

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

14.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
15.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

256

Hartford Fixed Income Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

257

Hartford Fixed Income Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

258

Hartford Fixed Income Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

259

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

260

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-FI25 06/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: July 7, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)